UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.4%

Advertising—0.1%
Harte-Hanks, Inc.	2,263	$20,571
Interpublic Group of Cos., Inc. (The)	7,852	76,400
Omnicom Group, Inc.(a)	4,275	190,579

Total Advertising		287,550

Aerospace/Defense—2.3%
Alliant Techsystems, Inc.(a)	192	10,975
Boeing Co. (The)	12,598	924,063
Curtiss-Wright Corp.	448	15,828
General Dynamics Corp.	7,321	486,188
Goodrich Corp.	872	107,866
Kaman Corp.	786	21,474
L-3 Communications Holdings, Inc.	1,910	127,359
Lockheed Martin Corp.	11,810	955,429
Northrop Grumman Corp.	6,603	386,143
Raytheon Co.	9,348	452,256
Rockwell Collins, Inc.	1,913	105,923
United Technologies Corp.	16,478	1,204,377

Total Aerospace/Defense		4,797,881

Agriculture—4.0%
Altria Group, Inc.	82,141	2,435,481
Archer-Daniels-Midland Co.	11,698	334,563
Lorillard, Inc.	4,625	527,250
Philip Morris International, Inc.	49,853	3,912,463
Reynolds American, Inc.	22,831	945,660
Universal Corp.(a)	912	41,915
Vector Group Ltd.(a)	5,730	101,765

Total Agriculture		8,299,097

Apparel—0.4%
Cherokee, Inc.	1,032	12,043
Coach, Inc.	3,022	184,463
Columbia Sportswear Co.(a)	499	23,228
Jones Group, Inc. (The)	1,412	14,897
NIKE, Inc. Class B	3,981	383,649
Ralph Lauren Corp. Class A	232	32,035
VF Corp.	1,748	221,978
Wolverine World Wide, Inc.(a)	703	25,055

Total Apparel		897,348

Auto Manufacturers—0.1%
PACCAR, Inc.(a)	4,691	175,772

Auto Parts & Equipment—0.2%
Cooper Tire & Rubber Co.	1,580	22,136
Douglas Dynamics, Inc.	872	12,749
Johnson Controls, Inc.(a)	11,586	362,178
Lear Corp.	896	35,661
Superior Industries International, Inc.	1,221	20,195

Total Auto Parts & Equipment		452,919

Banks—5.1%
1st Source Corp.	1,091	27,635
Arrow Financial Corp.(a)	888	20,815
Associated Banc-Corp.	1,000	11,170
BancFirst Corp.	493	18,507
BancorpSouth, Inc.(a)	993	10,943
Bank of America Corp.	51,222	284,794
Bank of Hawaii Corp.(a)	1,271	56,547
Bank of New York Mellon Corp. (The)	22,526	448,493
Bank of the Ozarks, Inc.	501	14,845
BB&T Corp.(a)	13,284	334,358
BOK Financial Corp.(a)	916	50,316
Capital One Financial Corp.	1,511	63,900

Investments	Shares	Value
Cathay General Bancorp	705	$10,526
Chemical Financial Corp.	1,109	23,644
Citigroup, Inc.	2,835	74,589
City Holding Co.(a)	683	23,147
City National Corp.(a)	683	30,175
Comerica, Inc.	1,602	41,332
Commerce Bancshares, Inc.(a)	1,565	59,658
Community Bank System, Inc.(a)	1,259	35,000
Community Trust Bancorp, Inc.	832	24,477
Cullen/Frost Bankers, Inc.(a)	1,546	81,799
CVB Financial Corp.(a)	3,329	33,390
East West Bancorp, Inc.	1,124	22,199
F.N.B Corp.(a)	5,253	59,411
Fifth Third Bancorp	16,253	206,738
First Busey Corp.	2,516	12,580
First Commonwealth Financial Corp.	1,672	8,795
First Financial Bancorp	2,943	48,972
First Financial Bankshares, Inc.(a)	742	24,805
First Financial Corp.	537	17,871
FirstMerit Corp.(a)	3,718	56,253
Fulton Financial Corp.(a)	3,450	33,844
Glacier Bancorp, Inc.(a)	2,879	34,634
Goldman Sachs Group, Inc. (The)	5,002	452,331
Hancock Holding Co.	1,854	59,272
Hudson Valley Holding Corp.	734	15,575
Huntington Bancshares, Inc.	17,811	97,782
Iberiabank Corp.	645	31,799
Independent Bank Corp.(a)	600	16,374
International Bancshares Corp.	1,538	28,199
JPMorgan Chase & Co.	82,552	2,744,854
KeyCorp	10,536	81,022
M&T Bank Corp.(a)	3,258	248,716
MB Financial, Inc.	740	12,654
Morgan Stanley	16,948	256,423
National Penn Bancshares, Inc.(a)	2,725	22,999
NBT Bancorp, Inc.	1,249	27,640
Northern Trust Corp.	4,704	186,561
Old National Bancorp	2,515	29,300
PacWest Bancorp	1,202	22,778
Park National Corp.(a)	858	55,821
Penns Woods Bancorp, Inc.(a)	389	15,085
PNC Financial Services Group, Inc.	8,903	513,436
Prosperity Bancshares, Inc.	732	29,536
Regions Financial Corp.	8,276	35,587
Renasant Corp.	1,103	16,545
S&T Bancorp, Inc.(a)	769	15,034
S.Y. Bancorp, Inc.	919	18,867
State Street Corp.	5,768	232,508
SunTrust Banks, Inc.	4,125	73,012
Susquehanna Bancshares, Inc.	2,270	19,023
Synovus Financial Corp.(a)	19,225	27,107
TCF Financial Corp.(a)	2,756	28,442
Tompkins Financial Corp.(a)	386	14,865
TrustCo Bank Corp.(a)	6,124	34,356
Trustmark Corp.(a)	1,685	40,929
U.S. Bancorp	24,440	661,102
UMB Financial Corp.	939	34,978
Umpqua Holdings Corp.	2,259	27,989
United Bankshares, Inc.(a)	1,830	51,734
Univest Corp. of Pennsylvania	1,103	16,148
Valley National Bancorp(a)	6,936	85,798
Washington Trust Bancorp, Inc.	515	12,288
Webster Financial Corp.	867	17,678
Wells Fargo & Co.	66,551	1,834,146
WesBanco, Inc.	994	19,353

See Notes to Schedule of Investments.

1        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Westamerica Bancorp.(a)	594	$26,077

Total Banks		10,597,885

Beverages—3.0%
Beam, Inc.	1,582	81,046
Brown-Forman Corp. Class A	739	58,580
Brown-Forman Corp. Class B	1,114	89,688
Coca-Cola Co. (The)	45,013	3,149,560
Coca-Cola Enterprises, Inc.	4,508	116,216
Dr. Pepper Snapple Group, Inc.	5,000	197,400
Molson Coors Brewing Co. Class B	3,343	145,554
PepsiCo, Inc.	35,096	2,328,620

Total Beverages		6,166,664

Biotechnology—0.4%
Amgen, Inc.	11,208	719,666
PDL BioPharma, Inc.	9,696	60,115

Total Biotechnology		779,781

Building Materials—0.1%
Eagle Materials, Inc.	564	14,472
Lennox International, Inc.(a)	765	25,819
Martin Marietta Materials, Inc.(a)	681	51,354
Masco Corp.	8,651	90,663
Simpson Manufacturing Co., Inc.	585	19,691

Total Building Materials		201,999

Chemicals—2.3%
A. Schulman, Inc.	413	8,747
Air Products & Chemicals, Inc.	4,159	354,305
Airgas, Inc.(a)	916	71,521
Albemarle Corp.	912	46,977
Ashland, Inc.	765	43,727
Cabot Corp.	724	23,269
Celanese Corp. Class A(a)	527	23,330
CF Industries Holdings, Inc.	517	74,955
Cytec Industries, Inc.	392	17,503
Dow Chemical Co. (The)	30,914	889,087
E.I. du Pont de Nemours & Co.	24,286	1,111,813
Eastman Chemical Co.	2,644	103,275
Ecolab, Inc.(a)	2,134	123,367
FMC Corp.(a)	371	31,921
H.B. Fuller Co.	682	15,761
Huntsman Corp.	6,996	69,960
Innophos Holdings, Inc.	209	10,149
International Flavors & Fragrances, Inc.(a)	1,209	63,376
Kronos Worldwide, Inc.	2,885	52,045
Monsanto Co.(a)	6,656	466,386
Mosaic Co. (The)	920	46,396
NewMarket Corp.(a)	108	21,396
Olin Corp.(a)	2,700	53,055
PolyOne Corp.	1,393	16,089
PPG Industries, Inc.	2,771	231,351
Praxair, Inc.	4,126	441,069
RPM International, Inc.(a)	3,029	74,362
Sensient Technologies Corp.	651	24,673
Sherwin-Williams Co. (The)(a)	1,281	114,355
Sigma-Aldrich Corp.(a)	901	56,277
Valhi, Inc.(a)	552	33,379
Valspar Corp.	1,073	41,815
Westlake Chemical Corp.	122	4,909

Total Chemicals		4,760,600

Coal—0.1%
Arch Coal, Inc.	4,434	64,337
Consol Energy, Inc.(a)	2,071	76,006
Peabody Energy Corp.	1,835	60,757

Investments	Shares	Value
Walter Energy, Inc.	235	$14,232

Total Coal		215,332

Commercial Services—1.3%
ABM Industries, Inc.	1,160	23,919
Advance America, Cash Advance Centers, Inc.(a)	2,518	22,536
Automatic Data Processing, Inc.	10,592	572,074
Corporate Executive Board Co. (The)	487	18,555
Deluxe Corp.	1,978	45,019
DeVry, Inc.	441	16,961
Electro Rent Corp.	1,074	18,419
Equifax, Inc.	1,622	62,836
H&R Block, Inc.	8,438	137,793
Healthcare Services Group, Inc.	2,320	41,041
Hillenbrand, Inc.	1,949	43,502
Insperity, Inc.	622	15,768
Intersections, Inc.(a)	1,290	14,306
Iron Mountain, Inc.	4,135	127,358
Landauer, Inc.	398	20,497
Lender Processing Services, Inc.	1,582	23,841
Lincoln Educational Services Corp.	1,196	9,448
Macquarie Infrastructure Co. LLC(a)	1,099	30,717
Manpower, Inc.(a)	1,026	36,679
Mastercard, Inc. Class A	148	55,177
McGrath Rentcorp	922	26,729
Moody’s Corp.	2,650	89,252
Paychex, Inc.	11,200	337,232
Quad Graphics, Inc.(a)	1,559	22,356
R.R. Donnelley & Sons Co.(a)	9,183	132,511
Rent-A-Center, Inc.	734	27,158
Robert Half International, Inc.	2,212	62,953
Rollins, Inc.(a)	1,854	41,196
SEI Investments Co.(a)	1,242	21,549
Service Corp. International	3,574	38,063
Sotheby’s(a)	555	15,834
Strayer Education, Inc.(a)	366	35,572
Total System Services, Inc.	2,594	50,739
Towers Watson & Co. Class A(a)	259	15,522
Visa, Inc. Class A(a)	3,248	329,769
Weight Watchers International, Inc.(a)	661	36,362
Western Union Co. (The)(a)	7,966	145,459

Total Commercial Services		2,764,702

Computers—1.6%
Computer Sciences Corp.(a)	3,261	77,286
Diebold, Inc.	2,206	66,334
DST Systems, Inc.	389	17,707
Hewlett-Packard Co.	24,074	620,146
International Business Machines Corp.	13,105	2,409,747
j2 Global, Inc.(a)	1,143	32,164
Jack Henry & Associates, Inc.(a)	1,015	34,114
Lexmark International, Inc. Class A(a)	1,521	50,300
MTS Systems Corp.	390	15,893

Total Computers		3,323,691

Cosmetics/Personal Care—2.6%
Avon Products, Inc.	15,705	274,366
Colgate-Palmolive Co.	8,828	815,619
Estee Lauder Cos., Inc. (The) Class A	858	96,371
Procter & Gamble Co. (The)	62,513	4,170,242

Total Cosmetics/Personal Care		5,356,598

Distribution/Wholesale—0.3%
Fastenal Co.(a)	2,981	130,002
Genuine Parts Co.	3,449	211,079
Owens & Minor, Inc.(a)	1,665	46,270

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        2

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Pool Corp.	1,084	$32,628
United Stationers, Inc.	640	20,838
W.W. Grainger, Inc.	751	140,580
Watsco, Inc.(a)	782	51,346

Total Distribution/Wholesale		632,743

Diversified Financial Services—1.6%
American Express Co.	12,514	590,285
Ameriprise Financial, Inc.	3,162	156,962
Artio Global Investors, Inc. Class A(a)	2,723	13,288
BGC Partners, Inc. Class A(a)	8,366	49,694
BlackRock, Inc.	3,093	551,296
CBOE Holdings, Inc.	1,148	29,687
Charles Schwab Corp. (The)(a)	19,030	214,278
CME Group, Inc.	1,049	255,610
Cohen & Steers, Inc.(a)	1,015	29,334
Discover Financial Services	3,835	92,040
Eaton Vance Corp.(a)	2,739	64,750
Evercore Partners, Inc. Class A	728	19,379
Federated Investors, Inc. Class B(a)	4,859	73,614
Franklin Resources, Inc.	1,600	153,696
GFI Group, Inc.	5,100	21,012
Greenhill & Co., Inc.(a)	1,053	38,298
Horizon Technology Finance Corp.	866	14,098
Interactive Brokers Group, Inc. Class A	1,146	17,121
Janus Capital Group, Inc.	4,868	30,717
Jefferies Group, Inc.	3,312	45,540
Legg Mason, Inc.(a)	1,318	31,698
Medley Capital Corp.	1,697	17,649
Nelnet, Inc. Class A	593	14,511
NYSE Euronext	8,498	221,798
Raymond James Financial, Inc.	1,679	51,982
SLM Corp.	9,900	132,660
T. Rowe Price Group, Inc.	4,040	230,078
TD Ameritrade Holding Corp.	5,893	92,225
Waddell & Reed Financial, Inc. Class A(a)	1,859	46,047
Walter Investment Management Corp.	1,866	38,272

Total Diversified Financial Services		3,337,619

Electric—6.5%
ALLETE, Inc.(a)	1,333	55,959
Alliant Energy Corp.	3,219	141,990
Ameren Corp.	8,593	284,686
American Electric Power Co., Inc.	16,372	676,327
Avista Corp.(a)	1,863	47,972
Black Hills Corp.(a)	1,151	38,651
Central Vermont Public Service Corp.	456	16,006
CH Energy Group, Inc.	531	31,000
Cleco Corp.(a)	1,319	50,254
CMS Energy Corp.	7,265	160,411
Consolidated Edison, Inc.	8,363	518,757
Constellation Energy Group, Inc.	3,548	140,749
Dominion Resources, Inc.	15,596	827,836
DTE Energy Co.	5,407	294,411
Duke Energy Corp.(a)	44,543	979,946
Edison International	7,640	316,296
Entergy Corp.	5,803	423,909
Exelon Corp.(a)	22,815	989,487
FirstEnergy Corp.	14,626	647,932
Great Plains Energy, Inc.(a)	4,024	87,643
Hawaiian Electric Industries, Inc.(a)	3,372	89,291
IDACORP, Inc.	1,100	46,651
Integrys Energy Group, Inc.(a)	2,972	161,023
ITC Holdings Corp.	749	56,834
MDU Resources Group, Inc.	4,205	90,239
MGE Energy, Inc.	706	33,020

Investments	Shares	Value
National Fuel Gas Co.(a)	1,582	$87,928
NextEra Energy, Inc.	11,427	695,676
Northeast Utilities	3,941	142,152
NorthWestern Corp.	1,290	46,169
NSTAR	2,668	125,289
NV Energy, Inc.	5,854	95,713
OGE Energy Corp.(a)	1,997	113,250
Otter Tail Corp.(a)	1,257	27,679
Pepco Holdings, Inc.(a)	8,939	181,462
PG&E Corp.	12,511	515,703
Pinnacle West Capital Corp.(a)	3,554	171,232
PNM Resources, Inc.(a)	1,855	33,817
Portland General Electric Co.	2,565	64,869
PPL Corp.	19,691	579,309
Progress Energy, Inc.	9,399	526,532
Public Service Enterprise Group, Inc.	15,602	515,022
SCANA Corp.(a)	4,003	180,375
Southern Co. (The)(a)	25,699	1,189,607
TECO Energy, Inc.	7,238	138,535
UIL Holdings Corp.(a)	1,989	70,351
Unisource Energy Corp.	1,107	40,870
Unitil Corp.(a)	625	17,737
Westar Energy, Inc.(a)	3,999	115,091
Wisconsin Energy Corp.(a)	4,938	172,632
Xcel Energy, Inc.	13,822	382,040

Total Electric		13,436,320

Electrical Components & Equipment—0.5%
Acuity Brands, Inc.	486	25,758
AMETEK, Inc.	860	36,206
Emerson Electric Co.	16,470	767,337
Hubbell, Inc. Class B	1,084	72,476
Littelfuse, Inc.	368	15,817
Molex, Inc.(a)	1,840	43,903
Molex, Inc. Class A	3,113	61,575

Total Electrical Components & Equipment		1,023,072

Electronics—0.6%
American Science & Engineering, Inc.	242	16,483
Amphenol Corp. Class A	1,052	47,750
AVX Corp.	2,145	27,370
Brady Corp. Class A	1,023	32,296
FLIR Systems, Inc.	942	23,616
Gentex Corp.(a)	1,881	55,659
Honeywell International, Inc.	15,415	837,805
Jabil Circuit, Inc.(a)	2,506	49,268
National Instruments Corp.	1,741	45,179
PerkinElmer, Inc.	1,443	28,860
Woodward, Inc.(a)	366	14,981

Total Electronics		1,179,267

Energy-Alternate Sources—0.0%
Covanta Holding Corp.	2,323	31,802
FutureFuel Corp.	1,249	15,512

Total Energy-Alternate Sources		47,314

Engineering & Construction—0.1%
Fluor Corp.	1,242	62,411
Granite Construction, Inc.	522	12,382
KBR, Inc.	1,137	31,688

Total Engineering & Construction		106,481

Entertainment—0.1%
Cinemark Holdings, Inc.	4,072	75,291
International Game Technology	3,164	54,421
National CineMedia, Inc.	3,173	39,345
Regal Entertainment Group Class A(a)	6,271	74,876

See Notes to Schedule of Investments.

3        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Speedway Motorsports, Inc.	1,209	$18,534
Vail Resorts, Inc.	445	18,850

Total Entertainment		281,317

Environmental Control—0.4%
Mine Safety Appliances Co.	1,015	33,617
Republic Services, Inc.	7,968	219,518
U.S. Ecology, Inc.	681	12,789
Waste Connections, Inc.	716	23,728
Waste Management, Inc.(a)	13,684	447,604

Total Environmental Control		737,256

Food—2.7%
B&G Foods, Inc.(a)	1,668	40,149
Campbell Soup Co.(a)	8,028	266,851
ConAgra Foods, Inc.	11,133	293,911
Corn Products International, Inc.	848	44,596
Flowers Foods, Inc.(a)	3,511	66,639
General Mills, Inc.	13,853	559,800
H.J. Heinz Co.	8,183	442,209
Hershey Co. (The)	2,743	169,462
Hormel Foods Corp.(a)	3,895	114,085
J.M. Smucker Co. (The)	1,998	156,184
Kellogg Co.	8,969	453,562
Kraft Foods, Inc. Class A	39,873	1,489,655
Kroger Co. (The)	8,353	202,310
Lancaster Colony Corp.(a)	501	34,739
McCormick & Co., Inc.	2,142	108,000
Ruddick Corp.(a)	733	31,255
Safeway, Inc.(a)	6,989	147,049
Sanderson Farms, Inc.	294	14,738
Sara Lee Corp.	10,790	204,147
Snyders-Lance, Inc.	1,616	36,360
SUPERVALU, Inc.(a)	8,097	65,748
Sysco Corp.	15,285	448,309
Tyson Foods, Inc. Class A	1,750	36,120
Weis Markets, Inc.(a)	781	31,193
Whole Foods Market, Inc.(a)	1,016	70,693

Total Food		5,527,764

Forest Products & Paper—0.2%
International Paper Co.	11,324	335,190
MeadWestvaco Corp.	3,865	115,757
PH Glatfelter Co.	1,002	14,148

Total Forest Products & Paper		465,095

Gas—0.8%
AGL Resources, Inc.	2,539	107,298
Atmos Energy Corp.(a)	2,391	79,740
CenterPoint Energy, Inc.	12,678	254,701
Chesapeake Utilities Corp.	146	6,329
Laclede Group, Inc. (The)	827	33,469
New Jersey Resources Corp.	1,004	49,397
NiSource, Inc.	7,838	186,623
Northwest Natural Gas Co.	656	31,442
Piedmont Natural Gas Co., Inc.(a)	1,930	65,581
Questar Corp.(a)	4,180	83,015
Sempra Energy	5,508	302,940
South Jersey Industries, Inc.(a)	688	39,085
Southern Union Co.	1,351	56,891
Southwest Gas Corp.	776	32,972
UGI Corp.	3,060	89,964
Vectren Corp.(a)	2,908	87,909
WGL Holdings, Inc.(a)	1,430	63,234

Total Gas		1,570,590

Investments	Shares	Value
Hand/Machine Tools - 0.2%
Kennametal, Inc.	1,166	$42,582
Lincoln Electric Holdings, Inc.	1,330	52,030
Regal-Beloit Corp.(a)	505	25,740
Snap-On, Inc.	1,136	57,504
Stanley Black & Decker, Inc.	3,072	207,667

Total Hand/Machine Tools		385,523

Healthcare-Products—1.1%
Baxter International, Inc.	10,850	536,858
Becton Dickinson and Co.	3,753	280,424
C.R. Bard, Inc.	567	48,479
DENTSPLY International, Inc.(a)	688	24,073
Hill-Rom Holdings, Inc.	728	24,526
Medtronic, Inc.	20,190	772,267
Meridian Bioscience, Inc.(a)	1,574	29,654
Patterson Cos., Inc.(a)	1,113	32,856
St. Jude Medical, Inc.	5,114	175,410
STERIS Corp.(a)	673	20,069
Stryker Corp.	4,058	201,723
Techne Corp.(a)	488	33,311
Teleflex, Inc.	750	45,968
West Pharmaceutical Services, Inc.	421	15,977

Total Healthcare-Products		2,241,595

Healthcare-Services—0.6%
Aetna, Inc.	3,548	149,690
Humana, Inc.	1,264	110,739
Lincare Holdings, Inc.	2,121	54,531
National Healthcare Corp.	379	15,880
Quest Diagnostics, Inc.(a)	1,115	64,737
UnitedHealth Group, Inc.	10,229	518,406
WellPoint, Inc.	3,486	230,947

Total Healthcare-Services		1,144,930

Holding Companies-Diversified—0.0%
Leucadia National Corp.	1,753	39,863

Home Builders—0.1%
D.R. Horton, Inc.	3,683	46,443
KB Home(a)	1,070	7,190
Lennar Corp. Class A(a)	1,421	27,923
MDC Holdings, Inc.	1,504	26,515
Ryland Group, Inc. (The)(a)	760	11,978
Thor Industries, Inc.(a)	1,186	32,532

Total Home Builders		152,581

Home Furnishings—0.1%
Harman International Industries, Inc.	430	16,357
Whirlpool Corp.(a)	2,218	105,244

Total Home Furnishings		121,601

Household Products/Wares—0.7%
American Greetings Corp. Class A(a)	490	6,130
Avery Dennison Corp.	2,720	78,009
Church & Dwight Co., Inc.	1,422	65,071
Clorox Co. (The)	3,404	226,570
Ennis, Inc.	1,163	15,503
Jarden Corp.	1,081	32,300
Kimberly-Clark Corp.(a)	11,095	816,148
Scotts Miracle-Gro Co. (The) Class A(a)	1,174	54,814
Tupperware Brands Corp.	940	52,612
WD-40 Co.	680	27,479

Total Household Products/Wares		1,374,636

Housewares—0.0%
Newell Rubbermaid, Inc.	4,211	68,007

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        4

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Toro Co. (The)	492	$29,845

Total Housewares		97,852

Insurance—2.6%
Aflac, Inc.	10,143	438,786
Allstate Corp. (The)	11,136	305,238
American Financial Group, Inc.	1,433	52,863
American National Insurance Co.	942	68,794
AmTrust Financial Services, Inc.	867	20,591
Aon Corp.	3,018	141,242
Arthur J. Gallagher & Co.(a)	3,287	109,917
Assurant, Inc.	1,259	51,695
Baldwin & Lyons, Inc. Class B	688	14,998
Brown & Brown, Inc.	1,685	38,132
Chubb Corp. (The)(a)	4,619	319,727
Cincinnati Financial Corp.(a)	6,152	187,390
CNA Financial Corp.	2,622	70,138
Delphi Financial Group, Inc. Class A	390	17,277
Donegal Group, Inc. Class A	938	13,282
Erie Indemnity Co. Class A	954	74,565
Fidelity National Financial, Inc. Class A	5,128	81,689
First American Financial Corp.	140	1,774
Hanover Insurance Group, Inc. (The)	1,218	42,569
Harleysville Group, Inc.	624	35,300
Hartford Financial Services Group, Inc.	7,198	116,967
HCC Insurance Holdings, Inc.(a)	2,051	56,403
Horace Mann Educators Corp.	1,244	17,055
Kemper Corp.	2,012	58,771
Life Partners Holdings, Inc.(a)	789	5,097
Lincoln National Corp.	3,437	66,747
Loews Corp.	1,881	70,820
Marsh & McLennan Cos., Inc.	10,866	343,583
Mercury General Corp.(a)	2,115	96,486
MetLife, Inc.	17,402	542,594
Old Republic International Corp.(a)	13,495	125,099
Principal Financial Group, Inc.(a)	6,147	151,216
ProAssurance Corp.	268	21,392
Progressive Corp. (The)	8,933	174,283
Protective Life Corp.	1,948	43,947
Prudential Financial, Inc.	9,741	488,219
Reinsurance Group of America, Inc.	757	39,553
RLI Corp.(a)	449	32,714
Safety Insurance Group, Inc.	681	27,567
Selective Insurance Group, Inc.	2,013	35,690
StanCorp Financial Group, Inc.(a)	1,016	37,338
State Auto Financial Corp.	1,736	23,592
Symetra Financial Corp.	2,688	24,380
Torchmark Corp.	833	36,144
Tower Group, Inc.(a)	1,239	24,991
Transatlantic Holdings, Inc.	831	45,481
Travelers Cos., Inc. (The)	8,482	501,880
United Fire & Casualty Co.	771	15,559
Universal Insurance Holdings, Inc.	2,725	9,756
Unum Group	4,107	86,534
W.R. Berkley Corp.(a)	959	32,980

Total Insurance		5,438,805

Internet—0.1%
Earthlink, Inc.	3,578	23,042
Expedia, Inc.(a)	973	28,236
IAC/InterActiveCorp	622	26,497
Nutrisystem, Inc.(a)	1,498	19,369
TripAdvisor, Inc.*(a)	98	2,471
United Online, Inc.	4,042	21,989

Total Internet		121,604

Investments	Shares	Value
Investment Companies—0.5%
Apollo Investment Corp.(a)	24,391	$157,078
Ares Capital Corp.(a)	13,810	213,365
Arlington Asset Investment Corp. Class A(a)	1,040	22,183
BlackRock Kelso Capital Corp.(a)	6,875	56,100
Fifth Street Finance Corp.(a)	7,118	68,119
Gladstone Capital Corp.	2,435	18,579
Golub Capital BDC, Inc.(a)	1,091	16,911
Kohlberg Capital Corp.(a)	2,375	14,986
Main Street Capital Corp.	1,756	37,297
MCG Capital Corp.	9,797	39,090
MVC Capital, Inc.(a)	679	7,870
NGP Capital Resources Co.(a)	1,387	9,973
PennantPark Investment Corp.(a)	3,793	38,271
Prospect Capital Corp.(a)	10,511	97,647
Solar Capital Ltd.	2,530	55,888
THL Credit, Inc.	1,714	20,928
TICC Capital Corp.	3,274	28,320
Triangle Capital Corp.(a)	1,836	35,104

Total Investment Companies		937,709

Iron/Steel—0.3%
AK Steel Holding Corp.(a)	2,623	21,666
Allegheny Technologies, Inc.	963	46,031
Carpenter Technology Corp.	256	13,179
Cliffs Natural Resources, Inc.	1,677	104,561
Commercial Metals Co.	2,663	36,829
Nucor Corp.	8,316	329,064
Reliance Steel & Aluminum Co.(a)	347	16,896
Steel Dynamics, Inc.(a)	4,908	64,540
United States Steel Corp.(a)	509	13,468

Total Iron/Steel		646,234

Leisure Time—0.1%
Callaway Golf Co.(a)	2,255	12,470
Harley-Davidson, Inc.(a)	2,359	91,695
Polaris Industries, Inc.	792	44,336

Total Leisure Time		148,501

Lodging—0.2%
Ameristar Casinos, Inc.	812	14,040
Choice Hotels International, Inc.(a)	1,148	43,681
Marriott International, Inc. Class A(a)	3,225	94,073
Starwood Hotels & Resorts Worldwide, Inc.(a)	1,452	69,653
Wyndham Worldwide Corp.	2,074	78,459
Wynn Resorts Ltd.(a)	1,656	182,971

Total Lodging		482,877

Machinery-Construction & Mining—0.4%
Caterpillar, Inc.	9,520	862,512
Joy Global, Inc.	743	55,703

Total Machinery—Construction & Mining		918,215

Machinery-Diversified—0.6%
Albany International Corp. Class A	622	14,381
Applied Industrial Technologies, Inc.(a)	1,080	37,984
Briggs & Stratton Corp.	591	9,155
Cognex Corp.(a)	597	21,367
Cummins, Inc.	2,367	208,343
Deere & Co.	6,253	483,669
Flowserve Corp.(a)	510	50,653
Graco, Inc.(a)	972	39,745
IDEX Corp.	1,168	43,344
NACCO Industries, Inc. Class A	178	15,881
Nordson Corp.(a)	662	27,261

See Notes to Schedule of Investments.

5        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Rockwell Automation, Inc.	2,263	$166,036
Roper Industries, Inc.(a)	372	32,316

Total Machinery-Diversified		1,150,135

Media—2.1%
Belo Corp. Class A	3,061	19,284
Cablevision Systems Corp. Class A	6,508	92,544
CBS Corp. Class A	967	26,766
CBS Corp. Class B	6,685	181,431
Comcast Corp. Class A	27,910	661,746
Comcast Corp. Special Class A(a)	8,577	202,074
Courier Corp.	1,206	14,146
Factset Research Systems, Inc.(a)	431	37,618
Gannett Co., Inc.	4,107	54,911
John Wiley & Sons, Inc. Class A	577	25,619
McGraw-Hill Cos., Inc. (The)	5,014	225,480
Meredith Corp.(a)	1,383	45,155
News Corp. Class A	13,323	237,682
News Corp. Class B	6,098	110,862
Scripps Networks Interactive, Inc. Class A(a)	763	32,366
Sinclair Broadcast Group, Inc. Class A	2,027	22,966
Time Warner Cable, Inc.	6,769	430,305
Time Warner, Inc.	19,634	709,573
Viacom, Inc. Class A	761	40,584
Viacom, Inc. Class B	8,090	367,367
Walt Disney Co. (The)	20,634	773,775
Washington Post Co. (The) Class B(a)	149	56,145
World Wrestling Entertainment, Inc. Class A(a)	2,615	24,372

Total Media		4,392,771

Metal Fabricate/Hardware—0.1%
Kaydon Corp.	573	17,476
Mueller Industries, Inc.	405	15,560
Timken Co. (The)	1,281	49,588
Worthington Industries, Inc.	1,049	17,183

Total Metal Fabricate/Hardware		99,807

Mining—1.5%
Alcoa, Inc.	9,661	83,568
AMCOL International Corp.(a)	674	18,097
Compass Minerals International, Inc.	517	35,595
Freeport-McMoRan Copper & Gold, Inc.	17,192	632,494
Globe Specialty Metals, Inc.	1,128	15,104
Gold Resource Corp.(a)	1,170	24,862
Hecla Mining Co.	3,372	17,635
Kaiser Aluminum Corp.	167	7,662
Newmont Mining Corp.	7,364	441,914
Royal Gold, Inc.	197	13,284
Southern Copper Corp.	54,962	1,658,753
Titanium Metals Corp.	2,387	35,757
Vulcan Materials Co.	239	9,405

Total Mining		2,994,130

Miscellaneous Manufacturing—3.8%
3M Co.	13,649	1,115,533
A.O. Smith Corp.	270	10,832
Aptargroup, Inc.(a)	746	38,919
Barnes Group, Inc.	1,079	26,015
Brink’s Co. (The)	619	16,639
Carlisle Cos., Inc.	1,010	44,743
CLARCOR, Inc.(a)	585	29,244
Crane Co.	1,014	47,364
Danaher Corp.	1,014	47,698
Donaldson Co., Inc.(a)	485	33,019
Dover Corp.	2,894	167,997

Investments	Shares	Value
Eaton Corp.	7,510	$326,910
General Electric Co.	262,493	4,701,250
Harsco Corp.	2,522	51,903
Illinois Tool Works, Inc.	10,549	492,744
ITT Corp.	1,349	26,076
Koppers Holdings, Inc.	593	20,375
Leggett & Platt, Inc.(a)	5,190	119,578
NL Industries, Inc.	2,482	32,191
Pall Corp.	1,023	58,464
Parker Hannifin Corp.	2,067	157,609
Pentair, Inc.(a)	1,708	56,859
SPX Corp.	685	41,285
Textron, Inc.(a)	1,349	24,943
Trinity Industries, Inc.	1,147	34,479

Total Miscellaneous Manufacturing		7,722,669

Office Furnishings—0.0%
HNI Corp.(a)	1,075	28,057
Knoll, Inc.	1,251	18,577
Steelcase, Inc. Class A(a)	2,749	20,508

Total Office Furnishings		67,142

Office/Business Equipment—0.2%
Pitney Bowes, Inc.(a)	11,210	207,834
Xerox Corp.	20,945	166,722

Total Office/Business Equipment		374,556

Oil & Gas—8.5%
Anadarko Petroleum Corp.	1,729	131,975
Apache Corp.	1,800	163,044
Berry Petroleum Co. Class A(a)	440	18,489
Chesapeake Energy Corp.	7,032	156,743
Chevron Corp.	44,733	4,759,591
Cimarex Energy Co.	316	19,560
ConocoPhillips	35,783	2,607,507
Devon Energy Corp.	3,034	188,108
Diamond Offshore Drilling, Inc.(a)	699	38,627
Energen Corp.(a)	334	16,700
EOG Resources, Inc.	1,380	135,944
EQT Corp.	1,760	96,430
EXCO Resources, Inc.(a)	2,436	25,456
Exxon Mobil Corp.	78,961	6,692,734
Helmerich & Payne, Inc.(a)	318	18,559
Hess Corp.	1,763	100,138
HollyFrontier Corp.	2,143	50,146
Marathon Oil Corp.	10,403	304,496
Marathon Petroleum Corp.	6,999	232,997
Murphy Oil Corp.	2,830	157,744
Noble Energy, Inc.	1,329	125,444
Occidental Petroleum Corp.	11,588	1,085,796
Patterson-UTI Energy, Inc.	515	10,290
Pioneer Natural Resources Co.	2	179
Range Resources Corp.	316	19,573
Sunoco, Inc.	1,204	49,388
Valero Energy Corp.	10,995	231,445
Vanguard Natural Resources LLC	1,841	50,867

Total Oil & Gas		17,487,970

Oil & Gas Services—0.3%
Baker Hughes, Inc.	3,233	157,253
CARBO Ceramics, Inc.(a)	124	15,293
Halliburton Co.	7,340	253,304
National Oilwell Varco, Inc.	2,160	146,858
Oceaneering International, Inc.	940	43,362
RPC, Inc.(a)	2,443	44,585
Targa Resources Corp.(a)	1,006	40,934

Total Oil & Gas Services		701,589

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        6

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Packaging & Containers — 0.2%
Ball Corp.	1,076	$38,424
Bemis Co., Inc.(a)	2,098	63,108
Greif, Inc. Class A	777	35,392
Greif, Inc. Class B(a)	896	40,365
Packaging Corp. of America	2,259	57,017
Rock-Tenn Co. Class A	676	39,005
Sealed Air Corp.	4,075	70,131
Silgan Holdings, Inc.	650	25,116
Sonoco Products Co.(a)	2,613	86,124
Temple-Inland, Inc.	1,359	43,094

Total Packaging & Containers		497,776

Pharmaceuticals—9.2%
Abbott Laboratories	38,634	2,172,390
Allergan, Inc.	531	46,590
AmerisourceBergen Corp.	2,652	98,628
Bristol-Myers Squibb Co.	46,586	1,641,691
Cardinal Health, Inc.	5,228	212,309
Eli Lilly & Co.	39,818	1,654,836
Johnson & Johnson	68,696	4,505,084
McKesson Corp.	1,829	142,497
Mead Johnson Nutrition Co.	2,037	140,003
Medicis Pharmaceutical Corp. Class A	525	17,456
Merck & Co., Inc.	99,985	3,769,434
Perrigo Co.(a)	239	23,255
Pfizer, Inc.	205,508	4,447,193

Total Pharmaceuticals		18,871,366

Pipelines—0.9%
Crosstex Energy, Inc.	1,381	17,456
El Paso Corp.	1,020	27,101
Kinder Morgan, Inc.(a)	19,082	613,868
ONEOK, Inc.	2,022	175,287
Spectra Energy Corp.(a)	17,247	530,345
Williams Cos., Inc. (The)	13,080	431,902

Total Pipelines		1,795,959

Private Equity—0.0%
Hercules Technology Growth Capital, Inc.	3,147	29,708

Real Estate—0.0%
Sovran Self Storage, Inc.	1,044	44,548

REITS—5.4%
Acadia Realty Trust(a)	1,663	33,493
Agree Realty Corp.(a)	709	17,285
Alexander’s, Inc.	131	48,474
Alexandria Real Estate Equities, Inc.(a)	1,233	85,040
American Assets Trust, Inc.(a)	1,304	26,745
American Campus Communities, Inc.	1,769	74,227
Apartment Investment & Management Co. Class A(a)	1,762	40,367
Ashford Hospitality Trust, Inc.(a)	2,884	23,072
Associated Estates Realty Corp.	1,169	18,646
AvalonBay Communities, Inc.(a)	1,936	252,842
BioMed Realty Trust, Inc.(a)	4,910	88,773
Boston Properties, Inc.	2,266	225,694
Brandywine Realty Trust(a)	7,210	68,495
BRE Properties, Inc.	1,672	84,403
Camden Property Trust	1,738	108,173
Campus Crest Communities, Inc.(a)	1,768	17,786
CapLease, Inc.	1,995	8,060
CBL & Associates Properties, Inc.(a)	5,877	92,269
Cedar Realty Trust, Inc.(a)	2,089	9,004
Chesapeake Lodging Trust	659	10,188
Cogdell Spencer, Inc.	4,938	20,986

Investments	Shares	Value
Colonial Properties Trust(a)	2,588	$53,986
CommonWealth REIT	7,199	119,791
Corporate Office Properties Trust(a)	4,002	85,083
Cousins Properties, Inc.(a)	2,208	14,153
CubeSmart(a)	2,723	28,973
DCT Industrial Trust, Inc.(a)	10,538	53,955
DDR Corp.(a)	5,171	62,931
DiamondRock Hospitality Co.(a)	4,367	42,098
Digital Realty Trust, Inc.(a)	3,082	205,477
Douglas Emmett, Inc.(a)	2,526	46,074
Duke Realty Corp.(a)	11,543	139,093
DuPont Fabros Technology, Inc.(a)	810	19,618
EastGroup Properties, Inc.(a)	1,341	58,307
Education Realty Trust, Inc.	2,517	25,749
Entertainment Properties Trust(a)	2,261	98,828
Equity Lifestyle Properties, Inc.(a)	600	40,014
Equity One, Inc.(a)	3,845	65,288
Equity Residential	5,152	293,819
Essex Property Trust, Inc.	755	106,085
Excel Trust, Inc.	1,471	17,652
Extra Space Storage, Inc.	2,113	51,198
Federal Realty Investment Trust	1,383	125,507
First Potomac Realty Trust(a)	2,167	28,279
Franklin Street Properties Corp.(a)	2,808	27,940
General Growth Properties, Inc.(a)	17,070	256,391
Getty Realty Corp.(a)	1,589	22,167
Gladstone Commercial Corp.	1,044	18,322
Glimcher Realty Trust(a)	4,407	40,544
Government Properties Income Trust(a)	2,699	60,862
HCP, Inc.	13,804	571,900
Health Care REIT, Inc.	7,403	403,686
Healthcare Realty Trust, Inc.	3,979	73,970
Hersha Hospitality Trust(a)	5,614	27,396
Highwoods Properties, Inc.(a)	2,803	83,165
Home Properties, Inc.(a)	1,583	91,133
Hospitality Properties Trust(a)	7,694	176,808
Host Hotels & Resorts, Inc.	5,275	77,912
Hudson Pacific Properties, Inc.	1,192	16,879
Inland Real Estate Corp.	5,184	39,450
Investors Real Estate Trust	4,405	32,134
Kilroy Realty Corp.(a)	1,675	63,767
Kimco Realty Corp.	14,183	230,332
Kite Realty Group Trust	3,525	15,898
LaSalle Hotel Properties(a)	765	18,521
Lexington Realty Trust(a)	7,015	52,542
Liberty Property Trust(a)	5,097	157,395
LTC Properties, Inc.	1,096	33,823
Macerich Co. (The)(a)	4,215	213,279
Mack-Cali Realty Corp.(a)	4,332	115,621
Medical Properties Trust, Inc.(a)	8,159	80,529
Mid-America Apartment Communities, Inc.(a)	1,072	67,054
Mission West Properties, Inc.(a)	1,982	17,878
Monmouth Real Estate Investment Corp. Class A	2,463	22,536
National Health Investors, Inc.(a)	1,335	58,713
National Retail Properties, Inc.(a)	4,126	108,844
Omega Healthcare Investors, Inc.	6,232	120,589
One Liberty Properties, Inc.	674	11,121
Parkway Properties, Inc.	1,181	11,645
Pebblebrook Hotel Trust	1,133	21,731
Pennsylvania Real Estate Investment Trust(a)	2,461	25,693
Piedmont Office Realty Trust, Inc. Class A(a)	9,167	156,206

See Notes to Schedule of Investments.

7        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Plum Creek Timber Co., Inc.(a)	5,675	$207,478
Post Properties, Inc.(a)	846	36,987
Potlatch Corp.(a)	1,746	54,318
ProLogis, Inc.	13,207	377,588
PS Business Parks, Inc.	788	43,679
Public Storage	3,616	486,207
Ramco-Gershenson Properties Trust	1,255	12,337
Rayonier, Inc.(a)	3,423	152,768
Realty Income Corp.(a)	4,669	163,228
Regency Centers Corp.(a)	3,223	121,249
Retail Opportunity Investments Corp.(a)	1,575	18,648
RLJ Lodging Trust	2,800	47,124
Sabra Health Care REIT, Inc.	3,259	39,401
Saul Centers, Inc.	645	22,846
Senior Housing Properties Trust	7,976	178,981
Simon Property Group, Inc.	6,203	799,815
SL Green Realty Corp.(a)	392	26,123
STAG Industrial, Inc.	1,388	15,920
Sun Communities, Inc.(a)	1,436	52,457
Tanger Factory Outlet Centers(a)	1,840	53,949
Taubman Centers, Inc.	1,228	76,259
UDR, Inc.	5,324	133,632
Universal Health Realty Income Trust	915	35,685
Urstadt Biddle Properties, Inc. Class A	585	10,577
Ventas, Inc.	7,129	393,022
Vornado Realty Trust	4,913	377,613
Washington Real Estate Investment Trust(a)	2,747	75,130
Weingarten Realty Investors(a)	4,512	98,452
Weyerhaeuser Co.	12,762	238,267
Winthrop Realty Trust(a)	2,056	20,910

Total REITS		11,131,006

Retail—6.3%
Abercrombie & Fitch Co. Class A	1,053	51,429
Advance Auto Parts, Inc.	203	14,135
American Eagle Outfitters, Inc.(a)	3,711	56,741
Best Buy Co., Inc.(a)	6,737	157,444
Bob Evans Farms, Inc.	753	25,256
Brinker International, Inc.	1,633	43,699
Buckle, Inc. (The)(a)	969	39,603
Casey’s General Stores, Inc.	246	12,671
Cato Corp. (The) Class A	1,101	26,644
CEC Entertainment, Inc.	477	16,433
Chico’s FAS, Inc.	1,483	16,521
Costco Wholesale Corp.	3,532	294,286
Cracker Barrel Old Country Store, Inc.(a)	455	22,937
CVS Caremark Corp.	12,090	493,030
Darden Restaurants, Inc.(a)	3,585	163,404
Dick’s Sporting Goods, Inc.(a)	909	33,524
DSW, Inc. Class A	389	17,198
Family Dollar Stores, Inc.	1,057	60,947
Foot Locker, Inc.(a)	3,138	74,810
Gap, Inc. (The)(a)	8,818	163,574
Guess?, Inc.(a)	1,854	55,286
Home Depot, Inc.(a)	31,969	1,343,977
HOT Topic, Inc.	1,747	11,548
HSN, Inc.	582	21,103
J.C. Penney Co., Inc.(a)	3,734	131,250
Kohl’s Corp.	3,521	173,761
Lowe’s Cos., Inc.	19,905	505,189
Ltd. Brands, Inc.	4,372	176,410
Macy’s, Inc.(a)	3,873	124,633
McDonald’s Corp.	20,569	2,063,688
Men’s Wearhouse, Inc. (The)	754	24,437
MSC Industrial Direct Co. Class A(a)	584	41,785

Investments	Shares	Value
Nordstrom, Inc.(a)	2,904	$144,358
Penske Automotive Group, Inc.	1,323	25,468
PetSmart, Inc.	932	47,802
PF Chang’s China Bistro, Inc.(a)	614	18,979
RadioShack Corp.(a)	3,799	36,888
Regis Corp.	862	14,266
Ross Stores, Inc.	1,646	78,234
Staples, Inc.(a)	13,223	183,667
Starbucks Corp.	8,234	378,846
Target Corp.	10,548	540,269
Texas Roadhouse, Inc.	1,368	20,383
Tiffany & Co.	1,525	101,046
TJX Cos., Inc.	3,316	214,048
Tractor Supply Co.	305	21,396
Walgreen Co.	16,250	537,225
Wal-Mart Stores, Inc.	60,877	3,638,010
Wendy’s Co. (The)	4,937	26,462
Williams-Sonoma, Inc.	1,340	51,590
Yum! Brands, Inc.	6,434	379,670

Total Retail		12,915,960

Savings & Loans—0.5%
Astoria Financial Corp.	3,780	32,092
BankUnited, Inc.(a)	1,645	36,174
Berkshire Hills Bancorp, Inc.	692	15,356
Brookline Bancorp, Inc.	2,272	19,176
Capitol Federal Financial, Inc.	3,773	43,540
Dime Community Bancshares, Inc.	1,584	19,958
First Niagara Financial Group, Inc.	14,973	129,217
Flushing Financial Corp.	1,237	15,623
Hudson City Bancorp, Inc.(a)	18,651	116,569
New York Community Bancorp, Inc.(a)	25,016	309,448
Northwest Bancshares, Inc.	3,257	40,517
OceanFirst Financial Corp.	1,694	22,141
Oritani Financial Corp.	2,266	28,937
People’s United Financial, Inc.	12,755	163,902
Provident Financial Services, Inc.	2,001	26,793
Roma Financial Corp.	1,680	16,531
Washington Federal, Inc.	1,487	20,803

Total Savings & Loans		1,056,777

Semiconductors—3.0%
Altera Corp.	1,905	70,675
Analog Devices, Inc.	6,096	218,115
Applied Materials, Inc.	28,058	300,501
Brooks Automation, Inc.	1,887	19,379
Intel Corp.	128,173	3,108,195
Intersil Corp. Class A	3,745	39,098
KLA-Tencor Corp.	3,468	167,331
Linear Technology Corp.	5,019	150,721
Maxim Integrated Products, Inc.	7,191	187,254
Microchip Technology, Inc.(a)	5,193	190,220
MKS Instruments, Inc.	966	26,874
QUALCOMM, Inc.	18,959	1,037,057
Texas Instruments, Inc.(a)	18,830	548,141
Xilinx, Inc.	4,463	143,084

Total Semiconductors		6,206,645

Software—2.9%
Activision Blizzard, Inc.	11,576	142,616
American Software, Inc. Class A	2,443	23,086
Blackbaud, Inc.(a)	1,083	29,999
Broadridge Financial Solutions, Inc.	2,621	59,104
CA, Inc.	2,857	57,754
Computer Programs & Systems, Inc.	487	24,891
Dun & Bradstreet Corp.	572	42,803

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        8

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2011

Investments	Shares	Value
Fidelity National Information Services, Inc.	1,924	$51,159
Intuit, Inc.	2,200	115,698
ManTech International Corp. Class A	561	17,526
Microsoft Corp.	181,099	4,701,330
Oracle Corp.	27,931	716,430
Quality Systems, Inc.(a)	642	23,748
Solera Holdings, Inc.	441	19,642

Total Software		6,025,786

Telecommunications—7.5%
ADTRAN, Inc.	756	22,801
Alaska Communications Systems Group, Inc.(a)	6,859	20,646
AT&T, Inc.	246,181	7,444,513
Atlantic Tele-Network, Inc.	369	14,410
CenturyLink, Inc.	34,289	1,275,551
Cisco Systems, Inc.	47,821	864,604
Comtech Telecommunications Corp.	591	16,914
Consolidated Communications Holdings, Inc.	2,412	45,949
Corning, Inc.	24,002	311,546
Frontier Communications Corp.(a)	102,368	527,195
Harris Corp.(a)	2,587	93,236
IDT Corp. Class B	1,819	17,062
InterDigital, Inc.(a)	418	18,212
Motorola Solutions, Inc.	3,959	183,262
NTELOS Holdings Corp.	1,333	27,167
Telephone & Data Systems, Inc.(a)	921	23,845
Telephone & Data Systems, Inc. Special Shares	1,161	27,643
Tellabs, Inc.	6,451	26,062
USA Mobility, Inc.	1,382	19,168
Verizon Communications, Inc.	103,207	4,140,665
Virgin Media, Inc.(a)	1,753	37,479
Windstream Corp.(a)	31,260	366,992

Total Telecommunications		15,524,922

Textiles—0.0%
Cintas Corp.	1,793	62,414

Toys/Games/Hobbies—0.2%
Hasbro, Inc.	3,096	98,732
Mattel, Inc.	7,895	219,165

Total Toys/Games/Hobbies		317,897

Transportation—1.6%
Alexander & Baldwin, Inc.	1,319	53,842
Bristow Group, Inc.	430	20,378
C.H. Robinson Worldwide, Inc.(a)	2,023	141,165
Con-way, Inc.	610	17,788
CSX Corp.	17,298	364,296
Expeditors International of Washington, Inc.	1,788	73,236
FedEx Corp.	1,412	117,916
International Shipholding Corp.	944	17,643
JB Hunt Transport Services, Inc.(a)	1,013	45,656
Knight Transportation, Inc.(a)	521	8,148
Norfolk Southern Corp.	5,793	422,078
Overseas Shipholding Group, Inc.(a)	997	10,897
Ryder System, Inc.	1,070	56,860
Tidewater, Inc.(a)	515	25,390
Union Pacific Corp.	8,006	848,156
United Parcel Service, Inc. Class B	14,806	1,083,651
Werner Enterprises, Inc.	632	15,231

Total Transportation		3,322,331

Investments	Shares	Value
Trucking & Leasing—0.1%
GATX Corp.	1,186	$51,781
TAL International Group, Inc.(a)	1,980	57,004

Total Trucking & Leasing		108,785

Water—0.1%
American States Water Co.	611	21,324
American Water Works Co., Inc.	3,767	120,017
Aqua America, Inc.	2,777	61,233
California Water Service Group	820	14,973
Connecticut Water Service, Inc.	800	21,704
Middlesex Water Co.	1,275	23,791
SJW Corp.(a)	674	15,933

Total Water		278,975

TOTAL COMMON STOCKS
(Cost: $178,380,325)		204,856,807

EXCHANGE-TRADED FUND—0.3%
WisdomTree Total Earnings Fund(a)(b)
(Cost: $543,069)	13,394	602,864

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $110,152)	110,152	110,152

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—10.6%

MONEY MARKET FUND—10.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $21,776,439)(e)	21,776,439	21,776,439

TOTAL INVESTMENTS IN SECURITIES—110.4%
(Cost: $200,809,985)(f)		227,346,262
Liabilities in Excess of Other Assets—(10.4)%		(21,353,579)

NET ASSETS—100.0%		$205,992,683

* Non-income producing security.
(a) Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b) Affiliated company (See Note 4).
(c) Rate shown represents annualized 7-day yield as of December 31, 2011.
(d) Interest rate shown reflects yield as of December 31, 2011.
(e) At December 31, 2011, the total market value of the Fund’s securities on loan was $21,147,555 and the total market value of the collateral held by the Fund was $21,776,439.
(f) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

9        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.5%

Advertising—0.0%
Harte-Hanks, Inc.	5,470	$49,722

Aerospace/Defense—1.9%
Lockheed Martin Corp.	44,927	3,634,594
Northrop Grumman Corp.	24,833	1,452,234
Raytheon Co.	35,102	1,698,235

Total Aerospace/Defense		6,785,063

Agriculture—8.2%
Altria Group, Inc.	312,188	9,256,374
Lorillard, Inc.	17,360	1,979,040
Philip Morris International, Inc.	189,924	14,905,236
Reynolds American, Inc.	86,324	3,575,540
Universal Corp.	2,922	134,295
Vector Group Ltd.(a)	19,126	339,678

Total Agriculture		30,190,163

Auto Parts & Equipment—0.0%
Douglas Dynamics, Inc.	3,217	47,033
Superior Industries International, Inc.	2,958	48,925

Total Auto Parts & Equipment		95,958

Banks—1.1%
Arrow Financial Corp.(a)	1,295	30,355
Bank of Hawaii Corp.(a)	5,271	234,507
Camden National Corp.	656	21,386
Chemical Financial Corp.	2,596	55,347
Citizens & Northern Corp.	1,131	20,889
City Holding Co.(a)	1,892	64,120
Community Bank System, Inc.(a)	3,901	108,448
Community Trust Bancorp, Inc.	1,724	50,720
Cullen/Frost Bankers, Inc.(a)	5,866	310,370
CVB Financial Corp.(a)	10,379	104,101
F.N.B Corp.(a)	15,073	170,476
First Financial Bancorp	10,426	173,489
First of Long Island Corp. (The)	640	16,845
FirstMerit Corp.(a)	13,013	196,887
Glacier Bancorp, Inc.	8,755	105,323
Great Southern Bancorp, Inc.(a)	868	20,476
Hudson Valley Holding Corp.	1,901	40,339
M&T Bank Corp.(a)	13,047	996,008
NBT Bancorp, Inc.	3,071	67,961
PacWest Bancorp	3,729	70,664
Park National Corp.(a)	2,555	166,228
Renasant Corp.(a)	3,088	46,320
S&T Bancorp, Inc.(a)	2,314	45,239
S.Y. Bancorp, Inc.	1,258	25,827
Southside Bancshares, Inc.	1,173	25,407
Sterling Bancorp	3,539	30,577
Tompkins Financial Corp.(a)	1,039	40,012
TrustCo Bank Corp.(a)	12,388	69,497
Trustmark Corp.(a)	7,091	172,240
United Bankshares, Inc.(a)	6,000	169,620
Univest Corp. of Pennsylvania	2,253	32,984
Valley National Bancorp(a)	27,014	334,163
Washington Trust Bancorp, Inc.	1,684	40,180
WesBanco, Inc.	2,065	40,205

Total Banks		4,097,210

Beverages—0.2%
Dr. Pepper Snapple Group, Inc.	18,815	742,816

Biotechnology—0.1%
PDL BioPharma, Inc.	36,189	224,372

Investments	Shares	Value
Chemicals—2.3%
A. Schulman, Inc.	2,504	$53,035
Dow Chemical Co. (The)	122,911	3,534,920
E.I. du Pont de Nemours & Co.	92,747	4,245,958
Huntsman Corp.	25,912	259,120
Olin Corp.(a)	8,991	176,673
RPM International, Inc.(a)	13,371	328,258

Total Chemicals		8,597,964

Commercial Services—1.0%
CDI Corp.	1,917	26,474
Deluxe Corp.	6,479	147,462
Electro Rent Corp.	2,920	50,078
H&R Block, Inc.	32,399	529,076
Healthcare Services Group, Inc.(a)	7,216	127,651
Hillenbrand, Inc.	6,174	137,804
Iron Mountain, Inc.	16,427	505,951
Landauer, Inc.	1,099	56,598
McGrath Rentcorp	2,089	60,560
Paychex, Inc.	42,003	1,264,710
Quad Graphics, Inc.(a)	4,844	69,463
R.R. Donnelley & Sons Co.(a)	37,163	536,262
Strayer Education, Inc.	1,398	135,872

Total Commercial Services		3,647,961

Computers—0.1%
Computer Sciences Corp.(a)	12,873	305,090
Diebold, Inc.	6,511	195,786

Total Computers		500,876

Cosmetics/Personal Care—4.6%
Avon Products, Inc.	61,003	1,065,722
Procter & Gamble Co. (The)	237,683	15,855,833

Total Cosmetics/Personal Care		16,921,555

Distribution/Wholesale—0.1%
Watsco, Inc.(a)	3,004	197,243

Diversified Financial Services—0.4%
Artio Global Investors, Inc. Class A(a)	7,014	34,228
BGC Partners, Inc. Class A(a)	29,250	173,745
Federated Investors, Inc. Class B(a)	17,665	267,625
GFI Group, Inc.	14,758	60,803
Greenhill & Co., Inc.(a)	3,583	130,314
NYSE Euronext	31,268	816,095
Walter Investment Management Corp.	6,656	136,515
Westwood Holdings Group, Inc.	710	25,950

Total Diversified Financial Services		1,645,275

Electric—13.1%
ALLETE, Inc.(a)	4,607	193,402
Alliant Energy Corp.	12,146	535,760
Ameren Corp.	32,689	1,082,987
American Electric Power Co., Inc.	62,553	2,584,064
Avista Corp.(a)	7,200	185,400
Black Hills Corp.(a)	4,947	166,120
CH Energy Group, Inc.(a)	1,871	109,229
Cleco Corp.(a)	5,646	215,113
CMS Energy Corp.	27,737	612,433
Consolidated Edison, Inc.(a)	32,025	1,986,511
Dominion Resources, Inc.	59,700	3,168,876
DTE Energy Co.	20,589	1,121,071
Duke Energy Corp.(a)	170,502	3,751,044
Edison International	28,787	1,191,782
Entergy Corp.	22,059	1,611,410
Exelon Corp.(a)	86,473	3,750,334
FirstEnergy Corp.	55,450	2,456,435

See Notes to Schedule of Investments.

10        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2011

Investments	Shares	Value
Great Plains Energy, Inc.(a)	15,481	$337,176
Hawaiian Electric Industries, Inc.	12,451	329,702
Integrys Energy Group, Inc.(a)	11,454	620,578
MGE Energy, Inc.	2,204	103,081
NextEra Energy, Inc.	43,219	2,631,173
NorthWestern Corp.	4,608	164,920
NSTAR	10,493	492,751
NV Energy, Inc.	21,643	353,863
Otter Tail Corp.(a)	5,454	120,097
Pepco Holdings, Inc.	33,890	687,967
PG&E Corp.	50,512	2,082,105
Pinnacle West Capital Corp.	13,578	654,188
Portland General Electric Co.	9,425	238,358
PPL Corp.	74,956	2,205,206
Progress Energy, Inc.	35,998	2,016,608
Public Service Enterprise Group, Inc.	59,233	1,955,281
SCANA Corp.(a)	15,804	712,128
Southern Co. (The)	98,352	4,552,714
TECO Energy, Inc.	27,443	525,259
UIL Holdings Corp.(a)	7,385	261,207
Unisource Energy Corp.(a)	4,513	166,620
Unitil Corp.	1,912	54,263
Westar Energy, Inc.	14,625	420,907
Xcel Energy, Inc.	52,254	1,444,301

Total Electric		47,852,424

Electrical Components & Equipment—0.0%
Molex, Inc. Class A	8,966	177,347

Entertainment—0.2%
Cinemark Holdings, Inc.	14,944	276,315
National CineMedia, Inc.	10,644	131,986
Regal Entertainment Group Class A(a)	22,560	269,366

Total Entertainment		677,667

Environmental Control—0.5%
U.S. Ecology, Inc.	2,380	44,697
Waste Management, Inc.(a)	52,330	1,711,714

Total Environmental Control		1,756,411

Food—2.1%
B&G Foods, Inc.(a)	5,295	127,451
Campbell Soup Co.(a)	30,530	1,014,817
ConAgra Foods, Inc.	42,481	1,121,498
H.J. Heinz Co.	31,014	1,675,997
Kellogg Co.	33,610	1,699,658
SUPERVALU, Inc.(a)	27,797	225,712
Sysco Corp.	58,056	1,702,782

Total Food		7,567,915

Forest Products & Paper—0.5%
International Paper Co.	44,019	1,302,962
MeadWestvaco Corp.	16,508	494,415

Total Forest Products & Paper		1,797,377

Gas—1.5%
AGL Resources, Inc.(a)	9,773	413,007
Atmos Energy Corp.	10,458	348,774
CenterPoint Energy, Inc.	48,419	972,738
Laclede Group, Inc. (The)	2,943	119,103
NiSource, Inc.	32,182	766,253
Northwest Natural Gas Co.	2,889	138,470
Piedmont Natural Gas Co., Inc.(a)	7,217	245,234
Questar Corp.(a)	16,212	321,970
Sempra Energy	23,219	1,277,045
UGI Corp.	11,580	340,452
Vectren Corp.(a)	10,858	328,237

Investments	Shares	Value
WGL Holdings, Inc.(a)	5,662	$250,374

Total Gas		5,521,657

Healthcare-Products—0.0%
Meridian Bioscience, Inc.(a)	4,476	84,328

Healthcare-Services—0.1%
Lincare Holdings, Inc.	7,725	198,610

Home Builders—0.0%
KB Home(a)	7,209	48,444
MDC Holdings, Inc.(a)	7,639	134,676

Total Home Builders		183,120

Home Furnishings—0.1%
Whirlpool Corp.	8,464	401,617

Household Products/Wares—1.2%
American Greetings Corp. Class A	3,548	44,385
Avery Dennison Corp.	10,130	290,528
Clorox Co. (The)	12,992	864,748
Ennis, Inc.	3,053	40,697
Kimberly-Clark Corp.	41,968	3,087,166

Total Household Products/Wares		4,327,524

Insurance—0.8%
American National Insurance Co.	3,122	228,000
Arthur J. Gallagher & Co.(a)	12,323	412,081
Baldwin & Lyons, Inc. Class B	1,375	29,975
Cincinnati Financial Corp.(a)	23,373	711,942
Donegal Group, Inc. Class A	1,733	24,539
EMC Insurance Group, Inc.	1,346	27,687
Hanover Insurance Group, Inc. (The)	4,091	142,980
Horace Mann Educators Corp.	3,467	47,533
Kansas City Life Insurance Co.	852	27,963
Kemper Corp.(a)	5,781	168,863
Mercury General Corp.(a)	8,068	368,062
Old Republic International Corp.(a)	51,394	476,422
Safety Insurance Group, Inc.	1,913	77,438
State Auto Financial Corp.	5,145	69,921
Tower Group, Inc.	3,864	77,937

Total Insurance		2,891,343

Internet—0.0%
Nutrisystem, Inc.(a)	4,057	52,457
United Online, Inc.	18,382	99,998

Total Internet		152,455

Investment Companies—0.9%
Apollo Investment Corp.(a)	92,103	593,143
Ares Capital Corp.	52,649	813,427
BlackRock Kelso Capital Corp.(a)	23,720	193,555
Fifth Street Finance Corp.(a)	25,712	246,064
Golub Capital BDC, Inc.(a)	4,720	73,160
Main Street Capital Corp.(a)	5,752	122,172
MCG Capital Corp.	33,735	134,603
Medallion Financial Corp.	2,983	33,946
MVC Capital, Inc.(a)	3,053	35,384
PennantPark Investment Corp.(a)	13,284	134,036
Prospect Capital Corp.(a)	38,699	359,514
Solar Capital Ltd.	10,752	237,512
THL Credit, Inc.	5,148	62,857
TICC Capital Corp.(a)	10,101	87,374
Triangle Capital Corp.(a)	6,153	117,645

Total Investment Companies		3,244,392

Iron/Steel—0.4%
Commercial Metals Co.	10,363	143,320

See Notes to Schedule of Investments.

11        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2011

Investments	Shares	Value
Nucor Corp.	31,388	$1,242,023

Total Iron/Steel		1,385,343

Media—0.2%
Belo Corp. Class A	8,718	54,923
Cablevision Systems Corp. Class A	24,983	355,258
Meredith Corp.(a)	4,750	155,088
Sinclair Broadcast Group, Inc. Class A	6,252	70,835
World Wrestling Entertainment, Inc. Class A(a)	4,103	38,240

Total Media		674,344

Metal Fabricate/Hardware—0.0%
Ampco-Pittsburgh Corp.	977	18,895

Mining—1.8%
Southern Copper Corp.(a)	214,228	6,465,401

Miscellaneous Manufacturing—5.1%
General Electric Co.	1,011,207	18,110,717
Harsco Corp.	8,841	181,948
Leggett & Platt, Inc.(a)	19,310	444,903
NL Industries, Inc.	5,666	73,488

Total Miscellaneous Manufacturing		18,811,056

Office Furnishings—0.0%
HNI Corp.(a)	4,570	119,277

Office/Business Equipment—0.2%
Pitney Bowes, Inc.(a)	42,731	792,233

Oil & Gas—2.8%
ConocoPhillips	135,677	9,886,783
Penn Virginia Corp.	5,486	29,021
Vanguard Natural Resources LLC	6,738	186,171

Total Oil & Gas		10,101,975

Oil & Gas Services—0.0%
Targa Resources Corp.	3,559	144,816

Packaging & Containers—0.2%
Bemis Co., Inc.	8,869	266,780
Greif, Inc. Class B(a)	3,390	152,719
Sonoco Products Co.(a)	9,618	317,009

Total Packaging & Containers		736,508

Pharmaceuticals—18.9%
Abbott Laboratories	146,711	8,249,559
Bristol-Myers Squibb Co.	176,486	6,219,367
Eli Lilly & Co.(a)	150,868	6,270,074
Johnson & Johnson	261,319	17,137,300
Merck & Co., Inc.	381,721	14,390,882
Pfizer, Inc.	783,333	16,951,326

Total Pharmaceuticals		69,218,508

Pipelines—1.3%
Crosstex Energy, Inc.	3,942	49,827
Kinder Morgan, Inc.(a)	76,812	2,471,042
Spectra Energy Corp.	67,064	2,062,218

Total Pipelines		4,583,087

Private Equity—0.0%
Hercules Technology Growth Capital, Inc.	10,887	102,773

Real Estate—0.0%
Sovran Self Storage, Inc.	3,614	154,209

REITS—7.8%
Acadia Realty Trust	5,152	103,761
Agree Realty Corp.(a)	1,914	46,663
American Assets Trust, Inc.(a)	4,276	87,701

Investments	Shares	Value
American Campus Communities, Inc.	6,587	$276,391
Ashford Hospitality Trust, Inc.(a)	9,074	72,592
Associated Estates Realty Corp.	4,976	79,367
BioMed Realty Trust, Inc.(a)	18,703	338,150
Brandywine Realty Trust(a)	25,460	241,870
Camden Property Trust	6,384	397,340
Campus Crest Communities, Inc.(a)	5,108	51,386
CapLease, Inc.	10,966	44,303
CBL & Associates Properties, Inc.(a)	22,226	348,948
Cedar Realty Trust, Inc.	15,781	68,016
Chesapeake Lodging Trust	4,457	68,905
CommonWealth REIT	26,925	448,032
Corporate Office Properties Trust(a)	14,719	312,926
DCT Industrial Trust, Inc.(a)	39,588	202,691
DiamondRock Hospitality Co.(a)	15,515	149,565
Digital Realty Trust, Inc.(a)	11,858	790,573
Duke Realty Corp.	40,769	491,266
EastGroup Properties, Inc.	3,586	155,919
Entertainment Properties Trust(a)	8,199	358,378
Equity One, Inc.	16,837	285,892
Excel Trust, Inc.	4,237	50,844
First Potomac Realty Trust	8,853	115,532
Franklin Street Properties Corp.(a)	16,218	161,369
Getty Realty Corp.	6,738	93,995
Glimcher Realty Trust	13,312	122,470
Government Properties Income Trust(a)	9,565	215,691
HCP, Inc.(a)	53,669	2,223,507
Health Care REIT, Inc.	28,541	1,556,341
Healthcare Realty Trust, Inc.	14,188	263,755
Hersha Hospitality Trust	23,745	115,876
Highwoods Properties, Inc.(a)	11,456	339,900
Home Properties, Inc.(a)	5,828	335,518
Hospitality Properties Trust(a)	27,647	635,328
Hudson Pacific Properties, Inc.	3,276	46,388
Inland Real Estate Corp.	18,467	140,534
Investors Real Estate Trust	16,126	117,639
Kilroy Realty Corp.(a)	6,074	231,237
Kimco Realty Corp.	52,808	857,602
Kite Realty Group Trust	7,710	34,772
Lexington Realty Trust(a)	28,239	211,510
Liberty Property Trust	19,973	616,766
LTC Properties, Inc.	4,638	143,129
Macerich Co. (The)	15,924	805,754
Mack-Cali Realty Corp.	16,472	439,638
Medical Properties Trust, Inc.(a)	25,532	252,001
Mid-America Apartment Communities, Inc.	4,320	270,216
Monmouth Real Estate Investment Corp. Class A	6,479	59,283
National Health Investors, Inc.(a)	4,133	181,769
National Retail Properties, Inc.(a)	16,738	441,548
Omega Healthcare Investors, Inc.(a)	23,650	457,627
One Liberty Properties, Inc.	2,929	48,328
Pennsylvania Real Estate Investment Trust	9,182	95,860
Piedmont Office Realty Trust, Inc. Class A(a)	35,322	601,887
Plum Creek Timber Co., Inc.(a)	20,621	753,904
Potlatch Corp.(a)	7,278	226,419
ProLogis, Inc.	50,220	1,435,790
PS Business Parks, Inc.	2,091	115,904
Ramco-Gershenson Properties Trust	7,254	71,307
Rayonier, Inc.(a)	12,949	577,914
Realty Income Corp.	18,213	636,726
Regency Centers Corp.(a)	12,448	468,294

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        12

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

December 31, 2011

Investments	Shares	Value
Retail Opportunity Investments Corp.	4,592	$54,369
RLJ Lodging Trust	10,160	170,993
Sabra Health Care REIT, Inc.	11,374	137,512
Saul Centers, Inc.	2,181	77,251
Senior Housing Properties Trust	30,499	684,398
Summit Hotel Properties, Inc.	3,457	32,634
Sun Communities, Inc.(a)	4,297	156,969
UDR, Inc.	19,688	494,169
Universal Health Realty Income Trust	2,228	86,892
Urstadt Biddle Properties, Inc. Class A	3,456	62,484
Ventas, Inc.	26,868	1,481,233
Vornado Realty Trust	18,595	1,429,212
Washington Real Estate Investment Trust(a)	11,509	314,771
Weingarten Realty Investors	17,130	373,777
Weyerhaeuser Co.	50,966	951,535
Winthrop Realty Trust	6,041	61,437

Total REITS		28,560,143

Retail—0.3%
Big 5 Sporting Goods Corp.	1,827	19,074
Brown Shoe Co., Inc.	3,578	31,844
Cato Corp. (The) Class A	2,728	66,018
Darden Restaurants, Inc.	13,606	620,161
Einstein Noah Restaurant Group, Inc.	1,503	23,777
HOT Topic, Inc.	4,468	29,534
PF Chang’s China Bistro, Inc.	1,890	58,420
RadioShack Corp.	12,800	124,288

Total Retail		973,116

Savings & Loans—1.0%
Astoria Financial Corp.	16,562	140,611
Berkshire Hills Bancorp, Inc.	1,841	40,852
Brookline Bancorp, Inc.	6,801	57,400
Dime Community Bancshares, Inc.	4,488	56,549
First Niagara Financial Group, Inc.	57,973	500,307
Flushing Financial Corp.	3,087	38,989
Hudson City Bancorp, Inc.(a)	77,259	482,869
New York Community Bancorp, Inc.(a)	97,133	1,201,535
Northwest Bancshares, Inc.	10,366	128,953
OceanFirst Financial Corp.	1,529	19,984
Oritani Financial Corp.	4,831	61,692
People’s United Financial, Inc.	48,997	629,611
Provident Financial Services, Inc.	6,045	80,943
Provident New York Bancorp	3,537	23,486
Westfield Financial, Inc.	2,398	17,649

Total Savings & Loans		3,481,430

Semiconductors—3.7%
Brooks Automation, Inc.	5,574	57,245
Intel Corp.	487,801	11,829,174
Intersil Corp. Class A	15,876	165,745
Maxim Integrated Products, Inc.	27,475	715,449
Microchip Technology, Inc.(a)	20,936	766,886

Total Semiconductors		13,534,499

Telecommunications—14.5%
Alaska Communications Systems Group, Inc.(a)	22,389	67,391
AT&T, Inc.	938,469	28,379,302
CenturyLink, Inc.	133,990	4,984,428
Comtech Telecommunications Corp.	2,241	64,137
Consolidated Communications Holdings, Inc.(a)	6,651	126,701
Frontier Communications Corp.(a)	403,211	2,076,537
IDT Corp. Class B	5,268	49,414
NTELOS Holdings Corp.	4,605	93,850

Investments	Shares	Value
USA Mobility, Inc.	4,126	$57,228
Verizon Communications, Inc.	393,272	15,778,073
Windstream Corp.(a)	120,381	1,413,273

Total Telecommunications		53,090,334

Toys/Games/Hobbies—0.1%
Hasbro, Inc.	11,830	377,259

Transportation—0.1%
Alexander & Baldwin, Inc.	3,598	146,871
Overseas Shipholding Group, Inc.(a)	7,524	82,237

Total Transportation		229,108

Trucking & Leasing—0.1%
TAL International Group, Inc.(a)	6,999	201,501

Water—0.0%
California Water Service Group	3,822	69,790
Connecticut Water Service, Inc.	673	18,259
Middlesex Water Co.	1,699	31,703

Total Water		119,752

TOTAL COMMON STOCKS
(Cost: $345,001,490)		364,405,932

EXCHANGE-TRADED FUND—0.1%
WisdomTree Total Dividend Fund
(Cost: $540,919)(b)	11,906	583,990

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $289,967)	289,967	289,967

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—8.1%
MONEY MARKET FUND—8.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $29,690,069)(e)	29,690,069	29,690,069

TOTAL INVESTMENTS IN SECURITIES—107.8%

(Cost: $375,522,445)(f)		394,969,958
Liabilities in Excess of Other Assets—(7.8)%		(28,726,371)

NET ASSETS—100.0%		$366,243,587

(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $28,777,359 and the total market value of the collateral held by the Fund was $29,690,069.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

13        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.7%

Advertising—0.1%
Omnicom Group, Inc.(a)	23,880	$1,064,570

Aerospace/Defense—2.7%
Boeing Co. (The)	65,688	4,818,215
General Dynamics Corp.	38,770	2,574,716
Goodrich Corp.	4,392	543,290
L-3 Communications Holdings, Inc.	10,400	693,472
Lockheed Martin Corp.	62,190	5,031,171
Northrop Grumman Corp.	34,735	2,031,303
Raytheon Co.	48,593	2,350,929
Rockwell Collins, Inc.(a)	10,029	555,306
United Technologies Corp.	87,013	6,359,780

Total Aerospace/Defense		24,958,182

Agriculture—4.6%
Altria Group, Inc.	432,113	12,812,150
Archer-Daniels-Midland Co.(a)	62,213	1,779,292
Lorillard, Inc.	23,942	2,729,388
Philip Morris International, Inc.	261,029	20,485,556
Reynolds American, Inc.	119,111	4,933,578

Total Agriculture		42,739,964

Apparel—0.5%
Coach, Inc.(a)	16,090	982,133
NIKE, Inc. Class B(a)	20,918	2,015,868
Ralph Lauren Corp. Class A(a)	1,122	154,926
VF Corp.	9,014	1,144,688

Total Apparel		4,297,615

Auto Manufacturers—0.1%
PACCAR, Inc.(a)	25,070	939,373

Auto Parts & Equipment—0.2%
Johnson Controls, Inc.(a)	61,823	1,932,587

Banks—5.1%
Bank of America Corp.	280,684	1,560,603
Bank of New York Mellon Corp. (The)	122,992	2,448,771
BB&T Corp.(a)	70,350	1,770,709
Capital One Financial Corp.	7,627	322,546
Citigroup, Inc.	16,080	423,065
Fifth Third Bancorp	89,586	1,139,534
Goldman Sachs Group, Inc. (The)	26,878	2,430,578
JPMorgan Chase & Co.	443,806	14,756,549
KeyCorp	58,032	446,266
M&T Bank Corp.(a)	18,072	1,379,616
Morgan Stanley	92,751	1,403,323
Northern Trust Corp.(a)	25,092	995,149
PNC Financial Services Group, Inc.	49,157	2,834,884
State Street Corp.	32,412	1,306,528
SunTrust Banks, Inc.	23,483	415,649
U.S. Bancorp(a)	133,983	3,624,240
Wells Fargo & Co.	360,937	9,947,424

Total Banks		47,205,434

Beverages—3.4%
Beam, Inc.	8,707	446,060
Brown-Forman Corp. Class B	5,671	456,572
Coca-Cola Co. (The)	236,597	16,554,692
Coca-Cola Enterprises, Inc.	23,587	608,073
Dr. Pepper Snapple Group, Inc.(a)	26,570	1,048,984
PepsiCo, Inc.	184,590	12,247,546

Total Beverages		31,361,927

Biotechnology—0.4%
Amgen, Inc.	61,047	3,919,828

Investments	Shares	Value
Chemicals—2.3%
Air Products & Chemicals, Inc.	22,165	$1,888,236
Celanese Corp. Class A	3,185	141,000
CF Industries Holdings, Inc.	2,909	421,747
Dow Chemical Co. (The)	168,739	4,852,934
E.I. du Pont de Nemours & Co.(a)	128,401	5,878,198
Ecolab, Inc.(a)	11,024	637,297
Monsanto Co.(a)	34,888	2,444,602
Mosaic Co. (The)	4,754	239,744
PPG Industries, Inc.(a)	16,132	1,346,861
Praxair, Inc.	21,620	2,311,178
Sherwin-Williams Co. (The)(a)	6,676	595,967
Sigma-Aldrich Corp.(a)	4,929	307,865
Valhi, Inc.(a)	3,740	226,158

Total Chemicals		21,291,787

Coal—0.1%
Consol Energy, Inc.(a)	11,195	410,856
Peabody Energy Corp.	9,896	327,657

Total Coal		738,513

Commercial Services—0.9%
Automatic Data Processing, Inc.	55,499	2,997,501
Mastercard, Inc. Class A(a)	748	278,869
Moody’s Corp.(a)	14,839	499,777
Paychex, Inc.	58,133	1,750,385
Visa, Inc. Class A(a)	17,426	1,769,262
Western Union Co. (The)(a)	41,599	759,598

Total Commercial Services		8,055,392

Computers—1.7%
Hewlett-Packard Co.	131,158	3,378,630
International Business Machines Corp.	68,323	12,563,233

Total Computers		15,941,863

Cosmetics/Personal Care—3.0%
Avon Products, Inc.	84,888	1,482,993
Colgate-Palmolive Co.	46,193	4,267,771
Estee Lauder Cos., Inc. (The) Class A	4,523	508,024
Procter & Gamble Co. (The)	328,873	21,939,118

Total Cosmetics/Personal Care		28,197,906

Distribution/Wholesale—0.3%
Fastenal Co.(a)	15,085	657,857
Genuine Parts Co.	18,021	1,102,885
W.W. Grainger, Inc.	3,803	711,884

Total Distribution/Wholesale		2,472,626

Diversified Financial Services—1.5%
American Express Co.	65,330	3,081,616
Ameriprise Financial, Inc.(a)	16,896	838,718
BlackRock, Inc.	16,681	2,973,221
Charles Schwab Corp. (The)(a)	101,089	1,138,262
CME Group, Inc.	5,667	1,380,878
Discover Financial Services	20,055	481,320
Franklin Resources, Inc.	8,389	805,847
NYSE Euronext	43,774	1,142,501
T. Rowe Price Group, Inc.(a)	21,141	1,203,980
TD Ameritrade Holding Corp.	31,712	496,293

Total Diversified Financial Services		13,542,636

Electric—6.1%
Ameren Corp.	45,017	1,491,413
American Electric Power Co., Inc.	86,240	3,562,574
Consolidated Edison, Inc.	44,081	2,734,344
Constellation Energy Group, Inc.	17,798	706,047
Dominion Resources, Inc.	82,409	4,374,270
DTE Energy Co.	28,314	1,541,697

See Notes to Schedule of Investments.

14        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2011

Investments	Shares	Value
Duke Energy Corp.(a)	235,628	$5,183,816
Edison International(a)	39,474	1,634,224
Entergy Corp.	30,445	2,224,007
Exelon Corp.(a)	119,227	5,170,875
FirstEnergy Corp.	77,508	3,433,604
NextEra Energy, Inc.	59,751	3,637,641
PG&E Corp.	69,949	2,883,298
PPL Corp.(a)	103,752	3,052,384
Progress Energy, Inc.	49,628	2,780,161
Public Service Enterprise Group, Inc.	81,997	2,706,721
Southern Co. (The)(a)	135,870	6,289,422
Wisconsin Energy Corp.	26,524	927,279
Xcel Energy, Inc.	71,623	1,979,660

Total Electric		56,313,437

Electrical Components & Equipment—0.5%
AMETEK, Inc.	3,742	157,538
Emerson Electric Co.	87,805	4,090,835

Total Electrical Components & Equipment		4,248,373

Electronics—0.5%
Amphenol Corp. Class A	5,989	271,840
Honeywell International, Inc.	81,791	4,445,341

Total Electronics		4,717,181

Engineering & Construction—0.0%
Fluor Corp.	6,104	306,726

Environmental Control—0.4%
Republic Services, Inc.	44,403	1,223,303
Waste Management, Inc.(a)	72,437	2,369,414

Total Environmental Control		3,592,717

Food—2.8%
Campbell Soup Co.(a)	42,237	1,403,958
ConAgra Foods, Inc.	58,083	1,533,391
General Mills, Inc.	72,589	2,933,321
H.J. Heinz Co.	42,924	2,319,613
Hershey Co. (The)	14,227	878,944
Hormel Foods Corp.(a)	21,139	619,161
J.M. Smucker Co. (The)(a)	10,521	822,427
Kellogg Co.	46,531	2,353,073
Kraft Foods, Inc. Class A	208,819	7,801,478
Kroger Co. (The)(a)	42,902	1,039,086
Safeway, Inc.(a)	34,501	725,901
Sara Lee Corp.	54,756	1,035,983
Sysco Corp.	80,345	2,356,519
Whole Foods Market, Inc.(a)	5,451	379,281

Total Food		26,202,136

Forest Products & Paper—0.2%
International Paper Co.	61,063	1,807,465

Gas—0.3%
CenterPoint Energy, Inc.	66,136	1,328,672
Sempra Energy	32,451	1,784,805

Total Gas		3,113,477

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.(a)	16,075	1,086,670

Healthcare-Products—1.2%
Baxter International, Inc.	57,199	2,830,207
Becton Dickinson and Co.	19,786	1,478,410
C.R. Bard, Inc.	3,083	263,596
Medtronic, Inc.	106,240	4,063,680
St. Jude Medical, Inc.	28,415	974,634
Stryker Corp.(a)	21,503	1,068,914

Total Healthcare-Products		10,679,441

Investments	Shares	Value
Healthcare-Services—0.6%
Aetna, Inc.	19,880	$838,737
CIGNA Corp.	1,149	48,258
Humana, Inc.	6,926	606,787
Quest Diagnostics, Inc.(a)	7,009	406,943
UnitedHealth Group, Inc.	53,375	2,705,045
WellPoint, Inc.	19,625	1,300,156

Total Healthcare-Services		5,905,926

Household Products/Wares—0.6%
Clorox Co. (The)	17,894	1,191,025
Kimberly-Clark Corp.(a)	57,874	4,257,211

Total Household Products/Wares		5,448,236

Insurance—2.1%
Aflac, Inc.	53,980	2,335,175
Allstate Corp. (The)	59,211	1,622,973
Aon Corp.	15,807	739,768
Chubb Corp. (The)(a)	23,834	1,649,789
CNA Financial Corp.(a)	14,875	397,906
Hartford Financial Services Group, Inc.	39,725	645,531
Loews Corp.	9,778	368,142
Marsh & McLennan Cos., Inc.	56,613	1,790,103
MetLife, Inc.	93,384	2,911,713
Principal Financial Group, Inc.(a)	33,115	814,629
Progressive Corp. (The)(a)	48,180	939,992
Prudential Financial, Inc.	52,140	2,613,257
Travelers Cos., Inc. (The)	44,422	2,628,450

Total Insurance		19,457,428

Internet—0.0%
Expedia, Inc.(a)	4,540	131,751
TripAdvisor, Inc.*	441	11,117

Total Internet		142,868

Iron/Steel—0.2%
Cliffs Natural Resources, Inc.	9,251	576,800
Nucor Corp.	42,873	1,696,484

Total Iron/Steel		2,273,284

Leisure Time—0.1%
Harley-Davidson, Inc.(a)	11,796	458,510

Lodging—0.2%
Marriott International, Inc. Class A(a)	17,270	503,766
Starwood Hotels & Resorts Worldwide, Inc.(a)	7,853	376,709
Wynn Resorts Ltd.(a)	8,864	979,383

Total Lodging		1,859,858

Machinery-Construction & Mining—0.5%
Caterpillar, Inc.	50,104	4,539,422
Joy Global, Inc.(a)	3,715	278,514

Total Machinery-Construction & Mining		4,817,936

Machinery-Diversified—0.5%
Cummins, Inc.	12,816	1,128,065
Deere & Co.	33,532	2,593,700
Rockwell Automation, Inc.	12,243	898,269
Roper Industries, Inc.(a)	2,244	194,936

Total Machinery-Diversified		4,814,970

Media—2.2%
CBS Corp. Class B(a)	35,631	967,025
Comcast Corp. Class A(a)	148,872	3,529,755
Comcast Corp. Special Class A(a)	44,848	1,056,619
McGraw-Hill Cos., Inc. (The)	25,568	1,149,793
News Corp. Class A	70,090	1,250,406
News Corp. Class B	30,362	551,981

See Notes to Schedule of Investments.

15        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2011

Investments	Shares	Value
Time Warner Cable, Inc.	36,310	$2,308,227
Time Warner, Inc.(a)	102,417	3,701,350
Viacom, Inc. Class B	43,129	1,958,488
Walt Disney Co. (The)	111,478	4,180,425

Total Media		20,654,069

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.	473	77,946

Mining—1.6%
Alcoa, Inc.	51,989	449,705
Freeport-McMoRan Copper & Gold, Inc.	92,247	3,393,767
Newmont Mining Corp.	40,174	2,410,842
Southern Copper Corp.(a)	298,613	9,012,140

Total Mining		15,266,454

Miscellaneous Manufacturing—4.0%
3M Co.	71,966	5,881,781
Danaher Corp.	5,436	255,709
Dover Corp.(a)	15,518	900,820
Eaton Corp.	39,651	1,726,008
General Electric Co.	1,393,098	24,950,385
Illinois Tool Works, Inc.	55,608	2,597,450
Parker Hannifin Corp.	10,746	819,383

Total Miscellaneous Manufacturing		37,131,536

Office/Business Equipment—0.1%
Xerox Corp.	110,276	877,797

Oil & Gas—9.8%
Anadarko Petroleum Corp.	8,952	683,306
Apache Corp.	9,589	868,572
Cabot Oil & Gas Corp.	619	46,982
Chesapeake Energy Corp.	37,376	833,111
Chevron Corp.	234,525	24,953,460
ConocoPhillips	187,770	13,682,800
Devon Energy Corp.	16,452	1,020,024
Diamond Offshore Drilling, Inc.(a)	4,464	246,681
EOG Resources, Inc.(a)	7,145	703,854
EQT Corp.	8,800	482,152
Exxon Mobil Corp.	414,759	35,154,973
Hess Corp.	9,213	523,298
Marathon Oil Corp.	57,851	1,693,299
Marathon Petroleum Corp.	37,844	1,259,827
Murphy Oil Corp.	15,090	841,117
Noble Energy, Inc.	6,398	603,907
Occidental Petroleum Corp.	61,710	5,782,227
Pioneer Natural Resources Co.	485	43,398
Range Resources Corp.	1,592	98,608
Valero Energy Corp.(a)	59,570	1,253,948

Total Oil & Gas		90,775,544

Oil & Gas Services—0.3%
Baker Hughes, Inc.	20,851	1,014,193
Halliburton Co.(a)	39,046	1,347,477
National Oilwell Varco, Inc.	11,324	769,919

Total Oil & Gas Services		3,131,589

Pharmaceuticals—10.6%
Abbott Laboratories	202,710	11,398,383
Allergan, Inc.	2,721	238,741
AmerisourceBergen Corp.	14,381	534,829
Bristol-Myers Squibb Co.	244,835	8,627,986
Cardinal Health, Inc.	26,916	1,093,059
Eli Lilly & Co.	208,795	8,677,520
Johnson & Johnson	361,683	23,719,171
McKesson Corp.	9,417	733,679
Mead Johnson Nutrition Co.	10,725	737,129

Investments	Shares	Value
Merck & Co., Inc.	527,590	$19,890,143
Perrigo Co.	1,120	108,976
Pfizer, Inc.	1,077,138	23,309,266

Total Pharmaceuticals		99,068,882

Pipelines—1.0%
El Paso Corp.	4,632	123,072
Kinder Morgan, Inc.(a)	103,932	3,343,493
ONEOK, Inc.	10,194	883,718
Spectra Energy Corp.(a)	92,444	2,842,653
Williams Cos., Inc. (The)(a)	70,160	2,316,683

Total Pipelines		9,509,619

REITS—2.9%
AvalonBay Communities, Inc.(a)	9,961	1,300,906
Boston Properties, Inc.(a)	11,605	1,155,858
Digital Realty Trust, Inc.(a)	16,073	1,071,587
Equity Residential	26,926	1,535,590
General Growth Properties, Inc.(a)	95,417	1,433,163
HCP, Inc.(a)	74,290	3,077,835
Health Care REIT, Inc.	39,493	2,153,553
Host Hotels & Resorts, Inc.(a)	29,663	438,122
Macerich Co. (The)(a)	21,531	1,089,469
ProLogis, Inc.(a)	68,188	1,949,495
Public Storage(a)	18,841	2,533,361
Simon Property Group, Inc.	32,322	4,167,599
Ventas, Inc.	36,445	2,009,213
Vornado Realty Trust(a)	25,744	1,978,684
Weyerhaeuser Co.	70,764	1,321,164

Total REITS		27,215,599

Retail—6.7%
Best Buy Co., Inc.(a)	36,204	846,088
Costco Wholesale Corp.	18,464	1,538,421
CVS Caremark Corp.	64,244	2,619,870
Family Dollar Stores, Inc.	5,439	313,613
Gap, Inc. (The)(a)	45,984	853,003
Home Depot, Inc.(a)	167,789	7,053,850
J.C. Penney Co., Inc.(a)	19,410	682,262
Kohl’s Corp.(a)	19,569	965,730
Lowe’s Cos., Inc.	105,522	2,678,148
Ltd. Brands, Inc.(a)	22,342	901,500
Macy’s, Inc.	20,169	649,038
McDonald’s Corp.	108,155	10,851,191
Nordstrom, Inc.(a)	15,238	757,481
Ross Stores, Inc.	8,059	383,044
Staples, Inc.(a)	71,630	994,941
Starbucks Corp.	43,235	1,989,242
Target Corp.	56,150	2,876,003
Tiffany & Co.(a)	8,502	563,343
TJX Cos., Inc.	17,175	1,108,646
Walgreen Co.	86,930	2,873,906
Wal-Mart Stores, Inc.	320,115	19,130,072
Yum! Brands, Inc.	33,643	1,985,273

Total Retail		62,614,665

Semiconductors—3.5%
Altera Corp.(a)	11,039	409,547
Analog Devices, Inc.(a)	32,329	1,156,732
Applied Materials, Inc.	148,767	1,593,295
Intel Corp.	674,461	16,355,679
KLA-Tencor Corp.(a)	18,089	872,794
Linear Technology Corp.	27,887	837,447
Maxim Integrated Products, Inc.(a)	37,620	979,625
Microchip Technology, Inc.(a)	28,978	1,061,464
QUALCOMM, Inc.(a)	99,830	5,460,701
Texas Instruments, Inc.	101,005	2,940,255

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        16

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2011

Investments	Shares	Value
Xilinx, Inc.(a)	24,370	$781,302

Total Semiconductors		32,448,841

Software—3.3%
Activision Blizzard, Inc.(a)	58,923	725,931
CA, Inc.(a)	17,896	361,768
Fidelity National Information Services, Inc.	9,157	243,485
Intuit, Inc.	12,486	656,639
Microsoft Corp.	961,037	24,948,520
Oracle Corp.	148,254	3,802,715

Total Software		30,739,058

Telecommunications—8.1%
AT&T, Inc.	1,298,467	39,265,642
CenturyLink, Inc.	184,405	6,859,866
Cisco Systems, Inc.	264,297	4,778,490
Corning, Inc.	130,084	1,688,490
Motorola Solutions, Inc.	22,463	1,039,812
Verizon Communications, Inc.	540,621	21,689,715

Total Telecommunications		75,322,015

Toys/Games/Hobbies—0.1%
Mattel, Inc.	41,217	1,144,184

Transportation—1.7%
C.H. Robinson Worldwide, Inc.(a)	10,490	731,992
CSX Corp.	91,792	1,933,140
Expeditors International of Washington, Inc.	9,623	394,158
FedEx Corp.	7,792	650,710
Norfolk Southern Corp.	30,337	2,210,354
Union Pacific Corp.	42,865	4,541,118
United Parcel Service, Inc. Class B	78,490	5,744,683

Total Transportation		16,206,155

TOTAL COMMON STOCKS
(Cost: $862,848,353)		928,090,795

EXCHANGE-TRADED FUND—0.1%
WisdomTree Total Dividend Fund(a)(b)
(Cost: $691,754)	15,086	739,968

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $214,469)	214,469	214,469

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.1%

MONEY MARKET FUND—9.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $84,563,029)(e)	84,563,029	84,563,029

TOTAL INVESTMENTS IN SECURITIES—108.9%

(Cost: $948,317,605)(f)		1,013,608,261
Liabilities in Excess of Other Assets—(8.9)%		(82,745,575)

NET ASSETS—100.0%		$930,862,686

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $82,221,914 and the total market value of the collateral held by the Fund was $84,563,029.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

17 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.3%

Aerospace/Defense—3.7%
Lockheed Martin Corp.(a)	191,960	$15,529,564
Northrop Grumman Corp.	180,992	10,584,412
Raytheon Co.	240,463	11,633,600

Total Aerospace/Defense		37,747,576

Agriculture—5.8%
Altria Group, Inc.	569,711	16,891,931
Lorillard, Inc.(a)	123,159	14,040,126
Philip Morris International, Inc.	154,739	12,143,917
Reynolds American, Inc.	379,813	15,731,854

Total Agriculture		58,807,828

Chemicals—4.6%
Air Products & Chemicals, Inc.(a)	97,949	8,344,275
Dow Chemical Co. (The)	406,926	11,703,192
E.I. du Pont de Nemours & Co.	226,467	10,367,659
Eastman Chemical Co.	206,593	8,069,523
PPG Industries, Inc.(a)	92,795	7,747,455

Total Chemicals		46,232,104

Commercial Services—4.3%
Automatic Data Processing, Inc.(a)	173,590	9,375,596
H&R Block, Inc.	707,018	11,545,604
Iron Mountain, Inc.	320,666	9,876,513
Paychex, Inc.	430,037	12,948,414

Total Commercial Services		43,746,127

Cosmetics/Personal Care—1.6%
Avon Products, Inc.	912,981	15,949,778

Distribution/Wholesale—0.9%
Genuine Parts Co.	154,393	9,448,852

Electric—14.2%
Ameren Corp.	428,050	14,181,296
American Electric Power Co., Inc.	350,594	14,483,038
Duke Energy Corp.(a)	658,941	14,496,702
Entergy Corp.	191,249	13,970,739
Exelon Corp.(a)	316,179	13,712,683
FirstEnergy Corp.	322,635	14,292,730
Pepco Holdings, Inc.(a)	810,153	16,446,106
PG&E Corp.	347,266	14,314,305
PPL Corp.	466,649	13,728,814
Progress Energy, Inc.(a)	240,077	13,449,114

Total Electric		143,075,527

Electrical Components & Equipment—0.8%
Emerson Electric Co.	178,061	8,295,862

Environmental Control—2.2%
Republic Services, Inc.	339,719	9,359,258
Waste Management, Inc.(a)	393,225	12,862,390

Total Environmental Control		22,221,648

Food—3.3%
ConAgra Foods, Inc.	431,297	11,386,241
H.J. Heinz Co.	198,676	10,736,451
Sysco Corp.(a)	373,028	10,940,911

Total Food		33,063,603

Forest Products & Paper—2.1%
International Paper Co.	387,868	11,480,893
MeadWestvaco Corp.(a)	344,965	10,331,702

Total Forest Products & Paper		21,812,595

Investments	Shares	Value
Healthcare-Products—2.9%
Baxter International, Inc.	152,456	$7,543,523
Becton Dickinson and Co.	97,029	7,250,007
Medtronic, Inc.	214,888	8,219,466
St. Jude Medical, Inc.	183,842	6,305,780

Total Healthcare-Products		29,318,776

Household Products/Wares—2.2%
Clorox Co. (The)	162,422	10,810,808
Kimberly-Clark Corp.(a)	159,957	11,766,437

Total Household Products/Wares		22,577,245

Iron/Steel—1.1%
Nucor Corp.(a)	270,542	10,705,347

Media—1.7%
Time Warner Cable, Inc.	145,691	9,261,577
Time Warner, Inc.(a)	229,197	8,283,179

Total Media		17,544,756

Mining—3.3%
Freeport-McMoRan Copper & Gold, Inc.	191,877	7,059,155
Southern Copper Corp.	884,437	26,692,309

Total Mining		33,751,464

Miscellaneous Manufacturing—2.9%
Eaton Corp.	206,054	8,969,530
General Electric Co.	649,759	11,637,184
Illinois Tool Works, Inc.	196,918	9,198,040

Total Miscellaneous Manufacturing		29,804,754

Oil & Gas—5.7%
Chevron Corp.	89,912	9,566,637
ConocoPhillips	154,529	11,260,528
Exxon Mobil Corp.	84,508	7,162,898
Marathon Oil Corp.	227,931	6,671,540
Marathon Petroleum Corp.	262,345	8,733,465
Murphy Oil Corp.	108,536	6,049,797
Valero Energy Corp.(a)	376,542	7,926,209

Total Oil & Gas		57,371,074

Pharmaceuticals—7.4%
Abbott Laboratories	186,141	10,466,708
Bristol-Myers Squibb Co.	342,715	12,077,277
Eli Lilly & Co.	370,389	15,393,367
Johnson & Johnson	159,258	10,444,140
Merck & Co., Inc.	378,138	14,255,802
Pfizer, Inc.	547,678	11,851,752

Total Pharmaceuticals		74,489,046

Pipelines—3.4%
Kinder Morgan, Inc.(a)	400,161	12,873,179
Spectra Energy Corp.(a)	376,551	11,578,943
Williams Cos., Inc. (The)	288,322	9,520,393

Total Pipelines		33,972,515

Retail—3.6%
Darden Restaurants, Inc.(a)	238,090	10,852,142
Home Depot, Inc.(a)	216,826	9,115,365
McDonald’s Corp.	86,217	8,650,152
Staples, Inc.	556,333	7,727,465

Total Retail		36,345,124

Semiconductors—6.8%
Analog Devices, Inc.(a)	242,347	8,671,176
Applied Materials, Inc.	818,019	8,760,983
Intel Corp.	414,870	10,060,598

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        18

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2011

Investments	Shares	Value
KLA-Tencor Corp.(a)	188,160	$9,078,720
Linear Technology Corp.(a)	311,358	9,350,081
Maxim Integrated Products, Inc.(a)	392,435	10,219,007
Microchip Technology, Inc.(a)	338,048	12,382,698

Total Semiconductors		68,523,263

Software—0.9%
Microsoft Corp.	347,948	9,032,730

Telecommunications—12.1%
AT&T, Inc.	588,306	17,790,373
CenturyLink, Inc.	625,703	23,276,152
Frontier Communications Corp.(a)	7,700,550	39,657,833
Verizon Communications, Inc.	396,799	15,919,576
Windstream Corp.(a)	2,152,546	25,270,890

Total Telecommunications		121,914,824

Toys/Games/Hobbies—1.8%
Hasbro, Inc.(a)	281,922	8,990,493
Mattel, Inc.	329,483	9,146,448

Total Toys/Games/Hobbies		18,136,941

TOTAL COMMON STOCKS
(Cost: $945,024,250)		1,003,889,359

EXCHANGE-TRADED FUNDS—0.4%
WisdomTree LargeCap Dividend Fund(a)(b)	40,153	1,968,702
WisdomTree MidCap Dividend Fund(a)(b)	37,851	1,970,901

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,519,812)		3,939,603

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $1,029,366)	1,029,366	1,029,366

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.9%

MONEY MARKET FUND—9.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $99,765,802)(e)	99,765,802	99,765,802

TOTAL INVESTMENTS IN SECURITIES—109.7%

(Cost: $1,049,339,230)(f)		1,108,624,130
Liabilities in Excess of Other Assets—(9.7)%		(98,227,506)

NET ASSETS—100.0%		$1,010,396,624

(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $97,084,113 and the total market value of the collateral held by the Fund was $99,765,802.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

19        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.1%

Advertising—0.4%
Interpublic Group of Cos., Inc. (The)	116,658	$1,135,082

Aerospace/Defense—0.1%
Alliant Techsystems, Inc.(a)	4,462	255,048
Triumph Group, Inc.(a)	1,291	75,459

Total Aerospace/Defense		330,507

Airlines—0.0%
Southwest Airlines Co.	15,284	130,831

Apparel—0.2%
Columbia Sportswear Co.(a)	5,725	266,499
Wolverine World Wide, Inc.(a)	6,306	224,746

Total Apparel		491,245

Auto Parts & Equipment—0.2%
Lear Corp.	13,414	533,877

Banks—3.9%
Associated Banc-Corp.(a)	6,340	70,818
Bank of Hawaii Corp.(a)	18,607	827,826
BOK Financial Corp.(a)	15,512	852,074
CapitalSource, Inc.(a)	16,986	113,806
City National Corp.(a)	9,600	424,128
Comerica, Inc.	29,864	770,491
Commerce Bancshares, Inc.(a)	20,078	765,374
Cullen/Frost Bankers, Inc.(a)	20,657	1,092,962
East West Bancorp, Inc.	14,824	292,774
First Horizon National Corp.	12,518	100,144
FirstMerit Corp.(a)	45,718	691,713
Fulton Financial Corp.(a)	41,432	406,448
Hancock Holding Co.(a)	25,898	827,959
Huntington Bancshares, Inc.	257,572	1,414,070
Prosperity Bancshares, Inc.(a)	8,829	356,250
Regions Financial Corp.	119,547	514,052
TCF Financial Corp.(a)	30,519	314,956
Valley National Bancorp(a)	95,225	1,177,933
Webster Financial Corp.	8,398	171,235
Zions Bancorp.(a)	4,548	74,042

Total Banks		11,259,055

Beverages—1.0%
Brown-Forman Corp. Class A	9,777	775,023
Molson Coors Brewing Co. Class B	45,950	2,000,663

Total Beverages		2,775,686

Building Materials—0.9%
Lennox International, Inc.	10,634	358,898
Martin Marietta Materials, Inc.(a)	9,481	714,962
Masco Corp.(a)	116,536	1,221,297
Simpson Manufacturing Co., Inc.(a)	6,726	226,397

Total Building Materials		2,521,554

Chemicals—3.5%
Airgas, Inc.(a)	12,122	946,486
Albemarle Corp.(a)	11,939	614,978
Ashland, Inc.(a)	9,693	554,052
Cabot Corp.(a)	13,728	441,218
Cytec Industries, Inc.	5,061	225,974
Eastman Chemical Co.	37,842	1,478,108
FMC Corp.(a)	4,834	415,917
Huntsman Corp.(a)	93,996	939,960
International Flavors & Fragrances, Inc.(a)	17,886	937,584
Kronos Worldwide, Inc.	38,914	702,009
NewMarket Corp.(a)	1,999	396,022
RPM International, Inc.(a)	46,049	1,130,503

Investments	Shares	Value
Sensient Technologies Corp.(a)	11,181	$423,760
Valspar Corp.	17,654	687,976
Westlake Chemical Corp.(a)	4,709	189,490

Total Chemicals		10,084,037

Coal—0.4%
Arch Coal, Inc.(a)	61,490	892,220
Walter Energy, Inc.	4,571	276,820

Total Coal		1,169,040

Commercial Services—4.1%
Aaron’s, Inc.(a)	1,584	42,261
DeVry, Inc.	5,621	216,184
Equifax, Inc.	19,436	752,951
Global Payments, Inc.	1,335	63,252
H&R Block, Inc.	111,332	1,818,051
Iron Mountain, Inc.	59,421	1,830,167
Lender Processing Services, Inc.(a)	17,813	268,442
Manpower, Inc.(a)	17,956	641,927
Morningstar, Inc.(a)	1,645	97,795
R.R. Donnelley & Sons Co.(a)	131,002	1,890,359
Rent-A-Center, Inc.(a)	10,246	379,102
Robert Half International, Inc.(a)	28,163	801,519
Rollins, Inc.(a)	17,858	396,805
SEI Investments Co.(a)	25,694	445,791
Service Corp. International(a)	44,430	473,179
Sotheby’s(a)	7,042	200,908
Total System Services, Inc.	38,869	760,278
Towers Watson & Co. Class A	3,353	200,945
Weight Watchers International, Inc.(a)	8,361	459,939

Total Commercial Services		11,739,855

Computers—1.1%
Computer Sciences Corp.(a)	46,646	1,105,510
Diebold, Inc.(a)	22,984	691,129
DST Systems, Inc.	6,312	287,322
Jack Henry & Associates, Inc.(a)	10,476	352,099
Lexmark International, Inc. Class A	21,814	721,389
Syntel, Inc.(a)	2,044	95,598

Total Computers		3,253,047

Distribution/Wholesale—0.4%
Owens & Minor, Inc.(a)	17,138	476,265
Watsco, Inc.(a)	10,554	692,976

Total Distribution/Wholesale		1,169,241

Diversified Financial Services—2.3%
CBOE Holdings, Inc.	15,647	404,632
Eaton Vance Corp.(a)	36,791	869,739
Federated Investors, Inc. Class B(a)	63,235	958,010
Jefferies Group, Inc.	45,644	627,605
Legg Mason, Inc.(a)	17,288	415,776
Raymond James Financial, Inc.(a)	21,035	651,244
SLM Corp.	146,710	1,965,914
Waddell & Reed Financial, Inc. Class A(a)	26,727	662,028

Total Diversified Financial Services		6,554,948

Electric—11.0%
Alliant Energy Corp.	42,439	1,871,984
Cleco Corp.(a)	19,923	759,066
CMS Energy Corp.(a)	96,775	2,136,792
Great Plains Energy, Inc.(a)	52,140	1,135,609
Hawaiian Electric Industries, Inc.(a)	43,195	1,143,804
IDACORP, Inc.(a)	13,856	587,633
Integrys Energy Group, Inc.(a)	39,403	2,134,854
ITC Holdings Corp.	9,526	722,833
MDU Resources Group, Inc.(a)	57,884	1,242,191
National Fuel Gas Co.(a)	19,989	1,110,989

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        20

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2011

Investments	Shares	Value
Northeast Utilities	52,956	$1,910,123
NSTAR	36,559	1,716,811
NV Energy, Inc.	75,818	1,239,624
OGE Energy Corp.(a)	26,260	1,489,205
Pepco Holdings, Inc.(a)	118,355	2,402,606
Pinnacle West Capital Corp.	47,175	2,272,891
PNM Resources, Inc.	23,785	433,600
Portland General Electric Co.(a)	30,703	776,479
SCANA Corp.(a)	55,245	2,489,340
TECO Energy, Inc.	96,197	1,841,211
UIL Holdings Corp.(a)	24,151	854,221
Westar Energy, Inc.(a)	52,119	1,499,985

Total Electric		31,771,851

Electrical Components & Equipment—0.8%
Acuity Brands, Inc.(a)	4,181	221,593
Hubbell, Inc. Class B(a)	11,939	798,242
Molex, Inc.(a)	31,148	743,191
Molex, Inc. Class A	31,959	632,149

Total Electrical Components & Equipment		2,395,175

Electronics—1.1%
AVX Corp.	38,451	490,635
FLIR Systems, Inc.	13,651	342,230
Gentex Corp.(a)	23,515	695,809
Jabil Circuit, Inc.(a)	32,507	639,087
National Instruments Corp.(a)	18,046	468,294
PerkinElmer, Inc.	16,251	325,020
Woodward, Inc.(a)	4,772	195,318

Total Electronics		3,156,393

Energy-Alternate Sources—0.1%
Covanta Holding Corp.(a)	28,129	385,086

Engineering & Construction—0.2%
EMCOR Group, Inc.(a)	4,868	130,511
KBR, Inc.(a)	11,291	314,680

Total Engineering & Construction		445,191

Entertainment—1.0%
Cinemark Holdings, Inc.	52,695	974,331
International Game Technology(a)	42,670	733,924
Regal Entertainment Group Class A(a)	80,315	958,961
Six Flags Entertainment Corp.	3,143	129,617
Vail Resorts, Inc.(a)	4,614	195,449

Total Entertainment		2,992,282

Environmental Control—0.1%
Waste Connections, Inc.	11,929	395,327

Food—1.3%
Corn Products International, Inc.(a)	9,340	491,191
Flowers Foods, Inc.(a)	40,438	767,513
Lancaster Colony Corp.(a)	5,459	378,527
McCormick & Co., Inc.(a)	28,501	1,437,020
Ruddick Corp.(a)	6,179	263,473
Tyson Foods, Inc. Class A	22,651	467,517

Total Food		3,805,241

Forest Products & Paper—0.6%
MeadWestvaco Corp.	57,193	1,712,930

Gas—4.4%
AGL Resources, Inc.(a)	32,859	1,388,621
Atmos Energy Corp.	36,411	1,214,307
New Jersey Resources Corp.(a)	12,712	625,430
NiSource, Inc.	110,191	2,623,648
Piedmont Natural Gas Co., Inc.(a)	23,826	809,608
Questar Corp.(a)	57,129	1,134,582

Investments	Shares	Value
South Jersey Industries, Inc.(a)	8,484	$481,976
Southern Union Co.	16,906	711,912
Southwest Gas Corp.(a)	11,526	489,740
UGI Corp.	41,156	1,209,986
Vectren Corp.(a)	37,823	1,143,389
WGL Holdings, Inc.	18,010	796,402

Total Gas		12,629,601

Hand/Machine Tools—0.7%
Kennametal, Inc.(a)	11,579	422,865
Lincoln Electric Holdings, Inc.(a)	14,525	568,218
Regal-Beloit Corp.(a)	5,720	291,548
Snap-On, Inc.	14,983	758,440

Total Hand/Machine Tools		2,041,071

Healthcare-Products—0.9%
Cooper Cos., Inc. (The)(a)	410	28,913
DENTSPLY International, Inc.(a)	8,357	292,411
Hill-Rom Holdings, Inc.	7,994	269,318
Patterson Cos., Inc.(a)	18,818	555,507
STERIS Corp.(a)	12,850	383,187
Techne Corp.(a)	6,025	411,267
Teleflex, Inc.	8,886	544,623

Total Healthcare-Products		2,485,226

Healthcare-Services—0.3%
Lincare Holdings, Inc.	27,994	719,726
Universal Health Services, Inc. Class B	4,635	180,116

Total Healthcare-Services		899,842

Holding Companies-Diversified—0.2%
Leucadia National Corp.(a)	26,187	595,492

Home Builders—0.3%
D.R. Horton, Inc.(a)	38,166	481,273
Lennar Corp. Class A(a)	12,899	253,466

Total Home Builders		734,739

Home Furnishings—0.6%
Harman International Industries, Inc.(a)	5,421	206,215
Whirlpool Corp.(a)	30,628	1,453,298

Total Home Furnishings		1,659,513

Household Products/Wares—1.3%
Avery Dennison Corp.	36,742	1,053,761
Church & Dwight Co., Inc.(a)	20,734	948,788
Jarden Corp.(a)	10,037	299,905
Scotts Miracle-Gro Co. (The) Class A(a)	15,589	727,850
Tupperware Brands Corp.	11,931	667,778

Total Household Products/Wares		3,698,082

Housewares—0.4%
Newell Rubbermaid, Inc.	58,702	948,038
Toro Co. (The)	4,370	265,084

Total Housewares		1,213,122

Insurance—6.5%
American Financial Group, Inc.(a)	18,152	669,627
American National Insurance Co.	11,019	804,718
AmTrust Financial Services, Inc.(a)	7,653	181,759
Arthur J. Gallagher & Co.(a)	42,860	1,433,238
Assurant, Inc.(a)	15,919	653,634
Brown & Brown, Inc.	20,887	472,673
Cincinnati Financial Corp.(a)	82,199	2,503,782
Erie Indemnity Co. Class A	12,171	951,285
Fidelity National Financial, Inc. Class A	63,740	1,015,378
Hanover Insurance Group, Inc. (The)	14,935	521,978
Harleysville Group, Inc.(a)	6,660	376,756
HCC Insurance Holdings, Inc.	22,919	630,273

See Notes to Schedule of Investments.

21 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2011

Investments	Shares	Value
Kemper Corp.(a)	20,124	$587,822
Lincoln National Corp.	49,096	953,444
Mercury General Corp.(a)	27,618	1,259,933
Old Republic International Corp.(a)	182,724	1,693,851
Primerica, Inc.	3,677	85,454
ProAssurance Corp.	3,541	282,643
Protective Life Corp.	23,392	527,724
Reinsurance Group of America, Inc.(a)	10,215	533,734
Torchmark Corp.(a)	10,883	472,213
Transatlantic Holdings, Inc.(a)	9,343	511,342
Unum Group	56,829	1,197,387
W.R. Berkley Corp.(a)	12,536	431,113

Total Insurance		18,751,761

Internet—0.1%
IAC/InterActiveCorp	8,373	356,690

Investment Companies—1.0%
Ares Capital Corp.(a)	186,242	2,877,439

Iron/Steel—1.1%
Allegheny Technologies, Inc.(a)	16,238	776,176
Carpenter Technology Corp.(a)	6,298	324,221
Commercial Metals Co.(a)	37,161	513,937
Reliance Steel & Aluminum Co.(a)	7,304	355,632
Steel Dynamics, Inc.	67,299	884,982
United States Steel Corp.(a)	10,329	273,305

Total Iron/Steel		3,128,253

Leisure Time—0.2%
Brunswick Corp.(a)	2,418	43,669
Polaris Industries, Inc.	10,180	569,876

Total Leisure Time		613,545

Lodging—0.5%
Choice Hotels International, Inc.(a)	11,283	429,318
Wyndham Worldwide Corp.(a)	25,261	955,624

Total Lodging		1,384,942

Machinery-Diversified—0.8%
Flowserve Corp.(a)	6,832	678,554
Gardner Denver, Inc.	1,253	96,556
Graco, Inc.	12,037	492,193
IDEX Corp.	14,842	550,787
Nordson Corp.(a)	7,091	292,008
Robbins & Myers, Inc.	1,553	75,398
Wabtec Corp.	813	56,869

Total Machinery-Diversified		2,242,365

Media—1.6%
Cablevision Systems Corp. Class A	90,543	1,287,521
Factset Research Systems, Inc.(a)	5,168	451,063
Gannett Co., Inc.	55,588	743,211
John Wiley & Sons, Inc. Class A	8,667	384,815
Scripps Networks Interactive, Inc. Class A(a)	11,459	486,091
Viacom, Inc. Class A	9,954	530,847
Washington Post Co. (The) Class B(a)	1,618	609,679

Total Media		4,493,227

Metal Fabricate/Hardware—0.3%
Timken Co. (The)	20,022	775,052
Valmont Industries, Inc.	2,198	199,556

Total Metal Fabricate/Hardware		974,608

Mining—0.6%
Compass Minerals International, Inc.(a)	7,870	541,849
Hecla Mining Co.	35,351	184,886
Royal Gold, Inc.	4,340	292,646

Investments	Shares	Value
Titanium Metals Corp.(a)	33,897	$507,777
Vulcan Materials Co.	1,408	55,405

Total Mining		1,582,563

Miscellaneous Manufacturing—2.5%
Aptargroup, Inc.(a)	11,068	577,418
Carlisle Cos., Inc.(a)	10,144	449,379
CLARCOR, Inc.(a)	4,692	234,553
Crane Co.	12,687	592,610
Donaldson Co., Inc.(a)	6,326	430,674
Harsco Corp.(a)	30,944	636,828
ITT Corp.	16,363	316,297
Leggett & Platt, Inc.(a)	67,952	1,565,614
Pall Corp.(a)	13,394	765,467
Pentair, Inc.(a)	21,722	723,125
SPX Corp.	8,230	496,022
Textron, Inc.	11,852	219,144
Trinity Industries, Inc.(a)	9,974	299,818

Total Miscellaneous Manufacturing		7,306,949

Office/Business Equipment—1.0%
Pitney Bowes, Inc.(a)	151,462	2,808,105

Oil & Gas—1.2%
Berry Petroleum Co. Class A(a)	4,196	176,316
Cimarex Energy Co.	5,220	323,118
Energen Corp.	7,866	393,300
EXCO Resources, Inc.(a)	31,380	327,921
Helmerich & Payne, Inc.	5,190	302,888
HollyFrontier Corp.(a)	35,941	841,020
Patterson-UTI Energy, Inc.	15,980	319,280
QEP Resources, Inc.	4,467	130,883
SM Energy Co.	894	65,351
Sunoco, Inc.	15,773	647,009

Total Oil & Gas		3,527,086

Oil & Gas Services—0.6%
CARBO Ceramics, Inc.(a)	1,643	202,631
Lufkin Industries, Inc.(a)	2,148	144,582
Oceaneering International, Inc.	14,007	646,143
RPC, Inc.(a)	32,778	598,198

Total Oil & Gas Services		1,591,554

Packaging & Containers—2.0%
Ball Corp.	12,354	441,161
Bemis Co., Inc.(a)	32,001	962,590
Packaging Corp. of America(a)	31,323	790,593
Rock-Tenn Co. Class A(a)	9,721	560,902
Sealed Air Corp.	54,967	945,982
Silgan Holdings, Inc.	7,820	302,165
Sonoco Products Co.(a)	33,918	1,117,937
Temple-Inland, Inc.	16,872	535,011

Total Packaging & Containers		5,656,341

Pharmaceuticals—0.1%
Medicis Pharmaceutical Corp. Class A(a)	5,972	198,569
Omnicare, Inc.(a)	5,371	185,031

Total Pharmaceuticals		383,600

Real Estate—0.0%
Jones Lang LaSalle, Inc.	2,041	125,032

REITS—19.3%
Alexander’s, Inc.(a)	1,593	589,458
Alexandria Real Estate Equities, Inc.(a)	16,981	1,171,180
American Campus Communities, Inc.(a)	22,781	955,891
Apartment Investment & Management Co. Class A(a)	25,229	577,996
BioMed Realty Trust, Inc.(a)	66,581	1,203,784

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        22

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2011

Investments	Shares	Value
BRE Properties, Inc.(a)	22,360	$1,128,733
Camden Property Trust(a)	22,984	1,430,524
CBL & Associates Properties, Inc.(a)	79,045	1,241,006
Colonial Properties Trust(a)	25,923	540,754
DDR Corp.(a)	74,524	906,957
Douglas Emmett, Inc.(a)	35,122	640,625
Duke Realty Corp.(a)	143,250	1,726,162
Entertainment Properties Trust(a)	28,868	1,261,820
Equity Lifestyle Properties, Inc.	9,258	617,416
Equity One, Inc.(a)	59,853	1,016,304
Essex Property Trust, Inc.(a)	9,968	1,400,604
Extra Space Storage, Inc.(a)	21,670	525,064
Federal Realty Investment Trust(a)	18,269	1,657,912
Highwoods Properties, Inc.(a)	40,355	1,197,333
Home Properties, Inc.(a)	20,757	1,194,980
Hospitality Properties Trust	96,217	2,211,067
Kilroy Realty Corp.(a)	21,438	816,145
Kimco Realty Corp.(a)	186,540	3,029,410
LaSalle Hotel Properties(a)	15,321	370,921
Liberty Property Trust(a)	70,239	2,168,980
Mack-Cali Realty Corp.(a)	58,484	1,560,938
Mid-America Apartment Communities, Inc.(a)	15,300	957,015
National Retail Properties, Inc.(a)	59,460	1,568,555
Omega Healthcare Investors, Inc.	83,943	1,624,297
Piedmont Office Realty Trust, Inc. Class A(a)	125,607	2,140,343
Plum Creek Timber Co., Inc.(a)	72,437	2,648,297
Post Properties, Inc.	10,514	459,672
Rayonier, Inc.(a)	45,204	2,017,454
Realty Income Corp.(a)	64,127	2,241,880
Regency Centers Corp.(a)	44,139	1,660,509
RLJ Lodging Trust	37,002	622,744
Senior Housing Properties Trust(a)	108,053	2,424,709
SL Green Realty Corp.(a)	5,084	338,798
Tanger Factory Outlet Centers(a)	23,427	686,880
Taubman Centers, Inc.(a)	15,548	965,531
UDR, Inc.	69,779	1,751,453
Washington Real Estate Investment Trust(a)	40,582	1,109,918
Weingarten Realty Investors(a)	60,278	1,315,266

Total REITS		55,675,285

Retail—3.8%
Abercrombie & Fitch Co. Class A(a)	12,246	598,095
Advance Auto Parts, Inc.(a)	2,461	171,359
American Eagle Outfitters, Inc.(a)	54,470	832,846
Brinker International, Inc.(a)	20,022	535,789
Buckle, Inc. (The)(a)	9,327	381,194
Casey’s General Stores, Inc.	4,401	226,696
Chico’s FAS, Inc.(a)	30,004	334,245
Darden Restaurants, Inc.	49,183	2,241,761
Dick’s Sporting Goods, Inc.(a)	12,854	474,056
Dillard’s, Inc. Class A(a)	2,054	92,184
Foot Locker, Inc.(a)	39,965	952,766
Guess?, Inc.	25,195	751,315
HSN, Inc.(a)	7,674	278,259
MSC Industrial Direct Co. Class A	6,630	474,376
Penske Automotive Group, Inc.	15,266	293,871
PetSmart, Inc.(a)	12,122	621,737
PriceSmart, Inc.	2,512	174,810
PVH Corp.(a)	1,403	98,897
Tractor Supply Co.	4,502	315,815
Wendy’s Co. (The)(a)	58,960	316,026
Williams-Sonoma, Inc.(a)	17,722	682,297

Investments	Shares	Value
World Fuel Services Corp.(a)	2,487	$104,404

Total Retail		10,952,798

Savings & Loans—3.8%
BankUnited, Inc.(a)	23,386	514,258
Capitol Federal Financial, Inc.	42,120	486,065
First Niagara Financial Group, Inc.	207,604	1,791,622
Hudson City Bancorp, Inc.(a)	272,280	1,701,750
New York Community Bancorp, Inc.	344,910	4,266,537
People’s United Financial, Inc.	172,314	2,214,235

Total Savings & Loans		10,974,467

Software—0.7%
Broadridge Financial Solutions, Inc.(a)	33,653	758,875
Dun & Bradstreet Corp.	9,282	694,572
Quality Systems, Inc.(a)	11,190	413,918
Solera Holdings, Inc.(a)	5,851	260,604

Total Software		2,127,969

Telecommunications—5.0%
ADTRAN, Inc.(a)	7,504	226,320
Frontier Communications Corp.(a)	1,431,232	7,370,845
Harris Corp.(a)	35,519	1,280,105
InterDigital, Inc.(a)	4,098	178,550
Virgin Media, Inc.(a)	19,877	424,970
Windstream Corp.(a)	426,442	5,006,429

Total Telecommunications		14,487,219

Textiles—0.3%
Cintas Corp.(a)	22,170	771,738

Toys/Games/Hobbies—0.5%
Hasbro, Inc.(a)	42,832	1,365,912

Transportation—0.7%
Bristow Group, Inc.(a)	4,465	211,596
JB Hunt Transport Services, Inc.	13,347	601,549
Landstar System, Inc.	2,117	101,447
Ryder System, Inc.	11,106	590,173
Tidewater, Inc.(a)	10,406	513,016
Werner Enterprises, Inc.	6,031	145,347

Total Transportation		2,163,128

Trucking & Leasing—0.2%
GATX Corp.(a)	12,516	546,449

Water—0.9%
American Water Works Co., Inc.	49,614	1,580,702
Aqua America, Inc.	40,386	890,511

Total Water		2,471,213

TOTAL COMMON STOCKS
(Cost: $272,800,479)		285,504,407

EXCHANGE-TRADED FUND—0.7%
WisdomTree LargeCap Dividend Fund(a)(b)
(Cost: $1,840,088)	41,829	2,050,876

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $325,052)	325,052	325,052

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—29.7%

MONEY MARKET FUND—29.7%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $85,722,212)(e)	85,722,212	85,722,212

TOTAL INVESTMENTS IN SECURITIES—129.6%

See Notes to Schedule of Investments.

23        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2011

Investments	Shares	Value
(Cost: $360,687,831)(f)		$373,602,547
Liabilities in Excess of Other Assets—(29.6)%		(85,329,185)

NET ASSETS—100.0%		$288,273,362

(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $83,198,152 and the total market value of the collateral held by the Fund was $85,722,212.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        24

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—98.8%

Advertising—0.2%
Harte-Hanks, Inc.	41,304	$375,454
Marchex, Inc. Class B	5,973	37,331

Total Advertising		412,785

Aerospace/Defense—0.5%
AAR Corp.	13,589	260,501
Cubic Corp.	2,266	98,775
Curtiss-Wright Corp.(a)	9,002	318,041
HEICO Corp.(a)	683	39,942
HEICO Corp. Class A	1,480	58,238
Kaman Corp.	11,975	327,157
National Presto Industries, Inc.(a)	1,480	138,528

Total Aerospace/Defense		1,241,182

Agriculture—1.5%
Andersons, Inc. (The)	3,850	168,091
Griffin Land & Nurseries, Inc.(a)	1,506	39,849
Limoneira Co.(a)	1,754	29,660
Universal Corp.(a)	21,317	979,729
Vector Group Ltd.(a)	141,959	2,521,192

Total Agriculture		3,738,521

Airlines—0.1%
Skywest, Inc.(a)	13,231	166,578

Apparel—0.4%
Cherokee, Inc.	11,047	128,919
Jones Group, Inc. (The)(a)	33,284	351,146
Oxford Industries, Inc.(a)	4,178	188,511
R.G. Barry Corp.	5,063	61,161
Weyco Group, Inc.(a)	5,963	146,392

Total Apparel		876,129

Auto Parts & Equipment—0.7%
Cooper Tire & Rubber Co.(a)	39,245	549,822
Douglas Dynamics, Inc.(a)	23,949	350,134
Miller Industries, Inc.	6,819	107,263
Spartan Motors, Inc.	14,235	68,470
Standard Motor Products, Inc.	6,507	130,465
Superior Industries International, Inc.(a)	22,112	365,733
Titan International, Inc.(a)	1,047	20,375

Total Auto Parts & Equipment		1,592,262

Banks—12.5%
1st Source Corp.	12,941	327,795
Alliance Financial Corp.(a)	4,022	124,199
American National Bankshares, Inc.	7,490	145,980
Ames National Corp.(a)	5,232	102,024
Arrow Financial Corp.(a)	9,994	234,259
BancFirst Corp.	8,842	331,929
Bancorp Rhode Island, Inc.	3,213	127,556
BancorpSouth, Inc.(a)	8,841	97,428
Bank of Kentucky Financial Corp.(a)	3,934	78,877
Bank of Marin Bancorp(a)	1,979	74,391
Bank of the Ozarks, Inc.(a)	9,787	289,989
Banner Corp.	798	13,686
Boston Private Financial Holdings, Inc.	8,258	65,568
Bridge Bancorp, Inc.(a)	6,293	125,231
Bryn Mawr Bank Corp.(a)	8,086	157,596
Camden National Corp.(a)	4,948	161,305
Cardinal Financial Corp.	6,367	68,382
Cass Information Systems, Inc.(a)	3,490	127,001
Cathay General Bancorp	4,626	69,066
Center Bancorp, Inc.(a)	3,828	37,400

Investments	Shares	Value
Centerstate Banks, Inc.(a)	3,916	$25,924
Century Bancorp, Inc. Class A	1,224	34,566
Chemical Financial Corp.(a)	21,514	458,678
Citizens & Northern Corp.(a)	8,547	157,863
City Holding Co.(a)	12,400	420,236
CNB Financial Corp.(a)	9,361	147,717
CoBiz Financial, Inc.(a)	5,252	30,304
Columbia Banking System, Inc.(a)	13,563	261,359
Community Bank System, Inc.(a)	28,917	803,893
Community Trust Bancorp, Inc.	13,355	392,904
CVB Financial Corp.(a)	74,815	750,394
Enterprise Bancorp, Inc.(a)	5,420	77,506
Enterprise Financial Services Corp.(a)	4,997	73,956
F.N.B Corp.(a)	111,845	1,264,967
Financial Institutions, Inc.(a)	8,983	144,986
First Bancorp(a)	9,432	105,167
First Bancorp, Inc.(a)	10,550	162,153
First Busey Corp.(a)	53,786	268,930
First Citizens BancShares, Inc. Class A	1,183	207,013
First Commonwealth Financial Corp.(a)	51,641	271,632
First Community Bancshares, Inc.	11,511	143,657
First Connecticut Bancorp, Inc.	3,185	41,437
First Financial Bancorp	79,343	1,320,267
First Financial Bankshares, Inc.(a)	19,157	640,418
First Financial Corp.(a)	7,427	247,170
First Interstate Bancsystem, Inc.	12,179	158,692
First Merchants Corp.(a)	2,640	22,361
First Midwest Bancorp, Inc.	6,425	65,085
First of Long Island Corp. (The)(a)	6,015	158,315
German American Bancorp, Inc.(a)	7,501	136,443
Glacier Bancorp, Inc.(a)	64,814	779,712
Great Southern Bancorp, Inc.(a)	8,670	204,525
Heartland Financial USA, Inc.(a)	8,066	123,732
Heritage Financial Corp.	4,696	58,982
Home Bancshares, Inc.(a)	7,268	188,314
Hudson Valley Holding Corp.	14,357	304,655
Iberiabank Corp.(a)	16,518	814,337
Independent Bank Corp.(a)	12,416	338,833
International Bancshares Corp.(a)	29,552	541,836
Lakeland Bancorp, Inc.	13,675	117,878
Lakeland Financial Corp.(a)	7,974	206,287
MainSource Financial Group, Inc.(a)	2,122	18,737
MB Financial, Inc.(a)	2,664	45,554
Merchants Bancshares, Inc.(a)	5,028	146,818
Midsouth Bancorp, Inc.(a)	3,747	48,748
National Bankshares, Inc.(a)	5,261	146,887
National Penn Bancshares, Inc.(a)	57,999	489,512
NBT Bancorp, Inc.	25,038	554,091
Old National Bancorp(a)	46,035	536,308
Pacific Continental Corp.	8,525	75,446
PacWest Bancorp	28,507	540,208
Park National Corp.(a)	18,944	1,232,497
Penns Woods Bancorp, Inc.(a)	3,781	146,627
Peoples Bancorp, Inc.(a)	5,746	85,098
PrivateBancorp, Inc.	5,495	60,335
Renasant Corp.(a)	23,092	346,380
Republic Bancorp, Inc. Class A	10,041	229,939
S&T Bancorp, Inc.(a)	17,525	342,614
S.Y. Bancorp, Inc.	9,575	196,575
Sandy Spring Bancorp, Inc.	10,649	186,890
SCBT Financial Corp.(a)	6,762	196,166
Sierra Bancorp(a)	7,687	67,646
Simmons First National Corp. Class A(a)	9,735	264,695
Southside Bancshares, Inc.(a)	10,751	232,867

See Notes to Schedule of Investments.

25        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2011

Investments	Shares	Value
StellarOne Corp.	6,507	$74,050
Sterling Bancorp	26,922	232,606
Susquehanna Bancshares, Inc.(a)	48,570	407,017
Synovus Financial Corp.(a)	463,346	653,318
Tompkins Financial Corp.(a)	7,928	305,307
Tower Bancorp, Inc.	5,053	144,213
TowneBank(a)	14,128	172,927
Trico Bancshares(a)	7,823	111,243
TrustCo Bank Corp.(a)	91,430	512,922
Trustmark Corp.(a)	52,651	1,278,893
UMB Financial Corp.(a)	19,060	709,985
Umpqua Holdings Corp.(a)	52,023	644,565
Union First Market Bankshares Corp.	11,078	147,227
United Bankshares, Inc.(a)	44,537	1,259,061
Univest Corp. of Pennsylvania	18,356	268,732
Washington Banking Co.	5,386	64,147
Washington Trust Bancorp, Inc.	11,997	286,248
WesBanco, Inc.	18,013	350,713
West Bancorp., Inc.(a)	10,121	96,959
Westamerica Bancorp.(a)	20,013	878,571
Wintrust Financial Corp.(a)	4,954	138,960

Total Banks		30,361,048

Beverages—0.1%
Coca-Cola Bottling Co. Consolidated	2,604	152,464

Biotechnology—0.7%
PDL BioPharma, Inc.	275,204	1,706,265

Building Materials—0.6%
AAON, Inc.(a)	5,629	115,338
Apogee Enterprises, Inc.	17,172	210,529
Comfort Systems USA, Inc.(a)	14,521	155,665
Eagle Materials, Inc.	15,760	404,402
Griffon Corp.	11,029	100,695
LSI Industries, Inc.	19,415	116,490
Quanex Building Products Corp.(a)	8,774	131,785
Universal Forest Products, Inc.	5,632	173,860

Total Building Materials		1,408,764

Chemicals—1.6%
A. Schulman, Inc.	18,964	401,658
Aceto Corp.	16,427	113,346
American Vanguard Corp.(a)	3,909	52,146
Balchem Corp.(a)	2,213	89,715
H.B. Fuller Co.	13,632	315,035
Hawkins, Inc.(a)	3,626	133,654
Innophos Holdings, Inc.(a)	8,904	432,378
KMG Chemicals, Inc.(a)	1,373	23,712
Minerals Technologies, Inc.(a)	1,267	71,623
Oil-Dri Corp. of America(a)	3,537	71,589
Olin Corp.(a)	66,722	1,311,087
PolyOne Corp.	27,061	312,555
Quaker Chemical Corp.	6,731	261,769
Stepan Co.	2,987	239,438
Zep, Inc.(a)	4,649	64,993

Total Chemicals		3,894,698

Commercial Services—4.8%
ABM Industries, Inc.	28,549	588,680
Advance America, Cash Advance Centers, Inc.(a)	36,086	322,970
Arbitron, Inc.	6,149	211,587
Barrett Business Services, Inc.	4,516	90,139
Carriage Services, Inc. Class A	6,467	36,215
CDI Corp.(a)	14,495	200,176
Chemed Corp.(a)	5,041	258,150

Investments	Shares	Value
Collectors Universe, Inc.	15,271	$222,498
Corporate Executive Board Co. (The)(a)	10,695	407,479
Deluxe Corp.(a)	47,309	1,076,753
Electro Rent Corp.(a)	23,302	399,629
Great Lakes Dredge & Dock Corp.(a)	18,426	102,449
Healthcare Services Group, Inc.(a)	48,040	849,828
Heartland Payment Systems, Inc.(a)	5,271	128,402
Heidrick & Struggles International, Inc.(a)	8,960	192,998
Hillenbrand, Inc.(a)	44,959	1,003,485
Insperity, Inc.	12,528	317,585
Intersections, Inc.(a)	25,127	278,658
Kelly Services, Inc. Class A	9,869	135,008
Landauer, Inc.	8,203	422,455
Lincoln Educational Services Corp.	17,279	136,504
Mac-Gray Corp.	4,705	64,882
Macquarie Infrastructure Co. LLC	28,105	785,535
Matthews International Corp. Class A(a)	6,681	209,984
MAXIMUS, Inc.	5,932	245,288
McGrath Rentcorp	16,192	469,406
Monro Muffler Brake, Inc.(a)	5,576	216,293
Multi-Color Corp.	2,538	65,303
National American University Holdings, Inc.	9,269	70,259
National Research Corp.	3,353	130,130
Quad Graphics, Inc.(a)	37,107	532,114
Resources Connection, Inc.	17,468	184,986
Stewart Enterprises, Inc. Class A(a)	43,413	250,059
Strayer Education, Inc.(a)	10,669	1,036,920
Viad Corp.	3,666	64,082

Total Commercial Services		11,706,889

Computers—0.5%
j2 Global, Inc.(a)	29,498	830,074
MTS Systems Corp.	7,949	323,922
Rimage Corp.	12,017	135,191

Total Computers		1,289,187

Cosmetics/Personal Care—0.1%
Inter Parfums, Inc.(a)	10,663	165,916

Distribution/Wholesale—0.5%
Core-Mark Holding Co., Inc.	3,736	147,946
Houston Wire & Cable Co.(a)	9,820	135,712
Pool Corp.(a)	18,631	560,793
United Stationers, Inc.(a)	14,651	477,037

Total Distribution/Wholesale		1,321,488

Diversified Financial Services—3.8%
Artio Global Investors, Inc. Class A(a)	52,399	255,707
Asta Funding, Inc.	3,651	29,135
BGC Partners, Inc. Class A(a)	220,307	1,308,624
Calamos Asset Management, Inc. Class A(a)	11,760	147,118
Cohen & Steers, Inc.(a)	19,018	549,620
Duff & Phelps Corp. Class A	13,633	197,679
Edelman Financial Group, Inc.	17,119	112,472
Epoch Holding Corp.(a)	6,754	150,141
Evercore Partners, Inc. Class A	16,311	434,199
Federal Agricultural Mortgage Corp. Class C	1,993	35,914
FXCM, Inc. Class A(a)	7,150	69,713
Gain Capital Holdings, Inc.(a)	20,380	136,546
GAMCO Investors, Inc. Class A	463	20,136
GFI Group, Inc.(a)	115,154	474,434
Greenhill & Co., Inc.(a)	27,303	993,010
Horizon Technology Finance Corp.	16,463	268,018
Interactive Brokers Group, Inc. Class A	24,001	358,575

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        26

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2011

Investments	Shares	Value
Janus Capital Group, Inc.(a)	124,682	$786,743
JMP Group, Inc.	7,116	50,879
KBW, Inc.(a)	9,373	142,282
MarketAxess Holdings, Inc.(a)	9,356	281,709
Marlin Business Services Corp.	4,565	57,976
Medley Capital Corp.	34,990	363,896
Nelnet, Inc. Class A	11,653	285,149
Oppenheimer Holdings, Inc. Class A	7,388	118,947
Pzena Investment Management, Inc. Class A	5,006	21,676
Solar Senior Capital Ltd.	12,130	191,047
US Global Investors, Inc. Class A(a)	10,439	62,947
Walter Investment Management Corp.(a)	50,695	1,039,754
Westwood Holdings Group, Inc.	6,043	220,872

Total Diversified Financial Services		9,164,918

Electric—4.1%
ALLETE, Inc.	32,813	1,377,490
Avista Corp.(a)	50,637	1,303,903
Black Hills Corp.(a)	35,769	1,201,123
Central Vermont Public Service Corp.	7,023	246,507
CH Energy Group, Inc.(a)	11,804	689,118
El Paso Electric Co.	21,049	729,137
MGE Energy, Inc.(a)	15,787	738,358
NorthWestern Corp.(a)	30,904	1,106,054
Otter Tail Corp.(a)	40,287	887,120
Unisource Energy Corp.(a)	33,619	1,241,213
Unitil Corp.	10,793	306,305

Total Electric		9,826,328

Electrical Components & Equipment—0.3%
Belden, Inc.	5,590	186,035
Encore Wire Corp.(a)	1,477	38,254
Graham Corp.(a)	888	19,927
Insteel Industries, Inc.(a)	3,923	43,114
Littelfuse, Inc.(a)	7,675	329,872
Vicor Corp.	11,543	91,882

Total Electrical Components & Equipment		709,084

Electronics—1.1%
American Science & Engineering, Inc.(a)	5,096	347,089
Analogic Corp.	1,821	104,380
Badger Meter, Inc.(a)	6,960	204,833
Bel Fuse, Inc. Class B	2,925	54,844
Brady Corp. Class A	23,386	738,296
CTS Corp.(a)	9,812	90,270
Daktronics, Inc.	9,600	91,872
DDi Corp.	19,144	178,613
ESCO Technologies, Inc.(a)	6,256	180,048
Methode Electronics, Inc.(a)	24,476	202,906
Park Electrochemical Corp.	6,379	163,430
Pulse Electronics Corp.	28,523	79,864
Watts Water Technologies, Inc. Class A(a)	7,507	256,814

Total Electronics		2,693,259

Energy-Alternate Sources—0.1%
FutureFuel Corp.(a)	25,368	315,071

Engineering & Construction—0.2%
Granite Construction, Inc.	16,843	399,516
VSE Corp.	1,239	30,083

Total Engineering & Construction		429,599

Entertainment—0.7%
Churchill Downs, Inc.(a)	3,588	187,043
International Speedway Corp. Class A(a)	3,994	101,248
National CineMedia, Inc.	78,921	978,620

Investments	Shares	Value
Speedway Motorsports, Inc.	25,089	$384,614

Total Entertainment		1,651,525

Environmental Control—0.5%
Met-Pro Corp.(a)	9,051	81,821
Mine Safety Appliances Co.(a)	23,491	778,022
U.S. Ecology, Inc.	15,127	284,085

Total Environmental Control		1,143,928

Food—2.4%
Arden Group, Inc. Class A(a)	666	59,947
B&G Foods, Inc.(a)	38,556	928,043
Calavo Growers, Inc.(a)	6,338	162,760
Cal-Maine Foods, Inc.(a)	2,286	83,599
Diamond Foods, Inc.(a)	2,619	84,515
Ingles Markets, Inc. Class A	11,392	171,563
J&J Snack Foods Corp.(a)	3,379	180,033
Nash Finch Co.	5,997	175,592
Sanderson Farms, Inc.(a)	5,994	300,479
Snyders-Lance, Inc.(a)	40,029	900,652
Spartan Stores, Inc.	6,820	126,170
SUPERVALU, Inc.(a)	206,784	1,679,086
Tootsie Roll Industries, Inc.(a)	9,888	234,049
Village Super Market, Inc. Class A	2,066	58,778
Weis Markets, Inc.(a)	16,024	639,999

Total Food		5,785,265

Forest Products & Paper—0.5%
Buckeye Technologies, Inc.(a)	6,164	206,124
Deltic Timber Corp.(a)	1,305	78,809
Neenah Paper, Inc.(a)	6,877	153,495
Orchids Paper Products Co.(a)	7,438	135,371
PH Glatfelter Co.	22,176	313,125
Schweitzer-Mauduit International, Inc.(a)	2,961	196,788
Wausau Paper Corp.	14,296	118,085

Total Forest Products & Paper		1,201,797

Gas—0.8%
Chesapeake Utilities Corp.(a)	6,161	267,079
Laclede Group, Inc. (The)(a)	18,687	756,263
Northwest Natural Gas Co.(a)	20,385	977,053

Total Gas		2,000,395

Hand/Machine Tools—0.1%
Franklin Electric Co., Inc.(a)	5,869	255,654
Hardinge, Inc.	2,108	16,969

Total Hand/Machine Tools		272,623

Healthcare-Products—0.6%
Atrion Corp.(a)	328	78,795
Cantel Medical Corp.	1,871	52,257
Female Health Co. (The)(a)	22,718	102,458
Invacare Corp.	1,973	30,167
Meridian Bioscience, Inc.(a)	33,341	628,145
West Pharmaceutical Services, Inc.(a)	13,147	498,929
Young Innovations, Inc.	848	25,126

Total Healthcare-Products		1,415,877

Healthcare-Services—0.3%
Assisted Living Concepts, Inc. Class A	10,716	159,561
Ensign Group, Inc. (The)	3,777	92,537
National Healthcare Corp.	7,843	328,622
U.S. Physical Therapy, Inc.	3,852	75,807

Total Healthcare-Services		656,527

Holding Companies-Diversified—0.1%
Primoris Services Corp.(a)	8,493	126,800

See Notes to Schedule of Investments.

27        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2011

Investments	Shares	Value
Home Builders—1.0%
KB Home(a)	54,392	$365,514
Lennar Corp. Class B	6,915	107,736
MDC Holdings, Inc.(a)	56,694	999,515
Ryland Group, Inc. (The)(a)	7,388	116,435
Thor Industries, Inc.(a)	28,888	792,398

Total Home Builders		2,381,598

Home Furnishings—0.1%
Ethan Allen Interiors, Inc.(a)	7,283	172,680
Hooker Furniture Corp.	8,077	92,643
Kimball International, Inc. Class B	19,170	97,192

Total Home Furnishings		362,515

Household Products/Wares—0.5%
American Greetings Corp. Class A(a)	26,768	334,868
Blyth, Inc.	607	34,477
CSS Industries, Inc.	6,117	121,851
Ennis, Inc.(a)	23,869	318,174
WD-40 Co.	8,638	349,061

Total Household Products/Wares		1,158,431

Housewares—0.0%
Lifetime Brands, Inc.(a)	1,991	24,171

Insurance—3.8%
American Equity Investment Life Holding Co.	13,460	139,984
Baldwin & Lyons, Inc. Class B	10,932	238,318
Crawford & Co. Class A	17,547	71,416
Crawford & Co. Class B	6,601	40,662
Delphi Financial Group, Inc. Class A(a)	18,485	818,885
Donegal Group, Inc. Class A(a)	13,166	186,431
EMC Insurance Group, Inc.	10,006	205,823
Employers Holdings, Inc.	9,663	174,804
FBL Financial Group, Inc. Class A(a)	7,131	242,597
First American Financial Corp.(a)	40,895	518,140
Horace Mann Educators Corp.(a)	26,099	357,817
Independence Holding Co.(a)	1,900	15,447
Infinity Property & Casualty Corp.	3,020	171,355
Kansas City Life Insurance Co.(a)	7,719	253,338
Life Partners Holdings, Inc.(a)	45,873	296,340
Meadowbrook Insurance Group, Inc.	19,826	211,742
National Interstate Corp.(a)	5,758	142,050
National Western Life Insurance Co. Class A	190	25,870
Presidential Life Corp.	14,697	146,823
Radian Group, Inc.	12,204	28,557
RLI Corp.(a)	7,089	516,505
Safety Insurance Group, Inc.(a)	15,163	613,798
SeaBright Holdings, Inc.	12,331	94,332
Selective Insurance Group, Inc.	32,252	571,828
StanCorp Financial Group, Inc.(a)	22,534	828,124
State Auto Financial Corp.	38,113	517,956
Stewart Information Services Corp.(a)	2,057	23,758
Symetra Financial Corp.	62,139	563,601
Tower Group, Inc.	29,050	585,938
United Fire & Casualty Co.	15,601	314,828
Universal Insurance Holdings, Inc.	69,105	247,396

Total Insurance		9,164,463

Internet—0.7%
Earthlink, Inc.	71,404	459,842
Keynote Systems, Inc.(a)	4,171	85,672
Nutrisystem, Inc.(a)	30,140	389,710
PC-Tel, Inc.	6,179	42,264

Investments	Shares	Value
United Online, Inc.	136,324	$741,603

Total Internet		1,719,091

Investment Companies—8.2%
Apollo Investment Corp.(a)	689,292	4,439,041
Arlington Asset Investment Corp. Class A(a)	22,437	478,581
BlackRock Kelso Capital Corp.(a)	176,027	1,436,380
Capital Southwest Corp.(a)	743	60,592
Fifth Street Finance Corp.(a)	192,560	1,842,799
Gladstone Capital Corp.(a)	44,925	342,778
Golub Capital BDC, Inc.(a)	35,109	544,190
Kohlberg Capital Corp.	49,262	310,843
Main Street Capital Corp.(a)	42,805	909,178
MCG Capital Corp.(a)	250,791	1,000,656
Medallion Financial Corp.	22,807	259,544
MVC Capital, Inc.(a)	18,809	217,996
New Mountain Finance Corp.	18,726	251,116
NGP Capital Resources Co.	40,534	291,439
PennantPark Investment Corp.(a)	98,461	993,472
Prospect Capital Corp.(a)	289,213	2,686,789
Solar Capital Ltd.	79,694	1,760,440
THL Credit, Inc.	38,512	470,232
TICC Capital Corp.	75,159	650,125
Triangle Capital Corp.(a)	45,769	875,103

Total Investment Companies		19,821,294

Iron/Steel—0.2%
AK Steel Holding Corp.(a)	57,437	474,429
Schnitzer Steel Industries, Inc. Class A	667	28,201

Total Iron/Steel		502,630

Leisure Time—0.0%
Callaway Golf Co.(a)	8,435	46,646

Lodging—0.2%
Ameristar Casinos, Inc.	16,202	280,132
Marcus Corp.	11,362	143,275

Total Lodging		423,407

Machinery-Diversified—1.3%
Alamo Group, Inc.(a)	2,065	55,610
Albany International Corp. Class A	12,377	286,156
Applied Industrial Technologies, Inc.	19,047	669,883
Briggs & Stratton Corp.(a)	28,848	446,856
Cascade Corp.(a)	4,795	226,180
Cognex Corp.(a)	9,591	343,262
Gorman-Rupp Co. (The)(a)	5,550	150,683
Lindsay Corp.	1,769	97,100
Manitowoc Co., Inc. (The)(a)	23,594	216,829
NACCO Industries, Inc. Class A	3,484	310,842
Tennant Co.	6,632	257,786
Twin Disc, Inc.	2,109	76,599

Total Machinery-Diversified		3,137,786

Media—1.3%
Belo Corp. Class A	64,718	407,723
CBS Corp. Class A(a)	13,324	368,808
Courier Corp.	19,106	224,113
Meredith Corp.(a)	36,144	1,180,102
Scholastic Corp.(a)	9,011	270,060
Sinclair Broadcast Group, Inc. Class A	47,816	541,755
World Wrestling Entertainment, Inc. Class A(a)	28,183	262,666

Total Media		3,255,227

Metal Fabricate/Hardware—1.1%
Ampco-Pittsburgh Corp.	7,088	137,082

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        28

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2011

Investments	Shares	Value
CIRCOR International, Inc.(a)	1,583	$55,896
Dynamic Materials Corp.(a)	2,179	43,100
Eastern Co. (The)	2,250	45,225
Haynes International, Inc.(a)	4,118	224,843
Kaydon Corp.	17,584	536,312
L.B. Foster Co. Class A	730	20,652
Lawson Products, Inc.(a)	5,037	77,721
Mueller Industries, Inc.	8,242	316,658
Mueller Water Products, Inc. Class A(a)	104,515	255,016
Olympic Steel, Inc.	747	17,420
Sun Hydraulics Corp.	8,461	198,241
Worthington Industries, Inc.(a)	42,589	697,608

Total Metal Fabricate/Hardware		2,625,774

Mining—0.8%
AMCOL International Corp.(a)	17,063	458,142
Globe Specialty Metals, Inc.(a)	22,482	301,034
Gold Resource Corp.(a)	29,117	618,736
Kaiser Aluminum Corp.	8,454	387,870
Noranda Aluminum Holding Corp.	18,833	155,372

Total Mining		1,921,154

Miscellaneous Manufacturing—1.5%
A.O. Smith Corp.(a)	13,007	521,841
Actuant Corp. Class A	2,558	58,041
AZZ, Inc.	5,882	267,278
Barnes Group, Inc.(a)	18,950	456,885
Brink’s Co. (The)(a)	15,060	404,813
Chase Corp.(a)	5,058	70,306
John Bean Technologies Corp.	10,490	161,231
Koppers Holdings, Inc.	11,354	390,124
Movado Group, Inc.	2,348	42,663
Myers Industries, Inc.(a)	14,792	182,533
NL Industries, Inc.(a)	37,800	490,266
Raven Industries, Inc.(a)	4,487	277,745
Standex International Corp.	2,120	72,440
Sturm Ruger & Co., Inc.	6,604	220,970
Tredegar Corp.(a)	5,380	119,544

Total Miscellaneous Manufacturing		3,736,680

Office Furnishings—0.8%
CompX International, Inc.	1,631	24,025
Herman Miller, Inc.(a)	5,137	94,778
HNI Corp.(a)	33,860	883,746
Interface, Inc. Class A(a)	8,594	99,175
Knoll, Inc.(a)	26,683	396,242
Steelcase, Inc. Class A(a)	60,752	453,210

Total Office Furnishings		1,951,176

Oil & Gas—1.0%
Adams Resources & Energy, Inc.	1,705	49,411
Alon USA Energy, Inc.	21,323	185,723
Delek US Holdings, Inc.	16,591	189,303
Panhandle Oil and Gas, Inc. Class A	1,379	45,245
Penn Virginia Corp.(a)	41,017	216,980
Vanguard Natural Resources LLC	51,292	1,417,198
W&T Offshore, Inc.(a)	11,742	249,048

Total Oil & Gas		2,352,908

Oil & Gas Services—0.5%
Gulf Island Fabrication, Inc.	2,499	72,996
Targa Resources Corp.	27,089	1,102,251

Total Oil & Gas Services		1,175,247

Packaging & Containers—0.8%
Greif, Inc. Class A(a)	19,090	869,549
Greif, Inc. Class B(a)	25,592	1,152,920

Total Packaging & Containers		2,022,469

Investments	Shares	Value
Pipelines—0.2%
Crosstex Energy, Inc.	29,987	$379,036

Private Equity—0.5%
Fidus Investment Corp.	17,846	231,463
Gladstone Investment Corp.	35,443	257,671
Hercules Technology Growth Capital, Inc.	80,742	762,204

Total Private Equity		1,251,338

Real Estate—0.5%
Consolidated-Tomoka Land Co.	226	6,118
Kennedy-Wilson Holdings, Inc.	14,684	155,357
Sovran Self Storage, Inc.	24,853	1,060,477

Total Real Estate		1,221,952

REITS—19.6%
Acadia Realty Trust(a)	31,770	639,848
Agree Realty Corp.	12,608	307,383
American Assets Trust, Inc.(a)	32,659	669,836
Ashford Hospitality Trust, Inc.(a)	69,415	555,320
Associated Estates Realty Corp.	37,102	591,777
Brandywine Realty Trust(a)	189,164	1,797,058
Campus Crest Communities, Inc.(a)	37,913	381,405
CapLease, Inc.	81,298	328,444
Cedar Realty Trust, Inc.(a)	117,388	505,942
Chatham Lodging Trust(a)	17,538	189,060
Chesapeake Lodging Trust	33,150	512,499
Cogdell Spencer, Inc.	106,972	454,631
CommonWealth REIT	201,514	3,353,193
Coresite Realty Corp.(a)	12,180	217,048
Corporate Office Properties Trust(a)	110,229	2,343,469
Cousins Properties, Inc.	61,833	396,349
Cubesmart(a)	67,307	716,146
DCT Industrial Trust, Inc.(a)	293,819	1,504,353
DiamondRock Hospitality Co.(a)	118,157	1,139,033
DuPont Fabros Technology, Inc.(a)	25,748	623,617
EastGroup Properties, Inc.(a)	27,329	1,188,265
Education Realty Trust, Inc.(a)	54,319	555,683
Excel Trust, Inc.	31,714	380,568
First Potomac Realty Trust	65,680	857,124
Franklin Street Properties Corp.(a)	120,152	1,195,512
Getty Realty Corp.(a)	50,001	697,514
Gladstone Commercial Corp.	18,365	322,306
Glimcher Realty Trust	98,700	908,040
Government Properties Income Trust	71,055	1,602,290
Healthcare Realty Trust, Inc.	105,258	1,956,746
Hersha Hospitality Trust(a)	176,637	861,989
Hudson Pacific Properties, Inc.	24,607	348,435
Inland Real Estate Corp.	137,076	1,043,148
Investors Real Estate Trust(a)	118,711	865,997
Kite Realty Group Trust	68,983	311,113
Lexington Realty Trust(a)	210,955	1,580,053
LTC Properties, Inc.	34,457	1,063,343
Medical Properties Trust, Inc.(a)	189,706	1,872,398
Mission West Properties, Inc.	30,552	275,579
Monmouth Real Estate Investment Corp. Class A	48,297	441,918
National Health Investors, Inc.	31,111	1,368,262
One Liberty Properties, Inc.	21,921	361,696
Parkway Properties, Inc.	13,481	132,923
Pebblebrook Hotel Trust	26,592	510,035
Pennsylvania Real Estate Investment Trust	68,128	711,256
Potlatch Corp.(a)	54,017	1,680,469
PS Business Parks, Inc.	15,982	885,882
Ramco-Gershenson Properties Trust	53,765	528,510

See Notes to Schedule of Investments.

29        WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2011

Investments	Shares	Value
Retail Opportunity Investments Corp.	34,546	$409,025
Sabra Health Care REIT, Inc.	86,631	1,047,369
Saul Centers, Inc.	16,153	572,139
STAG Industrial, Inc.	28,191	323,351
Summit Hotel Properties, Inc.	25,688	242,495
Sun Communities, Inc.(a)	31,890	1,164,942
Terreno Realty Corp.	5,124	77,577
UMH Properties, Inc.	23,383	217,696
Universal Health Realty Income Trust	16,411	640,029
Urstadt Biddle Properties, Inc. Class A	23,480	424,518
Whitestone REIT Class B(a)	16,881	200,884
Winthrop Realty Trust(a)	44,965	457,294

Total REITS		47,510,784

Retail—3.1%
bebe Stores, Inc.(a)	20,719	172,589
Big 5 Sporting Goods Corp.(a)	13,667	142,683
Bob Evans Farms, Inc.(a)	18,217	610,998
Brown Shoe Co., Inc.(a)	26,974	240,069
Cash America International, Inc.	1,795	83,701
Cato Corp. (The) Class A	20,594	498,375
CEC Entertainment, Inc.	9,684	333,614
Cracker Barrel Old Country Store, Inc.	9,117	459,588
Destination Maternity Corp.	11,179	186,913
DSW, Inc. Class A	8,268	365,528
Einstein Noah Restaurant Group, Inc.	11,133	176,124
Finish Line, Inc. (The) Class A(a)	10,020	193,236
Fred’s, Inc. Class A(a)	11,199	163,281
Group 1 Automotive, Inc.(a)	4,752	246,154
HOT Topic, Inc.	33,974	224,568
Lithia Motors, Inc. Class A(a)	5,535	120,995
Men’s Wearhouse, Inc. (The)	15,411	499,470
PEP Boys-Manny Moe & Jack (The)	12,201	134,211
PetMed Express, Inc.	20,476	212,541
PF Chang’s China Bistro, Inc.(a)	14,226	439,726
RadioShack Corp.	97,590	947,599
Regis Corp.(a)	16,678	276,021
Sonic Automotive, Inc. Class A(a)	5,497	81,411
Stage Stores, Inc.(a)	16,107	223,726
Texas Roadhouse, Inc.	30,329	451,902
Winmark Corp.	311	17,842

Total Retail		7,502,865

Savings & Loans—3.1%
Astoria Financial Corp.(a)	122,891	1,043,345
Bank Mutual Corp.	10,916	34,713
BankFinancial Corp.	21,271	117,416
Berkshire Hills Bancorp, Inc.	13,587	301,495
Brookline Bancorp, Inc.(a)	50,654	427,520
Clifton Savings Bancorp, Inc.(a)	12,982	120,473
Dime Community Bancshares, Inc.	33,331	419,971
ESB Financial Corp.(a)	8,192	115,261
ESSA Bancorp, Inc.(a)	4,542	47,555
First Defiance Financial Corp.	2,694	39,305
First Financial Holdings, Inc.	8,066	72,029
First PacTrust Bancorp, Inc.(a)	8,900	91,225
Flushing Financial Corp.(a)	25,507	322,153
Fox Chase Bancorp, Inc.	1,649	20,827
Home Federal Bancorp, Inc.	7,428	77,251
Kaiser Federal Financial Group, Inc.	3,642	46,690
Kearny Financial Corp.(a)	28,304	268,888
Northfield Bancorp, Inc.(a)	13,936	197,334
Northwest Bancshares, Inc.	70,649	878,874
OceanFirst Financial Corp.	13,622	178,040
Oritani Financial Corp.	36,067	460,576
Parkvale Financial Corp.	365	8,972

Investments	Shares	Value
Provident Financial Holdings, Inc.	2,840	$26,526
Provident Financial Services, Inc.(a)	44,880	600,943
Provident New York Bancorp(a)	26,659	177,016
Rockville Financial, Inc.	16,709	173,105
Roma Financial Corp.(a)	20,182	198,591
Territorial Bancorp, Inc.(a)	3,939	77,795
United Financial Bancorp, Inc.	7,163	115,253
ViewPoint Financial Group	10,538	137,099
Washington Federal, Inc.(a)	39,636	554,508
Westfield Financial, Inc.	18,190	133,878
WSFS Financial Corp.	2,291	82,384

Total Savings & Loans		7,567,011

Semiconductors—1.2%
Brooks Automation, Inc.	41,364	424,808
Cohu, Inc.	10,012	113,636
Intersil Corp. Class A(a)	118,832	1,240,606
Micrel, Inc.(a)	19,485	196,993
MKS Instruments, Inc.	23,983	667,207
Power Integrations, Inc.(a)	3,353	111,186
Richardson Electronics Ltd.	4,441	54,580

Total Semiconductors		2,809,016

Software—0.9%
American Software, Inc. Class A(a)	19,215	181,582
Blackbaud, Inc.(a)	15,027	416,248
Computer Programs & Systems, Inc.(a)	6,854	350,308
Ebix, Inc.(a)	5,781	127,760
EPIQ Systems, Inc.	11,286	135,658
Fair Isaac Corp.(a)	1,601	57,380
ManTech International Corp. Class A(a)	12,074	377,192
Opnet Technologies, Inc.(a)	5,795	212,502
Pegasystems, Inc.(a)	2,922	85,907
Schawk, Inc.	13,134	147,232

Total Software		2,091,769

Telecommunications—2.6%
Alaska Communications Systems Group, Inc.(a)	166,142	500,087
Atlantic Tele-Network, Inc.(a)	7,304	285,221
Black Box Corp.	3,525	98,841
Communications Systems, Inc.	6,735	94,694
Comtech Telecommunications Corp.	18,047	516,505
Consolidated Communications Holdings, Inc.(a)	49,684	946,480
HickoryTech Corp.(a)	13,999	155,109
IDT Corp. Class B	39,117	366,918
NTELOS Holdings Corp.	34,158	696,140
Plantronics, Inc.(a)	5,001	178,236
Preformed Line Products Co.	1,536	91,638
Shenandoah Telecommunications Co.	14,047	147,213
SureWest Communications	8,466	101,846
Telephone & Data Systems, Inc.(a)	18,912	489,632
Telephone & Data Systems, Inc. Special Shares	18,925	450,604
Tellabs, Inc.	151,578	612,375
Telular Corp.	16,998	127,485
TESSCO Technologies, Inc.	6,596	91,157
USA Mobility, Inc.	30,666	425,337

Total Telecommunications		6,375,518

Textiles—0.1%
G&K Services, Inc. Class A(a)	6,995	203,624
UniFirst Corp.	800	45,392

Total Textiles		249,016

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds        30

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2011

Investments	Shares	Value
Toys/Games/Hobbies — 0.1%
JAKKS Pacific, Inc.(a)	11,751	$165,807

Transportation—1.3%
Alexander & Baldwin, Inc.(a)	26,062	1,063,851
Arkansas Best Corp.	3,497	67,387
Celadon Group, Inc.	3,252	38,406
Con-way, Inc.(a)	15,728	458,629
Forward Air Corp.	5,082	162,878
Heartland Express, Inc.(a)	10,107	144,429
International Shipholding Corp.	11,102	207,496
Knight Transportation, Inc.	25,306	395,786
Marten Transport Ltd.	2,066	37,167
Overseas Shipholding Group, Inc.(a)	55,858	610,528

Total Transportation		3,186,557

Trucking & Leasing—0.6%
TAL International Group, Inc.(a)	52,017	1,497,569

Water—0.8%
American States Water Co.(a)	11,990	418,451
Artesian Resources Corp. Class A(a)	6,295	118,535
California Water Service Group(a)	28,517	520,720
Connecticut Water Service, Inc.	5,953	161,505
Middlesex Water Co.(a)	12,600	235,116
Pennichuck Corp.	2,377	68,529
SJW Corp.	10,829	255,997
York Water Co.(a)	7,673	135,352

Total Water		1,914,205

TOTAL COMMON STOCKS
(Cost: $232,246,832)		238,932,282

EXCHANGE-TRADED FUND—1.0%
WisdomTree MidCap Dividend Fund(a)(b)
(Cost: $2,339,776)	48,407	2,520,552

SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $404,400)	404,400	404,400

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—29.8%

MONEY MARKET FUND—29.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $72,138,705)(e)	72,138,705	72,138,705

TOTAL INVESTMENTS IN SECURITIES—129.8%
(Cost: $307,129,713)(f)		313,995,939
Liabilities in Excess of Other Assets—(29.8)%		(72,036,162)

NET ASSETS—100.0%		$241,959,777

(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $69,320,175 and the total market value of the collateral held by the Fund was $72,138,705.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

31 WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS — 99.1%

Australia—12.4%
Adelaide Brighton Ltd.	51,956	$153,937
AGL Energy Ltd.	20,347	298,920
Alumina Ltd.	83,685	95,660
Amalgamated Holdings Ltd.	26,460	153,266
Amcor Ltd.	60,393	446,407
AMP Ltd.	126,735	528,810
APN News & Media Ltd.	107,724	78,411
Australia & New Zealand Banking Group Ltd.	160,821	3,384,858
Automotive Holdings Group	53,357	94,634
Bank of Queensland Ltd.(a)	22,053	165,270
Bendigo and Adelaide Bank Ltd.	33,048	272,063
BHP Billiton Ltd.	73,967	2,610,103
Billabong International Ltd.(a)	20,465	37,136
BlueScope Steel Ltd.	139,412	57,885
Boral Ltd.	31,156	114,988
Bradken Ltd.	14,606	106,915
Brambles Ltd.	55,455	407,064
Caltex Australia Ltd.	16,737	201,959
Campbell Brothers Ltd.	3,114	156,399
carsales.com Ltd.(a)	24,299	118,827
Coca-Cola Amatil Ltd.	34,605	408,341
Cochlear Ltd.	2,253	143,206
Commonwealth Bank of Australia	92,179	4,651,386
Computershare Ltd.	22,121	181,654
Consolidated Media Holdings Ltd.	65,897	175,650
Crown Ltd.	36,206	300,288
CSL Ltd.	15,430	506,203
CSR Ltd.	36,786	73,918
David Jones Ltd.(a)	50,643	123,049
Envestra Ltd.	268,276	196,651
Fleetwood Corp., Ltd.	11,861	145,797
Flight Centre Ltd.(a)	6,059	100,132
Fortescue Metals Group Ltd.	19,547	85,569
Goodman Fielder Ltd.	201,531	89,875
GUD Holdings Ltd.	14,566	105,278
GWA Group Ltd.(a)	53,177	116,667
Harvey Norman Holdings Ltd.(a)	71,961	135,376
Incitec Pivot Ltd.	47,991	153,013
Insurance Australia Group Ltd.	84,998	259,677
IOOF Holdings Ltd.	28,663	150,453
Iress Market Technology Ltd.	15,414	109,511
JB Hi-Fi Ltd.(a)	8,113	93,904
Leighton Holdings Ltd.	22,106	431,505
Lend Lease Group(b)	26,132	191,820
Macquarie Group Ltd.	20,585	502,058
Metcash Ltd.	60,081	248,844
Monadelphous Group Ltd.	7,656	157,921
Myer Holdings Ltd.(a)	61,182	121,371
National Australia Bank Ltd.	129,398	3,098,912
Navitas Ltd.	27,252	97,786
New Hope Corp., Ltd.	29,049	164,689
Newcrest Mining Ltd.	6,775	205,594
NIB Holdings Ltd.	133,777	205,722
OneSteel Ltd.	118,342	84,927
Orica Ltd.	9,793	243,364
Origin Energy Ltd.	30,631	418,915
OZ Minerals Ltd.	18,803	192,961
Peet Ltd.	106,923	87,694
Perpetual Ltd.	5,708	119,553
Platinum Asset Management Ltd.(a)	54,047	195,040
QBE Insurance Group Ltd.	78,576	1,043,202

Investments	Shares	Value
Ramsay Health Care Ltd.	7,657	$151,347
Rio Tinto Ltd.	6,821	421,671
Santos Ltd.	23,501	294,901
Seven West Media Ltd.	35,699	118,580
Sonic Healthcare Ltd.	22,738	262,948
Suncorp Group Ltd.	54,169	465,376
TABCORP Holdings Ltd.	102,505	286,891
Tatts Group Ltd.	77,881	194,818
Telstra Corp., Ltd.	1,137,050	3,881,795
Ten Network Holdings Ltd.(a)	96,861	83,414
Toll Holdings Ltd.	42,074	182,027
Transfield Services Ltd.	34,648	76,726
UGL Ltd.	11,761	143,483
Washington H. Soul Pattinson & Co., Ltd.	8,636	122,446
Wesfarmers Ltd.	45,198	1,366,942
Wesfarmers Ltd. PPS	8,278	252,477
Westpac Banking Corp.	205,491	4,213,389
Woodside Petroleum Ltd.	20,270	636,309
Woolworths Ltd.	50,343	1,295,453
WorleyParsons Ltd.	7,491	197,140
Wotif.com Holdings Ltd.	20,179	73,854

Total Australia		40,322,975

Austria—0.5%
Andritz AG	1,797	149,531
Bank Austria Creditanstalt AG*†(c)	3,774	–
Oesterreichische Post AG(a)	4,869	147,272
OMV AG	8,827	268,594
Strabag SE	5,326	152,867
Telekom Austria AG	30,276	363,079
Verbund AG	5,256	141,476
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,233	168,259
Voestalpine AG	3,550	99,865

Total Austria		1,490,943

Belgium—1.2%
Ageas	92,271	143,738
Anheuser-Busch InBev N.V.	22,705	1,394,291
Belgacom S.A.(a)	23,029	724,657
Colruyt S.A.	4,002	151,959
Delhaize Group S.A.	2,708	152,586
Elia System Operator S.A./N.V.	3,503	136,104
EVS Broadcast Equipment S.A.(a)	1,817	93,147
Groupe Bruxelles Lambert S.A.	4,375	292,546
KBC Groep N.V.	8,160	103,080
Mobistar S.A.	3,214	168,935
NV Bekaert S.A.(a)	2,264	72,843
Solvay S.A.	1,422	117,514
Tessenderlo Chemie N.V.	3,176	84,685
UCB S.A.	5,311	224,139
Umicore S.A.	3,120	129,081

Total Belgium		3,989,305

Denmark—0.4%
Carlsberg A/S Class B	1,191	84,249
Coloplast A/S Class B(a)	853	123,063
D/S Norden	3,845	90,327
FLSmidth & Co. A/S	1,617	95,320
H. Lundbeck A/S	6,778	127,857
Novo Nordisk A/S Class B	5,793	667,798
Novozymes A/S Class B	4,421	136,907
Pandora A/S(a)	3,544	33,426

Total Denmark		1,358,947

See Notes to Schedule of Investments.

1        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2011

Investments	Shares	Value
Finland—1.4%
Alma Media Oyj	18,577	$148,071
Elisa Oyj	9,388	196,577
Fortum Oyj	26,058	557,810
Kone Oyj Class B	4,844	252,158
Metso Oyj	5,390	200,465
Nokia Oyj	252,596	1,236,867
Nokian Renkaat Oyj	2,898	93,599
Orion Oyj Class B	8,840	172,708
Pohjola Bank PLC Class A	14,919	145,447
Sampo Oyj Class A	19,947	496,392
Sanoma Oyj(a)	14,264	164,152
Stora Enso Oyj Class R	16,550	99,430
Tieto Oyj	8,438	120,492
UPM-Kymmene Oyj	17,585	194,266
Wartsila Oyj Abp	7,126	206,474
YIT Oyj	5,927	95,253

Total Finland		4,380,161

France—10.2%
Accor S.A.	6,581	167,317
Aeroports de Paris	2,408	165,675
Air Liquide S.A.	5,240	650,232
Alstom S.A.	6,783	206,309
Arkema S.A.	1,451	103,034
AXA S.A.	72,590	946,568
BNP Paribas S.A.	34,831	1,372,301
Bourbon S.A.(a)	2,968	82,067
Bouygues S.A.	14,340	453,194
Cap Gemini S.A.	3,993	125,156
Carrefour S.A.	18,128	414,531
Casino Guichard Perrachon S.A.	3,367	284,456
Christian Dior S.A.	2,900	344,878
Cie de Saint-Gobain	9,402	362,068
Cie Generale des Etablissements Michelin Class B	3,981	236,045
Cie Generale d’Optique Essilor International S.A.	2,882	204,086
CNP Assurances	24,167	300,485
Danone	10,574	666,703
Edenred	5,841	144,219
EDF S.A.(a)	56,515	1,379,261
Eiffage S.A.	2,351	57,087
Eutelsat Communications S.A.	5,144	201,332
France Telecom S.A.	180,780	2,847,836
GDF Suez	99,828	2,736,977
Hermes International	935	279,592
ICADE	2,015	159,013
Imerys S.A.	2,332	107,741
Klepierre	7,976	228,203
Lafarge S.A.	9,559	337,029
Lagardere SCA	5,809	153,836
Legrand S.A.	7,558	243,814
L’Oreal S.A.	9,111	954,475
LVMH Moet Hennessy Louis Vuitton S.A.	6,394	908,061
M6-Metropole Television S.A.	9,974	149,223
Natixis	140,736	355,162
Neopost S.A.	2,286	154,492
Nexity S.A.	3,564	81,035
PagesJaunes Groupe(a)	23,341	84,992
Pernod-Ricard S.A.	3,967	369,032
Peugeot S.A.	7,396	116,270
PPR	2,952	424,026
Rallye S.A.	2,573	72,164
Rexel S.A.	7,269	124,559

Investments	Shares	Value
Safran S.A.	6,069	$182,820
Sanofi	43,281	3,188,512
Schneider Electric S.A.	11,592	612,159
SCOR SE	9,821	230,249
Societe BIC S.A.	2,108	187,450
Societe d’Edition de Canal +	24,472	136,223
Societe Generale S.A.	23,905	533,910
Societe Television Francaise 1	10,120	99,081
Sodexo	3,145	226,466
Suez Environnement Co.	16,328	188,667
Technip S.A.	2,015	189,957
Total S.A.	100,624	5,159,689
Vallourec S.A.	2,105	137,068
Veolia Environnement S.A.	22,066	242,594
Vinci S.A.	16,158	708,133
Vivendi S.A.	66,786	1,466,934

Total France		33,244,448

Germany—6.8%
Adidas AG	2,896	188,950
Aixtron SE N.A.(a)	2,876	36,775
Allianz SE	14,807	1,420,676
Axel Springer AG	4,484	193,283
BASF SE	23,149	1,619,442
Bayer AG	16,129	1,034,330
Bayerische Motoren Werke AG	9,244	621,125
Beiersdorf AG	3,374	191,930
Bilfinger Berger SE	1,949	166,683
Celesio AG	6,007	95,447
Comdirect Bank AG	15,817	153,565
Daimler AG	30,744	1,353,758
Deutsche Bank AG	12,244	467,856
Deutsche Boerse AG*	7,029	369,641
Deutsche Lufthansa AG	13,728	163,686
Deutsche Post AG	47,261	728,860
Deutsche Telekom AG	202,292	2,327,997
E.ON AG	111,435	2,411,471
Fielmann AG	1,503	143,290
Fraport AG Frankfurt Airport Services Worldwide	2,425	119,625
Fresenius Medical Care AG & Co. KGaA	3,320	226,268
Fresenius SE & Co. KGaA	1,787	165,819
GEA Group AG	4,582	129,966
Hannover Rueckversicherung AG	6,703	333,485
Henkel AG & Co. KGaA	4,051	196,679
Hochtief AG	2,352	136,465
Infineon Technologies AG	14,631	110,465
K+S AG	2,990	135,541
Linde AG	2,580	384,994
Merck KGaA	2,838	283,790
Metro AG	7,422	271,703
MLP AG	8,710	57,936
Muenchener Rueckversicherungs AG	8,106	997,351
Rheinmetall AG	3,009	133,726
RWE AG	34,043	1,199,838
SAP AG	13,212	700,625
Siemens AG	19,027	1,826,311
SMA Solar Technology AG(a)	1,351	75,703
Symrise AG	4,135	110,685
ThyssenKrupp AG	5,966	137,276
United Internet AG Registered Shares	5,913	105,928
Volkswagen AG	4,092	550,592
Wacker Chemie AG(a)	1,011	81,568
Wincor Nixdorf AG	1,628	72,975

Total Germany		22,234,079

See Notes to Schedule of Investments.

2        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2011

Investments	Shares	Value
Hong Kong—4.8%
Bank of East Asia Ltd.	52,200	$197,600
BOC Hong Kong Holdings Ltd.	329,500	780,625
Cathay Pacific Airways Ltd.	174,000	298,416
Cheung Kong Holdings Ltd.	49,000	582,958
China Merchants Holdings International Co., Ltd.	76,000	220,663
China Mobile Ltd.	596,500	5,829,366
China Overseas Land & Investment Ltd.	100,000	167,126
China Resources Enterprise Ltd.	38,000	130,392
China Resources Power Holdings Co., Ltd.	92,000	177,447
China Unicom Hong Kong Ltd.	98,000	206,180
Citic Pacific Ltd.	55,000	99,143
CLP Holdings Ltd.	63,500	540,027
CNOOC Ltd.	789,300	1,380,101
Fosun International Ltd.	183,000	95,664
Guangdong Investment Ltd.(a)	222,000	134,630
Hang Lung Properties Ltd.	70,000	199,186
Hang Seng Bank Ltd.	58,600	695,284
Henderson Land Development Co., Ltd.	45,000	223,650
Hong Kong & China Gas Co., Ltd.	108,260	250,905
Hong Kong Exchanges and Clearing Ltd.	20,800	332,357
Hutchison Whampoa Ltd.	54,000	452,283
Lenovo Group Ltd.	134,000	89,372
MTR Corp.	103,500	335,156
New World Development Co., Ltd.	104,000	83,826
PCCW Ltd.	343,000	117,916
Power Assets Holdings Ltd.	56,500	417,934
Shanghai Industrial Holdings Ltd.	46,000	127,636
Shenzhen Investment Ltd.	380,000	68,009
Shougang Fushan Resources Group Ltd.	148,000	50,117
Sino Land Co., Ltd.	132,400	188,544
Sino-Ocean Land Holdings Ltd.(a)	207,000	95,949
Sinotruk Hong Kong Ltd.(a)	105,000	58,674
SJM Holdings Ltd.	77,000	125,713
Sun Hung Kai Properties Ltd.	50,000	626,722
Television Broadcasts Ltd.	24,000	145,546
Wharf Holdings Ltd.	48,000	216,929

Total Hong Kong		15,742,046

Ireland—0.3%
CRH PLC	24,945	497,393
DCC PLC	5,430	128,855
Dragon Oil PLC	13,937	99,146
Kerry Group PLC Class A	3,074	112,872
Paddy Power PLC	2,212	127,825

Total Ireland		966,091

Italy—3.6%
A2A SpA	165,744	156,314
ACEA SpA	17,303	109,794
Arnoldo Mondadori Editore SpA(a)	42,444	74,549
Ascopiave SpA	57,659	101,122
Assicurazioni Generali SpA(a)	35,123	530,269
Atlantia SpA	23,546	378,104
Banca Carige SpA(a)	81,603	156,781
Banca Generali SpA	13,255	123,890
Banca Monte dei Paschi di Siena SpA	189,920	62,105
Credito Artigiano SpA	72,646	77,708
Enel Green Power SpA	61,171	128,166
Enel SpA	366,282	1,494,937
ENI SpA	179,443	3,729,432
ERG SpA	13,271	151,260
Fiat SpA(a)	16,665	76,800
Hera SpA	81,069	116,079

Investments	Shares	Value
Intesa Sanpaolo SpA	410,947	$690,311
Iren SpA	107,294	101,329
Luxottica Group SpA	8,303	233,894
MARR SpA	11,438	96,291
Mediaset SpA	98,154	272,421
Mediobanca SpA	21,028	121,365
Mediolanum SpA(a)	40,179	156,892
Pirelli & C SpA	15,971	134,867
Saipem SpA	6,432	274,288
Snam Rete Gas SpA	144,669	639,654
Societa Cattolica di Assicurazioni SCRL	7,879	147,694
Telecom Italia SpA	596,490	643,471
Telecom Italia SpA RSP	340,813	306,159
Terna Rete Elettrica Nazionale SpA	91,593	309,619
Unione di Banche Italiane SCPA(a)	22,873	94,007

Total Italy		11,689,572

Japan—14.6%
Aeon Co., Ltd.(a)	18,000	247,284
Aisin Seiki Co., Ltd.	4,800	136,875
Ajinomoto Co., Inc.	18,000	216,168
Asahi Glass Co., Ltd.(a)	28,000	235,092
Asahi Group Holdings Ltd.	6,400	140,577
Asahi Kasei Corp.	38,000	229,166
Astellas Pharma, Inc.	14,600	593,943
Bank of Saga Ltd. (The)	67,000	168,066
Bank of Yokohama Ltd. (The)	28,000	132,467
Bridgestone Corp.	7,200	163,296
Brother Industries Ltd.	8,500	104,400
Canon, Inc.	31,300	1,387,224
Chiba Bank Ltd. (The)	36,000	232,077
Chiyoda Co., Ltd.	6,500	115,571
Chubu Electric Power Co., Inc.	22,300	416,495
Chugai Pharmaceutical Co., Ltd.	14,400	237,505
Chugoku Electric Power Co., Inc. (The)	8,400	147,278
Circle K Sunkus Co., Ltd.	7,800	129,257
Coca-Cola West Co., Ltd.	5,500	95,432
Cosmo Oil Co., Ltd.	49,000	136,925
Dai Nippon Printing Co., Ltd.	31,000	298,154
Daihatsu Motor Co., Ltd.	13,000	232,155
Dai-ichi Life Insurance Co., Ltd. (The)	69	67,888
Daiichi Sankyo Co., Ltd.	20,800	412,540
Daikin Industries Ltd.	4,900	134,250
Dainippon Sumitomo Pharma Co., Ltd.	14,600	166,418
Daishi Bank Ltd. (The)	51,000	166,376
Daito Trust Construction Co., Ltd.	4,600	394,593
Daiwa House Industry Co., Ltd.	15,000	178,971
Daiwa Securities Group, Inc.	45,000	140,369
Denso Corp.	9,400	259,740
East Japan Railway Co.	6,300	401,222
Eisai Co., Ltd.	10,800	447,076
Electric Power Development Co., Ltd.	5,000	133,026
Ezaki Glico Co., Ltd.	15,000	169,028
FANUC Corp.	3,300	505,251
Fast Retailing Co., Ltd.	1,700	309,332
Fuji Heavy Industries Ltd.	20,000	120,873
FUJIFILM Holdings Corp.	5,300	125,577
Fujitsu Ltd.	51,000	265,142
Hakuhodo DY Holdings, Inc.	2,750	157,980
Hirose Electric Co., Ltd.	400	35,092
Hisamitsu Pharmaceutical Co., Inc.	3,800	161,009
Hitachi Chemical Co., Ltd.	5,500	96,933
Hitachi Ltd.	48,000	252,041
Hokkaido Electric Power Co., Inc.	10,400	148,147
Hokuhoku Financial Group, Inc.	85,000	165,714
Hokuriku Electric Power Co.	8,600	160,621

See Notes to Schedule of Investments.

3        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2011

Investments	Shares	Value
Honda Motor Co., Ltd.(a)	20,900	$637,811
Hoya Corp.	8,200	176,704
Ibiden Co., Ltd.	4,100	81,105
Idemitsu Kosan Co., Ltd.	1,400	144,476
Isuzu Motors Ltd.	29,000	134,182
Ito En Ltd.	6,800	117,016
ITOCHU Corp.	28,900	293,733
Itochu Enex Co., Ltd.	25,300	142,054
Itochu Techno-Solutions Corp.	5,100	229,016
Japan Tobacco, Inc.	131	616,350
JFE Holdings, Inc.	9,700	175,745
JGC Corp.	6,000	144,112
Joyo Bank Ltd. (The)	23,000	101,638
JS Group Corp.	6,000	115,025
JSR Corp.	5,700	105,199
Juroku Bank Ltd. (The)	51,000	166,376
JX Holdings, Inc.	60,119	363,339
Kajima Corp.	49,000	150,299
Kaneka Corp.	28,000	149,207
Kansai Electric Power Co., Inc. (The)	28,800	442,069
Kao Corp.	12,400	338,929
Kawasaki Kisen Kaisha Ltd.	42,000	75,877
KDDI Corp.	60	386,015
Kewpie Corp.(a)	12,100	172,206
Kintetsu Corp.(a)	50,000	195,607
Kirin Holdings Co., Ltd.(a)	24,000	291,968
Kobe Steel Ltd.	74,000	114,453
Kokuyo Co., Ltd.	22,500	159,085
Komatsu Ltd.	10,800	252,524
Konami Corp.	5,000	149,792
Konica Minolta Holdings, Inc.	17,500	130,556
Kubota Corp.	31,000	259,878
Kuraray Co., Ltd.	9,500	135,203
Kyocera Corp.	3,200	257,447
Kyowa Hakko Kirin Co., Ltd.	22,000	269,353
Kyushu Electric Power Co., Inc.	14,700	210,546
Lawson, Inc.	4,800	299,766
Lion Corp.	33,000	195,152
Makita Corp.	4,000	129,504
Marubeni Corp.	42,000	256,018
Marui Group Co., Ltd.	14,400	112,295
Maruichi Steel Tube Ltd.	4,900	109,349
Medipal Holdings Corp.	12,200	127,486
MEIJI Holdings Co., Ltd.	4,300	178,561
Mitsubishi Chemical Holdings Corp.	24,400	134,463
Mitsubishi Corp.	30,600	618,443
Mitsubishi Electric Corp.	29,000	278,165
Mitsubishi Estate Co., Ltd.	14,000	209,254
Mitsubishi Heavy Industries Ltd.	39,000	166,259
Mitsubishi Tanabe Pharma Corp.	13,700	216,878
Mitsubishi UFJ Financial Group, Inc.	332,500	1,413,147
Mitsui & Co., Ltd.	46,300	720,316
Mitsui Chemicals, Inc.	40,000	122,173
Mitsui Fudosan Co., Ltd.	17,000	247,907
Mitsui O.S.K. Lines Ltd.	39,000	151,053
Mizuho Financial Group, Inc.	756,000	1,021,887
MS&AD Insurance Group Holdings	10,130	187,749
Murata Manufacturing Co., Ltd.	1,400	71,965
Nagase & Co., Ltd.	14,900	162,479
Namco Bandai Holdings, Inc.	11,700	166,665
NEC Fielding Ltd.	5,200	67,044
Nintendo Co., Ltd.	4,000	551,079
Nippon Electric Glass Co., Ltd.	10,000	99,038
Nippon Express Co., Ltd.	50,000	194,957
Nippon Steel Corp.	80,000	199,636

Investments	Shares	Value
Nippon Telegraph & Telephone Corp.	33,400	$1,708,201
Nippon Yusen K.K.	49,000	125,461
Nissan Chemical Industries Ltd.	10,500	101,670
Nissan Motor Co., Ltd.	43,700	393,039
Nisshin Seifun Group, Inc.	12,500	151,579
Nissin Foods Holdings Co., Ltd.	4,900	192,013
Nitto Denko Corp.	3,700	132,438
NKSJ Holdings, Inc.	13,919	273,170
Nomura Holdings, Inc.	62,000	187,757
Nomura Research Institute Ltd.	7,900	178,659
NSK Ltd.	14,000	90,980
NTN Corp.	25,000	100,728
NTT DoCoMo, Inc.	1,120	2,059,787
OJI Paper Co., Ltd.	44,000	225,890
Olympus Corp.(a)	4,200	55,243
Oracle Corp.	5,200	172,139
Oriental Land Co., Ltd.	1,900	200,767
Osaka Gas Co., Ltd.	49,000	193,605
Otsuka Corp.	2,300	158,435
Otsuka Holdings Co., Ltd.	7,552	212,406
Panasonic Corp.	20,700	175,953
Park24 Co., Ltd.	15,900	211,201
Resona Holdings, Inc.	68,000	299,610
Ricoh Co., Ltd.	29,000	252,911
Ryosan Co., Ltd.	4,900	103,872
Saibu Gas Co., Ltd.	49,000	129,283
Sankyo Co., Ltd.	4,400	222,745
Secom Co., Ltd.	5,100	235,313
Sega Sammy Holdings, Inc.	6,500	140,493
Sekisui House Ltd.	23,000	204,172
Seven & I Holdings Co., Ltd.	18,200	507,395
Sharp Corp.	28,000	244,918
Shikoku Electric Power Co., Inc.	7,900	226,506
Shin-Etsu Chemical Co., Ltd.	7,300	359,592
Shionogi & Co., Ltd.	9,800	125,971
Shiseido Co., Ltd.	12,900	237,243
Shizuoka Bank Ltd. (The)	23,000	242,436
Showa Shell Sekiyu K.K.(a)	13,400	90,390
SMC Corp.	1,000	161,424
Sony Corp.	4,900	88,014
Sony Financial Holdings, Inc.	8,496	125,220
Sumitomo Bakelite Co., Ltd.	21,000	117,637
Sumitomo Chemical Co., Ltd.	45,000	164,349
Sumitomo Corp.(a)	31,000	419,834
Sumitomo Electric Industries Ltd.	14,200	154,661
Sumitomo Metal Industries Ltd.	140,000	254,744
Sumitomo Metal Mining Co., Ltd.	17,000	218,521
Sumitomo Mitsui Financial Group, Inc.	43,400	1,209,379
Sumitomo Mitsui Trust Holdings, Inc.	50,070	147,073
Sumitomo Realty & Development Co., Ltd.	8,000	140,161
Suzuken Co., Ltd.	5,100	141,453
T&D Holdings, Inc.	17,600	164,014
Taisei Corp.	50,000	126,722
Takeda Pharmaceutical Co., Ltd.	27,100	1,190,512
TDK Corp.	3,200	141,825
Tohoku Electric Power Co., Inc.	21,100	202,663
Tokio Marine Holdings, Inc.	10,300	228,249
Tokyo Electron Ltd.	4,700	239,154
Tokyo Gas Co., Ltd.	49,000	225,448
TonenGeneral Sekiyu K.K.(a)	26,000	284,195
Toppan Forms Co., Ltd.	20,500	156,401
Toppan Printing Co., Ltd.	36,000	264,830
Toshiba Corp.	49,000	200,611
Toyota Industries Corp.	5,600	152,482

See Notes to Schedule of Investments.

4        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2011

Investments	Shares	Value
Toyota Motor Corp.	36,700	$1,223,492
Toyota Tsusho Corp.	8,800	155,664
Trend Micro, Inc.(a)	5,000	149,532
USS Co., Ltd.	1,920	173,683
Yahoo! Japan Corp.	691	222,640
Yamatake Corp.	4,900	106,610
Yamato Holdings Co., Ltd.	11,400	192,173

Total Japan		47,731,540

Netherlands—1.9%
Akzo Nobel N.V.	5,201	252,243
ASML Holding N.V.	5,904	248,897
European Aeronautic Defence and Space Co. N.V.	6,925	217,101
Exact Holding N.V.	2,761	57,347
Fugro N.V. CVA	2,385	138,999
Heineken Holding N.V.	5,151	211,436
Heineken N.V.	7,711	358,059
Koninklijke Ahold N.V.	24,357	328,996
Koninklijke Boskalis Westminster N.V.	4,074	150,145
Koninklijke DSM N.V.	4,322	201,140
Koninklijke KPN N.V.	85,509	1,026,227
Koninklijke Philips Electronics N.V.	30,160	637,398
PostNL N.V.	28,532	91,116
Randstad Holding N.V.	5,575	165,442
Reed Elsevier N.V.	17,517	204,816
SBM Offshore N.V.	5,557	114,844
STMicroelectronics N.V.	25,052	149,923
Unilever N.V. CVA	44,142	1,522,539
Wolters Kluwer N.V.	11,591	200,951

Total Netherlands		6,277,619

New Zealand—0.3%
Auckland International Airport Ltd.	130,225	256,003
Telecom Corp. of New Zealand Ltd.	133,753	215,985
Vector Ltd.	106,550	205,306
Warehouse Group Ltd. (The)	65,850	154,109

Total New Zealand		831,403

Norway—1.9%
ABG Sundal Collier Holding ASA	157,562	97,421
Aker ASA Class A	6,781	176,116
Aker Solutions ASA	7,305	77,053
DNB ASA	60,748	595,983
Fred Olsen Energy ASA	6,858	230,977
Gjensidige Forsikring ASA	28,677	332,998
Marine Harvest ASA	618,262	267,902
Norsk Hydro ASA	33,544	155,918
Orkla ASA	43,001	321,718
SpareBank 1 SMN	17,536	115,478
Statoil ASA	106,158	2,730,461
Telenor ASA	52,803	867,965
Veidekke ASA	16,640	107,904
Yara International ASA	3,841	154,465

Total Norway		6,232,359

Portugal—0.5%
Banco Espirito Santo S.A.	61,282	107,397
Brisa Auto-Estradas de Portugal S.A.	43,613	144,088
Cimpor Cimentos de Portugal, SGPS, S.A.	26,480	182,772
EDP-Energias de Portugal S.A.	180,401	559,943
Mota-Engil, SGPS, S.A.	54,587	73,342
Portugal Telecom, SGPS, S.A.(a)	61,709	356,479
Sonae	168,652	100,491

Investments	Shares	Value
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	26,557	$80,051

Total Portugal		1,604,563

Singapore—2.0%
Cityspring Infrastructure Trust	365,000	94,301
DBS Group Holdings Ltd.	48,000	426,453
Fraser and Neave Ltd.	49,000	234,296
Jardine Cycle & Carriage Ltd.	11,000	408,221
Keppel Corp., Ltd.	49,100	352,161
Keppel Land Ltd.	67,000	114,711
M1 Ltd.	74,000	142,675
Oversea-Chinese Banking Corp., Ltd.	64,000	386,473
Sakari Resources Ltd.	49,000	69,533
SATS Ltd.	65,000	107,778
SembCorp Industries Ltd.	49,000	153,048
SembCorp Marine Ltd.(a)	80,000	235,684
SIA Engineering Co., Ltd.	50,000	132,264
Singapore Airlines Ltd.	18,000	141,040
Singapore Exchange Ltd.	48,000	226,923
Singapore Press Holdings Ltd.	103,000	293,117
Singapore Technologies Engineering Ltd.	138,000	286,292
Singapore Telecommunications Ltd.	520,000	1,239,193
StarHub Ltd.	108,000	242,378
Transpac Industrial Holdings Ltd.	103,940	126,654
United Overseas Bank Ltd.	48,000	565,272
UOB-Kay Hian Holdings Ltd.	158,000	187,044
Venture Corp., Ltd.	28,000	133,884
Wilmar International Ltd.	48,000	185,092
Yangzijiang Shipbuilding Holdings Ltd.	122,000	85,621

Total Singapore		6,570,108

Spain—6.0%
Abertis Infraestructuras, S.A.	12,781	204,741
Acciona S.A.	2,307	199,845
Acerinox S.A.(a)	12,871	165,581
ACS Actividades de Construccion y Servicios, S.A.	15,965	474,602
Antena 3 de Television S.A.(a)	20,637	124,573
Banco Bilbao Vizcaya Argentaria S.A.	168,501	1,461,180
Banco de Sabadell S.A.(a)	61,293	233,451
Banco Espanol de Credito S.A.(a)	39,936	193,115
Banco Popular Espanol S.A.(a)	38,375	175,354
Banco Santander S.A.	466,604	3,555,588
Bolsas y Mercados Espanoles S.A.(a)	8,214	221,790
CaixaBank(a)	160,673	791,552
Duro Felguera S.A.	17,341	113,907
Enagas S.A.	10,452	193,891
Endesa S.A.	35,690	734,346
Ferrovial S.A.	30,110	364,489
Fomento de Construcciones y Contratas S.A.(a)	8,382	218,057
Gas Natural SDG S.A.(a)	40,878	703,918
Iberdrola S.A.	217,174	1,364,232
Inditex S.A.	10,498	862,379
Indra Sistemas S.A.	10,252	130,917
Mapfre S.A.(a)	144,685	461,105
Mediaset Espana Comunicacion S.A.	23,309	133,440
Red Electrica Corp. S.A.	4,299	184,527
Repsol YPF S.A.(a)	35,515	1,094,274
Tecnicas Reunidas S.A.	2,545	91,730
Telefonica S.A.	280,605	4,875,719
Zardoya Otis S.A.	19,880	273,557

Total Spain		19,601,860

See Notes to Schedule of Investments.

5        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2011

Investments	Shares	Value
Sweden—3.3%
Alfa Laval AB	11,170	$212,473
Assa Abloy AB Class B	8,749	220,279
Atlas Copco AB Class A	25,449	549,422
Axis Communications AB	4,005	80,914
Billerud AB	13,347	113,897
Boliden AB	11,937	174,999
Electrolux AB Series B	10,718	171,512
Fabege AB	16,903	132,900
Hennes & Mauritz AB Class B	52,420	1,692,201
Husqvarna AB Class B	21,820	100,931
Intrum Justitia AB	10,315	162,129
Kinnevik Investment AB Class B	8,978	175,623
NCC AB Class B	7,339	129,538
Nordea Bank AB	111,941	869,526
Peab AB	26,895	134,567
Ratos AB Class B	13,108	154,402
Sandvik AB	27,413	337,699
Scania AB Class B	21,787	324,169
Securitas AB Class B	20,113	174,276
Skandinaviska Enskilda Banken AB Class A	53,405	312,314
Skanska AB Class B	20,004	332,656
SKF AB Class B	10,578	224,667
SSAB AB Class B	10,686	82,304
Svenska Cellulosa AB Class B	23,120	344,002
Svenska Handelsbanken AB Class A	21,575	569,643
Swedbank AB Class A	15,190	197,539
Swedish Match AB	6,167	219,771
Tele2 AB Class B	17,144	334,862
Telefonaktiebolaget LM Ericsson Class B	63,946	656,689
TeliaSonera AB	183,687	1,253,197
Volvo AB Class A	40,907	453,209

Total Sweden		10,892,310

Switzerland—6.9%
ABB Ltd.*	47,187	892,168
Actelion Ltd.*	2,739	94,463
Adecco S.A.*	3,765	158,435
Baloise Holding AG	2,548	175,480
Bank Sarasin & Cie AG Class B	2,016	59,180
Cie Financiere Richemont S.A. Class A	3,358	170,611
Credit Suisse Group AG*	30,681	724,125
GAM Holding AG*	9,614	104,869
Geberit AG*	1,266	245,050
Holcim Ltd.*	5,646	303,402
Kuehne + Nagel International AG	2,401	270,886
Lonza Group AG*	1,664	98,762
Nestle S.A.	84,866	4,900,828
Novartis AG	77,061	4,425,383
Partners Group Holding AG	575	100,783
Roche Holding AG — Genusschein	26,984	4,594,004
Schindler Holding AG Participating Shares	2,087	244,164
SGS S.A.	265	440,675
Sulzer AG	1,025	110,052
Swatch Group AG (The)	3,355	224,600
Swiss Prime Site AG*	2,743	206,950
Swiss Re AG*	14,863	760,872
Swisscom AG	1,918	729,993
Syngenta AG*	1,744	512,886
Transocean Ltd.	3,121	121,055
Vontobel Holding AG	2,649	59,490
Zurich Financial Services AG*	7,986	1,814,806

Total Switzerland		22,543,972

Investments	Shares	Value
United Kingdom—20.1%
Aberdeen Asset Management PLC	51,161	$168,560
Admiral Group PLC	10,903	144,366
AMEC PLC	9,479	133,687
Amlin PLC	33,561	163,721
Anglo American PLC	14,293	528,442
Antofagasta PLC	42,386	800,346
Ashmore Group PLC	33,288	172,788
Associated British Foods PLC	16,749	288,148
AstraZeneca PLC	59,021	2,728,806
Aviva PLC	137,221	641,472
BAE Systems PLC	156,239	692,254
Balfour Beatty PLC	38,361	157,865
Barclays PLC	204,472	559,434
Berendsen PLC	21,578	145,942
BG Group PLC	28,452	608,651
BHP Billiton PLC	39,247	1,145,158
BP PLC	294,078	2,104,608
British American Tobacco PLC	67,931	3,225,740
British Land Co. PLC	23,027	165,511
British Sky Broadcasting Group PLC	35,365	402,588
BT Group PLC	224,598	666,332
Burberry Group PLC	6,063	111,657
Cable & Wireless Communications PLC	332,680	197,501
Cable & Wireless Worldwide PLC	230,711	58,264
Capita PLC	17,216	168,158
Carillion PLC	28,626	133,819
Carnival PLC	3,765	124,396
Centrica PLC	180,727	812,551
Close Brothers Group PLC	15,138	145,743
Compass Group PLC	45,341	430,538
Cookson Group PLC	18,774	148,509
Croda International PLC	13,631	382,158
Daily Mail & General Trust PLC Class A	19,310	119,979
De La Rue PLC	8,323	115,314
Diageo PLC	61,559	1,345,583
Drax Group PLC	25,211	213,533
DS Smith PLC	66,666	205,139
Electrocomponents PLC	30,248	88,470
Eurasian Natural Resources Corp. PLC	28,098	277,505
Fidessa Group PLC	3,579	84,155
Firstgroup PLC	35,056	184,144
Fresnillo PLC	14,033	333,019
G4S PLC	44,393	187,518
GKN PLC	46,995	133,654
GlaxoSmithKline PLC	213,197	4,875,515
Halfords Group PLC	18,680	83,898
Hammerson PLC	27,256	152,491
Hays PLC	108,645	108,230
Home Retail Group PLC	74,635	96,736
HSBC Holdings PLC	510,112	3,892,874
ICAP PLC	27,676	149,206
IG Group Holdings PLC	21,941	162,616
IMI PLC	10,338	122,104
Imperial Tobacco Group PLC	33,482	1,267,038
Inmarsat PLC	17,533	110,273
Intercontinental Hotels Group PLC	7,869	141,492
International Power PLC	103,345	541,572
Investec PLC(a)	21,639	114,003
J. Sainsbury PLC	73,280	344,956
John Wood Group PLC	8,714	86,807
Johnson Matthey PLC	5,378	153,452
Kazakhmys PLC	6,855	98,757
Kesa Electricals PLC	41,204	43,096
Kingfisher PLC	58,489	227,881

See Notes to Schedule of Investments.

6        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

December 31, 2011

Investments	Shares	Value
Ladbrokes PLC	57,443	$116,054
Legal & General Group PLC	214,983	343,460
Logica PLC	75,145	72,055
London & Stamford Property PLC	92,005	154,424
London Stock Exchange Group PLC	9,625	118,918
Man Group PLC	148,185	289,480
Marks & Spencer Group PLC	59,103	285,660
Meggitt PLC	26,609	145,894
Melrose PLC	21,725	114,794
Mondi PLC	14,689	103,868
N. Brown Group PLC	24,492	88,649
National Grid PLC	139,002	1,350,144
Next PLC	5,853	248,962
Old Mutual PLC	154,965	326,326
Pearson PLC	23,766	446,910
Premier Farnell PLC	25,618	71,663
Provident Financial PLC	11,439	167,285
Prudential PLC	67,829	673,063
Reckitt Benckiser Group PLC	19,581	967,701
Reed Elsevier PLC	41,384	333,794
Rexam PLC	26,653	146,135
Rio Tinto PLC	19,384	941,396
Royal Dutch Shell PLC Class A	121,279	4,468,855
Royal Dutch Shell PLC Class B	98,246	3,746,869
RSA Insurance Group PLC	200,496	327,794
SABMiller PLC	27,098	954,492
Sage Group PLC (The)	45,972	210,191
Segro PLC	41,733	135,227
Severn Trent PLC	10,461	243,211
Smith & Nephew PLC	14,137	137,424
Smiths Group PLC	12,632	179,627
SSE PLC	37,583	754,044
Standard Chartered PLC	49,542	1,084,835
Standard Life PLC	99,664	319,534
Tate & Lyle PLC	50,269	550,377
TESCO PLC	222,169	1,393,004
Travis Perkins PLC	12,484	154,338
TUI Travel PLC	57,724	148,737
Unilever PLC	39,955	1,343,095
United Utilities Group PLC	31,188	293,724
Vedanta Resources PLC(a)	4,228	66,693
Vodafone Group PLC	2,180,452	6,062,280
Weir Group PLC (The)	3,701	116,875
WH Smith PLC	16,697	137,918
Whitbread PLC	5,609	136,333
William Hill PLC	33,756	106,389
WM Morrison Supermarkets PLC	70,797	358,904
Xstrata PLC	17,918	272,338

Total United Kingdom		65,628,466

TOTAL COMMON STOCKS
(Cost: $357,405,442)		323,332,767
EXCHANGE-TRADED FUND—0.5%

United States—0.5%
WisdomTree International Dividend ex-Financials Fund(a)(d)
(Cost: $1,525,520)	39,162	1,550,032

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(e)
(Cost: $22,103)	22,103	22,103

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.9%
MONEY MARKET FUND—3.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(f)
(Cost: $12,727,258)(g)	12,727,258	$12,727,258

TOTAL INVESTMENTS IN SECURITIES—103.5%

(Cost: $371,680,323)(h)		337,632,160
Liabilities in Excess of Foreign Currency and Other Assets—(3.5)%		(11,305,378)

NET ASSETS—100.0%		$326,326,782

PPS	— Price Protected Shares
RSP	— Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Escrow security - additional shares issued as a result of a corporate action.
(d)	Affiliated company (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(f)	Interest rate shown reflects yield as of December 31, 2011.
(g)	At December 31, 2011, the total market value of the Fund’s securities on loan was $11,832,030 and the total market value of the collateral held by the Fund was $12,727,258.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

7        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.3%

Australia—17.0%
Adelaide Brighton Ltd.	26,018	$77,087
Aditya Birla Minerals Ltd.	49,168	34,781
AGL Energy Ltd.	12,467	183,154
Alumina Ltd.	55,042	62,918
Amcor Ltd.	41,716	308,352
AMP Ltd.	100,108	417,707
APN News & Media Ltd.	45,535	33,145
Australia & New Zealand Banking Group Ltd.	118,051	2,484,663
Automotive Holdings Group	21,562	38,242
Bank of Queensland Ltd.(a)	10,932	81,927
Bendigo and Adelaide Bank Ltd.	18,655	153,575
Billabong International Ltd.	10,348	18,778
BlueScope Steel Ltd.	88,309	36,666
Boral Ltd.	17,525	64,680
Bradken Ltd.	6,015	44,029
Brambles Ltd.	38,394	281,829
Brickworks Ltd.	4,780	53,170
Cabcharge Australia Ltd.	4,507	20,700
Caltex Australia Ltd.	10,019	120,895
Cardno Ltd.	8,910	47,408
carsales.com Ltd.(a)	10,370	50,711
Coca-Cola Amatil Ltd.	23,960	282,729
Cochlear Ltd.	1,176	74,749
Commonwealth Bank of Australia	68,225	3,442,658
Computershare Ltd.	14,220	116,773
Consolidated Media Holdings Ltd.	30,078	80,174
Crown Ltd.	25,383	210,523
CSR Ltd.	41,502	83,394
David Jones Ltd.(a)	29,772	72,338
DuluxGroup Ltd.(a)	16,807	49,796
Envestra Ltd.	90,466	66,313
Fairfax Media Ltd.(a)	59,683	44,055
Fleetwood Corp., Ltd.	4,702	57,798
Flight Centre Ltd.(a)	3,161	52,239
Goodman Fielder Ltd.	108,905	48,568
GrainCorp Ltd.	5,879	47,313
GUD Holdings Ltd.	5,428	39,232
GWA Group Ltd.(a)	17,278	37,907
Harvey Norman Holdings Ltd.(a)	43,494	81,823
Hills Holdings Ltd.	18,296	21,102
Insurance Australia Group Ltd.	64,105	195,847
IOOF Holdings Ltd.	12,713	66,731
Iress Market Technology Ltd.	5,810	41,278
JB Hi-Fi Ltd.(a)	4,369	50,569
Kingsgate Consolidated Ltd.	4,883	28,534
Leighton Holdings Ltd.	15,204	296,779
Lend Lease Group(b)	15,870	116,493
Macquarie Group Ltd.	15,313	373,477
Metcash Ltd.	37,157	153,897
Monadelphous Group Ltd.	3,395	70,029
Myer Holdings Ltd.	36,586	72,578
National Australia Bank Ltd.	95,007	2,275,292
Navitas Ltd.	13,699	49,155
NIB Holdings Ltd.	34,314	52,768
OneSteel Ltd.	72,950	52,352
Orica Ltd.	10,231	254,249
Origin Energy Ltd.	21,963	300,370
OZ Minerals Ltd.	12,281	126,031
Perpetual Ltd.(a)	2,773	58,080
Platinum Asset Management Ltd.	27,335	98,644
Primary Health Care Ltd.	14,771	46,641

Investments	Shares	Value
QBE Insurance Group Ltd.	58,590	$777,861
Ramsay Health Care Ltd.	3,724	73,608
SAI Global Ltd.	4,831	22,287
Salmat Ltd.(a)	12,824	31,553
Seven West Media Ltd.	19,483	64,716
Sonic Healthcare Ltd.	13,766	159,194
Suncorp Group Ltd.	40,827	350,752
TABCORP Holdings Ltd.	71,322	199,616
Tatts Group Ltd.	45,407	113,585
Telstra Corp., Ltd.	838,189	2,861,508
Ten Network Holdings Ltd.(a)	46,906	40,394
Toll Holdings Ltd.	25,258	109,275
Transfield Services Ltd.	15,138	33,522
UGL Ltd.	6,257	76,335
Washington H. Soul Pattinson & Co., Ltd.	6,943	98,441
Wesfarmers Ltd.	36,292	1,097,594
Westpac Banking Corp.	150,677	3,089,483
Woolworths Ltd.	39,293	1,011,108
WorleyParsons Ltd.	5,238	137,848
Wotif.com Holdings Ltd.	9,968	36,483

Total Australia		24,688,858

Austria—0.2%
Bank Austria Creditanstalt AG*†(c)	3,058	—
Oesterreichische Post AG	2,486	75,194
Telekom Austria AG	19,668	235,864

Total Austria		311,058

Belgium—0.9%
Ageas	64,864	101,044
Belgacom S.A.(a)	16,095	506,464
Cie Maritime Belge S.A.	1,942	42,832
Cofinimmo	714	84,179
Elia System Operator S.A./N.V.	1,937	75,259
EVS Broadcast Equipment S.A.(a)	780	39,986
Groupe Bruxelles Lambert S.A.	4,272	285,659
Mobistar S.A.	1,843	96,872
Tessenderlo Chemie N.V.	1,130	30,130

Total Belgium		1,262,425

Denmark—0.0%
D/S Norden	1,559	36,624

Finland—1.7%
Alma Media Oyj	5,438	43,344
Elisa Oyj	4,356	91,211
Fortum Oyj	20,209	432,604
Kemira Oyj	3,432	40,899
Kesko Oyj Class B	1,255	42,293
Metso Oyj	3,311	123,143
Nokia Oyj	180,611	884,384
Pohjola Bank PLC Class A	8,097	78,939
Rautaruukki Oyj(a)	2,995	27,663
Sampo Oyj Class A	15,074	375,125
Sanoma Oyj(a)	7,591	87,358
Tieto Oyj(a)	3,257	46,509
Tikkurila Oyj	2,079	34,788
UPM-Kymmene Oyj	11,894	131,396
Uponor Oyj(a)	3,133	27,900

Total Finland		2,467,556

France—12.0%
AXA S.A.	55,647	725,632
BNP Paribas S.A.	25,691	1,012,196
Bouygues S.A.	10,093	318,974
Casino Guichard Perrachon S.A.	2,324	196,340

See Notes to Schedule of Investments.

8        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2011

Investments	Shares	Value
CNP Assurances	16,727	$207,978
EDF S.A.	41,668	1,016,917
Euler Hermes S.A.	1,197	71,090
France Telecom S.A.	132,188	2,082,364
GDF Suez	72,872	1,997,926
ICADE	1,153	90,988
Klepierre	4,691	134,215
Lafarge S.A.	6,716	236,791
Lagardere SCA	3,559	94,250
M6-Metropole Television S.A.	4,859	72,696
Natixis	98,554	248,711
Neopost S.A.	1,187	80,220
Nexity S.A.	1,642	37,334
PagesJaunes Groupe(a)	14,082	51,277
Peugeot S.A.	4,895	76,952
Rallye S.A.	1,162	32,590
Sanofi	32,951	2,427,501
SCOR SE	6,045	141,723
Societe d’Edition de Canal +	7,038	39,177
Societe Generale S.A.	17,079	381,454
Societe Television Francaise 1	5,516	54,005
Suez Environnement Co.	11,912	137,641
Total S.A.	73,359	3,761,624
Veolia Environnement S.A.	15,651	172,068
Vinci S.A.	11,536	505,572
Vivendi S.A.	50,746	1,114,621

Total France		17,520,827

Germany—5.9%
Allianz SE	11,548	1,107,987
Axel Springer AG	2,633	113,496
Bilfinger Berger SE	1,035	88,515
Comdirect Bank AG	4,579	44,457
Daimler AG	22,063	971,506
Deutsche Boerse AG*	3,719	195,575
Deutsche Lufthansa AG	9,397	112,045
Deutsche Post AG	32,909	507,523
Deutsche Telekom AG	149,262	1,717,722
E.ON AG	81,876	1,771,810
Hannover Rueckversicherung AG	4,283	213,086
MLP AG	5,148	34,243
Muenchener Rueckversicherungs AG	6,176	759,887
RWE AG	24,751	872,343
SMA Solar Technology AG(a)	802	44,940

Total Germany		8,555,135

Hong Kong—4.6%
BOC Hong Kong Holdings Ltd.	238,000	563,850
Cathay Pacific Airways Ltd.	122,000	209,234
China Mobile Ltd.	444,000	4,339,042
CLP Holdings Ltd.	41,524	353,135
Guangdong Investment Ltd.(a)	136,000	82,476
Hang Seng Bank Ltd.	44,818	531,762
Hopewell Holdings Ltd.	29,500	75,435
PCCW Ltd.	180,000	61,880
Power Assets Holdings Ltd.	40,018	296,016
Shanghai Industrial Holdings Ltd.	23,000	63,818
Shenzhen Investment Ltd.	174,000	31,141
Television Broadcasts Ltd.	9,000	54,580

Total Hong Kong		6,662,369

Ireland—0.2%
CRH PLC	17,155	342,064

Italy—4.1%
A2A SpA	98,818	93,196
ACEA SpA	6,707	42,558

Investments	Shares	Value
Arnoldo Mondadori Editore SpA(a)	14,431	$25,347
Atlantia SpA	15,716	252,369
Banca Carige SpA(a)	36,538	70,199
Banca Generali SpA	4,363	40,780
Banca Popolare di Milano SCRL	40,748	16,218
Banca Popolare di Sondrio SCRL	6,656	53,657
Benetton Group SpA	6,662	25,547
Enel SpA	269,241	1,098,876
ENI SpA	132,677	2,757,477
ERG SpA	3,998	45,568
Fiat SpA RSP	6,703	28,315
Geox SpA(a)	8,721	24,544
Gruppo Editoriale L’Espresso SpA(a)	17,639	24,936
Hera SpA	30,957	44,326
Intesa Sanpaolo SpA RSP	31,118	38,921
Iren SpA	44,362	41,896
Mediaset SpA	65,067	180,590
Mediolanum SpA(a)	18,457	72,072
Recordati SpA	4,849	35,156
Snam Rete Gas SpA	106,510	470,934
Societa Cattolica di Assicurazioni SCRL	2,220	41,614
Telecom Italia SpA RSP	252,014	226,389
Terna Rete Elettrica Nazionale SpA	62,734	212,065

Total Italy		5,963,550

Japan—5.2%
Astellas Pharma, Inc.	9,800	398,674
Chiyoda Co., Ltd.	4,500	80,010
Chubu Electric Power Co., Inc.	19,900	371,670
Chugoku Electric Power Co., Inc. (The)	8,900	156,045
Daiichi Sankyo Co., Ltd.	15,200	301,471
Daito Trust Construction Co., Ltd.	1,600	137,250
Eisai Co., Ltd.	7,500	310,469
Electric Power Development Co., Ltd.	4,400	117,063
Hokkaido Electric Power Co., Inc.	6,100	86,894
Hokuriku Electric Power Co.	5,800	108,326
Hoya Corp.	9,000	193,943
Inaba Denki Sangyo Co., Ltd.	1,600	44,877
IT Holdings Corp.	3,300	39,674
Kansai Electric Power Co., Inc. (The)	22,700	348,436
Kyushu Electric Power Co., Inc.	13,800	197,655
Lawson, Inc.	2,000	124,903
Mizuho Financial Group, Inc.	556,000	751,547
Moshi Moshi Hotline, Inc.	6,500	61,249
NEC Fielding Ltd.	5,200	67,044
Nintendo Co., Ltd.	2,600	358,201
Nippon Suisan Kaisha Ltd.	7,800	26,764
NKSJ Holdings, Inc.	9,398	184,442
NSD Co., Ltd.	6,400	50,242
Onward Holdings Co., Ltd.	2,000	14,687
Oracle Corp.	4,800	158,898
Park24 Co., Ltd.	5,900	78,370
Plenus Co., Ltd.	4,300	70,307
Ricoh Co., Ltd.	13,000	113,374
Ryosan Co., Ltd.	2,000	42,397
Saibu Gas Co., Ltd.	18,000	47,492
Shikoku Electric Power Co., Inc.	5,600	160,561
Shiseido Co., Ltd.	7,900	145,289
Sumitomo Mitsui Financial Group, Inc.	31,400	874,988
Taiyo Holdings Co., Ltd.(a)	1,400	36,137
Takasago Thermal Engineering Co., Ltd.	7,100	60,628
Takeda Pharmaceutical Co., Ltd.	20,400	896,179
Tohoku Electric Power Co., Inc.	18,000	172,888
Tokai Tokyo Financial Holdings, Inc.	16,000	43,462
TonenGeneral Sekiyu K.K.(a)	10,000	109,306
Toppan Forms Co., Ltd.	4,200	32,043

See Notes to Schedule of Investments.

9        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2011

Investments	Shares	Value
Toyo Corp.	800	$8,422
Yamatake Corp.	1,900	41,339

Total Japan		7,623,616

Netherlands—2.0%
CSM	1,566	24,547
Delta Lloyd N.V.	3,830	64,635
Exact Holding N.V.	1,670	34,687
Koninklijke Boskalis Westminster N.V.	1,976	72,825
Koninklijke KPN N.V.	62,760	753,208
Koninklijke Philips Electronics N.V.	21,470	453,744
PostNL N.V.	15,934	50,884
Reed Elsevier N.V.	16,822	196,690
Unilever N.V. CVA	33,618	1,159,547
Wolters Kluwer N.V.	6,530	113,209

Total Netherlands		2,923,976

New Zealand—0.4%
Air New Zealand Ltd.	82,653	58,030
Auckland International Airport Ltd.	42,411	83,374
Contact Energy Ltd.*	10,222	42,024
Fisher & Paykel Healthcare Corp., Ltd.	21,622	42,505
Sky City Entertainment Group Ltd.	23,157	62,143
Sky Network Television Ltd.	11,864	49,052
Telecom Corp. of New Zealand Ltd.	90,025	145,373
Vector Ltd.	41,595	80,147
Warehouse Group Ltd. (The)	17,881	41,847

Total New Zealand		604,495

Norway—2.8%
ABG Sundal Collier Holding ASA	45,271	27,991
Aker ASA Class A	3,440	89,344
Austevoll Seafood ASA	7,866	27,679
DNB ASA	43,018	422,038
Fred Olsen Energy ASA	4,319	145,464
Gjensidige Forsikring ASA	18,960	220,164
Leroey Seafood Group ASA	2,051	28,868
Marine Harvest ASA	404,918	175,457
Orkla ASA	29,483	220,581
SpareBank 1 SMN	6,363	41,901
SpareBank 1 SR Bank ASA*	6,035	41,157
Statoil ASA	78,662	2,023,244
Telenor ASA	38,378	630,850
Veidekke ASA	5,924	38,415

Total Norway		4,133,153

Portugal—0.8%
Banco Espirito Santo S.A.	35,343	61,939
Brisa Auto-Estradas de Portugal S.A.(a)	26,884	88,819
Cimpor Cimentos de Portugal, SGPS, S.A.	15,850	109,401
EDP-Energias de Portugal S.A.	133,462	414,249
Mota-Engil, SGPS, S.A.	21,919	29,450
Portugal Telecom, SGPS, S.A.(a)	44,600	257,644
REN—Redes Energeticas Nacionais S.A.	19,086	52,278
Sonae	78,670	46,876
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	8,589	25,890

Total Portugal		1,086,546

Singapore—1.8%
ComfortDelGro Corp., Ltd.	53,000	57,838
Keppel Land Ltd.	48,000	82,181
K-Green Trust	41,000	28,616
M1 Ltd.	39,000	75,194
SATS Ltd.	41,000	67,983
SembCorp Marine Ltd.(a)	78,000	229,792

Investments	Shares	Value
SIA Engineering Co., Ltd.	19,000	$50,260
Singapore Exchange Ltd.	20,000	94,551
Singapore Post Ltd.	60,000	43,265
Singapore Press Holdings Ltd.	67,000	190,668
Singapore Technologies Engineering Ltd.	84,000	174,265
Singapore Telecommunications Ltd.	390,000	929,395
SMRT Corp., Ltd.	45,000	61,428
StarHub Ltd.	66,000	148,120
Transpac Industrial Holdings Ltd.	13,657	16,641
United Overseas Bank Ltd.	24,000	282,636
UOB-Kay Hian Holdings Ltd.	49,000	58,007
Venture Corp., Ltd.	8,000	38,253

Total Singapore		2,629,093

Spain—8.9%
Acciona S.A.	1,406	121,796
Acerinox S.A.(a)	7,430	95,584
ACS Actividades de Construccion y Servicios, S.A.(a)	10,896	323,912
Almirall S.A.	5,112	35,238
Antena 3 de Television S.A.(a)	10,208	61,620
Banco Bilbao Vizcaya Argentaria S.A.	123,451	1,070,523
Banco de Sabadell S.A.(a)	34,248	130,443
Banco Espanol de Credito S.A.(a)	20,660	99,904
Banco Santander S.A.	349,765	2,665,258
Bolsas y Mercados Espanoles S.A.(a)	4,167	112,515
CaixaBank(a)	115,072	566,900
Caja de Ahorros del Mediterraneo(a)	6,353	11,051
Duro Felguera S.A.	6,069	39,865
Enagas S.A.	6,137	113,845
Endesa S.A.	25,184	518,178
Ferrovial S.A.	19,094	231,138
Fomento de Construcciones y Contratas S.A.(a)	4,784	124,455
Gas Natural SDG S.A.(a)	28,689	494,023
Iberdrola S.A.	149,470	938,933
Indra Sistemas S.A.(a)	5,343	68,230
Mapfre S.A.(a)	92,396	294,462
Mediaset Espana Comunicacion S.A.	13,472	77,125
Red Electrica Corp. S.A.	2,689	115,421
Repsol YPF S.A.(a)	27,509	847,596
Telefonica S.A.	206,305	3,584,702
Zardoya Otis S.A.	11,284	155,272

Total Spain		12,897,989

Sweden—2.9%
Axfood AB	1,555	57,525
Bilia AB Class A	2,813	39,700
Billerud AB	5,153	43,973
Boliden AB	8,477	124,274
Castellum AB	3,884	48,328
Electrolux AB Series B	6,778	108,463
Fabege AB	5,256	41,325
Hakon Invest AB	5,778	80,956
Hennes & Mauritz AB Class B	38,185	1,232,673
Hoganas AB Class B	1,357	42,064
Intrum Justitia AB	3,599	56,568
Loomis AB Class B	3,583	51,744
NCC AB Class B	3,116	54,999
Nordea Bank AB	86,787	674,137
Oresund Investment AB	3,096	42,340
Peab AB	10,101	50,540
Ratos AB Class B	6,707	79,003
Securitas AB Class B	9,526	82,541
Skanska AB Class B	11,955	198,805
Tele2 AB Class B	11,141	217,610

See Notes to Schedule of Investments.

10        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2011

Investments	Shares	Value
TeliaSonera AB	135,513	$924,532

Total Sweden		4,252,100

Switzerland—6.3%
Baloise Holding AG	1,353	93,181
Mobilezone Holding AG	4,484	45,554
Novartis AG	57,888	3,324,335
Roche Holding AG—Genusschein	16,915	2,879,765
SGS S.A.	117	194,562
Swiss Prime Site AG*	1,413	106,606
Swiss Re AG*	10,693	547,400
Swisscom AG	1,405	534,744
Vontobel Holding AG	2,045	45,926
Zurich Financial Services AG*	5,898	1,340,311

Total Switzerland		9,112,384

United Kingdom—21.6%
Aberdeen Asset Management PLC	25,921	85,402
Admiral Group PLC	6,300	83,418
Amlin PLC	16,091	78,497
Antofagasta PLC	32,463	612,977
Ashmore Group PLC	15,355	79,703
AstraZeneca PLC	43,237	1,999,041
Atkins WS PLC	1,755	16,910
Aviva PLC	96,565	451,416
BAE Systems PLC	111,604	494,488
Balfour Beatty PLC	17,365	71,461
BBA Aviation PLC	15,233	42,139
Berendsen PLC	2,365	15,996
British American Tobacco PLC	49,994	2,373,992
British Land Co. PLC	20,501	147,355
Britvic PLC	7,818	39,086
BT Group PLC	154,659	458,839
Cable & Wireless Communications PLC	180,783	107,325
Cable & Wireless Worldwide PLC	133,282	33,659
Carillion PLC	10,593	49,519
Centrica PLC	129,949	584,252
Close Brothers Group PLC	5,141	49,496
Daily Mail & General Trust PLC Class A	8,211	51,017
De La Rue PLC	4,045	56,043
Drax Group PLC	13,819	117,045
Electrocomponents PLC	8,092	23,668
Fidessa Group PLC	1,633	38,398
Firstgroup PLC	17,177	90,228
GlaxoSmithKline PLC	155,935	3,566,014
Greene King PLC	6,477	49,041
Halfords Group PLC	8,119	36,465
Hays PLC	49,834	49,644
Home Retail Group PLC	40,977	53,111
HSBC Holdings PLC	373,547	2,850,691
ICAP PLC	15,548	83,822
IG Group Holdings PLC	10,645	78,895
Imperial Tobacco Group PLC	24,985	945,491
Inmarsat PLC	9,669	60,813
Interserve PLC	4,962	24,731
J. Sainsbury PLC	49,426	232,666
Jardine Lloyd Thompson Group PLC	3,962	42,455
Kesa Electricals PLC	22,390	23,418
Kier Group PLC	2,442	51,614
Ladbrokes PLC	27,141	54,834
Legal & General Group PLC	138,412	221,129
London & Stamford Property PLC	23,868	40,061
Man Group PLC	100,112	195,569
Marks & Spencer Group PLC	39,854	192,624
Marston’s PLC	28,816	41,088
Melrose PLC	7,918	41,838

Investments	Shares	Value
Micro Focus International PLC*	3,907	$23,450
Mitie Group PLC	13,435	50,737
Moneysupermarket.com Group PLC	13,318	21,732
N. Brown Group PLC	5,503	19,918
National Grid PLC	103,812	1,008,339
Next PLC	3,753	159,637
Pearson PLC	16,071	302,209
Pennon Group PLC	6,357	70,539
Premier Farnell PLC	11,421	31,949
Provident Financial PLC	3,937	57,575
Prudential PLC	49,556	491,741
Reckitt Benckiser Group PLC	14,124	698,014
Reed Elsevier PLC	27,835	224,511
Royal Dutch Shell PLC Class B	74,833	2,853,953
RSA Insurance Group PLC	130,329	213,077
Segro PLC	17,311	56,093
Severn Trent PLC	6,310	146,703
SSE PLC	26,592	533,527
Standard Life PLC	82,753	265,315
Tate & Lyle PLC	9,356	102,435
TESCO PLC	166,370	1,043,143
TUI Travel PLC	34,120	87,917
Tullett Prebon PLC	8,717	36,577
Unilever PLC	28,749	966,403
United Utilities Group PLC	20,394	192,068
Vodafone Group PLC	1,615,287	4,490,960
WH Smith PLC	6,697	55,318
William Hill PLC	15,321	48,287

Total United Kingdom		31,439,511

TOTAL COMMON STOCKS
(Cost: $166,161,229)		144,513,329

EXCHANGE-TRADED FUND—0.4%
United States—0.4%
WisdomTree International LargeCap Dividend Fund(d)
(Cost: $594,654)	15,410	616,400

RIGHTS—0.0%

Sweden—0.0%
Oresund Investment AB, expiring 1/24/12*
(Cost: $0)	2,940	2,873

TOTAL LONG-TERM INVESTMENTS
(Cost: $166,755,883)		145,132,602

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(e)
(Cost: $2,713)	2,713	2,713

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.4%
MONEY MARKET FUND—3.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(f)
(Cost: $4,956,803)(g)	4,956,803	4,956,803

TOTAL INVESTMENTS IN SECURITIES—103.1%
(Cost: $171,715,399)(h)		150,092,118
Liabilities in Excess of Foreign Currency and Other Assets—(3.1)%		(4,535,033)

NET ASSETS—100.0%		$145,557,085

See Notes to Schedule of Investments.

11        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2011

RSP — Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Escrow security—additional shares issued as a result of a corporate action.
(d)	Affiliated company (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(f)	Interest rate shown reflects yield as of December 31, 2011.
(g)	At December 31, 2011, the total market value of the Fund’s securities on loan was $4,575,291 and the total market value of the collateral held by the Fund was $4,956,803.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

12        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.3%

Argentina—0.2%
Telecom Argentina S.A. ADR	800	$14,304
YPF S.A. ADR	4,218	146,280

Total Argentina		160,584

Australia—9.6%
Adelaide Brighton Ltd.	8,565	25,377
AGL Energy Ltd.	4,310	63,319
Alumina Ltd.	15,293	17,481
Amcor Ltd.	12,074	89,247
AMP Ltd.	25,213	105,203
Australia & New Zealand Banking Group Ltd.	32,409	682,124
Bank of Queensland Ltd.(a)	3,702	27,744
Bendigo and Adelaide Bank Ltd.	5,319	43,788
BlueScope Steel Ltd.	27,485	11,412
Boral Ltd.	5,740	21,185
Brambles Ltd.	10,458	76,766
Caltex Australia Ltd.	2,718	32,797
Coca-Cola Amatil Ltd.	6,941	81,904
Cochlear Ltd.	350	22,247
Commonwealth Bank of Australia	18,560	936,544
Computershare Ltd.	4,160	34,161
Crown Ltd.	7,363	61,068
CSL Ltd.	2,826	92,711
David Jones Ltd.	9,161	22,259
Fairfax Media Ltd.	34,100	25,171
Flight Centre Ltd.(a)	843	13,932
Harvey Norman Holdings Ltd.(a)	14,013	26,362
Incitec Pivot Ltd.	9,106	29,033
Insurance Australia Group Ltd.	17,110	52,273
Leighton Holdings Ltd.	4,402	85,926
Lend Lease Group(b)	6,023	44,211
Macquarie Group Ltd.	4,280	104,387
Metcash Ltd.	12,138	50,273
National Australia Bank Ltd.	26,081	624,606
OneSteel Ltd.	23,804	17,083
Orica Ltd.	2,626	65,258
Origin Energy Ltd.	6,610	90,399
OZ Minerals Ltd.	3,508	36,000
Platinum Asset Management Ltd.	8,218	29,656
QBE Insurance Group Ltd.	15,476	205,465
Ramsay Health Care Ltd.	1,220	24,114
Santos Ltd.	3,642	45,701
Sonic Healthcare Ltd.	4,111	47,541
Suncorp Group Ltd.	12,317	105,818
TABCORP Holdings Ltd.	20,911	58,526
Tatts Group Ltd.	14,994	37,507
Telstra Corp., Ltd.	227,558	776,864
Toll Holdings Ltd.	8,361	36,173
UGL Ltd.	1,938	23,643
Washington H. Soul Pattinson & Co., Ltd.	2,023	28,683
Wesfarmers Ltd.	9,929	300,287
Westpac Banking Corp.	41,734	855,714
Woodside Petroleum Ltd.	3,963	124,405
Woolworths Ltd.	10,847	279,121
WorleyParsons Ltd.	1,668	43,897

Total Australia		6,735,366

Austria—0.2%
Oesterreichische Post AG(a)	344	10,405
OMV AG	1,746	53,128
Telekom Austria AG	5,973	71,630

Total Austria		135,163

Investments	Shares	Value
Belgium—0.4%
Ageas	16,110	$25,096
Belgacom S.A.(a)	5,037	158,500
Groupe Bruxelles Lambert S.A.	959	64,126
Mobistar S.A.	744	39,106

Total Belgium		286,828

Brazil—2.7%
AES Tiete S.A.	2,300	29,150
Banco do Brasil S.A.	20,900	265,557
Banco Santander Brasil S.A.	28,300	226,977
BM&F Bovespa S.A.	12,700	66,726
CCR S.A.	11,200	73,376
Cia de Bebidas das Americas	11,000	321,994
Cia de Saneamento Basico do Estado de Sao Paulo*	1,000	27,894
Cia de Saneamento de Minas Gerais-COPASA	800	14,325
Cia Energetica de Minas Gerais	3,400	49,763
Cia Siderurgica Nacional S.A.	13,600	109,223
Cielo S.A.	5,940	153,496
CPFL Energia S.A.	8,700	121,364
EcoRodovias Infraestrutura e Logistica S.A.	2,900	21,689
EDP—Energias do Brasil S.A.	1,200	26,699
Light S.A.	3,800	58,673
Lojas Renner S.A.	600	15,572
Natura Cosmeticos S.A.	2,700	52,487
Redecard S.A.	8,000	125,195
Souza Cruz S.A.	11,600	142,477
Sul America S.A.	2,000	16,191

Total Brazil		1,918,828

Canada—4.6%
ARC Resources Ltd.(a)	2,202	54,280
Bank of Montreal	3,567	195,752
Bank of Nova Scotia(a)	5,268	262,973
Baytex Energy Corp.	764	42,745
BCE, Inc.(a)	5,614	234,153
Bell Aliant, Inc.	900	25,270
Bonavista Energy Corp.(a)	1,675	42,885
Canadian Imperial Bank of Commerce	2,600	188,415
Canadian Oil Sands Ltd.	3,684	84,118
CI Financial Corp.	2,500	51,805
Crescent Point Energy Corp.(a)	2,500	110,238
Emera, Inc.	800	25,958
Enerplus Corp.(a)	2,169	55,064
First Capital Realty, Inc.	2,400	40,776
Fortis, Inc.(a)	1,100	36,049
Great-West Lifeco, Inc.(a)	6,132	122,851
H&R Real Estate Investment Trust(a)	1,100	25,127
Husky Energy, Inc.(a)	5,970	143,937
IGM Financial, Inc.	1,800	78,187
Just Energy Group, Inc.(a)	1,749	19,684
Labrador Iron Ore Royalty Corp.	823	30,309
Pembina Pipeline Corp.(a)	1,233	35,915
Pengrowth Energy Corp.(a)	3,929	41,518
Penn West Petroleum Ltd.(a)	3,426	67,931
PetroBakken Energy Ltd. Class A(a)	1,749	22,037
Power Corp. of Canada	2,700	63,161
Power Financial Corp.	4,416	110,763
Provident Energy Ltd.(a)	2,984	28,866
RioCan Real Estate Investment Trust(a)	2,200	57,104
Rogers Communications, Inc. Class B(a)	3,300	127,204
Royal Bank of Canada(a)	7,288	372,040
Shaw Communications, Inc. Class B	3,200	63,639

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds        13

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2011

Investments	Shares	Value
Sun Life Financial, Inc.(a)	3,904	$72,463
TELUS Corp.	800	45,286
TransAlta Corp.(a)	2,500	51,608
TransCanada Corp.(a)	4,062	177,639
Vermilion Energy, Inc.(a)	695	30,967

Total Canada		3,238,717

Chile—0.7%
AES Gener S.A.	69,973	37,276
Aguas Andinas S.A. Class A	56,579	32,459
Banco de Chile	709,436	96,408
Banco Santander Chile	1,229,340	88,535
Corpbanca	2,327,049	29,970
Empresa Nacional de Electricidad S.A.	42,246	62,303
Enersis S.A.	174,848	61,470
ENTEL Chile S.A.	2,632	49,247
Quinenco S.A.	14,765	35,530

Total Chile		493,198

China—0.5%
Bank of China Ltd. Class H	469,000	172,706
China Molybdenum Co., Ltd. Class H	49,000	20,946
Guangzhou R&F Properties Co., Ltd. Class H(a)	32,000	25,298
PetroChina Co., Ltd. Class H	102,000	126,998
Zhejiang Expressway Co., Ltd. Class H	48,000	31,149

Total China		377,097

Czech Republic—0.5%
CEZ AS	4,686	187,485
Komercni Banka AS	289	48,987
Telefonica Czech Republic AS	4,993	97,368

Total Czech Republic		333,840

Finland—1.0%
Elisa Oyj	945	19,787
Fortum Oyj	6,233	133,427
Metso Oyj	847	31,502
Nokia Oyj	50,271	246,158
Pohjola Bank PLC Class A	2,623	25,572
Sampo Oyj Class A	4,989	124,154
Sanoma Oyj(a)	2,353	27,078
Stora Enso Oyj Class R	3,028	18,192
UPM-Kymmene Oyj	3,523	38,919
Wartsila Oyj Abp	1,714	49,663

Total Finland		714,452

France—7.2%
Accor S.A.	1,385	35,213
AXA S.A.	14,968	195,182
BNP Paribas S.A.	7,031	277,013
Bouygues S.A.	3,106	98,160
Carrefour S.A.	3,806	87,032
Casino Guichard Perrachon S.A.	742	62,687
CNP Assurances	5,386	66,968
EDF S.A.	11,513	280,977
Euler Hermes S.A.	244	14,491
France Telecom S.A.	36,847	580,453
GDF Suez	20,239	554,891
ICADE	462	36,459
Klepierre	1,733	49,583
Lafarge S.A.	2,073	73,089
Lagardere SCA	1,258	33,315
M6-Metropole Television S.A.	1,923	28,770
Natixis	26,366	66,537
Neopost S.A.	467	31,561
PagesJaunes Groupe(a)	5,216	18,993

Investments	Shares	Value
Peugeot S.A.	1,214	$19,085
Sanofi	9,022	664,651
SCOR SE	2,041	47,850
Societe Generale S.A.	4,552	101,667
Societe Television Francaise 1	1,910	18,700
Suez Environnement Co.	3,614	41,759
Total S.A.	20,202	1,035,896
Veolia Environnement S.A.	4,697	51,639
Vinci S.A.	3,401	149,051
Vivendi S.A.	13,907	305,463

Total France		5,027,135

Germany—3.8%
Allianz SE	3,274	314,128
Axel Springer AG	540	23,277
BASF SE	4,698	328,659
Bilfinger Berger SE	297	25,400
Daimler AG	5,867	258,343
Deutsche Boerse AG*	1,322	69,521
Deutsche Lufthansa AG	2,511	29,940
Deutsche Post AG	9,577	147,697
Deutsche Telekom AG	42,432	488,312
E.ON AG	21,671	468,964
Hannover Rueckversicherung AG	1,222	60,796
Hochtief AG	345	20,017
Muenchener Rueckversicherungs AG	1,768	217,532
RWE AG	6,552	230,924
SMA Solar Technology AG(a)	223	12,496

Total Germany		2,696,006

Hong Kong—2.6%
BOC Hong Kong Holdings Ltd.	68,500	162,285
Cathay Pacific Airways Ltd.	34,000	58,311
China Mobile Ltd.	122,000	1,192,259
CLP Holdings Ltd.	15,000	127,566
Hang Seng Bank Ltd.	12,800	151,871
Hopewell Holdings Ltd.	7,500	19,178
Power Assets Holdings Ltd.	13,500	99,860
Shanghai Industrial Holdings Ltd.	8,000	22,198

Total Hong Kong		1,833,528

Hungary—0.0%
Magyar Telekom Telecommunications PLC	12,686	27,154

Indonesia—0.3%
Astra Agro Lestari Tbk PT	10,000	23,932
International Nickel Indonesia Tbk PT	100,500	35,467
Perusahaan Gas Negara PT	139,000	48,671
Telekomunikasi Indonesia Tbk PT	112,000	87,080

Total Indonesia		195,150

Ireland—0.1%
CRH PLC	4,651	92,739

Israel—0.4%
Bank Leumi Le-Israel BM	11,925	34,025
Bezeq The Israeli Telecommunication Corp., Ltd.	44,671	81,567
Cellcom Israel Ltd.	1,880	31,334
Delek Group Ltd.	216	40,514
Israel Chemicals Ltd.	7,199	74,367
Partner Communications Co., Ltd.	3,062	26,954

Total Israel		288,761

Italy—2.5%
A2A SpA	37,932	35,774
Atlantia SpA	4,611	74,044
Banca Carige SpA(a)	14,901	28,629

See Notes to Schedule of Investments.

14        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2011

Investments	Shares	Value
Banca Popolare di Sondrio SCRL	3,505	$28,256
Enel SpA	76,098	310,585
ENI SpA	36,451	757,575
Intesa Sanpaolo SpA	74,694	125,471
Mediaset SpA	17,461	48,462
Mediolanum SpA(a)	6,683	26,096
Snam Rete Gas SpA	28,180	124,598
Telecom Italia SpA	107,949	116,451
Terna Rete Elettrica Nazionale SpA	19,210	64,937

Total Italy		1,740,878

Japan—4.7%
Astellas Pharma, Inc.	2,700	109,839
Chubu Electric Power Co., Inc.	5,600	104,591
Chugoku Electric Power Co., Inc. (The)	2,700	47,339
Dai Nippon Printing Co., Ltd.	4,000	38,472
Daiichi Sankyo Co., Ltd.	4,300	85,285
Daito Trust Construction Co., Ltd.	700	60,047
Eisai Co., Ltd.	2,200	91,071
Hokuriku Electric Power Co.	1,600	29,883
Hoya Corp.	2,600	56,028
Kansai Electric Power Co., Inc. (The)	6,900	105,912
Kyushu Electric Power Co., Inc.	3,900	55,859
Lawson, Inc.	700	43,716
Mitsubishi UFJ Financial Group, Inc.	64,800	275,404
Mitsui & Co., Ltd.	9,200	143,130
Mizuho Financial Group, Inc.	149,500	202,080
Nintendo Co., Ltd.	800	110,216
Nippon Express Co., Ltd.	6,000	23,395
Nippon Telegraph & Telephone Corp.	6,400	327,320
Nippon Yusen K.K.	10,000	25,604
NKSJ Holdings, Inc.	2,572	50,477
NTT DoCoMo, Inc.	219	402,762
Ono Pharmaceutical Co., Ltd.	500	28,074
Oracle Corp.	1,000	33,104
Resona Holdings, Inc.	13,400	59,041
Ricoh Co., Ltd.	5,000	43,605
Sankyo Co., Ltd.	500	25,312
Shikoku Electric Power Co., Inc.	1,400	40,140
Shiseido Co., Ltd.	2,100	38,621
Sumitomo Mitsui Financial Group, Inc.	8,700	242,433
Takeda Pharmaceutical Co., Ltd.	5,400	237,224
Tohoku Electric Power Co., Inc.	5,600	53,787
TonenGeneral Sekiyu K.K.	4,000	43,722
Toppan Printing Co., Ltd.	5,000	36,782

Total Japan		3,270,275

Malaysia—1.3%
British American Tobacco Malaysia Bhd	3,100	48,818
DiGi.Com Bhd	67,000	82,006
IOI Corp. Bhd	33,800	57,364
Malayan Banking Bhd	83,000	224,650
Maxis Bhd	64,200	110,983
MISC Bhd	35,100	60,567
Petronas Gas Bhd	16,800	80,555
Public Bank Bhd	27,332	115,363
Telekom Malaysia Bhd	39,200	61,335
UMW Holdings Bhd	11,900	26,278
YTL Power International Bhd	61,300	34,421

Total Malaysia		902,340

Mexico—0.2%
Industrias Penoles S.A.B de C.V.	2,710	118,746
Kimberly-Clark de Mexico S.A.B de C.V. Class A	6,600	35,593

Total Mexico		154,339

Investments	Shares	Value
Netherlands—1.1%
Delta Lloyd N.V.	907	$15,306
Koninklijke Boskalis Westminster N.V.	548	20,196
Koninklijke KPN N.V.	16,993	203,940
Koninklijke Philips Electronics N.V.	5,715	120,780
PostNL N.V.	5,160	16,478
Randstad Holding N.V.	907	26,916
Reed Elsevier N.V.	4,719	55,177
Unilever N.V. CVA	8,216	283,385
Wolters Kluwer N.V.	1,823	31,605

Total Netherlands		773,783

New Zealand—0.1%
Fletcher Building Ltd.	2,874	13,766
Telecom Corp. of New Zealand Ltd.	31,335	50,600

Total New Zealand		64,366

Norway—1.5%
Aker ASA Class A	869	22,570
DNB ASA	14,190	139,214
Fred Olsen Energy ASA	1,121	37,755
Gjensidige Forsikring ASA	4,364	50,675
Marine Harvest ASA	116,909	50,658
Orkla ASA	10,167	76,066
Statoil ASA	20,979	539,595
Telenor ASA	10,349	170,115

Total Norway		1,086,648

Philippines—0.3%
Aboitiz Equity Ventures, Inc.	32,700	29,937
Aboitiz Power Corp.	46,700	31,840
Globe Telecom, Inc.	2,180	56,320
Philippine Long Distance Telephone Co.	1,800	104,335

Total Philippines		222,432

Poland—0.3%
Bank Handlowy w Warszawie S.A.	667	13,189
Bank Pekao S.A.	1,468	60,362
Powszechna Kasa Oszczednosci Bank Polski S.A.	7,970	74,549
Telekomunikacja Polska S.A.	12,442	62,428

Total Poland		210,528

Portugal—0.4%
Banco Espirito Santo S.A.	10,201	17,877
Brisa Auto-Estradas de Portugal S.A.	8,117	26,817
Cimpor Cimentos de Portugal, SGPS, S.A.	6,922	47,777
EDP-Energias de Portugal S.A.	37,849	117,479
Portugal Telecom, SGPS, S.A.(a)	11,586	66,930

Total Portugal		276,880

Russia—0.6%
Gazprom Neft JSC ADR ADR	4,527	105,615
Lukoil OAO ADR	4,032	213,494
Mobile Telesystems OJSC ADR	7,900	115,972

Total Russia		435,081

Singapore—1.1%
Keppel Corp., Ltd.	8,800	63,116
Keppel Land Ltd.	13,000	22,257
SembCorp Industries Ltd.	9,000	28,111
SembCorp Marine Ltd.	21,000	61,867
SIA Engineering Co., Ltd.	8,000	21,162
Singapore Exchange Ltd.	7,000	33,093
Singapore Press Holdings Ltd.	25,000	71,145
Singapore Technologies Engineering Ltd.	29,000	60,163
Singapore Telecommunications Ltd.	105,000	250,222
StarHub Ltd.	28,000	62,839

See Notes to Schedule of Investments.

15        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2011

Investments	Shares	Value
United Overseas Bank Ltd.	7,000	$82,436

Total Singapore		756,411

South Africa—1.5%
ABSA Group Ltd.	3,668	64,061
African Bank Investments Ltd.	10,031	42,617
Aveng Ltd.	4,863	19,878
FirstRand Ltd.	33,342	85,653
Foschini Group Ltd. (The)	1,824	23,720
Imperial Holdings Ltd.	1,542	23,588
Kumba Iron Ore Ltd.(a)	3,412	211,311
MMI Holdings Ltd.	11,030	23,362
MTN Group Ltd.	9,162	163,110
Nedbank Group Ltd.	2,568	46,122
Pick’n Pay Stores Ltd.	3,801	21,940
Pretoria Portland Cement Co., Ltd.	7,877	26,724
RMB Holdings Ltd.	9,572	32,367
Sanlam Ltd.	17,339	61,960
Standard Bank Group Ltd.	9,272	113,411
Vodacom Group Ltd.	8,175	90,120
Woolworths Holdings Ltd.	6,013	29,047

Total South Africa		1,078,991

South Korea—0.5%
Kangwon Land, Inc.*	1,410	33,292
Korea Exchange Bank	11,920	76,052
KT&G Corp.	1,364	96,380
LG Uplus Corp.*	10,130	65,071
SK Telecom Co., Ltd.	474	58,221

Total South Korea		329,016

Spain—5.1%
Acciona S.A.	492	42,620
Acerinox S.A.(a)	1,397	17,972
ACS Actividades de Construccion y Servicios, S.A.(a)	3,572	106,187
Banco Bilbao Vizcaya Argentaria S.A.	32,604	282,730
Banco de Sabadell S.A.(a)	12,219	46,539
Banco Espanol de Credito S.A.(a)	9,371	45,315
Banco Santander S.A.	92,566	705,366
Bankinter S.A.(a)	4,741	29,234
Bolsas y Mercados Espanoles S.A.(a)	710	19,171
CaixaBank(a)	32,895	162,057
Enagas S.A.	2,147	39,828
Endesa S.A.	6,146	126,458
Ferrovial S.A.	4,912	59,461
Fomento de Construcciones y Contratas S.A.	1,949	50,703
Gas Natural SDG S.A.(a)	8,637	148,729
Iberdrola S.A.	44,314	278,369
Indra Sistemas S.A.(a)	1,724	22,015
Mapfre S.A.(a)	20,915	66,655
Mediaset Espana Comunicacion S.A.	3,562	20,392
Red Electrica Corp. S.A.	939	40,305
Repsol YPF S.A.(a)	7,886	242,980
Telefonica S.A.	55,689	967,638
Zardoya Otis S.A.	3,954	54,409

Total Spain		3,575,133

Sweden—1.9%
Boliden AB	2,007	29,423
Castellum AB	1,674	20,829
Electrolux AB Series B	2,010	32,164
Hakon Invest AB	1,726	24,183
Hennes & Mauritz AB Class B	10,280	331,855
Nordea Bank AB	22,362	173,702
Peab AB	3,683	18,428

Investments	Shares	Value
Ratos AB Class B	2,638	$31,073
Scania AB Class B	2,152	32,020
Seco Tools AB Class B	1,975	29,300
Securitas AB Class B	3,163	27,407
Skanska AB Class B	3,798	63,159
Svenska Cellulosa AB Class B	4,220	62,789
Svenska Handelsbanken AB Class A	4,591	121,216
Tele2 AB Class B	2,936	57,347
TeliaSonera AB	35,614	242,975

Total Sweden		1,297,870

Switzerland—5.2%
Baloise Holding AG	494	34,022
Credit Suisse Group AG*	7,227	170,570
Nestle S.A.	16,494	952,493
Novartis AG	16,244	932,845
Roche Holding AG—Genusschein	4,608	784,508
SGS S.A.	39	64,854
Swiss Prime Site AG*	350	26,406
Swiss Re AG*	2,746	140,574
Swisscom AG	433	164,800
Zurich Financial Services AG*	1,542	350,417

Total Switzerland		3,621,489

Taiwan—2.4%
Acer, Inc.	26,000	30,140
Asia Cement Corp.	23,082	25,919
Asustek Computer, Inc.	6,161	43,849
China Development Financial Holding Corp.	64,631	18,293
Chunghwa Telecom Co., Ltd.	57,800	190,891
Compal Electronics, Inc.	45,335	45,217
Delta Electronics, Inc.	13,000	30,912
Far EasTone Telecommunications Co., Ltd.	36,000	67,651
Formosa Chemicals & Fibre Corp.	33,000	87,080
Formosa Petrochemical Corp.	51,000	157,991
Formosa Plastics Corp.	32,000	85,392
Fubon Financial Holding Co., Ltd.	51,447	54,456
Lite-On Technology Corp.	24,120	27,164
Macronix International	49,000	19,581
MediaTek, Inc.	13,000	119,142
Mega Financial Holding Co., Ltd.	53,040	35,385
Quanta Computer, Inc.	34,000	71,528
Siliconware Precision Industries Co.	34,000	30,430
Taiwan Cement Corp.	20,000	23,118
Taiwan Mobile Co., Ltd.	28,800	89,789
Taiwan Semiconductor Manufacturing Co., Ltd.	148,000	370,501
United Microelectronics Corp.	71,000	29,780
Wistron Corp.	16,799	21,277

Total Taiwan		1,675,486

Thailand—0.5%
Advanced Info Service PCL	35,800	159,426
Charoen Pokphand Foods PCL	54,200	56,691
Land and Houses PCL NVDR	142,591	27,795
Siam Cement PCL NVDR	6,995	69,396
Total Access Communication PCL NVDR	22,800	50,225

Total Thailand		363,533

Turkey—0.5%
Arcelik A.S.	4,175	13,529
Eregli Demir ve Celik Fabrikalari TAS	21,787	37,838
Ford Otomotiv Sanayi A.S.	5,881	47,644
Tofas Turk Otomobil Fabrikasi A.S.	5,331	16,711
Tupras Turkiye Petrol Rafinerileri A.S.	2,783	58,943
Turk Telekomunikasyon A.S.	41,139	152,915

Total Turkey		327,580

See Notes to Schedule of Investments.

16        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2011

Investments	Shares	Value
United Kingdom—12.9%
Aberdeen Asset Management PLC	7,377	$24,305
Admiral Group PLC	2,240	29,660
Amlin PLC	5,383	26,260
Antofagasta PLC	8,824	166,618
Ashmore Group PLC	6,752	35,048
AstraZeneca PLC	11,437	528,784
Aviva PLC	29,993	140,209
BAE Systems PLC	29,948	132,692
Balfour Beatty PLC	5,794	23,844
British American Tobacco PLC	13,826	656,535
British Land Co. PLC	8,664	62,274
BT Group PLC	40,188	119,229
Bunzl PLC	2,437	33,480
Cable & Wireless Worldwide PLC	39,216	9,904
Centrica PLC	37,363	167,984
Compass Group PLC	7,969	75,670
Diageo PLC	13,044	285,121
Drax Group PLC	3,124	26,460
Firstgroup PLC	5,709	29,989
GlaxoSmithKline PLC	43,210	988,152
Hays PLC	20,147	20,070
Home Retail Group PLC	12,288	15,927
HSBC Holdings PLC	100,173	764,461
ICAP PLC	5,644	30,428
Imperial Tobacco Group PLC	6,995	264,707
Inmarsat PLC	2,400	15,095
J. Sainsbury PLC	14,212	66,901
Legal & General Group PLC	45,793	73,160
Man Group PLC	30,585	59,748
Marks & Spencer Group PLC	10,712	51,774
National Grid PLC	30,267	293,987
Next PLC	1,182	50,277
Old Mutual PLC	22,432	47,237
Pearson PLC	5,279	99,269
Prudential PLC	14,249	141,392
Reckitt Benckiser Group PLC	3,610	178,408
Reed Elsevier PLC	8,665	69,890
Rexam PLC	6,915	37,914
Royal Dutch Shell PLC Class B	21,142	806,306
RSA Insurance Group PLC	40,664	66,482
Segro PLC	6,401	20,741
Severn Trent PLC	2,441	56,752
SSE PLC	8,363	167,790
Standard Life PLC	26,327	84,407
Tate & Lyle PLC	3,711	40,630
TESCO PLC	43,885	275,160
TUI Travel PLC	9,389	24,193
Unilever PLC	7,263	244,147
United Utilities Group PLC	7,613	71,698
Vodafone Group PLC	449,586	1,249,978
WM Morrison Supermarkets PLC	16,327	82,769

Total United Kingdom		9,033,916

United States—19.9%
Abbott Laboratories	7,509	422,231
Alliant Energy Corp.	981	43,272
Altria Group, Inc.	17,108	507,252
Ameren Corp.	2,004	66,393
American Eagle Outfitters, Inc.	1,448	22,140
American Electric Power Co., Inc.	3,504	144,750
Apollo Investment Corp.	3,096	19,938
Ares Capital Corp.	2,256	34,855
Arthur J. Gallagher & Co.	1,189	39,760
AT&T, Inc.	47,240	1,428,538

Investments	Shares	Value
Bristol-Myers Squibb Co.	12,065	$425,171
Campbell Soup Co.(a)	1,136	37,761
Capitol Federal Financial, Inc.	2,221	25,630
CenterPoint Energy, Inc.	1,714	34,434
CenturyLink, Inc.	3,531	131,353
Cincinnati Financial Corp.(a)	1,624	49,467
ConAgra Foods, Inc.	1,668	44,035
ConocoPhillips	7,318	533,263
Consolidated Edison, Inc.	2,300	142,669
Diamond Offshore Drilling, Inc.(a)	1,216	67,196
Digital Realty Trust, Inc.(a)	405	27,001
Dominion Resources, Inc.	3,745	198,785
DTE Energy Co.	1,186	64,578
Duke Energy Corp.(a)	11,018	242,396
Duke Realty Corp.	2,179	26,257
Edison International	1,868	77,335
Eli Lilly & Co.	9,223	383,308
Entergy Corp.	1,200	87,660
Exelon Corp.	4,958	215,028
Fidelity National Financial, Inc. Class A	1,791	28,531
First Niagara Financial Group, Inc.	5,918	51,072
FirstEnergy Corp.	2,720	120,496
Frontier Communications Corp.	12,807	65,956
H&R Block, Inc.	2,106	34,391
H.J. Heinz Co.	1,947	105,216
HCP, Inc.(a)	2,468	102,249
Health Care REIT, Inc.	1,308	71,325
Hospitality Properties Trust	1,564	35,941
Hudson City Bancorp, Inc.	4,207	26,294
Integrys Energy Group, Inc.	758	41,068
Johnson & Johnson	12,406	813,585
Kimberly-Clark Corp.	2,434	179,045
Kimco Realty Corp.	2,148	34,884
Kraft Foods, Inc. Class A	8,956	334,596
Leggett & Platt, Inc.	852	19,630
Liberty Property Trust	1,218	37,612
Lockheed Martin Corp.	1,738	140,604
Lorillard, Inc.	864	98,496
Macerich Co. (The)(a)	900	45,540
Mack-Cali Realty Corp.	900	24,021
Mattel, Inc.	2,300	63,848
Merck & Co., Inc.	18,344	691,569
Mercury General Corp.	752	34,306
Microchip Technology, Inc.(a)	1,266	46,374
New York Community Bancorp, Inc.(a)	3,744	46,313
NextEra Energy, Inc.	2,256	137,345
NiSource, Inc.	2,867	68,263
NSTAR	852	40,010
Nucor Corp.	1,516	59,988
NYSE Euronext	1,802	47,032
Old Republic International Corp.(a)	2,352	21,803
Paychex, Inc.	2,740	82,501
People’s United Financial, Inc.	2,900	37,265
Pepco Holdings, Inc.	2,482	50,385
Pfizer, Inc.	43,114	932,987
PG&E Corp.	2,312	95,301
Philip Morris International, Inc.	9,462	742,578
Pinnacle West Capital Corp.	1,035	49,866
Pitney Bowes, Inc.(a)	2,000	37,080
Plum Creek Timber Co., Inc.	1,218	44,530
PPL Corp.	3,006	88,437
Progress Energy, Inc.	2,689	150,638
Public Service Enterprise Group, Inc.	3,006	99,228
R.R. Donnelley & Sons Co.(a)	2,156	31,111

See Notes to Schedule of Investments.

17        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2011

Investments	Shares	Value
Realty Income Corp.	1,200	$41,952
Regal Entertainment Group Class A(a)	2,016	24,071
Regency Centers Corp.	792	29,795
Reynolds American, Inc.	4,768	197,491
SCANA Corp.(a)	1,091	49,160
Senior Housing Properties Trust	1,531	34,356
Southern Co. (The)	5,627	260,474
Southern Copper Corp.	7,537	227,467
Spectra Energy Corp.	4,199	129,119
Sysco Corp.	2,410	70,685
TECO Energy, Inc.	1,942	37,170
Ventas, Inc.	1,781	98,187
Verizon Communications, Inc.	22,133	887,976
Waste Management, Inc.	2,703	88,415
Windstream Corp.(a)	6,117	71,814
Xcel Energy, Inc.	3,399	93,948

Total United States		13,993,846

TOTAL COMMON STOCKS
(Cost: $73,012,840)		69,745,367

EXCHANGE-TRADED FUNDS—0.3%
United States—0.3%
WisdomTree DEFA Equity Income Fund(c)	3,744	136,881
WisdomTree Equity Income Fund(a)(c)	1,060	45,495

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $175,885)		182,376

RIGHTS—0.0%
Chile—0.0%
Quinenco S.A., expiring 1/18/12*
(Cost: $0)	2,580	—

TOTAL LONG-TERM INVESTMENTS
(Cost: $73,188,725)		69,927,743

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $13,831)	13,831	13,831

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—5.4%
MONEY MARKET FUND—5.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $3,792,729)(f)	3,792,729	3,792,729

TOTAL INVESTMENTS IN SECURITIES—105.0%
(Cost: $76,995,285)(g)		73,734,303
Liabilities in Excess of Foreign Currency and Other Assets—(5.0)%		(3,517,725)

NET ASSETS—100.0%		$70,216,578

ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PCL — Public Company Limited

* Non-income producing security.
(a) Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b) Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c) Affiliated company (See Note 4).
(d) Rate shown represents annualized 7-day yield as of December 31, 2011.
(e) Interest rate shown reflects yield as of December 31, 2011.

(f) At December 31, 2011, the total market value of the Fund’s securities on loan was $3,581,908 and the total market value of the collateral held by the Fund was $3,792,729.
(g) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

18        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.2%
Austria—1.4%
Austriamicrosystems AG	548	$22,504
CAT Oil AG	6,582	37,903
RHI AG	2,797	54,827
Schoeller-Bleckmann Oilfield Equipment AG	987	87,409
Semperit AG Holding	1,947	75,193
Zumtobel AG	1,202	16,719

Total Austria		294,555

Belgium—4.1%
Arseus N.V.	3,293	47,151
Barco N.V.	689	34,668
Cie Maritime Belge S.A.	6,202	136,789
Cofinimmo(a)	2,684	316,438
EVS Broadcast Equipment S.A.	2,105	107,910
Exmar N.V.	10,670	79,645
Ion Beam Applications	1,340	8,297
Melexis N.V.(a)	2,726	36,697
Recticel S.A.	3,381	20,014
Tessenderlo Chemie N.V.	3,022	80,579

Total Belgium		868,188

Denmark—1.4%
Auriga Industries Class B	2,057	26,766
D/S Norden	5,338	125,401
East Asiatic Co., Ltd. A/S	1,232	25,499
NKT Holding A/S(a)	512	17,063
Royal UNIBREW A/S	1,008	56,603
Sydbank A/S	2,148	33,803

Total Denmark		285,135

Finland—5.9%
Aktia Oyj Class A	5,472	34,665
Alma Media Oyj	20,961	167,073
Citycon Oyj	7,353	22,050
F-Secure Oyj	9,792	25,550
HKScan Oyj Class A	5,899	43,190
Huhtamaki Oyj	13,955	165,940
Lassila & Tikanoja Oyj	4,145	61,826
Oriola-KD Oyj Class B	5,416	12,093
Orion Oyj Class A	8,701	171,461
PKC Group Oyj	1,848	27,540
Poyry Oyj	986	6,937
Raisio PLC Class V	16,075	49,874
Ramirent Oyj	7,883	56,283
Stockmann Oyj Abp Class B(a)	4,369	67,946
Tieto Oyj(a)	12,147	173,455
Tikkurila Oyj	5,370	89,857
Uponor Oyj(a)	9,351	83,273

Total Finland		1,259,013

France—3.9%
Alten Ltd.	3,090	72,965
April	3,782	57,688
Assystem	928	14,275
Beneteau S.A.	2,286	24,014
Groupe Steria SCA	843	14,396
IPSOS	1,785	50,862
LaCie S.A.(a)	9,524	37,833
Mersen	1,185	35,919
NRJ Group	8,066	70,574
Plastic Omnium S.A.	3,157	62,949
Rubis	2,334	122,407
Saft Groupe S.A.	2,165	61,409
Sechilienne-Sidec	3,160	44,898

Investments	Shares	Value
Sequana S.A.	5,322	$29,639
Societe d’Edition de Canal +	20,548	114,380
Sword Group	1,098	17,176

Total France		831,384

Germany—7.2%
Asian Bamboo AG	501	9,681
Bauer AG(a)	968	26,514
BayWa AG	1,445	51,201
Bechtle AG	1,202	40,882
Bertrandt AG	576	37,918
Carl Zeiss Meditec AG	6,542	138,597
Comdirect Bank AG	20,256	196,663
CropEnergies AG	3,403	21,655
Delticom AG	1,119	96,890
Demag Cranes AG(a)	643	41,001
Deutsche Wohnen AG	4,706	62,710
Drillisch AG	8,056	74,387
Duerr AG	622	27,453
Freenet AG	7,952	103,229
Gerresheimer AG	1,174	49,066
Gerry Weber International AG	2,798	85,611
H&R AG	2,809	60,350
Indus Holding AG	1,304	31,926
Kontron AG	4,040	26,553
Leoni AG	1,471	49,172
MLP AG	13,132	87,350
Pfeiffer Vacuum Technology AG	1,103	96,822
Praktiker AG(a)	2,450	4,348
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	505	9,650
Solarworld AG(a)	5,835	24,618
VTG AG	565	9,751
Wacker Neuson SE	2,585	32,047
Wirecard AG	2,176	35,084

Total Germany		1,531,129

Ireland—1.8%
C&C Group PLC	18,675	69,577
FBD Holdings PLC	5,136	43,337
Grafton Group PLC	14,521	44,996
Greencore Group PLC	41,801	34,186
IFG Group PLC	10,612	14,465
Kingspan Group PLC	6,842	56,489
Origin Enterprises PLC	7,788	30,836
Total Produce PLC	47,616	23,489
United Drug PLC	26,956	71,736

Total Ireland		389,111

Italy—10.6%
Alerion Cleanpower SpA	2,357	12,637
Amplifon SpA	4,056	17,228
Ansaldo STS SpA	10,204	97,427
Arnoldo Mondadori Editore SpA(a)	45,828	80,492
Ascopiave SpA	33,793	59,266
Astaldi SpA	8,338	53,579
Autostrada Torino-Milano SpA	7,672	74,546
Azimut Holding SpA	16,492	132,629
Banca Generali SpA	17,728	165,698
Banca Piccolo Credito Valtellinese SCRL	27,090	61,542
Banca Popolare di Milano SCRL	201,871	80,347
Banco di Desio e della Brianza SpA	8,199	31,611
BasicNet SpA	10,899	30,052
Benetton Group SpA	21,153	81,116
Brembo SpA	6,013	51,674
Cairo Communications SpA	16,855	61,396

See Notes to Schedule of Investments.

19 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2011

Investments	Shares	Value
Cementir Holding SpA	10,726	$22,139
Cofide SpA	23,439	16,948
Credito Artigiano SpA	42,513	45,475
Danieli & Co. Officine Meccaniche SpA	1,887	39,953
Danieli & Co. Officine Meccaniche SpA RSP	4,333	46,377
Esprinet SpA	5,516	18,747
Exor SpA RSP	1,170	19,608
Falck Renewables SpA	5,909	6,516
Fiat SpA RSP	12,447	52,579
Geox SpA(a)	28,057	78,963
Gruppo Editoriale L’Espresso SpA(a)	39,180	55,388
Immobiliare Grande Distribuzione	34,912	33,515
IMMSI SpA	34,460	25,051
Indesit Co. SpA	11,693	56,376
Interpump Group SpA	5,131	34,603
Italcementi SpA(a)	8,616	50,981
Italcementi SpA RSP	10,486	26,544
KME Group SpA	56,911	22,415
Landi Renzo SpA	8,515	13,497
Maire Tecnimont SpA(a)	34,639	44,585
MARR SpA	10,966	92,317
Piaggio & C. SpA	25,094	59,223
Piquadro SpA	2,344	4,692
Servizi Italia SpA	1,291	6,134
Societa Cattolica di Assicurazioni SCRL	8,283	155,267
Sogefi SpA	16,716	42,271
Trevi Finanziaria Industriale SpA	2,232	14,244
Zignago Vetro SpA	10,730	62,793

Total Italy		2,238,441

Netherlands—3.7%
Arcadis N.V.	5,182	81,397
BE Semiconductor Industries N.V.	2,847	18,923
Beter Bed Holding N.V.	3,634	65,974
BinckBank N.V.	10,731	116,041
Brunel International N.V.	1,370	40,513
Exact Holding N.V.	5,760	119,637
Grontmij N.V. CVA	1,818	12,343
Heijmans N.V. CVA	596	6,335
Koninklijke BAM Groep N.V.	4,408	18,655
Koninklijke Ten Cate N.V.	1,421	39,218
Koninklijke Wessanen N.V.	2,068	7,592
Mediq N.V.	5,185	79,189
Sligro Food Group N.V.	2,728	73,483
TKH Group N.V.	3,048	67,067
Unit 4 N.V.	560	13,303
USG People N.V.	4,170	34,699

Total Netherlands		794,369

Norway—4.4%
ABG Sundal Collier Holding ASA	156,688	96,881
Atea ASA	9,592	96,435
Austevoll Seafood ASA	23,460	82,551
BWG Homes ASA	10,609	17,065
Leroey Seafood Group ASA	9,497	133,672
Nordic Semiconductor ASA	8,550	20,487
Salmar ASA	9,986	50,198
Sparebank 1 Nord Norge	7,893	42,719
SpareBank 1 SMN	16,279	107,200
SpareBank 1 SR Bank ASA*	18,377	125,327
Tomra Systems ASA	5,211	35,014
Veidekke ASA	19,762	128,149

Total Norway		935,698

Portugal—2.2%
Mota-Engil, SGPS, S.A.	46,221	62,102
REN—Redes Energeticas Nacionais S.A.	56,145	153,787

Investments	Shares	Value
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.*	12,150	$84,698
Sonaecom—SGPS S.A.	31,284	49,343
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	41,558	125,268

Total Portugal		475,198

Spain—4.1%
Antena 3 de Television S.A.(a)	47,864	288,926
Banco Pastor S.A.	18,503	79,985
Caja de Ahorros del Mediterraneo(a)	7,768	13,513
Campofrio Food Group S.A.	2,987	24,933
Duro Felguera S.A.	23,972	157,463
Faes Farma S.A.	19,560	31,867
Fluidra S.A.	5,675	14,071
Grupo Empresarial Ence S.A.	29,431	66,669
Laboratorios Farmaceuticos Rovi S.A.	3,963	26,186
Papeles y Cartones de Europa S.A.	6,183	20,026
Pescanova S.A.	1,167	39,055
Viscofan S.A.	2,615	97,291

Total Spain		859,985

Sweden—14.0%
AarhusKarlshamn AB	2,500	72,754
Acando AB	7,300	15,494
AF AB Class B	2,545	41,208
Atrium Ljungberg AB Class B	9,198	98,282
Axis Communications AB	6,772	136,817
Bilia AB Class A	7,033	99,258
Billerud AB	15,047	128,404
Byggmax Group AB	4,764	18,416
Clas Ohlson AB Class B	7,045	82,728
Duni AB	6,924	54,541
Fabege AB	22,836	179,549
Gunnebo AB	2,273	7,958
Hexpol AB	1,381	40,693
Hoganas AB Class B	4,121	127,742
Husqvarna AB Class A	11,095	51,240
Industrial & Financial Systems Class B	1,486	19,075
Indutrade AB	2,837	75,733
Intrum Justitia AB	9,549	150,089
KNOW IT AB	1,708	11,835
Kungsleden AB	13,713	92,016
Lindab International AB	5,211	28,429
Loomis AB Class B	7,059	101,942
Mekonomen AB	2,970	97,479
MQ Holding AB	4,892	14,772
NCC AB Class B	15,532	274,149
New Wave Group AB Class B	3,423	11,484
Nibe Industrier AB Class B	4,085	60,632
Nolato AB Class B	6,369	47,150
Nordnet AB Class B	13,966	31,781
Orc Group AB(a)	6,205	77,842
Oresund Investment AB	8,036	109,897
Proffice AB Class B	3,332	10,450
Skandinaviska Enskilda Banken AB Class C	7,676	43,669
SkiStar AB	5,195	61,951
SSAB AB Class B	8,055	62,040
Svenska Cellulosa AB Class A	11,075	163,008
Svenska Handelsbanken AB Class B	2,157	55,661
Sweco AB Class B	9,922	83,222
Systemair AB	1,716	20,714
Wihlborgs Fastigheter AB	8,102	107,549

Total Sweden		2,967,653

See Notes to Schedule of Investments.

20        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2011

Investments	Shares	Value
Switzerland—0.8%
AFG Arbonia-Forster Holding*	416	$7,830
Ascom Holding AG	1,588	14,265
Highlight Communications AG*	4,387	19,619
Kudelski S.A.	2,440	22,180
Mobilezone Holding AG	6,172	62,703
Swisslog Holding AG*	21,239	15,672
Tecan Group AG*	453	30,762

Total Switzerland		173,031

United Kingdom—33.7%
A.G.BARR PLC	1,879	35,421
Abcam PLC	4,979	28,243
Anite PLC	8,315	12,050
Ashtead Group PLC	23,080	81,063
Atkins WS PLC	10,122	97,530
Aveva Group PLC	1,935	43,003
BBA Aviation PLC	50,024	138,381
Bellway PLC	4,978	55,121
Berendsen PLC	20,633	139,550
Bloomsbury Publishing PLC	9,746	14,919
Bodycote PLC	13,060	53,339
Booker Group PLC	105,526	121,359
Bovis Homes Group PLC	2,531	17,276
Brammer PLC	5,030	18,800
Brewin Dolphin Holdings PLC	35,301	75,160
Britvic PLC	28,358	141,777
Chesnara PLC	22,848	62,405
Chime Communications PLC	4,147	11,021
Cineworld Group PLC	23,106	73,703
Close Brothers Group PLC	22,919	220,656
Collins Stewart Hawkpoint PLC	40,807	54,857
Computacenter PLC	12,786	66,487
Consort Medical PLC	2,618	21,971
Costain Group PLC	8,740	25,111
CPP Group PLC	35,878	62,449
Cranswick PLC	4,880	56,273
CSR PLC	6,919	19,731
Dairy Crest Group PLC	18,661	97,444
De La Rue PLC	17,545	243,083
Debenhams PLC	59,593	54,225
Dechra Pharmaceuticals PLC	4,071	32,836
Development Securities PLC	5,449	12,702
Devro PLC	12,979	52,000
Dignity PLC	3,294	42,029
Diploma PLC	8,251	43,559
Domino Printing Sciences PLC	7,538	59,980
Domino’s Pizza UK & IRL PLC	12,065	75,470
DS Smith PLC	29,171	89,763
Dunelm Group PLC	11,403	76,875
E2V Technologies PLC	3,958	6,505
Elementis PLC	25,407	54,173
EMIS Group PLC	2,926	22,850
Euromoney Institutional Investor PLC	9,296	90,293
F&C Asset Management PLC	71,114	72,334
Fenner PLC	10,654	66,329
Fiberweb PLC	25,577	21,266
Fidessa Group PLC	4,257	100,097
Filtrona PLC	15,159	89,617
Galliford Try PLC	6,721	49,614
Game Group PLC	172,716	20,131
Genus PLC	1,674	27,134
Go-Ahead Group PLC	3,925	84,239
Greene King PLC	27,632	209,218
Greggs PLC	10,826	85,133

Investments	Shares	Value
Halfords Group PLC	33,304	$149,580
Hargreaves Services PLC	1,980	33,387
Hill & Smith Holdings PLC	8,631	33,534
Hilton Food Group Ltd.	2,281	9,926
Hunting PLC	8,021	93,491
Interserve PLC	20,064	99,999
ITE Group PLC	16,641	52,758
JD Sports Fashion PLC	3,590	34,814
JD Wetherspoon PLC	3,106	20,042
John Menzies PLC	6,698	55,170
Kcom Group PLC	37,128	40,390
Keller Group PLC	11,170	46,263
Kesa Electricals PLC	67,435	70,531
Kier Group PLC	4,565	96,485
Laird PLC	35,168	84,277
London & Stamford Property PLC	77,887	130,728
Lookers PLC	26,910	21,224
Low & Bonar PLC	19,928	12,388
Marshalls PLC	24,022	33,786
Marston’s PLC	91,995	131,174
May Gurney Integrated Services PLC	3,797	16,604
McBride PLC*	15,895	27,667
Mears Group PLC	6,212	21,239
Melrose Resources PLC	5,587	10,246
Micro Focus International PLC*	23,457	140,787
Mitie Group PLC	33,819	127,716
Moneysupermarket.com Group PLC	54,661	89,196
Morgan Crucible Co. PLC	19,666	80,381
Morgan Sindall Group PLC	8,776	80,946
Mothercare PLC(a)	12,105	31,276
N. Brown Group PLC	34,800	125,959
NCC Group PLC	1,697	22,015
Novae Group PLC	9,831	51,450
Oxford Instruments PLC	1,254	18,514
Pace PLC	15,096	16,892
Phoenix IT Group Ltd.	6,912	17,295
Premier Farnell PLC	40,666	113,758
Promethean World PLC	21,901	18,720
Rank Group PLC	16,451	32,393
Restaurant Group PLC	18,430	85,325
Robert Walters PLC	2,312	5,821
Robert Wiseman Dairies PLC	4,003	15,973
RPC Group PLC	8,827	49,111
RPS Group PLC	12,417	34,735
RSM Tenon Group PLC	62,981	9,250
RWS Holdings PLC	3,292	22,127
Savills PLC	12,572	64,007
SDL PLC	1,935	19,998
Senior PLC	23,961	63,677
Severfield-Rowen PLC	8,665	22,421
Shanks Group PLC	26,331	37,156
Smiths News PLC	53,509	68,190
Spirent Communications PLC	20,491	37,545
Sportingbet PLC	53,404	26,143
St. Modwen Properties PLC	9,535	16,745
Sthree PLC	9,758	34,273
Synergy Health PLC	1,034	13,603
Telecom Plus PLC	6,068	72,896
TT electronics PLC	4,984	10,418
Tullett Prebon PLC	30,012	125,932
Ultra Electronics Holdings PLC	4,863	111,701
Umeco PLC	6,517	36,334
Vitec Group PLC (The)	3,353	28,960
WH Smith PLC	17,909	147,929
Wilmington Group PLC	14,707	19,428

See Notes to Schedule of Investments.

21        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2011

Investments	Shares	Value
WSP Group PLC	8,324	$26,584
Yule Catto & Co. PLC	10,163	25,950

Total United Kingdom		7,151,788

TOTAL COMMON STOCKS
(Cost: $24,620,899)		21,054,678

EXCHANGE-TRADED FUND—0.0%

United States—0.0%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $2,647)	63	2,712

RIGHTS—0.0%

Sweden—0.0%
Oresund Investment AB, expiring 1/24/12*
(Cost: $0)	8,036	7,854

TOTAL LONG-TERM INVESTMENTS
(Cost: $24,623,546)		21,065,244

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $879)	879	879

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—7.2%

MONEY MARKET FUND—7.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $1,530,545)(e)	1,530,545	1,530,545

TOTAL INVESTMENTS IN SECURITIES—106.4%
(Cost: $26,154,970)(f)		22,596,668
Liabilities in Excess of Foreign Currency and Other Assets—(6.4)%		(1,361,265)

NET ASSETS—100.0%		$21,235,403

RSP — Risparmio Italian Savings Shares

* Non-income producing security.
(a) Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b) Affiliated company (See Note 4).
(c) Rate shown represents annualized 7-day yield as of December 31, 2011.
(d) Interest rate shown reflects yield as of December 31, 2011.
(e) At December 31, 2011, the total market value of the Fund’s securities on loan was $1,398,206 and the total market value of the collateral held by the Fund was $1,530,545.
(f) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

22        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—100.7%

Advertising—0.1%
Hakuhodo DY Holdings, Inc.	2,570	$147,640
Moshi Moshi Hotline, Inc.	28,150	265,255

Total Advertising		412,895

Agriculture—1.4%
Hokuto Corp.	7,400	161,773
Japan Tobacco, Inc.	1,094	5,147,231
Sakata Seed Corp.	9,700	139,184

Total Agriculture		5,448,188

Airlines—0.1%
All Nippon Airways Co., Ltd.(a)	80,000	223,551

Apparel—0.3%
Asics Corp.	11,692	131,903
Atsugi Co., Ltd.	107,000	127,944
Descente Ltd.	29,519	155,767
Gunze Ltd.	55,000	160,840
Onward Holdings Co., Ltd.	53,182	390,536
Wacoal Holdings Corp.	25,000	332,077

Total Apparel		1,299,067

Auto Manufacturers—5.6%
Daihatsu Motor Co., Ltd.	62,000	1,107,201
Fuji Heavy Industries Ltd.	79,000	477,450
Hino Motors Ltd.	48,000	291,344
Honda Motor Co., Ltd.(a)	184,977	5,644,996
Isuzu Motors Ltd.	98,000	453,444
Nissan Motor Co., Ltd.	336,700	3,028,287
Nissan Shatai Co., Ltd.	21,000	204,159
Shinmaywa Industries Ltd.	37,000	148,596
Suzuki Motor Corp.	18,736	387,675
Toyota Motor Corp.	318,437	10,615,946

Total Auto Manufacturers		22,359,098

Auto Parts & Equipment—2.7%
Aisin Seiki Co., Ltd.	28,908	824,333
Akebono Brake Industry Co., Ltd.	33,600	144,986
Bridgestone Corp.	51,968	1,178,635
Calsonic Kansei Corp.	25,000	142,644
Denso Corp.	72,414	2,000,938
Exedy Corp.	4,600	132,786
FCC Co., Ltd.	5,700	115,867
JTEKT Corp.	32,378	318,562
Keihin Corp.	8,300	137,650
Koito Manufacturing Co., Ltd.	11,501	161,438
KYB Co., Ltd.(a)	19,000	89,888
Musashi Seimitsu Industry Co., Ltd.	5,500	118,950
NGK Spark Plug Co., Ltd.	29,000	359,956
NHK Spring Co., Ltd.	31,000	274,785
Nifco, Inc.	7,300	204,085
Nippon Seiki Co., Ltd.	11,000	119,379
Nissin Kogyo Co., Ltd.	8,200	117,874
NOK Corp.	14,500	249,331
Sanden Corp.	29,000	87,445
Stanley Electric Co., Ltd.	15,026	220,879
Sumitomo Electric Industries Ltd.	84,100	915,984
Sumitomo Rubber Industries Ltd.	23,596	283,373
Taiho Kogyo Co., Ltd.	15,500	134,774
Tokai Rika Co., Ltd.	17,114	262,248
Topre Corp.	15,200	149,550
Toyo Tire & Rubber Co., Ltd.	58,000	131,921
Toyoda Gosei Co., Ltd.	11,840	188,818

Investments	Shares	Value
Toyota Boshoku Corp.	17,200	$179,511
Toyota Industries Corp.	33,300	906,726
TS Tech Co., Ltd.	9,800	155,266
Yokohama Rubber Co., Ltd. (The)	67,917	381,338

Total Auto Parts & Equipment		10,689,920

Banks—11.8%
77 Bank Ltd. (The)	71,000	306,369
Akita Bank Ltd. (The)	67,000	193,319
Aomori Bank Ltd. (The)	47,000	143,553
Aozora Bank Ltd.	93,000	256,252
Awa Bank Ltd. (The)	30,000	201,976
Bank of Iwate Ltd. (The)	5,300	229,387
Bank of Kyoto Ltd. (The)	43,000	370,535
Bank of Nagoya Ltd. (The)	74,000	236,600
Bank of Saga Ltd. (The)	83,000	208,201
Bank of the Ryukyus Ltd.	11,100	137,199
Bank of Yokohama Ltd. (The)	191,692	906,887
Chiba Bank Ltd. (The)	105,045	677,181
Chugoku Bank Ltd. (The)	29,000	404,432
Chukyo Bank Ltd. (The)	80,000	205,875
Daisan Bank Ltd. (The)	75,000	154,016
Ehime Bank Ltd. (The)	59,000	174,838
FIDEA Holdings Co., Ltd.	55,600	143,806
Fukui Bank Ltd. (The)	74,000	225,058
Fukuoka Financial Group, Inc.	94,878	398,305
Gunma Bank Ltd. (The)	71,000	390,343
Hachijuni Bank Ltd. (The)	59,000	336,639
Higo Bank Ltd. (The)	33,000	186,574
Hiroshima Bank Ltd. (The)	81,000	376,891
Hokkoku Bank Ltd. (The)	70,000	256,564
Hokuhoku Financial Group, Inc.	121,000	235,898
Hyakugo Bank Ltd. (The)	69,000	273,525
Iyo Bank Ltd. (The)	33,000	325,968
Joyo Bank Ltd. (The)	87,314	385,843
Kagoshima Bank Ltd. (The)	34,000	238,627
Keiyo Bank Ltd. (The)	53,000	262,451
Michinoku Bank Ltd. (The)	44,000	82,922
Mie Bank Ltd. (The)	73,000	165,090
Mitsubishi UFJ Financial Group, Inc.	2,707,783	11,508,254
Miyazaki Bank Ltd. (The)	49,000	120,367
Mizuho Financial Group, Inc.	6,783,845	9,169,741
Musashino Bank Ltd. (The)	7,000	233,000
Nishi-Nippon City Bank Ltd. (The)	68,704	197,343
Oita Bank Ltd. (The)	20,000	57,707
Resona Holdings, Inc.	470,161	2,071,544
San-In Godo Bank Ltd. (The)	11,000	82,493
Sapporo Hokuyo Holdings, Inc.	39,400	141,336
Senshu Ikeda Holdings, Inc.	237,116	348,247
Shiga Bank Ltd. (The)	43,000	292,852
Shikoku Bank Ltd. (The)	62,000	232,883
Shinsei Bank Ltd.	260,000	270,341
Shizuoka Bank Ltd. (The)	82,008	864,420
Sumitomo Mitsui Financial Group, Inc.	358,759	9,997,131
Sumitomo Mitsui Trust Holdings, Inc.	264,517	776,980
Suruga Bank Ltd.	44,000	394,021
Tochigi Bank Ltd. (The)	44,000	157,837
Toho Bank Ltd. (The)	78,000	226,072
TOMONY Holdings, Inc.	46,787	205,537
Tsukuba Bank Ltd.	22,700	74,644
Yamagata Bank Ltd. (The)	30,000	146,608
Yamaguchi Financial Group, Inc.	36,000	343,904
Yamanashi Chuo Bank Ltd. (The)	42,000	170,860

Total Banks		47,175,246

See Notes to Schedule of Investments.

23        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2011

Investments	Shares	Value
Beverages—0.9%
Asahi Group Holdings Ltd.	36,114	$793,250
Coca-Cola Central Japan Co., Ltd.	10,011	127,772
Coca-Cola West Co., Ltd.	21,828	378,742
Ito En Ltd.	19,276	331,706
Kagome Co., Ltd.(a)	7,600	151,229
Kirin Holdings Co., Ltd.(a)	123,274	1,499,668
Sapporo Holdings Ltd.	67,000	253,405
Takara Holdings, Inc.	39,000	250,910

Total Beverages		3,786,682

Building Materials—1.1%
Asahi Glass Co., Ltd.(a)	138,194	1,160,298
Central Glass Co., Ltd.	36,000	174,058
Daikin Industries Ltd.	19,820	543,028
Fujitec Co., Ltd.	25,000	156,616
JS Group Corp.	41,749	800,361
Nichias Corp.	24,000	132,883
Nippon Sheet Glass Co., Ltd.	143,092	267,809
Rinnai Corp.	2,900	207,681
Sanwa Holdings Corp.	68,831	205,759
Sumitomo Osaka Cement Co., Ltd.	56,000	152,846
Taiheiyo Cement Corp.	115,000	219,717
Takara Standard Co., Ltd.	29,000	219,366
TOTO Ltd.	34,008	262,552

Total Building Materials		4,502,974

Chemicals—4.0%
ADEKA Corp.	21,800	214,203
Aica Kogyo Co., Ltd.	19,929	269,640
Air Water, Inc.	31,000	394,853
Asahi Kasei Corp.	170,288	1,026,951
Chugoku Marine Paints Ltd.	17,000	105,394
Daicel Corp.	43,000	262,113
Denki Kagaku Kogyo K.K.	79,000	292,631
DIC Corp.	119,715	217,833
Hitachi Chemical Co., Ltd.	24,015	423,243
JSR Corp.	33,817	624,125
Kaneka Corp.	73,925	393,934
Kansai Paint Co., Ltd.	24,000	214,297
Koatsu Gas Kogyo Co., Ltd.	26,000	158,825
Kuraray Co., Ltd.	58,836	837,346
Lintec Corp.	5,600	101,461
Mitsubishi Chemical Holdings Corp.	164,163	904,667
Mitsubishi Gas Chemical Co., Inc.	60,109	333,592
Mitsui Chemicals, Inc.	125,000	381,791
Nihon Nohyaku Co., Ltd.	30,000	123,603
Nippon Carbon Co., Ltd.	46,000	129,140
Nippon Kayaku Co., Ltd.	29,000	279,672
Nippon Paint Co., Ltd.	23,000	159,332
Nippon Shokubai Co., Ltd.	24,000	257,967
Nippon Synthetic Chemical Industry Co., Ltd. (The)	19,000	109,397
Nissan Chemical Industries Ltd.	20,665	200,097
Nitto Denko Corp.	17,067	610,898
NOF Corp.	42,000	214,531
Sakata INX Corp.	29,000	130,790
Sanyo Chemical Industries Ltd.	18,000	117,676
Sekisui Jushi Corp.	13,000	131,284
Shin-Etsu Chemical Co., Ltd.	61,290	3,019,094
Showa Denko K.K.	194,181	393,712
Sumitomo Bakelite Co., Ltd.	52,000	291,292
Sumitomo Chemical Co., Ltd.	203,010	741,432
Taiyo Holdings Co., Ltd.	8,200	211,661
Taiyo Nippon Sanso Corp.	56,022	391,004
Takasago International Corp.	28,000	129,919

Investments	Shares	Value
Toagosei Co., Ltd.	31,000	$127,320
Tokai Carbon Co., Ltd.	33,000	179,283
Tokuyama Corp.(a)	47,000	149,662
Tosoh Corp.	81,370	217,861
Toyo Ink SC Holdings Co., Ltd.	53,000	196,322
Ube Industries Ltd.	123,241	337,976
Zeon Corp.	15,000	130,231

Total Chemicals		16,138,055

Commercial Services—1.4%
Aeon Delight Co., Ltd.	11,000	222,602
Dai Nippon Printing Co., Ltd.	128,694	1,237,764
Daiseki Co., Ltd.	6,500	105,855
Kamigumi Co., Ltd.	23,000	198,492
Kyoritsu Maintenance Co., Ltd.	6,400	118,534
Meitec Corp.	6,200	119,665
Nichii Gakkan Co.	15,800	192,828
Nohmi Bosai Ltd.	25,451	158,779
Nomura Co., Ltd.	43,000	126,865
Park24 Co., Ltd.	34,077	452,648
Secom Co., Ltd.	33,583	1,549,515
Toppan Forms Co., Ltd.	30,100	229,643
Toppan Printing Co., Ltd.(a)	144,517	1,063,122

Total Commercial Services		5,776,312

Computers—1.0%
Fujitsu Ltd.	279,000	1,450,481
Ines Corp.	21,000	147,933
Information Services International-Dentsu Ltd.	13,100	129,910
Itochu Techno-Solutions Corp.	13,786	619,062
Melco Holdings, Inc.	5,200	140,645
NEC Fielding Ltd.	15,000	193,398
NS Solutions Corp.	7,000	139,563
Otsuka Corp.	6,704	461,804
SCSK Corp.(a)	11,400	181,950
TDK Corp.	12,051	534,103

Total Computers		3,998,849

Cosmetics/Personal Care—1.4%
Kao Corp.	91,962	2,513,596
Kose Corp.	7,800	195,558
Lion Corp.	56,291	332,888
Mandom Corp.	5,100	134,957
Pigeon Corp.	4,000	162,984
Pola Orbis Holdings, Inc.	6,621	178,993
Shiseido Co., Ltd.	84,051	1,545,778
Unicharm Corp.	8,300	409,390

Total Cosmetics/Personal Care		5,474,144

Distribution/Wholesale—5.5%
Ai Holdings Corp.	26,411	113,622
Canon Marketing Japan, Inc.	25,600	299,454
Daiwabo Holdings Co., Ltd.	66,000	150,117
Doshisha Co., Ltd.	5,500	158,910
Hakuto Co., Ltd.	14,300	139,208
Hitachi High-Technologies Corp.	12,000	260,463
ITOCHU Corp.	210,243	2,136,860
Itochu Enex Co., Ltd.	36,100	202,693
Iwatani Corp.	51,000	169,691
Marubeni Corp.	226,278	1,379,313
Matsuda Sangyo Co., Ltd.	9,400	143,553
Mitsubishi Corp.	284,700	5,753,945
Mitsui & Co., Ltd.	375,318	5,839,039
Nagase & Co., Ltd.	22,500	245,353
Paltac Corp.	13,890	178,364
Ryoden Trading Co., Ltd.	28,000	159,397

See Notes to Schedule of Investments.

24        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2011

Investments	Shares	Value
San-Ai Oil Co., Ltd.	24,000	$102,002
Ship Healthcare Holdings, Inc.	7,532	164,658
Sojitz Corp.	156,000	241,279
Sumitomo Corp.(a)	215,014	2,911,939
Toyota Tsusho Corp.	50,610	895,246
Trusco Nakayama Corp.	7,300	133,210
Yamazen Corp.	19,600	143,676

Total Distribution/Wholesale		21,921,992

Diversified Financial Services—0.9%
Century Tokyo Leasing Corp.	15,705	296,995
Daiwa Securities Group, Inc.	152,545	475,836
Hitachi Capital Corp.	25,100	348,085
Ichiyoshi Securities Co., Ltd.	22,500	96,211
Jaccs Co., Ltd.	52,000	155,446
Nomura Holdings, Inc.	447,800	1,356,088
Okasan Securities Group, Inc.	50,000	158,565
ORIX Corp.	6,350	524,903
Tokai Tokyo Financial Holdings, Inc.	82,000	222,745

Total Diversified Financial Services		3,634,874

Electric—4.4%
Chubu Electric Power Co., Inc.	210,816	3,937,387
Chugoku Electric Power Co., Inc. (The)	90,713	1,590,484
Electric Power Development Co., Ltd.	33,495	891,139
Hokkaido Electric Power Co., Inc.	58,808	837,712
Hokuriku Electric Power Co.	48,900	913,300
Kansai Electric Power Co., Inc. (The)	260,720	4,001,954
Kyushu Electric Power Co., Inc.	140,210	2,008,207
Okinawa Electric Power Co., Inc. (The)	600	25,578
Shikoku Electric Power Co., Inc.	50,508	1,448,150
Tohoku Electric Power Co., Inc.	204,006	1,959,455

Total Electric		17,613,366

Electrical Components & Equipment—1.4%
Brother Industries Ltd.	33,909	416,481
Casio Computer Co., Ltd.	24,600	149,314
Fujikura Ltd.	46,000	134,520
Furukawa Electric Co., Ltd.	76,971	177,071
GS Yuasa Corp.(a)	48,000	258,279
Hitachi Ltd.	308,000	1,617,260
Mitsubishi Electric Corp.	162,000	1,553,886
Nidec Corp.	8,300	721,692
Nippon Signal Co., Ltd. (The)	18,400	109,290
Tatsuta Electric Wire and Cable Co., Ltd.	15,051	63,968
Tokyo Rope Manufacturing Co., Ltd.	32,000	62,386
Toshiba TEC Corp.	35,000	124,643
Ushio, Inc.	12,300	177,770

Total Electrical Components & Equipment		5,566,560

Electronics—2.8%
Advantest Corp.	9,400	89,553
Alps Electric Co., Ltd.	29,800	204,890
Anritsu Corp.(a)	15,000	165,324
Cosel Co., Ltd.(a)	8,200	116,701
Dainippon Screen Manufacturing Co., Ltd.	15,000	126,527
Fujitsu General Ltd.	19,000	108,656
Futaba Corp.	8,000	127,684
Hamamatsu Photonics K.K.	6,400	224,008
Hirose Electric Co., Ltd.	5,320	466,727
Horiba Ltd.	4,300	129,660
Hoya Corp.	96,957	2,089,352
Ibiden Co., Ltd.	13,401	265,094
Japan Aviation Electronics Industry Ltd.	19,000	131,375
Keyence Corp.	1,100	265,350
Koa Corp.	12,800	112,961

Investments	Shares	Value
Kuroda Electric Co., Ltd.	12,600	$136,415
Kyocera Corp.	16,781	1,350,070
Minebea Co., Ltd.	56,000	234,364
Murata Manufacturing Co., Ltd.	23,600	1,213,127
NGK Insulators Ltd.	33,012	392,162
Nichicon Corp.	8,000	80,582
Nidec Copal Corp.	13,800	152,815
Nihon Dempa Kogyo Co., Ltd.	3,300	39,459
Nippon Electric Glass Co., Ltd.	39,018	386,427
Ryosan Co., Ltd.	6,800	144,149
Sanshin Electronics Co., Ltd.	17,600	146,171
Sato Holdings Corp.	10,800	134,193
SMK Corp.	33,000	106,798
Taiyo Yuden Co., Ltd.(a)	10,000	74,604
Toshiba Corp.	333,000	1,363,335
Toyo Corp.	17,500	184,234
Ulvac, Inc.*	5,100	62,573
Yamatake Corp.	12,658	275,403
Yaskawa Electric Corp.	12,000	102,158

Total Electronics		11,202,901

Engineering & Construction—1.4%
Chiyoda Corp.	16,000	162,828
Chudenko Corp.	14,400	152,160
COMSYS Holdings Corp.	24,660	258,972
Hibiya Engineering Ltd.	13,900	149,406
JGC Corp.	25,018	600,900
Kajima Corp.	144,386	442,879
Kandenko Co., Ltd.	65,000	315,116
Kyowa Exeo Corp.	24,500	230,862
Maeda Corp.	51,000	186,925
NEC Networks & System Integration Corp.	12,300	179,528
Nippo Corp.	19,000	181,752
Nippon Densetsu Kogyo Co., Ltd.	13,000	125,370
Nippon Road Co., Ltd. (The)	48,000	137,250
Nishimatsu Construction Co., Ltd.	94,000	161,268
Obayashi Corp.	82,328	365,950
Okumura Corp.	59,000	241,552
Sanki Engineering Co., Ltd.	30,000	156,355
Shimizu Corp.	99,182	416,374
Taisei Corp.	152,145	385,603
Toda Corp.	64,000	232,909
Toenec Corp.	27,000	145,984
Toshiba Plant Systems & Services Corp.	17,000	172,563
Toyo Engineering Corp.	34,000	121,965

Total Engineering & Construction		5,524,471

Entertainment—0.8%
Avex Group Holdings, Inc.	15,219	195,034
Mars Engineering Corp.	12,000	204,939
Oriental Land Co., Ltd.	8,100	855,901
Sankyo Co., Ltd.	21,621	1,094,539
Shochiku Co., Ltd.	16,000	152,015
Toei Co., Ltd.	37,000	175,526
Toho Co., Ltd.	29,743	530,379
Tokyotokeiba Co., Ltd.	107,000	146,023

Total Entertainment		3,354,356

Environmental Control—0.2%
Asahi Holdings, Inc.	10,200	202,436
Hitachi Zosen Corp.	140,500	177,132
Kurita Water Industries Ltd.	14,432	375,149

Total Environmental Control		754,717

Food—1.7%
Ajinomoto Co., Inc.	80,433	965,949

See Notes to Schedule of Investments.

25        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2011

Investments	Shares	Value
Ariake Japan Co., Ltd.	6,800	$131,157
Ezaki Glico Co., Ltd.	17,000	191,565
Fuji Oil Co., Ltd.	12,300	176,011
House Foods Corp.	11,200	210,783
J-Oil Mills, Inc.	49,000	140,109
Kewpie Corp.	20,000	284,637
Kikkoman Corp.	30,000	344,684
Marudai Food Co., Ltd.	43,000	157,603
Maruha Nichiro Holdings, Inc.	72,000	132,883
MEIJI Holdings Co., Ltd.	9,541	396,198
Morinaga Milk Industry Co., Ltd.	41,000	158,799
Nichirei Corp.	69,551	337,179
Nippon Beet Sugar Manufacturing Co., Ltd.	62,000	123,291
Nippon Flour Mills Co., Ltd.	39,000	172,342
Nippon Meat Packers, Inc.	22,000	273,356
Nippon Suisan Kaisha Ltd.	93,135	319,569
Nisshin Oillio Group Ltd. (The)	34,000	146,270
Nisshin Seifun Group, Inc.	24,613	298,465
Nissin Foods Holdings Co., Ltd.	18,228	714,289
Toyo Suisan Kaisha Ltd.	19,000	460,554
Yakult Honsha Co., Ltd.	11,400	359,306
Yamazaki Baking Co., Ltd.	20,000	262,802

Total Food		6,757,801

Forest Products & Paper—0.4%
Daio Paper Corp.(a)	8,000	55,836
Hokuetsu Kishu Paper Co., Ltd.	41,446	278,497
Nippon Paper Group, Inc.(a)	25,600	558,981
OJI Paper Co., Ltd.	157,120	806,634

Total Forest Products & Paper		1,699,948

Gas—1.0%
Osaka Gas Co., Ltd.	333,014	1,315,782
Saibu Gas Co., Ltd.	103,000	271,757
Shizuoka Gas Co., Ltd.	11,500	73,090
Toho Gas Co., Ltd.	79,000	503,119
Tokyo Gas Co., Ltd.	400,020	1,840,487

Total Gas		4,004,235

Hand/Machine Tools—0.5%
Asahi Diamond Industrial Co., Ltd.	6,000	72,524
Disco Corp.	2,700	140,895
Fuji Electric Co., Ltd.	82,000	224,877
Hitachi Koki Co., Ltd.	20,796	158,389
Makita Corp.	13,465	435,941
Meidensha Corp.(a)	31,000	104,354
OSG Corp.	11,100	139,796
SMC Corp.	3,820	616,642
THK Co., Ltd.	7,300	143,932
Union Tool Co.	6,400	110,881

Total Hand/Machine Tools		2,148,231

Healthcare-Products—0.4%
Hogy Medical Co., Ltd.	4,400	186,145
Nihon Kohden Corp.	6,500	160,430
Nipro Corp.(a)	33,600	282,548
Paramount Bed Holdings Co., Ltd.*	4,800	146,109
Shimadzu Corp.	24,000	203,379
Sysmex Corp.	5,900	192,321
Terumo Corp.	8,028	378,236

Total Healthcare-Products		1,549,168

Home Builders—0.6%
Daiwa House Industry Co., Ltd.	63,022	751,939
PanaHome Corp.	28,000	189,966
Sekisui Chemical Co., Ltd.	77,008	635,562

Investments	Shares	Value
Sekisui House Ltd.	81,022	$719,236

Total Home Builders		2,296,703

Home Furnishings—1.0%
Alpine Electronics, Inc.	11,500	123,908
Canon Electronics, Inc.	8,200	205,586
Foster Electric Co., Ltd.	7,600	108,360
Hoshizaki Electric Co., Ltd.	8,200	192,690
Nidec Sankyo Corp.	30,000	191,058
Panasonic Corp.	159,078	1,352,184
Sharp Corp.	148,747	1,301,101
Sony Corp.	33,521	602,106

Total Home Furnishings		4,076,993

Household Products/Wares—0.0%
Mitsubishi Pencil Co., Ltd.	7,100	128,084

Insurance—2.2%
Dai-ichi Life Insurance Co., Ltd. (The)	893	878,608
MS&AD Insurance Group Holdings	109,730	2,033,728
NKSJ Holdings, Inc.	102,653	2,014,635
Sony Financial Holdings, Inc.	42,668	628,873
T&D Holdings, Inc.	93,620	872,440
Tokio Marine Holdings, Inc.	105,343	2,334,414

Total Insurance		8,762,698

Internet—0.7%
Dena Co., Ltd.	9,668	290,141
GMO Internet, Inc.	33,400	127,627
Monex Group, Inc.	1,058	154,423
SBI Holdings, Inc.	2,904	212,874
Trend Micro, Inc.(a)	23,518	703,339
Yahoo! Japan Corp.	4,068	1,310,706

Total Internet		2,799,110

Iron/Steel—1.5%
Daido Steel Co., Ltd.	37,000	232,272
Hitachi Metals Ltd.	28,018	304,797
JFE Holdings, Inc.	66,316	1,201,514
Kobe Steel Ltd.	250,000	386,665
Nippon Steel Corp.	536,010	1,337,587
Nisshin Steel Co., Ltd.	44,000	67,481
Sanyo Special Steel Co., Ltd.	26,000	137,874
Sumitomo Metal Industries Ltd.	827,967	1,506,569
Topy Industries Ltd.	51,000	125,279
Toyo Kohan Co., Ltd.	30,000	103,717
Yamato Kogyo Co., Ltd.	5,040	144,767
Yodogawa Steel Works Ltd.	55,000	238,757

Total Iron/Steel		5,787,279

Leisure Time—0.4%
Daikoku Denki Co., Ltd.	14,300	135,491
Mizuno Corp.	42,000	216,169
Round One Corp.(a)	20,000	129,971
Sega Sammy Holdings, Inc.	44,215	955,674

Total Leisure Time		1,437,305

Lodging—0.1%
Resorttrust, Inc.	19,300	285,461

Machinery-Construction & Mining—0.6%
Hitachi Construction Machinery Co., Ltd.(a)	18,100	304,882
Komatsu Ltd.	84,106	1,966,554

Total Machinery-Construction & Mining		2,271,436

Machinery-Diversified—2.1%
Amada Co., Ltd.	38,014	241,108
Daihen Corp.	36,000	125,864

See Notes to Schedule of Investments.

26        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2011

Investments	Shares	Value
Ebara Corp.	34,000	$117,104
FANUC Corp.	20,600	3,153,990
Hisaka Works Ltd.	12,000	131,947
IHI Corp.	151,690	368,677
Japan Steel Works Ltd. (The)	65,018	452,101
Kawasaki Heavy Industries Ltd.	85,355	212,999
Kinki Sharyo Co., Ltd.	37,000	117,819
Komori Corp.	20,400	136,813
Kubota Corp.	141,954	1,190,023
Max Co., Ltd.	13,000	162,711
Mitsubishi Heavy Industries Ltd.	247,016	1,053,045
Nippon Sharyo Ltd.	33,000	126,527
Organo Corp.	17,000	129,919
Sumitomo Heavy Industries Ltd.	46,000	268,443
Torishima Pump Manufacturing Co., Ltd.	10,100	129,696
Tsubakimoto Chain Co.	25,000	128,997

Total Machinery-Diversified		8,247,783

Media—0.1%
Gakken Holdings Co., Ltd.	34,000	61,866
Kadokawa Group Holdings, Inc.(a)	4,200	146,077
Tokyo Broadcasting System Holdings, Inc.	17,500	225,176

Total Media		433,119

Metal Fabricate/Hardware—0.5%
Hanwa Co., Ltd.	49,000	213,985
JFE Shoji Holdings, Inc.	56,000	233,637
Maruichi Steel Tube Ltd.	15,980	356,611
Nippon Steel Trading Co., Ltd.	51,000	137,211
NSK Ltd.	50,000	324,928
NTN Corp.	82,403	332,011
Oiles Corp.	7,200	136,064
Toho Zinc Co., Ltd.	28,000	106,629

Total Metal Fabricate/Hardware		1,841,076

Mining—0.5%
Dowa Holdings Co., Ltd.	36,664	232,069
Mitsubishi Materials Corp.	51,000	138,537
Mitsui Mining & Smelting Co., Ltd.	80,000	206,914
Nippon Denko Co., Ltd.	21,000	94,983
Nippon Light Metal Co., Ltd.	68,000	90,148
Sumitomo Metal Mining Co., Ltd.	84,000	1,079,750

Total Mining		1,842,401

Miscellaneous Manufacturing—0.9%
Amano Corp.	30,233	269,559
FUJIFILM Holdings Corp.	35,902	850,654
Konica Minolta Holdings, Inc.	66,032	492,622
Kureha Corp.	40,000	199,116
Nikkiso Co., Ltd.	14,000	119,184
Nikon Corp.	26,600	592,571
Ohara, Inc.	7,600	78,430
Olympus Corp.(a)	19,600	257,801
Sekisui Plastics Co., Ltd.	35,000	134,196
Shin-Etsu Polymer Co., Ltd.	26,800	112,508
Tamron Co., Ltd.	7,448	179,763
Tokai Rubber Industries Ltd.	14,200	157,429
Toyo Tanso Co., Ltd.	2,400	98,882

Total Miscellaneous Manufacturing		3,542,715

Office/Business Equipment—3.2%
Canon, Inc.	255,120	11,306,982
Ricoh Co., Ltd.	150,008	1,308,232
Seiko Epson Corp.	22,100	293,843

Total Office/Business Equipment		12,909,057

Investments	Shares	Value
Oil & Gas—1.8%
Cosmo Oil Co., Ltd.	184,097	$514,438
Idemitsu Kosan Co., Ltd.	6,420	662,526
Inpex Corp.	241	1,519,171
Japan Petroleum Exploration Co.	4,800	187,783
JX Holdings, Inc.	437,872	2,646,354
Showa Shell Sekiyu K.K.(a)	63,921	431,180
TonenGeneral Sekiyu K.K.(a)	107,137	1,171,071

Total Oil & Gas		7,132,523

Packaging & Containers—0.2%
Fuji Seal International, Inc.	6,800	122,849
Nihon Yamamura Glass Co., Ltd.	54,000	135,456
Rengo Co., Ltd.	51,000	355,953
Toyo Seikan Kaisha Ltd.	16,300	222,446

Total Packaging & Containers		836,704

Pharmaceuticals—8.4%
Alfresa Holdings Corp.	8,400	354,276
Astellas Pharma, Inc.	109,470	4,453,355
Chugai Pharmaceutical Co., Ltd.(a)	84,418	1,392,337
Daiichi Sankyo Co., Ltd.	164,101	3,254,720
Dainippon Sumitomo Pharma Co., Ltd.	60,508	689,700
Eisai Co., Ltd.	84,776	3,509,378
Hisamitsu Pharmaceutical Co., Inc.	10,757	455,781
Kaken Pharmaceutical Co., Ltd.	29,000	385,586
Kissei Pharmaceutical Co., Ltd.	9,800	201,885
Kobayashi Pharmaceutical Co., Ltd.	4,700	247,401
KYORIN Holdings, Inc.	11,000	193,722
Kyowa Hakko Kirin Co., Ltd.	82,022	1,004,220
Medipal Holdings Corp.	39,564	413,432
Miraca Holdings, Inc.	8,382	333,907
Mitsubishi Tanabe Pharma Corp.	75,143	1,189,553
Mochida Pharmaceutical Co., Ltd.	20,000	224,591
Ono Pharmaceutical Co., Ltd.	31,000	1,740,577
Otsuka Holdings Co., Ltd.	44,491	1,251,346
Sawai Pharmaceutical Co., Ltd.	1,300	135,001
Shionogi & Co., Ltd.	56,547	726,865
Suzuken Co., Ltd.	15,900	441,001
Takeda Pharmaceutical Co., Ltd.	234,658	10,308,605
Toho Holdings Co., Ltd.	8,300	115,104
Torii Pharmaceutical Co., Ltd.	6,900	129,588
Towa Pharmaceutical Co., Ltd.	2,200	93,930
Tsumura & Co.	10,100	297,985

Total Pharmaceuticals		33,543,846

Private Equity—0.0%
Jafco Co., Ltd.	6,100	112,026

Real Estate—1.7%
Arnest One Corp.	16,400	168,391
Daito Trust Construction Co., Ltd.	25,803	2,213,411
Goldcrest Co., Ltd.	9,450	150,458
Heiwa Real Estate Co., Ltd.	52,000	103,405
Mitsubishi Estate Co., Ltd.	82,018	1,225,900
Mitsui Fudosan Co., Ltd.	80,387	1,172,267
Nomura Real Estate Holdings, Inc.	17,705	263,711
Sankei Building Co., Ltd. (The)	30,100	115,799
Sumitomo Realty & Development Co., Ltd.	42,012	736,056
Tokyu Land Corp.	70,416	266,325
Tokyu Livable, Inc.	15,900	122,340
Touei Housing Corp.	12,000	122,745

Total Real Estate		6,660,808

Retail—4.6%
ABC-Mart, Inc.	6,600	251,081

See Notes to Schedule of Investments.

27        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2011

Investments	Shares	Value
Aeon Co., Ltd.(a)	107,225	$1,473,055
AOKI Holdings, Inc.	9,800	159,979
Arcs Co., Ltd.	8,300	153,292
ASKUL Corp.(a)	9,100	129,155
Chiyoda Co., Ltd.	21,713	386,059
Circle K Sunkus Co., Ltd.	15,283	253,260
Citizen Holdings Co., Ltd.	45,200	262,599
DCM Holdings Co., Ltd.	28,246	222,840
Don Quijote Co., Ltd.	4,000	137,302
Doutor Nichires Holdings Co., Ltd.	14,100	186,009
EDION Corp.(a)	29,989	244,776
FamilyMart Co., Ltd.	13,997	565,774
Fast Retailing Co., Ltd.	9,238	1,680,946
Gulliver International Co., Ltd.	2,150	88,582
H2O Retailing Corp.(a)	41,000	312,802
Heiwado Co., Ltd.	15,100	193,902
Isetan Mitsukoshi Holdings Ltd.	13,100	137,402
Izumi Co., Ltd.	12,500	206,817
J Front Retailing Co., Ltd.	78,000	377,125
Joshin Denki Co., Ltd.	12,000	131,635
Kappa Create Co., Ltd.	7,300	172,585
Kasumi Co., Ltd.	34,972	223,177
Komeri Co., Ltd.	5,300	163,670
K’s Holdings Corp.	4,500	178,386
Lawson, Inc.	27,900	1,742,390
Marui Group Co., Ltd.	35,732	278,648
Matsumotokiyoshi Holdings Co., Ltd.	8,300	168,071
Nitori Holdings Co., Ltd.	2,400	225,215
Parco Co., Ltd.	18,000	137,562
Plenus Co., Ltd.	14,823	242,362
Point, Inc.	6,650	282,629
Ryohin Keikaku Co., Ltd.	4,998	243,924
Saizeriya Co., Ltd.	7,400	123,397
Seiko Holdings Corp.	43,000	88,303
Seven & I Holdings Co., Ltd.	136,636	3,809,257
Shimachu Co., Ltd.	5,700	130,758
Shimamura Co., Ltd.	4,000	409,150
St. Marc Holdings Co., Ltd.	3,600	138,732
Sundrug Co., Ltd.	5,700	172,763
Takashimaya Co., Ltd.	54,000	390,928
Tsuruha Holdings, Inc.	2,800	156,668
United Arrows Ltd.	7,700	148,716
UNY Co., Ltd.	35,661	321,199
USS Co., Ltd.	6,179	558,953
Xebio Co., Ltd.	6,500	154,686
Yamada Denki Co., Ltd.	3,670	249,945

Total Retail		18,466,466

Semiconductors—0.7%
Axell Corp.	7,600	153,403
Megachips Corp.	7,900	131,735
Mimasu Semiconductor Industry Co., Ltd.	11,900	99,296
Rohm Co., Ltd.	19,300	900,533
Shinko Electric Industries Co., Ltd.(a)	24,600	167,538
Tokyo Electron Ltd.	22,600	1,149,974

Total Semiconductors		2,602,479

Software—1.0%
Capcom Co., Ltd.	8,200	193,756
IT Holdings Corp.	26,600	319,795
Konami Corp.	14,996	449,256
NEC Mobiling Ltd.	3,282	110,054
Nihon Unisys Ltd.	31,500	201,020
Nomura Research Institute Ltd.	43,771	989,882
NSD Co., Ltd.	19,900	156,220
Oracle Corp.	34,307	1,135,689

Investments	Shares	Value
Square Enix Holdings Co., Ltd.	14,800	$290,653
Transcosmos, Inc.	12,600	150,990
Zenrin Co., Ltd.	17,600	157,609

Total Software		4,154,924

Storage/Warehousing—0.1%
Mitsubishi Logistics Corp.	21,000	233,364
Mitsui-Soko Co., Ltd.	52,000	195,997

Total Storage/Warehousing		429,361

Telecommunications—9.3%
Hikari Tsushin, Inc.	14,083	350,885
Hitachi Kokusai Electric, Inc.	17,000	138,095
KDDI Corp.	602	3,873,018
Nippon Telegraph & Telephone Corp.	289,100	14,785,658
NTT DoCoMo, Inc.	9,511	17,491,636
Softbank Corp.	10,719	315,830

Total Telecommunications		36,955,122

Textiles—0.5%
Japan Vilene Co., Ltd.	31,000	131,752
Kurabo Industries Ltd.	80,000	151,807
Nisshinbo Holdings, Inc.	32,000	288,641
Nitto Boseki Co., Ltd.(a)	59,000	205,511
Seiren Co., Ltd.	21,900	128,656
Teijin Ltd.	66,000	203,301
Toray Industries, Inc.	82,853	593,345
Toyobo Co., Ltd.	157,000	212,217

Total Textiles		1,915,230

Toys/Games/Hobbies—1.5%
Namco Bandai Holdings, Inc.	47,750	680,192
Nintendo Co., Ltd.	36,500	5,028,594
Sanrio Co., Ltd.	5,077	260,977
Tomy Co., Ltd.	17,500	123,050

Total Toys/Games/Hobbies		6,092,813

Transportation—3.3%
East Japan Railway Co.	58,205	3,706,843
Fukuyama Transporting Co., Ltd.	45,000	271,965
Hankyu Hanshin Holdings, Inc.	83,000	349,519
Hitachi Transport System Ltd.	13,200	226,805
Kawasaki Kisen Kaisha Ltd.	98,000	177,047
Keikyu Corp.	50,000	449,051
Keio Corp.	81,000	571,653
Keisei Electric Railway Co., Ltd.	50,000	367,819
Kintetsu Corp.(a)	183,899	719,439
Mitsui O.S.K. Lines Ltd.	190,000	735,898
Nagoya Railroad Co., Ltd.	82,000	220,614
Nippon Express Co., Ltd.	209,149	815,502
Nippon Konpo Unyu Soko Co., Ltd.	18,000	194,411
Nippon Yusen K.K.	346,014	885,947
Nishi-Nippon Railroad Co., Ltd.	64,154	306,845
Odakyu Electric Railway Co., Ltd.(a)	67,008	647,959
Sankyu, Inc.	45,379	171,631
Seino Holdings Corp.	28,000	217,260
Senko Co., Ltd.	46,000	182,948
Sotetsu Holdings, Inc.	81,000	248,453
Tobu Railway Co., Ltd.	55,486	283,416
Tokyu Corp.	106,473	524,477
Yamato Holdings Co., Ltd.	58,375	984,045

Total Transportation		13,259,547

TOTAL COMMON STOCKS
(Cost: $434,770,004)		401,840,670

See Notes to Schedule of Investments.

28        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2011

Investments	Shares	Value
SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $95,640)	95,640	$95,640

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.1%

MONEY MARKET FUND—4.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $16,214,767)(d)	16,214,767	16,214,767

TOTAL INVESTMENTS IN SECURITIES—104.8%
(Cost: $451,080,411)(e)		418,151,077
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(4.8)%		(18,973,431)

NET ASSETS—100.0%		$399,177,646

* Non-income producing security.
(a) Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b) Rate shown represents annualized 7-day yield as of December 31, 2011.
(c) Interest rate shown reflects yield as of December 31, 2011.
(d) At December 31, 2011, the total market value of the Fund’s securities on loan was $15,387,009 and the total market value of the collateral held by the Fund was $16,214,767.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

29        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.3%

Australia—0.8%
Fortescue Metals Group Ltd.	13,940	$61,024
Rio Tinto Ltd.	6,367	393,605

Total Australia		454,629

Austria—0.2%
Andritz AG	854	71,062
Voestalpine AG	1,663	46,782

Total Austria		117,844

Belgium—0.2%
NV Bekaert S.A.(a)	728	23,423
Umicore S.A.	1,720	71,160

Total Belgium		94,583

Brazil—6.0%
BRF—Brasil Foods S.A.	6,000	117,153
CCR S.A.	46,516	304,745
Cia de Saneamento Basico do Estado de Sao Paulo*	5,300	147,840
CPFL Energia S.A.	36,200	504,985
Duratex S.A.*	7,000	33,476
EcoRodovias Infraestrutura e Logistica S.A.	13,600	101,713
Lojas Renner S.A.	3,800	98,624
MRV Engenharia e Participacoes S.A.	6,400	36,714
PDG Realty S.A. Empreendimentos e Participacoes	12,600	39,855
Porto Seguro S.A.	8,000	91,355
Redecard S.A.	34,900	546,163
Tim Participacoes S.A.	12,800	63,408
Tractebel Energia S.A.	8,800	141,347
Vale S.A.	53,300	1,127,294

Total Brazil		3,354,672

Canada—2.0%
Baytex Energy Corp.	3,272	183,065
Brookfield Asset Management, Inc. Class A	6,545	180,233
Centerra Gold, Inc.	5,018	88,705
Pembina Pipeline Corp.(a)	7,740	225,454
Potash Corp. of Saskatchewan, Inc.	1,745	72,165
RioCan Real Estate Investment Trust(a)	9,200	238,798
Teck Resources Ltd. Class B	4,145	146,179

Total Canada		1,134,599

Chile—0.8%
Banco de Credito e Inversiones	1,591	88,176
Cencosud S.A.	15,167	87,808
Quinenco S.A.	18,487	44,487
SACI Falabella	18,915	147,078
Sociedad Matriz Banco de Chile Class B	182,514	54,647

Total Chile		422,196

China—3.2%
Air China Ltd. Class H	50,000	36,953
China Coal Energy Co., Ltd. Class H	43,000	46,396
China Merchants Bank Co., Ltd. Class H	42,000	84,902
China Molybdenum Co., Ltd. Class H	205,000	87,632
China National Building Material Co., Ltd. Class H	26,000	29,527
China Petroleum & Chemical Corp. Class H	282,000	296,647
China Shenhua Energy Co., Ltd. Class H	56,000	242,989
Dongfeng Motor Group Co., Ltd. Class H	99,100	169,960
Great Wall Motor Co., Ltd. Class H(a)	39,000	56,944
Guangzhou Automobile Group Co., Ltd. Class H	112,000	93,446

Investments	Shares	Value
PetroChina Co., Ltd. Class H	454,000	$565,264
Yanzhou Coal Mining Co., Ltd. Class H	26,000	55,504
Zhaojin Mining Industry Co., Ltd. Class H	21,000	33,366

Total China		1,799,530

Denmark—1.3%
H. Lundbeck A/S	3,712	70,021
Novo Nordisk A/S Class B	5,057	582,955
Novozymes A/S Class B	2,020	62,554

Total Denmark		715,530

Finland—0.4%
Metso Oyj	4,015	149,326
Nokian Renkaat Oyj	1,706	55,100

Total Finland		204,426

France—3.6%
Bureau Veritas S.A.	1,176	85,949
Christian Dior S.A.	2,396	284,941
Dassault Systemes S.A.	761	61,180
Hermes International	762	227,860
LVMH Moet Hennessy Louis Vuitton S.A.	5,605	796,009
Schneider Electric S.A.	9,846	519,955
SEB S.A.	605	45,646

Total France		2,021,540

Germany—2.8%
Aixtron SE N.A.(a)	1,590	20,331
Bayerische Motoren Werke AG	7,928	532,700
Fraport AG Frankfurt Airport Services Worldwide	1,454	71,725
K+S AG	2,282	103,446
Linde AG	2,126	317,247
SMA Solar Technology AG(a)	912	51,104
Software AG	807	29,915
Volkswagen AG	3,250	437,298

Total Germany		1,563,766

Hong Kong—7.5%
Cathay Pacific Airways Ltd.	148,000	253,825
Cheung Kong Holdings Ltd.	37,000	440,193
China Merchants Holdings International Co., Ltd.	52,000	150,980
China Resources Enterprise Ltd.	26,000	89,215
China Unicom Hong Kong Ltd.	90,000	189,349
Citic Pacific Ltd.	53,000	95,537
CNOOC Ltd.	697,000	1,218,714
Fosun International Ltd.	115,000	60,116
Hang Lung Group Ltd.	14,000	76,700
Hang Lung Properties Ltd.	62,000	176,422
Hong Kong & China Gas Co., Ltd.	92,000	213,221
Hutchison Whampoa Ltd.	59,000	494,161
Hysan Development Co., Ltd.	14,000	45,966
MTR Corp.	78,000	252,582
New World Development Co., Ltd.	74,000	59,645
Shanghai Industrial Holdings Ltd.	27,000	74,917
SJM Holdings Ltd.	68,000	111,019
Wharf Holdings Ltd.	34,352	155,249

Total Hong Kong		4,157,811

Indonesia—2.4%
Astra International Tbk PT	65,100	531,282
Bank Mandiri Tbk PT	230,001	171,217
Bank Negara Indonesia Persero Tbk PT	128,500	53,852
Bank Rakyat Indonesia Persero Tbk PT	231,989	172,696
Indofood Sukses Makmur Tbk PT	99,000	50,223
International Nickel Indonesia Tbk PT	400,500	141,340
United Tractors Tbk PT	64,400	187,145

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds        30

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

December 31, 2011

Investments	Shares	Value
XL Axiata Tbk PT	99,261	$49,535

Total Indonesia		1,357,290

Ireland—0.1%
Dragon Oil PLC	5,925	42,150

Italy—1.7%
Banca Monte dei Paschi di Siena SpA	141,728	46,346
Mediobanca SpA	14,140	81,610
Saipem SpA	4,930	210,236
Snam Rete Gas SpA	129,223	571,359
Tod’s SpA	524	42,889

Total Italy		952,440

Japan—1.9%
Daihatsu Motor Co., Ltd.	7,000	125,007
FANUC Corp.	2,300	352,145
Isuzu Motors Ltd.	13,000	60,151
JGC Corp.	2,000	48,037
Komatsu Ltd.	8,700	203,422
Mitsubishi Chemical Holdings Corp.	14,500	79,906
Sega Sammy Holdings, Inc.	4,200	90,780
SMC Corp.	400	64,570
Softbank Corp.	1,200	35,357

Total Japan		1,059,375

Malaysia—0.9%
Genting Bhd	16,600	57,602
Hong Leong Financial Group Bhd	15,700	57,748
Petronas Dagangan Bhd	25,400	142,625
RHB Capital Bhd	40,100	94,621
YTL Power International Bhd	251,100	140,996

Total Malaysia		493,592

Mexico—2.5%
Alfa S.A.B de C.V. Class A	4,600	50,132
Arca Continental S.A.B de C.V.	18,898	80,574
Grupo Mexico S.A.B de C.V. Series B	145,874	383,517
Industrias Penoles S.A.B de C.V.	11,420	500,397
Wal-Mart de Mexico S.A.B de C.V. Series V	126,129	346,157

Total Mexico		1,360,777

Netherlands—0.2%
Randstad Holding N.V.	4,059	120,454

Norway—0.2%
Yara International ASA	3,000	120,644

Philippines—0.7%
Aboitiz Equity Ventures, Inc.	139,100	127,348
Aboitiz Power Corp.	208,500	142,154
Manila Electric Co.	16,720	94,247

Total Philippines		363,749

Poland—0.1%
KGHM Polska Miedz S.A.	2,042	65,768

Portugal—0.6%
Portugal Telecom, SGPS, S.A.(a)	54,987	317,647

Russia—6.5%
Gazprom Neft JSC ADR	20,397	475,862
Gazprom OAO ADR	136,782	1,460,968
Magnitogorsk Iron & Steel Works Reg S GDR	6,872	33,446
MMC Norilsk Nickel OJSC ADR	35,375	542,299
NovaTek OAO Reg S GDR	654	81,881
Novolipetsk Steel OJSC Reg S GDR	6,217	122,102
Rosneft Oil Co. Reg S GDR	73,191	483,061
Sistema JSFC Reg S GDR(a)	2,233	32,672

Investments	Shares	Value
Tatneft ADR	6,326	$187,249
Uralkali OJSC Reg S GDR	4,909	176,724

Total Russia		3,596,264

Singapore—0.6%
Jardine Cycle & Carriage Ltd.	7,390	274,250
Yangzijiang Shipbuilding Holdings Ltd.	70,626	49,566

Total Singapore		323,816

South Africa—2.4%
Kumba Iron Ore Ltd.(a)	14,660	907,920
Vodacom Group Ltd.	38,616	425,697

Total South Africa		1,333,617

South Korea—3.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	1,380	29,109
GS Holdings*	918	40,402
Hankook Tire Co., Ltd.*	1,090	42,815
Hanwha Chem Corp.*	890	19,005
Honam Petrochemical Corp.*	107	27,679
Hyundai Engineering & Construction Co., Ltd.*	683	41,739
Hyundai Heavy Industries Co., Ltd.*	745	166,202
Hyundai Mobis*	275	69,705
Hyundai Motor Co.*	948	175,281
Kangwon Land, Inc.*	4,900	115,694
Kia Motors Corp.*	1,873	108,445
LG Chem Ltd.*	350	96,463
OCI Co., Ltd.*	123	23,436
POSCO	1,265	417,274
Samsung C&T Corp.*	676	39,961
Samsung Engineering Co., Ltd.*	280	48,976
Samsung Heavy Industries Co., Ltd.*	1,740	42,141
Samsung Life Insurance Co., Ltd.	1,589	111,589
SK Holdings Co., Ltd.*	337	35,397
SK Innovation Co., Ltd.*	575	70,877
S-Oil Corp.	1,266	109,896

Total South Korea		1,832,086

Spain—4.4%
CaixaBank(a)	145,995	719,241
Endesa S.A.	31,661	651,447
Repsol YPF S.A.(a)	34,018	1,048,149

Total Spain		2,418,837

Sweden—0.8%
Boliden AB	7,932	116,285
Lundbergforetagen AB Class B	1,840	54,486
Scania AB Class B	17,171	255,487

Total Sweden		426,258

Switzerland—1.9%
Cie Financiere Richemont S.A. Class A	2,468	125,393
Swatch Group AG (The)	2,473	165,554
Swiss Prime Site AG*	1,748	131,881
Swiss Re AG*	12,659	648,044

Total Switzerland		1,070,872

Taiwan—6.8%
Advanced Semiconductor Engineering, Inc.	44,136	37,753
Chang Hwa Commercial Bank	62,770	34,102
Cheng Shin Rubber Industry Co., Ltd.	35,400	76,578
China Steel Corp.	264,550	251,628
Chinatrust Financial Holding Co., Ltd.	171,514	107,058
Far Eastern New Century Corp.	91,430	106,138
Formosa Chemicals & Fibre Corp.	149,000	393,180
Formosa Plastics Corp.	145,000	386,935

See Notes to Schedule of Investments.

31 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

December 31, 2011

Investments	Shares	Value
HTC Corp.	12,550	$205,996
Nan Ya Plastics Corp.	118,000	234,215
President Chain Store Corp.	16,000	87,189
Taiwan Cement Corp.	96,000	110,968
Taiwan Semiconductor Manufacturing Co., Ltd.	652,000	1,632,207
Uni-President Enterprises Corp.	55,880	81,664

Total Taiwan		3,745,611

Thailand—4.3%
Bank of Ayudhya PCL NVDR	84,600	58,992
Banpu PCL	3,850	66,628
Charoen Pokphand Foods PCL	171,420	179,298
CP ALL PCL	90,378	148,243
Indorama Ventures PCL	43,194	40,045
IRPC PCL	414,900	53,654
Kasikornbank PCL NVDR	43,000	166,276
Krung Thai Bank PCL	211,600	99,932
PTT Exploration & Production PCL	62,300	332,727
PTT Global Chemical PCL*	64,810	125,306
PTT PCL	54,800	552,342
Siam Cement PCL NVDR	29,775	295,391
Thai Oil PCL	34,900	64,712
Total Access Communication PCL NVDR	95,500	210,372

Total Thailand		2,393,918

Turkey—0.8%
BIM Birlesik Magazalar A.S.	2,214	61,546
KOC Holding A.S.	58,800	176,842
Tupras Turkiye Petrol Rafinerileri A.S.	10,685	226,305

Total Turkey		464,693

United Kingdom—27.4%
Admiral Group PLC	7,718	102,194
Aggreko PLC	2,014	63,131
AMEC PLC	5,435	76,652
Anglo American PLC	12,535	463,445
Antofagasta PLC	40,061	756,445
ARM Holdings PLC	5,193	47,777
Ashmore Group PLC	18,581	96,448
Babcock International Group PLC	4,971	56,821
BHP Billiton PLC	37,230	1,086,306
British Sky Broadcasting Group PLC	30,101	342,663
Burberry Group PLC	3,819	70,331
Croda International PLC	1,873	52,511
Eurasian Natural Resources Corp. PLC	21,746	214,770
Fresnillo PLC	12,243	290,540
IMI PLC	6,010	70,985
Intertek Group PLC	1,661	52,531
John Wood Group PLC	3,080	30,682
Johnson Matthey PLC	3,127	89,224
Kazakhmys PLC	4,223	60,839
London Stock Exchange Group PLC	5,234	64,667
National Grid PLC	125,053	1,214,656
Next PLC	4,444	189,029
Rio Tinto PLC	17,430	846,499
Royal Dutch Shell PLC Class A	103,061	3,797,563
Royal Dutch Shell PLC Class B	90,743	3,460,723
SABMiller PLC	23,013	810,603
SSE PLC	33,500	672,125
Vedanta Resources PLC	4,417	69,674
Weir Group PLC (The)	2,067	65,274

Total United Kingdom		15,215,108

TOTAL COMMON STOCKS
(Cost: $62,112,308)		55,116,092

Investments	Shares	Value
EXCHANGE—TRADED FUNDS—0.4%

United States—0.4%
WisdomTree DEFA Fund(b)	64	$2,619
WisdomTree Emerging Markets Equity Income Fund(b)	34	1,743
WisdomTree India Earnings Fund(a)(b)	15,227	237,541

TOTAL EXCHANGE—TRADED FUNDS
(Cost: $325,702)		241,903

RIGHTS—0.0%

Chile—0.0%
Quinenco S.A., expiring 1/18/12*
(Cost: $0)	3,230	—

TOTAL LONG-TERM INVESTMENTS
(Cost: $62,438,010)		55,357,995

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $992)	992	992

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—6.8%

MONEY MARKET FUND—6.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $3,790,912)(e)	3,790,912	3,790,912

TOTAL INVESTMENTS IN SECURITIES—106.5%
(Cost: $66,229,914)(f)		59,149,899
Liabilities in Excess of Foreign Currency and Other Assets—(6.5)%		(3,615,083)

NET ASSETS—100.0%		$55,534,816

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
PCL	—	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $3,604,083 and the total market value of the collateral held by the Fund was $3,790,912.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

32        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.5%

Advertising—0.5%
Asatsu-DK, Inc.	11,039	$290,251
Moshi Moshi Hotline, Inc.	66,450	626,153

Total Advertising		916,404

Aerospace/Defense—0.0%
Sumitomo Precision Products Co., Ltd.	13,354	82,269

Agriculture—0.3%
Hokuto Corp.	22,491	491,680
Sakata Seed Corp.	8,700	124,835

Total Agriculture		616,515

Airlines—0.1%
Skymark Airlines, Inc.	14,922	197,628

Apparel—1.5%
Atsugi Co., Ltd.	173,189	207,089
Gunze Ltd.	128,503	375,789
Japan Wool Textile Co., Ltd. (The)	51,402	382,141
Onward Holdings Co., Ltd.	128,670	944,873
Sanyo Shokai Ltd.(a)	140,260	319,021
Wacoal Holdings Corp.	43,000	571,172

Total Apparel		2,800,085

Auto Manufacturers—0.4%
Nissan Shatai Co., Ltd.	41,923	407,570
Shinmaywa Industries Ltd.	95,801	384,748

Total Auto Manufacturers		792,318

Auto Parts & Equipment—3.8%
Aisan Industry Co., Ltd.	21,763	169,997
Akebono Brake Industry Co., Ltd.	65,000	280,478
Calsonic Kansei Corp.	43,000	245,347
Eagle Industry Co., Ltd.	16,000	126,436
Exedy Corp.	13,544	390,970
FCC Co., Ltd.	18,860	383,377
Keihin Corp.	21,721	360,229
KYB Co., Ltd.(a)	50,000	236,548
Musashi Seimitsu Industry Co., Ltd.	10,882	235,348
Nifco, Inc.	21,586	603,477
Nissin Kogyo Co., Ltd.	23,700	340,684
Riken Corp.	61,687	231,707
Sanden Corp.	42,963	129,548
Sanoh Industrial Co., Ltd.	27,497	193,701
T RAD Co., Ltd.	43,000	142,514
Tachi-S Co., Ltd.	6,900	120,889
Taiho Kogyo Co., Ltd.	14,800	128,687
Tokai Rika Co., Ltd.	39,200	600,686
Topre Corp.	12,900	126,921
Toyo Tire & Rubber Co., Ltd.	128,682	292,687
TS Tech Co., Ltd.	21,624	342,600
Unipres Corp.	9,403	270,333
Yokohama Rubber Co., Ltd. (The)	172,637	969,316

Total Auto Parts & Equipment		6,922,480

Banks—10.2%
77 Bank Ltd. (The)	157,000	677,463
Akita Bank Ltd. (The)	128,892	371,900
Aomori Bank Ltd. (The)	129,102	394,320
Awa Bank Ltd. (The)	79,378	534,414
Bank of Iwate Ltd. (The)	6,600	285,651
Bank of Nagoya Ltd. (The)	129,000	412,451
Bank of Saga Ltd. (The)	137,083	343,866
Bank of the Ryukyus Ltd.	17,300	213,833
Chukyo Bank Ltd. (The)	51,000	131,245
Daisan Bank Ltd. (The)	128,602	264,090

Investments	Shares	Value
Daishi Bank Ltd. (The)	247,552	$807,585
Ehime Bank Ltd. (The)	129,144	382,699
FIDEA Holdings Co., Ltd.	86,176	222,888
Fukui Bank Ltd. (The)	178,667	543,385
Higo Bank Ltd. (The)	107,000	604,952
Hokkoku Bank Ltd. (The)	166,621	610,698
Hokuetsu Bank Ltd. (The)	217,003	439,985
Hyakugo Bank Ltd. (The)	129,000	511,373
Hyakujushi Bank Ltd. (The)	183,000	818,196
Juroku Bank Ltd. (The)	227,000	740,538
Kagoshima Bank Ltd. (The)	79,000	554,458
Keiyo Bank Ltd. (The)	130,396	645,709
Kiyo Holdings, Inc.	493,593	769,836
Michinoku Bank Ltd. (The)(a)	77,000	145,113
Mie Bank Ltd. (The)	128,691	291,035
Miyazaki Bank Ltd. (The)	131,000	321,796
Musashino Bank Ltd. (The)	18,078	601,738
Ogaki Kyoritsu Bank Ltd. (The)	219,423	715,820
Oita Bank Ltd. (The)	116,000	334,702
San-In Godo Bank Ltd. (The)	68,000	509,956
Sapporo Hokuyo Holdings, Inc.	92,948	333,424
Senshu Ikeda Holdings, Inc.(a)	617,200	906,467
Shiga Bank Ltd. (The)	78,923	537,505
Shikoku Bank Ltd. (The)	125,000	469,522
Tochigi Bank Ltd. (The)	64,679	232,017
Toho Bank Ltd. (The)	217,000	628,945
Tohoku Bank Ltd. (The)	90,277	141,975
Tokyo Tomin Bank Ltd. (The)	13,521	164,663
TOMONY Holdings, Inc.	71,386	313,601
Tsukuba Bank Ltd.	47,200	155,207
Yamagata Bank Ltd. (The)	72,354	353,589
Yamanashi Chuo Bank Ltd. (The)	89,066	362,330

Total Banks		18,800,940

Beverages—1.8%
Coca-Cola Central Japan Co., Ltd.	36,723	468,702
Ito En Ltd.	51,384	884,227
Kagome Co., Ltd.(a)	12,900	256,692
Mikuni Coca-Cola Bottling Co., Ltd.(a)	47,954	425,690
Sapporo Holdings Ltd.	165,000	624,058
Takara Holdings, Inc.	99,000	636,925

Total Beverages		3,296,294

Building Materials—2.0%
Asahi Organic Chemicals Industry Co., Ltd.	41,000	109,241
Bunka Shutter Co., Ltd.	42,000	143,021
Central Glass Co., Ltd.	66,933	323,617
Cleanup Corp.	28,037	175,641
Daiken Corp.	65,901	197,001
Fujitec Co., Ltd.	43,632	273,338
Nichias Corp.	56,827	314,639
Nichiha Corp.	14,700	158,196
Okabe Co., Ltd.	22,300	111,007
Sanwa Holdings Corp.	154,807	462,771
Sumitomo Osaka Cement Co., Ltd.	142,404	388,677
Taiheiyo Cement Corp.	294,000	561,710
Takara Standard Co., Ltd.	67,063	507,287

Total Building Materials		3,726,146

Chemicals—5.6%
ADEKA Corp.	60,035	589,894
Aica Kogyo Co., Ltd.	40,271	544,868
Chugoku Marine Paints Ltd.	41,000	254,185
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	44,618	193,689
Fujimi, Inc.	26,700	302,952

See Notes to Schedule of Investments.

33        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2011

Investments	Shares	Value
Hodogaya Chemical Co., Ltd.	41,500	$130,530
Nihon Nohyaku Co., Ltd.	43,000	177,164
Nihon Parkerizing Co., Ltd.	30,000	360,281
Nippon Carbon Co., Ltd.	49,000	137,562
Nippon Chemical Industrial Co., Ltd.	49,000	81,518
Nippon Kayaku Co., Ltd.	92,931	896,215
Nippon Soda Co., Ltd.	56,091	254,429
Nippon Synthetic Chemical Industry Co., Ltd. (The)	43,000	247,582
Nissan Chemical Industries Ltd.	93,300	903,412
NOF Corp.	115,000	587,406
Sanyo Chemical Industries Ltd.	54,208	354,388
Stella Chemifa Corp.	4,300	130,945
Sumitomo Bakelite Co., Ltd.	133,010	745,091
Sumitomo Seika Chemicals Co., Ltd.	41,835	176,170
Taiyo Holdings Co., Ltd.(a)	27,000	696,933
Takasago International Corp.	42,000	194,879
Toagosei Co., Ltd.	113,000	464,102
Tokai Carbon Co., Ltd.	83,974	456,214
Tokuyama Corp.(a)	101,000	321,614
Tokyo Ohka Kogyo Co., Ltd.	16,426	326,855
Toyo Ink SC Holdings Co., Ltd.	185,920	688,682

Total Chemicals		10,217,560

Coal—0.1%
Mitsui Matsushima Co., Ltd.	68,300	125,166

Commercial Services—2.7%
Aeon Delight Co., Ltd.	15,300	309,619
Daiseki Co., Ltd.	13,000	211,710
Kanamoto Co., Ltd.	34,228	267,365
Kyoritsu Maintenance Co., Ltd.(a)	12,925	239,383
Meitec Corp.	12,200	235,469
Nichii Gakkan Co.	30,400	371,011
Nissin Corp.	62,556	152,853
Nohmi Bosai Ltd.	37,118	231,565
Nomura Co., Ltd.	41,533	122,537
Park24 Co., Ltd.	113,451	1,506,979
Sohgo Security Services Co., Ltd.	53,458	564,179
Toppan Forms Co., Ltd.	98,500	751,488

Total Commercial Services		4,964,158

Computers—2.1%
DTS Corp.	28,363	329,931
Ines Corp.	39,100	275,438
Information Services International-Dentsu Ltd.	10,500	104,127
Melco Holdings, Inc.	10,762	291,080
NEC Fielding Ltd.	53,416	688,701
NS Solutions Corp.	30,390	605,904
Otsuka Corp.	13,800	950,611
Roland DG Corp.	6,400	71,120
SCSK Corp.(a)	30,551	487,609

Total Computers		3,804,521

Cosmetics/Personal Care—1.8%
Fancl Corp.	41,507	566,985
Kose Corp.	23,604	591,787
Lion Corp.	130,629	772,501
Mandom Corp.	13,460	356,181
Pigeon Corp.	12,900	525,624
Pola Orbis Holdings, Inc.	21,574	583,233

Total Cosmetics/Personal Care		3,396,311

Distribution/Wholesale—3.8%
Ai Holdings Corp.	87,854	377,953
Canon Marketing Japan, Inc.	68,900	805,953

Investments	Shares	Value
Chori Co., Ltd.	129,000	$144,190
Daiwabo Holdings Co., Ltd.	89,392	203,322
Doshisha Co., Ltd.	7,900	228,252
Fuji Electronics Co., Ltd.	15,084	214,477
Hakuto Co., Ltd.	24,583	239,312
Inaba Denki Sangyo Co., Ltd.	20,194	566,398
Inabata & Co., Ltd.	51,941	311,214
Itochu Enex Co., Ltd.	113,981	639,976
Iwatani Corp.	97,166	323,297
Japan Pulp & Paper Co., Ltd.	57,000	200,026
Matsuda Sangyo Co., Ltd.	13,163	201,021
Nagase & Co., Ltd.	42,904	467,851
Paltac Corp.	23,765	305,171
Ryoden Trading Co., Ltd.	43,079	245,238
San-Ai Oil Co., Ltd.	41,506	176,403
Seika Corp.	55,000	146,543
Ship Healthcare Holdings, Inc.	17,122	374,307
Sinanen Co., Ltd.	81,771	361,348
Yamazen Corp.	43,306	317,450
Yuasa Trading Co., Ltd.	118,000	173,304

Total Distribution/Wholesale		7,023,006

Diversified Financial Services—1.9%
Century Tokyo Leasing Corp.	59,099	1,117,612
Hitachi Capital Corp.	61,000	845,945
Ichiyoshi Securities Co., Ltd.	56,816	242,948
Jaccs Co., Ltd.	105,000	313,881
Okasan Securities Group, Inc.	115,000	364,700
Tokai Tokyo Financial Holdings, Inc.	245,106	665,806

Total Diversified Financial Services		3,550,892

Electric—0.2%
Okinawa Electric Power Co., Inc. (The)	7,070	301,399

Electrical Components & Equipment—0.9%
Fujikura Ltd.	91,000	266,116
Kyosan Electric Manufacturing Co., Ltd.	43,000	181,635
Nippon Signal Co., Ltd. (The)	33,442	198,635
Nissin Electric Co., Ltd.	24,000	134,131
Shin-Kobe Electric Machinery Co., Ltd.	14,000	310,424
Takaoka Electric Manufacturing Co., Ltd.(a)	43,000	92,215
Tatsuta Electric Wire and Cable Co., Ltd.	33,060	140,507
Toshiba TEC Corp.	97,070	345,687

Total Electrical Components & Equipment		1,669,350

Electronics—4.5%
Alps Electric Co., Ltd.	85,900	590,604
Anritsu Corp.(a)	37,000	407,798
Cosel Co., Ltd.(a)	8,100	115,278
Eizo Nanao Corp.	16,608	340,406
Fujitsu General Ltd.	37,000	211,594
Futaba Corp.	7,800	124,492
Horiba Ltd.	6,400	192,982
Idec Corp.	18,293	193,058
Japan Aviation Electronics Industry Ltd.	39,000	269,665
Kaga Electronics Co., Ltd.	25,559	267,084
Koa Corp.	13,000	114,726
Kuroda Electric Co., Ltd.	21,702	234,959
Mitsumi Electric Co., Ltd.	36,191	269,528
Nichicon Corp.	18,274	184,070
Nidec Copal Corp.	28,500	315,597
Nihon Dempa Kogyo Co., Ltd.	9,900	118,378
Osaki Electric Co., Ltd.	20,000	191,318
Ryosan Co., Ltd.	35,100	744,062
Sanshin Electronics Co., Ltd.	28,591	237,453
Sanyo Denki Co., Ltd.	30,382	155,977
Sato Holdings Corp.	23,764	295,274

See Notes to Schedule of Investments.

34        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2011

Investments	Shares	Value
Shinko Shoji Co., Ltd.	29,238	$232,186
Siix Corp.	9,275	118,138
SMK Corp.	45,150	146,118
Star Micronics Co., Ltd.	28,834	261,207
Taiyo Yuden Co., Ltd.(a)	19,500	145,477
Tamura Corp.	43,000	102,833
Tokyo Seimitsu Co., Ltd.	7,600	144,908
Toyo Corp.	47,900	504,276
Ulvac, Inc.*	8,520	104,534
Yamatake Corp.	45,600	992,129

Total Electronics		8,326,109

Engineering & Construction—5.6%
COMSYS Holdings Corp.	75,507	792,951
Japan Airport Terminal Co., Ltd.	21,587	280,850
Kandenko Co., Ltd.	132,138	640,596
Kyowa Exeo Corp.	65,466	616,881
Maeda Corp.	113,609	416,399
Maeda Road Construction Co., Ltd.	41,694	437,316
NEC Networks & System Integration Corp.	30,468	444,705
Nippo Corp.	42,358	405,192
Nippon Densetsu Kogyo Co., Ltd.	30,000	289,316
Nippon Koei Co., Ltd.	54,583	197,220
Nippon Road Co., Ltd. (The)	59,596	170,407
Nishimatsu Construction Co., Ltd.	199,037	341,472
Okumura Corp.	152,096	622,696
Penta-Ocean Construction Co., Ltd.	64,500	197,004
Raito Kogyo Co., Ltd.	39,300	215,552
Sanki Engineering Co., Ltd.	51,718	269,547
Shinko Plantech Co., Ltd.	30,408	245,825
Taihei Dengyo Kaisha Ltd.	21,000	162,126
Taihei Kogyo Co., Ltd.	43,047	229,390
Taikisha Ltd.	14,665	313,923
Takasago Thermal Engineering Co., Ltd.	75,572	645,318
Toa Corp.	70,000	118,274
Toda Corp.	160,072	582,534
Tokyo Energy & Systems, Inc.	38,000	197,557
Toshiba Plant Systems & Services Corp.	43,000	436,483
Totetsu Kogyo Co., Ltd.	26,000	223,707
Toyo Engineering Corp.	41,223	147,876
Tsukishima Kikai Co., Ltd.	31,000	254,640
Yokogawa Bridge Holdings Corp.	25,000	163,764
Yurtec Corp.	43,000	214,050

Total Engineering & Construction		10,273,571

Entertainment—0.9%
Avex Group Holdings, Inc.	37,767	483,991
Mars Engineering Corp.	23,914	408,409
Shochiku Co., Ltd.	28,000	266,025
Toei Co., Ltd.	59,405	281,815
Tokyotokeiba Co., Ltd.	217,475	296,788

Total Entertainment		1,737,028

Environmental Control—0.5%
Asahi Holdings, Inc.	23,100	458,457
Hitachi Zosen Corp.	300,675	379,068

Total Environmental Control		837,525

Food—5.2%
Ariake Japan Co., Ltd.	21,128	407,512
Ezaki Glico Co., Ltd.	50,865	573,173
Fuji Oil Co., Ltd.	39,100	559,515
House Foods Corp.	40,000	752,794
Itoham Foods, Inc.	49,000	194,879
J-Oil Mills, Inc.	128,981	368,805
Kato Sangyo Co., Ltd.	23,816	459,976
Kewpie Corp.(a)	48,300	687,399

Investments	Shares	Value
Kyokuyo Co., Ltd.	82,000	$189,706
Marudai Food Co., Ltd.	102,000	373,850
Maruha Nichiro Holdings, Inc.	252,327	465,693
Mitsui Sugar Co., Ltd.	67,879	232,027
Morinaga & Co., Ltd.	217,439	511,522
Morinaga Milk Industry Co., Ltd.	116,411	450,877
Nichirei Corp.	163,096	790,679
Nippon Beet Sugar Manufacturing Co., Ltd.	129,885	258,285
Nippon Flour Mills Co., Ltd.	119,766	529,249
Nippon Suisan Kaisha Ltd.	211,251	724,854
Nisshin Oillio Group Ltd. (The)	97,477	419,351
Prima Meat Packers Ltd.	129,000	211,256
Yokohama Reito Co., Ltd.	51,662	421,676

Total Food		9,583,078

Forest Products & Paper—0.5%
Daio Paper Corp.(a)	41,597	290,325
Hokuetsu Kishu Paper Co., Ltd.	106,132	713,156

Total Forest Products & Paper		1,003,481

Gas—0.6%
Saibu Gas Co., Ltd.	304,362	803,035
Shizuoka Gas Co., Ltd.	31,892	202,693

Total Gas		1,005,728

Hand/Machine Tools—0.8%
Asahi Diamond Industrial Co., Ltd.	24,000	290,096
Hitachi Koki Co., Ltd.	80,627	614,081
Meidensha Corp.(a)	43,000	144,749
OSG Corp.	25,300	318,634
Union Tool Co.	9,000	155,927

Total Hand/Machine Tools		1,523,487

Healthcare-Products—1.1%
Hogy Medical Co., Ltd.	10,300	435,748
Nihon Kohden Corp.	21,679	535,072
Nipro Corp.(a)	80,096	673,539
Paramount Bed Holdings Co., Ltd.*	13,473	410,109

Total Healthcare-Products		2,054,468

Healthcare-Services—0.2%
Ain Pharmaciez, Inc.	3,773	181,441
BML, Inc.	9,794	231,675

Total Healthcare-Services		413,116

Home Builders—0.7%
Mitsui Home Co., Ltd.	60,910	311,121
PanaHome Corp.	109,177	740,712
Token Corp.	8,597	291,408

Total Home Builders		1,343,241

Home Furnishings—1.2%
Alpine Electronics, Inc.	27,200	293,070
Canon Electronics, Inc.	24,300	609,237
Foster Electric Co., Ltd.	18,400	262,345
Hoshizaki Electric Co., Ltd.	19,140	449,767
Nidec Sankyo Corp.	78,000	496,751

Total Home Furnishings		2,111,170

Household Products/Wares—0.3%
Kokuyo Co., Ltd.	68,303	482,933
Mitsubishi Pencil Co., Ltd.	7,300	131,692

Total Household Products/Wares		614,625

Housewares—0.1%
Noritake Co., Ltd.	51,099	152,752

See Notes to Schedule of Investments.

35 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2011

Investments	Shares	Value
Internet— 0.4%
GMO Internet, Inc.	56,721	$216,740
Gurunavi, Inc.	12,912	137,780
Macromill, Inc.	19,469	197,625
Monex Group, Inc.	948	138,368

Total Internet		690,513

Iron/Steel—1.5%
Aichi Steel Corp.	69,314	354,948
Daido Metal Co., Ltd.	28,000	309,332
Kyoei Steel Ltd.	16,414	304,856
Mitsubishi Steel Manufacturing Co., Ltd.	43,000	108,422
Nisshin Steel Co., Ltd.	279,000	427,892
Sanyo Special Steel Co., Ltd.	59,000	312,867
Topy Industries Ltd.	105,000	257,928
Toyo Kohan Co., Ltd.	42,000	145,204
Yodogawa Steel Works Ltd.	128,993	559,965

Total Iron/Steel		2,781,414

Leisure Time—0.8%
Daikoku Denki Co., Ltd.	16,400	155,389
HIS Co., Ltd.	10,514	300,361
Mizuno Corp.	100,616	517,857
Round One Corp.(a)	67,495	438,621

Total Leisure Time		1,412,228

Lodging—0.4%
Resorttrust, Inc.	44,860	663,513

Machinery-Construction & Mining—0.2%
Aichi Corp.	40,415	159,160
Modec, Inc.(a)	15,988	275,748

Total Machinery-Construction & Mining		434,908

Machinery-Diversified—2.3%
Chugai Ro Co., Ltd.	54,986	177,236
CKD Corp.	20,100	138,197
Daifuku Co., Ltd.	67,062	345,159
Daihen Corp.	60,391	211,141
Hisaka Works Ltd.	17,945	197,316
Kinki Sharyo Co., Ltd.	43,000	136,925
Komori Corp.	39,029	261,749
Makino Milling Machine Co., Ltd.	17,000	104,731
Max Co., Ltd.	41,680	521,677
Miura Co., Ltd.	16,024	452,354
Nidec-Tosok Corp.	12,012	143,164
Nippon Sharyo Ltd.	44,000	168,703
Nippon Thompson Co., Ltd.	30,000	174,292
Organo Corp.	23,000	175,773
Sintokogio Ltd.	16,365	144,209
Torishima Pump Manufacturing Co., Ltd.	13,000	166,935
Toshiba Machine Co., Ltd.	33,806	170,480
Toyo Kanetsu K.K.	65,192	118,623
Tsubakimoto Chain Co.	49,228	254,010
Tsugami Corp.(a)	32,000	223,343

Total Machinery-Diversified		4,286,017

Media—0.2%
Gakken Holdings Co., Ltd.	84,000	152,846
Kadokawa Group Holdings, Inc.(a)	5,700	198,248

Total Media		351,094

Metal Fabricate/Hardware—1.8%
Daiichi Jitsugyo Co., Ltd.	40,000	164,804
Furukawa-Sky Aluminum Corp.	107,000	265,623
Hanwa Co., Ltd.	150,114	655,554
JFE Shoji Holdings, Inc.	130,000	542,371
Kitz Corp.	39,376	158,650

Investments	Shares	Value
Nachi-Fujikoshi Corp.	43,000	$190,577
Neturen Co., Ltd.	17,000	127,489
Oiles Corp.	15,493	292,784
Onoken Co., Ltd.	21,737	176,857
Ryobi Ltd.	63,000	230,907
Shinsho Corp.	58,000	136,444
Tocalo Co., Ltd.	6,900	146,537
Toho Zinc Co., Ltd.	41,967	159,817

Total Metal Fabricate/Hardware		3,248,414

Mining—1.1%
Dowa Holdings Co., Ltd.	129,000	816,520
Mitsui Mining & Smelting Co., Ltd.	216,000	558,669
Nippon Coke & Engineering Co., Ltd.	78,500	101,007
Nippon Denko Co., Ltd.	43,000	194,489
Nippon Light Metal Co., Ltd.	136,000	180,296
Nittetsu Mining Co., Ltd.	43,000	170,458

Total Mining		2,021,439

Miscellaneous Manufacturing—2.2%
Achilles Corp.	133,000	181,505
Amano Corp.	61,717	550,271
Bando Chemical Industries Ltd.	58,082	218,921
JSP Corp.	12,552	198,541
Kureha Corp.	99,648	496,038
Mitsuboshi Belting Co., Ltd.	41,525	213,724
Morita Holdings Corp.	27,029	153,167
Nikkiso Co., Ltd.	38,000	323,499
Nippon Valqua Industries Ltd.(a)	63,042	163,054
Okamoto Industries, Inc.	42,000	161,035
Sekisui Plastics Co., Ltd.	66,598	255,347
Shinagawa Refractories Co., Ltd.	47,834	138,640
Shin-Etsu Polymer Co., Ltd.	46,574	195,521
Tamron Co., Ltd.	14,966	361,215
Tokai Rubber Industries Ltd.	31,800	352,553

Total Miscellaneous Manufacturing		3,963,031

Office Furnishings—0.2%
Okamura Corp.	41,676	284,918

Office/Business Eq\uipment—0.2%
Riso Kagaku Corp.	15,331	219,384
Uchida Yoko Co., Ltd.	50,388	138,184

Total Office/Business Equipment		357,568

Oil & Gas—0.1%
AOC Holdings, Inc.	19,765	119,710
Japan Drilling Co., Ltd.(a)	4,184	119,636

Total Oil & Gas		239,346

Packaging & Containers—0.6%
Fuji Seal International, Inc.	5,900	106,589
Nihon Yamamura Glass Co., Ltd.	91,714	230,060
Rengo Co., Ltd.	120,424	840,495

Total Packaging & Containers		1,177,144

Pharmaceuticals—3.3%
Alfresa Holdings Corp.	21,700	915,213
ASKA Pharmaceutical Co., Ltd.	18,060	107,506
Eiken Chemical Co., Ltd.	12,929	175,602
Fuso Pharmaceutical Industries Ltd.	53,000	135,014
Kaken Pharmaceutical Co., Ltd.	56,261	748,050
Kissei Pharmaceutical Co., Ltd.	19,000	391,409
KYORIN Holdings, Inc.	42,963	756,627
Mochida Pharmaceutical Co., Ltd.	67,055	752,996
Nippon Shinyaku Co., Ltd.	40,000	494,411
Sawai Pharmaceutical Co., Ltd.	4,112	427,020
Seikagaku Corp.	36,855	396,620

See Notes to Schedule of Investments.

36        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2011

Investments	Shares	Value
Toho Holdings Co., Ltd.	35,500	$492,312
Torii Pharmaceutical Co., Ltd.	4,100	77,002
Towa Pharmaceutical Co., Ltd.	3,100	132,356

Total Pharmaceuticals		6,002,138

Private Equity—0.1%
Jafco Co., Ltd.	13,500	247,927

Real Estate—1.0%
Arnest One Corp.	53,700	551,378
Goldcrest Co., Ltd.	20,434	325,340
Heiwa Real Estate Co., Ltd.	130,500	259,507
Sankei Building Co., Ltd. (The)	55,476	213,425
Tokyu Livable, Inc.	32,561	250,534
Touei Housing Corp.	14,700	150,363

Total Real Estate		1,750,547

Retail—11.0%
Alpen Co., Ltd.	21,621	380,770
AOKI Holdings, Inc.	29,784	486,206
Arc Land Sakamoto Co., Ltd.	5,070	94,758
Arcs Co., Ltd.	30,394	561,345
ASKUL Corp.(a)	19,965	283,361
Belluna Co., Ltd.	37,674	279,593
Bookoff Corp.	13,861	122,684
Cawachi Ltd.	3,900	78,872
Chiyoda Co., Ltd.	56,491	1,004,415
Circle K Sunkus Co., Ltd.	59,020	978,041
Citizen Holdings Co., Ltd.	117,700	683,804
Cosmos Pharmaceutical Corp.	2,388	123,373
Create SD Holdings Co., Ltd.	12,202	251,050
DCM Holdings Co., Ltd.	98,145	774,292
Doutor Nichires Holdings Co., Ltd.	30,353	400,420
EDION Corp.(a)	65,377	533,620
Gulliver International Co., Ltd.	4,110	169,336
H2O Retailing Corp.(a)	81,763	623,796
Heiwado Co., Ltd.	37,792	485,294
Honeys Co., Ltd.(a)	12,000	176,865
Izumi Co., Ltd.	15,400	254,799
Izumiya Co., Ltd.	41,872	222,584
Joshin Denki Co., Ltd.	35,000	383,935
Kappa Create Co., Ltd.	11,337	268,027
Kasumi Co., Ltd.	38,879	248,110
Keiyo Co., Ltd.(a)	46,620	289,633
Kohnan Shoji Co., Ltd.	13,000	213,738
Kojima Co., Ltd.	21,600	141,492
Komeri Co., Ltd.	18,537	572,445
Kyoto Kimono Yuzen Co., Ltd.	19,645	228,009
Matsumotokiyoshi Holdings Co., Ltd.	26,600	538,638
MOS Food Services, Inc.	9,600	191,401
Parco Co., Ltd.	45,027	344,111
Paris Miki Holdings, Inc.	30,516	249,474
Plenus Co., Ltd.	39,568	646,953
Point, Inc.	17,810	756,937
Ryohin Keikaku Co., Ltd.	15,082	736,066
Saizeriya Co., Ltd.	16,500	275,143
Scroll Corp.	43,730	154,595
Seiko Holdings Corp.	43,000	88,303
Shimachu Co., Ltd.	21,164	485,501
St. Marc Holdings Co., Ltd.	8,448	325,557
Studio Alice Co., Ltd.	4,776	74,675
Sugi Holdings Co., Ltd.	12,100	352,904
Sundrug Co., Ltd.	11,200	339,464
Tsuruha Holdings, Inc.	9,367	524,109
United Arrows Ltd.	16,129	311,511
UNY Co., Ltd.	97,056	874,185
Valor Co., Ltd.	23,491	365,463

Investments	Shares	Value
WATAMI Co., Ltd.	13,029	$310,569
Xebio Co., Ltd.	20,089	478,073
Zensho Holdings Co., Ltd.	37,719	509,849

Total Retail		20,248,148

Semiconductors—0.7%
Axell Corp.(a)	17,100	345,156
Megachips Corp.(a)	12,953	215,995
Mimasu Semiconductor Industry Co., Ltd.	18,700	156,036
Sanken Electric Co., Ltd.(a)	28,000	88,069
Shinko Electric Industries Co., Ltd.(a)	73,100	497,848

Total Semiconductors		1,303,104

Shipbuilding—0.4%
Mitsui Engineering & Shipbuilding Co., Ltd.	392,000	611,386
Sasebo Heavy Industries Co., Ltd.	129,063	209,681

Total Shipbuilding		821,067

Software—2.4%
Capcom Co., Ltd.	29,113	687,905
IT Holdings Corp.	83,000	997,856
NEC Mobiling Ltd.	10,161	340,725
Nihon Unisys Ltd.	63,100	402,679
NSD Co., Ltd.	46,200	362,683
Square Enix Holdings Co., Ltd.	55,900	1,097,802
SRA Holdings, Inc.	5,602	57,520
Transcosmos, Inc.	12,900	154,585
Zenrin Co., Ltd.	31,302	280,310

Total Software		4,382,065

Storage/Warehousing—0.7%
Mitsubishi Logistics Corp.	43,000	477,840
Mitsui-Soko Co., Ltd.	78,746	296,807
Sumitomo Warehouse Co., Ltd. (The)	118,417	561,765

Total Storage/Warehousing		1,336,412

Telecommunications—1.1%
Denki Kogyo Co., Ltd.	41,110	178,995
Hikari Tsushin, Inc.	38,865	968,342
Hitachi Kokusai Electric, Inc.	42,000	341,175
Japan Radio Co., Ltd.	72,000	163,764
Maspro Denkoh Corp.	20,777	288,944

Total Telecommunications		1,941,220

Textiles—1.4%
Japan Vilene Co., Ltd.	44,400	188,703
Kurabo Industries Ltd.	193,169	366,554
Nisshinbo Holdings, Inc.	72,000	649,441
Nitto Boseki Co., Ltd.(a)	128,960	449,198
Seiren Co., Ltd.	37,111	218,016
Toyobo Co., Ltd.	567,000	766,416

Total Textiles		2,638,328

Toys/Games/Hobbies—0.2%
Tomy Co., Ltd.	47,977	337,348

Transportation—3.3%
Fuji Kyuko Co., Ltd.	12,434	73,693
Fukuyama Transporting Co., Ltd.(a)	128,059	773,946
Hitachi Transport System Ltd.	30,504	524,126
Iino Kaiun Kaisha Ltd.(a)	37,571	157,726
Keisei Electric Railway Co., Ltd.	74,000	544,372
Kintetsu World Express, Inc.	9,283	270,262
Nippon Konpo Unyu Soko Co., Ltd.	41,860	452,114
Nishi-Nippon Railroad Co., Ltd.	146,000	698,310
NS United Kaiun Kaisha Ltd.	81,000	122,121
Sankyu, Inc.	165,272	625,087
Seino Holdings Corp.	86,711	672,816
Senko Co., Ltd.(a)	95,156	378,447

See Notes to Schedule of Investments.

37        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2011

Investments	Shares	Value
Sotetsu Holdings, Inc.	214,000	$656,408
Yusen Logistics Co., Ltd.	12,900	165,484
Total Transportation		6,114,912

TOTAL COMMON STOCKS
(Cost: $183,462,702)		183,217,584

EXCHANGE-TRADED FUND—0.3%
WisdomTree Japan Hedged Equity Fund(a)(b)
(Cost: $489,689)	15,638	490,095

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $100,653)	100,653	100,653

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—5.2%

MONEY MARKET FUND—5.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $9,495,454)(e)	9,495,454	9,495,454

TOTAL INVESTMENTS IN SECURITIES—105.0%
(Cost: $193,548,498)(f)		193,303,786
Liabilities in Excess of Other Assets—(5.0)%		(9,246,202)

NET ASSETS—100.0%		$184,057,584

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $9,002,720 and the total market value of the collateral held by the Fund was $9,495,454.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

38        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—97.6%

Australia—25.3%
AGL Energy Ltd.	15,865	$233,075
Alumina Ltd.	33,208	37,960
Amcor Ltd.	33,547	247,969
AMP Ltd.	67,487	281,594
Australia & New Zealand Banking Group Ltd.	88,210	1,856,588
BHP Billiton Ltd.	39,280	1,386,089
Brambles Ltd.	27,390	201,054
Coca-Cola Amatil Ltd.	21,012	247,943
Commonwealth Bank of Australia	50,990	2,572,974
Computershare Ltd.	8,945	73,455
Crown Ltd.	17,490	145,060
CSL Ltd.	7,120	233,582
Incitec Pivot Ltd.	20,964	66,841
Insurance Australia Group Ltd.	41,828	127,789
Leighton Holdings Ltd.	9,798	191,255
Lend Lease Group(a)	11,085	81,369
Macquarie Group Ltd.	10,351	252,456
National Australia Bank Ltd.	70,826	1,696,189
Newcrest Mining Ltd.	3,196	96,986
Orica Ltd.	7,153	177,758
Origin Energy Ltd.	15,435	211,092
QBE Insurance Group Ltd.	41,299	548,300
Rio Tinto Ltd.	3,771	233,122
Santos Ltd.	12,837	161,084
Sonic Healthcare Ltd.	12,551	145,143
Suncorp Group Ltd.	29,399	252,572
TABCORP Holdings Ltd.	26,060	72,937
Telstra Corp., Ltd.	612,232	2,090,110
Wesfarmers Ltd.	29,606	895,386
Westfield Retail Trust	5,164	13,182
Westpac Banking Corp.	112,651	2,309,797
Woodside Petroleum Ltd.	11,236	352,716
Woolworths Ltd.	29,676	763,639
WorleyParsons Ltd.	3,460	91,056

Total Australia		18,348,122

China—11.0%
Agricultural Bank of China Ltd. Class H	272,000	116,973
Anhui Conch Cement Co., Ltd. Class H(b)	4,000	11,871
Bank of China Ltd. Class H	2,165,000	797,247
China Coal Energy Co., Ltd. Class H	45,000	48,554
China Communications Construction Co., Ltd. Class H	231,000	180,538
China Construction Bank Corp. Class H	4,638,000	3,236,675
China Life Insurance Co., Ltd. Class H	80,000	197,770
China Longyuan Power Group Corp. Class H(b)	29,000	22,665
China Merchants Bank Co., Ltd. Class H	40,500	81,870
China National Building Material Co., Ltd. Class H	22,000	24,984
China Pacific Insurance Group Co., Ltd. Class H	18,600	52,927
China Petroleum & Chemical Corp. Class H	306,000	321,894
China Shenhua Energy Co., Ltd. Class H	51,000	221,294
China Telecom Corp., Ltd. Class H	864,000	491,705
Dongfeng Motor Group Co., Ltd. Class H	86,000	147,493
Guangzhou Automobile Group Co., Ltd. Class H	108,000	90,109
Industrial & Commercial Bank of China Class H	1,817,000	1,078,512
PetroChina Co., Ltd. Class H	500,000	622,538
Ping An Insurance Group Co. Class H(b)	13,500	88,996

Investments	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	$14,400
Sinopharm Group Co., Ltd. Class H	9,200	22,104
Yanzhou Coal Mining Co., Ltd. Class H	30,000	64,043
Zhaojin Mining Industry Co., Ltd. Class H	16,000	25,422

Total China		7,960,584

Hong Kong—19.3%
Bank of East Asia Ltd.(b)	38,370	145,247
Beijing Enterprises Holdings Ltd.	12,500	75,001
BOC Hong Kong Holdings Ltd.	288,109	682,565
Cathay Pacific Airways Ltd.	155,000	265,831
Cheung Kong Holdings Ltd.	41,277	491,077
China Merchants Holdings International Co., Ltd.	52,092	151,247
China Mobile Ltd.	575,930	5,628,343
China Overseas Land & Investment Ltd.	95,565	159,714
China Resources Enterprise Ltd.	30,600	105,000
China Resources Power Holdings Co., Ltd.	66,218	127,719
China Unicom Hong Kong Ltd.	87,648	184,401
Citic Pacific Ltd.	48,283	87,034
CLP Holdings Ltd.	62,366	530,383
CNOOC Ltd.	744,062	1,301,002
Fosun International Ltd.	103,000	53,843
Hang Lung Group Ltd.	16,000	87,657
Hang Lung Properties Ltd.	66,000	187,804
Hang Seng Bank Ltd.	54,803	650,233
Henderson Land Development Co., Ltd.	28,000	139,160
Hong Kong & China Gas Co., Ltd.	110,410	255,888
Hong Kong Exchanges and Clearing Ltd.	17,473	279,195
Hutchison Whampoa Ltd.	64,027	536,265
Hysan Development Co., Ltd.	14,948	49,079
Lenovo Group Ltd.	98,000	65,362
MTR Corp.	84,265	272,869
New World Development Co., Ltd.	75,557	60,900
Power Assets Holdings Ltd.	57,079	422,217
Sino Land Co., Ltd.	110,924	157,961
SJM Holdings Ltd.	69,432	113,357
Sun Hung Kai Properties Ltd.	42,534	533,140
Wharf Holdings Ltd.	33,350	150,720

Total Hong Kong		13,950,214

Indonesia—4.1%
Adaro Energy Tbk PT	266,000	51,924
Astra International Tbk PT	74,000	603,915
Bank Central Asia Tbk PT	257,500	227,185
Bank Danamon Indonesia TbK PT	119,834	54,185
Bank Mandiri Tbk PT	232,500	173,077
Bank Negara Indonesia Persero Tbk PT	121,000	50,709
Bank Rakyat Indonesia Persero Tbk PT	232,500	173,077
Bumi Resources Tbk PT	101,000	24,227
Indo Tambangraya Megah Tbk PT	20,000	85,249
Indocement Tunggal Prakarsa Tbk PT	33,000	62,051
Indofood Sukses Makmur Tbk PT	101,000	51,238
International Nickel Indonesia Tbk PT	393,000	138,693
Perusahaan Gas Negara PT	606,000	212,192
Semen Gresik Persero Tbk PT	127,000	160,369
Tambang Batubara Bukit Asam Tbk PT	39,000	74,624
Telekomunikasi Indonesia Tbk PT	499,500	388,362
Unilever Indonesia Tbk PT	139,500	289,231
United Tractors Tbk PT	46,500	135,128
XL Axiata Tbk PT	96,626	48,220

Total Indonesia		3,003,656

Malaysia—6.6%
AMMB Holdings Bhd	52,800	99,104
Axiata Group Bhd	109,700	177,873

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds        39

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2011

Investments	Shares	Value
CIMB Group Holdings Bhd	75,000	$176,025
DiGi.Com Bhd	303,800	371,844
Genting Bhd	16,500	57,255
Genting Malaysia Bhd	90,100	108,859
Hong Leong Bank Bhd	23,920	82,249
IOI Corp. Bhd	152,600	258,987
Kuala Lumpur Kepong Bhd	20,000	143,218
Malayan Banking Bhd	394,800	1,068,575
Maxis Bhd	321,000	554,915
MISC Bhd	144,500	249,342
Petronas Dagangan Bhd	24,800	139,255
Petronas Gas Bhd	59,000	282,902
Public Bank Bhd	107,400	453,316
RHB Capital Bhd	37,600	88,722
Sime Darby Bhd	44,700	129,729
Tenaga Nasional Bhd	105,700	196,729
YTL Power International Bhd	259,000	145,432

Total Malaysia		4,784,331

New Zealand—0.1%
Fletcher Building Ltd.	13,836	66,272

Philippines—1.3%
Aboitiz Equity Ventures, Inc.	141,400	129,454
Aboitiz Power Corp.	218,400	148,903
Manila Electric Co.	17,910	100,954
Philippine Long Distance Telephone Co.	8,145	472,115
San Miguel Corp.	12,268	32,674
SM Investments Corp.	6,590	87,531

Total Philippines		971,631

Singapore—6.3%
City Developments Ltd.	10,000	68,639
DBS Group Holdings Ltd.	47,017	417,719
Fraser and Neave Ltd.	28,970	138,522
Jardine Cycle & Carriage Ltd.	7,676	284,864
Keppel Corp., Ltd.	36,235	259,889
Oversea-Chinese Banking Corp., Ltd.	74,517	449,981
SembCorp Industries Ltd.	44,116	137,793
SembCorp Marine Ltd.(b)	96,757	285,051
Singapore Airlines Ltd.	19,557	153,240
Singapore Exchange Ltd.	27,869	131,753
Singapore Press Holdings Ltd.	69,000	196,360
Singapore Technologies Engineering Ltd.	106,625	221,202
Singapore Telecommunications Ltd.	503,577	1,200,056
United Overseas Bank Ltd.	34,574	407,161
Wilmar International Ltd.	46,781	180,392

Total Singapore		4,532,622

South Korea—7.2%
Cheil Industries, Inc.	197	17,272
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	1,220	25,734
Doosan Heavy Industries & Construction Co., Ltd.*	852	48,147
GS Engineering & Construction Corp.*	251	20,067
GS Holdings*	902	39,697
Hana Financial Group, Inc.	2,710	83,629
Hankook Tire Co., Ltd.*	950	37,316
Hanwha Chem Corp.*	850	18,151
Honam Petrochemical Corp.*	81	20,953
Hynix Semiconductor, Inc.*	2,140	40,775
Hyundai Engineering & Construction Co., Ltd.*	600	36,667
Hyundai Glovis Co., Ltd.*	104	17,333
Hyundai Heavy Industries Co., Ltd.*	692	154,379
Hyundai Mobis*	269	68,184

Investments	Shares	Value
Hyundai Motor Co.*	940	$173,802
Hyundai Steel Co.*	214	17,778
Industrial Bank of Korea*	7,540	81,814
Kangwon Land, Inc.*	5,030	118,764
KB Financial Group, Inc.*	672	21,175
Kia Motors Corp.*	1,946	112,672
Korea Exchange Bank	49,180	313,779
Korea Kumho Petrochemical Co.*	68	9,887
Korea Life Insurance Co., Ltd.	7,645	49,109
Korea Zinc Co., Ltd.*	75	19,792
KT Corp. ADR	21,801	340,968
KT&G Corp.	4,240	299,597
LG Chem Ltd.*	356	98,116
LG Corp.*	1,386	73,872
LG Display Co., Ltd.*	3,550	75,499
LG Electronics, Inc.*	263	16,985
LG Household & Health Care Ltd.*	75	31,738
Lotte Shopping Co., Ltd.*	63	18,566
NCSoft Corp.*	31	8,275
OCI Co., Ltd.*	116	22,102
POSCO	1,337	441,024
Samsung C&T Corp.*	614	36,296
Samsung Electro-Mechanics Co., Ltd.	539	36,354
Samsung Electronics Co., Ltd.	1,106	1,015,754
Samsung Engineering Co., Ltd.*	252	44,078
Samsung Fire & Marine Insurance Co., Ltd.	422	77,293
Samsung Heavy Industries Co., Ltd.*	1,540	37,297
Samsung Life Insurance Co., Ltd.	1,745	122,544
Samsung SDI Co., Ltd.*	299	34,650
Shinhan Financial Group Co., Ltd.*	4,684	161,622
SK C&C Co., Ltd.*	171	17,367
SK Holdings Co., Ltd.*	275	28,885
SK Innovation Co., Ltd.*	551	67,918
SK Telecom Co., Ltd. ADR	29,400	400,134
S-Oil Corp.	1,287	111,719
Woori Finance Holdings Co., Ltd.*	9,660	79,075

Total South Korea		5,244,604

Taiwan—12.1%
Acer, Inc.	106,000	122,877
Advanced Semiconductor Engineering, Inc.	39,446	33,741
Asustek Computer, Inc.	24,740	176,078
Cathay Financial Holding Co., Ltd.	69,120	74,647
Chang Hwa Commercial Bank	50,510	27,441
Cheng Shin Rubber Industry Co., Ltd.	32,800	70,953
China Steel Corp.	270,800	257,573
Chinatrust Financial Holding Co., Ltd.	161,363	100,722
Chunghwa Telecom Co., Ltd.	282,000	931,339
Compal Electronics, Inc.	199,000	198,481
Delta Electronics, Inc.	57,000	135,539
Far Eastern New Century Corp.	89,250	103,608
Far EasTone Telecommunications Co., Ltd.	131,000	246,174
First Financial Holding Co., Ltd.	95,532	56,002
Formosa Chemicals & Fibre Corp.	151,000	398,458
Formosa Petrochemical Corp.	250,000	774,464
Formosa Plastics Corp.	143,000	381,598
Foxconn Technology Co., Ltd.	3,150	10,050
Fubon Financial Holding Co., Ltd.	274,487	290,542
Hon Hai Precision Industry Co., Ltd.	124,500	340,865
HTC Corp.	10,450	171,526
MediaTek, Inc.	59,000	540,721
Mega Financial Holding Co., Ltd.	301,200	200,939
Nan Ya Plastics Corp.	123,000	244,140
President Chain Store Corp.	17,000	92,638
Quanta Computer, Inc.	139,000	292,424
Taiwan Cement Corp.	95,000	109,812

See Notes to Schedule of Investments.

40        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2011

Investments	Shares	Value
Taiwan Cooperative Financial Holding	37,800	$22,721
Taiwan Mobile Co., Ltd.	140,100	436,786
Taiwan Semiconductor Manufacturing Co., Ltd.	679,000	1,699,799
Uni-President Enterprises Corp.	55,700	81,400
United Microelectronics Corp.	292,000	122,474

Total Taiwan		8,746,532

Thailand—4.3%
Advanced Info Service PCL	139,100	619,447
Bangkok Bank PCL	32,100	156,176
Bank of Ayudhya PCL NVDR	81,100	56,552
Banpu PCL	4,600	79,607
Charoen Pokphand Foods PCL	188,200	196,849
CP ALL PCL	96,200	157,792
Indorama Ventures PCL	49,195	45,609
Kasikornbank PCL NVDR	29,700	114,846
Krung Thai Bank PCL	210,000	99,176
PTT Exploration & Production PCL	67,200	358,897
PTT Global Chemical PCL*	40,394	78,099
PTT PCL	56,700	571,493
Siam Cement PCL NVDR	29,671	294,359
Siam Commercial Bank PCL	62,400	230,415
Thai Oil PCL	38,000	70,460

Total Thailand		3,129,777

TOTAL COMMON STOCKS
(Cost: $74,994,520)		70,738,345

EXCHANGE-TRADED FUNDS—2.3%
United States—2.3%
WisdomTree Global ex-U.S. Real Estate Fund(c)	2,121	49,292
WisdomTree India Earnings Fund(b)(c)	101,764	1,587,518

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $2,266,484)		1,636,810

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $3,684)	3,684	3,684

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.6%

MONEY MARKET FUND—2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $1,883,553)(f)	1,883,553	1,883,553

TOTAL INVESTMENTS IN SECURITIES—102.5%
(Cost: $79,148,241)(g)		74,262,392
Liabilities in Excess of Foreign Currency and Other Assets—(2.5)%		(1,783,559)

NET ASSETS—100.0%		$72,478,833

ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
PCL	—	Public Company Limited

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(e)	Interest rate shown reflects yield as of December 31, 2011.
(f)	At December 31, 2011, the total market value of the Fund’s securities on loan was $1,814,383 and the total market value of the collateral held by the Fund was $1,883,553.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

41 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.9%

Agriculture—1.4%
GrainCorp Ltd.	85,985	$691,992

Banks—11.0%
Australia & New Zealand Banking Group Ltd.	66,820	1,406,385
Commonwealth Bank of Australia	27,767	1,401,133
National Australia Bank Ltd.	53,503	1,281,326
Westpac Banking Corp.	73,316	1,503,272

Total Banks		5,592,116

Beverages—1.9%
Coca-Cola Amatil Ltd.	82,491	973,399

Biotechnology—1.1%
CSL Ltd.	16,697	547,769

Chemicals—1.0%
Incitec Pivot Ltd.	155,110	494,549

Coal—1.4%
New Hope Corp., Ltd.	81,550	462,336
Whitehaven Coal Ltd.(a)	44,453	241,082

Total Coal		703,418

Commercial Services—1.5%
Brambles Ltd.	107,189	786,814

Computers—1.2%
Computershare Ltd.	75,971	623,863

Diversified Financial Services—1.9%
Macquarie Group Ltd.	38,630	942,167

Electric—2.9%
AGL Energy Ltd.	66,218	972,817
Origin Energy Ltd.	37,419	511,749

Total Electric		1,484,566

Engineering & Construction—6.3%
Boart Longyear Ltd.	71,965	205,104
Leighton Holdings Ltd.	57,806	1,128,363
Transfield Services Ltd.	224,482	497,100
UGL Ltd.	68,631	837,290
WorleyParsons Ltd.	19,998	526,285

Total Engineering & Construction		3,194,142

Entertainment—3.3%
TABCORP Holdings Ltd.	179,744	503,067
Tatts Group Ltd.	463,265	1,158,852

Total Entertainment		1,661,919

Food—7.4%
Goodman Fielder Ltd.	2,568,294	1,145,362
Metcash Ltd.	393,089	1,628,100
Woolworths Ltd.	38,115	980,795

Total Food		3,754,257

Healthcare-Products—1.0%
Cochlear Ltd.	8,154	518,288

Healthcare-Services—5.0%
Primary Health Care Ltd.	254,116	802,401
Ramsay Health Care Ltd.	32,959	651,463
Sonic Healthcare Ltd.	91,781	1,061,380

Total Healthcare-Services		2,515,244

Insurance—7.6%
AMP Ltd.	201,641	841,360
Insurance Australia Group Ltd.	244,840	748,010
QBE Insurance Group Ltd.	93,692	1,243,887

Investments	Shares	Value
Suncorp Group Ltd.	117,855	$1,012,514

Total Insurance		3,845,771

Internet—4.8%
carsales.com Ltd.(a)	178,610	873,440
Iress Market Technology Ltd.	97,869	695,324
REA Group Ltd.	35,232	451,498
Seek Ltd.	70,676	410,832

Total Internet		2,431,094

Iron/Steel—0.1%
Fortescue Metals Group Ltd.	16,032	70,182

Leisure Time—1.3%
Flight Centre Ltd.(a)	41,011	677,757

Lodging—1.8%
Crown Ltd.	110,996	920,587

Media—0.9%
Fairfax Media Ltd.(a)	600,772	443,456

Mining—6.7%
Alumina Ltd.	286,241	327,202
BHP Billiton Ltd.	11,817	416,991
Iluka Resources Ltd.	7,304	116,065
Mineral Resources Ltd.	44,986	507,316
Newcrest Mining Ltd.	4,322	131,155
Orica Ltd.	31,514	783,150
OZ Minerals Ltd.	82,398	845,589
Rio Tinto Ltd.	4,458	275,592

Total Mining		3,403,060

Miscellaneous Manufacturing—2.2%
Ansell Ltd.	38,257	570,275
Campbell Brothers Ltd.	11,261	565,579

Total Miscellaneous Manufacturing		1,135,854

Oil & Gas—4.5%
Beach Energy Ltd.	397,556	503,355
Caltex Australia Ltd.	72,386	873,454
Santos Ltd.	39,303	493,192
Woodside Petroleum Ltd.	12,419	389,853

Total Oil & Gas		2,259,854

Packaging & Containers—2.2%
Amcor Ltd.	152,003	1,123,560

REITS—0.1%
Westfield Retail Trust	15,002	38,296

Retail—11.6%
David Jones Ltd.(a)	416,359	1,011,638
Harvey Norman Holdings Ltd.(a)	480,918	904,724
JB Hi-Fi Ltd.(a)	72,918	843,990
Myer Holdings Ltd.(a)	662,986	1,315,207
Wesfarmers Ltd.	33,568	1,015,211
Wesfarmers Ltd. PPS	25,273	770,819

Total Retail		5,861,589

Telecommunications—5.7%
Telstra Corp., Ltd.	710,736	2,426,394
TPG Telecom Ltd.	331,957	452,629

Total Telecommunications		2,879,023

Transportation—2.1%
Asciano Ltd.	31,088	143,421
Toll Holdings Ltd.	216,439	936,390

Total Transportation		1,079,811

TOTAL COMMON STOCKS
(Cost: $57,386,835)		50,654,397

See Notes to Schedule of Investments.

42        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2011

Investments	Shares	Value
SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $26,254)	26,254	$26,254

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.3%

MONEY MARKET FUND—9.3%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $4,723,979)(d)	4,723,979	4,723,979

TOTAL INVESTMENTS IN SECURITIES—109.3%
(Cost: $62,137,068)(e)		55,404,630
Liabilities in Excess of Foreign Currency and Other Assets—(9.3)%		(4,694,177)

NET ASSETS—100.0%		$50,710,453

PPS            —         Price Protected Shares

(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(c)	Interest rate shown reflects yield as of December 31, 2011.
(d)	At December 31, 2011, the total market value of the Fund’s securities on loan was $4,455,293 and the total market value of the collateral held by the Fund was $4,723,979.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

43        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.6%

Australia—12.3%
AMP Ltd.	71,970	$300,300
Australia & New Zealand Banking Group Ltd.	82,929	1,745,437
BHP Billiton Ltd.	41,463	1,463,122
Brambles Ltd.	34,221	251,197
Commonwealth Bank of Australia	47,273	2,385,413
CSL Ltd.	8,415	276,066
Macquarie Group Ltd.	10,904	265,943
National Australia Bank Ltd.	67,925	1,626,714
Newcrest Mining Ltd.	1,377	41,786
Origin Energy Ltd.	18,683	255,512
QBE Insurance Group Ltd.	41,582	552,057
Rio Tinto Ltd.	4,539	280,599
Telstra Corp., Ltd.	594,945	2,031,093
Wesfarmers Ltd.	28,021	847,451
Westpac Banking Corp.	105,867	2,170,698
Woodside Petroleum Ltd.	12,154	381,534
Woolworths Ltd.	29,917	769,840

Total Australia		15,644,762

Austria—0.2%
Bank Austria Creditanstalt AG*†(a)	1,715	—
OMV AG	7,011	213,335

Total Austria		213,335

Belgium—1.0%
Anheuser-Busch InBev N.V.	12,798	785,912
Belgacom S.A.	13,774	433,429

Total Belgium		1,219,341

Denmark—0.3%
Novo Nordisk A/S Class B	3,710	427,677

Finland—1.0%
Fortum Oyj	16,646	356,333
Nokia Oyj	135,770	664,814
Sampo Oyj Class A	12,643	314,628

Total Finland		1,335,775

France—12.1%
Air Liquide S.A.	3,395	421,286
Alstom S.A.	4,428	134,681
AXA S.A.	39,395	513,708
BNP Paribas S.A.	17,960	707,603
Bouygues S.A.	7,915	250,141
Carrefour S.A.	9,791	223,890
Christian Dior S.A.	2,604	309,677
Cie de Saint-Gobain	5,884	226,591
Cie Generale des Etablissements Michelin Class B	647	38,363
CNP Assurances	14,777	183,733
Danone	6,974	439,719
EDF S.A.	30,976	755,976
France Telecom S.A.	92,970	1,464,561
GDF Suez	50,737	1,391,053
Lafarge S.A.	5,273	185,914
L’Oreal S.A.	5,302	555,441
LVMH Moet Hennessy Louis Vuitton S.A.	4,332	615,220
Natixis	75,286	189,992
Pernod-Ricard S.A.	2,575	239,540
PPR	2,145	308,108
Sanofi	23,441	1,726,899
Schneider Electric S.A.	7,386	390,045
Societe Generale S.A.	12,526	279,764
Total S.A.	51,196	2,625,173

Investments	Shares	Value
Veolia Environnement S.A.	10,773	$118,439
Vinci S.A.	9,771	428,219
Vivendi S.A.	34,137	749,809

Total France		15,473,545

Germany—8.1%
Allianz SE	8,327	798,945
BASF SE	13,381	936,099
Bayer AG	9,227	591,715
Bayerische Motoren Werke AG	5,215	350,408
Daimler AG	16,427	723,334
Deutsche Bank AG	7,526	287,576
Deutsche Boerse AG*	3,849	202,411
Deutsche Post AG	27,779	428,408
Deutsche Telekom AG	109,045	1,254,901
E.ON AG	58,480	1,265,517
Linde AG	1,864	278,150
Metro AG	5,161	188,933
Muenchener Rueckversicherungs AG	4,345	534,603
RWE AG	18,480	651,323
SAP AG	9,026	478,644
Siemens AG	10,878	1,044,127
Volkswagen AG	2,405	323,601

Total Germany		10,338,695

Hong Kong—5.4%
BOC Hong Kong Holdings Ltd.	182,000	431,180
Cheung Kong Holdings Ltd.	33,000	392,604
China Mobile Ltd.	322,919	3,155,764
CLP Holdings Ltd.	25,500	216,861
CNOOC Ltd.	443,529	775,516
Hang Seng Bank Ltd.	30,795	365,380
Hong Kong Exchanges and Clearing Ltd.	15,000	239,680
Hutchison Whampoa Ltd.	45,000	376,902
MTR Corp.	61,500	199,151
Power Assets Holdings Ltd.	25,500	188,625
Sun Hung Kai Properties Ltd.	28,442	356,505
Wharf Holdings Ltd.	34,000	153,658

Total Hong Kong		6,851,826

Ireland—0.2%
CRH PLC	13,176	262,724

Italy—3.6%
Assicurazioni Generali SpA(b)	20,508	309,619
Atlantia SpA	15,723	252,482
Enel SpA	188,246	768,304
ENI SpA	95,957	1,994,311
Intesa Sanpaolo SpA	209,245	351,491
Luxottica Group SpA	1,984	55,889
Saipem SpA	3,424	146,014
Snam Rete Gas SpA	89,793	397,020
Telecom Italia SpA	311,801	336,359

Total Italy		4,611,489

Japan—10.1%
Astellas Pharma, Inc.	9,500	386,470
Canon, Inc.	18,200	806,629
Chubu Electric Power Co., Inc.	13,300	248,403
Daiichi Sankyo Co., Ltd.	14,700	291,554
Denso Corp.	6,900	190,660
East Japan Railway Co.	5,000	318,430
FANUC Corp.	1,800	275,591
Fast Retailing Co., Ltd.	300	54,588
Hitachi Ltd.	9,000	47,258
Honda Motor Co., Ltd.(b)	13,300	405,880
Japan Tobacco, Inc.	89	418,742

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds        44

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2011

Investments	Shares	Value
JX Holdings, Inc.	35,671	$215,584
Kansai Electric Power Co., Inc. (The)	15,500	237,919
KDDI Corp.	46	295,945
Mitsubishi Corp.	22,500	454,738
Mitsubishi UFJ Financial Group, Inc.	163,200	693,611
Mitsui & Co., Ltd.	27,100	421,610
Mitsui Fudosan Co., Ltd.	13,000	189,576
Mizuho Financial Group, Inc.	409,298	553,249
MS&AD Insurance Group Holdings	11,600	214,994
Nintendo Co., Ltd.	2,600	358,201
Nippon Steel Corp.	80,000	199,636
Nippon Telegraph & Telephone Corp.	17,994	920,281
Nissan Motor Co., Ltd.	26,200	235,643
Nomura Holdings, Inc.	46,900	142,029
NTT DoCoMo, Inc.	619	1,138,400
Seven & I Holdings Co., Ltd.	12,900	359,637
Shin-Etsu Chemical Co., Ltd.	5,800	285,703
Sumitomo Corp.	19,200	260,026
Sumitomo Mitsui Financial Group, Inc.	24,100	671,568
Takeda Pharmaceutical Co., Ltd.	16,100	707,278
Tokio Marine Holdings, Inc.	11,000	243,761
Toyota Motor Corp.	20,800	693,423

Total Japan		12,937,017

Netherlands—1.8%
Akzo Nobel N.V.	3,819	185,217
ASML Holding N.V.	1,886	79,509
Heineken N.V.	5,312	246,662
Koninklijke KPN N.V.	46,187	554,309
Koninklijke Philips Electronics N.V.	18,568	392,414
Unilever N.V. CVA	25,299	872,609

Total Netherlands		2,330,720

Norway—1.8%
DNB ASA	34,455	338,029
Statoil ASA	57,904	1,489,333
Telenor ASA	30,953	508,799

Total Norway		2,336,161

Portugal—0.3%
EDP-Energias de Portugal S.A.	106,371	330,162

Singapore—1.5%
DBS Group Holdings Ltd.	27,000	239,880
Jardine Cycle & Carriage Ltd.	2,000	74,222
Keppel Corp., Ltd.	45,000	322,755
Oversea-Chinese Banking Corp., Ltd.	44,000	265,700
Singapore Airlines Ltd.	5,000	39,178
Singapore Telecommunications Ltd.	299,500	713,728
United Overseas Bank Ltd.	23,000	270,859

Total Singapore		1,926,322

Spain—6.6%
ACS Actividades de Construccion y Servicios, S.A.(b)	8,329	247,602
Banco Bilbao Vizcaya Argentaria S.A.	72,444	628,208
Banco Santander S.A.	224,942	1,714,090
CaixaBank(b)	93,712	461,670
Endesa S.A.	18,453	379,683
Gas Natural SDG S.A.(b)	23,280	400,881
Iberdrola S.A.	108,776	683,303
Inditex S.A.	6,655	546,688
Mapfre S.A.(b)	79,694	253,981
Repsol YPF S.A.(b)	21,165	652,127
Telefonica S.A.	142,634	2,478,371

Total Spain		8,446,604

Investments	Shares	Value
Sweden—2.8%
Atlas Copco AB Class A	11,823	$255,248
Hennes & Mauritz AB Class B	28,639	924,513
Nordea Bank AB	55,124	428,187
Sandvik AB	17,179	211,627
Skandinaviska Enskilda Banken AB Class A	29,189	170,698
Svenska Handelsbanken AB Class A	10,609	280,109
Telefonaktiebolaget LM Ericsson Class B	34,775	357,119
TeliaSonera AB	97,749	666,888
Volvo AB Class A	22,838	253,023

Total Sweden		3,547,412

Switzerland—8.7%
ABB Ltd.*	27,599	521,816
Credit Suisse Group AG*	16,738	395,046
Holcim Ltd.*	4,113	221,023
Nestle S.A.	45,831	2,646,641
Novartis AG	41,134	2,362,203
Roche Holding AG	3,174	565,489
Roche Holding AG—Genusschein	11,380	1,937,435
SGS S.A.	176	292,675
Swiss Re AG*	8,830	452,029
Swisscom AG	1,180	449,109
Syngenta AG*	1,045	307,320
Zurich Financial Services AG*	4,156	944,444

Total Switzerland		11,095,230

United Kingdom—21.8%
Anglo American PLC	8,574	316,998
Antofagasta PLC	27,347	516,375
AstraZeneca PLC	29,632	1,370,020
Aviva PLC	72,100	337,048
BAE Systems PLC	69,521	308,030
Barclays PLC	107,194	293,282
BG Group PLC	17,121	366,256
BHP Billiton PLC	25,205	735,437
BP PLC	152,372	1,090,471
British American Tobacco PLC	36,477	1,732,130
British Sky Broadcasting Group PLC	21,457	244,262
BT Group PLC	115,785	343,508
Centrica PLC	91,284	410,414
Compass Group PLC	29,774	282,721
Diageo PLC	33,632	735,143
Eurasian Natural Resources Corp. PLC	19,782	195,373
Fresnillo PLC	4,223	100,216
GlaxoSmithKline PLC	108,577	2,483,003
HSBC Holdings PLC	260,201	1,985,701
Imperial Tobacco Group PLC	17,634	667,312
International Power PLC	51,755	271,218
National Grid PLC	65,091	632,237
Pearson PLC	15,032	282,671
Prudential PLC	40,642	403,288
Reckitt Benckiser Group PLC	10,915	539,424
Rio Tinto PLC	10,963	532,425
Royal Dutch Shell PLC Class A	71,126	2,620,831
Royal Dutch Shell PLC Class B	44,865	1,711,045
SABMiller PLC	15,882	559,423
SSE PLC	16,739	335,842
Standard Chartered PLC	26,350	576,993
TESCO PLC	112,194	703,458
Unilever PLC	21,303	716,105
Vodafone Group PLC	1,151,116	3,200,432
Xstrata PLC	12,231	185,900

Total United Kingdom		27,784,992

TOTAL COMMON STOCKS
(Cost: $142,562,003)		127,113,789

See Notes to Schedule of Investments.

45        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2011

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(c)
(Cost: $55,930)	1,339	$57,644

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $4,682)	4,682	4,682

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.0%

MONEY MARKET FUND—2.0%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $2,545,400)(f)	2,545,400	2,545,400

TOTAL INVESTMENTS IN SECURITIES—101.6%

(Cost: $145,168,015)(g)		129,721,515
Liabilities in Excess of Foreign Currency and Other Assets—(1.6)%		(2,053,673)

NET ASSETS—100.0%		$127,667,842

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Escrow security - additional shares issued as a result of a corporate action.
(b)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(e)	Interest rate shown reflects yield as of December 31, 2011.
(f)	At December 31, 2011, the total market value of the Fund’s securities on loan was $2,413,316 and the total market value of the collateral held by the Fund was $2,545,400.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

46        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.5%

Australia—15.7%
Amcor Ltd.	608,692	$4,499,266
BHP Billiton Ltd.	54,692	1,929,938
Brambles Ltd.	421,245	3,092,122
Coca-Cola Amatil Ltd.	324,404	3,827,986
CSL Ltd.	68,605	2,250,684
Orica Ltd.	122,483	3,043,808
Origin Energy Ltd.(a)	145,081	1,984,153
Santos Ltd.	158,360	1,987,173
Telstra Corp., Ltd.	2,809,024	9,589,776
Wesfarmers Ltd.	123,507	3,735,273
Woodside Petroleum Ltd.	50,911	1,598,180
Woolworths Ltd.	158,358	4,074,952

Total Australia		41,613,311

Austria—0.7%
OMV AG	58,422	1,777,702

Belgium—2.6%
Belgacom S.A.(a)	183,028	5,759,371
Solvay S.A.	13,253	1,095,231

Total Belgium		6,854,602

Finland—2.5%
Nokia Oyj	973,775	4,768,208
UPM-Kymmene Oyj	173,254	1,913,981

Total Finland		6,682,189

France—11.6%
Accor S.A.	55,009	1,398,564
Bouygues S.A.	78,652	2,485,676
Cap Gemini S.A.	31,560	989,211
Casino Guichard Perrachon S.A.	25,670	2,168,694
France Telecom S.A.	296,781	4,675,206
GDF Suez	130,579	3,580,075
Lafarge S.A.	46,753	1,648,406
Peugeot S.A.	63,026	990,806
Sanofi	42,348	3,119,778
Total S.A.	72,646	3,725,064
Veolia Environnement S.A.	142,398	1,565,528
Vivendi S.A.	192,611	4,230,642

Total France		30,577,650

Germany—6.9%
BASF SE	26,707	1,868,350
Daimler AG	38,174	1,680,925
Deutsche Post AG	193,113	2,978,193
Deutsche Telekom AG	317,928	3,658,747
E.ON AG	192,408	4,163,740
RWE AG	110,545	3,896,133

Total Germany		18,246,088

Hong Kong—1.1%
Cathay Pacific Airways Ltd.	1,780,000	3,052,764

Ireland—1.1%
CRH PLC	142,073	2,832,877

Italy—4.6%
Atlantia SpA	153,035	2,457,454
ENI SpA	183,434	3,812,379
Snam Rete Gas SpA	688,130	3,042,566
Terna Rete Elettrica Nazionale SpA	861,070	2,910,746

Total Italy		12,223,145

Japan—9.6%
Astellas Pharma, Inc.	68,900	2,802,924
Canon, Inc.	51,500	2,282,493

Investments	Shares	Value
Daiichi Sankyo Co., Ltd.	135,200	$2,681,508
Eisai Co., Ltd.	87,400	3,618,001
Fujitsu Ltd.	284,000	1,476,475
Hoya Corp.	118,400	2,551,432
Kyocera Corp.	12,400	997,609
Murata Manufacturing Co., Ltd.	18,900	971,530
Nintendo Co., Ltd.	13,500	1,859,891
Sumitomo Metal Industries Ltd.	1,010,000	1,837,796
Takeda Pharmaceutical Co., Ltd.	69,300	3,044,372
Tokyo Electron Ltd.	27,900	1,419,658

Total Japan		25,543,689

Netherlands—3.3%
Koninklijke KPN N.V.	386,340	4,636,620
Reed Elsevier N.V.	244,598	2,859,947
STMicroelectronics N.V.	193,806	1,159,826

Total Netherlands		8,656,393

Norway—2.3%
Orkla ASA	384,356	2,875,610
Statoil ASA	124,793	3,209,766

Total Norway		6,085,376

Portugal—2.8%
EDP-Energias de Portugal S.A.	1,293,007	4,013,334
Portugal Telecom, SGPS, S.A.(a)	597,215	3,449,972

Total Portugal		7,463,306

Singapore—1.2%
SembCorp Marine Ltd.(a)	1,074,000	3,164,061

Spain—6.3%
ACS Actividades de Construccion y Servicios, S.A.(a)	96,054	2,855,458
Ferrovial S.A.	274,253	3,319,901
Gas Natural SDG S.A.(a)	199,924	3,442,683
Repsol YPF S.A.(a)	87,667	2,701,160
Telefonica S.A.	255,657	4,442,229

Total Spain		16,761,431

Sweden—2.5%
Hennes & Mauritz AB Class B	88,309	2,850,755
TeliaSonera AB	541,596	3,695,016

Total Sweden		6,545,771

Switzerland—3.3%
Novartis AG	43,811	2,515,935
Roche Holding AG—Genusschein	18,655	3,175,998
Swisscom AG	7,812	2,973,255

Total Switzerland		8,665,188

United Kingdom—21.4%
Antofagasta PLC	198,661	3,751,181
AstraZeneca PLC	79,924	3,695,246
BAE Systems PLC	789,400	3,497,627
British American Tobacco PLC	82,092	3,898,183
Compass Group PLC	237,733	2,257,407
GlaxoSmithKline PLC	182,707	4,178,251
Imperial Tobacco Group PLC	90,476	3,423,824
J. Sainsbury PLC	627,921	2,955,857
Marks & Spencer Group PLC	512,438	2,476,742
National Grid PLC	385,044	3,739,982
Pearson PLC	135,163	2,541,688
Reed Elsevier PLC	320,456	2,584,728
Royal Dutch Shell PLC Class B	108,703	4,145,675
SSE PLC	175,048	3,512,065
TESCO PLC	400,727	2,512,566
Unilever PLC	91,344	3,070,546

See Notes to Schedule of Investments. 47 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2011

Investments	Shares	Value
Vodafone Group PLC	1,566,901	$4,356,433

Total United Kingdom		56,598,001

TOTAL COMMON STOCKS
(Cost: $279,562,588)		263,343,544

EXCHANGE-TRADED FUND—0.1%

United States—0.1%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $225,375)	5,894	235,760

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $14,342)	14,342	14,342

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—5.6%

MONEY MARKET FUND—5.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $14,763,203)(e)	14,763,203	14,763,203

TOTAL INVESTMENTS IN SECURITIES—105.2%
(Cost: $294,565,508)(f)		278,356,849
Liabilities in Excess of Foreign Currency and Other Assets—(5.2)%		(13,839,406)

NET ASSETS—100.0%		$264,517,443

(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $14,012,300 and the total market value of the collateral held by the Fund was $14,763,203.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

48        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.4%

Australia—11.9%
AGL Energy Ltd.	41,398	$608,183
Alumina Ltd.	137,274	156,918
Amcor Ltd.	105,612	780,652
Bendigo and Adelaide Bank Ltd.	51,231	421,752
BlueScope Steel Ltd.	354,124	147,034
Boral Ltd.	43,576	160,827
Caltex Australia Ltd.	28,236	340,713
Campbell Brothers Ltd.	2,134	107,179
Coca-Cola Amatil Ltd.	66,422	783,783
Cochlear Ltd.	3,592	228,316
Computershare Ltd.	35,047	287,801
Crown Ltd.	76,523	634,672
Fairfax Media Ltd.(a)	194,418	143,508
Flight Centre Ltd.(a)	8,488	140,275
Harvey Norman Holdings Ltd.(a)	123,171	231,715
Incitec Pivot Ltd.	79,730	254,209
Insurance Australia Group Ltd.	163,602	499,820
Leighton Holdings Ltd.	41,263	805,446
Lend Lease Group(b)	37,333	274,040
Metcash Ltd.	110,624	458,184
New Hope Corp., Ltd.	43,381	245,942
OneSteel Ltd.	205,006	147,121
Orica Ltd.	27,767	690,034
OZ Minerals Ltd.	35,473	364,033
Platinum Asset Management Ltd.(a)	85,754	309,461
Ramsay Health Care Ltd.	12,652	250,078
Seek Ltd.(a)	14,548	84,566
Sims Metal Management Ltd.	6,481	84,051
Sonic Healthcare Ltd.	40,214	465,045
Suncorp Group Ltd.	106,584	915,682
TABCORP Holdings Ltd.	206,673	578,436
Tatts Group Ltd.	165,053	412,878
Toll Holdings Ltd.	65,596	283,791
UGL Ltd.	19,362	236,214
Washington H. Soul Pattinson & Co., Ltd.	9,509	134,824
Wesfarmers Ltd. PPS	9,045	275,870
Westfield Retail Trust	28,795	73,506
Whitehaven Coal Ltd.	15,386	83,443
WorleyParsons Ltd.	13,492	355,068

Total Australia		13,455,070

Austria—1.4%
Andritz AG	2,609	217,099
EVN AG(a)	12,534	175,239
Strabag SE	6,660	191,156
Telekom Austria AG	44,148	529,436
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,594	222,358
Voestalpine AG	6,656	187,239

Total Austria		1,522,527

Belgium—1.8%
Ageas	178,632	278,269
Colruyt S.A.	7,192	273,087
Delhaize Group S.A.	5,102	287,478
Elia System Operator S.A./N.V.	3,817	148,304
Mobistar S.A.	5,991	314,900
NV Bekaert S.A.(a)	3,151	101,382
UCB S.A.	8,199	346,021
Umicore S.A.	6,036	249,722

Total Belgium		1,999,163

Denmark—0.6%
Coloplast A/S Class B(a)	773	111,521

Investments	Shares	Value
FLSmidth & Co. A/S	1,877	$110,646
H. Lundbeck A/S	8,584	161,924
Novozymes A/S Class B	6,074	188,097
Pandora A/S(a)	10,696	100,882

Total Denmark		673,070

Finland—2.4%
Elisa Oyj	11,678	244,527
Kemira Oyj	8,034	95,741
Kesko Oyj Class B	3,339	112,524
Konecranes Oyj	3,080	58,135
Metso Oyj	7,653	284,630
Nokian Renkaat Oyj	4,838	156,258
Orion Oyj Class B	7,525	147,017
Pohjola Bank PLC Class A	25,389	247,520
Rautaruukki Oyj(a)	7,039	65,015
Sanoma Oyj(a)	23,355	268,772
Stora Enso Oyj Class R	29,797	179,016
UPM-Kymmene Oyj	35,234	389,239
Wartsila Oyj Abp	11,951	346,277
YIT Oyj(a)	5,494	88,295

Total Finland		2,682,966

France—6.2%
Accor S.A.	11,980	304,583
Aeroports de Paris	3,671	252,572
Arkema S.A.	2,140	151,959
BioMerieux	838	60,093
Bourbon S.A.(a)	3,762	104,022
Bureau Veritas S.A.	3,751	274,145
Cap Gemini S.A.	6,406	200,789
CFAO S.A.	4,246	144,275
Dassault Systemes S.A.	2,520	202,594
Edenred	6,795	167,774
Eiffage S.A.	3,665	88,993
Eramet	242	29,687
Etablissements Maurel et Prom	2,485	37,937
Euler Hermes S.A.	1,505	89,383
Eutelsat Communications S.A.	10,180	398,437
ICADE	3,108	245,266
Imerys S.A.	2,531	116,935
Ipsen S.A.	3,856	121,387
Klepierre	10,041	287,285
Lagardere SCA	7,913	209,554
Legrand S.A.	12,939	417,400
M6-Metropole Television S.A.	12,798	191,473
Neopost S.A.(a)	2,220	150,031
Nexity S.A.	2,559	58,184
PagesJaunes Groupe(a)	33,883	123,379
Peugeot S.A.	12,887	202,591
Publicis Groupe S.A.	4,964	229,053
Remy Cointreau S.A.	2,058	165,879
Rexel S.A.	7,405	126,889
Sa des Ciments Vicat	2,292	131,526
SCOR SE	18,419	431,826
SEB S.A.	1,817	137,090
Societe BIC S.A.	3,083	274,150
Societe Television Francaise 1	12,604	123,401
Suez Environnement Co.	31,653	365,745
Thales S.A.	6,988	221,344
Zodiac Aerospace	2,297	195,252

Total France		7,032,883

Germany—3.2%
Aixtron SE N.A.(a)	3,292	42,094
Aurubis AG	2,293	122,638
Axel Springer AG	6,705	289,020

See Notes to Schedule of Investments.

49        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2011

Investments	Shares	Value
Bilfinger Berger SE	3,054	$261,185
Celesio AG	8,763	139,238
Deutsche Lufthansa AG	24,982	297,873
Fielmann AG	2,383	227,186
Fraport AG Frankfurt Airport Services Worldwide	3,340	164,761
GEA Group AG	7,532	213,642
Hamburger Hafen und Logistik AG	2,392	70,876
Hannover Rueckversicherung AG	12,168	605,378
Hochtief AG	3,708	215,141
Lanxess AG	1,075	55,821
MTU Aero Engines Holding AG	1,411	90,559
Rheinmetall AG	1,421	63,152
Rhoen Klinikum AG	4,441	84,862
SMA Solar Technology AG(a)	2,084	116,776
Suedzucker AG	6,389	204,444
Symrise AG	7,828	209,539
United Internet AG Registered Shares	8,753	156,805

Total Germany		3,630,990

Hong Kong—4.2%
Bank of East Asia Ltd.	90,800	343,718
Beijing Enterprises Holdings Ltd.	36,500	219,002
Cathay Pacific Airways Ltd.	334,000	572,822
China Agri-Industries Holdings Ltd.	78,000	59,354
China Merchants Holdings International Co., Ltd.	114,000	330,994
China Resources Enterprise Ltd.	56,000	192,156
China Resources Power Holdings Co., Ltd.	156,000	300,888
Citic Pacific Ltd.	133,000	239,745
Fosun International Ltd.	289,500	151,336
Guangdong Investment Ltd.(a)	394,808	239,429
Hang Lung Group Ltd.	34,000	186,272
Hopewell Holdings Ltd.	57,662	147,448
Hysan Development Co., Ltd.	51,000	167,448
Lenovo Group Ltd.	248,000	165,406
New World Development Co., Ltd.	256,482	206,728
PCCW Ltd.	551,000	189,423
Shanghai Industrial Holdings Ltd.	62,000	172,032
Shougang Fushan Resources Group Ltd.	302,000	102,266
Sino Land Co., Ltd.	250,400	356,581
Sino-Ocean Land Holdings Ltd.(a)	371,000	171,967
Television Broadcasts Ltd.	34,074	206,639

Total Hong Kong		4,721,654

Ireland—0.5%
DCC PLC	6,421	152,371
Dragon Oil PLC	17,224	122,530
Kerry Group PLC Class A	3,939	144,633
Paddy Power PLC	2,268	131,061

Total Ireland		550,595

Italy—3.7%
A2A SpA	175,307	165,333
ACEA SpA	25,703	163,095
Autogrill SpA	14,167	138,667
Banca Monte dei Paschi di Siena SpA	386,267	126,311
Banca Popolare dell’Emilia Romagna SCRL	11,764	84,451
Banca Popolare di Sondrio SCRL	19,435	156,676
Banco Popolare SCRL(a)	77,395	100,470
Davide Campari-Milano SpA	12,426	82,993
Exor SpA	4,098	82,723
Iren SpA	157,401	148,650
Mediaset SpA	186,150	516,649
Mediobanca SpA	40,417	233,270
Mediolanum SpA(a)	40,598	158,529
Parmalat SpA	54,204	93,585

Investments	Shares	Value
Pirelli & C SpA	25,856	$218,340
Prysmian SpA	5,828	72,592
Societa Iniziative Autostradali e Servizi SpA	19,389	146,489
Telecom Italia SpA RSP	598,267	537,435
Terna Rete Elettrica Nazionale SpA	192,025	649,118
Tod’s SpA(a)	862	70,553
Unione di Banche Italiane SCPA(a)	55,181	226,791

Total Italy		4,172,720

Japan—25.3%
Aeon Co., Ltd.	23,100	317,347
Aisin Seiki Co., Ltd.	6,700	191,055
Ajinomoto Co., Inc.	20,000	240,187
Amada Co., Ltd.	13,000	82,454
Asahi Group Holdings Ltd.	8,600	188,900
Asahi Kasei Corp.	38,000	229,166
Bank of Kyoto Ltd. (The)	13,000	112,022
Bank of Yokohama Ltd. (The)	53,000	250,741
Brother Industries Ltd.	9,300	114,225
Chiba Bank Ltd. (The)	22,000	141,825
Chugai Pharmaceutical Co., Ltd.	20,200	333,166
Chugoku Bank Ltd. (The)	10,000	139,459
Chugoku Electric Power Co., Inc. (The)	23,300	408,522
Cosmo Oil Co., Ltd.	57,000	159,280
Dai Nippon Printing Co., Ltd.	35,000	336,626
Daicel Corp.	13,000	79,244
Daihatsu Motor Co., Ltd.	19,000	339,303
Daikin Industries Ltd.	4,900	134,250
Dainippon Sumitomo Pharma Co., Ltd.	17,100	194,914
Daito Trust Construction Co., Ltd.	7,100	609,046
Daiwa House Industry Co., Ltd.	16,000	190,902
Daiwa Securities Group, Inc.	72,000	224,591
Denki Kagaku Kogyo K.K.	20,000	74,084
Eisai Co., Ltd.	18,700	774,103
Electric Power Development Co., Ltd.	1,400	37,247
FamilyMart Co., Ltd.	4,300	173,811
Fuji Heavy Industries Ltd.	19,000	114,830
Fujitsu Ltd.	72,000	374,318
Fukuoka Financial Group, Inc.	35,000	146,933
Furukawa Electric Co., Ltd.	23,000	52,911
GS Yuasa Corp.(a)	13,000	69,951
Gunma Bank Ltd. (The)	20,000	109,956
Hachijuni Bank Ltd. (The)	19,000	108,409
Hankyu Hanshin Holdings, Inc.	32,000	134,754
Hirose Electric Co., Ltd.	1,600	140,369
Hiroshima Bank Ltd. (The)	20,000	93,060
Hisamitsu Pharmaceutical Co., Inc.	2,500	105,927
Hitachi Chemical Co., Ltd.	7,400	130,418
Hitachi High-Technologies Corp.	3,700	80,309
Hitachi Metals Ltd.	7,000	76,150
Hokkaido Electric Power Co., Inc.	14,400	205,126
Hokuhoku Financial Group, Inc.	73,000	142,319
Hokuriku Electric Power Co.	13,000	242,800
Hoya Corp.	23,500	506,408
Ibiden Co., Ltd.	3,600	71,214
Idemitsu Kosan Co., Ltd.	1,400	144,476
Isetan Mitsukoshi Holdings Ltd.	7,700	80,763
Isuzu Motors Ltd.	20,000	92,540
Japan Petroleum Exploration Co.	2,000	78,243
Japan Steel Works Ltd. (The)	18,000	125,162
JGC Corp.	5,000	120,094
Joyo Bank Ltd. (The)	45,000	198,856
JS Group Corp.	9,900	189,791
JSR Corp.	9,300	171,640
JTEKT Corp.	5,400	53,130
Kajima Corp.	48,000	147,232

See Notes to Schedule of Investments.

50        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2011

Investments	Shares	Value
Kaneka Corp.	20,000	$106,577
Kansai Paint Co., Ltd.	9,000	80,361
Kawasaki Kisen Kaisha Ltd.	41,000	74,071
Keikyu Corp.	13,000	116,753
Keio Corp.	20,000	141,149
Kintetsu Corp.(a)	52,000	203,431
Kobe Steel Ltd.	81,000	125,279
Konami Corp.	5,800	173,759
Konica Minolta Holdings, Inc.	16,500	123,096
Kuraray Co., Ltd.	15,800	224,864
Kurita Water Industries Ltd.	3,700	96,179
Kyowa Hakko Kirin Co., Ltd.(a)	21,000	257,109
Kyushu Electric Power Co., Inc.	34,300	491,274
Lawson, Inc.	7,100	443,404
Makita Corp.	5,200	168,355
Maruichi Steel Tube Ltd.	3,600	80,338
MEIJI Holdings Co., Ltd.	2,700	112,120
Mitsubishi Chemical Holdings Corp.	40,000	220,431
Mitsubishi Tanabe Pharma Corp.	20,500	324,526
Mitsui Chemicals, Inc.	33,000	100,793
Mitsui O.S.K. Lines Ltd.	45,000	174,292
Namco Bandai Holdings, Inc.	14,500	206,551
NGK Insulators Ltd.	8,000	95,035
NGK Spark Plug Co., Ltd.	9,000	111,710
NHK Spring Co., Ltd.	9,000	79,776
Nikon Corp.	5,000	111,385
Nippon Electric Glass Co., Ltd.	10,000	99,038
Nippon Express Co., Ltd.	44,000	171,562
Nippon Paper Group, Inc.(a)	7,600	165,947
Nippon Sheet Glass Co., Ltd.	26,000	48,661
Nippon Yusen K.K.	85,000	217,637
Nisshin Seifun Group, Inc.	10,000	121,263
Nissin Foods Holdings Co., Ltd.	4,400	172,420
Nitto Denko Corp.	5,200	186,129
NKSJ Holdings, Inc.	24,728	485,304
Nomura Real Estate Holdings, Inc.	6,600	98,305
Nomura Research Institute Ltd.	9,900	223,889
NSK Ltd.	8,000	51,989
NTN Corp.	20,000	80,582
Obayashi Corp.	32,000	142,241
Odakyu Electric Railway Co., Ltd.(a)	13,000	125,708
OJI Paper Co., Ltd.	35,000	179,685
Olympus Corp.(a)	4,300	56,558
Ono Pharmaceutical Co., Ltd.	900	50,533
Oracle Corp.	8,368	277,012
Oriental Land Co., Ltd.	2,000	211,333
ORIX Corp.	2,070	171,110
Osaka Gas Co., Ltd.	79,000	312,139
Resona Holdings, Inc.	130,000	572,784
Ricoh Co., Ltd.	41,000	357,564
Rohm Co., Ltd.	1,500	69,990
Sankyo Co., Ltd.	5,600	283,494
Secom Co., Ltd.	7,300	336,821
Sega Sammy Holdings, Inc.	11,700	252,887
Seiko Epson Corp.	5,200	69,140
Sekisui Chemical Co., Ltd.	13,000	107,291
Sekisui House Ltd.	24,000	213,049
Sharp Corp.	39,000	341,136
Shikoku Electric Power Co., Inc.	12,600	361,263
Shimamura Co., Ltd.	1,100	112,516
Shimizu Corp.	33,000	138,536
Shionogi & Co., Ltd.	17,400	223,663
Shiseido Co., Ltd.	19,500	358,624
Shizuoka Bank Ltd. (The)	15,000	158,110
Showa Denko K.K.	47,000	95,295

Investments	Shares	Value
Showa Shell Sekiyu K.K.	14,000	$94,437
Sojitz Corp.	50,100	77,488
Sony Financial Holdings, Inc.	9,735	143,482
Stanley Electric Co., Ltd.	5,400	79,379
Sumitomo Chemical Co., Ltd.	54,000	197,219
Sumitomo Electric Industries Ltd.	17,300	188,425
Sumitomo Metal Industries Ltd.	221,000	402,132
Sumitomo Metal Mining Co., Ltd.	20,000	257,083
Sumitomo Realty & Development Co., Ltd.	8,000	140,161
Sumitomo Rubber Industries Ltd.	7,000	84,065
T&D Holdings, Inc.	24,700	230,178
Taisei Corp.	47,000	119,119
Taiyo Nippon Sanso Corp.	13,000	90,733
TDK Corp.	3,900	172,849
Tobu Railway Co., Ltd.	31,000	158,344
Toho Co., Ltd.	6,900	123,041
Toho Gas Co., Ltd.	21,000	133,741
Tohoku Electric Power Co., Inc.	48,000	461,035
Tokyo Broadcasting System Holdings, Inc.	6,800	87,497
Tokyo Electron Ltd.	6,600	335,833
Tokyo Gas Co., Ltd.	88,000	404,887
Tokyu Corp.	29,000	142,852
Tokyu Land Corp.	21,000	79,425
TonenGeneral Sekiyu K.K.(a)	36,104	394,638
Toppan Printing Co., Ltd.	30,000	220,691
TOTO Ltd.	10,000	77,203
Toyo Suisan Kaisha Ltd.	4,000	96,959
Toyoda Gosei Co., Ltd.	3,600	57,411
Toyota Industries Corp.	7,800	212,386
Toyota Tsusho Corp.	8,200	145,051
Trend Micro, Inc.(a)	5,300	158,504
Ube Industries Ltd.	27,000	74,045
USS Co., Ltd.	1,540	139,309
Yamato Holdings Co., Ltd.	11,900	200,602

Total Japan		28,508,589

Netherlands—2.3%
Delta Lloyd N.V.	13,656	230,458
Fugro N.V. CVA	4,240	247,109
Gemalto N.V.	1,818	88,690
Imtech N.V.	2,198	57,109
Koninklijke Boskalis Westminster N.V.	5,911	217,847
Koninklijke Vopak N.V.	3,793	201,017
Nutreco N.V.	1,058	69,826
PostNL N.V.	46,191	147,509
Randstad Holding N.V.	7,537	223,666
Reed Elsevier N.V.	50,557	591,135
SBM Offshore N.V.	4,476	92,503
STMicroelectronics N.V.	41,719	249,666
Wolters Kluwer N.V.	12,963	224,737

Total Netherlands		2,641,272

New Zealand—0.6%
Auckland International Airport Ltd.	72,707	142,931
Fletcher Building Ltd.	37,046	177,444
Telecom Corp. of New Zealand Ltd.	222,511	359,312

Total New Zealand		679,687

Norway—2.3%
Aker Solutions ASA	13,130	138,495
Fred Olsen Energy ASA	11,670	393,045
Gjensidige Forsikring ASA	44,528	517,060
Kongsberg Gruppen AS	4,425	86,009
Marine Harvest ASA	1,181,191	511,827
Orkla ASA	84,685	633,582
Schibsted ASA	3,978	99,251
Storebrand ASA	16,056	83,671

See Notes to Schedule of Investments.

51        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2011

Investments	Shares	Value
TGS Nopec Geophysical Co. ASA	4,862	$107,946

Total Norway		2,570,886

Portugal—1.5%
Banco Espirito Santo S.A.(a)	139,096	243,766
Brisa Auto-Estradas de Portugal S.A.(a)	76,988	254,352
Cimpor Cimentos de Portugal, SGPS, S.A.	59,881	413,315
Portugal Telecom, SGPS, S.A.(a)	125,812	726,787

Total Portugal		1,638,220

Singapore—3.8%
City Developments Ltd.	21,000	144,141
ComfortDelGro Corp., Ltd.	154,000	168,056
Cosco Corp. Singapore Ltd.(a)	67,000	45,213
Fraser and Neave Ltd.	74,402	355,757
Keppel Land Ltd.	104,000	178,059
Neptune Orient Lines Ltd.	118,000	102,379
Sakari Resources Ltd.	46,000	65,276
SATS Ltd.	89,000	147,572
SembCorp Industries Ltd.	108,000	337,331
SembCorp Marine Ltd.(a)	188,360	554,919
SIA Engineering Co., Ltd.	73,536	194,523
Singapore Exchange Ltd.	71,000	335,657
Singapore Press Holdings Ltd.	187,148	532,585
Singapore Technologies Engineering Ltd.	217,000	450,183
SMRT Corp., Ltd.	118,000	161,077
StarHub Ltd.	181,594	407,541
Yangzijiang Shipbuilding Holdings Ltd.	191,000	134,045

Total Singapore		4,314,314

Spain—4.5%
Acciona S.A.	4,120	356,897
Acerinox S.A.(a)	20,726	266,633
Banco de Sabadell S.A.	133,926	510,094
Banco Espanol de Credito S.A.(a)	72,012	348,222
Banco Popular Espanol S.A.(a)	79,569	363,590
Bolsas y Mercados Espanoles S.A.(a)	7,899	213,285
Ebro Foods S.A.	7,048	131,293
Enagas S.A.	18,166	336,990
Ferrovial S.A.	52,590	636,615
Fomento de Construcciones y Contratas S.A.	5,282	137,411
Grupo Catalana Occidente S.A.	10,464	166,674
Indra Sistemas S.A.(a)	12,819	163,697
Mediaset Espana Comunicacion S.A.	42,274	242,012
Obrascon Huarte Lain S.A.	4,770	120,004
Prosegur Cia de Seguridad, S.A.	3,086	135,366
Red Electrica Corp. S.A.	7,942	340,897
Sacyr Vallehermoso, S.A.(a)	12,177	62,756
Tecnicas Reunidas S.A.	4,713	169,871
Zardoya Otis S.A.	24,809	341,381

Total Spain		5,043,688

Sweden—5.9%
Alfa Laval AB	18,266	347,452
Assa Abloy AB Class B	14,436	363,464
Atlas Copco AB Class B	21,948	418,771
Boliden AB	22,271	326,497
Castellum AB	8,266	102,853
Electrolux AB Series B	18,117	289,912
Getinge AB Class B	7,216	183,576
Hakon Invest AB	17,185	240,780
Husqvarna AB Class B	24,454	113,115
Kinnevik Investment AB Class B	13,537	264,804
Lundbergforetagen AB Class B	5,763	170,655
Meda AB Class A	23,465	245,079
Modern Times Group AB Class B	1,841	88,300

Investments	Shares	Value
Peab AB	27,513	$137,659
Ratos AB Class B	24,817	292,325
Saab AB Class B	3,750	77,896
Scania AB Class B	35,704	531,240
Securitas AB Class B	23,566	204,195
Skanska AB Class B	29,274	486,811
SSAB AB Class A	12,887	114,013
Svenska Cellulosa AB Class B	34,713	516,495
Swedish Match AB	13,093	466,591
Tele2 AB Class B	28,188	550,577
Trelleborg AB Class B	8,888	77,467

Total Sweden		6,610,527

Switzerland—2.7%
Actelion Ltd.*	3,876	133,677
Baloise Holding AG	3,742	257,710
Bank Sarasin & Cie AG Class B	1,651	48,465
BKW S.A.*	3,156	123,020
GAM Holding AG*	9,618	104,912
Geberit AG*	2,212	428,160
Givaudan S.A.*	158	151,224
Julius Baer Group Ltd.*	6,758	265,521
Lonza Group AG*	2,130	126,420
Partners Group Holding AG	1,985	347,922
Schindler Holding AG	1,893	220,860
Schindler Holding AG Participating Shares	2,492	291,546
Sonova Holding AG*	1,271	133,543
Sulzer AG	1,555	166,958
Swiss Prime Site AG*	2,411	181,901
Vontobel Holding AG	2,948	66,205

Total Switzerland		3,048,044

United Kingdom—14.6%
Aberdeen Asset Management PLC	96,699	318,594
Admiral Group PLC	19,899	263,481
Aegis Group PLC	36,015	80,822
Aggreko PLC	2,883	90,371
AMEC PLC	13,791	194,501
Amlin PLC	52,280	255,039
Ashmore Group PLC	56,974	295,735
Babcock International Group PLC	8,137	93,009
Balfour Beatty PLC	48,506	199,615
British Land Co. PLC	67,074	482,109
Bunzl PLC	14,058	193,132
Burberry Group PLC	12,214	224,934
Capita PLC	23,758	232,057
Carillion PLC	33,389	156,085
Carnival PLC	6,787	224,244
Cobham PLC	55,986	159,572
Croda International PLC	2,354	65,997
Daily Mail & General Trust PLC Class A	26,569	165,081
Drax Group PLC	40,757	345,206
Firstgroup PLC	11,008	57,823
G4S PLC	76,803	324,419
GKN PLC	54,030	153,662
Halma PLC	13,188	67,717
Hammerson PLC	33,380	186,753
Hargreaves Lansdown PLC	17,490	117,015
Hays PLC	110,570	110,147
Home Retail Group PLC	131,880	170,932
ICAP PLC	46,056	248,296
IG Group Holdings PLC	31,260	231,684
IMI PLC	15,045	177,699
Inchcape PLC	11,726	53,467
Inmarsat PLC	30,333	190,778
Intercontinental Hotels Group PLC	8,833	158,826

See Notes to Schedule of Investments.

52        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2011

Investments	Shares	Value
Invensys PLC	16,921	$55,486
Investec PLC(a)	33,647	177,266
J. Sainsbury PLC	133,048	626,306
Jardine Lloyd Thompson Group PLC	10,270	110,048
John Wood Group PLC	5,974	59,512
Johnson Matthey PLC	7,800	222,560
Kingfisher PLC	88,555	345,022
Legal & General Group PLC	432,156	690,419
Logica PLC	95,742	91,805
London Stock Exchange Group PLC	15,367	189,861
Man Group PLC	278,417	543,889
Marks & Spencer Group PLC	102,853	497,115
Meggitt PLC	29,525	161,882
Melrose PLC	16,014	84,617
Millennium & Copthorne Hotels PLC	12,643	79,871
Mondi PLC	12,466	88,149
Next PLC	9,254	393,626
Pennon Group PLC	17,035	189,025
Reed Elsevier PLC	76,423	616,411
Rexam PLC	45,546	249,723
Rotork PLC	3,651	109,509
RSA Insurance Group PLC	381,325	623,433
Sage Group PLC (The)	70,743	323,449
Segro PLC	64,287	208,309
Serco Group PLC	10,573	77,885
Severn Trent PLC	17,561	408,282
Smith & Nephew PLC	25,226	245,219
Smiths Group PLC	19,126	271,972
Stagecoach Group PLC	16,395	69,253
Standard Life PLC	221,378	709,762
Tate & Lyle PLC	28,923	316,667
TUI Travel PLC(a)	93,643	241,290
United Utilities Group PLC	56,788	534,821
Vedanta Resources PLC	8,186	129,127
Weir Group PLC (The)	3,322	104,906
Whitbread PLC	6,053	147,125
William Hill PLC	56,619	178,447

Total United Kingdom		16,460,851

TOTAL COMMON STOCKS
(Cost: $124,371,270)		111,957,716

EXCHANGE-TRADED FUNDS—0.2%

United States—0.2%
WisdomTree Australia Dividend Fund(a)(c)	2,477	125,688
WisdomTree Japan Hedged Equity Fund(a)(c)	4,047	126,833

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $248,285)		252,521

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $6,846)	6,846	6,846

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—7.4%

MONEY MARKET FUND—7.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $8,280,464)(f)	8,280,464	8,280,464

TOTAL INVESTMENTS IN SECURITIES—107.0%

(Cost: $132,906,865)(g)		120,497,547
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(7.0)%		(7,923,666)

NET ASSETS—100.0%		$112,573,881

PPS — Price Protected Shares
RSP — Risparmio Italian Savings Shares

* Non-income producing security.
(a) Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b) Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c) Affiliated company (See Note 4).
(d) Rate shown represents annualized 7-day yield as of December 31, 2011.
(e) Interest rate shown reflects yield as of December 31, 2011.
(f) At December 31, 2011, the total market value of the Fund’s securities on loan was $7,752,433 and the total market value of the collateral held by the Fund was $8,280,464.
(g) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

53 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 16.3%
Adelaide Brighton Ltd.	664,800	$1,969,689
Aditya Birla Minerals Ltd.	338,508	239,457
Amalgamated Holdings Ltd.	119,337	691,246
Ansell Ltd.	47,658	710,410
APN News & Media Ltd.	1,099,344	800,204
ARB Corp., Ltd.	82,661	655,072
Aristocrat Leisure Ltd.(a)	218,302	492,367
ASG Group Ltd.(a)	352,953	312,998
Ausdrill Ltd.	311,442	957,871
Austal Ltd.(a)	203,413	448,359
Australian Pharmaceutical Industries Ltd.	993,603	269,940
Automotive Holdings Group	402,845	714,485
Bank of Queensland Ltd.(a)	230,303	1,725,940
Beach Energy Ltd.	395,402	500,627
Billabong International Ltd.(a)	240,772	436,906
Boart Longyear Ltd.	105,083	299,493
Bradken Ltd.	118,548	867,763
Brickworks Ltd.	49,420	549,720
BT Investment Management Ltd.	123,988	229,438
Cardno Ltd.	171,977	915,054
carsales.com Ltd.(a)	172,980	845,908
Challenger Infrastructure Fund Class A(b)	903,953	1,037,941
Consolidated Media Holdings Ltd.	737,809	1,966,646
CSG Ltd.	409,500	249,793
CSR Ltd.(a)	925,721	1,860,137
Customers Ltd.	521,157	528,947
David Jones Ltd.(a)	679,355	1,650,646
DuluxGroup Ltd.(a)	155,088	459,499
DWS Ltd.	362,411	464,430
Emeco Holdings Ltd.	426,996	422,435
Envestra Ltd.	2,817,051	2,064,950
Fleetwood Corp., Ltd.	88,387	1,086,467
Goodman Fielder Ltd.(a)	2,577,994	1,149,688
GrainCorp Ltd.	104,330	839,629
GUD Holdings Ltd.	111,671	807,120
GWA Group Ltd.(a)	333,196	731,008
Hills Holdings Ltd.(a)	169,206	195,154
iiNET Ltd.	114,740	336,426
IMF Australia Ltd.(a)	243,558	324,604
Invocare Ltd.	104,843	827,635
IOOF Holdings Ltd.	266,701	1,399,921
Iress Market Technology Ltd.	108,521	771,003
JB Hi-Fi Ltd.(a)	92,521	1,070,886
Kingsgate Consolidated Ltd.(a)	75,113	438,934
Medusa Mining Ltd.	35,376	161,390
Mermaid Marine Australia Ltd.(a)	113,602	330,760
Mincor Resources NL	516,796	357,628
Mineral Resources Ltd.	75,251	848,621
Monadelphous Group Ltd.	100,601	2,075,100
Mortgage Choice Ltd.	427,855	561,456
Myer Holdings Ltd.(a)	846,679	1,679,610
Navitas Ltd.	303,055	1,087,422
NIB Holdings Ltd.	717,209	1,102,924
NRW Holdings Ltd.	114,534	302,944
Oakton Ltd.	109,574	138,734
Pacific Brands Ltd.	786,890	443,696
Panoramic Resources Ltd.	290,080	344,973
Perpetual Ltd.(a)	62,727	1,313,807
Primary Health Care Ltd.	359,903	1,136,436
Prime AET&D Holdings*†	124,997	—
Programmed Maintenance Services Ltd.	150,817	341,705
Reject Shop Ltd. (The)(a)	30,744	324,643
Retail Food Group Ltd.	155,875	396,312

Investments	Shares	Value
Ridley Corp., Ltd.	433,832	$467,003
SAI Global Ltd.	186,477	860,293
Salmat Ltd.(a)	214,901	528,760
Sedgman Ltd.	175,769	329,763
Select Harvests Ltd.	133,075	234,657
Servcorp Ltd.	123,035	329,214
Seven West Media Ltd.	388,163	1,289,341
SMS Management & Technology Ltd.	100,369	465,101
Spotless Group Ltd.	60,750	148,229
STW Communications Group Ltd.	540,106	465,122
Super Retail Group Ltd.	115,361	625,639
Technology One Ltd.	638,035	654,114
Ten Network Holdings Ltd.	1,082,194	931,951
TFS Corp., Ltd.	359,801	228,698
TPG Telecom Ltd.	339,490	462,900
Transfield Services Ltd.	344,353	762,547
Watpac Ltd.	387,262	420,842
Webjet Ltd.(a)	139,491	356,086
Western Areas NL(a)	69,751	363,980
WHK Group Ltd.	588,641	497,867
Wotif.com Holdings Ltd.(a)	174,899	640,124

Total Australia		59,327,238

Austria—1.1%
Oesterreichische Post AG(a)	58,413	1,766,812
Schoeller-Bleckmann Oilfield Equipment AG	10,991	973,360
Semperit AG Holding	29,416	1,136,045

Total Austria		3,876,217

Belgium—0.8%
Cie Maritime Belge S.A.	19,987	440,825
Cofinimmo	4,871	574,281
EVS Broadcast Equipment S.A.(a)	16,031	821,812
Exmar N.V.	39,263	293,073
Tessenderlo Chemie N.V.	28,808	768,137

Total Belgium		2,898,128

Denmark—0.4%
D/S Norden	22,032	517,576
East Asiatic Co., Ltd. A/S	7,837	162,206
NKT Holding A/S(a)	10,097	336,487
Royal UNIBREW A/S	4,554	255,724
Sydbank A/S	11,311	178,002

Total Denmark		1,449,995

Finland—1.6%
Alma Media Oyj	53,241	424,365
Amer Sports Oyj Class A	54,062	631,625
Citycon Oyj	211,881	635,373
Huhtamaki Oyj	84,305	1,002,475
Orion Oyj Class A	37,045	730,006
Raisio PLC Class V	82,740	256,707
Ramirent Oyj	50,612	361,361
Tieto Oyj(a)	66,861	954,752
Tikkurila Oyj	20,240	338,679
Uponor Oyj(a)	58,472	520,711

Total Finland		5,856,054

France—1.4%
Havas S.A.	187,455	774,080
IPSOS	23,756	676,913
LaCie S.A.	34,278	136,164
Plastic Omnium S.A.	19,576	390,337
Rallye S.A.	60,611	1,699,928
Rubis	4,093	214,658
Saft Groupe S.A.	10,188	288,978

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds        54

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2011

Investments	Shares	Value
Sequana S.A.	29,929	$166,677
Teleperformance S.A.	30,384	677,433

Total France		5,025,168

Germany—2.8%
Bauer AG(a)	7,328	200,721
Bechtle AG	19,785	672,918
Carl Zeiss Meditec AG	33,875	717,669
Comdirect Bank AG	103,987	1,009,596
Delticom AG	1,741	150,747
Douglas Holding AG	15,040	542,772
Drillisch AG	78,393	723,861
ElringKlinger AG	20,690	515,150
Freenet AG	35,717	463,660
Gerry Weber International AG	36,005	1,101,659
H&R AG	23,951	514,573
Indus Holding AG(a)	38,358	939,123
Kontron AG	42,210	277,427
Pfeiffer Vacuum Technology AG	3,203	281,162
Praktiker AG(a)	25,418	45,106
Solarworld AG(a)	35,174	148,399
Vossloh AG(a)	5,001	480,866
Wincor Nixdorf AG	15,320	686,721
Wirecard AG	37,406	603,098

Total Germany		10,075,228

Hong Kong—1.9%
China Everbright International Ltd.	724,000	261,947
China Pharmaceutical Group Ltd.	540,000	118,894
China Power International Development Ltd.	2,680,000	628,023
China South City Holdings Ltd.(a)	2,554,000	328,844
China Travel International Investment Hong Kong	1,544,000	260,428
Citic Telecom International Holdings Ltd.	1,912,000	393,892
CPMC Holdings Ltd.	533,844	230,265
Dah Chong Hong Holdings Ltd.	837,000	986,088
Dah Sing Banking Group Ltd.	376,800	321,657
Dah Sing Financial Holdings Ltd.	97,600	292,174
Guotai Junan International Holdings Ltd.	878,993	220,693
Shenzhen Investment Ltd.	3,566,000	638,213
Shougang Concord International Enterprises Co., Ltd.	3,286,000	194,623
Shun Tak Holdings Ltd.	1,390,000	519,017
Sinotruk Hong Kong Ltd.(a)	1,361,000	760,531
Vitasoy International Holdings Ltd.	849,364	625,546
Welling Holding Ltd.	1,440,000	222,491

Total Hong Kong		7,003,326

Ireland—0.6%
C&C Group PLC	139,617	520,170
FBD Holdings PLC	29,765	251,156
Glanbia PLC	114,219	685,764
Grafton Group PLC	79,595	246,640
Greencore Group PLC	344,639	281,858
Kingspan Group PLC	39,350	324,883

Total Ireland		2,310,471

Italy—4.1%
Ansaldo STS SpA	53,594	511,710
Arnoldo Mondadori Editore SpA(a)	268,515	471,619
Ascopiave SpA	126,100	221,154
Astaldi SpA	89,711	576,469
Azimut Holding SpA	76,089	611,911
Banca Generali SpA	111,519	1,042,332
Banca Popolare di Milano SCRL	1,003,326	399,337
BasicNet SpA	74,586	205,654

Investments	Shares	Value
Benetton Group SpA(a)	132,095	$506,549
Brembo SpA	70,501	605,868
Cairo Communications SpA	109,381	398,432
CIR-Compagnie Industriali Riunite SpA	134,773	216,245
Credito Artigiano SpA	159,524	170,639
Credito Emiliano SpA	87,230	311,404
Danieli & Co. Officine Meccaniche SpA RSP	30,918	330,923
De’Longhi SpA	68,135	604,110
ERG SpA	88,100	1,004,142
Esprinet SpA	54,016	183,576
Fiat SpA RSP	89,317	377,291
Geox SpA(a)	223,546	629,145
Gruppo Editoriale L’Espresso SpA(a)	227,284	321,308
Immobiliare Grande Distribuzione	385,093	369,682
IMMSI SpA	532,310	386,970
Indesit Co. SpA	62,258	300,166
Intesa Sanpaolo SpA RSP	537,865	672,744
Italcementi SpA(a)	54,037	319,735
Maire Tecnimont SpA	139,854	180,008
MARR SpA	96,101	809,027
Piaggio & C. SpA	223,671	527,872
Recordati SpA	156,313	1,133,296
Societa Cattolica di Assicurazioni SCRL	35,752	670,182

Total Italy		15,069,500

Japan—38.3%
77 Bank Ltd. (The)	125,000	539,381
ADEKA Corp.	57,700	566,951
Aeon Delight Co., Ltd.	14,700	297,477
Ai Holdings Corp.	61,000	262,425
Aica Kogyo Co., Ltd.	71,500	967,397
Aichi Steel Corp.	114,000	583,780
Air Water, Inc.	75,000	955,290
Akebono Brake Industry Co., Ltd.	67,200	289,971
Akita Bank Ltd. (The)	156,000	450,117
Alfresa Holdings Corp.	22,300	940,519
Alpen Co., Ltd.	19,200	338,134
Alpine Electronics, Inc.	23,300	251,049
Alps Electric Co., Ltd.	64,000	440,031
Amano Corp.	76,500	682,077
Aomori Bank Ltd. (The)	101,000	308,487
Arcs Co., Ltd.	16,600	306,584
Arnest One Corp.	41,800	429,192
ASKUL Corp.(a)	23,000	326,436
Atsugi Co., Ltd.	256,000	306,109
Avex Group Holdings, Inc.	44,900	575,402
Awa Bank Ltd. (The)	62,000	417,416
Axell Corp.(a)	16,200	326,990
Bank of Nagoya Ltd. (The)	132,000	422,043
Bank of Saga Ltd. (The)	160,000	401,352
Bank of the Ryukyus Ltd.	22,500	278,106
Bookoff Corp.	25,980	229,950
Canon Electronics, Inc.	22,200	556,587
Canon Marketing Japan, Inc.	57,100	667,923
Capcom Co., Ltd.	25,300	597,809
Casio Computer Co., Ltd.(a)	106,500	646,419
Cawachi Ltd.	12,800	258,861
Central Glass Co., Ltd.	75,000	362,620
Century Tokyo Leasing Corp.	54,110	1,023,266
Chiyoda Co., Ltd.	56,000	995,685
Chudenko Corp.	24,100	254,657
Chukyo Bank Ltd. (The)	144,000	370,574
Citizen Holdings Co., Ltd.	99,100	575,743
Coca-Cola Central Japan Co., Ltd.	38,500	491,383
Coca-Cola West Co., Ltd.	49,800	864,089

See Notes to Schedule of Investments.

55        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2011

Investments	Shares	Value
COMSYS Holdings Corp.	73,700	$773,975
Daihen Corp.	82,000	286,691
Daisan Bank Ltd. (The)	157,000	322,407
DCM Holdings Co., Ltd.	77,900	614,574
DIC Corp.	337,000	613,205
Disco Corp.	7,600	396,595
Doshisha Co., Ltd.	12,300	355,380
Doutor Nichires Holdings Co., Ltd.	17,600	232,181
Dowa Holdings Co., Ltd.	157,000	993,748
DTS Corp.	34,500	401,319
EDION Corp.(a)	54,600	445,656
Ehime Bank Ltd. (The)	175,000	518,586
Exedy Corp.	10,200	294,440
Ezaki Glico Co., Ltd.	56,000	631,037
Fancl Corp.	42,900	586,014
Foster Electric Co., Ltd.	16,600	236,681
Fuji Electric Co., Ltd.	172,000	471,692
Fuji Oil Co., Ltd.	38,700	553,791
Fuji Seal International, Inc.	15,000	270,990
Fuji Soft, Inc.	15,500	279,016
Fujikura Ltd.	86,000	251,495
Fujitec Co., Ltd.	64,000	400,936
Fukuyama Transporting Co., Ltd.(a)	151,000	912,594
Furukawa-Sky Aluminum Corp.	87,000	215,973
Futaba Corp.	19,500	311,230
Goldcrest Co., Ltd.	8,990	143,134
Gurunavi, Inc.	29,867	318,700
H2O Retailing Corp.(a)	76,000	579,828
Hakuhodo DY Holdings, Inc.	7,140	410,174
Hanwa Co., Ltd.	99,000	432,337
Heiwa Real Estate Co., Ltd.	260,500	518,021
Heiwado Co., Ltd.	29,200	374,962
Higo Bank Ltd. (The)	67,000	378,802
Hikari Tsushin, Inc.	7,300	181,883
Hitachi Capital Corp.	64,400	893,096
Hitachi Koki Co., Ltd.	49,700	378,531
Hitachi Kokusai Electric, Inc.	42,000	341,175
Hitachi Transport System Ltd.	39,700	682,134
Hitachi Zosen Corp.	257,500	324,636
Hogy Medical Co., Ltd.	6,800	287,679
Hokkoku Bank Ltd. (The)	89,000	326,202
Hokuetsu Bank Ltd. (The)	284,000	575,825
Hokuetsu Kishu Paper Co., Ltd.	120,000	806,343
Hokuto Corp.	30,400	664,580
Hoshizaki Electric Co., Ltd.	19,100	448,828
House Foods Corp.	49,300	927,819
Hyakujushi Bank Ltd. (The)	169,000	755,602
Ichiyoshi Securities Co., Ltd.	29,600	126,571
Iino Kaiun Kaisha Ltd.(a)	60,700	254,823
Inaba Denki Sangyo Co., Ltd.	25,200	706,805
Inabata & Co., Ltd.	55,200	330,741
Ines Corp.	43,100	303,616
IT Holdings Corp.	28,200	339,030
Ito En Ltd.	48,600	836,319
Itochu Enex Co., Ltd.	93,100	522,735
Itochu Techno-Solutions Corp.	20,800	934,026
Iwatani Corp.	158,000	525,708
Izumi Co., Ltd.	44,700	739,578
J Front Retailing Co., Ltd.	193,000	933,143
Jaccs Co., Ltd.	99,000	295,945
Jafco Co., Ltd.	16,300	299,349
Japan Aviation Electronics Industry Ltd.	41,000	283,494
Japan Vilene Co., Ltd.	75,000	318,755
Japan Wool Textile Co., Ltd. (The)(a)	61,000	453,496
JFE Shoji Holdings, Inc.	117,000	488,134

Investments	Shares	Value
J-Oil Mills, Inc.	125,000	$357,421
Joshin Denki Co., Ltd.	28,000	307,148
Juroku Bank Ltd. (The)	190,000	619,834
Kaga Electronics Co., Ltd.	20,100	210,039
Kagome Co., Ltd.(a)	21,500	427,820
Kagoshima Bank Ltd. (The)	78,000	547,440
Kaken Pharmaceutical Co., Ltd.	81,000	1,076,982
Kandenko Co., Ltd.	30,000	145,438
Kappa Create Co., Ltd.	13,950	329,803
Kasumi Co., Ltd.	62,300	397,573
Keisei Electric Railway Co., Ltd.	76,000	559,085
Keiyo Bank Ltd. (The)	98,000	485,287
Keiyo Co., Ltd.(a)	54,000	335,482
Kewpie Corp.(a)	73,200	1,041,773
Kikkoman Corp.	67,000	769,795
Kinki Sharyo Co., Ltd.	78,000	248,375
Kissei Pharmaceutical Co., Ltd.	20,000	412,009
Kiyo Holdings, Inc.	413,800	645,386
Kobayashi Pharmaceutical Co., Ltd.	7,700	405,316
Komeri Co., Ltd.	21,600	667,034
Komori Corp.	47,500	318,560
Kose Corp.	24,600	616,758
K’s Holdings Corp.	9,300	368,664
Kurabo Industries Ltd.	263,000	499,064
Kuroda Electric Co., Ltd.	30,400	329,129
KYORIN Holdings, Inc.	56,000	986,223
Kyoritsu Maintenance Co., Ltd.	17,800	329,672
Kyudenko Corp.	67,000	410,151
Lion Corp.	157,000	928,451
Maeda Corp.	102,000	373,850
Maeda Road Construction Co., Ltd.	53,000	555,901
Mars Engineering Corp.	25,700	438,911
Maruha Nichiro Holdings, Inc.	240,000	442,943
Marui Group Co., Ltd.	118,400	923,317
Maspro Denkoh Corp.	38,542	536,001
Matsuda Sangyo Co., Ltd.	23,200	354,302
Matsumotokiyoshi Holdings Co., Ltd.	25,800	522,438
Max Co., Ltd.	35,000	438,069
Medipal Holdings Corp.	96,700	1,010,486
Meitec Corp.	13,300	256,700
Michinoku Bank Ltd. (The)	194,000	365,610
Mikuni Coca-Cola Bottling Co., Ltd.	32,600	289,392
Mimasu Semiconductor Industry Co., Ltd.	26,800	223,624
Minebea Co., Ltd.	112,000	468,729
Miraca Holdings, Inc.	12,700	505,920
Mitsubishi Logistics Corp.	49,000	544,515
Mitsui Engineering & Shipbuilding Co., Ltd.	314,000	489,732
Mitsui Home Co., Ltd.	73,000	372,875
Mitsui Mining & Smelting Co., Ltd.	149,000	385,378
Mitsui-Soko Co., Ltd.	96,000	361,840
Mitsumi Electric Co., Ltd.	21,700	161,608
Miura Co., Ltd.	29,300	827,133
Miyazaki Bank Ltd. (The)	134,000	329,166
Mochida Pharmaceutical Co., Ltd.	75,000	842,215
Monex Group, Inc.	1,568	228,862
Morinaga & Co., Ltd.	153,000	359,930
Morinaga Milk Industry Co., Ltd.	128,000	495,763
Moshi Moshi Hotline, Inc.	64,700	609,663
Musashino Bank Ltd. (The)	18,400	612,456
Nagoya Railroad Co., Ltd.	136,000	365,895
NEC Fielding Ltd.	23,900	308,147
NEC Networks & System Integration Corp.	27,400	399,925
Nichii Gakkan Co.	31,400	383,215
Nichirei Corp.	164,000	795,061
Nidec Copal Corp.	29,300	324,455

See Notes to Schedule of Investments.

56        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2011

Investments	Shares	Value
Nidec Sankyo Corp.(a)	74,000	$471,276
Nifco, Inc.	15,300	427,740
Nihon Dempa Kogyo Co., Ltd.	18,800	224,799
Nihon Kohden Corp.	14,400	355,415
Nihon Nohyaku Co., Ltd.	61,000	251,326
Nihon Unisys Ltd.	64,400	410,975
Nippo Corp.	47,000	449,597
Nippon Carbon Co., Ltd.	102,000	286,353
Nippon Denko Co., Ltd.	45,000	203,535
Nippon Kayaku Co., Ltd.	91,000	877,593
Nippon Konpo Unyu Soko Co., Ltd.	45,000	486,028
Nippon Paint Co., Ltd.	66,000	457,213
Nippon Sharyo Ltd.	76,000	291,396
Nippon Shinyaku Co., Ltd.	24,000	296,647
Nippon Signal Co., Ltd. (The)	44,200	262,534
Nippon Soda Co., Ltd.	72,000	326,592
Nippon Steel Trading Co., Ltd.	94,000	252,898
Nippon Suisan Kaisha Ltd.	176,000	603,899
Nipro Corp.(a)	63,600	534,822
Nishimatsu Construction Co., Ltd.	204,000	349,987
Nishi-Nippon City Bank Ltd. (The)	256,000	735,326
Nishi-Nippon Railroad Co., Ltd.	182,000	870,496
Nissan Chemical Industries Ltd.	71,800	695,230
Nissan Shatai Co., Ltd.	49,000	476,371
Nisshin Oillio Group Ltd. (The)	98,000	421,601
Nisshin Steel Co., Ltd.	228,000	349,675
Nisshinbo Holdings, Inc.	64,000	577,281
Nissin Corp.	101,000	246,790
Nissin Kogyo Co., Ltd.	21,300	306,184
Nitto Boseki Co., Ltd.(a)	136,000	473,720
NOF Corp.	124,000	633,377
NS Solutions Corp.	28,200	562,241
NS United Kaiun Kaisha Ltd.	131,000	197,505
Oita Bank Ltd. (The)	114,000	328,932
Okinawa Electric Power Co., Inc. (The)	8,400	358,097
Onward Holdings Co., Ltd.	107,000	785,742
Otsuka Corp.	12,700	874,838
Paltac Corp.	25,896	332,535
PanaHome Corp.	84,000	569,899
Parco Co., Ltd.	41,400	316,392
Park24 Co., Ltd.	110,900	1,473,093
Pigeon Corp.	9,300	378,938
Plenus Co., Ltd.	43,100	704,702
Point, Inc.	4,750	201,878
Pola Orbis Holdings, Inc.	15,650	423,083
Rengo Co., Ltd.	111,000	774,721
Resorttrust, Inc.	40,700	601,983
Round One Corp.(a)	51,700	335,976
Ryobi Ltd.	75,000	274,890
Ryoden Trading Co., Ltd.	52,000	296,023
Ryohin Keikaku Co., Ltd.	14,900	727,184
Ryosan Co., Ltd.	6,900	146,269
San-Ai Oil Co., Ltd.	63,000	267,754
San-In Godo Bank Ltd. (The)	69,000	517,455
Sanki Engineering Co., Ltd.	77,000	401,313
Sankyu, Inc.	162,000	612,711
Sanshin Electronics Co., Ltd.	28,100	233,375
Sanyo Chemical Industries Ltd.	83,000	542,618
Sanyo Shokai Ltd.(a)	78,000	177,411
Sanyo Special Steel Co., Ltd.	54,000	286,353
Sapporo Hokuyo Holdings, Inc.	74,700	267,965
Sapporo Holdings Ltd.	136,000	514,375
Sasebo Heavy Industries Co., Ltd.	211,000	342,800
SBI Holdings, Inc.	5,332	390,856
Scroll Corp.	93,216	329,539

Investments	Shares	Value
SCSK Corp.(a)	27,700	$442,106
Seino Holdings Corp.	76,000	589,706
Sekisui Plastics Co., Ltd.	76,000	291,396
Senko Co., Ltd.(a)	100,000	397,712
Senshu Ikeda Holdings, Inc.	454,300	667,220
Shiga Bank Ltd. (The)	76,000	517,598
Shikoku Bank Ltd. (The)	126,000	473,278
Shimachu Co., Ltd.	15,400	353,275
Shinko Electric Industries Co., Ltd.(a)	59,500	405,225
Shinko Plantech Co., Ltd.	34,500	278,906
Shinmaywa Industries Ltd.	136,000	546,192
Sinanen Co., Ltd.	105,000	463,998
SMK Corp.	78,000	252,430
Sotetsu Holdings, Inc.	190,000	582,792
Square Enix Holdings Co., Ltd.	46,300	909,271
Star Micronics Co., Ltd.	28,900	261,805
Sumitomo Bakelite Co., Ltd.	139,000	778,646
Sumitomo Osaka Cement Co., Ltd.	173,000	472,186
Sumitomo Warehouse Co., Ltd. (The)	105,000	498,115
Sundrug Co., Ltd.	12,300	372,805
Suruga Bank Ltd.	79,000	707,447
Suzuken Co., Ltd.	47,400	1,314,682
Taiheiyo Cement Corp.	200,000	382,116
Taiyo Holdings Co., Ltd.	30,400	784,695
Taiyo Yuden Co., Ltd.(a)	23,000	171,588
Takara Standard Co., Ltd.	75,000	567,325
Takashimaya Co., Ltd.	106,000	767,377
Tamron Co., Ltd.	11,700	282,388
Tochigi Bank Ltd. (The)	81,000	290,564
Toei Co., Ltd.	85,000	403,236
Toho Holdings Co., Ltd.	39,400	546,397
Tohoku Bank Ltd. (The)	217,147	341,497
Tokai Carbon Co., Ltd.	74,000	402,028
Tokai Rika Co., Ltd.	29,600	453,579
Tokai Rubber Industries Ltd.	29,800	330,380
Tokai Tokyo Financial Holdings, Inc.	53,000	143,969
Tokuyama Corp.(a)	83,000	264,297
Tokyo Energy & Systems, Inc.	66,000	343,124
TOMONY Holdings, Inc.	107,147	470,700
Toshiba Plant Systems & Services Corp.	40,000	406,031
Toshiba TEC Corp.	134,000	477,203
Touei Housing Corp.	24,200	247,536
Toyo Corp.	24,000	252,664
Toyo Ink SC Holdings Co., Ltd.	187,000	692,683
Toyo Tire & Rubber Co., Ltd.	118,000	268,391
TS Tech Co., Ltd.	21,800	345,389
Tsukuba Bank Ltd.	89,700	294,958
Tsumura & Co.	19,600	578,269
Uchida Yoko Co., Ltd.	103,000	282,467
Ulvac, Inc.*	9,800	120,239
Union Tool Co.	10,900	188,845
UNY Co., Ltd.	79,100	712,455
Valor Co., Ltd.	41,400	644,084
Wacoal Holdings Corp.	36,000	478,191
Xebio Co., Ltd.	20,100	478,335
Yamagata Bank Ltd. (The)	74,000	361,632
Yamaha Corp.	37,700	345,934
Yamatake Corp.	40,600	883,343
Yamato Kogyo Co., Ltd.	12,200	350,429
Yodogawa Steel Works Ltd.	84,000	364,648
Yokohama Rubber Co., Ltd. (The)	135,000	757,993

Total Japan		139,260,678

Netherlands—1.5%
Arcadis N.V.(a)	39,905	626,812
ASM International N.V.	9,683	286,093

See Notes to Schedule of Investments.

57        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2011

Investments	Shares	Value
Beter Bed Holding N.V.	15,167	$275,351
BinckBank N.V.	70,975	767,495
CSM	29,389	460,677
Exact Holding N.V.	33,763	701,271
Koninklijke BAM Groep N.V.	45,547	192,754
Mediq N.V.	30,781	470,110
Sligro Food Group N.V.	26,761	720,851
TKH Group N.V.	34,881	767,509
USG People N.V.	20,452	170,184

Total Netherlands		5,439,107

New Zealand—2.8%
Air New Zealand Ltd.	1,168,058	820,082
Fisher & Paykel Healthcare Corp., Ltd.	364,577	716,704
Freightways Ltd.	289,178	830,163
Kathmandu Holdings Ltd.	170,561	229,066
Nuplex Industries Ltd.	127,833	228,365
Ryman Healthcare Ltd.	310,692	656,825
Sky City Entertainment Group Ltd.	578,394	1,552,146
Sky Network Television Ltd.	291,036	1,203,297
Tower Ltd.	525,419	627,115
Vector Ltd.	1,128,855	2,175,131
Vital Healthcare Property Trust	534,855	458,964
Warehouse Group Ltd. (The)	242,411	567,314

Total New Zealand		10,065,172

Norway—2.0%
ABG Sundal Collier Holding ASA	850,360	525,780
Aker ASA Class A	62,160	1,614,424
Atea ASA	102,084	1,026,322
Austevoll Seafood ASA	139,327	490,263
Leroey Seafood Group ASA	18,917	266,260
Salmar ASA	28,435	142,939
Sparebank 1 Nord Norge	39,264	212,506
SpareBank 1 SMN	69,377	456,860
SpareBank 1 SR Bank ASA*	72,129	491,903
Tomra Systems ASA	117,976	792,707
Veidekke ASA	182,192	1,181,449

Total Norway		7,201,413

Portugal—0.8%
Mota-Engil, SGPS, S.A.	107,635	144,617
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.*	57,785	402,823
Sonae(a)	1,649,559	982,891
Sonaecom—SGPS S.A.	296,665	467,915
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	298,852	900,831

Total Portugal		2,899,077

Singapore—3.4%
Baker Technology Ltd.	1,080,967	204,247
China Aviation Oil Singapore Corp., Ltd.	491,000	372,988
Chip Eng Seng Corp., Ltd.	1,021,000	295,280
Cityspring Infrastructure Trust	1,635,649	422,583
CSE Global Ltd.	271,000	156,750
First Resources Ltd.(a)	445,000	518,220
Hi-P International Ltd.	784,000	365,804
Hong Leong Asia Ltd.	262,000	316,223
Hyflux Ltd.(a)	370,500	344,312
K-Green Trust(a)	462,000	322,454
M1 Ltd.	669,000	1,289,862
Mapletree Industrial Trust	680,571	564,234
Midas Holdings Ltd.	404,000	102,819
Otto Marine Ltd.	1,632,826	147,334
Rotary Engineering Ltd.	580,000	257,201

Investments	Shares	Value
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust(a)	661,857	$446,632
SC Global Developments Ltd.	406,000	309,983
Singapore Post Ltd.	1,635,000	1,178,981
STX OSV Holdings Ltd.	337,567	301,992
Tat Hong Holdings Ltd.	468,000	317,619
Transpac Industrial Holdings Ltd.	499,711	608,910
United Engineers Ltd.	314,000	455,266
UOB-Kay Hian Holdings Ltd.	832,000	984,938
Venture Corp., Ltd.	261,000	1,247,985
Wing Tai Holdings Ltd.	744,000	542,228
Yanlord Land Group Ltd.(a)	406,000	299,024
Yongnam Holdings Ltd.	1,101,829	195,443

Total Singapore		12,569,312

Spain—1.6%
Almirall S.A.	142,910	985,104
Antena 3 de Television S.A.(a)	253,607	1,530,873
Banco Pastor S.A.(a)	107,787	465,946
Caja de Ahorros del Mediterraneo(a)	46,484	80,860
Duro Felguera S.A.	195,761	1,285,883
Gamesa Corp. Tecnologica, S.A.(a)	69,353	288,998
Grupo Empresarial Ence S.A.(a)	150,948	341,938
Viscofan S.A.	19,615	729,776

Total Spain		5,709,378

Sweden—4.8%
AarhusKarlshamn AB	21,122	614,683
Atrium Ljungberg AB Class B	20,207	215,915
Axfood AB	34,658	1,282,113
Axis Communications AB	47,687	963,437
Bilia AB Class A	34,872	492,154
Billerud AB	70,368	600,488
Fabege AB	187,923	1,477,550
Hoganas AB Class B	18,162	562,984
Holmen AB Class B	33,370	962,357
Husqvarna AB Class A	71,221	328,922
Intrum Justitia AB	79,233	1,245,366
JM AB	40,669	664,439
Kungsleden AB	105,587	708,503
Lindab International AB	24,444	133,358
Loomis AB Class B	56,776	819,924
Mekonomen AB	31,375	1,029,769
MQ Holding AB	85,312	257,605
NCC AB Class B	67,132	1,184,919
New Wave Group AB Class B	40,271	135,112
Nibe Industrier AB Class B	19,714	292,606
Nolato AB Class B	19,428	143,826
Orc Group AB(a)	21,430	268,840
Oresund Investment AB	34,196	467,649
SkiStar AB	31,770	378,860
SSAB AB Class B	25,362	195,340
Svenska Cellulosa AB Class A	52,525	773,091
Wihlborgs Fastigheter AB	109,277	1,450,587

Total Sweden		17,650,397

Switzerland—0.3%
EFG International AG*	39,615	301,211
Kudelski S.A.	13,595	123,578
Mobilezone Holding AG	83,757	850,916

Total Switzerland		1,275,705

United Kingdom—12.8%
Ashtead Group PLC	243,086	853,783
BBA Aviation PLC	343,307	949,690
Bellway PLC	25,116	278,109
Bodycote PLC	146,241	597,274

See Notes to Schedule of Investments.

58        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2011

Investments	Shares	Value
Booker Group PLC	428,581	$492,883
Brewin Dolphin Holdings PLC	308,012	655,794
Britvic PLC	137,346	686,667
Cable & Wireless Communications PLC	4,668,936	2,771,791
Cable & Wireless Worldwide PLC	3,388,782	855,808
Chemring Group PLC	49,709	308,934
Chesnara PLC	165,006	450,686
Cineworld Group PLC	234,523	748,079
Close Brothers Group PLC	134,051	1,290,597
Computacenter PLC	113,253	588,918
CPP Group PLC	207,649	361,432
Cranswick PLC	29,007	334,492
De La Rue PLC	76,437	1,059,020
Debenhams PLC	325,567	296,242
Domino Printing Sciences PLC	75,874	603,729
DS Smith PLC	268,553	826,370
Dunelm Group PLC	95,497	643,811
Electrocomponents PLC	240,806	704,314
Elementis PLC	281,537	600,301
Euromoney Institutional Investor PLC	56,258	546,441
Fenner PLC	57,260	356,485
Fidessa Group PLC	20,942	492,421
Filtrona PLC	132,817	785,187
Game Group PLC	593,003	69,119
Greene King PLC	181,863	1,376,990
Halfords Group PLC	174,440	783,471
Hill & Smith Holdings PLC	87,128	338,514
Hunting PLC	84,383	983,548
Interserve PLC	207,551	1,034,434
ITE Group PLC	233,427	740,049
JD Wetherspoon PLC	58,634	378,343
Jupiter Fund Management PLC	100,978	340,695
Kcom Group PLC	191,830	208,686
Kesa Electricals PLC	401,124	419,539
Kier Group PLC	46,009	972,436
Ladbrokes PLC	647,755	1,308,679
Laird PLC	195,670	468,908
London & Stamford Property PLC	448,766	753,222
Marston’s PLC	423,895	604,426
Mears Group PLC	67,358	230,298
Micro Focus International PLC*	73,770	442,763
Moneysupermarket.com Group PLC	476,990	778,355
Morgan Crucible Co. PLC	184,890	755,698
Morgan Sindall Group PLC	80,443	741,973
Mothercare PLC	79,990	206,670
N. Brown Group PLC	213,003	770,964
National Express Group PLC	165,797	574,593
Phoenix IT Group Ltd.	61,748	154,500
Premier Farnell PLC	283,515	793,099
Promethean World PLC	226,941	193,979
Provident Financial PLC	150,374	2,199,082
Renishaw PLC(a)	13,310	207,885
Rightmove PLC	25,428	491,600
RPC Group PLC	123,710	688,283
RPS Group PLC	130,897	366,169
RSM Tenon Group PLC	671,251	98,582
Savills PLC	143,604	731,121
Shanks Group PLC	158,952	224,301
Smiths News PLC	317,476	404,580
Sportingbet PLC	484,360	237,114
Sthree PLC	121,237	425,817
Synergy Health PLC	41,960	552,003
TalkTalk Telecom Group PLC	125,877	264,681
Telecom Plus PLC	69,175	831,013
Tullett Prebon PLC	166,777	699,808

Investments	Shares	Value
Ultra Electronics Holdings PLC	25,892	$594,729
Victrex PLC	30,598	521,174
WH Smith PLC	112,163	926,471
Wilmington Group PLC	158,453	209,314
WSP Group PLC	52,507	167,690

Total United Kingdom		46,404,626

TOTAL COMMON STOCKS
(Cost: $368,756,803)		361,366,190

EXCHANGE-TRADED FUNDS—0.2%

United States—0.2%
WisdomTree Europe SmallCap Dividend Fund(c)	12,476	407,366
WisdomTree Japan SmallCap Dividend Fund(c)	7,836	326,370

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $742,732)		733,736

RIGHTS—0.0%

Sweden—0.0%
Oresund Investment AB, expiring 1/24/12*
(Cost: $0)	34,196	33,421

TOTAL LONG-TERM INVESTMENTS
(Cost: $369,499,535)		362,133,347

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(d)
(Cost: $73,457)	73,457	73,457

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.2%

MONEY MARKET FUND—9.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(e)
(Cost: $33,366,116)(f)	33,366,116	33,366,116

TOTAL INVESTMENTS IN SECURITIES—108.7%

(Cost: $402,939,108)(g)		395,572,920
Liabilities in Excess of Foreign Currency and Other Assets—(8.7)%		(31,788,543)

NET ASSETS—100.0%		$363,784,377

RSP — Risparmio Italian Savings Shares

* Non-income producing security.
† Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a) Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b) Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c) Affiliated company (See Note 4).
(d) Rate shown represents annualized 7-day yield as of December 31, 2011.
(e) Interest rate shown reflects yield as of December 31, 2011.
(f) At December 31, 2011, the total market value of the Fund’s securities on loan was $30,350,283 and the total market value of the collateral held by the Fund was $33,366,116.
(g) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

59        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.7%

Argentina—2.0%
Banco Macro S.A. ADR	203,200	$3,962,400
BBVA Banco Frances S.A. ADR	819,499	3,990,960
IRSA Inversiones y Representaciones S.A. ADR	141,400	1,466,318
Telecom Argentina S.A. ADR	145,244	2,596,963
YPF S.A. ADR	876,909	30,411,204

Total Argentina		42,427,845

Brazil—20.2%
AES Tiete S.A.	778,892	9,871,603
Banco do Brasil S.A.	4,413,032	56,072,300
Banco Santander Brasil S.A.	6,390,200	51,251,785
BM&F Bovespa S.A.	3,306,500	17,372,309
CCR S.A.	2,922,800	19,148,434
Cia de Bebidas das Americas	2,415,900	70,718,745
Cia de Saneamento de Minas Gerais-COPASA*	309,200	5,536,673
Cia Energetica de Minas Gerais	781,205	11,433,801
Cia Siderurgica Nacional S.A.	2,509,500	20,154,033
Cielo S.A.	1,370,566	35,416,851
CPFL Energia S.A.	1,920,780	26,794,636
EDP—Energias do Brasil S.A.	286,900	6,383,246
Equatorial Energia S.A.	911,400	6,190,826
Eternit S.A.	156,600	747,214
Helbor Empreendimentos S.A.	217,149	2,409,856
JHSF Participacoes S.A.	1,953,183	5,738,342
Light S.A.	847,939	13,092,424
Natura Cosmeticos S.A.	390,100	7,583,448
Paranapanema S.A.	1,278,625	2,022,219
Redecard S.A.	1,935,600	30,290,934
Souza Cruz S.A.	2,501,100	30,719,850
Sul America S.A.	416,717	3,373,503

Total Brazil		432,323,032

Chile—5.0%
AES Gener S.A.	12,371,572	6,590,550
Aguas Andinas S.A. Class A	9,269,492	5,317,756
Banco de Chile	149,160,212	20,269,938
Banco Santander Chile	295,234,301	21,262,326
Cia General de Electricidad S.A.	402,751	1,930,600
Corpbanca	543,572,998	7,000,680
Empresa Nacional de Electricidad S.A.	8,584,615	12,660,345
Enersis S.A.	39,745,024	13,972,926
ENTEL Chile S.A.	545,755	10,211,486
Inversiones Aguas Metropolitanas S.A.	1,617,099	2,484,253
Quinenco S.A.	2,150,695	5,175,414

Total Chile		106,876,274

China—3.0%
Bank of China Ltd. Class H	122,150,000	44,980,944
Beijing Capital Land Ltd. Class H	2,224,000	438,122
China Molybdenum Co., Ltd. Class H(a)	12,291,000	5,254,052
Guangzhou R&F Properties Co., Ltd. Class H(a)	3,820,400	3,020,274
Huaneng Power International, Inc. Class H	11,510,000	6,120,606
Jiangsu Expressway Co., Ltd. Class H	837,646	771,144
Weiqiao Textile Co., Ltd. Class H	1,156,500	579,248
Xiamen International Port Co., Ltd. Class H	2,346,000	347,372
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	7,373,000	1,993,575
Zhejiang Expressway Co., Ltd. Class H	2,888,724	1,874,587

Total China		65,379,924

Investments	Shares	Value
Czech Republic—3.4%
CEZ AS(a)	966,227	$38,658,326
Komercni Banka AS	64,174	10,877,890
Telefonica Czech Republic AS(a)	1,175,802	22,929,136

Total Czech Republic		72,465,352

Hungary—0.3%
Magyar Telekom Telecommunications PLC	3,142,180	6,725,690

Indonesia—1.9%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	31,809,122	3,192,313
International Nickel Indonesia Tbk PT	30,650,500	10,816,829
Perusahaan Gas Negara PT	30,507,500	10,682,251
Telekomunikasi Indonesia Tbk PT	21,680,500	16,856,634

Total Indonesia		41,548,027

Israel—3.8%
Amot Investments Ltd.	1,206,208	2,919,189
Bank Leumi Le-Israel BM	3,107,709	8,866,978
Bezeq The Israeli Telecommunication Corp., Ltd.	10,402,825	18,995,103
British Israel Investments Ltd.	983,761	3,385,759
Cellcom Israel Ltd.	576,036	9,600,726
Clal Industries and Investments Ltd.	345,455	1,590,064
Clal Insurance Enterprise Holdings, Ltd.	116,806	1,725,628
Delek Automotive Systems Ltd.	8,664	52,273
Delek Group Ltd.	23,357	4,380,946
Discount Investment Corp.	451,473	2,802,999
First International Bank of Israel Ltd.*	581,041	5,155,860
Harel Insurance Investments & Financial Services Ltd.	85,981	3,130,057
Ituran Location and Control Ltd.	8,473	115,935
Jerusalem Economy Ltd.	590,105	3,657,532
Mizrahi Tefahot Bank Ltd.	413,621	3,259,209
Osem Investments Ltd.	78,343	1,141,006
Partner Communications Co., Ltd.	324,567	2,857,123
Phoenix Holdings Ltd. (The)	816,091	2,102,255
Shikun & Binui Ltd.	735,236	1,199,836
Shufersal Ltd.	1,218,367	4,269,661

Total Israel		81,208,139

Malaysia—9.4%
Batu Kawan Bhd	290,300	1,598,939
Berjaya Sports Toto Bhd	1,685,700	2,334,455
Boustead Holdings Bhd	2,194,889	4,002,037
British American Tobacco Malaysia Bhd	367,700	5,790,405
DiGi.Com Bhd	18,978,000	23,228,593
Lafarge Malayan Cement Bhd	2,111,400	4,662,398
Malayan Banking Bhd	19,253,200	52,111,185
Maxis Bhd	12,400,300	21,436,481
MISC Bhd	8,405,400	14,503,955
OSK Holdings Bhd	1,102,100	618,845
Petronas Dagangan Bhd	1,650,700	9,268,915
Petronas Gas Bhd	3,709,372	17,786,263
Pharmaniaga Bhd†*	30,545	56,850
Public Bank Bhd	5,299,176	22,366,869
Sunway Bhd*	902,830	726,251
Telekom Malaysia Bhd	8,837,655	13,828,003
UMW Holdings Bhd	2,203,600	4,865,994
YTL Power International Bhd	5,904,737	3,315,594

Total Malaysia		202,502,032

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds        60

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2011

Investments	Shares	Value
Mexico—2.1%
Bolsa Mexicana de Valores S.A.B de C.V.	878,100	$1,391,837
Grupo Aeroportuario del Centro Norte S.A.B de C.V.	612,837	957,328
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	1,455,600	4,928,368
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	685,216	3,829,846
Industrias Penoles S.A.B de C.V.	570,275	24,988,084
Kimberly-Clark de Mexico S.A.B de C.V. Class A	1,562,238	8,425,015

Total Mexico		44,520,478

Philippines—2.4%
Aboitiz Equity Ventures, Inc.	10,217,800	9,354,570
Aboitiz Power Corp.	11,167,000	7,613,574
Globe Telecom, Inc.	480,630	12,417,143
Philippine Long Distance Telephone Co.	306,780	17,782,117
Semirara Mining Corp.	955,000	4,821,275

Total Philippines		51,988,679

Poland—2.3%
Bank Handlowy w Warszawie S.A.	72,924	1,441,937
Bank Pekao S.A.	325,791	13,396,144
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,676,518	15,681,579
Telekomunikacja Polska S.A.	3,828,654	19,210,445

Total Poland		49,730,105

Russia—1.3%
Mobile Telesystems OJSC ADR	1,915,600	28,121,008

South Africa—9.2%
African Bank Investments Ltd.	2,119,370	9,004,186
Allied Technologies Ltd.	175,515	1,163,085
Astral Foods Ltd.	123,796	1,932,060
Aveng Ltd.	373,388	1,526,222
AVI Ltd.	491,332	2,417,285
City Lodge Hotels Ltd.	272,153	2,582,174
Coronation Fund Managers Ltd.	651,857	1,832,828
FirstRand Ltd.	8,603,490	22,101,764
Grindrod Ltd.	375,355	650,899
Group Five Ltd.	1,139,701	3,205,912
Imperial Holdings Ltd.	506,128	7,742,315
Kumba Iron Ore Ltd.(a)	793,987	49,173,025
Lewis Group Ltd.	378,062	3,753,272
Life Healthcare Group Holdings Ltd.	1,079,804	2,760,566
MMI Holdings Ltd.	1,902,111	4,028,798
Pick’n Pay Holdings Ltd.	235,751	562,118
Pick’n Pay Stores Ltd.	897,547	5,180,679
Pretoria Portland Cement Co., Ltd.	668,864	2,269,203
Raubex Group Ltd.(a)	30,641	50,667
Reunert Ltd.	320,843	2,503,668
Sanlam Ltd.	2,849,302	10,181,877
Santam Ltd.	233,727	4,119,911
Spar Group Ltd. (The)	255,728	3,439,629
Standard Bank Group Ltd.	1,838,853	22,491,978
Vodacom Group Ltd.	1,964,763	21,659,265
Vukile Property Fund Ltd.	3,544,507	6,431,866
Woolworths Holdings Ltd.	1,081,075	5,222,326

Total South Africa		197,987,578

South Korea—4.3%
Bukwang Pharmaceutical Co., Ltd.	268,408	3,343,450
Daekyo Co., Ltd.	95,783	518,825

Investments	Shares	Value
Daishin Securities Co., Ltd.	578,510	$5,297,987
Hansol Paper Co., Ltd.*	673,070	4,995,442
Hite Jinro Co., Ltd.*	55,940	1,221,260
Kangwon Land, Inc.*	419,010	9,893,292
Korea Exchange Bank	2,220,220	14,165,466
KT Corp. ADR	813,077	12,716,524
KT&G Corp.	200,538	14,169,959
LG Uplus Corp.*	546,150	3,508,255
Meritz Fire & Marine Insurance Co., Ltd.	564,640	5,783,639
SK Telecom Co., Ltd. ADR	1,128,515	15,359,089
SK Telecom Co., Ltd.	5,511	676,915
Woongjin Thinkbig Co., Ltd.*	5,280	72,875

Total South Korea		91,722,978

Taiwan—21.6%
Ability Enterprise Co., Ltd.	1,447,000	1,242,511
AcBel Polytech, Inc.	735,416	399,537
Accton Technology Corp.	706,989	321,051
Acer, Inc.	6,240,000	7,233,528
Advantech Co., Ltd.	956,160	2,646,263
Alpha Networks, Inc.	2,314,000	1,650,728
Altek Corp.	496,312	395,030
AmTRAN Technology Co., Ltd.	2,765,306	1,442,975
Asia Cement Corp.	6,599,804	7,410,857
Asia Vital Components Co., Ltd.	908,151	584,859
ASROCK, Inc.	391,660	1,267,634
Asustek Computer, Inc.	1,264,120	8,996,924
AV Tech Corp.	299,000	888,735
Avermedia Technologies, Inc.	187,460	147,348
Chicony Electronics Co., Ltd.	1,812,510	2,972,064
China Development Financial Holding Corp.	26,201,501	7,415,927
China Synthetic Rubber Corp.	3,364,000	3,166,353
Chung Hsin Electric & Machinery Manufacturing Corp.	829,000	420,263
Chunghwa Telecom Co., Ltd.	14,027,248	46,326,655
Compal Electronics, Inc.	7,948,000	7,927,263
Coxon Precise Industrial Co., Ltd.	501,686	571,623
CTCI Corp.	1,622,992	2,213,731
Cyberlink Corp.	98,433	205,455
CyberTAN Technology, Inc.	1,216,000	1,064,236
Delta Electronics, Inc.	2,874,000	6,834,043
Depo Auto Parts Industries Co., Ltd.	1,248,163	2,390,880
D-Link Corp.	1,142,000	771,290
Eternal Chemical Co., Ltd.	1,500,775	1,167,253
Everlight Electronics Co., Ltd.	546,000	950,302
Far EasTone Telecommunications Co., Ltd.	8,204,595	15,417,995
Faraday Technology Corp.	169,134	161,152
Farglory Land Development Co., Ltd.	1,392,000	2,183,692
Feng Hsin Iron & Steel Co.	919,922	1,467,427
Formosa Chemicals & Fibre Corp.	6,705,000	17,693,104
Formosa Petrochemical Corp.	10,391,000	32,189,828
Formosa Plastics Corp.	5,831,000	15,560,118
Formosan Rubber Group, Inc.	2,155,000	1,284,644
FSP Technology, Inc.	143,897	116,671
Fubon Financial Holding Co., Ltd.	11,175,798	11,829,464
Gemtek Technology Corp.	168,993	113,856
Getac Technology Corp.	1,551,000	724,814
Giant Manufacturing Co., Ltd.	184,000	710,988
Global Mixed Mode Technology, Inc.	120,000	278,213
Grape King Industrial Co.	641,943	782,314
Greatek Electronics, Inc.	395,700	313,643
Holtek Semiconductor, Inc.	588,454	515,011
Holy Stone Enterprise Co., Ltd.	693,000	593,922

See Notes to Schedule of Investments.

61        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2011

Investments	Shares	Value
Hotai Motor Co., Ltd.	375,000	$1,801,991
Huaku Development Co., Ltd.	1,216,601	2,463,015
Hung Poo Real Estate Development Corp.	261,790	172,919
Infortrend Technology, Inc.	1,116,000	873,516
Inventec Corp.	9,024,210	3,308,192
I-Sheng Electric Wire & Cable Co., Ltd.	932,000	1,105,017
Kindom Construction Co., Ltd.	1,553,000	743,700
LCY Chemical Corp.	565,386	814,123
Lealea Enterprise Co., Ltd.	1,238,000	394,963
Lite-On Technology Corp.	3,929,352	4,425,209
Macronix International	9,842,000	3,933,030
MediaTek, Inc.	2,923,000	26,788,616
Mega Financial Holding Co., Ltd.	12,924,540	8,622,336
Merida Industry Co., Ltd.	712,646	1,487,474
Merry Electronics Co., Ltd.	254,000	280,181
Nan Ya Printed Circuit Board Corp.	1,278,046	2,595,853
Neo Solar Power Corp.	723,876	455,426
Novatek Microelectronics Corp.	1,123,415	2,816,051
Oriental Union Chemical Corp.	1,217,155	1,527,524
Pou Chen Corp.	10,842,000	8,898,038
President Securities Corp.	1,870,360	883,323
Quanta Computer, Inc.	8,158,990	17,164,624
Realtek Semiconductor Corp.	699,430	1,024,463
Shih Wei Navigation Co., Ltd.	1,116,127	917,849
Shin Zu Shing Co., Ltd.	1,232,000	2,380,264
Silicon Integrated Systems Corp.	911,635	368,821
Siliconware Precision Industries Co.	6,260,000	5,602,761
Silitech Technology Corp.	1,576,940	3,572,710
Sincere Navigation Corp.	422,000	354,001
Sonix Technology Co., Ltd.	260,011	314,291
Syncmold Enterprise Corp.	337,000	360,606
Taiwan Cement Corp.	5,751,364	6,648,097
Taiwan Cogeneration Corp.	1,784,510	1,119,776
Taiwan Mobile Co., Ltd.	7,572,000	23,607,015
Taiwan Navigation Co., Ltd.	458,000	475,713
Taiwan Secom Co., Ltd.	1,211,635	2,176,853
Taiwan Semiconductor Manufacturing Co., Ltd.	34,353,000	85,998,791
Ton Yi Industrial Corp.	5,002,767	2,313,113
Tsann Kuen Enterprise Co., Ltd.	344,257	734,470
TSRC Corp.	1,541,644	3,782,957
U-Ming Marine Transport Corp.	2,222,000	3,291,281
Wistron Corp.	3,183,484	4,032,056
Young Fast Optoelectronics Co., Ltd.	337,241	692,770
Zinwell Corp.	132,000	143,426

Total Taiwan		462,429,379

Thailand—3.9%
Advanced Info Service PCL	7,612,990	33,902,539
Bangchak Petroleum PCL	4,914,041	2,943,752
Bangkok Expressway PCL	578,100	333,484
BEC World PCL	2,897,669	4,132,967
Delta Electronics Thai PCL	1,708,200	1,174,895
Dynasty Ceramic PCL	358,741	687,918
Electricity Generating PCL	418,700	1,277,333
Glow Energy PCL	2,742,700	4,955,116
Hana Microelectronics PCL	463,800	277,839
Kiatnakin Bank PCL	656,078	665,436
Land and Houses PCL	22,061,300	4,300,380
LPN Development PCL	2,319,400	940,993
Major Cineplex Group PCL	1,289,700	584,555
Maybank Kim Eng Securities Thailand PCL	5,256,196	2,498,984
MCOT PCL	1,247,100	1,057,367
Precious Shipping PCL	823,500	422,843

Investments	Shares	Value
Quality Houses PCL	13,771,700	$650,391
Ratchaburi Electricity Generating Holding PCL	3,072,296	4,284,660
STP & I PCL	3,103,347	2,827,931
Supalai PCL	7,881,330	3,572,203
Thai Plastic & Chemical PCL	2,276,400	2,128,488
Thai Tap Water Supply PCL	5,285,755	846,056
Thai Vegetable Oil PCL	1,361,342	746,473
Thanachart Capital PCL	811,600	688,124
Tisco Financial Group PCL	124,717	150,214
Tisco Financial Group PCL-Foreign	285,482	343,845
Total Access Communication PCL	3,124,600	6,883,033

Total Thailand		83,277,819

Turkey—3.6%
Arcelik A.S.	1,201,168	3,892,380
Bagfas Bandirma Gubre Fabrik	10,777	870,217
Cimsa Cimento Sanayi ve Ticaret A.S.	7,868	31,412
Eregli Demir ve Celik Fabrikalari TAS(a)	6,687,684	11,614,743
Ford Otomotiv Sanayi A.S.	1,210,004	9,802,531
Hurriyet Gazetecilik A.S.*(a)	657,340	243,640
Pinar SUT Mamulleri Sanayii A.S.	77,092	636,787
Tofas Turk Otomobil Fabrikasi A.S.	449,436	1,408,801
Tupras Turkiye Petrol Rafinerileri A.S.	521,919	11,054,093
Turk Telekomunikasyon A.S.	9,990,213	37,134,012
Turk Traktor ve Ziraat Makineleri A.S.	32,829	587,536

Total Turkey		77,276,152

TOTAL COMMON STOCKS
(Cost: $2,237,247,459)		2,138,510,491

RIGHTS—0.0%

Chile—0.0%
Quinenco S.A., expiring 1/18/12*
(Cost: $0)	355,994	—

TOTAL LONG-TERM INVESTMENTS
(Cost: $2,237,247,459)		2,138,510,491

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $1,088,340)	1,088,340	1,088,340

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.3%

MONEY MARKET FUND—2.3%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $48,916,402)(d)	48,916,402	48,916,402

TOTAL INVESTMENTS IN SECURITIES—102.0%
(Cost: $2,287,252,201)(e)		2,188,515,233
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(2.0)%		(43,827,649)

NET ASSETS—100.0%		$2,144,687,584

ADR—American Depositary Receipt

PCL— Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $56,850, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

62        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2011

(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(c)	Interest rate shown reflects yield as of December 31, 2011.
(d)	At December 31, 2011, the total market value of the
Fund’s securities on loan was $43,968,427 and the total market value of the collateral held by the Fund was $48,916,402.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

63        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.3%

Argentina—1.9%
Banco Macro S.A. ADR(a)	244,249	$4,762,855
BBVA Banco Frances S.A. ADR	852,940	4,153,818
Telecom Argentina S.A. ADR	272,294	4,868,617

Total Argentina		13,785,290

Brazil—5.9%
Aliansce Shopping Centers S.A.	238,513	1,822,174
BR Properties S.A.	181,664	1,801,787
Brookfield Incorporacoes S.A.	797,372	2,116,066
Cia de Saneamento de Minas Gerais-COPASA*	374,587	6,707,522
Equatorial Energia S.A.	484,923	3,293,915
Estacio Participacoes S.A.	140,235	1,352,541
Eternit S.A.	73,060	348,604
Even Construtora e Incorporadora S.A.	506,243	1,677,299
Fleury S.A.*	59,577	683,527
Gafisa S.A.	847,400	1,871,753
Helbor Empreendimentos S.A.	34,391	381,661
Iochpe-Maxion S.A.	121,048	1,638,634
JHSF Participacoes S.A.	1,740,321	5,112,966
JSL S.A.	85,472	427,990
Lojas Americanas S.A.	229,329	1,581,113
LPS Brasil Consultoria de Imoveis S.A.	47,682	664,647
Mills Estruturas e Servicos de Engenharia S.A.	15,071	143,014
Paranapanema S.A.	744,058	1,176,770
Positivo Informatica S.A.	102,900	318,865
Raia Drogasil S.A.	281,259	1,955,732
Rossi Residencial S.A.	419,676	1,799,977
Santos Brasil Participacoes S.A.	103,493	1,368,810
Sao Martinho S.A.	53,582	481,168
SLC Agricola S.A.	97,914	813,653
Tegma Gestao Logistica	122,160	1,679,884
TPI—Triunfo Participacoes e Investimentos S.A.	30,445	153,429
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	176,929	2,067,847

Total Brazil		43,441,348

Chile—2.9%
Cia General de Electricidad S.A.	205,432	984,745
Cia Sud Americana de Vapores S.A.	4,594,825	904,281
Empresas Iansa S.A.	8,359,791	599,323
Empresas La Polar S.A.	405,962	226,642
Forus S.A.	301,142	802,292
Inversiones Aguas Metropolitanas S.A.	2,977,627	4,574,350
Norte Grande S.A.	191,647,793	1,988,975
Parque Arauco S.A.	1,924,168	3,137,937
Sigdo Koppers S.A.	1,059,649	1,774,976
Socovesa S.A.	988,384	343,447
Sonda S.A.	1,336,344	3,212,422
Vina Concha y Toro S.A.	1,499,842	2,857,683

Total Chile		21,407,073

China—4.6%
Anhui Expressway Co. Class H	2,464,721	1,447,110
BBMG Corp. Class H	388,540	258,140
Beijing Capital Land Ltd. Class H	4,762,948	938,288
China Railway Construction Corp., Ltd. Class H	3,995,000	2,201,555
China Railway Group Ltd. Class H(a)	4,723,000	1,477,724
Chongqing Machinery & Electric Co., Ltd. Class H	3,155,305	520,020

Investments	Shares	Value
CSR Corp., Ltd. Class H	938,352	$536,436
Datang International Power Generation Co., Ltd. Class H	7,378,000	2,441,411
Dongfang Electric Corp., Ltd. Class H	219,000	648,546
First Tractor Co., Ltd. Class H	709,762	664,380
Great Wall Technology Co., Ltd. Class H	1,002,000	206,422
Guangshen Railway Co., Ltd. Class H(a)	7,963,964	2,819,883
Harbin Electric Co., Ltd. Class H	374,174	326,642
Huaneng Power International, Inc. Class H	5,530,000	2,940,656
Jiangsu Expressway Co., Ltd. Class H	1,821,062	1,676,486
Lingbao Gold Co., Ltd. Class H	498,000	181,462
Maanshan Iron & Steel Class H(a)	445,917	142,963
Metallurgical Corp. of China Ltd. Class H(a)	7,878,000	1,785,245
Shandong Chenming Paper Holdings Ltd. Class H(a)	499,500	244,393
Shanghai Electric Group Co., Ltd. Class H	6,266,000	2,896,369
Shanghai Prime Machinery Co., Ltd. Class H	7,926,000	1,214,423
Shenzhen Expressway Co., Ltd. Class H	1,349,970	570,121
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,926,941	1,309,553
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H(a)	2,350,000	538,588
Sinotrans Ltd. Class H	778,000	138,238
Tong Ren Tang Technologies Co., Ltd. Class H	338,944	370,951
Travelsky Technology Ltd. Class H	1,337,204	695,582
Weichai Power Co., Ltd. Class H(a)	151,798	746,618
Weiqiao Textile Co., Ltd. Class H(a)	3,207,500	1,606,517
Xiamen International Port Co., Ltd. Class H	6,568,000	972,523
Xinjiang Xinxin Mining Industry Co., Ltd. Class H(a)	594,054	160,625
ZTE Corp. Class H	343,684	1,077,525

Total China		33,755,395

Indonesia—1.9%
AKR Corporindo Tbk PT	4,829,841	1,611,279
Aneka Tambang Tbk PT	6,785,825	1,212,356
Bakrie Sumatera Plantations Tbk PT	10,717,500	336,861
Bank Bukopin Tbk PT	19,978,059	1,277,891
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	13,051,600	1,309,838
Bank Tabungan Negara Tbk PT	4,600,789	613,946
Global Mediacom Tbk PT	6,441,438	703,283
Holcim Indonesia Tbk PT	2,690,021	645,249
Medco Energi Internasional Tbk PT	2,509,000	671,004
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,079,010	1,508,439
Sampoerna Agro PT	3,049,181	1,000,420
Summarecon Agung Tbk PT	11,587,022	1,584,550
Timah Tbk PT	8,420,662	1,550,869

Total Indonesia		14,025,985

Israel—7.8%
Amot Investments Ltd.	389,003	941,441
British Israel Investments Ltd.	390,122	1,342,662
Clal Industries and Investments Ltd.	885,577	4,076,144
Clal Insurance Enterprise Holdings, Ltd.	29,856	441,076
Delek Automotive Systems Ltd.	478,772	2,888,596
Discount Investment Corp.	596,202	3,701,559
Elbit Systems Ltd.	54,922	2,247,870
First International Bank of Israel Ltd.*	228,868	2,030,857

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds 64

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2011

Investments	Shares	Value
Gazit-Globe Ltd.	470,747	$4,456,631
Harel Insurance Investments & Financial Services Ltd.	4,103	149,366
Ituran Location and Control Ltd.	39,487	540,297
Jerusalem Economy Ltd.	146,758	909,621
Migdal Insurance & Financial Holding Ltd.	2,575,784	3,492,086
Mizrahi Tefahot Bank Ltd.	615,047	4,846,385
Ormat Industries Ltd.	411,818	1,949,371
Osem Investments Ltd.	186,313	2,713,507
Partner Communications Co., Ltd.	916,160	8,064,844
Phoenix Holdings Ltd. (The)	602,276	1,551,466
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	23,007	708,185
Shikun & Binui Ltd.	2,065,256	3,370,303
Shufersal Ltd.	1,133,887	3,973,609
Strauss Group Ltd.	285,799	3,490,504

Total Israel		57,886,380

Malaysia—8.5%
Aeon Co. M Bhd	728,951	1,664,860
Affin Holdings Bhd	1,080,100	1,049,435
Alliance Financial Group Bhd	3,885,832	4,841,967
Batu Kawan Bhd	186,400	1,026,670
Berjaya Corp. Bhd	654,200	197,086
Berjaya Sports Toto Bhd	2,864,238	3,966,563
Boustead Holdings Bhd	2,383,119	4,345,245
Coastal Contracts Bhd	253,779	154,509
Dayang Enterprise Holdings Bhd	263,206	151,945
Dialog Group Bhd	2,502,281	2,076,025
DRB-Hicom Bhd	1,774,200	1,141,756
ECM Libra Financial Group Bhd	3,804,036	930,009
Fraser & Neave Holdings Bhd	64,700	371,464
Gamuda Bhd	2,759,483	2,950,993
Genting Plantations Bhd	477,500	1,295,426
HAP Seng Consolidated Bhd	948,519	475,756
Hartalega Holdings Bhd	265,596	489,300
IGB Corp. Bhd	3,195,171	2,479,533
IJM Land Bhd	1,432,554	1,039,392
KFC Holdings Malaysia Bhd	440,093	533,110
KNM Group Bhd	936,900	292,597
KPJ Healthcare Bhd	1,051,829	1,559,494
Kulim Malaysia Bhd	2,118,139	2,819,731
Lafarge Malayan Cement Bhd	1,859,700	4,106,593
Mah Sing Group Bhd	1,505,174	997,118
Malaysia Airports Holdings Bhd	1,414,400	2,587,861
Media Prima Bhd	1,328,600	1,089,703
Mudajaya Group Bhd	615,930	425,516
OSK Holdings Bhd	1,674,700	940,368
Parkson Holdings Bhd	2,061,278	3,680,389
Pharmaniaga Bhd†*	40,509	75,395
POS Malaysia Bhd	1,570,800	1,283,398
QSR Brands Bhd	261,294	535,776
SapuraCrest Petroleum Bhd	1,262,840	1,832,512
SP Setia Bhd	4,114,838	4,997,516
Sunway Bhd*	933,607	751,009
Supermax Corp. Bhd	848,239	1,024,844
TAN Chong Motor Holdings Bhd	89,100	114,678
Top Glove Corp. Bhd	373,100	588,486
Unisem M Bhd	1,589,600	546,582
Wah Seong Corp. Bhd	969,151	632,853
WCT Bhd	1,293,200	970,920

Total Malaysia		63,034,383

Mexico—1.8%
Alsea S.A.B de C.V.	704,415	714,240

Investments	Shares	Value
Bolsa Mexicana de Valores S.A.B de C.V.	1,414,861	$2,242,633
Grupo Aeroportuario del Centro Norte S.A.B de C.V.(a)	1,057,488	1,651,928
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	826,074	2,796,920
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	719,032	4,018,853
Grupo Herdez S.A.B de C.V.	549,032	979,224
TV Azteca S.A.B de C.V.	1,510,100	946,832

Total Mexico		13,350,630

Philippines—2.9%
Alliance Global Group, Inc.	1,148,353	270,755
Cebu Air, Inc.	1,338,390	1,977,601
First Philippine Holdings Corp.	904,180	1,267,976
International Container Terminal Services, Inc.	806,928	975,195
Jollibee Foods Corp.	523,623	1,079,961
Manila Water Co., Inc.	6,536,627	2,891,587
Megaworld Corp.	10,984,680	425,811
Metro Pacific Investments Corp.	15,922,973	1,328,881
Philex Mining Corp.	1,452,917	690,761
Philweb Corp.	912,774	319,695
Robinsons Land Corp.	1,902,600	490,238
Security Bank Corp.	554,537	1,232,234
Semirara Mining Corp.	508,320	2,566,231
Universal Robina Corp.	3,755,113	4,110,031
Vista Land & Lifescapes, Inc.	23,637,797	1,530,757

Total Philippines		21,157,714

Poland—0.5%
Agora S.A.	60,823	196,606
Asseco Poland S.A.	84,302	1,190,654
Bank Millennium S.A.	1,028,925	1,138,606
Eurocash S.A.	71,598	595,060
PBG S.A.	16,747	346,259
Polimex-Mostostal S.A.	1,213,829	586,775

Total Poland		4,053,960

Russia—0.1%
Novorossiysk Commercial Sea Port PJSC, Reg S GDR	87,090	652,304

South Africa—10.6%
Adcock Ingram Holdings Ltd.	168,418	1,288,158
Aeci Ltd.	262,935	2,691,425
African Oxygen Ltd.(a)	142,002	284,940
Allied Technologies Ltd.	195,423	1,295,010
Astral Foods Ltd.	148,499	2,317,595
Aveng Ltd.	978,571	3,999,906
AVI Ltd.	803,618	3,953,688
Barloworld Ltd.	252,439	2,349,164
Blue Label Telecoms Ltd.	2,850,041	2,008,662
Capitec Bank Holdings Ltd.	20,127	443,754
Cipla Medpro South Africa Ltd.	1,284,758	1,010,505
City Lodge Hotels Ltd.	88,103	835,917
Coronation Fund Managers Ltd.	1,378,523	3,875,997
Grindrod Ltd.	516,781	896,145
Group Five Ltd.	157,012	441,665
Investec Ltd.	622,983	3,400,657
JD Group Ltd.	113,946	684,517
JSE Ltd.	289,765	2,548,284
Lewis Group Ltd.	310,202	3,079,581
Life Healthcare Group Holdings Ltd.(a)	2,341,270	5,985,559
Mondi Ltd.	271,634	1,927,890
Mr. Price Group Ltd.	408,258	4,035,349

See Notes to Schedule of Investments.

65        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2011

Investments	Shares	Value
Nampak Ltd.	768,617	$2,156,362
Northam Platinum Ltd.	28,337	105,298
Pick’n Pay Holdings Ltd.	265,945	634,112
Pretoria Portland Cement Co., Ltd.	2,276,132	7,722,057
Reunert Ltd.	682,014	5,322,031
Santam Ltd.	201,627	3,554,084
Spar Group Ltd. (The)	326,420	4,390,461
Sun International Ltd.	40,794	424,443
Tongaat Hulett Ltd.	33,857	423,558
Vukile Property Fund Ltd.	2,116,925	3,841,374
Wilson Bayly Holmes-Ovcon Ltd.	45,764	596,269

Total South Africa		78,524,417

South Korea—9.4%
AUK Corp.*	191,460	531,002
Bukwang Pharmaceutical Co., Ltd.	97,705	1,217,072
Capro Corp.*	15,290	278,060
Cheil Worldwide, Inc.*	167,341	2,752,701
Chong Kun Dang Pharm Corp.*	20,137	328,625
CJ Corp.*	20,856	1,394,021
CJ O Shopping Co., Ltd.*	942	210,969
Daeduck Electronics Co.*	111,107	1,094,674
Daekyo Co., Ltd.	65,522	354,911
Daewoong Pharmaceutical Co., Ltd.*	345	8,685
Daishin Securities Co., Ltd.	275,279	2,521,001
Daou Technology, Inc.*	84,620	756,585
Daum Communications Corp.*	2,366	246,458
Dongkuk Steel Mill Co., Ltd.*	91,001	1,619,375
Green Cross Corp.*	6,146	778,920
Green Cross Holdings Corp.*	42,624	547,600
GS Home Shopping, Inc.*	1,544	155,472
Halla Climate Control Corp.*	165,700	3,135,642
Halla Engineering & Construction Corp.*	17,529	176,507
Hana Tour Service, Inc.	9,235	274,164
Handsome Co., Ltd.*	54,398	1,402,448
Hanjin Heavy Industries & Construction Holdings Co., Ltd.*	1,772	10,875
Hanjin Shipping Co., Ltd.*	121,642	1,198,469
Hanjin Shipping Holdings Co., Ltd.*	68,440	455,673
Hansol Paper Co., Ltd.*	221,470	1,643,723
Hanssem Co., Ltd.*	54,348	960,054
Hite Jinro Co., Ltd.*	14,383	314,004
Hotel Shilla Co., Ltd.*	40,888	1,366,483
Huchems Fine Chemical Corp.*	59,501	1,030,421
Hyosung Corp.*	20,441	951,074
Hyundai Development Co.*	38,808	565,950
Hyundai Elevator Co., Ltd.*	2,368	268,250
Hyundai Home Shopping Network Corp.*	3,666	423,245
Hyundai Marine & Fire Insurance Co., Ltd.	95,233	2,852,030
iMarketKorea, Inc.*	50,314	707,541
ISU Chemical Co., Ltd.*	25,398	546,762
Jeonbuk Bank*	154,779	650,287
KEPCO Engineering & Construction Co., Inc.*	22,885	1,839,541
KISCO Corp.*	4,710	93,014
Kolon Corp.*	19,230	318,831
Kolon Industries, Inc.*	9,934	545,853
Korea Gas Corp.*	47,648	1,724,758
Korea Investment Holdings Co., Ltd.	42,360	1,336,620
Korean Reinsurance Co.	166,384	2,166,458
KP Chemical Corp.*	87,303	1,072,341
LG Fashion Corp.*	34,471	1,208,879
LG Innotek Co., Ltd.*	12,015	707,133
LG International Corp.*	36,075	1,476,507
LIG Insurance Co., Ltd.	102,032	2,028,240

Investments	Shares	Value
Lock & Lock Co., Ltd.*	20,411	$679,481
LS Industrial Systems Co., Ltd.*	12,568	725,496
Meritz Fire & Marine Insurance Co., Ltd.	161,400	1,653,229
Mirae Asset Securities Co., Ltd.	68,525	1,876,705
OCI Materials Co., Ltd.*	3,246	224,008
Orion Corp.*	915	538,516
Partron Co., Ltd.	54,331	681,496
Poongsan Corp.*	29,918	680,427
S&T Dynamics Co., Ltd.*	14,230	201,962
S1 Corp.*	38,017	1,910,750
Samsung Fine Chemicals Co., Ltd.*	19,444	1,029,587
Samyang Holdings Corp.*	5,232	350,617
Seoul Semiconductor Co., Ltd.*	51,154	932,495
Silicon Works Co., Ltd.*	24,938	675,404
SK Chemicals Co., Ltd.*	16,106	896,176
SK Networks Co., Ltd.*	153,384	1,344,773
SKC Co., Ltd.*	30,553	1,010,477
STX Corp. Co., Ltd.*	11,580	116,102
STX Engine Co., Ltd.*	21,906	257,662
STX Offshore & Shipbuilding Co., Ltd.*	58,068	564,550
STX Pan Ocean Co., Ltd.*	33,960	179,233
Sungwoo Hitech Co., Ltd.*	63,620	764,876
Taeyoung Engineering & Construction Co., Ltd.*	72,494	346,108
Tong Yang Life Insurance	67,362	853,720
Woongjin Thinkbig Co., Ltd.*	23,530	324,763
Woori Investment & Securities Co., Ltd.	136,737	1,258,170
Youngone Corp.*	55,058	1,326,267

Total South Korea		69,650,958

Taiwan—24.9%
Ability Enterprise Co., Ltd.	3,217,162	2,762,516
AcBel Polytech, Inc.	328,119	178,261
Accton Technology Corp.	1,756,228	797,521
ACES Electronic Co., Ltd.	123,677	203,616
Advantech Co., Ltd.	1,193,620	3,303,456
ALI Corp.	968,000	957,482
Alpha Networks, Inc.	2,507,606	1,788,840
Altek Corp.	324,071	257,938
AmTRAN Technology Co., Ltd.	3,552,965	1,853,986
Apex Biotechnology Corp.	308,505	615,400
Asia Vital Components Co., Ltd.	1,253,936	807,548
ASROCK, Inc.	494,146	1,599,336
Aurora Corp.	532,000	819,637
AV Tech Corp.	315,036	936,399
Avermedia Technologies, Inc.	64,021	50,322
BES Engineering Corp.	670,987	175,952
Bright Led Electronics Corp.	476,000	363,929
Capital Securities Corp.	590,550	203,813
Cathay Real Estate Development Co., Ltd.	4,009,000	1,370,361
Champion Building Materials Co., Ltd.	352,002	145,897
Chang Wah Electromaterials, Inc.	101,058	195,581
Cheng Uei Precision Industry Co., Ltd.	952,242	1,861,776
Chicony Electronics Co., Ltd.	884,401	1,450,197
China Chemical & Pharmaceutical Co., Ltd.	907,312	510,904
China Electric Manufacturing Corp.	341,101	207,844
China Life Insurance Co., Ltd.	1,029,210	832,777
China Motor Corp.	526,000	477,724
China Steel Chemical Corp.	702,232	2,678,681
China Synthetic Rubber Corp.	706,544	665,032
Chinese Maritime Transport Ltd.	742,000	1,007,173
Chroma ATE, Inc.	534,160	1,047,891
Chun Yuan Steel	2,463,316	947,773

See Notes to Schedule of Investments.

66        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2011

Investments	Shares	Value
Chung Hsin Electric & Machinery Manufacturing Corp.	967,531	$490,492
Clevo Co.	366,000	578,995
Compal Communications, Inc.	960,231	1,442,931
Coxon Precise Industrial Co., Ltd.	605,184	689,549
CSBC Corp.	1,109,797	850,335
CTCI Corp.	2,011,032	2,743,011
Cyberlink Corp.	3,201	6,681
CyberPower Systems, Inc.	64,611	109,894
CyberTAN Technology, Inc.	876,000	766,670
Darfon Electronics Corp.	640,059	333,992
Depo Auto Parts Industries Co., Ltd.	411,157	787,579
D-Link Corp.	1,424,163	961,859
Edison Opto Corp.	111,670	214,275
Elan Microelectronics Corp.	867,000	702,957
Elite Material Co., Ltd.	686,146	423,757
Elite Semiconductor Memory Technology, Inc.	91,282	73,860
Entire Technology Co., Ltd.	415,326	510,259
Eternal Chemical Co., Ltd.	2,755,629	2,143,237
Evergreen International Storage & Transport Corp.	1,906,671	891,027
Everlight Chemical Industrial Corp.	876,765	461,852
Everlight Electronics Co., Ltd.	339,970	591,711
Excelsior Medical Co., Ltd.	92,047	187,870
Far Eastern Department Stores Co., Ltd.	645,565	761,144
Far Eastern International Bank	1,883,615	699,847
Faraday Technology Corp.	76,998	73,364
Farglory Land Development Co., Ltd.	3,888,816	6,100,557
Feng Hsin Iron & Steel Co.	1,161,950	1,853,502
First Insurance Co., Ltd.	1,165,246	488,742
First Steamship Co., Ltd.	180,977	210,987
Flytech Technology Co., Ltd.	317,135	599,099
Forhouse Corp.	996,000	539,463
Formosa Advanced Technologies Co., Ltd.	124,000	94,395
Formosa Epitaxy, Inc.	629,148	378,166
Formosa International Hotels Corp.	50,437	652,971
Formosan Rubber Group, Inc.	806,080	480,523
Fortune Electric Co., Ltd.	520,000	222,398
Gemtek Technology Corp.	22,267	15,002
GeoVision, Inc.	116,260	414,679
Getac Technology Corp.	773,000	361,239
Giant Manufacturing Co., Ltd.	215,464	832,567
Gigabyte Technology Co., Ltd.	3,766,221	2,636,939
Global Brands Manufacture Ltd.	2,229,234	931,332
Global Mixed Mode Technology, Inc.	3,000	6,955
Global Unichip Corp.	54,927	180,496
Goldsun Development & Construction Co., Ltd.	2,299,644	793,662
Grand Pacific Petrochemical	197,241	84,684
Grape King Industrial Co.	530,273	646,226
Great China Metal Industry	519,694	518,338
Great Wall Enterprise Co., Ltd.	1,046,257	964,053
Greatek Electronics, Inc.	3,504,436	2,777,716
Green Energy Technology, Inc.	310,577	349,770
Hey Song Corp.	639,264	532,034
Holtek Semiconductor, Inc.	345,482	302,364
Holy Stone Enterprise Co., Ltd.	1,704,636	1,460,924
Hotai Motor Co., Ltd.	1,101,567	5,293,372
HUA ENG Wire & Cable Co., Ltd.	2,246,000	539,265
Huaku Development Co., Ltd.	1,366,560	2,766,608
Huang Hsiang Construction Co.	152,734	231,530
Hung Poo Real Estate Development Corp.	3,174,745	2,096,995

Investments	Shares	Value
Infortrend Technology, Inc.	1,118,000	$875,082
Inventec Corp.	6,481,501	2,376,058
ITE Technology, Inc.	3,000	2,328
ITEQ Corp.	305,498	273,928
Jentech Precision Industrial Co., Ltd.	79,615	177,746
KEE TAI Properties Co., Ltd.	900,360	371,693
Kenda Rubber Industrial Co., Ltd.	1,050,960	1,048,218
Kindom Construction Co., Ltd.	1,606,045	769,102
King Slide Works Co., Ltd.	31,518	149,892
Kinsus Interconnect Technology Corp.	514,368	1,365,804
L&K Engineering Co., Ltd.	287,000	251,655
LCY Chemical Corp.	1,163,565	1,675,466
Lealea Enterprise Co., Ltd.	2,538,331	809,811
Lien Hwa Industrial Corp.	448,328	259,855
Lingsen Precision Industries Ltd.	309,518	133,911
LITE-ON IT Corp.	2,216,054	1,822,377
Lotes Co., Ltd.	175,987	426,614
Macronix International	9,707,722	3,879,370
Makalot Industrial Co., Ltd.	1,091,128	2,526,110
Mercuries & Associates Ltd.	397,576	378,156
Merida Industry Co., Ltd.	970,555	2,025,796
Merry Electronics Co., Ltd.	213,203	235,179
Micro-Star International Co., Ltd.	108,396	46,181
MIN AIK Technology Co., Ltd.	158,819	284,289
Mitac International Corp.	617,000	188,285
Nan Ya Printed Circuit Board Corp.	1,466,000	2,977,608
Nantex Industry Co., Ltd.	201,488	155,380
National Petroleum Co., Ltd.	1,531,250	1,567,712
Neo Solar Power Corp.	1,465,658	922,117
Nien Hsing Textile Co., Ltd.	2,388,954	1,581,906
Novatek Microelectronics Corp.	1,324,417	3,319,900
Nuvoton Technology Corp.	838,529	582,946
Oriental Union Chemical Corp.	1,790,698	2,247,317
Orise Technology Co., Ltd.	102,161	94,303
Pan-International Industrial	495,820	383,176
Phihong Technology Co., Ltd.	584,363	682,230
Powertech Technology, Inc.	1,006,779	2,131,330
President Securities Corp.	1,950,540	921,190
Radiant Opto-Electronics Corp.	396,600	1,132,993
Radium Life Tech Co., Ltd.	2,363,835	1,647,245
Realtek Semiconductor Corp.	496,334	726,986
Richtek Technology Corp.	30,872	127,958
Ruentex Industries Ltd.	475,058	776,623
San Chih Semiconductor Co.	116,646	120,772
SDI Corp.	265,012	158,855
Senao International Co., Ltd.	283,240	868,083
Sesoda Corp.	126,437	133,206
Shih Wei Navigation Co., Ltd.	1,452,536	1,194,496
Shihlin Electric & Engineering Corp.	1,020,543	1,078,549
Shin Zu Shing Co., Ltd.	298,000	575,746
Shinkong Synthetic Fibers Corp.	1,901,347	504,866
Shiny Chemical Industrial Co., Ltd.	254,896	281,590
Sigurd Microelectronics Corp.	845,610	540,393
Silicon Integrated Systems Corp.	2,804,881	1,134,773
Silitech Technology Corp.	86,518	196,015
Sincere Navigation Corp.	874,000	733,168
Sitronix Technology Corp.	245,000	265,398
Sonix Technology Co., Ltd.	750,302	906,934
Springsoft, Inc.	117,000	128,867
Standard Foods Corp.	187,961	571,102
Star Comgistic Capital Co., Ltd.	798,436	497,061
Sunonwealth Electric Machine Industry Co., Ltd.	1,000,373	872,217
Syncmold Enterprise Corp.	930,680	995,873
Systex Corp.	1,132,875	1,189,783

See Notes to Schedule of Investments.

67        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2011

Investments	Shares	Value
Taiflex Scientific Co., Ltd.	93,666	$103,011
Tainan Enterprises Co., Ltd.	554,302	646,219
Tainan Spinning Co., Ltd.	2,792,950	940,853
Taiwan Acceptance Corp.	134,527	227,477
Taiwan Cogeneration Corp.	1,930,429	1,211,340
Taiwan Fire & Marine Insurance Co.	1,079,000	748,340
Taiwan Hon Chuan Enterprise Co., Ltd.	703,555	1,296,554
Taiwan Navigation Co., Ltd.	82,000	85,171
Taiwan PCB Techvest Co., Ltd.	1,440,290	1,105,939
Taiwan Secom Co., Ltd.	1,550,936	2,786,450
Taiwan Surface Mounting Technology Co., Ltd.	426,142	840,209
Teco Electric and Machinery Co., Ltd.	3,419,683	2,015,963
Thinking Electronic Industrial Co., Ltd.	451,126	391,843
Thye Ming Industrial Co., Ltd.	654,000	588,576
Ton Yi Industrial Corp.	3,727,538	1,723,489
Tong Hsing Electronic Industries Ltd.	116,695	282,112
Topco Scientific Co., Ltd.	162,120	228,625
Transcend Information, Inc.	1,369,000	3,580,858
Tripod Technology Corp.	422,631	1,018,926
Tsann Kuen Enterprise Co., Ltd.	833,894	1,779,106
TSRC Corp.	1,840,120	4,515,371
Tung Ho Steel Enterprise Corp.	2,418,559	2,124,696
TXC Corp.	548,549	628,642
U-Ming Marine Transport Corp.	4,065,681	6,022,187
United Integrated Services Co., Ltd.	365,031	308,020
Unity Opto Technology Co., Ltd.	621,131	514,891
Universal Cement Corp.	1,741,797	765,081
Wah Lee Industrial Corp.	592,152	704,035
Wei Chuan Food Corp.	514,194	547,665
Weikeng Industrial Co., Ltd.	1,133,228	754,138
Wistron NeWeb Corp.	306,385	500,877
WT Microelectronics Co., Ltd.	207,599	268,078
Yageo Corp.	899,432	232,886
Yeun Chyang Industrial Co., Ltd.	522,000	279,283
Yieh Phui Enterprise Co., Ltd.	1,261,941	415,104
Young Fast Optoelectronics Co., Ltd.	123,099	252,874
Young Optics, Inc.	107,420	230,599
YungShin Global Holding Corp.	378,015	508,115
Yungtay Engineering Co., Ltd.	561,994	846,360
Zinwell Corp.	202,000	219,485

Total Taiwan		184,449,285

Thailand—12.2%
Airports of Thailand PCL	248,400	354,295
Amata Corp. PCL	770,761	307,816
Asian Property Development PCL	4,725,628	742,920
Bangchak Petroleum PCL	1,844,768	1,105,107
Bangkok Dusit Medical Services PCL*	1,417,716	3,684,714
Bangkok Expressway PCL	3,226,075	1,861,000
Bangkok Life Assurance PCL	541,654	794,025
BEC World PCL	4,783,006	6,822,037
Berli Jucker PCL	1,526,244	1,414,981
Big C Supercenter PCL	559,139	2,126,678
Big C Supercenter PCL NVDR	118,945	452,406
Bumrungrad Hospital PCL	929,466	1,369,894
Central Pattana PCL	2,712,880	3,245,997
Delta Electronics Thai PCL	2,235,672	1,537,689
Dynasty Ceramic PCL	899,424	1,724,727
Electricity Generating PCL	1,211,491	3,695,912
Esso Thailand PCL	7,200,663	2,464,886
GFPT PCL	921,667	300,893
Glow Energy PCL	3,351,477	6,054,966
Hana Microelectronics PCL	1,606,100	962,133
Hemaraj Land and Development PCL	3,040,300	217,784
Jasmine International PCL	8,953,181	584,582

Investments	Shares	Value
Kiatnakin Bank PCL	3,753,010	$3,806,539
Land and Houses PCL NVDR	25,296,527	4,931,019
LPN Development PCL	2,893,102	1,173,747
Major Cineplex Group PCL	1,504,557	681,939
Maybank Kim Eng Securities Thailand PCL	3,081,974	1,465,281
MCOT PCL	2,087,010	1,769,493
Minor International PCL	1,915,395	679,950
Precious Shipping PCL	1,181,600	606,717
Pruksa Real Estate PCL	1,871,781	688,198
Quality Houses PCL	15,111,272	713,654
Ratchaburi Electricity Generating Holding PCL	4,414,193	6,156,085
Robinson Department Store PCL	172,148	231,895
Samart Corp. PCL	1,523,200	347,608
Sansiri PCL	38,592,584	1,492,328
Siam Makro PCL	363,296	2,752,068
Siamgas & Petrochemicals PCL	745,776	330,931
STP & I PCL	2,745,300	2,501,660
Supalai PCL	5,880,636	2,665,391
Thai Airways International PCL	3,249,271	2,059,760
Thai Plastic & Chemical PCL	1,373,000	1,283,788
Thai Tap Water Supply PCL	9,767,524	1,563,423
Thai Union Frozen Products PCL	1,090,276	2,021,589
Thai Vegetable Oil PCL	2,578,080	1,413,654
Thanachart Capital PCL	5,056,843	4,287,498
Tisco Financial Group PCL	1,364,407	1,643,343
Tisco Financial Group PCL NVDR	16,368	19,714
TPI Polene PCL	1,690,489	809,077

Total Thailand		89,921,791

Turkey—3.4%
Adana Cimento Sanayii TAS Class A	674,236	1,203,100
Akcansa Cimento A.S.(a)	220,968	802,626
Aksa Akrilik Kimya Sanayii(a)	493,590	1,155,177
Albaraka Turk Katilim Bankasi A.S.	520,660	432,827
Anadolu Cam Sanayii A.S.	1,032,316	1,443,034
Anadolu Hayat Emeklilik A.S.(a)	300,906	438,151
Anadolu Sigorta	4,102,237	1,715,963
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	475,402	2,064,120
Bagfas Bandirma Gubre Fabrik	2,903	234,410
Cimsa Cimento Sanayi ve Ticaret A.S.	128,420	512,701
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	538,180	512,932
Hurriyet Gazetecilik A.S.*	1,238,449	459,025
Koza Altin Isletmeleri A.S.	65,350	868,519
Pinar SUT Mamulleri Sanayii A.S.	43,363	358,182
Sekerbank TAS	2,701,761	1,287,507
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.(a)	663,338	491,726
Tekfen Holding A.S.(a)	186,314	526,801
Tofas Turk Otomobil Fabrikasi A.S.	1,220,145	3,824,663
Trakya Cam Sanayi A.S.	1,226,091	1,584,063
Turcas Petrol A.S.(a)	335,769	394,688
Turk Traktor ve Ziraat Makineleri A.S.(a)	114,898	2,056,313
Ulker Biskuvi Sanayi A.S.	648,703	1,854,811
Yazicilar Holding A.S. Class A	179,138	944,729

Total Turkey		25,166,068

TOTAL COMMON STOCKS
(Cost: $816,299,475)		734,262,981

EXCHANGE-TRADED FUNDS—0.6%

United States—0.6%
WisdomTree Emerging Markets Equity Income Fund(b)	546	27,994

See Notes to Schedule of Investments.

68        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2011

Investments	Shares	Value
WisdomTree India Earnings Fund(a)(b)	289,822	$4,521,223

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $6,434,790)		4,549,217

RIGHTS—0.0%

Chile—0.0%
Cia Sud Americana de Vapores S.A., expiring 1/17/12*	9,353,463	8,103
Sigdo Koppers S.A., expiring 1/19/12*	360,132	40,211

TOTAL RIGHTS
(Cost: $0)		48,314

WARRANTS—0.0%

Malaysia—0.0%
Kulim Malaysia Bhd, expiring 2/27/16*
(Cost: $0)	272,250	92,754

TOTAL LONG-TERM INVESTMENTS
(Cost: $822,734,265)		738,953,266

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $404,453)	404,453	404,453

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.7%

MONEY MARKET FUND—1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $12,871,281)(e)	12,871,281	12,871,281

TOTAL INVESTMENTS IN SECURITIES—101.7%

(Cost: $836,009,999)(f)		752,229,000
Liabilities in Excess of Foreign Currency and Other Assets—(1.7)%		(12,800,227)

NET ASSETS—100.0%		$739,428,773

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $75,395, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $12,102,731 and the total market value of the collateral held by the Fund was $12,871,281.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

69        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.9%

Jordan—1.7%
Arab Bank PLC	22,275	$246,627

Kuwait—27.1%
Agility	130,000	175,013
Ahli United Bank	50,000	141,806
Gulf Cable & Electrical Industries Co.	16,000	81,565
Kuwait Finance House	79,146	255,722
Kuwait Foods Americana	35,000	185,963
Kuwait Projects Co. Holdings KSC	87,008	95,270
Mobile Telecommunications Co. KSC	637,624	2,060,175
National Bank of Kuwait	162,517	653,452
National Mobile Telecommunication Co. KSC	47,500	330,820

Total Kuwait		3,979,786

Morocco—10.9%
Attijariwafa Bank	3,041	124,211
Douja Promotion Groupe Addoha S.A.	1,827	14,899
Maroc Telecom S.A.	92,688	1,466,338

Total Morocco		1,605,448

Oman—5.8%
Oman Telecommunications Co. SAOG	183,672	624,485
Omani Qatari Telecommunications Co. SAOG	130,126	219,693

Total Oman		844,178

Qatar—35.4%
Al Khaliji	31,437	148,232
Al-Khalij Holding Co.	21,820	91,860
Commercial Bank of Qatar QSC (The)	26,738	616,794
Doha Bank QSC	23,280	409,801
Gulf International Services OSC	15,029	98,435
Industries Qatar QSC	31,682	1,157,167
Qatar Electricity & Water Co.	7,673	294,159
Qatar Gas Transport Co. Nakilat	39,239	188,684
Qatar Insurance Co.	8,688	185,145
Qatar International Islamic Bank	17,593	260,895
Qatar Islamic Bank	17,639	408,351
Qatar National Bank SAQ	18,376	767,054
Qatar Telecom Q-Tel QSC	14,909	576,478

Total Qatar		5,203,055

United Arab Emirates—19.0%
Air Arabia PJSC	1,462,725	233,364
Aramex PJSC	219,220	107,430
DP World Ltd.	24,535	237,744
Dubai Investments PJSC	1,321,191	217,618
Dubai Islamic Bank PJSC	638,180	337,068
Emaar Properties PJSC	468,171	327,575
First Gulf Bank PJSC	110,583	465,147
National Bank of Abu Dhabi PJSC	181,475	541,008
Union National Bank PJSC	311,669	245,225
Waha Capital PJSC	574,239	76,606

Total United Arab Emirates		2,788,785

TOTAL INVESTMENTS IN SECURITIES—99.9%

(Cost: $14,151,872)(a)		14,667,879
Foreign Currency and Other Assets in Excess of Liabilities—0.1%		17,333

NET ASSETS—100.0%		$14,685,212

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds        70

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—100.1%

Australia—12.6%
Adelaide Brighton Ltd.	2,398	$7,105
AGL Energy Ltd.	1,420	20,861
Alumina Ltd.	4,535	5,184
Amalgamated Holdings Ltd.	1,295	7,501
Amcor Ltd.	3,170	23,432
AMP Ltd.	6,763	28,219
APN News & Media Ltd.	6,284	4,574
Australia & New Zealand Banking Group Ltd.	8,943	188,227
Automotive Holdings Group	4,117	7,302
Bank of Queensland Ltd.(a)	1,252	9,383
Bendigo and Adelaide Bank Ltd.	1,637	13,476
BHP Billiton Ltd.	4,735	167,086
BlueScope Steel Ltd.	7,188	2,984
Boral Ltd.	1,566	5,780
Bradken Ltd.	808	5,914
Brambles Ltd.	3,149	23,115
BT Investment Management Ltd.(a)	3,526	6,525
Cabcharge Australia Ltd.	1,450	6,660
Caltex Australia Ltd.	836	10,088
Campbell Brothers Ltd.	184	9,241
Challenger Infrastructure Fund Class A(b)	8,516	9,778
Coca-Cola Amatil Ltd.	1,978	23,341
Cochlear Ltd.	99	6,293
Commonwealth Bank of Australia	5,060	255,329
Computershare Ltd.	1,318	10,823
Consolidated Media Holdings Ltd.	5,092	13,573
Crown Ltd.	1,854	15,377
CSL Ltd.	879	28,837
CSR Ltd.(a)	9,768	19,628
David Jones Ltd.(a)	3,135	7,617
Envestra Ltd.	17,556	12,869
Fairfax Media Ltd.	5,958	4,398
Fleetwood Corp., Ltd.	717	8,813
Flight Centre Ltd.	316	5,222
Fortescue Metals Group Ltd.	1,202	5,262
Goodman Fielder Ltd.	11,146	4,971
GWA Group Ltd.	2,826	6,200
Harvey Norman Holdings Ltd.	4,283	8,057
Incitec Pivot Ltd.	2,493	7,949
Insurance Australia Group Ltd.	6,538	19,974
Invocare Ltd.	1,011	7,981
IOOF Holdings Ltd.	1,135	5,958
Iress Market Technology Ltd.	933	6,629
JB Hi-Fi Ltd.	545	6,308
Leighton Holdings Ltd.	1,119	21,843
Lend Lease Group(b)	2,382	17,485
Macquarie Group Ltd.	1,139	27,780
Metcash Ltd.	2,092	8,665
Monadelphous Group Ltd.	377	7,776
Myer Holdings Ltd.(a)	3,910	7,756
National Australia Bank Ltd.	7,039	168,575
New Hope Corp., Ltd.	1,951	11,061
Newcrest Mining Ltd.	443	13,443
OneSteel Ltd.	6,092	4,372
Orica Ltd.	755	18,762
Origin Energy Ltd.	1,580	21,608
OZ Minerals Ltd.	1,047	10,745
Perpetual Ltd.(a)	253	5,299
Platinum Asset Management Ltd.	4,643	16,755
QBE Insurance Group Ltd.	4,765	63,262
Ramsay Health Care Ltd.	426	8,420
Rio Tinto Ltd.	418	25,841
Salmat Ltd.(a)	2,321	5,711

Investments	Shares	Value
Santos Ltd.	1,048	$13,151
Seven West Media Ltd.	1,891	6,281
Sonic Healthcare Ltd.	1,142	13,206
Suncorp Group Ltd.	3,063	26,315
TABCORP Holdings Ltd.	7,168	20,062
Tatts Group Ltd.	4,080	10,206
Telstra Corp., Ltd.	64,673	220,788
Toll Holdings Ltd.	1,993	8,622
Transfield Services Ltd.	1,989	4,404
UGL Ltd.	594	7,247
Wesfarmers Ltd.	3,212	97,142
Westpac Banking Corp.	12,083	247,750
Woodside Petroleum Ltd.	996	31,266
Woolworths Ltd.	3,603	92,714
WorleyParsons Ltd.	416	10,948

Total Australia		2,329,105

Austria—0.4%
Andritz AG	102	8,488
Oesterreichische Post AG(a)	227	6,866
OMV AG	537	16,340
Raiffeisen Bank International AG(a)	157	4,089
Strabag SE	237	6,802
Telekom Austria AG	1,818	21,802
Verbund AG	260	6,999
Voestalpine AG	232	6,526

Total Austria		77,912

Belgium—1.3%
Ageas	3,842	5,985
Anheuser-Busch InBev N.V.	1,283	78,788
Belgacom S.A.	1,445	45,470
Cofinimmo	69	8,135
Delhaize Group S.A.	207	11,664
Elia System Operator S.A./N.V.	223	8,664
EVS Broadcast Equipment S.A.	107	5,485
Groupe Bruxelles Lambert S.A.	383	25,610
KBC Groep N.V.	422	5,331
Mobistar S.A.	145	7,622
NV Bekaert S.A.(a)	88	2,831
Solvay S.A.	103	8,512
UCB S.A.	223	9,411
Umicore S.A.	129	5,337

Total Belgium		228,845

Denmark—0.4%
Carlsberg A/S Class B	154	10,894
D/S Norden	370	8,692
FLSmidth & Co. A/S	110	6,484
H. Lundbeck A/S	456	8,602
Novo Nordisk A/S Class B	348	40,116
Pandora A/S	213	2,009

Total Denmark		76,797

Finland—1.3%
Elisa Oyj	593	12,417
Fortum Oyj	1,526	32,666
Kone Oyj Class B	241	12,545
Konecranes Oyj	171	3,228
Metso Oyj	317	11,790
Neste Oil Oyj	556	5,633
Nokia Oyj	15,168	74,272
Orion Oyj Class B	471	9,202
Pohjola Bank PLC Class A	862	8,404
Rautaruukki Oyj	385	3,556
Sampo Oyj Class A	1,079	26,851
Sanoma Oyj(a)	722	8,309

See Notes to Schedule of Investments.

71        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2011

Investments	Shares	Value
UPM-Kymmene Oyj	1,155	$12,760
Wartsila Oyj Abp	394	11,416
YIT Oyj	338	5,432

Total Finland		238,481

France—10.2%
Accor S.A.	504	12,814
Aeroports de Paris	219	15,068
Air Liquide S.A.	284	35,242
Alstom S.A.	351	10,676
Arkema S.A.	85	6,036
AXA S.A.	4,080	53,203
BNP Paribas S.A.	2,006	79,034
Bouygues S.A.	787	24,872
Bureau Veritas S.A.	125	9,136
Cap Gemini S.A.	249	7,805
Carrefour S.A.	952	21,769
Casino Guichard Perrachon S.A.	247	20,868
Christian Dior S.A.	152	18,076
Cie de Saint-Gobain	514	19,794
Cie Generale des Etablissements Michelin Class B	231	13,697
CNP Assurances	1,201	14,933
Danone	608	38,335
Edenred	377	9,308
EDF S.A.	3,218	78,536
Eiffage S.A.	154	3,739
Euler Hermes S.A.	118	7,008
Eutelsat Communications S.A.	266	10,411
France Telecom S.A.	10,261	161,642
GDF Suez	5,496	150,683
Hermes International	43	12,858
ICADE	150	11,837
Klepierre	397	11,359
Lafarge S.A.	521	18,369
Lagardere SCA	295	7,812
Legrand S.A.	379	12,226
L’Oreal S.A.	481	50,390
LVMH Moet Hennessy Louis Vuitton S.A.	376	53,399
M6-Metropole Television S.A.	462	6,912
Natixis	7,763	19,591
Neopost S.A.	143	9,664
Nexity S.A.	183	4,161
PagesJaunes Groupe(a)	1,335	4,861
Pernod-Ricard S.A.	242	22,512
Peugeot S.A.	336	5,282
PPR	175	25,137
Publicis Groupe S.A.	147	6,783
Rallye S.A.	85	2,384
Remy Cointreau S.A.	85	6,851
Rexel S.A.	383	6,563
Safran S.A.	318	9,579
Sanofi	2,501	184,249
Schneider Electric S.A.	622	32,847
SCOR SE	444	10,409
Societe Generale S.A.	1,380	30,822
Societe Immobiliere de Location pour l’Industrie et le Commerce	155	15,077
Societe Television Francaise 1	464	4,543
Sodexo	170	12,241
Suez Environnement Co.	909	10,503
Technip S.A.	171	16,121
Total S.A.	5,701	292,330
Vallourec S.A.	105	6,837
Veolia Environnement S.A.	1,143	12,566
Vinci S.A.	898	39,355

Investments	Shares	Value
Vivendi S.A.	4,027	$88,452

Total France		1,887,567

Germany—7.1%
Adidas AG	144	9,395
Aixtron SE N.A.(a)	518	6,624
Allianz SE	842	80,787
Axel Springer AG	210	9,052
BASF SE	1,384	96,821
Bayer AG	997	63,936
Bayerische Motoren Werke AG	485	32,588
Beiersdorf AG	391	22,242
Bilfinger Berger SE	110	9,407
Daimler AG	1,819	80,097
Deutsche Bank AG	613	23,423
Deutsche Boerse AG*	402	21,140
Deutsche Lufthansa AG	780	9,300
Deutsche Post AG	3,113	48,009
Deutsche Telekom AG	12,046	138,627
E.ON AG	6,555	141,851
Fielmann AG	177	16,875
Fraport AG Frankfurt Airport Services Worldwide	122	6,018
Fresenius Medical Care AG & Co. KGaA	272	18,538
Fresenius SE & Co. KGaA	100	9,279
Hannover Rueckversicherung AG	325	16,169
Henkel AG & Co. KGaA	341	16,556
Hochtief AG	121	7,021
Infineon Technologies AG	823	6,214
K+S AG	151	6,845
Linde AG	142	21,190
MAN SE	187	16,677
Merck KGaA	159	15,900
Metro AG	410	15,009
Muenchener Rueckversicherungs AG	479	58,936
RWE AG	1,909	67,282
SAP AG	759	40,249
Siemens AG	1,137	109,135
SMA Solar Technology AG(a)	68	3,810
Suedzucker AG	259	8,288
ThyssenKrupp AG	338	7,777
United Internet AG Registered Shares	374	6,700
Volkswagen AG	230	30,947
Wacker Chemie AG	51	4,115

Total Germany		1,302,829

Hong Kong—4.9%
Bank of East Asia Ltd.(a)	3,152	11,932
BOC Hong Kong Holdings Ltd.	18,476	43,772
Cathay Pacific Airways Ltd.	10,000	17,150
Cheung Kong Holdings Ltd.	2,419	28,779
China Merchants Holdings International Co., Ltd.	4,000	11,614
China Mobile Ltd.	35,000	342,042
China Overseas Land & Investment Ltd.	6,000	10,028
China Resources Enterprise Ltd.	2,000	6,863
China Resources Power Holdings Co., Ltd.	4,000	7,715
China Unicom Hong Kong Ltd.	6,318	13,292
Citic Pacific Ltd.	4,770	8,598
CLP Holdings Ltd.	4,034	34,307
CNOOC Ltd.	47,207	82,542
Fosun International Ltd.	12,266	6,412
Guangdong Investment Ltd.(a)	12,670	7,684
Hang Lung Properties Ltd.	4,000	11,382
Hang Seng Bank Ltd.	3,349	39,736
Henderson Land Development Co., Ltd.	2,000	9,940

See Notes to Schedule of Investments.

72        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2011

Investments	Shares	Value
Hong Kong & China Gas Co., Ltd.	6,288	$14,573
Hong Kong Exchanges and Clearing Ltd.	1,454	23,233
Hutchison Whampoa Ltd.	4,164	34,876
Lenovo Group Ltd.	10,000	6,670
MTR Corp.	5,501	17,814
New World Development Co., Ltd.	6,706	5,405
PCCW Ltd.	18,000	6,188
Power Assets Holdings Ltd.	3,459	25,586
Shanghai Industrial Holdings Ltd.	2,000	5,549
Shougang Fushan Resources Group Ltd.	11,263	3,814
Sino Land Co., Ltd.	7,581	10,796
SJM Holdings Ltd.	5,000	8,163
Sun Hung Kai Properties Ltd.	2,525	31,649
Television Broadcasts Ltd.	1,000	6,064
Wharf Holdings Ltd.	2,463	11,131

Total Hong Kong		905,299

Ireland—0.2%
CRH PLC	1,445	28,813
DCC PLC	387	9,184
Kerry Group PLC Class A	94	3,451

Total Ireland		41,448

Italy—3.6%
A2A SpA	7,716	7,277
ACEA SpA	2,036	12,919
Assicurazioni Generali SpA(a)	2,236	33,758
Atlantia SpA	1,309	21,020
Banca Carige SpA(a)	4,144	7,962
Banca Monte dei Paschi di Siena SpA	11,636	3,805
Credito Emiliano SpA	1,084	3,870
Enel Green Power SpA	5,389	11,291
Enel SpA	22,323	91,109
ENI SpA	10,424	216,646
ERG SpA	991	11,295
Exor SpA	208	4,199
Fiat SpA(a)	1,039	4,788
Intesa Sanpaolo SpA	23,506	39,486
Intesa Sanpaolo SpA RSP	3,625	4,534
Iren SpA	4,924	4,650
Luxottica Group SpA	730	20,564
Mediaset SpA	7,852	21,793
Mediobanca SpA	802	4,629
Parmalat SpA	1,719	2,968
Pirelli & C SpA	944	7,972
Saipem SpA	376	16,034
Snam Rete Gas SpA	9,650	42,667
Telecom Italia SpA	31,684	34,179
Telecom Italia SpA RSP	21,701	19,494
Terna Rete Elettrica Nazionale SpA	4,870	16,462

Total Italy		665,371

Japan—14.6%
Aeon Co., Ltd.	1,151	15,812
Aisin Seiki Co., Ltd.	300	8,555
Ajinomoto Co., Inc.	363	4,359
Asahi Glass Co., Ltd.	1,000	8,396
Asahi Group Holdings Ltd.	600	13,179
Asahi Kasei Corp.	1,773	10,692
Astellas Pharma, Inc.	1,179	47,963
Bank of Yokohama Ltd. (The)	4,000	18,924
Bridgestone Corp.	549	12,451
Brother Industries Ltd.	500	6,141
Canon, Inc.	1,700	75,344
Century Tokyo Leasing Corp.	500	9,455
Chiba Bank Ltd. (The)	2,000	12,893

Investments	Shares	Value
Chiyoda Co., Ltd.	519	$9,228
Chubu Electric Power Co., Inc.	1,500	28,015
Chugai Pharmaceutical Co., Ltd.	646	10,655
Chugoku Electric Power Co., Inc. (The)	835	14,640
Coca-Cola West Co., Ltd.	391	6,784
Cosmo Oil Co., Ltd.	3,000	8,383
Dai Nippon Printing Co., Ltd.	1,386	13,330
Daihatsu Motor Co., Ltd.	1,000	17,858
Dai-ichi Life Insurance Co., Ltd. (The)	6	5,903
Daiichi Sankyo Co., Ltd.	1,170	23,205
Daikin Industries Ltd.	200	5,480
Daio Paper Corp.	1,000	6,980
Daito Trust Construction Co., Ltd.	194	16,642
Daiwa House Industry Co., Ltd.	612	7,302
Daiwa Securities Group, Inc.	1,850	5,771
Denso Corp.	576	15,916
East Japan Railway Co.	400	25,474
Eisai Co., Ltd.	655	27,114
Electric Power Development Co., Ltd.	400	10,642
FamilyMart Co., Ltd.	200	8,084
FANUC Corp.	200	30,621
Fast Retailing Co., Ltd.	89	16,195
Fuji Heavy Industries Ltd.	1,000	6,044
FUJIFILM Holdings Corp.	398	9,430
Fujikura Kasei Co., Ltd.	1,900	9,112
Fujitsu Ltd.	3,000	15,597
Fukuoka Financial Group, Inc.	2,000	8,396
Hankyu Hanshin Holdings, Inc.	2,000	8,422
Hirose Electric Co., Ltd.	100	8,773
Hitachi Capital Corp.	600	8,321
Hitachi Ltd.	2,000	10,502
Hokkaido Electric Power Co., Inc.	600	8,547
Hokuriku Electric Power Co.	500	9,339
Honda Motor Co., Ltd.	1,300	39,673
Hoya Corp.	788	16,981
Ibiden Co., Ltd.	200	3,956
Inpex Corp.	2	12,607
ITOCHU Corp.	1,400	14,229
Itochu Techno-Solutions Corp.	200	8,981
Japan Tobacco, Inc.	8	37,640
JFE Holdings, Inc.	600	10,871
JS Group Corp.	397	7,611
JX Holdings, Inc.	3,000	18,131
Kajima Corp.	2,479	7,604
Kansai Electric Power Co., Inc. (The)	1,600	24,559
Kao Corp.	704	19,242
Kawasaki Heavy Industries Ltd.	2,000	4,991
Kawasaki Kisen Kaisha Ltd.	2,000	3,613
KDDI Corp.	4	25,734
Keisei Electric Railway Co., Ltd.	1,000	7,356
Kintetsu Corp.	1,000	3,912
Kirin Holdings Co., Ltd.	1,000	12,165
Kobe Steel Ltd.	5,000	7,733
Komatsu Ltd.	500	11,691
Konami Corp.	310	9,287
Konica Minolta Holdings, Inc.	1,000	7,460
Kubota Corp.	1,000	8,383
Kuraray Co., Ltd.	500	7,116
Kyocera Corp.	161	12,953
Kyowa Hakko Kirin Co., Ltd.	1,000	12,243
Kyushu Electric Power Co., Inc.	1,100	15,755
Lawson, Inc.	234	14,614
Lion Corp.	2,000	11,827
Makita Corp.	200	6,475
Marubeni Corp.	2,000	12,191

See Notes to Schedule of Investments.

73        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2011

Investments	Shares	Value
Marui Group Co., Ltd.	900	$7,019
Maruichi Steel Tube Ltd.	278	6,204
MEIJI Holdings Co., Ltd.	183	7,599
Mikuni Coca-Cola Bottling Co., Ltd.	1,800	15,979
Mitsubishi Chemical Holdings Corp.	1,609	8,867
Mitsubishi Corp.	2,200	44,463
Mitsubishi Electric Corp.	1,000	9,592
Mitsubishi Estate Co., Ltd.	1,000	14,947
Mitsubishi Heavy Industries Ltd.	2,000	8,526
Mitsubishi Tanabe Pharma Corp.	552	8,739
Mitsubishi UFJ Financial Group, Inc.	19,100	81,176
Mitsui & Co., Ltd.	2,700	42,006
Mitsui Chemicals, Inc.	2,000	6,109
Mitsui Fudosan Co., Ltd.	713	10,398
Mitsui O.S.K. Lines Ltd.	2,000	7,746
Mizuho Financial Group, Inc.	44,500	60,151
MS&AD Insurance Group Holdings	699	12,955
Murata Manufacturing Co., Ltd.	200	10,281
Nagoya Railroad Co., Ltd.	3,000	8,071
Namco Bandai Holdings, Inc.	800	11,396
NEC Mobiling Ltd.	262	8,786
Nidec Corp.	100	8,695
Nintendo Co., Ltd.	300	41,331
Nippon Express Co., Ltd.	1,961	7,646
Nippon Paper Group, Inc.	400	8,734
Nippon Sheet Glass Co., Ltd.	2,000	3,743
Nippon Steel Corp.	5,000	12,477
Nippon Telegraph & Telephone Corp.	1,883	96,304
Nippon Yusen K.K.	4,000	10,242
Nishi-Nippon Railroad Co., Ltd.	4,000	19,132
Nissan Motor Co., Ltd.	2,000	17,988
Nissin Foods Holdings Co., Ltd.	200	7,837
Nitto Denko Corp.	178	6,371
NKSJ Holdings, Inc.	750	14,719
Nomura Holdings, Inc.	3,400	10,296
Nomura Research Institute Ltd.	500	11,308
NTT DoCoMo, Inc.	64	117,702
Obayashi Corp.	1,000	4,445
OJI Paper Co., Ltd.	2,000	10,268
Olympus Corp.	400	5,261
Ono Pharmaceutical Co., Ltd.	400	22,459
Onoken Co., Ltd.	1,200	9,764
Oracle Corp.	362	11,984
Oriental Land Co., Ltd.	100	10,567
ORIX Corp.	90	7,440
Osaka Gas Co., Ltd.	3,000	11,853
Otsuka Holdings Co., Ltd.	400	11,250
Panasonic Corp.	1,097	9,325
Resona Holdings, Inc.	4,200	18,505
Ricoh Co., Ltd.	2,000	17,442
Rohm Co., Ltd.	200	9,332
Saibu Gas Co., Ltd.	4,000	10,554
Sankyo Co., Ltd.	179	9,062
Secom Co., Ltd.	340	15,688
Sega Sammy Holdings, Inc.	400	8,646
Sekisui House Ltd.	1,000	8,877
Seven & I Holdings Co., Ltd.	773	21,550
Sharp Corp.	1,000	8,747
Shikoku Electric Power Co., Inc.	500	14,336
Shin-Etsu Chemical Co., Ltd.	439	21,625
Shionogi & Co., Ltd.	500	6,427
Shiseido Co., Ltd.	663	12,193
Shizuoka Bank Ltd. (The)	1,000	10,541
Showa Denko K.K.	6,000	12,165
Showa Shell Sekiyu K.K.	743	5,012

Investments	Shares	Value
Sojitz Corp.	4,300	$6,651
Sumitomo Chemical Co., Ltd.	2,000	7,304
Sumitomo Corp.	1,600	21,669
Sumitomo Electric Industries Ltd.	751	8,180
Sumitomo Metal Industries Ltd.	7,538	13,716
Sumitomo Metal Mining Co., Ltd.	1,000	12,854
Sumitomo Mitsui Financial Group, Inc.	2,200	61,305
Sumitomo Mitsui Trust Holdings, Inc.	2,754	8,090
T&D Holdings, Inc.	700	6,523
Taisei Corp.	2,947	7,469
Takashimaya Co., Ltd.	1,000	7,239
Takeda Pharmaceutical Co., Ltd.	1,907	83,775
TDK Corp.	200	8,864
Tenma Corp.	1,100	9,836
Terumo Corp.	400	18,846
Tohoku Electric Power Co., Inc.	1,400	13,447
Tokio Marine Holdings, Inc.	990	21,939
Tokyo Electron Ltd.	200	10,177
Tokyu Corp.	2,000	9,852
TonenGeneral Sekiyu K.K.	1,271	13,893
Toppan Printing Co., Ltd.	1,707	12,557
Toray Industries, Inc.	1,000	7,161
Toshiba Corp.	2,000	8,188
Toyota Industries Corp.	700	19,060
Toyota Motor Corp.	2,000	66,675
Toyota Tsusho Corp.	500	8,845
Trend Micro, Inc.	273	8,165
USS Co., Ltd.	110	9,951
Yahoo! Japan Corp.	44	14,177

Total Japan		2,695,714

Netherlands—2.0%
Akzo Nobel N.V.	256	12,416
ASML Holding N.V.	303	12,774
Delta Lloyd N.V.	506	8,539
European Aeronautic Defence and Space Co. N.V.	358	11,223
Exact Holding N.V.	300	6,231
Fugro N.V. CVA	115	6,702
Heineken Holding N.V.	292	11,986
Heineken N.V.	412	19,131
Koninklijke Ahold N.V.	1,781	24,056
Koninklijke Boskalis Westminster N.V.	170	6,265
Koninklijke DSM N.V.	215	10,006
Koninklijke KPN N.V.	4,986	59,839
Koninklijke Philips Electronics N.V.	1,514	31,997
PostNL N.V.	1,339	4,276
Randstad Holding N.V.	276	8,191
Reed Elsevier N.V.	2,080	24,320
SBM Offshore N.V.	281	5,807
STMicroelectronics N.V.	1,381	8,265
Unilever N.V. CVA	2,580	88,989
Wolters Kluwer N.V.	489	8,478

Total Netherlands		369,491

New Zealand—0.3%
Contact Energy Ltd.*	2,571	10,570
Sky City Entertainment Group Ltd.	2,715	7,286
Telecom Corp. of New Zealand Ltd.	5,456	8,810
Vector Ltd.	2,320	4,470
Warehouse Group Ltd. (The)	6,467	15,135

Total New Zealand		46,271

Norway—1.9%
ABG Sundal Collier Holding ASA	14,850	9,182
Aker ASA Class A	398	10,337

See Notes to Schedule of Investments.

74        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2011

Investments	Shares	Value
Aker Solutions ASA	417	$4,399
DNB ASA	3,323	32,601
Fred Olsen Energy ASA	389	13,101
Gjensidige Forsikring ASA	1,466	17,023
Leroey Seafood Group ASA	307	4,321
Marine Harvest ASA	46,801	20,280
Norsk Hydro ASA	1,886	8,766
Orkla ASA	2,187	16,362
SpareBank 1 SMN	372	2,450
SpareBank 1 SR Bank ASA*	1,007	6,868
Statoil ASA	6,014	154,684
Telenor ASA	2,877	47,292
Yara International ASA	215	8,646

Total Norway		356,312

Portugal—0.5%
Banco Espirito Santo S.A.	3,436	6,022
Brisa Auto-Estradas de Portugal S.A.	1,967	6,498
Cimpor Cimentos de Portugal, SGPS, S.A.	1,364	9,415
EDP-Energias de Portugal S.A.	9,213	28,596
Galp Energia, SGPS, S.A. Class B	358	5,289
Mota-Engil, SGPS, S.A.	3,182	4,275
Portugal Telecom, SGPS, S.A.(a)	3,308	19,109
REN – Redes Energeticas Nacionais S.A.	2,446	6,700
Sonae	10,752	6,407
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	1,595	4,808

Total Portugal		97,119

Singapore—2.1%
Cityspring Infrastructure Trust	24,359	6,293
DBS Group Holdings Ltd.	2,793	24,814
Jardine Cycle & Carriage Ltd.	433	16,069
Keppel Corp., Ltd.	3,029	21,725
Keppel Land Ltd.	4,000	6,848
M1 Ltd.	5,000	9,640
Neptune Orient Lines Ltd.	5,000	4,338
Oversea-Chinese Banking Corp., Ltd.	4,575	27,627
Sakari Resources Ltd.	3,000	4,257
SembCorp Industries Ltd.	3,568	11,144
SembCorp Marine Ltd.	8,000	23,568
Singapore Airlines Ltd.	2,000	15,671
Singapore Exchange Ltd.	3,491	16,504
Singapore Post Ltd.	12,000	8,653
Singapore Press Holdings Ltd.	5,540	15,766
Singapore Technologies Engineering Ltd.	7,128	14,788
Singapore Telecommunications Ltd.	30,000	71,492
StarHub Ltd.	6,438	14,449
Transpac Industrial Holdings Ltd.	6,000	7,311
United Overseas Bank Ltd.	2,000	23,553
UOB-Kay Hian Holdings Ltd.	13,082	15,487
Venture Corp., Ltd.	1,458	6,972
Wilmar International Ltd.	3,019	11,642
Yangzijiang Shipbuilding Holdings Ltd.	6,000	4,211

Total Singapore		382,822

Spain—6.0%
Abertis Infraestructuras, S.A.	599	9,595
Acciona S.A.	102	8,836
Acerinox S.A.(a)	565	7,268
ACS Actividades de Construccion y Servicios, S.A.(a)	789	23,455
Antena 3 de Television S.A.	926	5,590
Banco Bilbao Vizcaya Argentaria S.A.	9,629	83,499
Banco de Sabadell S.A.(a)	2,761	10,516

Investments	Shares	Value
Banco Espanol de Credito S.A.(a)	2,009	$9,715
Banco Popular Espanol S.A.(a)	1,945	8,888
Banco Santander S.A.	26,455	201,591
Bankinter S.A.(a)	1,139	7,023
Bolsas y Mercados Espanoles S.A.(a)	318	8,586
CaixaBank(a)	9,510	46,851
Ebro Foods S.A.	303	5,644
Enagas S.A.	488	9,053
Endesa S.A.	2,107	43,353
Ferrovial S.A.	1,666	20,167
Fomento de Construcciones y Contratas S.A.(a)	466	12,123
Gas Natural SDG S.A.(a)	2,145	36,937
Iberdrola S.A.	12,453	78,227
Inditex S.A.	585	48,056
Indra Sistemas S.A.(a)	594	7,585
Mapfre S.A.(a)	6,261	19,953
Mediaset Espana Comunicacion S.A.	1,037	5,937
Obrascon Huarte Lain S.A.	168	4,227
Red Electrica Corp. S.A.	205	8,799
Repsol YPF S.A.	2,082	64,150
Telefonica S.A.	16,024	278,429
Zardoya Otis S.A.	1,573	21,645

Total Spain		1,095,698

Sweden—3.4%
Alfa Laval AB	494	9,397
Assa Abloy AB Class B	437	11,003
Atlas Copco AB Class A	1,379	29,771
Boliden AB	760	11,142
Castellum AB	696	8,660
Electrolux AB Series B	568	9,089
Hakon Invest AB	851	11,923
Hennes & Mauritz AB Class B	3,202	103,366
Kinnevik Investment AB Class B	337	6,592
Kungsleden AB	890	5,972
NCC AB Class B	370	6,531
Nordea Bank AB	7,235	56,199
Peab AB	1,254	6,274
Ratos AB Class B	1,250	14,724
Sandvik AB	1,458	17,961
Scania AB Class B	1,177	17,513
Securitas AB Class B	1,271	11,013
Skandinaviska Enskilda Banken AB Class A	2,849	16,661
Skanska AB Class B	1,265	21,036
SKF AB Class B	568	12,064
Svenska Cellulosa AB Class B	1,230	18,301
Svenska Handelsbanken AB Class A	1,419	37,466
Swedbank AB Class A	1,434	18,648
Swedish Match AB	427	15,217
Tele2 AB Class B	935	18,263
Telefonaktiebolaget LM Ericsson Class B	3,398	34,896
TeliaSonera AB	10,250	69,930
Volvo AB Class B	2,196	24,121

Total Sweden		623,733

Switzerland—7.1%
ABB Ltd.*	2,920	55,209
Actelion Ltd.*	173	5,966
Adecco S.A.*	221	9,300
Baloise Holding AG	96	6,612
Cie Financiere Richemont S.A. Class A	186	9,450
Credit Suisse Group AG*	1,978	46,684
GAM Holding AG*	450	4,909
Geberit AG*	62	12,001
Givaudan S.A.*	12	11,485

See Notes to Schedule of Investments.

75        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2011

Investments	Shares	Value
Holcim Ltd.*	336	$18,056
Kuehne + Nagel International AG	210	23,693
Lonza Group AG*	214	12,701
Nestle S.A.	4,741	273,782
Novartis AG	4,375	251,243
Roche Holding AG	339	60,397
Roche Holding AG — Genusschein	1,210	206,002
Schindler Holding AG	217	25,318
SGS S.A.	16	26,607
Sulzer AG	55	5,905
Swatch Group AG (The)	30	11,277
Swiss Re AG*	901	46,124
Swisscom AG	114	43,389
Syngenta AG*	97	28,526
Transocean Ltd.	188	7,292
Vontobel Holding AG	267	5,996
Zurich Financial Services AG*	438	99,535

Total Switzerland		1,307,459

United Kingdom—20.2%
Aberdeen Asset Management PLC	2,077	6,843
Admiral Group PLC	738	9,772
AMEC PLC	488	6,883
Amlin PLC	1,735	8,464
Anglo American PLC	801	29,615
Antofagasta PLC	2,984	56,345
Ashmore Group PLC	1,643	8,528
Associated British Foods PLC	1,345	23,139
AstraZeneca PLC	3,577	165,381
Atkins WS PLC	635	6,119
Aviva PLC	7,022	32,826
Babcock International Group PLC	753	8,607
BAE Systems PLC	8,151	36,115
Balfour Beatty PLC	1,877	7,724
Barclays PLC	11,341	31,029
Berendsen PLC	1,573	10,639
BG Group PLC	1,767	37,800
BHP Billiton PLC	2,405	70,174
BP PLC	16,685	119,408
British American Tobacco PLC	3,951	187,615
British Land Co. PLC	3,250	23,360
British Sky Broadcasting Group PLC	1,950	22,198
Britvic PLC	1,269	6,344
BT Group PLC	11,864	35,198
Bunzl PLC	684	9,397
Burberry Group PLC	559	10,295
Cable & Wireless Communications PLC	19,527	11,593
Cable & Wireless Worldwide PLC	11,972	3,023
Capita PLC	1,006	9,826
Carillion PLC	1,445	6,755
Carnival PLC	219	7,236
Centrica PLC	9,391	42,222
Close Brothers Group PLC	1,298	12,497
Compass Group PLC	2,420	22,979
Daily Mail & General Trust PLC Class A	1,050	6,524
Diageo PLC	3,554	77,685
Drax Group PLC	1,298	10,994
Electrocomponents PLC	3,273	9,573
Eurasian Natural Resources Corp. PLC	1,925	19,012
Firstgroup PLC	2,211	11,614
Fresnillo PLC	770	18,273
G4S PLC	2,813	11,882
GKN PLC	2,619	7,448
GlaxoSmithKline PLC	12,257	280,300
Go-Ahead Group PLC	315	6,761
Greene King PLC	1,122	8,495

Investments	Shares	Value
Hammerson PLC	1,071	$5,992
Hays PLC	7,761	7,731
Home Retail Group PLC	4,403	5,707
HSBC Holdings PLC	30,470	232,529
ICAP PLC	1,172	6,318
IMI PLC	524	6,189
Imperial Tobacco Group PLC	1,952	73,868
Inmarsat PLC	1,719	10,812
Intercontinental Hotels Group PLC	407	7,318
International Power PLC	5,434	28,476
Interserve PLC	1,819	9,066
Investec PLC(a)	893	4,705
J. Sainsbury PLC	3,911	18,411
Johnson Matthey PLC	239	6,819
Kingfisher PLC	3,501	13,640
Ladbrokes PLC	3,468	7,007
Legal & General Group PLC	10,665	17,039
Logica PLC	4,527	4,341
Man Group PLC	9,667	18,885
Marks & Spencer Group PLC	4,354	21,044
Marston’s PLC	4,936	7,038
Meggitt PLC	1,316	7,215
Melrose PLC	1,123	5,934
Mondi PLC	738	5,219
National Grid PLC	7,695	74,743
Next PLC	262	11,144
Old Mutual PLC	7,367	15,513
Pearson PLC	1,204	22,641
Pennon Group PLC	381	4,228
Premier Farnell PLC	1,725	4,825
Provident Financial PLC	838	12,255
Prudential PLC	3,532	35,048
Reckitt Benckiser Group PLC	1,216	60,095
Reed Elsevier PLC	2,663	21,479
Rexam PLC	1,470	8,060
Rio Tinto PLC	1,128	54,782
Royal Dutch Shell PLC Class A	6,726	247,838
Royal Dutch Shell PLC Class B	5,930	226,156
RSA Insurance Group PLC	13,155	21,507
SABMiller PLC	1,471	51,814
Sage Group PLC (The)	3,189	14,581
Segro PLC	1,790	5,800
Severn Trent PLC	388	9,021
Smiths Group PLC	629	8,944
SSE PLC	2,059	41,311
Standard Chartered PLC	3,030	66,349
Standard Life PLC	7,874	25,245
Tate & Lyle PLC	1,110	12,153
TESCO PLC	12,688	79,554
TUI Travel PLC(a)	3,019	7,779
Unilever PLC	2,172	73,012
United Utilities Group PLC	1,283	12,083
Vedanta Resources PLC	246	3,880
Vodafone Group PLC	127,358	354,092
Weir Group PLC (The)	185	5,842
Whitbread PLC	291	7,073
William Hill PLC	2,011	6,338
WM Morrison Supermarkets PLC	3,793	19,229
Xstrata PLC	1,077	16,369

Total United Kingdom		3,726,596

TOTAL COMMON STOCKS
(Cost: $19,327,593)		18,454,869

See Notes to Schedule of Investments.

76        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

December 31, 2011

Investments	Shares	Value
SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $2,030)	2,030	$2,030

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.9%
MONEY MARKET FUND—1.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $354,834)(e)	354,834	354,834

TOTAL INVESTMENTS IN SECURITIES—102.0%

(Cost: $19,684,457)(f)		18,811,733
Liabilities in Excess of Other Assets— (2.0)%		(374,526)

NET ASSETS—100.0%		$18,437,207

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $333,229 and the total market value of the collateral held by the Fund was $354,834.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

77        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.7%

Australia—13.1%
Amcor Ltd.	8,301	$61,359
AMP Ltd.	18,594	77,585
Australia & New Zealand Banking Group Ltd.	21,517	452,876
BHP Billiton Ltd.	9,763	344,511
Coca-Cola Amatil Ltd.	5,042	59,496
Commonwealth Bank of Australia	12,154	613,295
CSL Ltd.	1,753	57,510
Leighton Holdings Ltd.	2,842	55,475
Macquarie Group Ltd.	2,602	63,462
National Australia Bank Ltd.	17,816	426,670
Origin Energy Ltd.	3,265	44,653
QBE Insurance Group Ltd.	10,530	139,800
Rio Tinto Ltd.	891	55,081
Suncorp Group Ltd.	6,093	52,346
Telstra Corp., Ltd.	149,958	511,944
Wesfarmers Ltd.	6,390	193,255
Westpac Banking Corp.	27,304	559,841
Woodside Petroleum Ltd.	2,559	80,331
Woolworths Ltd.	7,295	187,719

Total Australia		4,037,209

Brazil—12.3%
AES Tiete S.A.	4,200	53,230
Banco Bradesco S.A.	12,101	164,072
Banco do Brasil S.A.	30,200	383,723
Banco Santander Brasil S.A.	39,000	312,795
BM&F Bovespa S.A.	17,400	91,419
CCR S.A.	16,000	104,822
Cia de Bebidas das Americas	13,100	383,466
Cia de Saneamento Basico do Estado de Sao Paulo*	1,700	47,420
Cia Energetica de Minas Gerais	5,200	76,108
Cia Siderurgica Nacional S.A.	17,400	139,741
Cielo S.A.	8,100	209,312
CPFL Energia S.A.	11,600	161,819
Itau Unibanco Holding S.A.	13,900	201,281
Light S.A.	5,300	81,834
Natura Cosmeticos S.A.	3,700	71,927
Petroleo Brasileiro S.A.	47,000	579,547
Redecard S.A.	11,200	175,273
Souza Cruz S.A.	15,500	190,379
Tractebel Energia S.A.	800	12,850
Vale S.A.	16,400	346,860

Total Brazil		3,787,878

Canada—12.8%
Bank of Montreal	5,000	274,392
Bank of Nova Scotia(a)	7,000	349,433
BCE, Inc.(a)	7,300	304,474
Canadian Imperial Bank of Commerce	3,400	246,389
Canadian Oil Sands Ltd.	4,583	104,645
Cenovus Energy, Inc.(a)	3,116	103,525
Crescent Point Energy Corp.(a)	2,900	127,876
Enbridge, Inc.	4,300	160,851
Encana Corp.(a)	3,400	63,075
Great-West Lifeco, Inc.(a)	9,100	182,313
Husky Energy, Inc.(a)	7,100	171,181
Manulife Financial Corp.	10,100	107,621
Power Financial Corp.	6,600	165,543
Rogers Communications, Inc. Class B(a)	4,000	154,186
Royal Bank of Canada(a)	10,000	510,484
Sun Life Financial, Inc.(a)	5,200	96,519
Suncor Energy, Inc.	2,749	79,318

Investments	Shares	Value
Thomson Reuters Corp.(a)	5,200	$139,058
Toronto-Dominion Bank (The)	5,000	374,613
TransCanada Corp.	5,100	223,033

Total Canada		3,938,529

Chile—12.0%
AES Gener S.A.	331,730	176,718
Aguas Andinas S.A. Class A	352,014	201,945
Antarchile S.A.	4,491	66,312
Banco de Chile	3,028,260	411,521
Banco de Credito e Inversiones	993	55,034
Banco Santander Chile	5,838,610	420,488
CAP S.A.	2,013	73,572
Cencosud S.A.	18,356	106,270
Cia Cervecerias Unidas S.A.	8,489	111,118
Cia General de Electricidad S.A.	18,952	90,847
Corpbanca	13,396,802	172,537
Empresa Nacional de Electricidad S.A.	242,908	358,234
Empresas CMPC S.A.	42,900	157,494
Empresas COPEC S.A.	18,088	241,626
Enersis S.A.	951,225	334,417
ENTEL Chile S.A.	11,789	220,581
Lan Airlines S.A.	5,875	137,881
Quinenco S.A.	75,527	181,747
SACI Falabella	23,494	182,683

Total Chile		3,701,025

New Zealand—13.0%
Air New Zealand Ltd.	282,563	198,385
Auckland International Airport Ltd.	193,709	380,803
Contact Energy Ltd.*	69,709	286,583
Fisher & Paykel Healthcare Corp., Ltd.	84,686	166,480
Fletcher Building Ltd.	65,500	313,733
Freightways Ltd.	26,415	75,831
Infratil Ltd.	81,686	119,800
Kathmandu Holdings Ltd.(a)	38,050	51,102
Mainfreight Ltd.	7,887	60,911
Nuplex Industries Ltd.	38,474	68,731
NZX Ltd.	27,921	49,226
Port of Tauranga Ltd.	18,963	147,191
Restaurant Brands New Zealand Ltd.	29,831	48,171
Ryman Healthcare Ltd.	38,328	81,028
Sky City Entertainment Group Ltd.	109,238	293,145
Sky Network Television Ltd.	42,343	175,068
Telecom Corp. of New Zealand Ltd.	481,053	776,808
Tower Ltd.	66,174	78,982
Vector Ltd.	226,437	436,309
Warehouse Group Ltd. (The)	80,432	188,235

Total New Zealand		3,996,522

Norway—12.4%
Aker ASA Class A	2,619	68,021
Aker Solutions ASA	3,503	36,950
DNB ASA	38,490	377,615
Fred Olsen Energy ASA	3,378	113,771
Gjensidige Forsikring ASA	16,845	195,605
Kongsberg Gruppen AS	1,841	35,784
Leroey Seafood Group ASA	1,764	24,829
Marine Harvest ASA	346,079	149,961
Norsk Hydro ASA	19,579	91,006
Orkla ASA	25,264	189,016
Schibsted ASA	769	19,186
SpareBank 1 SR Bank ASA*	1,604	10,939
Statoil ASA	70,043	1,801,557
Storebrand ASA	4,922	25,649
Telenor ASA	33,851	556,436

See Notes to Schedule of Investments.

78        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2011

Investments	Shares	Value
TGS Nopec Geophysical Co. ASA	1,531	$33,991
Yara International ASA	2,439	98,084

Total Norway		3,828,400

Russia—11.1%
Gazprom Neft JSC ADR(a)	13,110	305,856
Gazprom OAO ADR	87,552	935,122
LSR Group Reg S GDR	1,102	3,716
Lukoil OAO ADR	10,868	575,461
Magnitogorsk Iron & Steel Works Reg S GDR	4,767	23,201
MMC Norilsk Nickel OJSC ADR	21,778	333,843
Mobile Telesystems OJSC ADR	20,700	303,876
NovaTek OAO Reg S GDR	366	45,823
Novolipetsk Steel OJSC Reg S GDR	3,667	72,020
Rosneft Oil Co. Reg S GDR	45,568	300,749
Severstal OAO Reg S GDR	4,767	54,296
Sistema JSFC Reg S GDR(a)	1,600	23,410
Surgutneftegas OJSC ADR	24,846	196,035
Tatneft ADR	3,849	113,930
Uralkali OJSC Reg S GDR	3,025	108,900
VTB Bank OJSC Reg S GDR(a)	12,469	45,013

Total Russia		3,441,251

South Africa—13.0%
ABSA Group Ltd.	11,722	204,722
African Bank Investments Ltd.	22,078	93,799
Anglo American Platinum Ltd.	1,248	82,237
Bidvest Group Ltd.	4,708	90,272
Exxaro Resources Ltd.(a)	4,771	99,280
FirstRand Ltd.	105,400	270,765
Impala Platinum Holdings Ltd.	6,602	136,850
Kumba Iron Ore Ltd.(a)	10,993	680,816
MMI Holdings Ltd.	36,511	77,333
MTN Group Ltd.	29,928	532,805
Nedbank Group Ltd.	7,923	142,299
RMB Holdings Ltd.	27,778	93,931
Sanlam Ltd.	41,327	147,681
Sasol Ltd.	8,871	423,585
Shoprite Holdings Ltd.	5,969	100,698
Standard Bank Group Ltd.	28,724	351,338
Truworths International Ltd.	7,601	69,529
Vodacom Group Ltd.	28,093	309,693
Woolworths Holdings Ltd.	18,176	87,802

Total South Africa		3,995,435

TOTAL COMMON STOCKS
(Cost: $34,852,641)		30,726,249

EXCHANGE-TRADED FUND—0.1%
United States—0.1%
WisdomTree Global Natural Resources Fund(b)
(Cost: $21,830)	1,051	24,699

RIGHTS—0.0%

Chile—0.0%
Quinenco S.A., expiring 1/18/12*
(Cost: $0)	13,197	—

TOTAL LONG-TERM INVESTMENTS
(Cost: $34,874,471)		30,750,948

Investments	Shares	Value
SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $1,604)	1,604	$1,604

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—8.8%
MONEY MARKET FUND—8.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $2,715,956)(e)	2,715,956	2,715,956

TOTAL INVESTMENTS IN SECURITIES—108.6%

(Cost: $37,592,031)(f)		33,468,508
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(8.6)%		(2,647,055)

NET ASSETS—100.0%		$30,821,453

ADR    —      American Depositary Receipt

GDR    —      Global Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $2,584,372 and the total market value of the collateral held by the Fund was $2,715,956.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

79 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.4%

Australia—5.8%
BHP Billiton Ltd.	12,869	$454,113
Fortescue Metals Group Ltd.	15,733	68,873
Rio Tinto Ltd.	5,036	311,323
Santos Ltd.	41,051	515,127
Woodside Petroleum Ltd.	13,305	417,666

Total Australia		1,767,102

Brazil—2.2%
Petroleo Brasileiro S.A.	32,300	398,284
Vale S.A.	13,600	287,640

Total Brazil		685,924

Canada—9.4%
Agrium, Inc.	400	26,862
Cameco Corp.(a)	7,726	139,686
Canadian Natural Resources Ltd.	3,300	123,639
Canadian Oil Sands Ltd.	29,744	679,153
Crescent Point Energy Corp.(a)	22,800	1,005,372
Encana Corp.(a)	12,300	228,183
First Quantum Minerals Ltd.	4,780	94,121
Imperial Oil Ltd.	3,625	161,590
Potash Corp. of Saskatchewan, Inc.	812	33,580
Silver Wheaton Corp.	1,054	30,536
Suncor Energy, Inc.	3,986	115,010
Talisman Energy, Inc.	12,100	154,243
Teck Resources Ltd. Class B	2,602	91,763

Total Canada		2,883,738

China—1.8%
China Shenhua Energy Co., Ltd. Class H	82,500	357,975
Yanzhou Coal Mining Co., Ltd. Class H	90,000	192,131

Total China		550,106

France—4.1%
Technip S.A.	3,521	331,931
Total S.A.	18,052	925,651

Total France		1,257,582

Germany—0.7%
K+S AG	4,439	201,226

Hong Kong—1.1%
CNOOC Ltd.	186,618	326,304

Indonesia—0.8%
Adaro Energy Tbk PT	733,000	143,083
Bumi Resources Tbk PT	387,000	92,829

Total Indonesia		235,912

Israel—1.3%
Israel Chemicals Ltd.	39,649	409,581

Italy—4.0%
ENI SpA	45,756	950,964
Saipem SpA	6,403	273,051

Total Italy		1,224,015

Japan—1.9%
Inpex Corp.	30	189,109
Sumitomo Metal Mining Co., Ltd.	30,000	385,625

Total Japan		574,734

Malaysia—3.2%
IOI Corp. Bhd	323,900	549,711
Kuala Lumpur Kepong Bhd	62,500	447,555

Total Malaysia		997,266

Investments	Shares	Value
Mexico—4.2%
Grupo Mexico S.A.B de C.V. Series B	133,307	$350,477
Industrias Penoles S.A.B de C.V.	21,390	937,259

Total Mexico		1,287,736

Norway—3.2%
Statoil ASA	31,340	806,087
Yara International ASA	4,547	182,857

Total Norway		988,944

Poland—0.4%
KGHM Polska Miedz S.A.	3,610	116,270

Russia—8.1%
Gazprom OAO ADR	23,594	252,007
Lukoil OAO ADR	9,323	493,653
Magnitogorsk Iron & Steel Works Reg S GDR	22,533	109,668
MMC Norilsk Nickel OJSC ADR	20,576	315,430
NovaTek OAO Reg S GDR	568	71,114
Novolipetsk Steel OJSC Reg S GDR	7,484	146,986
Rosneft Oil Co. Reg S GDR	25,221	166,459
Surgutneftegas OJSC ADR	35,636	281,168
Tatneft ADR	13,177	390,039
Uralkali OJSC Reg S GDR	7,566	272,376

Total Russia		2,498,900

Singapore—0.6%
Wilmar International Ltd.	51,000	196,661

South Africa—5.5%
Anglo American Platinum Ltd.(a)	2,082	137,194
Impala Platinum Holdings Ltd.	15,004	311,011
Kumba Iron Ore Ltd.(a)	19,835	1,228,417

Total South Africa		1,676,622

Spain—2.3%
Repsol YPF S.A.(a)	22,602	696,404

Switzerland—1.8%
Syngenta AG*	1,407	413,779
Transocean Ltd.	3,240	125,671

Total Switzerland		539,450

Thailand—1.4%
PTT Exploration & Production PCL	83,000	443,280

United Kingdom—17.5%
Anglo American PLC	5,668	209,558
Antofagasta PLC	50,464	952,878
BG Group PLC	9,814	209,943
BHP Billiton PLC	13,729	400,588
BP PLC	44,872	321,132
Eurasian Natural Resources Corp. PLC	35,132	346,975
Fresnillo PLC	16,385	388,834
Kazakhmys PLC	8,450	121,735
Rio Tinto PLC	3,903	189,552
Royal Dutch Shell PLC Class A	20,205	744,508
Royal Dutch Shell PLC Class B	29,727	1,133,717
Tullow Oil PLC	5,594	121,885
Vedanta Resources PLC(a)	9,395	148,198
Xstrata PLC	4,442	67,514

Total United Kingdom		5,357,017

United States—18.1%
Anadarko Petroleum Corp.	1,079	82,360
Apache Corp.	426	38,587
Archer-Daniels-Midland Co.	12,020	343,772
Baker Hughes, Inc.	1,873	91,103

See Notes to Schedule of Investments.

80        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2011

Investments	Shares	Value
CF Industries Holdings, Inc.	206	$29,866
Chesapeake Energy Corp.	5,029	112,096
Chevron Corp.	5,101	542,746
Cliffs Natural Resources, Inc.	1,594	99,386
ConocoPhillips	8,026	584,855
CONSOL Energy, Inc.	3,084	113,183
Devon Energy Corp.	1,704	105,648
Diamond Offshore Drilling, Inc.(a)	12,768	705,560
EOG Resources, Inc.	938	92,402
Exxon Mobil Corp.	4,856	411,594
Freeport-McMoRan Copper & Gold, Inc.	5,144	189,248
Halliburton Co.	2,042	70,469
Marathon Oil Corp.	6,543	191,514
Monsanto Co.	3,977	278,668
Mosaic Co. (The)	686	34,595
National Oilwell Varco, Inc.	1,330	90,427
Noble Energy, Inc.	1,747	164,899
Occidental Petroleum Corp.	2,314	216,822
Peabody Energy Corp.	2,125	70,359
Southern Copper Corp.	29,200	881,256

Total United States		5,541,415

TOTAL COMMON STOCKS
(Cost: $34,864,814)		30,456,189

EXCHANGE-TRADED FUNDS—0.5%

United States—0.5%
WisdomTree Global Equity Income Fund(b)	39	1,533
WisdomTree India Earnings Fund(a)(b)	9,463	147,623

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $216,078)		149,156

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $5,311)	5,311	5,311

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—13.8%

MONEY MARKET FUND—13.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $4,233,593)(e)	4,233,593	4,233,593

TOTAL INVESTMENTS IN SECURITIES—113.7%

(Cost: $39,319,796)(f)		34,844,249
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(13.7)%		(4,206,702)

NET ASSETS—100.0%		$30,637,547

ADR     —       American Depositary Receipt

GDR     —       Global Depositary Receipt

PCL      —       Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $4,049,976 and the total market value of the collateral held by the Fund was $4,233,593.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

81 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.2%

Australia—1.7%
AGL Energy Ltd.	35,184	$516,892
Prime AET&D Holdings*†	7,592	—

Total Australia		516,892

Austria—1.1%
EVN AG(a)	16,758	234,295
Verbund AG	4,156	111,867

Total Austria		346,162

Belgium—1.3%
Elia System Operator S.A./N.V.	9,790	380,377

Brazil—13.6%
AES Tiete S.A.	56,200	712,274
Centrais Eletricas Brasileiras S.A.*	9,600	91,818
Cia de Saneamento Basico do Estado de Sao Paulo*	10,200	284,523
Cia de Saneamento de Minas Gerais-COPASA*	22,900	410,058
Cia Energetica de Minas Gerais	41,000	600,080
CPFL Energia S.A.	33,400	465,926
EDP—Energias do Brasil S.A.	19,700	438,306
Light S.A.	63,000	972,738
Tractebel Energia S.A.	8,800	141,347

Total Brazil		4,117,070

Canada—6.5%
Atco Ltd. Class I	2,370	140,210
Canadian Utilities Ltd. Class A	3,700	223,617
Emera, Inc.	9,700	314,744
Fortis, Inc.(a)	8,800	288,393
Just Energy Group, Inc.(a)	47,947	539,624
TransAlta Corp.(a)	22,100	456,216

Total Canada		1,962,804

Chile—7.1%
AES Gener S.A.	681,977	363,301
Aguas Andinas S.A. Class A	1,032,749	592,471
Cia General de Electricidad S.A.	66,749	319,964
Colbun S.A.	166,233	42,514
E.CL S.A.	117,673	312,730
Empresa Nacional de Electricidad S.A.	174,005	256,618
Enersis S.A.	722,110	253,868

Total Chile		2,141,466

China—0.2%
China Longyuan Power Group Corp. Class H(a)	72,000	56,272

Czech Republic—1.3%
CEZ AS	9,729	389,253

Finland—0.7%
Fortum Oyj	10,531	225,432

France—3.7%
EDF S.A.	11,182	272,899
GDF Suez	15,297	419,397
Suez Environnement Co.	18,232	210,668
Veolia Environnement S.A.	19,113	210,129

Total France		1,113,093

Germany—3.4%
E.ON AG	24,996	540,917
RWE AG	14,106	497,163

Total Germany		1,038,080

Investments	Shares	Value
Hong Kong—4.8%
China Resources Power Holdings Co., Ltd.	109,700	$211,586
CLP Holdings Ltd.	38,822	330,157
Guangdong Investment Ltd.(a)	654,000	396,614
Hong Kong & China Gas Co., Ltd.	66,695	154,573
Power Assets Holdings Ltd.	47,386	350,517

Total Hong Kong		1,443,447

Indonesia—0.8%
Perusahaan Gas Negara PT	730,000	255,611

Italy—7.2%
A2A SpA	309,058	291,475
ACEA SpA	49,101	311,563
Enel Green Power SpA	37,633	78,849
Enel SpA	70,410	287,370
Hera SpA	169,541	242,759
Iren SpA	304,824	287,877
Snam Rete Gas SpA	78,009	344,917
Terna Rete Elettrica Nazionale SpA	101,522	343,183

Total Italy		2,187,993

Japan—14.7%
Chubu Electric Power Co., Inc.	26,400	493,070
Chugoku Electric Power Co., Inc. (The)	27,000	473,395
Electric Power Development Co., Ltd.	13,642	362,947
Hokkaido Electric Power Co., Inc.	25,500	363,244
Hokuriku Electric Power Co.	19,600	366,067
Kansai Electric Power Co., Inc. (The)	24,300	372,996
Kyushu Electric Power Co., Inc.	29,700	425,389
Osaka Gas Co., Ltd.	66,000	260,775
Shikoku Electric Power Co., Inc.	15,061	431,824
Toho Gas Co., Ltd.	33,000	210,164
Tohoku Electric Power Co., Inc.	47,700	458,153
Tokyo Gas Co., Ltd.	50,000	230,049

Total Japan		4,448,073

Malaysia—3.8%
Petronas Gas Bhd	95,200	456,479
Tenaga Nasional Bhd	121,400	225,950
YTL Corp. Bhd	225,600	105,327
YTL Power International Bhd	638,500	358,527

Total Malaysia		1,146,283

New Zealand—0.9%
Contact Energy Ltd.*	64,358	264,584

Philippines—2.6%
Aboitiz Power Corp.	550,000	374,986
Energy Development Corp.	1,296,400	185,939
Manila Electric Co.	37,640	212,167

Total Philippines		773,092

Poland—0.6%
PGE S.A.	32,032	193,090

Portugal—1.7%
EDP-Energias de Portugal S.A.	170,218	528,336

South Korea—0.5%
Korea Gas Corp.*	4,510	163,253

Spain—6.2%
Acciona S.A.	3,298	285,691
Enagas S.A.	17,622	326,898
Endesa S.A.	12,344	253,986
Gas Natural SDG S.A.(a)	26,418	454,917
Iberdrola S.A.	52,671	330,866

See Notes to Schedule of Investments.

82        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2011

Investments	Shares	Value
Red Electrica Corp. S.A.	5,503	$236,207

Total Spain		1,888,565

Switzerland—0.6%
BKW S.A.*	4,998	194,821

Thailand—2.6%
Glow Energy PCL	195,600	353,382
Ratchaburi Electricity Generating Holding PCL	314,700	438,884

Total Thailand		792,266

United Kingdom—11.6%
Centrica PLC	84,462	379,742
Drax Group PLC	85,578	724,833
International Power PLC	46,920	245,881
National Grid PLC	48,459	470,689
Pennon Group PLC	30,022	333,132
Severn Trent PLC	18,501	430,136
SSE PLC	22,176	444,927
United Utilities Group PLC	51,552	485,509

Total United Kingdom		3,514,849

TOTAL COMMON STOCKS
(Cost: $36,320,748)		30,081,164

EXCHANGE-TRADED FUNDS—0.5%

United States—0.5%
WisdomTree Global ex-U.S. Real Estate Fund(b)	726	16,872
WisdomTree India Earnings Fund(a)(b)	8,735	136,266

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $210,055)		153,138

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—7.8%

MONEY MARKET FUND—7.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $2,371,324)(d)	2,371,324	2,371,324

TOTAL INVESTMENTS IN SECURITIES—107.5%

(Cost: $38,902,127)(e)		32,605,626
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(7.5)%		(2,290,498)

NET ASSETS—100.0%		$30,315,128

PCL     —       Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Interest rate shown reflects yield as of December 31, 2011.
(d)	At December 31, 2011, the total market value of the Fund’s securities on loan was $2,251,132 and the total market value of the collateral held by the Fund was $2,371,324.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

83        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

Wisdom Tree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—98.9%
Australia—26.1%
Australand Property Group	292,684	$720,143
CFS Retail Property Trust	1,260,450	2,177,380
Charter Hall Office REIT	165,689	596,224
Charter Hall Retail REIT	147,780	484,813
Commonwealth Property Office Fund	897,700	878,908
Dexus Property Group	1,923,199	1,636,482
Goodman Group	2,142,385	1,251,933
GPT Group	726,836	2,287,618
GPT Group In Specie†*‡	2,305,813	—
Investa Office Fund(a)	1,219,642	750,227
Lend Lease Group(a)	144,838	1,063,174
Mirvac Group	1,516,706	1,834,815
Stockland	1,115,683	3,648,718
Westfield Group	1,174,155	9,401,243
Westfield Retail Trust	41,152	105,051

Total Australia		26,836,729

Austria—0.1%
Conwert Immobilien Invest SE	12,025	133,530

Belgium—0.8%
Befimmo SCA Sicafi	5,147	335,950
Cofinimmo(b)	4,514	532,191

Total Belgium		868,141

Brazil—1.2%
BR Malls Participacoes S.A.	22,400	217,605
Brasil Brokers Participacoes S.A.	24,800	74,191
Iguatemi Empresa de Shopping Centers S.A.	7,900	146,798
JHSF Participacoes S.A.	155,900	458,025
LPS Brasil Consultoria de Imoveis S.A.	4,200	58,544
Multiplan Empreendimentos Imobiliarios S.A.	15,100	309,812

Total Brazil		1,264,975

Canada—10.2%
Allied Properties Real Estate Investment Trust	12,183	302,466
Artis Real Estate Investment Trust(b)	25,688	352,934
Boardwalk Real Estate Investment Trust	12,571	622,717
Brookfield Asset Management, Inc. Class A	46,508	1,280,711
Brookfield Office Properties, Inc.	72,800	1,141,779
Calloway Real Estate Investment Trust(b)	29,124	765,676
Canadian Apartment Properties REIT(b)	22,015	482,352
Canadian Real Estate Investment Trust(b)	13,741	477,713
Chartwell Seniors Housing Real Estate Investment Trust(b)	44,065	367,839
Cominar Real Estate Investment Trust(b)	20,911	452,413
Dundee Real Estate Investment Trust(b)	14,818	475,428
Extendicare Real Estate Investment Trust(b)	29,050	242,499
First Capital Realty, Inc.	37,500	637,122
H&R Real Estate Investment Trust(b)	28,900	660,166
Primaris Retail Real Estate Investment Trust(b)	19,299	390,624
RioCan Real Estate Investment Trust(b)	69,300	1,798,771

Total Canada		10,451,210

Investments	Shares	Value
Chile — 0.1%
Parque Arauco S.A.	58,322	$95,112

China—0.7%
Guangzhou R&F Properties Co., Ltd. Class H(b)	861,600	681,151

Finland—0.2%
Sponda Oyj	50,712	205,395

France—7.7%
Fonciere des Regions	15,853	1,020,747
Gecina S.A.	13,428	1,133,051
ICADE	9,457	746,295
Klepierre	42,385	1,212,687
Mercialys S.A.	18,892	610,664
Societe Immobiliere de Location pour l’Industrie et le Commerce	3,867	376,144
Unibail-Rodamco SE	15,586	2,810,359

Total France		7,909,947

Germany—0.5%
Alstria Office REIT AG	13,709	163,655
Deutsche Euroshop AG	7,418	238,816
Deutsche Wohnen AG	8,332	111,028

Total Germany		513,499

Hong Kong—20.8%
Champion Real Estate Investment Trust	1,190,000	447,403
Cheung Kong Holdings Ltd.	291,238	3,464,887
China Overseas Land & Investment Ltd.(b)	709,800	1,186,260
Franshion Properties China Ltd.	548,000	105,838
Hang Lung Group Ltd.	103,649	567,850
Hang Lung Properties Ltd.	473,283	1,346,735
Henderson Land Development Co., Ltd.	212,320	1,055,230
Hopewell Holdings Ltd.	177,000	452,607
Hysan Development Co., Ltd.	102,115	335,273
Kowloon Development Co., Ltd.	268,398	234,994
Link REIT (The)	418,946	1,542,742
New World Development Co., Ltd.	630,682	508,340
Poly Hong Kong Investments Ltd.(b)	511,000	221,728
Regal Real Estate Investment Trust	1,171,000	269,885
Shenzhen Investment Ltd.	1,061,900	190,050
Sino Land Co., Ltd.	847,735	1,207,214
Sino-Ocean Land Holdings Ltd.(b)	893,600	414,204
Sun Hung Kai Properties Ltd.	307,871	3,858,991
Swire Pacific Ltd. Class A	134,959	1,629,079
Swire Pacific Ltd. Class B	475,798	1,118,645
Wharf Holdings Ltd.	258,872	1,169,934
Wheelock & Co., Ltd.	39,231	97,186

Total Hong Kong		21,425,075

Indonesia—0.0%
Bumi Serpong Damai PT	420,808	45,480

Israel—0.5%
Azrieli Group	12,017	282,846
Gazit-Globe Ltd.	25,973	245,890

Total Israel		528,736

Italy—0.1%
Beni Stabili SpA	280,327	126,344

Japan—5.6%
Aeon Mall Co., Ltd.	9,796	208,041
Daito Trust Construction Co., Ltd.	19,900	1,707,044
Daiwa House Industry Co., Ltd.	50,000	596,569
Hulic Co., Ltd.	11,700	136,556

See Notes to Schedule of Investments.

84        WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2011

Investments	Shares	Value
Mitsubishi Estate Co., Ltd.	57,589	$860,766
Mitsui Fudosan Co., Ltd.	72,308	1,054,453
Nomura Real Estate Holdings, Inc.	19,165	285,457
Sumitomo Real Estate Sales Co., Ltd.	3,966	154,898
Sumitomo Realty & Development Co., Ltd.	32,279	565,533
Tokyu Land Corp.	54,168	204,872

Total Japan		5,774,189

Malaysia—0.4%
IGB Corp. Bhd	62,800	48,734
SP Setia Bhd	261,300	317,352

Total Malaysia		366,086

Netherlands—2.2%
Corio N.V.	25,832	1,126,904
Eurocommercial Properties N.V.	9,963	317,258
Vastned Retail N.V.	6,909	310,325
Wereldhave N.V.	7,289	485,506

Total Netherlands		2,239,993

Philippines—0.9%
Ayala Land, Inc.	537,900	185,944
Robinsons Land Corp.	621,900	160,243
SM Prime Holdings, Inc.	1,749,600	530,605

Total Philippines		876,792

Singapore—7.3%
Ascendas Real Estate Investment Trust	608,901	859,360
Ascott Residence Trust	203,118	155,082
CapitaCommercial Trust	743,635	605,048
CapitaLand Ltd.	430,589	733,892
CapitaMall Trust	745,786	977,778
CapitaMalls Asia Ltd.	274,000	238,785
CDL Hospitality Trusts	220,432	262,652
City Developments Ltd.	74,103	508,631
GuocoLand Ltd.	156,000	211,746
Keppel Land Ltd.	328,168	561,858
K-REIT Asia	329,000	210,597
Mapletree Industrial Trust	184,531	152,987
Mapletree Logistics Trust	542,187	353,332
Singapore Land Ltd.	57,544	247,635
Suntec Real Estate Investment Trust	602,828	499,780
United Industrial Corp., Ltd.	42,000	88,428
UOL Group Ltd.	119,000	367,100
Wheelock Properties Singapore Ltd.	216,000	251,540
Wing Tai Holdings Ltd.	135,000	98,388
Yanlord Land Group Ltd.(b)	114,000	83,962

Total Singapore		7,468,581

South Africa—3.8%
Capital Property Fund	246,046	268,495
Emira Property Fund	195,741	288,518
Fountainhead Property Trust	446,376	379,840
Growthpoint Properties Ltd.	537,172	1,234,243
Hyprop Investments Ltd.	54,005	356,203
Redefine Properties Ltd.*	1,085,663	995,108
Resilient Property Income Fund Ltd.	93,962	404,437

Total South Africa		3,926,844

Sweden—1.7%
Atrium Ljungberg AB Class B	18,951	202,495
Castellum AB	31,656	393,893
Fabege AB	37,712	296,512
Hufvudstaden AB Class A	30,638	313,070
Kungsleden AB	23,263	156,098
Wallenstam AB Class B	16,882	156,376
Wihlborgs Fastigheter AB	14,475	192,147

Total Sweden		1,710,591

Investments	Shares	Value
Switzerland—0.9%
Swiss Prime Site AG*	12,484	$941,874

Taiwan—0.9%
Farglory Land Development Co., Ltd.	309,000	484,742
Highwealth Construction Corp.	252,000	362,033
Ruentex Development Co., Ltd.	119,105	127,448

Total Taiwan		974,223

Thailand—0.8%
Central Pattana PCL	105,800	126,591
Land and Houses PCL NVDR	2,823,986	550,476
Pruksa Real Estate PCL	328,700	120,853

Total Thailand		797,920

Turkey—0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	301,499	311,301

United Kingdom—5.1%
British Land Co. PLC	191,415	1,375,836
Capital & Counties Properties PLC	31,252	89,658
Capital Shopping Centres Group PLC	146,137	709,270
Derwent London PLC	7,512	182,121
Great Portland Estates PLC	32,283	162,052
Hammerson PLC	115,538	646,408
Land Securities Group PLC	115,083	1,136,595
London & Stamford Property PLC	142,299	238,839
Segro PLC	168,528	546,081
Shaftesbury PLC	20,856	151,430

Total United Kingdom		5,238,290

TOTAL COMMON STOCKS
(Cost: $113,244,141)		101,712,008

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—7.2%
MONEY MARKET FUND—7.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $7,351,546)(d)	7,351,546	7,351,546

TOTAL INVESTMENTS IN SECURITIES—106.1%
(Cost: $120,595,687)(e)		109,063,554
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(6.1)%		(6,247,839)

NET ASSETS—100.0%		$102,815,715

NVDR	— Non-Voting Depositary Receipt
PCL	— Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
‡	Restricted security. At December 31, 2011, the value of the security amounted to $0 and 0.0% of net assets.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(c)	Interest rate shown reflects yield as of December 31, 2011.
(d)	At December 31, 2011, the total market value of the Fund’s securities on loan was $6,947,858 and the total market value of the collateral held by the Fund was $7,351,546.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

85 WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—2.8%
AAR Corp.	174	$3,335
Alliant Techsystems, Inc.(a)	173	9,889
BE Aerospace, Inc.*	172	6,658
Boeing Co. (The)	1,831	134,304
Ceradyne, Inc.*	154	4,124
Cubic Corp.	92	4,010
Curtiss-Wright Corp.	113	3,992
Esterline Technologies Corp.*	88	4,925
General Dynamics Corp.	1,383	91,845
GeoEye, Inc.*	76	1,689
Goodrich Corp.	216	26,719
HEICO Corp.(a)	39	2,281
Hexcel Corp.*	219	5,302
Honeywell International, Inc.	1,659	90,167
Huntington Ingalls Industries, Inc.*(a)	197	6,162
L-3 Communications Holdings, Inc.	507	33,807
Lockheed Martin Corp.	1,323	107,031
Moog, Inc. Class A*	119	5,228
National Presto Industries, Inc.	31	2,902
Northrop Grumman Corp.	1,181	69,065
Orbital Sciences Corp.*	147	2,136
Precision Castparts Corp.	241	39,714
Raytheon Co.	1,516	73,344
Rockwell Collins, Inc.	378	20,930
Spirit Aerosystems Holdings, Inc. Class A*	352	7,314
Teledyne Technologies, Inc.*	88	4,827
Textron, Inc.	533	9,855
TransDigm Group, Inc.*	70	6,698
Triumph Group, Inc.(a)	152	8,884
United Technologies Corp.	2,101	153,562

Total Aerospace & Defense		940,699

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.*	110	4,227
C.H. Robinson Worldwide, Inc.(a)	188	13,119
Expeditors International of Washington, Inc.	306	12,534
FedEx Corp.	594	49,605
Forward Air Corp.	71	2,275
HUB Group, Inc. Class A*	91	2,951
United Parcel Service, Inc. Class B	1,814	132,767

Total Air Freight & Logistics		217,478

Airlines—0.2%
Alaska Air Group, Inc.*	131	9,837
Allegiant Travel Co.*(a)	56	2,987
Delta Air Lines, Inc.*(a)	2,696	21,811
Hawaiian Holdings, Inc.*	426	2,471
JetBlue Airways Corp.*(a)	697	3,624
Skywest, Inc.	222	2,795
Southwest Airlines Co.	765	6,548
Spirit Airlines, Inc.*	134	2,090
United Continental Holdings, Inc.*(a)	952	17,964
US Airways Group, Inc.*	606	3,073

Total Airlines		73,200

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.*	472	4,668
BorgWarner, Inc.*(a)	264	16,827
Cooper Tire & Rubber Co.	194	2,718
Dana Holding Corp.*(a)	184	2,236
Dorman Products, Inc.*	46	1,699
Federal-Mogul Corp.*	499	7,360
Gentex Corp.	128	3,787

Investments	Shares	Value
Goodyear Tire & Rubber Co. (The)*	642	$9,097
Johnson Controls, Inc.(a)	1,776	55,518
Lear Corp.(a)	531	21,134
Superior Industries International, Inc.	111	1,836
Tenneco, Inc.*	129	3,842
TRW Automotive Holdings Corp.*	922	30,057
Visteon Corp.*(a)	286	14,283

Total Auto Components		175,062

Automobiles—1.3%
Ford Motor Co.*	20,122	216,513
General Motors Co.*	10,690	216,686
Harley-Davidson, Inc.	401	15,587
Thor Industries, Inc.(a)	138	3,785

Total Automobiles		452,571

Beverages—2.0%
Beam, Inc.	152	7,787
Boston Beer Co., Inc. Class A*(a)	16	1,737
Brown-Forman Corp. Class B	246	19,805
Coca-Cola Bottling Co. Consolidated	43	2,518
Coca-Cola Co. (The)	4,596	321,582
Coca-Cola Enterprises, Inc.	890	22,944
Constellation Brands, Inc. Class A*(a)	995	20,567
Dr. Pepper Snapple Group, Inc.	494	19,503
Molson Coors Brewing Co. Class B(a)	546	23,773
Monster Beverage Corp.*	111	10,228
PepsiCo, Inc.	3,318	220,149

Total Beverages		670,593

Biotechnology—1.2%
Alexion Pharmaceuticals, Inc.*	123	8,794
Amgen, Inc.	2,549	163,671
Biogen Idec, Inc.*	408	44,900
Celgene Corp.*	555	37,518
Cubist Pharmaceuticals, Inc.*(a)	65	2,575
Emergent Biosolutions, Inc.*	95	1,600
Gilead Sciences, Inc.*	2,521	103,185
Momenta Pharmaceuticals, Inc.*	409	7,112
Myriad Genetics, Inc.*	206	4,314
PDL BioPharma, Inc.(a)	1,248	7,738
United Therapeutics Corp.*	127	6,001

Total Biotechnology		387,408

Building Products—0.1%
A.O. Smith Corp.	103	4,132
Armstrong World Industries, Inc.*(a)	55	2,413
Lennox International, Inc.(a)	91	3,071
Owens Corning*	366	10,512
Simpson Manufacturing Co., Inc.	90	3,029

Total Building Products		23,157

Capital Markets—2.3%
Affiliated Managers Group, Inc.*(a)	58	5,565
American Capital Ltd.*	3,873	26,065
Ameriprise Financial, Inc.	911	45,222
Ares Capital Corp.	919	14,199
Artio Global Investors, Inc. Class A(a)	457	2,230
Bank of New York Mellon Corp. (The)	4,332	86,250
BlackRock Kelso Capital Corp.(a)	349	2,848
BlackRock, Inc.	456	81,277
Charles Schwab Corp. (The)	2,608	29,366
Cohen & Steers, Inc.(a)	66	1,907
E*Trade Financial Corp.*	475	3,781
Eaton Vance Corp.(a)	283	6,690
Federated Investors, Inc. Class B(a)	313	4,742
Fifth Street Finance Corp.	211	2,019

See Notes to Schedule of Investments.

1        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Financial Engines, Inc.*(a)	78	$1,742
Franklin Resources, Inc.	627	60,230
GAMCO Investors, Inc. Class A	85	3,697
GFI Group, Inc.	387	1,594
Goldman Sachs Group, Inc. (The)	1,417	128,139
Greenhill & Co., Inc.(a)	48	1,746
Janus Capital Group, Inc.	959	6,051
Jefferies Group, Inc.	616	8,470
Knight Capital Group, Inc. Class A*	312	3,688
Legg Mason, Inc.	264	6,349
Main Street Capital Corp.	91	1,933
Morgan Stanley	5,092	77,042
Northern Trust Corp.	517	20,504
Prospect Capital Corp.(a)	379	3,521
Raymond James Financial, Inc.	356	11,022
SEI Investments Co.	444	7,703
Solar Capital Ltd.	128	2,828
State Street Corp.	1,417	57,119
Stifel Financial Corp.*	121	3,878
T. Rowe Price Group, Inc.	460	26,197
TD Ameritrade Holding Corp.	1,272	19,907
Triangle Capital Corp.(a)	98	1,874
Waddell & Reed Financial, Inc. Class A	228	5,648

Total Capital Markets		773,043

Chemicals—2.4%
Air Products & Chemicals, Inc.	491	41,828
Airgas, Inc.	139	10,853
Albemarle Corp.	273	14,062
Balchem Corp.	55	2,230
Cabot Corp.	145	4,660
Calgon Carbon Corp.*	119	1,869
Celanese Corp. Class A(a)	452	20,010
CF Industries Holdings, Inc.	289	41,899
Cytec Industries, Inc.	115	5,135
Dow Chemical Co. (The)	3,343	96,145
E.I. du Pont de Nemours & Co.	2,604	119,211
Eastman Chemical Co.	486	18,983
Ecolab, Inc.(a)	368	21,274
Ferro Corp.*	546	2,670
FMC Corp.	124	10,669
Georgia Gulf Corp.*	136	2,651
H.B. Fuller Co.	205	4,738
Huntsman Corp.	560	5,600
Innophos Holdings, Inc.	39	1,894
Innospec, Inc.*	112	3,144
International Flavors & Fragrances, Inc.(a)	204	10,694
Intrepid Potash, Inc.*	122	2,761
Koppers Holdings, Inc.	122	4,192
Kraton Performance Polymers, Inc.*	217	4,405
Kronos Worldwide, Inc.	467	8,425
LSB Industries, Inc.*	82	2,298
Minerals Technologies, Inc.(a)	41	2,318
Monsanto Co.	762	53,393
Mosaic Co. (The)	1,352	68,181
NewMarket Corp.(a)	44	8,717
NL Industries, Inc.	145	1,881
Olin Corp.	278	5,463
Omnova Solutions, Inc.*	643	2,964
PolyOne Corp.	467	5,394
PPG Industries, Inc.	458	38,238
Praxair, Inc.	488	52,167
Rockwood Holdings, Inc.*	271	10,669
RPM International, Inc.(a)	322	7,905
Scotts Miracle-Gro Co. (The) Class A(a)	116	5,416
Sensient Technologies Corp.	124	4,700

Investments	Shares	Value
Sherwin-Williams Co. (The)	202	$18,033
Sigma-Aldrich Corp.(a)	236	14,741
Solutia, Inc.*	411	7,102
Stepan Co.	45	3,607
TPC Group, Inc.*	97	2,263
Valhi, Inc.(a)	88	5,321
Valspar Corp.	234	9,119
W.R. Grace & Co.*	243	11,159
Westlake Chemical Corp.	247	9,939

Total Chemicals		810,990

Commercial Banks—3.3%
Associated Banc-Corp.	224	2,502
BancFirst Corp.	47	1,764
BancorpSouth, Inc.(a)	209	2,303
Bank of Hawaii Corp.	139	6,184
Bank of the Ozarks, Inc.(a)	142	4,208
BB&T Corp.(a)	1,481	37,277
BOK Financial Corp.	184	10,107
Camden National Corp.	69	2,249
Cathay General Bancorp	180	2,687
CIT Group, Inc.*	370	12,902
City National Corp.	102	4,506
Comerica, Inc.	443	11,429
Commerce Bancshares, Inc.(a)	247	9,416
Community Bank System, Inc.	103	2,863
Community Trust Bancorp, Inc.	69	2,030
Cullen/Frost Bankers, Inc.(a)	132	6,984
CVB Financial Corp.(a)	269	2,698
East West Bancorp, Inc.(a)	316	6,241
Fifth Third Bancorp	2,520	32,054
First Citizens BancShares, Inc. Class A	26	4,550
First Financial Bancorp	156	2,596
First Financial Bankshares, Inc.(a)	81	2,708
First Niagara Financial Group, Inc.	752	6,490
First Republic Bank*	320	9,795
FirstMerit Corp.	210	3,177
FNB Corp.(a)	233	2,635
Fulton Financial Corp.	461	4,523
Glacier Bancorp, Inc.	159	1,913
Hancock Holding Co.(a)	74	2,366
Huntington Bancshares, Inc.	2,460	13,505
Iberiabank Corp.	75	3,698
Independent Bank Corp.	63	1,719
International Bancshares Corp.	286	5,244
Investors Bancorp, Inc.*	188	2,534
KeyCorp	3,690	28,376
M&T Bank Corp.(a)	349	26,643
National Penn Bancshares, Inc.	280	2,363
NBT Bancorp, Inc.	98	2,169
Old National Bancorp	194	2,260
Oriental Financial Group, Inc.	146	1,768
Pacific Capital Bancorp*	99	2,796
Park National Corp.(a)	45	2,928
PNC Financial Services Group, Inc.	1,876	108,189
Prosperity Bancshares, Inc.(a)	110	4,439
Regions Financial Corp.	1,279	5,500
Republic Bancorp, Inc. Class A	180	4,122
S&T Bancorp, Inc.(a)	77	1,505
Signature Bank*	69	4,139
Simmons First National Corp. Class A	78	2,121
SunTrust Banks, Inc.	937	16,585
Susquehanna Bancshares, Inc.	206	1,726
SVB Financial Group*	134	6,391
TCF Financial Corp.(a)	411	4,242
Texas Capital Bancshares, Inc.*	75	2,296
Tompkins Financial Corp.	63	2,426

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        2

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Trustmark Corp.	160	$3,886
U.S. Bancorp(a)	5,407	146,259
UMB Financial Corp.	76	2,831
Umpqua Holdings Corp.	196	2,429
United Bankshares, Inc.(a)	104	2,940
Valley National Bancorp(a)	395	4,886
Webster Financial Corp.	196	3,997
Wells Fargo & Co.	17,888	492,993
Westamerica Bancorp.(a)	59	2,590

Total Commercial Banks		1,123,651

Commercial Services & Supplies—0.6%
ABM Industries, Inc.	136	2,804
Avery Dennison Corp.	333	9,550
Brink’s Co. (The)	163	4,381
Cintas Corp.	296	10,304
Clean Harbors, Inc.*(a)	68	4,334
Consolidated Graphics, Inc.*	47	2,269
Copart, Inc.*(a)	133	6,369
Corrections Corp. of America*	275	5,602
Covanta Holding Corp.(a)	230	3,149
Deluxe Corp.	284	6,464
Ennis, Inc.	184	2,453
Geo Group, Inc. (The)*	90	1,508
Herman Miller, Inc.	140	2,583
HNI Corp.	93	2,427
Iron Mountain, Inc.	287	8,840
KAR Auction Services, Inc.*	133	1,796
Knoll, Inc.	184	2,732
McGrath Rentcorp	50	1,450
Mine Safety Appliances Co.	98	3,246
Portfolio Recovery Associates, Inc.*	40	2,701
Pitney Bowes, Inc.(a)	726	13,460
R.R. Donnelley & Sons Co.(a)	456	6,580
Republic Services, Inc.	648	17,852
Rollins, Inc.(a)	170	3,777
Stericycle, Inc.*	100	7,792
SYKES Enterprises, Inc.*	158	2,474
Tetra Tech, Inc.*	120	2,591
UniFirst Corp.	81	4,596
United Stationers, Inc.	147	4,786
Waste Connections, Inc.	197	6,529
Waste Management, Inc.	1,044	34,149

Total Commercial Services & Supplies		189,548

Communications Equipment—1.4%
ADTRAN, Inc.(a)	215	6,484
Arris Group, Inc.*	327	3,538
Aruba Networks, Inc.*(a)	95	1,759
Black Box Corp.	73	2,047
Brocade Communications Systems, Inc.*	644	3,342
Cisco Systems, Inc.	12,066	218,153
Comtech Telecommunications Corp.	69	1,975
EchoStar Corp. Class A*(a)	259	5,424
F5 Networks, Inc.*(a)	72	7,641
Finisar Corp.*	167	2,796
Harris Corp.(a)	490	17,660
InterDigital, Inc.(a)	101	4,401
JDS Uniphase Corp.*	185	1,931
Juniper Networks, Inc.*	865	17,655
Loral Space & Communications, Inc.*(a)	204	13,236
Motorola Solutions, Inc.	496	22,960
NETGEAR, Inc.*	76	2,551
Plantronics, Inc.	111	3,956
Polycom, Inc.*	218	3,553
QUALCOMM, Inc.	2,586	141,454

Investments	Shares	Value
Westell Technologies, Inc. Class A*	1,044	$2,318

Total Communications Equipment		484,834

Computers & Peripherals—4.2%
Apple, Inc.*	2,207	893,835
Dell, Inc.*	7,744	113,295
Diebold, Inc.	144	4,330
EMC Corp.*	3,259	70,199
Hewlett-Packard Co.	8,650	222,824
Lexmark International, Inc. Class A(a)	384	12,699
NCR Corp.*	401	6,600
NetApp, Inc.*	558	20,239
QLogic Corp.*	340	5,100
SanDisk Corp.*	832	40,943
Synaptics, Inc.*(a)	102	3,075
Western Digital Corp.*	998	30,888

Total Computers & Peripherals		1,424,027

Construction & Engineering—0.2%
AECOM Technology Corp.*	386	7,940
EMCOR Group, Inc.	155	4,156
Fluor Corp.	376	18,894
Jacobs Engineering Group, Inc.*	265	10,754
KBR, Inc.(a)	604	16,834
MasTec, Inc.*	258	4,481
Primoris Services Corp.	138	2,060
Quanta Services, Inc.*	237	5,105
Tutor Perini Corp.*	220	2,715
URS Corp.*	295	10,360

Total Construction & Engineering		83,299

Construction Materials—0.0%
Martin Marietta Materials, Inc.(a)	59	4,449

Consumer Finance—1.1%
Advance America, Cash Advance Centers, Inc.	397	3,553
American Express Co.	2,929	138,161
Capital One Financial Corp.	2,661	112,534
Cash America International, Inc.	113	5,269
Credit Acceptance Corp.*	89	7,323
DFC Global Corp.*	157	2,835
Discover Financial Services	2,508	60,192
Ezcorp, Inc. Class A*	133	3,507
First Cash Financial Services, Inc.*	65	2,281
Green Dot Corp. Class A*(a)	52	1,624
Nelnet, Inc. Class A	338	8,271
SLM Corp.(a)	1,666	22,324
World Acceptance Corp.*(a)	62	4,557

Total Consumer Finance		372,431

Containers & Packaging—0.3%
Aptargroup, Inc.	133	6,939
Ball Corp.	499	17,819
Bemis Co., Inc.(a)	193	5,805
Boise, Inc.	658	4,685
Crown Holdings, Inc.*	387	12,996
Graphic Packaging Holding Co.*	835	3,557
Greif, Inc. Class A(a)	163	7,425
Owens-Illinois, Inc.*	327	6,337
Packaging Corp. of America	325	8,203
Rock-Tenn Co. Class A	113	6,520
Sealed Air Corp.(a)	515	8,863
Silgan Holdings, Inc.	161	6,221
Sonoco Products Co.(a)	235	7,746
Temple-Inland, Inc.	126	3,995

Total Containers & Packaging		107,111

See Notes to Schedule of Investments.

3        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Distributors—0.1%
Core-Mark Holding Co., Inc.	47	$1,861
Genuine Parts Co.	347	21,236
LKQ Corp.*(a)	250	7,520
Pool Corp.(a)	149	4,485

Total Distributors		35,102

Diversified Consumer Services—0.4%
Apollo Group, Inc. Class A*(a)	546	29,413
Bridgepoint Education, Inc.*(a)	275	6,325
Capella Education Co.*	59	2,127
Career Education Corp.*	940	7,492
Coinstar, Inc.*(a)	76	3,469
DeVry, Inc.	295	11,346
Education Management Corp.*	372	10,412
H&R Block, Inc.	985	16,085
Hillenbrand, Inc.	204	4,553
ITT Educational Services, Inc.*(a)	247	14,052
Lincoln Educational Services Corp.	291	2,299
Matthews International Corp. Class A	72	2,263
Regis Corp.	210	3,475
Service Corp. International	580	6,177
Sotheby’s	204	5,820
Strayer Education, Inc.(a)	42	4,082
Weight Watchers International, Inc.(a)	171	9,407

Total Diversified Consumer Services		138,797

Diversified Financial Services—3.7%
Bank of America Corp.	14,094	78,363
CBOE Holdings, Inc.	251	6,491
Citigroup, Inc.	13,284	349,502
CME Group, Inc.	166	40,449
Encore Capital Group, Inc.*	99	2,105
Gain Capital Holdings, Inc.(a)	381	2,553
Interactive Brokers Group, Inc. Class A	123	1,838
IntercontinentalExchange, Inc.*	141	16,998
JPMorgan Chase & Co.	19,025	632,581
Leucadia National Corp.	1,720	39,113
Moody’s Corp.	659	22,195
MSCI, Inc. Class A*(a)	151	4,972
NASDAQ OMX Group, Inc. (The)*	646	15,833
NYSE Euronext	835	21,793

Total Diversified Financial Services		1,234,786

Diversified Telecommunication Services—2.3%
AboveNet, Inc.*	66	4,291
AT&T, Inc.	14,599	441,474
CenturyLink, Inc.	689	25,631
Cincinnati Bell, Inc.*	671	2,033
Frontier Communications Corp.(a)	1,014	5,222
tw telecom, inc.*(a)	201	3,895
Verizon Communications, Inc.	7,120	285,654
Windstream Corp.(a)	879	10,320

Total Diversified Telecommunication Services		778,520

Electric Utilities—1.9%
ALLETE, Inc.	102	4,282
American Electric Power Co., Inc.	753	31,106
Cleco Corp.(a)	201	7,658
Duke Energy Corp.(a)	3,010	66,220
Edison International	933	38,626
El Paso Electric Co.	121	4,191
Empire District Electric Co. (The)	98	2,067
Entergy Corp.	681	49,747
Exelon Corp.	2,078	90,123

Investments	Shares	Value
FirstEnergy Corp.	861	$38,142
Great Plains Energy, Inc.(a)	344	7,492
Hawaiian Electric Industries, Inc.	190	5,031
IDACORP, Inc.	119	5,047
ITC Holdings Corp.	85	6,450
MGE Energy, Inc.	75	3,508
NextEra Energy, Inc.	985	59,967
Northeast Utilities	457	16,484
NV Energy, Inc.(a)	591	9,663
Pepco Holdings, Inc.	477	9,683
Pinnacle West Capital Corp.	257	12,382
Portland General Electric Co.	164	4,148
PPL Corp.	1,496	44,012
Progress Energy, Inc.	552	30,923
Southern Co.	1,635	75,684
UIL Holdings Corp.	77	2,724
Unisource Energy Corp.	130	4,800
Westar Energy, Inc.	275	7,915

Total Electric Utilities		638,075

Electrical Equipment—0.6%
Acuity Brands, Inc.	40	2,120
AMETEK, Inc.	310	13,051
AZZ, Inc.	29	1,318
Babcock & Wilcox Co. (The)*	212	5,118
Belden, Inc.	99	3,295
Brady Corp. Class A	185	5,840
Emerson Electric Co.	1,597	74,404
EnerSys*	216	5,610
Franklin Electric Co., Inc.	48	2,091
Generac Holdings, Inc.*	80	2,242
General Cable Corp.*	156	3,902
Global Power Equipment Group, Inc.*	90	2,137
GrafTech International Ltd.*	386	5,269
Hubbell, Inc. Class B	144	9,628
II-VI, Inc.*	260	4,774
Polypore International, Inc.*(a)	62	2,727
Powell Industries, Inc.*	50	1,564
Regal-Beloit Corp.(a)	124	6,320
Rockwell Automation, Inc.	290	21,277
Roper Industries, Inc.	172	14,942
Thomas & Betts Corp.*	104	5,678

Total Electrical Equipment		193,307

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp. Class A	391	17,748
Anixter International, Inc.*	101	6,024
Arrow Electronics, Inc.*	557	20,837
Avnet, Inc.*	726	22,571
AVX Corp.	552	7,044
Benchmark Electronics, Inc.*	241	3,246
Cognex Corp.	67	2,398
Coherent, Inc.*	56	2,927
Corning, Inc.	7,379	95,779
Dolby Laboratories, Inc. Class A*	301	9,184
FEI Co.*	80	3,262
FLIR Systems, Inc.(a)	345	8,649
Ingram Micro, Inc. Class A*	518	9,423
Insight Enterprises, Inc.*	308	4,709
IPG Photonics Corp.*	91	3,082
Jabil Circuit, Inc.(a)	649	12,759
Kemet Corp.*	422	2,975
Littelfuse, Inc.	81	3,481
Molex, Inc.(a)	416	9,926
MTS Systems Corp.	87	3,545

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        4

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Multi-Fineline Electronix, Inc.*	109	$2,240
National Instruments Corp.	163	4,230
Newport Corp.*	154	2,096
Plexus Corp.*	184	5,038
Power-One, Inc.*(a)	1,204	4,708
Rofin-Sinar Technologies, Inc.*	120	2,742
Sanmina-SCI Corp.*	401	3,733
Scansource, Inc.*	132	4,752
SYNNEX Corp.*	149	4,539
Tech Data Corp.*	165	8,153
Trimble Navigation Ltd.*(a)	77	3,342
TTM Technologies, Inc.*	197	2,159
Vishay Intertechnology, Inc.*	1,293	11,624

Total Electronic Equipment, Instruments & Components		308,925

Energy Equipment & Services—1.2%
Atwood Oceanics, Inc.*(a)	274	10,902
Baker Hughes, Inc.	1,133	55,109
Bristow Group, Inc.	110	5,213
Cameron International Corp.*	415	20,414
CARBO Ceramics, Inc.(a)	39	4,810
Complete Production Services, Inc.*	167	5,605
Diamond Offshore Drilling, Inc.(a)	610	33,709
Dresser-Rand Group, Inc.*(a)	76	3,793
Dril-Quip, Inc.*(a)	53	3,488
FMC Technologies, Inc.*	288	15,042
Gulfmark Offshore, Inc. Class A*	63	2,647
Halliburton Co.	2,680	92,487
Helix Energy Solutions Group, Inc.*	135	2,133
Helmerich & Payne, Inc.	234	13,656
Lufkin Industries, Inc.	25	1,683
National Oilwell Varco, Inc.	949	64,523
Newpark Resources, Inc.*	290	2,755
Oceaneering International, Inc.	182	8,396
Oil States International, Inc.*(a)	100	7,637
Patterson-UTI Energy, Inc.	482	9,630
Rowan Cos., Inc.*(a)	216	6,551
RPC, Inc.(a)	483	8,815
SEACOR Holdings, Inc.*	25	2,224
Superior Energy Services, Inc.*(a)	127	3,612
Tidewater, Inc.(a)	77	3,796
Unit Corp.*	116	5,382

Total Energy Equipment & Services		394,012

Food & Staples Retailing—2.8%
Andersons, Inc. (The)	71	3,100
Casey’s General Stores, Inc.	82	4,224
Costco Wholesale Corp.	610	50,825
CVS Caremark Corp.	3,268	133,269
Ingles Markets, Inc. Class A	130	1,958
Kroger Co. (The)	1,697	41,101
Pantry, Inc. (The)*	46	551
Pricesmart, Inc.	54	3,758
Ruddick Corp.	114	4,861
Safeway, Inc.(a)	943	19,841
Spartan Stores, Inc.	55	1,017
SUPERVALU, Inc.	710	5,765
Sysco Corp.	1,394	40,886
United Natural Foods, Inc.*	103	4,121
Walgreen Co.	2,382	78,749
Wal-Mart Stores, Inc.	9,053	541,007
Weis Markets, Inc.	58	2,316
Whole Foods Market, Inc.(a)	198	13,777

Total Food & Staples Retailing		951,126

Investments	Shares	Value
Food Products—1.7%
Archer-Daniels-Midland Co.	2,558	$73,159
B&G Foods, Inc.	80	1,926
Cal-Maine Foods, Inc.	86	3,145
Campbell Soup Co.(a)	856	28,453
Chiquita Brands International, Inc.*	155	1,293
ConAgra Foods, Inc.	942	24,869
Corn Products International, Inc.	202	10,623
Darling International, Inc.*	505	6,712
Dean Foods Co.*	327	3,662
Diamond Foods, Inc.(a)	56	1,807
Flowers Foods, Inc.(a)	244	4,631
General Mills, Inc.	1,433	57,908
Green Mountain Coffee Roasters, Inc.*(a)	107	4,799
H.J. Heinz Co.	615	33,235
Hershey Co. (The)	386	23,847
Hormel Foods Corp.(a)	580	16,988
J&J Snack Foods Corp.	33	1,758
J.M. Smucker Co. (The)	231	18,057
Kellogg Co.	825	41,720
Kraft Foods, Inc. Class A	3,102	115,891
Lancaster Colony Corp.	79	5,478
McCormick & Co., Inc.	292	14,723
Mead Johnson Nutrition Co.	243	16,701
Sara Lee Corp.	620	11,730
Seneca Foods Corp. Class A*	67	1,730
Smithfield Foods, Inc.*	565	13,718
TreeHouse Foods, Inc.*	65	4,250
Tyson Foods, Inc. Class A	1,338	27,616

Total Food Products		570,429

Gas Utilities—0.3%
AGL Resources, Inc.(a)	222	9,382
Atmos Energy Corp.	249	8,304
Laclede Group, Inc. (The)	58	2,347
National Fuel Gas Co.	107	5,947
New Jersey Resources Corp.	80	3,936
Northwest Natural Gas Co.	66	3,163
Oneok, Inc.	177	15,344
Piedmont Natural Gas Co., Inc.(a)	145	4,927
Questar Corp.	415	8,242
South Jersey Industries, Inc.(a)	86	4,886
Southwest Gas Corp.	113	4,801
UGI Corp.	294	8,644
WGL Holdings, Inc.	125	5,528

Total Gas Utilities		85,451

Health Care Equipment & Supplies—1.5%
Align Technology, Inc.*	128	3,037
Baxter International, Inc.	1,520	75,210
Becton Dickinson and Co.	564	42,142
Boston Scientific Corp.*(a)	4,090	21,841
C.R. Bard, Inc.	217	18,554
CareFusion Corp.*	403	10,240
Conceptus, Inc.*	193	2,440
CONMED Corp.*	90	2,310
Cooper Cos., Inc. (The)	97	6,840
Cyberonics, Inc.*	67	2,245
DENTSPLY International, Inc.(a)	292	10,217
Edwards Lifesciences Corp.*(a)	96	6,787
Gen-Probe, Inc.*(a)	41	2,424
Greatbatch, Inc.*	75	1,658
Haemonetics Corp.*	43	2,632
Hill-Rom Holdings, Inc.	136	4,582
Hologic, Inc.*	172	3,012

See Notes to Schedule of Investments.

5        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
IDEXX Laboratories, Inc.*	79	$6,080
Intuitive Surgical, Inc.*	40	18,520
Masimo Corp.*	115	2,149
Medtronic, Inc.	3,044	116,433
NuVasive, Inc.*	190	2,392
ResMed, Inc.*	227	5,766
Sirona Dental Systems, Inc.*(a)	82	3,611
St. Jude Medical, Inc.	889	30,493
STERIS Corp.(a)	149	4,443
Stryker Corp.	875	43,496
Teleflex, Inc.(a)	81	4,964
Thoratec Corp.*	65	2,181
Varian Medical Systems, Inc.*	218	14,634
West Pharmaceutical Services, Inc.	72	2,732
Zimmer Holdings, Inc.*	569	30,396

Total Health Care Equipment & Supplies		504,461

Health Care Providers & Services—2.8%
Aetna, Inc.	1,585	66,871
Amedisys, Inc.*	208	2,269
AMERIGROUP Corp.*(a)	176	10,398
AmerisourceBergen Corp.	686	25,512
Amsurg Corp.*	99	2,578
Cardinal Health, Inc.	765	31,067
Catalyst Health Solutions, Inc.*	57	2,964
Centene Corp.*	111	4,395
Chemed Corp.	73	3,738
CIGNA Corp.	1,133	47,586
Community Health Systems, Inc.*	579	10,104
Coventry Health Care, Inc.*	600	18,222
DaVita, Inc.*	200	15,162
Ensign Group, Inc. (The)	99	2,426
Express Scripts, Inc.*	966	43,171
Five Star Quality Care, Inc.*	1,027	3,081
Hanger Orthopedic Group, Inc.*	94	1,757
HCA Holdings, Inc.*	1,115	24,563
Health Management Associates, Inc. Class A*	960	7,075
Health Net, Inc.*	301	9,156
Healthspring, Inc.*	177	9,654
Healthways, Inc.*	197	1,351
Henry Schein, Inc.*(a)	207	13,337
Humana, Inc.	590	51,690
Kindred Healthcare, Inc.*	173	2,036
Laboratory Corp. of America Holdings*	229	19,687
Landauer, Inc.	17	876
LifePoint Hospitals, Inc.*	203	7,541
Lincare Holdings, Inc.	269	6,916
Magellan Health Services, Inc.*	95	4,700
McKesson Corp.	601	46,824
Medco Health Solutions, Inc.*	910	50,869
Mednax, Inc.*(a)	132	9,505
Molina Healthcare, Inc.*	202	4,511
National Healthcare Corp.(a)	30	1,257
Omnicare, Inc.(a)	185	6,373
Owens & Minor, Inc.	138	3,835
Patterson Cos., Inc.	310	9,151
PSS World Medical, Inc.*(a)	122	2,951
Quest Diagnostics, Inc.(a)	427	24,792
Select Medical Holdings Corp.*(a)	517	4,384
Team Health Holdings, Inc.*	106	2,339
Tenet Healthcare Corp.*	1,249	6,407
Triple-S Management Corp. Class B*	164	3,283
UnitedHealth Group, Inc.	3,614	183,158
Universal American Corp.	437	5,554
Universal Health Services, Inc. Class B	300	11,658

Investments	Shares	Value
VCA Antech, Inc.*	205	$4,049
Wellcare Health Plans, Inc.*	122	6,405
WellPoint, Inc.	1,499	99,309

Total Health Care Providers & Services		936,497

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.*	103	1,951
Cerner Corp.*(a)	185	11,331
Quality Systems, Inc.(a)	61	2,256

Total Health Care Technology		15,538

Hotels, Restaurants & Leisure—1.4%
Ameristar Casinos, Inc.	84	1,452
Bally Technologies, Inc.*	103	4,075
Bob Evans Farms, Inc.	110	3,689
Bravo Brio Restaurant Group, Inc.*	132	2,264
Brinker International, Inc.(a)	236	6,315
Buffalo Wild Wings, Inc.*	28	1,890
CEC Entertainment, Inc.	94	3,238
Cheesecake Factory, Inc. (The)*	78	2,289
Chipotle Mexican Grill, Inc.*	22	7,430
Choice Hotels International, Inc.(a)	121	4,604
Churchill Downs, Inc.	37	1,929
Cracker Barrel Old Country Store, Inc.	103	5,192
Darden Restaurants, Inc.(a)	335	15,269
Domino’s Pizza, Inc.*(a)	159	5,398
Einstein Noah Restaurant Group, Inc.	95	1,503
Hyatt Hotels Corp. Class A*	65	2,447
International Game Technology	586	10,079
International Speedway Corp. Class A	132	3,346
Interval Leisure Group, Inc.*	136	1,851
Jack In The Box, Inc.*	159	3,323
Las Vegas Sands Corp.*	839	35,850
Life Time Fitness, Inc.*(a)	86	4,021
Marriott International, Inc. Class A	281	8,197
McDonald’s Corp.	1,893	189,925
Panera Bread Co. Class A*(a)	44	6,224
Papa John’s International, Inc.*	95	3,580
Penn National Gaming, Inc.*	129	4,911
Sonic Corp.*	175	1,178
Speedway Motorsports, Inc.	75	1,150
Starbucks Corp.	995	45,780
Starwood Hotels & Resorts Worldwide, Inc.	307	14,727
Texas Roadhouse, Inc.	129	1,922
Vail Resorts, Inc.(a)	24	1,017
WMS Industries, Inc.*(a)	95	1,949
Wyndham Worldwide Corp.	441	16,683
Wynn Resorts Ltd.(a)	146	16,132
Yum! Brands, Inc.	749	44,198

Total Hotels, Restaurants & Leisure		485,027

Household Durables—0.3%
American Greetings Corp. Class A	224	2,802
Blyth, Inc.	31	1,761
D.R. Horton, Inc.	343	4,325
Harman International Industries, Inc.(a)	119	4,527
Jarden Corp.	239	7,141
La-Z-Boy, Inc.*	206	2,452
Leggett & Platt, Inc.(a)	275	6,336
Lennar Corp. Class A(a)	148	2,908
Mohawk Industries, Inc.*	106	6,344
Newell Rubbermaid, Inc.	851	13,744
NVR, Inc.*	10	6,860
Tempur-Pedic International, Inc.*	144	7,564
Toll Brothers, Inc.*	149	3,043
Tupperware Brands Corp.	162	9,067

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        6

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Whirlpool Corp.(a)	462	$21,922

Total Household Durables		100,796

Household Products—1.8%
Central Garden and Pet Co. Class A*	247	2,055
Church & Dwight Co., Inc.	268	12,264
Clorox Co. (The)	286	19,036
Colgate-Palmolive Co.	909	83,982
Energizer Holdings, Inc.*	133	10,305
Kimberly-Clark Corp.	896	65,910
Procter & Gamble Co. (The)	5,914	394,523
WD-40 Co.	38	1,535

Total Household Products		589,610

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)*	523	6,192
Constellation Energy Group, Inc.	158	6,268
NRG Energy, Inc.*	626	11,343
Ormat Technologies, Inc.(a)	74	1,334

Total Independent Power Producers & Energy Traders		25,137

Industrial Conglomerates—1.8%
3M Co.	1,775	145,071
Carlisle Cos., Inc.(a)	122	5,405
Danaher Corp.	1,377	64,774
General Electric Co.	21,738	389,327
Raven Industries, Inc.	29	1,795
Seaboard Corp.*	5	10,180

Total Industrial Conglomerates		616,552

Insurance—4.2%
Aflac, Inc.	2,272	98,287
Alleghany Corp.*(a)	14	3,994
Allstate Corp. (The)	677	18,557
American Equity Investment Life Holding Co.	229	2,382
American Financial Group, Inc.	352	12,985
American National Insurance Co.	63	4,601
AMERISAFE, Inc.*	106	2,465
Amtrust Financial Services, Inc.	261	6,199
Aon Corp.	674	31,543
Arthur J. Gallagher & Co.	176	5,885
Assurant, Inc.	435	17,861
Berkshire Hathaway, Inc. Class B*	4,897	373,641
Brown & Brown, Inc.(a)	280	6,336
Chubb Corp. (The)	869	60,152
Cincinnati Financial Corp.	141	4,295
CNA Financial Corp.	884	23,647
CNO Financial Group, Inc.*	2,177	13,737
Crawford & Co. Class B	353	2,174
Delphi Financial Group, Inc. Class A	265	11,739
Employers Holdings, Inc.	140	2,533
Erie Indemnity Co. Class A	93	7,269
FBL Financial Group, Inc. Class A	163	5,545
Fidelity National Financial, Inc. Class A	703	11,199
First American Financial Corp.(a)	395	5,005
Genworth Financial, Inc. Class A*	298	1,952
Hanover Insurance Group, Inc. (The)	51	1,782
Hartford Financial Services Group, Inc.	2,006	32,598
HCC Insurance Holdings, Inc.	348	9,570
Horace Mann Educators Corp.	178	2,440
Infinity Property & Casualty Corp.	56	3,177
Kemper Corp.	125	3,651
Lincoln National Corp.	1,986	38,568
Loews Corp.	1,141	42,959

Investments	Shares	Value
Markel Corp.*	19	$7,879
Marsh & McLennan Cos., Inc.	838	26,498
Meadowbrook Insurance Group, Inc.	162	1,730
Mercury General Corp.(a)	120	5,474
MetLife, Inc.	4,290	133,762
National Western Life Insurance Co. Class A	22	2,996
Navigators Group, Inc. (The)*	37	1,764
Phoenix Cos., Inc. (The)*	1,289	2,166
Primerica, Inc.	330	7,669
Principal Financial Group, Inc.	1,134	27,896
ProAssurance Corp.	112	8,940
Progressive Corp. (The)	1,794	35,001
Protective Life Corp.	482	10,874
Prudential Financial, Inc.	2,113	105,904
Reinsurance Group of America, Inc.	380	19,855
RLI Corp.(a)	83	6,047
Safety Insurance Group, Inc.	69	2,793
Selective Insurance Group, Inc.	93	1,649
StanCorp Financial Group, Inc.	201	7,387
Symetra Financial Corp.(a)	533	4,834
Torchmark Corp.	420	18,224
Tower Group, Inc.(a)	109	2,199
Transatlantic Holdings, Inc.	78	4,269
Travelers Cos., Inc. (The)	1,124	66,507
Universal Insurance Holdings, Inc.	819	2,932
Unum Group	1,507	31,752
W.R. Berkley Corp.(a)	413	14,203

Total Insurance		1,429,932

Internet & Catalog Retail—0.3%
Amazon.com, Inc.*	159	27,523
Expedia, Inc.(a)	299	8,677
HSN, Inc.	73	2,647
Liberty Interactive Corp. Class A*	1,089	17,658
NetFlix, Inc.*(a)	98	6,790
priceline.com, Inc.*	68	31,804
Tripadvisor, Inc.*	299	7,538

Total Internet & Catalog Retail		102,637

Internet Software & Services—1.4%
Akamai Technologies, Inc.*	220	7,102
Ancestry.com, Inc.*	91	2,089
AOL, Inc.*	138	2,084
Digital River, Inc.*	113	1,697
Earthlink, Inc.	488	3,143
eBay, Inc.*	2,081	63,117
Equinix, Inc.*	14	1,420
Google, Inc. Class A*	537	346,848
InterActiveCorp	81	3,451
j2 Global, Inc.(a)	100	2,814
Keynote Systems, Inc.	89	1,828
Rackspace Hosting, Inc.*(a)	42	1,806
United Online, Inc.	365	1,986
ValueClick, Inc.*(a)	301	4,903
VeriSign, Inc.(a)	78	2,786
WebMD Health Corp.*	48	1,802
Yahoo!, Inc.*	2,305	37,180

Total Internet Software & Services		486,056

IT Services—3.1%
Acxiom Corp.*	117	1,429
Alliance Data Systems Corp.*(a)	109	11,319
Automatic Data Processing, Inc.	842	45,476
Booz Allen Hamilton Holding Corp. Class A*	275	4,744
Broadridge Financial Solutions, Inc.	297	6,697

See Notes to Schedule of Investments.

7        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
CACI International, Inc. Class A*(a)	76	$4,250
Cardtronics, Inc.*	89	2,408
Cognizant Technology Solutions Corp. Class A*	422	27,139
Computer Sciences Corp.(a)	961	22,776
Convergys Corp.*	264	3,371
CoreLogic, Inc.*	94	1,215
CSG Systems International, Inc.*	149	2,192
DST Systems, Inc.	185	8,421
Euronet Worldwide, Inc.*	71	1,312
Fidelity National Information Services, Inc.	619	16,459
Fiserv, Inc.*	278	16,330
Fleetcor Technologies, Inc.*	118	3,525
Gartner, Inc.*(a)	138	4,798
Global Payments, Inc.	170	8,055
International Business Machines Corp.	2,642	485,811
Jack Henry & Associates, Inc.	190	6,386
Lender Processing Services, Inc.	320	4,822
Mantech International Corp. Class A	142	4,436
Mastercard, Inc. Class A	223	83,139
MAXIMUS, Inc.	90	3,721
NeuStar, Inc. Class A*	181	6,185
Paychex, Inc.	655	19,722
SAIC, Inc.*	1,345	16,530
Sapient Corp.	324	4,082
Syntel, Inc.	122	5,706
TeleTech Holdings, Inc.*	260	4,212
Teradata Corp.*(a)	225	10,915
Total System Services, Inc.	444	8,685
Unisys Corp.*	263	5,184
VeriFone Systems, Inc.*	92	3,268
Visa, Inc. Class A	1,293	131,278
Western Union Co. (The)	1,801	32,886
Wright Express Corp.*	69	3,745

Total IT Services		1,032,629

Leisure Equipment & Products—0.1%
Hasbro, Inc.	347	11,066
Mattel, Inc.	879	24,401
Polaris Industries, Inc.	132	7,389

Total Leisure Equipment & Products		42,856

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.*	940	32,834
Bio-Rad Laboratories, Inc. Class A*	65	6,243
Bruker Corp.*	271	3,366
Charles River Laboratories International, Inc.*	92	2,514
Covance, Inc.*	120	5,487
Illumina, Inc.*(a)	100	3,048
Life Technologies Corp.*	296	11,517
Mettler-Toledo International, Inc.*(a)	48	7,090
PAREXEL International Corp.*	116	2,406
PerkinElmer, Inc.	299	5,980
Techne Corp.	72	4,915
Thermo Fisher Scientific, Inc.*	727	32,693
Waters Corp.*	182	13,477

Total Life Sciences Tools & Services		131,570

Machinery—2.3%
Actuant Corp. Class A	234	5,309
AGCO Corp.*	286	12,289
Albany International Corp. Class A	84	1,942
Astec Industries, Inc.*	80	2,577
Barnes Group, Inc.	149	3,592
Blount International, Inc.*	130	1,888
Briggs & Stratton Corp.	150	2,324

Investments	Shares	Value
Caterpillar, Inc.	1,620	$146,772
Chart Industries, Inc.*	24	1,298
CLARCOR, Inc.	103	5,149
Crane Co.	107	4,998
Cummins, Inc.	570	50,171
Deere & Co.	1,179	91,196
Donaldson Co., Inc.	125	8,510
Dover Corp.	494	28,677
Eaton Corp.	1,014	44,139
EnPro Industries, Inc.*	79	2,605
ESCO Technologies, Inc.	58	1,669
Flowserve Corp.	130	12,912
Gardner Denver, Inc.	104	8,014
Graco, Inc.(a)	134	5,479
Harsco Corp.	114	2,346
IDEX Corp.(a)	219	8,127
Illinois Tool Works, Inc.	1,387	64,787
ITT Corp.	944	18,248
John Bean Technologies Corp.	87	1,337
Joy Global, Inc.	251	18,818
Kaydon Corp.	85	2,593
Kennametal, Inc.	210	7,669
Lincoln Electric Holdings, Inc.	161	6,298
Meritor, Inc.*	436	2,320
Middleby Corp.*(a)	39	3,668
Mueller Industries, Inc.	98	3,765
NACCO Industries, Inc. Class A	43	3,836
Nordson Corp.(a)	151	6,218
Oshkosh Corp.*	531	11,353
PACCAR, Inc.	691	25,892
Pall Corp.	208	11,887
Parker Hannifin Corp.	469	35,761
Pentair, Inc.(a)	190	6,325
Robbins & Myers, Inc.	80	3,884
Sauer-Danfoss, Inc.*	263	9,523
Snap-On, Inc.	167	8,454
SPX Corp.	105	6,328
Stanley Black & Decker, Inc.	292	19,739
Timken Co. (The)	354	13,703
Toro Co. (The)	76	4,610
TriMas Corp.*	105	1,885
Trinity Industries, Inc.	150	4,509
Valmont Industries, Inc.	69	6,265
WABCO Holdings, Inc.*	247	10,720
Wabtec Corp.	102	7,135
Watts Water Technologies, Inc. Class A	105	3,592
Woodward, Inc.	128	5,239

Total Machinery		788,344

Marine—0.0%
Alexander & Baldwin, Inc.	49	2,000
International Shipholding Corp.	82	1,533
Kirby Corp.*	101	6,650

Total Marine		10,183

Media—3.0%
AMC Networks, Inc. Class A*	68	2,555
Arbitron, Inc.	54	1,858
Belo Corp. Class A	402	2,533
Cablevision Systems Corp. Class A	553	7,864
CBS Corp. Class B	1,599	43,397
Cinemark Holdings, Inc.	338	6,250
Comcast Corp. Class A	4,849	114,970
Cumulus Media, Inc. Class A*	603	2,014
DIRECTV Class A*	1,761	75,300
Discovery Communications, Inc. Class C*(a)	769	28,991

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        8

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
DISH Network Corp. Class A	1,755	$49,982
DreamWorks Animation SKG, Inc. Class A*(a)	236	3,916
Entercom Communications Corp. Class A*	410	2,521
Gannett Co., Inc.	1,266	16,926
Harte-Hanks, Inc.	388	3,527
Interpublic Group of Cos., Inc. (The)	1,333	12,970
John Wiley & Sons, Inc. Class A	130	5,772
Madison Square Garden, Inc. Class A*	71	2,033
McGraw-Hill Cos., Inc. (The)	698	31,389
Meredith Corp.(a)	164	5,355
Morningstar, Inc.(a)	62	3,686
News Corp. Class A	6,164	109,966
Omnicom Group, Inc.	634	28,264
Regal Entertainment Group Class A(a)	235	2,806
Scholastic Corp.	139	4,166
Scripps Networks Interactive, Inc. Class A(a)	356	15,102
Sinclair Broadcast Group, Inc. Class A	264	2,991
Sirius XM Radio, Inc.*(a)	4,423	8,050
Time Warner Cable, Inc.	770	48,949
Time Warner, Inc.	2,847	102,891
Valassis Communications, Inc.*	170	3,269
Viacom, Inc. Class B	1,725	78,332
Virgin Media, Inc.	144	3,079
Walt Disney Co. (The)	4,513	169,237
Washington Post Co. (The) Class B	19	7,159
World Wrestling Entertainment, Inc. Class A(a)	190	1,771

Total Media		1,009,841

Metals & Mining—1.5%
Alcoa, Inc.	3,440	29,756
Allegheny Technologies, Inc.	156	7,457
AMCOL International Corp.(a)	89	2,390
Carpenter Technology Corp.(a)	67	3,449
Century Aluminum Co.*	252	2,144
Cliffs Natural Resources, Inc.	886	55,242
Coeur D’alene Mines Corp.*	86	2,076
Compass Minerals International, Inc.	68	4,682
Freeport-McMoRan Copper & Gold, Inc.	4,554	167,542
Globe Specialty Metals, Inc.(a)	189	2,531
Hecla Mining Co.	579	3,028
Materion Corp.*	77	1,870
Metals USA Holdings Corp.*	166	1,867
Molycorp, Inc.*(a)	82	1,966
Newmont Mining Corp.	1,257	75,433
Noranda Aluminum Holding Corp.	612	5,049
Nucor Corp.	481	19,033
Reliance Steel & Aluminum Co.	218	10,614
Royal Gold, Inc.	32	2,158
Schnitzer Steel Industries, Inc. Class A	81	3,425
Southern Copper Corp.	2,422	73,096
Steel Dynamics, Inc.	627	8,245
Stillwater Mining Co.*	391	4,090
Titanium Metals Corp.	257	3,850
Walter Energy, Inc.(a)	177	10,719
Worthington Industries, Inc.	233	3,816

Total Metals & Mining		505,528

Multiline Retail—0.9%
99 Cents Only Stores*	179	3,929
Big Lots, Inc.*	219	8,269
Dillard’s, Inc. Class A(a)	157	7,046
Dollar General Corp.*	578	23,779
Dollar Tree, Inc.*	202	16,788
Family Dollar Stores, Inc.	242	13,954

Investments	Shares	Value
J.C. Penney Co., Inc.(a)	293	$10,299
Kohl’s Corp.	812	40,072
Macy’s, Inc.(a)	1,227	39,485
Nordstrom, Inc.	483	24,010
Saks, Inc.*	241	2,350
Target Corp.	1,872	95,884

Total Multiline Retail		285,865

Multi-Utilities—1.3%
Alliant Energy Corp.	258	11,380
Ameren Corp.	619	20,507
Avista Corp.	151	3,888
Black Hills Corp.	65	2,183
CenterPoint Energy, Inc.	1,399	28,106
CH Energy Group, Inc.	63	3,678
CMS Energy Corp.	764	16,869
Consolidated Edison, Inc.	651	40,381
Dominion Resources, Inc.	528	28,026
DTE Energy Co.	493	26,844
Integrys Energy Group, Inc.(a)	143	7,748
MDU Resources Group, Inc.(a)	397	8,520
NiSource, Inc.	634	15,096
NorthWestern Corp.	118	4,223
NSTAR(a)	256	12,022
OGE Energy Corp.	236	13,384
PG&E Corp.	983	40,519
Public Service Enterprise Group, Inc.	999	32,977
SCANA Corp.	328	14,780
Sempra Energy	863	47,465
TECO Energy, Inc.	450	8,613
Vectren Corp.	178	5,381
Wisconsin Energy Corp.	487	17,025
Xcel Energy, Inc.	1,115	30,819

Total Multi-Utilities		440,434

Office Electronics—0.1%
Xerox Corp.	4,108	32,700
Zebra Technologies Corp. Class A*	128	4,580

Total Office Electronics		37,280

Oil, Gas & Consumable Fuels—12.0%
Alpha Natural Resources, Inc.*	86	1,757
Anadarko Petroleum Corp.	264	20,151
Apache Corp.	1,428	129,348
Arch Coal, Inc.	257	3,729
Berry Petroleum Co. Class A	127	5,337
Bill Barrett Corp.*	79	2,692
Cabot Oil & Gas Corp.	44	3,340
Chesapeake Energy Corp.	1,671	37,247
Chevron Corp.	8,641	919,402
Cimarex Energy Co.	277	17,146
Clayton Williams Energy, Inc.*	39	2,959
Cloud Peak Energy, Inc.*	247	4,772
Concho Resources, Inc.*(a)	176	16,500
ConocoPhillips	4,814	350,796
Consol Energy, Inc.(a)	478	17,543
Contango Oil & Gas Co.*	50	2,909
Continental Resources, Inc.*(a)	250	16,677
CVR Energy, Inc.*	440	8,241
Delek US Holdings, Inc.	282	3,218
Denbury Resources, Inc.*(a)	1,098	16,580
Devon Energy Corp.	1,166	72,292
El Paso Corp.	411	10,920
Energen Corp.	246	12,300
EOG Resources, Inc.	199	19,603
EQT Corp.	231	12,656
EXCO Resources, Inc.(a)	631	6,594
Exxon Mobil Corp.	17,356	1,471,095

See Notes to Schedule of Investments.

9        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Forest Oil Corp.*	239	$3,238
Gulfport Energy Corp.*	105	3,092
Hess Corp.	901	51,177
HollyFrontier Corp.(a)	1,057	24,734
Kinder Morgan, Inc.(a)	487	15,667
Marathon Oil Corp.	2,295	67,175
Marathon Petroleum Corp.	2,433	80,995
Murphy Oil Corp.	634	35,339
Newfield Exploration Co.*	414	15,620
Noble Energy, Inc.	299	28,223
Oasis Petroleum, Inc.*	96	2,793
Occidental Petroleum Corp.	2,238	209,701
Peabody Energy Corp.	861	28,508
Pioneer Natural Resources Co.	186	16,643
Plains Exploration & Production Co.*	269	9,878
QEP Resources, Inc.	366	10,724
Rosetta Resources, Inc.*	45	1,957
SandRidge Energy, Inc.*	971	7,923
SM Energy Co.	82	5,994
Southern Union Co.	248	10,443
Southwestern Energy Co.*	631	20,154
Spectra Energy Corp.(a)	1,392	42,804
Stone Energy Corp.*(a)	216	5,698
Swift Energy Co.*	87	2,586
Tesoro Corp.*	813	18,992
Valero Energy Corp.	3,119	65,655
Vanguard Natural Resources LLC	88	2,431
W&T Offshore, Inc.	280	5,939
Western Refining, Inc.*	454	6,034
Whiting Petroleum Corp.*	341	15,921
Williams Cos., Inc. (The)	941	31,072
World Fuel Services Corp.(a)	179	7,514

Total Oil, Gas & Consumable Fuels		4,040,428

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.	151	5,049
Clearwater Paper Corp.*	100	3,561
International Paper Co.(a)	1,463	43,305
KapStone Paper and Packaging Corp.*	251	3,951
MeadWestvaco Corp.(a)	249	7,457
PH Glatfelter Co.	202	2,852
Schweitzer-Mauduit International, Inc.	32	2,127

Total Paper & Forest Products		68,302

Personal Products—0.2%
Avon Products, Inc.	1,402	24,493
Elizabeth Arden, Inc.*	47	1,741
Estee Lauder Cos., Inc. (The) Class A	271	30,439
Nu Skin Enterprises, Inc. Class A	126	6,120
Revlon, Inc. Class A*	686	10,201
USANA Health Sciences, Inc.*(a)	58	1,761

Total Personal Products		74,755

Pharmaceuticals—4.8%
Abbott Laboratories	3,746	210,638
Akorn, Inc.*	205	2,280
Allergan, Inc.	350	30,709
Bristol-Myers Squibb Co.	3,605	127,040
DepoMed, Inc.*	619	3,207
Eli Lilly & Co.	4,004	166,406
Endo Pharmaceuticals Holdings, Inc.*	249	8,598
Forest Laboratories, Inc.*	1,236	37,401
Hi-Tech Pharmacal Co., Inc.*	46	1,789
Hospira, Inc.*	454	13,788
Impax Laboratories, Inc.*	219	4,417
Jazz Pharmaceuticals, Inc.*	99	3,824
Johnson & Johnson	6,270	411,187

Investments	Shares	Value
Medicines Co. (The)*	244	$4,548
Medicis Pharmaceutical Corp. Class A(a)	124	4,123
Merck & Co., Inc.	3,901	147,068
Mylan, Inc.*	793	17,018
Par Pharmaceutical Cos., Inc.*	81	2,651
Perrigo Co.	121	11,773
Pfizer, Inc.	17,720	383,461
Questcor Pharmaceuticals, Inc.*	61	2,536
Salix Pharmaceuticals Ltd.*	50	2,393
Viropharma, Inc.*	201	5,505
Watson Pharmaceuticals, Inc.*	139	8,387

Total Pharmaceuticals		1,610,747

Professional Services—0.2%
Corporate Executive Board Co. (The)	67	2,553
Dun & Bradstreet Corp.	101	7,558
Equifax, Inc.	217	8,407
FTI Consulting, Inc.*(a)	104	4,412
IHS, Inc. Class A*	66	5,686
Insperity, Inc.	113	2,864
Kelly Services, Inc. Class A	141	1,929
Korn/Ferry International*	139	2,371
Manpower, Inc.(a)	196	7,007
Pendrell Corp.*	3,293	8,430
Robert Half International, Inc.	166	4,724
Towers Watson & Co. Class A	102	6,113
Verisk Analytics, Inc. Class A*	198	7,946

Total Professional Services		70,000

Real Estate Investment Trusts (REITs)—0.7%
Alexander’s, Inc.	8	2,960
Alexandria Real Estate Equities, Inc.	56	3,862
AvalonBay Communities, Inc.	52	6,791
BioMed Realty Trust, Inc.	73	1,320
Boston Properties, Inc.	67	6,673
BRE Properties, Inc.	23	1,161
Digital Realty Trust, Inc.(a)	73	4,867
Entertainment Properties Trust(a)	45	1,967
Equity Lifestyle Properties, Inc.	36	2,401
Equity One, Inc.(a)	154	2,615
Essex Property Trust, Inc.	6	843
Extra Space Storage, Inc.	53	1,284
Federal Realty Investment Trust	58	5,264
Getty Realty Corp.(a)	258	3,599
HCP, Inc.(a)	439	18,188
Health Care REIT, Inc.	68	3,708
Hospitality Properties Trust	91	2,091
Kimco Realty Corp.	267	4,336
Liberty Property Trust	160	4,941
LTC Properties, Inc.	86	2,654
Mack-Cali Realty Corp.	114	3,043
National Health Investors, Inc.	87	3,826
National Retail Properties, Inc.(a)	114	3,007
Omega Healthcare Investors, Inc.	81	1,567
Piedmont Office Realty Trust, Inc. Class A	169	2,880
Plum Creek Timber Co., Inc.(a)	193	7,056
Potlatch Corp.	90	2,800
PS Business Parks, Inc.	33	1,829
Public Storage	141	18,959
Rayonier, Inc.	276	12,318
Realty Income Corp.	134	4,685
Senior Housing Properties Trust(a)	230	5,161
Simon Property Group, Inc.	228	29,398
SL Green Realty Corp.	271	18,060
Taubman Centers, Inc.	28	1,739

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        10

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Ventas, Inc.	144	$7,939
Vornado Realty Trust	249	19,138
Weyerhaeuser Co.	688	12,845

Total Real Estate Investment Trusts (REITs)		237,775

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A*(a)	583	8,873
Howard Hughes Corp. (The)*	68	3,004
Jones Lang LaSalle, Inc.	84	5,146

Total Real Estate Management & Development		17,023

Road & Rail—0.9%
Amerco, Inc.	52	4,597
Con-way, Inc.	91	2,653
CSX Corp.	2,926	61,622
Dollar Thrifty Automotive Group*(a)	64	4,497
Genesee & Wyoming, Inc. Class A*	74	4,483
Heartland Express, Inc.(a)	146	2,086
Hertz Global Holdings, Inc.*	258	3,024
JB Hunt Transport Services, Inc.	224	10,096
Kansas City Southern*	127	8,637
Knight Transportation, Inc.	120	1,877
Landstar System, Inc.	94	4,504
Norfolk Southern Corp.	873	63,607
Old Dominion Freight Line, Inc.*(a)	115	4,661
Ryder System, Inc.	79	4,198
Union Pacific Corp.	1,039	110,072
Werner Enterprises, Inc.	124	2,988

Total Road & Rail		293,602

Semiconductors & Semiconductor Equipment—3.1%
Advanced Energy Industries, Inc.*	199	2,135
Advanced Micro Devices, Inc.*	1,744	9,418
Altera Corp.	814	30,199
Amkor Technology, Inc.*	1,209	5,271
Analog Devices, Inc.	829	29,662
Applied Materials, Inc.	5,494	58,841
Atmel Corp.*	1,769	14,329
Broadcom Corp. Class A*	1,083	31,797
Brooks Automation, Inc.	405	4,159
Cabot Microelectronics Corp.*	39	1,843
Cirrus Logic, Inc.*	394	6,245
Cree, Inc.*(a)	88	1,940
Cymer, Inc.*	94	4,677
Cypress Semiconductor Corp.*	254	4,290
Diodes, Inc.*(a)	179	3,813
Entegris, Inc.*	627	5,471
Entropic Communications, Inc.*	333	1,702
Fairchild Semiconductor International, Inc.*	504	6,068
First Solar, Inc.*(a)	472	15,935
GT Advanced Technologies, Inc.*(a)	1,043	7,551
Hittite Microwave Corp.*	54	2,667
Integrated Device Technology, Inc.*	367	2,004
Integrated Silicon Solution, Inc.*	210	1,919
Intel Corp.	18,348	444,939
International Rectifier Corp.*	176	3,418
Intersil Corp. Class A	227	2,370
KLA-Tencor Corp.	559	26,972
Kulicke & Soffa Industries, Inc.*	606	5,606
Lam Research Corp.*	488	18,066
Lattice Semiconductor Corp.*	299	1,776
Linear Technology Corp.	609	18,288
LSI Corp.*	391	2,326
Maxim Integrated Products, Inc.	660	17,186
Microchip Technology, Inc.(a)	414	15,165
Micron Technology, Inc.*	2,278	14,329

Investments	Shares	Value
Microsemi Corp.*	111	$1,859
MKS Instruments, Inc.	221	6,148
Nanometrics, Inc.*	110	2,026
Novellus Systems, Inc.*	299	12,346
NVIDIA Corp.*(a)	1,325	18,364
Omnivision Technologies, Inc.*	365	4,466
ON Semiconductor Corp.*	588	4,539
PMC—Sierra, Inc.*	622	3,427
RF Micro Devices, Inc.*(a)	638	3,445
Rubicon Technology, Inc.*	191	1,793
Semtech Corp.*	138	3,425
Silicon Laboratories, Inc.*(a)	42	1,824
Skyworks Solutions, Inc.*	495	8,029
Spansion, Inc. Class A*	177	1,466
Teradyne, Inc.*(a)	763	10,400
Texas Instruments, Inc.(a)	3,303	96,150
TriQuint Semiconductor, Inc.*	429	2,089
Veeco Instruments, Inc.*(a)	374	7,779
Xilinx, Inc.	705	22,602

Total Semiconductors & Semiconductor Equipment		1,034,554

Software—3.8%
ACI Worldwide, Inc.*	60	1,718
Activision Blizzard, Inc.	1,936	23,851
Adobe Systems, Inc.*	1,083	30,616
ANSYS, Inc.*	132	7,561
Autodesk, Inc.*	276	8,371
BMC Software, Inc.*	384	12,587
CA, Inc.	1,304	26,360
Cadence Design Systems, Inc.*(a)	217	2,257
Citrix Systems, Inc.*	187	11,355
Compuware Corp.*	501	4,168
Ebix, Inc.(a)	119	2,630
Factset Research Systems, Inc.(a)	71	6,197
Isaac Corp.	99	3,548
Fortinet, Inc.*	78	1,701
Informatica Corp.*	105	3,878
Intuit, Inc.	452	23,771
JDA Software Group, Inc.*	64	2,073
Mentor Graphics Corp.*	201	2,726
MICROS Systems, Inc.*	102	4,751
Microsoft Corp.	29,832	774,439
MicroStrategy, Inc. Class A*	21	2,275
Oracle Corp.	9,658	247,728
Parametric Technology Corp.*	127	2,319
Progress Software Corp.*	180	3,483
Quest Software, Inc.*	125	2,325
Red Hat, Inc.*	82	3,386
Rovi Corp.*	84	2,065
S1 Corp.*	1,336	12,785
Salesforce.com, Inc.*(a)	6	609
SolarWinds, Inc.*	59	1,649
Solera Holdings, Inc.	99	4,409
SS&C Technologies Holdings, Inc.*	99	1,788
Symantec Corp.*	1,544	24,164
Synopsys, Inc.*(a)	271	7,371
TeleCommunication Systems, Inc. Class A*	673	1,582
TeleNav, Inc.*	258	2,015
TIBCO Software, Inc.*(a)	131	3,132
Tyler Technologies, Inc.*	47	1,415
VMware, Inc. Class A*	226	18,801

Total Software		1,297,859

Specialty Retail—2.2%
Aaron’s, Inc.	174	4,642
Abercrombie & Fitch Co. Class A	134	6,545

See Notes to Schedule of Investments.

11        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
Advance Auto Parts, Inc.	193	$13,439
Aeropostale, Inc.*	268	4,087
American Eagle Outfitters, Inc.	414	6,330
ANN, Inc.*	122	3,023
Ascena Retail Group, Inc.*	254	7,549
AutoNation, Inc.*(a)	286	10,545
AutoZone, Inc.*	92	29,897
Bed Bath & Beyond, Inc.*	518	30,028
Best Buy Co., Inc.(a)	1,651	38,584
Buckle, Inc. (The)(a)	160	6,539
Cabela’s, Inc.*	116	2,949
CarMax, Inc.*	388	11,826
Cato Corp. (The) Class A	82	1,984
Chico’s FAS, Inc.	437	4,868
Childrens Place Retail Stores, Inc. (The)*(a)	66	3,506
Dick’s Sporting Goods, Inc.	235	8,667
DSW, Inc. Class A	125	5,526
Express, Inc.*	225	4,486
Finish Line, Inc. (The) Class A	167	3,221
Foot Locker, Inc.	298	7,104
GameStop Corp. Class A*(a)	634	15,298
Gap, Inc. (The)	1,899	35,226
Genesco, Inc.*	42	2,593
Gnc Holdings, Inc. Class A*	116	3,358
Group 1 Automotive, Inc.(a)	39	2,020
Guess?, Inc.	335	9,990
hhgregg, Inc.*(a)	116	1,676
Hibbett Sports, Inc.*	43	1,943
Home Depot, Inc.	3,214	135,117
JOS A Bank Clothiers, Inc.*(a)	79	3,852
Lowe’s Cos., Inc.	2,531	64,237
Ltd. Brands, Inc.	708	28,568
Men’s Wearhouse, Inc. (The)	115	3,727
Monro Muffler Brake, Inc.	44	1,707
O’Reilly Automotive, Inc.*	213	17,029
Penske Automotive Group, Inc.(a)	306	5,891
PetSmart, Inc.	211	10,822
Pier 1 Imports, Inc.*(a)	425	5,920
RadioShack Corp.	566	5,496
Rent-A-Center, Inc.	161	5,957
Ross Stores, Inc.	490	23,290
Sally Beauty Holdings, Inc.*	389	8,220
Select Comfort Corp.*	176	3,817
Sonic Automotive, Inc. Class A(a)	255	3,777
Staples, Inc.	2,155	29,933
Systemax, Inc.*	236	3,873
Tiffany & Co.	200	13,252
TJX Cos., Inc.	826	53,318
Tractor Supply Co.	105	7,366
Ulta Salon Cosmetics & Fragrance, Inc.*	38	2,467
Urban Outfitters, Inc.*(a)	280	7,717
Wet Seal, Inc. (The) Class A*	420	1,369
Williams-Sonoma, Inc.	202	7,777

Total Specialty Retail		741,948

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.*	106	4,220
Coach, Inc.		510
Columbia Sportswear Co.(a)	104	4,841
Crocs, Inc.*	239	3,530
Deckers Outdoor Corp.*	70	5,290
Fossil, Inc.*(a)	130	10,317
G-III Apparel Group Ltd.*	82	2,043

Investments	Shares	Value
Hanesbrands, Inc.*	314	$6,864
Iconix Brand Group, Inc.*	241	3,926
Jones Group, Inc. (The)	201	2,121
Maidenform Brands, Inc.*	95	1,738
NIKE, Inc. Class B	794	76,518
PVH Corp.	102	7,190
Ralph Lauren Corp. Class A	164	22,645
Steven Madden Ltd.*	136	4,692
True Religion Apparel, Inc.*	49	1,694
Under Armour, Inc. Class A*(a)	47	3,374
Vera Bradley, Inc.*(a)	48	1,548
VF Corp.	236	29,970
Warnaco Group, Inc. (The)*(a)	139	6,956
Wolverine World Wide, Inc.	143	5,096

Total Textiles, Apparel & Luxury Goods		235,703

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	161	1,367
Capitol Federal Financial, Inc.(a)	144	1,662
Dime Community Bancshares, Inc.	107	1,348
Flushing Financial Corp.	143	1,806
New York Community Bancorp, Inc.(a)	1,254	15,512
Northwest Bancshares, Inc.	256	3,185
Ocwen Financial Corp.*	162	2,346
People’s United Financial, Inc.	354	4,549
Provident Financial Services, Inc.	145	1,941
TFS Financial Corp.*	195	1,747
Washington Federal, Inc.(a)	394	5,512

Total Thrifts & Mortgage Finance		40,975

Tobacco—1.6%
Altria Group, Inc.	4,355	129,126
Lorillard, Inc.	354	40,356
Philip Morris International, Inc.	3,847	301,912
Reynolds American, Inc.	1,243	51,485
Universal Corp.	108	4,964
Vector Group Ltd.(a)	125	2,220

Total Tobacco		530,063

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	173	6,084
Beacon Roofing Supply, Inc.*	71	1,436
CAI International, Inc.*	113	1,747
Fastenal Co.(a)	313	13,650
GATX Corp.	101	4,410
Interline Brands, Inc.*	190	2,958
Kaman Corp.	75	2,049
MSC Industrial Direct Co. Class A	83	5,939
TAL International Group, Inc.	162	4,664
W.W. Grainger, Inc.	122	22,837
Watsco, Inc.(a)	69	4,531
WESCO International, Inc.*	113	5,990

Total Trading Companies & Distributors		76,295

Water Utilities—0.1%
American States Water Co.	76	2,652
American Water Works Co., Inc.	345	10,992
Aqua America, Inc.	177	3,903
California Water Service Group	99	1,808

Total Water Utilities		19,355

Wireless Telecommunication Services—0.2%
American Tower Corp. Class A*	195	11,702
Crown Castle International Corp.*(a)	91	4,077
MetroPCS Communications, Inc.*	1,104	9,583
NII Holdings, Inc.*	473	10,075

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        12

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2011

Investments	Shares	Value
NTELOS Holdings Corp.	80	$1,630
Telephone & Data Systems, Inc.	268	6,938
United States Cellular Corp.*	128	5,585
USA Mobility, Inc.	269	3,731

Total Wireless Telecommunication Services		53,321

TOTAL COMMON STOCKS
(Cost: $33,361,385)		33,661,559

EXCHANGE-TRADED FUND—0.0%
WisdomTree LargeCap Growth Fund(b)
(Cost: $16,008)	484	17,582

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class 0.02%(c)
(Cost: $17,711)	17,711	17,711

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—6.2%

MONEY MARKET FUND—6.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $2,095,373)(e)	2,095,373	2,095,373

TOTAL INVESTMENTS IN SECURITIES—106.1%

(Cost: $35,490,477)(f)		35,792,225
Liabilities in Excess of Other Assets—(6.1)%		(2,057,907)

NET ASSETS—100.0%		$33,734,318

* Non-income producing security.
(a) Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b) Affiliated company (See Note 4).
(c) Rate shown represents annualized 7-day yield as of December 31, 2011.
(d) Interest rate shown reflects yield as of December 31, 2011.
(e) At December 31, 2011, the total market value of the Fund’s securities on loan was $2,036,632 and the total market value of the collateral held by the Fund was $2,095,373.
(f) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

13        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.6%

Aerospace & Defense—2.9%
Boeing Co. (The)	3,820	$280,197
General Dynamics Corp.	2,850	189,268
Goodrich Corp.	442	54,675
Honeywell International, Inc.	3,556	193,269
L-3 Communications Holdings, Inc.	1,092	72,815
Lockheed Martin Corp.	2,729	220,776
Northrop Grumman Corp.	2,410	140,937
Precision Castparts Corp.	500	82,395
Raytheon Co.	3,162	152,977
Rockwell Collins, Inc.	740	40,974
Textron, Inc.(a)	1,234	22,817
TransDigm Group, Inc.*	95	9,090
United Technologies Corp.	4,356	318,380

Total Aerospace & Defense		1,778,570

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	417	29,098
Expeditors International of Washington, Inc.	634	25,969
FedEx Corp.	1,310	109,398
United Parcel Service, Inc. Class B	3,841	281,123

Total Air Freight & Logistics		445,588

Airlines—0.2%
Delta Air Lines, Inc.*(a)	5,671	45,878
Southwest Airlines Co.	1,441	12,335
United Continental Holdings, Inc.*(a)	2,071	39,080

Total Airlines		97,293

Auto Components—0.2%
BorgWarner, Inc.*(a)	572	36,459
Johnson Controls, Inc.(a)	3,769	117,819

Total Auto Components		154,278

Automobiles—1.6%
Ford Motor Co.*	43,185	464,671
General Motors Co.*(a)	23,269	471,663
Harley-Davidson, Inc.	873	33,933

Total Automobiles		970,267

Beverages—2.2%
Beam, Inc.	282	14,447
Brown-Forman Corp. Class B	538	43,314
Coca-Cola Co. (The)	9,516	665,835
Coca-Cola Enterprises, Inc.	1,959	50,503
Dr. Pepper Snapple Group, Inc.	1,024	40,427
Molson Coors Brewing Co. Class B	1,113	48,460
Monster Beverage Corp.*	213	19,626
PepsiCo, Inc.	6,838	453,701

Total Beverages		1,336,313

Biotechnology—1.1%
Alexion Pharmaceuticals, Inc.*	186	13,299
Amgen, Inc.	4,986	320,151
Biogen Idec, Inc.*	744	81,877
Celgene Corp.*	1,136	76,794
Gilead Sciences, Inc.*	4,909	200,925

Total Biotechnology		693,046

Capital Markets—2.2%
Affiliated Managers Group, Inc.*	128	12,282
Ameriprise Financial, Inc.	1,921	95,358
Bank of New York Mellon Corp. (The)	9,267	184,506
BlackRock, Inc.	980	174,675
Charles Schwab Corp. (The)	5,648	63,597

Investments	Shares	Value
Franklin Resources, Inc.	1,340	$128,720
Goldman Sachs Group, Inc. (The)	2,751	248,773
Morgan Stanley	11,012	166,612
Northern Trust Corp.	1,112	44,102
State Street Corp.	2,833	114,198
T. Rowe Price Group, Inc.	955	54,387
TD Ameritrade Holding Corp.	2,729	42,709

Total Capital Markets		1,329,919

Chemicals—2.3%
Air Products & Chemicals, Inc.	1,022	87,064
Airgas, Inc.	263	20,535
Albemarle Corp.	580	29,876
Celanese Corp. Class A	964	42,676
CF Industries Holdings, Inc.	676	98,006
Dow Chemical Co. (The)	7,527	216,477
E.I. du Pont de Nemours & Co.	5,570	254,995
Eastman Chemical Co.	1,021	39,880
Ecolab, Inc.(a)	673	38,906
FMC Corp.(a)	249	21,424
International Flavors & Fragrances, Inc.	422	22,121
Monsanto Co.	1,600	112,112
Mosaic Co. (The)	3,069	154,770
PPG Industries, Inc.	974	81,319
Praxair, Inc.	975	104,228
Sherwin-Williams Co. (The)(a)	421	37,583
Sigma-Aldrich Corp.(a)	514	32,104
Valhi, Inc.	192	11,610

Total Chemicals		1,405,686

Commercial Banks—3.2%
BB&T Corp.	3,120	78,530
CIT Group, Inc.*	203	7,079
Comerica, Inc.	1,037	26,754
Fifth Third Bancorp	6,076	77,287
Huntington Bancshares, Inc.	5,785	31,760
KeyCorp	8,876	68,256
M&T Bank Corp.(a)	731	55,804
PNC Financial Services Group, Inc.	4,052	233,679
Regions Financial Corp.	2,821	12,130
SunTrust Banks, Inc.	2,221	39,312
U.S. Bancorp(a)	11,494	310,913
Wells Fargo & Co.	38,041	1,048,410

Total Commercial Banks		1,989,914

Commercial Services & Supplies—0.2%
Iron Mountain, Inc.	575	17,710
Republic Services, Inc.	1,347	37,110
Stericycle, Inc.*	235	18,311
Waste Management, Inc.	2,227	72,845

Total Commercial Services & Supplies		145,976

Communications Equipment—1.4%
Cisco Systems, Inc.	24,107	435,855
F5 Networks, Inc.*(a)	110	11,673
Juniper Networks, Inc.*	1,798	36,697
Motorola Solutions, Inc.	1,188	54,993
QUALCOMM, Inc.	5,395	295,106

Total Communications Equipment		834,324

Computers & Peripherals—4.8%
Apple, Inc.*	4,654	1,884,870
Dell, Inc.*	16,536	241,922
EMC Corp.*	6,819	146,881
Hewlett-Packard Co.	18,150	467,544
NetApp, Inc.*	1,163	42,182

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds 14

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2011

Investments	Shares	Value
SanDisk Corp.*	1,703	$83,805
Western Digital Corp.*	1,837	56,855

Total Computers & Peripherals		2,924,059

Construction & Engineering—0.2%
Fluor Corp.	788	39,597
Jacobs Engineering Group, Inc.*	608	24,673
KBR, Inc.	1,245	34,698
Quanta Services, Inc.*	282	6,074

Total Construction & Engineering		105,042

Consumer Finance—1.1%
American Express Co.	6,172	291,133
Capital One Financial Corp.	5,496	232,426
Discover Financial Services	5,816	139,584
SLM Corp.	3,082	41,299

Total Consumer Finance		704,442

Containers & Packaging—0.1%
Ball Corp.	999	35,674
Crown Holdings, Inc.*	871	29,248

Total Containers & Packaging		64,922

Distributors—0.1%
Genuine Parts Co.	684	41,861
LKQ Corp.*	430	12,934

Total Distributors		54,795

Diversified Consumer Services—0.1%
Apollo Group, Inc. Class A*	1,002	53,978
H&R Block, Inc.	1,796	29,328

Total Diversified Consumer Services		83,306

Diversified Financial Services—4.2%
Bank of America Corp.	31,154	173,216
Citigroup, Inc.	28,434	748,099
CME Group, Inc.	355	86,503
IntercontinentalExchange, Inc.*	300	36,165
JPMorgan Chase & Co.	40,280	1,339,310
Leucadia National Corp.	4,076	92,688
Moody’s Corp.(a)	1,321	44,491
NASDAQ OMX Group, Inc. (The)*	1,395	34,192
NYSE Euronext	1,674	43,691

Total Diversified Financial Services		2,598,355

Diversified Telecommunication Services—2.6%
AT&T, Inc.	29,787	900,759
CenturyLink, Inc.	1,343	49,959
Frontier Communications Corp.	2,058	10,599
Verizon Communications, Inc.	15,347	615,722
Windstream Corp.	1,935	22,717
Total Diversified Telecommunication Services		1,599,756

Electric Utilities—1.8%
American Electric Power Co., Inc.	1,221	50,440
Duke Energy Corp.(a)	6,026	132,572
Edison International	1,759	72,823
Entergy Corp.	1,401	102,343
Exelon Corp.(a)	4,086	177,210
FirstEnergy Corp.	1,546	68,488
NextEra Energy, Inc.	1,815	110,497
Northeast Utilities	976	35,204
Pepco Holdings, Inc.	1,223	24,827
Pinnacle West Capital Corp.	501	24,138
PPL Corp.	3,190	93,850
Progress Energy, Inc.	1,051	58,877
Southern Co.	3,201	148,174

Total Electric Utilities		1,099,443

Investments	Shares	Value
Electrical Equipment — 0.4%
AMETEK, Inc.	569	$23,955
Emerson Electric Co.	3,406	158,685
Rockwell Automation, Inc.	634	46,517
Roper Industries, Inc.(a)	331	28,754

Total Electrical Equipment		257,911

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. Class A	852	38,672
Avnet, Inc.*	1,550	48,190
Corning, Inc.	15,417	200,113
Molex, Inc.(a)	856	20,424
Trimble Navigation Ltd.*(a)	223	9,678

Total Electronic Equipment, Instruments & Components		317,077

Energy Equipment & Services—1.1%
Baker Hughes, Inc.	2,603	126,610
Cameron International Corp.*(a)	889	43,730
Diamond Offshore Drilling, Inc.(a)	1,301	71,893
FMC Technologies, Inc.*	599	31,286
Halliburton Co.	6,007	207,302
Helmerich & Payne, Inc.	521	30,405
National Oilwell Varco, Inc.	1,950	132,580
Oceaneering International, Inc.	306	14,116

Total Energy Equipment & Services		657,922

Food & Staples Retailing—3.0%
Costco Wholesale Corp.	1,225	102,067
CVS Caremark Corp.	6,356	259,198
Kroger Co. (The)	3,523	85,327
Safeway, Inc.(a)	1,938	40,776
Sysco Corp.	2,884	84,588
Walgreen Co.	4,958	163,911
Wal-Mart Stores, Inc.	18,549	1,108,488
Whole Foods Market, Inc.(a)	375	26,092

Total Food & Staples Retailing		1,870,447

Food Products—1.7%
Archer-Daniels-Midland Co.	5,381	153,897
Campbell Soup Co.(a)	1,719	57,140
ConAgra Foods, Inc.	1,923	50,767
General Mills, Inc.	2,968	119,937
Green Mountain Coffee Roasters, Inc.*(a)	207	9,284
H.J. Heinz Co.	1,264	68,306
Hershey Co. (The)	743	45,902
Hormel Foods Corp.(a)	1,278	37,433
J.M. Smucker Co. (The)	439	34,317
Kellogg Co.	1,701	86,020
Kraft Foods, Inc. Class A	6,393	238,842
McCormick & Co., Inc.	553	27,882
Mead Johnson Nutrition Co.	509	34,984
Sara Lee Corp.	1,044	19,752
Tyson Foods, Inc. Class A	2,620	54,077

Total Food Products		1,038,540

Gas Utilities—0.1%
National Fuel Gas Co.	273	15,173
ONEOK, Inc.	305	26,441

Total Gas Utilities		41,614

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.	3,246	160,612
Becton Dickinson and Co.	1,189	88,842
Boston Scientific Corp.*(a)	8,735	46,645
C.R. Bard, Inc.	465	39,758
CareFusion Corp.*	866	22,005

See Notes to Schedule of Investments.

15        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2011

Investments	Shares	Value
DENTSPLY International, Inc.(a)	569	$19,909
Edwards Lifesciences Corp.*	229	16,190
Hologic, Inc.*	345	6,041
Intuitive Surgical, Inc.*	78	36,115
Medtronic, Inc.	6,259	239,407
St. Jude Medical, Inc.	1,738	59,614
Stryker Corp.(a)	1,823	90,621
Varian Medical Systems, Inc.*(a)	471	31,618
Zimmer Holdings, Inc.*	1,183	63,196

Total Health Care Equipment & Supplies		920,573

Health Care Providers & Services—2.5%
Aetna, Inc.	3,145	132,688
AmerisourceBergen Corp.	1,422	52,884
Cardinal Health, Inc.	1,571	63,798
CIGNA Corp.	2,320	97,440
Coventry Health Care, Inc.*	1,067	32,405
DaVita, Inc.*	409	31,006
Express Scripts, Inc.*	2,032	90,810
HCA Holdings, Inc.*(a)	2,675	58,930
Henry Schein, Inc.*(a)	463	29,831
Humana, Inc.	1,090	95,495
Laboratory Corp. of America Holdings*	477	41,008
McKesson Corp.	1,219	94,972
Medco Health Solutions, Inc.*	1,785	99,782
Quest Diagnostics, Inc.(a)	814	47,261
UnitedHealth Group, Inc.	7,139	361,805
WellPoint, Inc.	2,953	195,636

Total Health Care Providers & Services		1,525,751

Health Care Technology—0.0%
Cerner Corp.*(a)	368	22,540

Hotels, Restaurants & Leisure—1.4%
Chipotle Mexican Grill, Inc.*	52	17,562
Darden Restaurants, Inc.(a)	745	33,957
Hyatt Hotels Corp. Class A*	88	3,312
International Game Technology	1,081	18,593
Las Vegas Sands Corp.*	2,027	86,614
Marriott International, Inc. Class A	574	16,744
McDonald’s Corp.	3,753	376,539
Panera Bread Co. Class A*(a)	60	8,487
Starbucks Corp.	2,009	92,434
Starwood Hotels & Resorts Worldwide, Inc.	724	34,730
Wyndham Worldwide Corp.	916	34,652
Wynn Resorts Ltd.(a)	348	38,451
Yum! Brands, Inc.	1,507	88,928

Total Hotels, Restaurants & Leisure		851,003

Household Durables—0.0%
Newell Rubbermaid, Inc.	1,952	31,525

Household Products—1.9%
Church & Dwight Co., Inc.	504	23,063
Clorox Co. (The)	576	38,339
Colgate-Palmolive Co.	1,820	168,150
Energizer Holdings, Inc.*	260	20,145
Kimberly-Clark Corp.(a)	1,727	127,038
Procter & Gamble Co. (The)	12,058	804,389

Total Household Products		1,181,124

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)*	435	5,150
Constellation Energy Group, Inc.	355	14,083
NRG Energy, Inc.*	1,142	20,693

Total Independent Power Producers & Energy Traders		39,926

Investments	Shares	Value
Industrial Conglomerates - 2.0%
3M Co.	3,698	$302,237
Danaher Corp.	2,823	132,794
General Electric Co.	44,190	791,443

Total Industrial Conglomerates		1,226,474

Insurance—3.9%
Aflac, Inc.	4,847	209,681
Allstate Corp. (The)	691	18,940
Aon Corp.	1,430	66,924
Berkshire Hathaway, Inc. Class B*	10,147	774,216
Chubb Corp. (The)(a)	1,599	110,683
Cincinnati Financial Corp.(a)	260	7,920
CNA Financial Corp.	1,894	50,664
Hartford Financial Services Group, Inc.	3,986	64,773
Lincoln National Corp.	4,362	84,710
Loews Corp.	2,420	91,113
Marsh & McLennan Cos., Inc.	1,760	55,651
MetLife, Inc.	9,463	295,056
Principal Financial Group, Inc.	2,352	57,859
Progressive Corp. (The)	3,608	70,392
Prudential Financial, Inc.	4,063	203,638
Torchmark Corp.	872	37,836
Travelers Cos., Inc. (The)	2,004	118,577
Unum Group	3,223	67,909
W.R. Berkley Corp.	657	22,594

Total Insurance		2,409,136

Internet & Catalog Retail—0.3%
Amazon.com, Inc.*	291	50,372
Expedia, Inc.(a)	620	17,992
Liberty Interactive Corp. Class A*	2,588	41,965
priceline.com, Inc.*(a)	146	68,286
TripAdvisor, Inc.*	620	15,630

Total Internet & Catalog Retail		194,245

Internet Software & Services—1.6%
Akamai Technologies, Inc.*	299	9,652
eBay, Inc.*	4,273	129,600
Equinix, Inc.*	42	4,259
Google, Inc. Class A*	1,119	722,762
LinkedIn Corp. Class A*	11	693
Rackspace Hosting, Inc.*(a)	103	4,430
VeriSign, Inc.(a)	155	5,536
Yahoo!, Inc.*	4,768	76,908

Total Internet Software & Services		953,840

IT Services—2.9%
Alliance Data Systems Corp.*(a)	191	19,833
Automatic Data Processing, Inc.	1,702	91,925
Cognizant Technology Solutions Corp. Class A*	835	53,699
Fidelity National Information Services, Inc.	1,278	33,982
Fiserv, Inc.*	569	33,423
International Business Machines Corp.	5,411	994,975
Mastercard, Inc. Class A	437	162,922
Paychex, Inc.	1,286	38,721
Teradata Corp.*(a)	470	22,800
VeriFone Systems, Inc.*	194	6,891
Visa, Inc. Class A(a)	2,568	260,729
Western Union Co. (The)	3,764	68,731

Total IT Services		1,788,631

Leisure Equipment & Products—0.1%
Hasbro, Inc.	764	24,364
Mattel, Inc.	1,844	51,189

Total Leisure Equipment & Products		75,553

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        16

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2011

Investments	Shares	Value
Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.*	2,067	$72,200
Life Technologies Corp.*	605	23,541
Mettler-Toledo International, Inc.*(a)	110	16,248
Thermo Fisher Scientific, Inc.*	1,540	69,254
Waters Corp.*	404	29,916

Total Life Sciences Tools & Services		211,159

Machinery—2.1%
AGCO Corp.*	620	26,641
Caterpillar, Inc.	3,596	325,798
Cummins, Inc.	1,261	110,993
Deere & Co.	2,548	197,088
Donaldson Co., Inc.	300	20,424
Dover Corp.	1,032	59,907
Eaton Corp.	2,185	95,113
Flowserve Corp.	296	29,399
Gardner Denver, Inc.	215	16,568
Illinois Tool Works, Inc.	2,908	135,833
Joy Global, Inc.	525	39,359
PACCAR, Inc.(a)	1,575	59,015
Pall Corp.	418	23,889
Parker Hannifin Corp.	1,009	76,936
Stanley Black & Decker, Inc.	670	45,292

Total Machinery		1,262,255

Media—3.1%
CBS Corp. Class B	3,477	94,366
Comcast Corp. Class A	9,782	231,931
DIRECTV Class A*	3,706	158,469
Discovery Communications, Inc. Class C*	1,616	60,923
DISH Network Corp. Class A	3,431	97,715
Interpublic Group of Cos., Inc. (The)	2,806	27,302
McGraw-Hill Cos., Inc. (The)	1,389	62,463
News Corp. Class A	11,745	209,531
Omnicom Group, Inc.	1,318	58,757
Scripps Networks Interactive, Inc. Class A(a)	746	31,645
Sirius XM Radio, Inc.*	9,404	17,115
Time Warner Cable, Inc.	1,637	104,064
Time Warner, Inc.	5,830	210,696
Viacom, Inc. Class B	3,498	158,844
Virgin Media, Inc.	296	6,328
Walt Disney Co. (The)	9,525	357,188

Total Media		1,887,337

Metals & Mining—1.6%
Alcoa, Inc.	8,298	71,778
Allegheny Technologies, Inc.	318	15,201
Cliffs Natural Resources, Inc.	2,009	125,261
Freeport-McMoRan Copper & Gold, Inc.	10,004	368,047
Newmont Mining Corp.	2,613	156,806
Nucor Corp.	1,076	42,577
Royal Gold, Inc.	61	4,113
Southern Copper Corp.	5,328	160,799
Walter Energy, Inc.	372	22,528

Total Metals & Mining		967,110

Multiline Retail—0.9%
Dollar General Corp.*	1,142	46,982
Dollar Tree, Inc.*	406	33,743
Family Dollar Stores, Inc.	489	28,196
J.C. Penney Co., Inc.(a)	605	21,266
Kohl’s Corp.	1,720	84,882
Macy’s, Inc.	2,607	83,893
Nordstrom, Inc.	1,014	50,406
Target Corp.	3,897	199,604

Total Multiline Retail		548,972

Investments	Shares	Value
Multi-Utilities—1.3%
Alliant Energy Corp.	549	$24,216
Ameren Corp.	1,218	40,352
CenterPoint Energy, Inc.	2,943	59,125
CMS Energy Corp.	1,628	35,946
Consolidated Edison, Inc.	1,341	83,182
Dominion Resources, Inc.	930	49,364
DTE Energy Co.	1,008	54,886
NiSource, Inc.	1,208	28,763
NSTAR	511	23,997
OGE Energy Corp.	492	27,901
PG&E Corp.	2,090	86,150
Public Service Enterprise Group, Inc.	1,570	51,826
SCANA Corp.	662	29,830
Sempra Energy	1,843	101,365
Wisconsin Energy Corp.	1,024	35,799
Xcel Energy, Inc.	2,255	62,328

Total Multi-Utilities		795,030

Office Electronics—0.1%
Xerox Corp.	9,136	72,723

Oil, Gas & Consumable Fuels—13.5%
Alpha Natural Resources, Inc.*	184	3,759
Anadarko Petroleum Corp.	438	33,432
Apache Corp.	3,117	282,338
Cabot Oil & Gas Corp.	66	5,009
Chesapeake Energy Corp.	3,516	78,372
Chevron Corp.	18,209	1,937,438
Cimarex Energy Co.	571	35,345
Concho Resources, Inc.*(a)	370	34,687
ConocoPhillips	10,198	743,128
Consol Energy, Inc.	996	36,553
Continental Resources, Inc.*(a)	524	34,956
Denbury Resources, Inc.*(a)	2,452	37,025
Devon Energy Corp.	2,378	147,436
El Paso Corp.	91	2,418
EOG Resources, Inc.	455	44,822
EQT Corp.	378	20,711
Exxon Mobil Corp.	36,435	3,088,231
Hess Corp.	1,917	108,886
HollyFrontier Corp.	2,499	58,477
Kinder Morgan, Inc.(a)	1,151	37,028
Kinder Morgan Management LLC*	4	314
Marathon Oil Corp.	4,933	144,389
Marathon Petroleum Corp.	5,606	186,624
Murphy Oil Corp.	1,338	74,580
Newfield Exploration Co.*	864	32,599
Noble Energy, Inc.	661	62,392
Occidental Petroleum Corp.	4,789	448,729
Peabody Energy Corp.	1,914	63,372
Pioneer Natural Resources Co.	414	37,045
Plains Exploration & Production Co.*	559	20,526
QEP Resources, Inc.	808	23,674
SM Energy Co.	181	13,231
Southern Union Co.	387	16,297
Southwestern Energy Co.*	1,404	44,844
Spectra Energy Corp.	2,872	88,314
Valero Energy Corp.	7,260	152,823
Whiting Petroleum Corp.*	755	35,251
Williams Cos., Inc. (The)	2,267	74,856

Total Oil, Gas & Consumable Fuels		8,289,911

Paper & Forest Products—0.2%
International Paper Co.	3,440	101,824

See Notes to Schedule of Investments.

17        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2011

Investments	Shares	Value
MeadWestvaco Corp.	589	$17,641

Total Paper & Forest Products		119,465

Personal Products—0.2%
Avon Products, Inc.	3,004	52,480
Estee Lauder Cos., Inc. (The) Class A	547	61,439

Total Personal Products		113,919

Pharmaceuticals—5.2%
Abbott Laboratories	7,676	431,621
Allergan, Inc.	688	60,365
Bristol-Myers Squibb Co.	6,954	245,059
Eli Lilly & Co.	7,876	327,327
Forest Laboratories, Inc.*	2,705	81,853
Hospira, Inc.*	967	29,368
Johnson & Johnson	12,776	837,850
Merck & Co., Inc.	8,292	312,608
Mylan, Inc.*	1,660	35,624
Perrigo Co.(a)	252	24,520
Pfizer, Inc.	37,372	808,730
Watson Pharmaceuticals, Inc.*	275	16,593

Total Pharmaceuticals		3,211,518

Professional Services—0.1%
Equifax, Inc.	439	17,007
IHS, Inc. Class A*	176	15,164
Towers Watson & Co. Class A	218	13,065
Verisk Analytics, Inc. Class A*	370	14,848

Total Professional Services		60,084

Real Estate Investment Trusts (REITs)—0.6%
AvalonBay Communities, Inc.	93	12,146
Boston Properties, Inc.	129	12,848
Digital Realty Trust, Inc.(a)	104	6,934
Equity Residential	1	57
Federal Realty Investment Trust	111	10,073
HCP, Inc.	968	40,104
Health Care REIT, Inc.	186	10,143
Kimco Realty Corp.	434	7,048
Macerich Co. (The)	25	1,265
Plum Creek Timber Co., Inc.(a)	445	16,269
Public Storage	289	38,859
Rayonier, Inc.(a)	509	22,717
Simon Property Group, Inc.	467	60,215
SL Green Realty Corp.	602	40,117
Ventas, Inc.	253	13,948
Vornado Realty Trust	559	42,965
Weyerhaeuser Co.	1,056	19,715

Total Real Estate Investment Trusts (REITs)		355,423

Real Estate Management & Development—0.0%
CBRE Group, Inc. Class A*(a)	1,216	18,508

Road & Rail—0.9%
CSX Corp.	6,111	128,698
Hertz Global Holdings, Inc.*	516	6,048
JB Hunt Transport Services, Inc.	461	20,777
Kansas City Southern*	216	14,690
Norfolk Southern Corp.	1,843	134,281
Union Pacific Corp.	2,151	227,877

Total Road & Rail		532,371

Semiconductors & Semiconductor Equipment—2.8%
Altera Corp.	1,692	62,773
Analog Devices, Inc.	1,712	61,255
Applied Materials, Inc.	12,308	131,819
Broadcom Corp. Class A*	2,293	67,322

Investments	Shares	Value
Intel Corp.	37,450	$908,162
KLA-Tencor Corp.	1,214	58,575
Lam Research Corp.*	1,013	37,501
Linear Technology Corp.	1,156	34,715
Maxim Integrated Products, Inc.	1,369	35,649
Microchip Technology, Inc.(a)	781	28,608
Micron Technology, Inc.*	1,509	9,492
NVIDIA Corp.*(a)	2,930	40,610
Texas Instruments, Inc.	6,778	197,308
Xilinx, Inc.	1,350	43,281

Total Semiconductors & Semiconductor Equipment		1,717,070

Software—4.2%
Activision Blizzard, Inc.	4,197	51,707
Adobe Systems, Inc.*	2,334	65,982
ANSYS, Inc.*	236	13,518
Autodesk, Inc.*	560	16,985
BMC Software, Inc.*	826	27,076
CA, Inc.	2,786	56,319
Citrix Systems, Inc.*	350	21,252
Informatica Corp.*	152	5,613
Intuit, Inc.	890	46,805
Microsoft Corp.	62,107	1,612,298
Nuance Communications, Inc.*	112	2,818
Oracle Corp.	20,498	525,774
Red Hat, Inc.*	199	8,217
Salesforce.com, Inc.*(a)	13	1,319
Symantec Corp.*	3,191	49,939
TIBCO Software, Inc.*	238	5,690
VMware, Inc. Class A*	488	40,597

Total Software		2,551,909

Specialty Retail—1.8%
Advance Auto Parts, Inc.	433	30,150
AutoNation, Inc.*(a)	506	18,656
AutoZone, Inc.*	184	59,794
Bed Bath & Beyond, Inc.*	1,016	58,898
Best Buy Co., Inc.(a)	3,386	79,131
CarMax, Inc.*	792	24,140
Dick’s Sporting Goods, Inc.	424	15,637
Gap, Inc. (The)(a)	3,734	69,266
Home Depot, Inc.	6,500	273,260
Lowe’s Cos., Inc.	5,043	127,991
Ltd. Brands, Inc.	1,418	57,216
O’Reilly Automotive, Inc.*	444	35,498
PetSmart, Inc.	420	21,542
Ross Stores, Inc.	952	45,249
Staples, Inc.	4,572	63,505
Tiffany & Co.	447	29,618
TJX Cos., Inc.	1,517	97,922
Tractor Supply Co.	178	12,487

Total Specialty Retail		1,119,960

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	1,065	65,008
Fossil, Inc.*(a)	282	22,379
NIKE, Inc. Class B	1,623	156,408
PVH Corp.	232	16,354
Ralph Lauren Corp. Class A	334	46,119
VF Corp.	463	58,796

Total Textiles, Apparel & Luxury Goods		365,064

Thrifts & Mortgage Finance—0.1%
New York Community Bancorp, Inc.(a)	2,823	34,920

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        18

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2011

Investments	Shares	Value
People’s United Financial, Inc.	635	$8,160

Total Thrifts & Mortgage Finance		43,080

Tobacco—1.7%
Altria Group, Inc.	8,420	249,653
Lorillard, Inc.	683	77,862
Philip Morris International, Inc.	7,769	609,711
Reynolds American, Inc.	2,443	101,189

Total Tobacco		1,038,415

Trading Companies & Distributors—0.1%
Fastenal Co.(a)	602	26,253
MSC Industrial Direct Co., Inc. Class A	209	14,954
W.W. Grainger, Inc.	251	46,985

Total Trading Companies & Distributors		88,192

Water Utilities—0.0%
American Water Works Co., Inc.	703	22,398

Wireless Telecommunication Services—0.0%
American Tower Corp. Class A*	346	20,764
Crown Castle International Corp.*(a)	194	8,691

Total Wireless Telecommunication Services		29,455

TOTAL COMMON STOCKS
(Cost: $60,454,420)		61,240,454

EXCHANGE-TRADED FUND—0.2%
WisdomTree Equity Income Fund (a)(b)
(Cost: $103,098)	2,675	114,811

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $42,987)	42,987	42,987

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.9%

MONEY MARKET FUND—4.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $3,014,056)(e)	3,014,056	3,014,056

TOTAL INVESTMENTS IN SECURITIES—104.8%

(Cost: $63,614,561)(f)		64,412,308
Liabilities in Excess of Other Assets—(4.8)%		(2,947,740)

NET ASSETS—100.0%		$61,464,568

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $2,933,383 and the total market value of the collateral held by the Fund was $3,014,056.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

19        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.6%

Aerospace & Defense—2.0%
Alliant Techsystems, Inc.(a)	6,752	$385,944
BE Aerospace, Inc.*	6,839	264,738
Curtiss-Wright Corp.	4,751	167,853
Esterline Technologies Corp.*	3,943	220,690
HEICO Corp.(a)	1,504	87,954
Hexcel Corp.*(a)	6,522	157,898
Huntington Ingalls Industries, Inc.*(a)	8,090	253,055
Moog, Inc. Class A*	4,100	180,113
Spirit AeroSystems Holdings, Inc. Class A*	12,543	260,643
Teledyne Technologies, Inc.*	3,319	182,047
Triumph Group, Inc.(a)	4,608	269,338

Total Aerospace & Defense		2,430,273

Airlines—0.3%
Alaska Air Group, Inc.*	4,495	337,530

Auto Components—3.1%
Dana Holding Corp.*	7,973	96,872
Federal-Mogul Corp.*	18,807	277,403
Gentex Corp.(a)	7,306	216,185
Goodyear Tire & Rubber Co. (The)*	26,294	372,586
Lear Corp.	19,049	758,150
Tenneco, Inc.*	5,654	168,376
TRW Automotive Holdings Corp.*	37,332	1,217,023
Visteon Corp.*(a)	12,820	640,231

Total Auto Components		3,746,826

Automobiles—0.1%
Thor Industries, Inc.(a)	5,765	158,134

Beverages—0.8%
Boston Beer Co., Inc. Class A*(a)	589	63,942
Constellation Brands, Inc. Class A*	42,106	870,331

Total Beverages		934,273

Biotechnology—0.4%
Cepheid, Inc.*(a)	274	9,428
Cubist Pharmaceuticals, Inc.*(a)	1,476	58,479
Myriad Genetics, Inc.*	6,747	141,282
United Therapeutics Corp.*	5,699	269,278

Total Biotechnology		478,467

Building Products—0.5%
A.O. Smith Corp.	2,987	119,838
Armstrong World Industries, Inc.*	2,416	105,990
Lennox International, Inc.(a)	4,004	135,135
Owens Corning*	5,254	150,895
Simpson Manufacturing Co., Inc.	1,655	55,707

Total Building Products		567,565

Capital Markets—3.6%
American Capital Ltd.*(a)	146,097	983,233
Ares Capital Corp.(a)	30,175	466,204
Cohen & Steers, Inc.(a)	2,324	67,164
E*TRADE Financial Corp.*	21,488	171,044
Eaton Vance Corp.(a)	12,275	290,181
Federated Investors, Inc. Class B(a)	13,601	206,055
GAMCO Investors, Inc. Class A	1,580	68,714
Janus Capital Group, Inc.(a)	36,274	228,889
Jefferies Group, Inc.	25,516	350,845
Knight Capital Group, Inc. Class A*(a)	9,269	109,560
Legg Mason, Inc.(a)	13,066	314,237
LPL Investment Holdings, Inc.*(a)	563	17,194
Raymond James Financial, Inc.	12,720	393,811
SEI Investments Co.(a)	17,700	307,095

Investments	Shares	Value
Stifel Financial Corp.*	5,462	$175,057
Waddell & Reed Financial, Inc. Class A(a)	9,346	231,500

Total Capital Markets		4,380,783

Chemicals—3.3%
Balchem Corp.	1,198	48,567
Cabot Corp.	7,013	225,398
Cytec Industries, Inc.	4,625	206,506
Huntsman Corp.	25,232	252,320
Intrepid Potash, Inc.*	5,133	116,160
Kronos Worldwide, Inc.	20,952	377,974
NewMarket Corp.(a)	1,340	265,467
Olin Corp.	5,875	115,444
Rockwood Holdings, Inc.*	11,238	442,440
RPM International, Inc.	10,598	260,181
Scotts Miracle-Gro Co. (The) Class A(a)	3,680	171,819
Sensient Technologies Corp.	4,242	160,772
Solutia, Inc.*(a)	18,489	319,490
Valspar Corp.(a)	7,579	295,353
W.R. Grace & Co.*	8,478	389,310
Westlake Chemical Corp.(a)	10,104	406,585

Total Chemicals		4,053,786

Commercial Banks—4.4%
Associated Banc-Corp.	9,701	108,360
Bank of Hawaii Corp.(a)	4,969	221,071
BOK Financial Corp.	6,364	349,575
City National Corp.(a)	4,510	199,252
Commerce Bancshares, Inc.(a)	8,703	331,758
Cullen/Frost Bankers, Inc.(a)	5,243	277,407
East West Bancorp, Inc.	14,232	281,082
F.N.B Corp.	9,333	105,556
First Citizens BancShares, Inc. Class A	744	130,193
First Horizon National Corp.	6,066	48,528
First Niagara Financial Group, Inc.	23,639	204,005
First Republic Bank*(a)	14,369	439,835
FirstMerit Corp.	10,355	156,671
Fulton Financial Corp.(a)	18,572	182,191
Hancock Holding Co.	3,187	101,888
Iberiabank Corp.(a)	1,404	69,217
International Bancshares Corp.	8,393	153,886
Investors Bancorp, Inc.*	7,128	96,085
National Penn Bancshares, Inc.	10,327	87,160
Prosperity Bancshares, Inc.(a)	4,554	183,754
Signature Bank*	3,047	182,790
Susquehanna Bancshares, Inc.	7,382	61,861
SVB Financial Group*	4,213	200,918
TCF Financial Corp.(a)	15,806	163,118
Trustmark Corp.(a)	6,015	146,104
UMB Financial Corp.	3,895	145,089
Umpqua Holdings Corp.	7,289	90,311
United Bankshares, Inc.(a)	3,387	95,750
Valley National Bancorp(a)	15,822	195,718
Webster Financial Corp.	8,874	180,941
Westamerica Bancorp.(a)	2,732	119,935
Zions Bancorp.	257	4,184

Total Commercial Banks		5,314,193

Commercial Services & Supplies—2.7%
Avery Dennison Corp.	13,385	383,882
Cintas Corp.(a)	10,628	369,961
Clean Harbors, Inc.*(a)	2,425	154,545
Copart, Inc.*(a)	4,709	225,514
Corrections Corp. of America*	9,481	193,128
Covanta Holding Corp.(a)	6,612	90,518
Healthcare Services Group, Inc.	2,536	44,862
Herman Miller, Inc.	5,091	93,929

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        20

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2011

Investments	Shares	Value
HNI Corp.(a)	2,078	$54,236
KAR Auction Services, Inc.*	5,985	80,798
Mine Safety Appliances Co.	1,988	65,843
Pitney Bowes, Inc.(a)	26,618	493,498
Portfolio Recovery Associates, Inc.*	1,766	119,240
R.R. Donnelley & Sons Co.(a)	20,521	296,118
Rollins, Inc.(a)	5,679	126,187
Tetra Tech, Inc.*	5,234	113,002
United Stationers, Inc.	4,513	146,943
Waste Connections, Inc.	6,423	212,858

Total Commercial Services & Supplies		3,265,062

Communications Equipment—2.3%
Acme Packet, Inc.*	1,899	58,698
ADTRAN, Inc.(a)	5,878	177,280
Arris Group, Inc.*	6,795	73,522
Aruba Networks, Inc.*	4,132	76,525
Brocade Communications Systems, Inc.*	12,629	65,544
EchoStar Corp. Class A*	10,938	229,042
Finisar Corp.*(a)	6,302	105,527
Harris Corp.	19,692	709,700
InterDigital, Inc.(a)	3,267	142,343
JDS Uniphase Corp.*	8,034	83,875
Loral Space & Communications, Inc.*	8,336	540,840
Netgear, Inc.*(a)	2,928	98,293
Plantronics, Inc.	4,052	144,413
Polycom, Inc.*	8,853	144,304
Riverbed Technology, Inc.*(a)	2,858	67,163
Viasat, Inc.*(a)	931	42,938

Total Communications Equipment		2,760,007

Computers & Peripherals—0.8%
Diebold, Inc.(a)	2,912	87,564
Fusion-io, Inc.*(a)	912	22,070
Lexmark International, Inc. Class A(a)	12,957	428,488
NCR Corp.*	16,543	272,298
QLogic Corp.*	12,278	184,170

Total Computers & Peripherals		994,590

Construction & Engineering—0.9%
AECOM Technology Corp.*(a)	17,845	367,072
EMCOR Group, Inc.	6,431	172,415
MasTec, Inc.*(a)	10,500	182,385
URS Corp.*	9,929	348,706

Total Construction & Engineering		1,070,578

Construction Materials—0.1%
Martin Marietta Materials, Inc.(a)	1,481	111,682

Consumer Finance—0.5%
Cash America International, Inc.(a)	3,715	173,230
Credit Acceptance Corp.*	2,758	226,928
Ezcorp, Inc. Class A*	5,626	148,358
Green Dot Corp. Class A*	1,782	55,634

Total Consumer Finance		604,150

Containers & Packaging—2.1%
Aptargroup, Inc.(a)	4,763	248,486
Bemis Co., Inc.(a)	9,303	279,834
Graphic Packaging Holding Co.*	36,431	155,196
Greif, Inc. Class A	6,131	279,267
Owens-Illinois, Inc.*	13,336	258,452
Packaging Corp. of America	9,347	235,918
Rock-Tenn Co. Class A	3,451	199,123
Sealed Air Corp.	18,387	316,440
Silgan Holdings, Inc.	5,903	228,092
Sonoco Products Co.(a)	9,389	309,462

Investments	Shares	Value
Temple-Inland, Inc.	2,868	$90,944

Total Containers & Packaging		2,601,214

Distributors—0.1%
Pool Corp.	3,003	90,390

Diversified Consumer Services—1.9%
Coinstar, Inc.*(a)	2,974	135,733
DeVry, Inc.	11,764	452,444
Education Management Corp.*(a)	12,289	343,969
Hillenbrand, Inc.	6,134	136,911
ITT Educational Services, Inc.*(a)	8,019	456,201
Service Corp. International	15,365	163,637
Sotheby’s(a)	8,252	235,430
Weight Watchers International, Inc.(a)	6,221	342,217

Total Diversified Consumer Services		2,266,542

Diversified Financial Services—0.3%
CBOE Holdings, Inc.	6,713	173,598
MSCI, Inc. Class A*(a)	6,250	205,813

Total Diversified Financial Services		379,411

Diversified Telecommunication Services—0.1%
AboveNet, Inc.*(a)	1,436	93,354
tw telecom, inc.*(a)	4,080	79,071

Total Diversified Telecommunication Services		172,425

Electric Utilities—2.0%
ALLETE, Inc.	2,931	123,043
Cleco Corp.(a)	6,608	251,765
El Paso Electric Co.	3,884	134,542
Great Plains Energy, Inc.(a)	11,333	246,833
Hawaiian Electric Industries, Inc.	6,352	168,201
IDACORP, Inc.	5,835	247,462
ITC Holdings Corp.	2,864	217,320
NV Energy, Inc.	17,952	293,515
Portland General Electric Co.	7,130	180,318
UIL Holdings Corp.(a)	3,091	109,329
Unisource Energy Corp.	3,999	147,643
Westar Energy, Inc.(a)	10,436	300,348

Total Electric Utilities		2,420,319

Electrical Equipment—1.9%
Acuity Brands, Inc.	2,661	141,033
Babcock & Wilcox Co. (The)*	9,544	230,392
Belden, Inc.	3,905	129,958
Brady Corp. Class A	4,519	142,665
EnerSys*	6,470	168,026
Generac Holdings, Inc.*	3,454	96,816
General Cable Corp.*(a)	6,036	150,960
GrafTech International Ltd.*	15,444	210,811
Hubbell, Inc. Class B	4,988	333,498
II-VI, Inc.*	5,978	109,756
Polypore International, Inc.*(a)	2,676	117,717
Regal-Beloit Corp.(a)	3,744	190,832
Thomas & Betts Corp.*	4,196	229,101

Total Electrical Equipment		2,251,565

Electronic Equipment, Instruments & Components - 3.5%
Anixter International, Inc.*	3,970	236,771
Arrow Electronics, Inc.*	21,757	813,929
AVX Corp.	25,085	320,085
Cognex Corp.	2,525	90,370
Coherent, Inc.*	2,137	111,701
Dolby Laboratories, Inc. Class A*	12,347	376,707
FEI Co.*	3,077	125,480
FLIR Systems, Inc.(a)	12,262	307,408
Ingram Micro, Inc. Class A*	18,830	342,518

See Notes to Schedule of Investments.

21 WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2011

Investments	Shares	Value
IPG Photonics Corp.*	3,968	$134,396
Jabil Circuit, Inc.(a)	26,009	511,337
National Instruments Corp.	5,355	138,962
Tech Data Corp.*	5,844	288,752
Vishay Intertechnology, Inc.*	51,784	465,538

Total Electronic Equipment, Instruments & Components		4,263,954

Energy Equipment & Services—2.8%
Atwood Oceanics, Inc.*	8,878	353,256
Bristow Group, Inc.	2,800	132,692
CARBO Ceramics, Inc.(a)	1,151	141,953
Complete Production Services, Inc.*	7,537	252,942
Dresser-Rand Group, Inc.*(a)	2,514	125,474
Dril-Quip, Inc.*(a)	1,759	115,777
Gulfmark Offshore, Inc. Class A*	1,244	52,260
Helix Energy Solutions Group, Inc.*	5,867	92,699
Key Energy Services, Inc.*	4,136	63,984
Lufkin Industries, Inc.(a)	1,197	80,570
Oil States International, Inc.*	4,786	365,507
Patterson-UTI Energy, Inc.	19,651	392,627
Rowan Cos., Inc.*(a)	7,207	218,588
RPC, Inc.(a)	20,427	372,793
SEACOR Holdings, Inc.*	515	45,814
Superior Energy Services, Inc.*(a)	5,719	162,648
Tidewater, Inc.(a)	2,518	124,137
Unit Corp.*	5,295	245,688

Total Energy Equipment & Services		3,339,409

Food & Staples Retailing—0.6%
Casey’s General Stores, Inc.	2,603	134,081
Fresh Market, Inc. (The)*	510	20,349
PriceSmart, Inc.	1,148	79,889
Ruddick Corp.	3,436	146,511
SUPERVALU, Inc.	29,846	242,349
United Natural Foods, Inc.*	2,582	103,306

Total Food & Staples Retailing		726,485

Food Products—1.6%
Corn Products International, Inc.	8,115	426,768
Darling International, Inc.*	15,815	210,181
Dean Foods Co.*	9,051	101,371
Flowers Foods, Inc.(a)	8,759	166,246
Hain Celestial Group, Inc. (The)*	1,874	68,701
Lancaster Colony Corp.(a)	1,946	134,935
Smithfield Foods, Inc.*	25,297	614,211
Tootsie Roll Industries, Inc.(a)	2,243	53,092
TreeHouse Foods, Inc.*	1,807	118,142

Total Food Products		1,893,647

Gas Utilities—1.6%
AGL Resources, Inc.	6,467	273,295
Atmos Energy Corp.	7,919	264,099
New Jersey Resources Corp.	2,753	135,448
Northwest Natural Gas Co.	1,908	91,451
Piedmont Natural Gas Co., Inc.(a)	4,190	142,376
Questar Corp.	14,857	295,060
South Jersey Industries, Inc.(a)	1,879	106,746
Southwest Gas Corp.	3,475	147,653
UGI Corp.	10,663	313,492
WGL Holdings, Inc.	3,488	154,239

Total Gas Utilities		1,923,859

Health Care Equipment & Supplies—1.6%
Align Technology, Inc.*(a)	3,151	74,757
Cooper Cos., Inc. (The)(a)	3,142	221,574
Gen-Probe, Inc.*	1,245	73,604

Investments	Shares	Value
Haemonetics Corp.*	1,508	$92,320
Hill-Rom Holdings, Inc.	6,368	214,538
IDEXX Laboratories, Inc.*(a)	2,688	206,868
Masimo Corp.*	4,261	79,617
ResMed, Inc.*(a)	11,739	298,171
Sirona Dental Systems, Inc.*	3,584	157,839
STERIS Corp.(a)	5,529	164,875
Teleflex, Inc.	2,412	147,832
Thoratec Corp.*(a)	2,924	98,129
Volcano Corp.*(a)	657	15,630
West Pharmaceutical Services, Inc.(a)	2,301	87,323

Total Health Care Equipment & Supplies		1,933,077

Health Care Providers & Services—4.1%
Accretive Health, Inc.*(a)	1,257	28,886
AMERIGROUP Corp.*(a)	5,681	335,633
Catalyst Health Solutions, Inc.*	1,726	89,752
Centene Corp.*	3,789	150,007
Community Health Systems, Inc.*	22,446	391,683
Health Management Associates, Inc. Class A*	33,800	249,106
Health Net, Inc.*(a)	8,796	267,574
Healthspring, Inc.*	5,944	324,186
HMS Holdings Corp.*(a)	2,007	64,184
LifePoint Hospitals, Inc.*	5,729	212,832
Lincare Holdings, Inc.(a)	9,364	240,748
Magellan Health Services, Inc.*	3,511	173,689
Mednax, Inc.*(a)	4,121	296,753
Omnicare, Inc.(a)	6,022	207,458
Owens & Minor, Inc.	5,627	156,374
Patterson Cos., Inc.(a)	9,443	278,757
PSS World Medical, Inc.*(a)	3,996	96,663
Select Medical Holdings Corp.*	13,188	111,834
Team Health Holdings, Inc.*	3,894	85,941
Tenet Healthcare Corp.*	56,253	288,578
Universal Health Services, Inc. Class B	11,879	461,618
VCA Antech, Inc.*	7,766	153,379
WellCare Health Plans, Inc.*	5,491	288,278

Total Health Care Providers & Services		4,953,913

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.*	3,010	57,009
athenahealth, Inc.*(a)	447	21,957
Quality Systems, Inc.(a)	2,713	100,354

Total Health Care Technology		179,320

Hotels, Restaurants & Leisure—1.0%
Bally Technologies, Inc.*	3,324	131,497
BJ’s Restaurants, Inc.*	833	37,752
Brinker International, Inc.(a)	7,356	196,847
Buffalo Wild Wings, Inc.*(a)	965	65,147
Cheesecake Factory, Inc. (The)*(a)	3,959	116,197
Choice Hotels International, Inc.(a)	3,762	143,144
Domino’s Pizza, Inc.*	3,559	120,828
Life Time Fitness, Inc.*(a)	2,822	131,928
Penn National Gaming, Inc.*	5,834	222,100
Vail Resorts, Inc.	958	40,581

Total Hotels, Restaurants & Leisure		1,206,021

Household Durables—2.5%
D.R. Horton, Inc.	7,981	100,641
Harman International Industries, Inc.	5,233	199,063
Jarden Corp.	10,164	303,700
Leggett & Platt, Inc.(a)	10,411	239,870
Lennar Corp. Class A(a)	4,766	93,652
Mohawk Industries, Inc.*(a)	4,193	250,951
NVR, Inc.*	312	214,032

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        22

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2011

Investments	Shares	Value
Tempur-Pedic International, Inc.*(a)	5,178	$272,000
Toll Brothers, Inc.*	6,472	132,158
Tupperware Brands Corp.	5,862	328,096
Whirlpool Corp.	18,797	891,918

Total Household Durables		3,026,081

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.	4,925	218,177
Seaboard Corp.*	197	401,092

Total Industrial Conglomerates		619,269

Insurance—5.6%
Alleghany Corp.*(a)	445	126,954
American Financial Group, Inc.	11,493	423,977
American National Insurance Co.	2,469	180,311
AmTrust Financial Services, Inc.(a)	7,982	189,572
Arthur J. Gallagher & Co.(a)	5,522	184,656
Assurant, Inc.	15,230	625,344
Brown & Brown, Inc.	8,861	200,524
CNO Financial Group, Inc.*	87,784	553,917
Delphi Financial Group, Inc. Class A	9,756	432,191
Erie Indemnity Co. Class A	3,133	244,875
Fidelity National Financial, Inc. Class A	25,235	401,994
First American Financial Corp.	8,842	112,028
Genworth Financial, Inc. Class A*	1,169	7,657
Hanover Insurance Group, Inc. (The)	1,004	35,090
HCC Insurance Holdings, Inc.	12,448	342,320
Kemper Corp.	3,596	105,039
Markel Corp.*	639	264,974
Mercury General Corp.	3,173	144,752
Primerica, Inc.	10,714	248,993
ProAssurance Corp.	3,884	310,021
Protective Life Corp.	17,292	390,108
Reinsurance Group of America, Inc.	14,932	780,197
RLI Corp.(a)	2,228	162,332
StanCorp Financial Group, Inc.	5,788	212,709
Transatlantic Holdings, Inc.	1,161	63,542

Total Insurance		6,744,077

Internet & Catalog Retail—0.4%
HomeAway, Inc.*(a)	253	5,882
HSN, Inc.	4,190	151,930
Netflix, Inc.*(a)	4,186	290,048

Total Internet & Catalog Retail		447,860

Internet Software & Services—0.5%
AOL, Inc.*(a)	4,906	74,080
IAC/InterActiveCorp(a)	3,645	155,277
j2 Global, Inc.(a)	5,388	151,618
RightNow Technologies, Inc.*	757	32,347
ValueClick, Inc.*(a)	7,441	121,214
WebMD Health Corp.*(a)	2,167	81,371

Total Internet Software & Services		615,907

IT Services—4.0%
Booz Allen Hamilton Holding Corp. Class A(a)	12,413	214,124
Broadridge Financial Solutions, Inc.	9,982	225,094
CACI International, Inc. Class A*(a)	3,532	197,510
Cardtronics, Inc.*	3,301	89,325
Computer Sciences Corp.(a)	38,980	923,826
Convergys Corp.*	7,639	97,550
CoreLogic, Inc.*(a)	4,659	60,241
DST Systems, Inc.	5,885	267,885
FleetCor Technologies, Inc.*	5,360	160,103
Gartner, Inc.*(a)	4,484	155,909
Global Payments, Inc.	6,361	301,384

Investments	Shares	Value
Jack Henry & Associates, Inc.(a)	5,437	$182,738
Lender Processing Services, Inc.	14,898	224,513
Mantech International Corp. Class A	5,354	167,259
MAXIMUS, Inc.	2,474	102,300
NeuStar, Inc. Class A*	4,822	164,768
SAIC, Inc.*(a)	52,508	645,323
Sapient Corp.	6,909	87,053
Syntel, Inc.	3,138	146,764
Total System Services, Inc.	13,514	264,334
Wright Express Corp.*	2,758	149,704

Total IT Services		4,827,707

Leisure Equipment & Products—0.2%
Brunswick Corp.	1,833	33,104
Polaris Industries, Inc.	4,739	265,289

Total Leisure Equipment & Products		298,393

Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc. Class A*(a)	2,582	247,975
Bruker Corp.*	8,524	105,868
Charles River Laboratories International, Inc.*	2,063	56,382
Covance, Inc.*	3,936	179,954
Illumina, Inc.*(a)	5,041	153,650
PAREXEL International Corp.*	2,574	53,385
PerkinElmer, Inc.	8,635	172,700
Techne Corp.	2,193	149,694

Total Life Sciences Tools & Services		1,119,608

Machinery—5.7%
Actuant Corp. Class A	7,342	166,590
Barnes Group, Inc.	3,852	92,872
Chart Industries, Inc.*	1,028	55,584
CLARCOR, Inc.(a)	3,076	153,769
Colfax Corp.*(a)	1,256	35,771
Crane Co.	5,267	246,022
Graco, Inc.(a)	4,521	184,864
Harsco Corp.	2,289	47,108
IDEX Corp.	6,573	243,924
ITT Corp.	40,741	787,524
Kennametal, Inc.	9,445	344,931
Lincoln Electric Holdings, Inc.	7,082	277,048
Middleby Corp.*(a)	1,129	106,171
Mueller Industries, Inc.	2,828	108,652
Nordson Corp.(a)	6,462	266,105
Oshkosh Corp.*(a)	17,167	367,031
Pentair, Inc.(a)	7,866	261,859
Robbins & Myers, Inc.	2,269	110,160
Sauer-Danfoss, Inc.*	11,763	425,938
Snap-On, Inc.	6,591	333,636
SPX Corp.	4,530	273,023
Timken Co. (The)	15,178	587,540
Toro Co. (The)	2,496	151,407
Trinity Industries, Inc.	4,568	137,314
Valmont Industries, Inc.	2,261	205,276
WABCO Holdings, Inc.*	11,099	481,697
Wabtec Corp.	3,231	226,008
Watts Water Technologies, Inc. Class A	2,205	75,433
Woodward, Inc.	4,315	176,613

Total Machinery		6,929,870

Marine—0.2%
Alexander & Baldwin, Inc.(a)	1,335	54,494
Kirby Corp.*(a)	3,258	214,507

Total Marine		269,001

See Notes to Schedule of Investments.

23        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2011

Investments	Shares	Value
Media—2.1%
AMC Networks, Inc. Class A*(a)	4,581	$172,154
Cablevision Systems Corp. Class A	22,978	326,747
Cinemark Holdings, Inc.	10,022	185,307
Clear Channel Outdoor Holdings, Inc. Class A*	2,303	28,903
DreamWorks Animation SKG, Inc. Class A*(a)	10,459	173,567
Gannett Co., Inc.	51,263	685,386
John Wiley & Sons, Inc. Class A	5,217	231,635
Madison Square Garden, Inc. Class A*	3,600	103,104
Meredith Corp.(a)	5,187	169,356
Morningstar, Inc.(a)	2,018	119,970
Regal Entertainment Group Class A(a)	5,018	59,915
Washington Post Co. (The) Class B	614	231,361

Total Media		2,487,405

Metals & Mining—1.7%
Allied Nevada Gold Corp.*	1,098	33,247
Carpenter Technology Corp.	3,050	157,014
Coeur D’alene Mines Corp.*	3,718	89,753
Compass Minerals International, Inc.	2,908	200,216
Hecla Mining Co.	25,371	132,690
Molycorp, Inc.*(a)	3,544	84,985
Reliance Steel & Aluminum Co.(a)	8,583	417,906
Schnitzer Steel Industries, Inc. Class A	3,194	135,042
Steel Dynamics, Inc.(a)	26,259	345,306
Stillwater Mining Co.*(a)	16,208	169,536
Titanium Metals Corp.(a)	8,524	127,690
United States Steel Corp.(a)	2,310	61,123
Worthington Industries, Inc.	7,925	129,811

Total Metals & Mining		2,084,319

Multiline Retail—0.6%
99 Cents Only Stores*	4,540	99,653
Big Lots, Inc.*(a)	7,489	282,785
Dillard’s, Inc. Class A(a)	6,221	279,198
Saks, Inc.*(a)	8,932	87,087

Total Multiline Retail		748,723

Multi-Utilities—1.3%
Avista Corp.	5,519	142,114
Black Hills Corp.	2,399	80,558
Integrys Energy Group, Inc.	6,550	354,879
MDU Resources Group, Inc.	13,983	300,075
NorthWestern Corp.	2,869	102,682
TECO Energy, Inc.(a)	18,205	348,444
Vectren Corp.(a)	6,443	194,772

Total Multi-Utilities		1,523,524

Office Electronics—0.1%
Zebra Technologies Corp. Class A*	4,294	153,639

Oil, Gas & Consumable Fuels—3.5%
Arch Coal, Inc.	11,388	165,240
Berry Petroleum Co. Class A(a)	5,569	234,009
Bill Barrett Corp.*	2,346	79,928
Cloud Peak Energy, Inc.*	10,343	199,827
CVR Energy, Inc.*	19,285	361,208
Enbridge Energy Management LLC*(a)	875	30,415
Energen Corp.	8,821	441,050
EXCO Resources, Inc.(a)	18,516	193,492
Forest Oil Corp.*	10,823	146,652
Gulfport Energy Corp.*	4,036	118,860
Northern Oil and Gas, Inc.*	2,258	54,147
Oasis Petroleum, Inc.*(a)	4,172	121,363
Rosetta Resources, Inc.*(a)	1,994	86,739

Investments	Shares	Value
SandRidge Energy, Inc.*(a)	43,650	$356,184
Stone Energy Corp.*	9,084	239,636
Swift Energy Co.*	3,261	96,917
Targa Resources Corp.(a)	424	17,253
Tesoro Corp.*(a)	36,399	850,281
W&T Offshore, Inc.(a)	9,091	192,820
World Fuel Services Corp.(a)	5,592	234,752

Total Oil, Gas & Consumable Fuels		4,220,773

Paper & Forest Products—0.1%
Buckeye Technologies, Inc.	3,813	127,507

Personal Products—0.2%
Nu Skin Enterprises, Inc. Class A(a)	4,374	212,445

Pharmaceuticals—0.9%
Endo Pharmaceuticals Holdings, Inc.*(a)	7,629	263,429
Impax Laboratories, Inc.*	4,258	85,884
Jazz Pharmaceuticals, Inc.*	4,047	156,336
Medicis Pharmaceutical Corp. Class A(a)	4,228	140,581
Par Pharmaceutical Cos., Inc.*	3,307	108,238
Questcor Pharmaceuticals, Inc.*	1,558	64,782
Salix Pharmaceuticals Ltd.*	2,183	104,457
Viropharma, Inc.*	5,673	155,383

Total Pharmaceuticals		1,079,090

Professional Services—0.8%
Acacia Research—Acacia Technologies*	751	27,419
Corporate Executive Board Co. (The)	1,590	60,579
CoStar Group, Inc.*	213	14,213
Dun & Bradstreet Corp.	4,624	346,014
FTI Consulting, Inc.*(a)	2,311	98,033
Manpower, Inc.(a)	8,122	290,362
Robert Half International, Inc.(a)	6,201	176,480

Total Professional Services		1,013,100

Real Estate Investment Trusts (REITs)—1.7%
Alexander’s, Inc.	266	98,428
Alexandria Real Estate Equities, Inc.(a)	3,116	214,911
American Campus Communities, Inc.	1,153	48,380
BioMed Realty Trust, Inc.(a)	1,458	26,361
BRE Properties, Inc.(a)	462	23,322
Camden Property Trust	180	11,203
CBL & Associates Properties, Inc.(a)	1,092	17,144
DuPont Fabros Technology, Inc.(a)	2,250	54,495
Entertainment Properties Trust(a)	1,995	87,201
Equity Lifestyle Properties, Inc.(a)	660	44,015
Equity One, Inc.(a)	1,159	19,680
Essex Property Trust, Inc.(a)	258	36,252
Extra Space Storage, Inc.(a)	2,254	54,614
Highwoods Properties, Inc.(a)	1,336	39,639
Home Properties, Inc.(a)	683	39,320
Hospitality Properties Trust(a)	1,899	43,639
Liberty Property Trust(a)	4,964	153,288
Mack-Cali Realty Corp.(a)	2,949	78,709
Mid-America Apartment Communities, Inc.(a)	689	43,097
National Retail Properties, Inc.(a)	3,478	91,750
Omega Healthcare Investors, Inc.	2,139	41,390
Piedmont Office Realty Trust, Inc. Class A(a)	7,329	124,886
Post Properties, Inc.(a)	535	23,390
Potlatch Corp.(a)	1,868	58,113
PS Business Parks, Inc.	1,164	64,521
Realty Income Corp.	4,418	154,453
Senior Housing Properties Trust	8,497	190,673
Tanger Factory Outlet Centers(a)	1,806	52,952

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        24

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2011

Investments	Shares	Value
Taubman Centers, Inc.	1,219	$75,700
Washington Real Estate Investment Trust(a)	569	15,562

Total Real Estate Investment Trusts (REITs)		2,027,088

Real Estate Management & Development—0.3%
Howard Hughes Corp. (The)*(a)	2,934	129,595
Jones Lang LaSalle, Inc.	3,459	211,898
St Joe Co. (The)*(a)	850	12,461

Total Real Estate Management & Development		353,954

Road & Rail—1.1%
Amerco, Inc.	2,695	238,238
Avis Budget Group, Inc.*(a)	2,490	26,693
Con-way, Inc.	3,401	99,173
Dollar Thrifty Automotive Group*(a)	2,037	143,120
Genesee & Wyoming, Inc. Class A*	2,077	125,825
Heartland Express, Inc.	4,667	66,691
Knight Transportation, Inc.(a)	4,573	71,522
Landstar System, Inc.	2,829	135,566
Old Dominion Freight Line, Inc.*(a)	3,901	158,107
Ryder System, Inc.	3,507	186,362
Swift Transportation Co. Class A*	791	6,518
Werner Enterprises, Inc.	4,634	111,679

Total Road & Rail		1,369,494

Semiconductors & Semiconductor Equipment—3.9%
Advanced Micro Devices, Inc.*(a)	78,233	422,458
Atmel Corp.*	75,111	608,399
Cavium, Inc.*(a)	1,939	55,126
Cree, Inc.*(a)	5,568	122,719
Cymer, Inc.*	2,700	134,352
Cypress Semiconductor Corp.*(a)	11,146	188,256
Fairchild Semiconductor International, Inc.*	18,579	223,691
First Solar, Inc.*(a)	19,782	667,840
Hittite Microwave Corp.*	2,131	105,229
International Rectifier Corp.*(a)	9,417	182,878
Intersil Corp. Class A	8,396	87,654
LSI Corp.*	11,935	71,013
Microsemi Corp.*	4,051	67,854
MKS Instruments, Inc.	6,866	191,012
Novellus Systems, Inc.*	10,335	426,732
ON Semiconductor Corp.*	16,335	126,106
PMC—Sierra, Inc.*	10,553	58,147
RF Micro Devices, Inc.*(a)	20,178	108,961
Semtech Corp.*	5,330	132,291
Silicon Laboratories, Inc.*(a)	1,156	50,194
Skyworks Solutions, Inc.*	20,386	330,661
Teradyne, Inc.*(a)	26,544	361,795

Total Semiconductors & Semiconductor Equipment		4,723,368

Software—1.7%
Advent Software, Inc.*	1,568	38,196
Aspen Technology, Inc.*	982	17,038
Blackbaud, Inc.	1,541	42,686
Cadence Design Systems, Inc.*(a)	3,117	32,417
CommVault Systems, Inc.*	758	32,382
Compuware Corp.*	16,842	140,125
Factset Research Systems, Inc.(a)	2,452	214,011
Fair Isaac Corp.	2,425	86,912
Fortinet, Inc.*	3,582	78,123
JDA Software Group, Inc.*	2,355	76,278
Mentor Graphics Corp.*	7,608	103,165
MICROS Systems, Inc.*	4,273	199,036
MicroStrategy, Inc. Class A*	217	23,505

Investments	Shares	Value
Parametric Technology Corp.*	5,509	$100,594
Progress Software Corp.*	4,099	79,316
QLIK Technologies, Inc.*	275	6,655
Quest Software, Inc.*(a)	4,694	87,308
Rovi Corp.*	3,772	92,716
SolarWinds, Inc.*	2,624	73,341
Solera Holdings, Inc.	4,367	194,506
SS&C Technologies Holdings, Inc.*(a)	3,498	63,174
Synopsys, Inc.*	9,703	263,922
Ultimate Software Group, Inc.*	72	4,689

Total Software		2,050,095

Specialty Retail—4.5%
Aaron’s, Inc.	6,698	178,703
Abercrombie & Fitch Co. Class A	5,429	265,152
Aeropostale, Inc.*	8,399	128,085
American Eagle Outfitters, Inc.(a)	12,847	196,431
ANN, Inc.*	4,739	117,432
Ascena Retail Group, Inc.*	7,858	233,540
Buckle, Inc. (The)(a)	4,728	193,233
Cabela’s, Inc.*(a)	7,140	181,499
Chico’s FAS, Inc.	16,115	179,521
Childrens Place Retail Stores, Inc. (The)*(a)	1,944	103,265
DSW, Inc. Class A	3,731	164,948
Express, Inc.*(a)	7,576	151,065
Foot Locker, Inc.	13,508	322,031
GameStop Corp. Class A*(a)	21,406	516,527
Genesco, Inc.*	1,558	96,191
GNC Holdings, Inc. Class A*(a)	5,277	152,769
Guess?, Inc.(a)	13,182	393,087
Hibbett Sports, Inc.*	1,560	70,481
JOS A Bank Clothiers, Inc.*(a)	2,353	114,732
Men’s Wearhouse, Inc. (The)	3,726	120,760
Monro Muffler Brake, Inc.	1,542	59,814
Penske Automotive Group, Inc.(a)	10,272	197,736
Pier 1 Imports, Inc.*(a)	10,422	145,178
Rent-A-Center, Inc.	5,472	202,464
Sally Beauty Holdings, Inc.*	13,653	288,488
Ulta Salon Cosmetics & Fragrance, Inc.*	1,717	111,468
Urban Outfitters, Inc.*(a)	10,246	282,380
Williams-Sonoma, Inc.	7,571	291,483

Total Specialty Retail		5,458,463

Textiles, Apparel & Luxury Goods—1.4%
Carter’s, Inc.*(a)	3,723	148,213
Columbia Sportswear Co.(a)	2,400	111,720
Crocs, Inc.*	9,421	139,148
Deckers Outdoor Corp.*(a)	2,134	161,266
Hanesbrands, Inc.*(a)	13,947	304,882
Iconix Brand Group, Inc.*	9,008	146,740
Steven Madden Ltd.*	3,454	119,163
Under Armour, Inc. Class A*(a)	1,462	104,957
Vera Bradley, Inc.*(a)	1,618	52,181
Warnaco Group, Inc. (The)*(a)	4,260	213,170
Wolverine World Wide, Inc.	4,697	167,401

Total Textiles, Apparel & Luxury Goods		1,668,841

Thrifts & Mortgage Finance—0.4%
BankUnited, Inc.(a)	2,737	60,187
Capitol Federal Financial, Inc.	4,415	50,949
Northwest Bancshares, Inc.(a)	6,577	81,818
Ocwen Financial Corp.*	7,050	102,084
TFS Financial Corp.*	1,345	12,051
Washington Federal, Inc.	12,412	173,644

Total Thrifts & Mortgage Finance		480,733

See Notes to Schedule of Investments.

25        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2011

Investments	Shares	Value
Tobacco—0.0%
Vector Group Ltd.(a)	3,089	$54,861

Trading Companies & Distributors—0.6%
Air Lease Corp. Class A*(a)	1,436	34,047
Applied Industrial Technologies, Inc.	3,858	135,686
GATX Corp.	2,883	125,872
United Rentals, Inc.*(a)	2,635	77,864
Watsco, Inc.(a)	1,618	106,238
WESCO International, Inc.*	4,458	236,319

Total Trading Companies & Distributors		716,026

Transportation Infrastructure—0.0%
Macquarie Infrastructure Co. LLC(a)	895	25,015

Water Utilities—0.1%
Aqua America, Inc.	8,320	183,456

Wireless Telecommunication Services—1.0%
MetroPCS Communications, Inc.*	34,267	297,437
NII Holdings, Inc.*	19,463	414,562
Telephone & Data Systems, Inc.(a)	9,902	256,363
United States Cellular Corp.*	5,217	227,618

Total Wireless Telecommunication Services		1,195,980

TOTAL COMMON STOCKS
(Cost: $ 116,517,591)		120,665,122

EXCHANGE-TRADED FUND—0.3%
WisdomTree MidCap Dividend Fund(a)(b)
(Cost: $ 301,851)	6,589	343,089

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $ 64,054)	64,054	64,054

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED—23.9%

MONEY MARKET FUND—23.9%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $ 28,969,241)(e)	28,969,241	28,969,241

TOTAL INVESTMENTS IN SECURITIES—123.8%
(Cost: $ 145,852,737)(f)		150,041,506
Liabilities in Excess of Other Assets—(23.8)%		(28,883,649)

NET ASSETS—100.0%		$121,157,857

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $28,130,700 and the total market value of the collateral held by the Fund was $28,969,241.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments. WisdomTree Domestic and International Earnings Funds 26

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.5%

Aerospace & Defense—1.5%
AAR Corp.(a)	14,446	$276,930
Aerovironment, Inc.*(a)	3,425	107,785
American Science & Engineering, Inc.	1,778	121,100
Astronics Corp.*	2,091	74,879
Ceradyne, Inc.*	10,101	270,505
Cubic Corp.	7,292	317,858
DigitalGlobe, Inc.*	287	4,910
Ducommun, Inc.	1,592	20,298
GenCorp, Inc.*(a)	1,954	10,395
GeoEye, Inc.*	7,593	168,716
KEYW Holding Corp. (The)*	659	4,877
LMI Aerospace, Inc.*	2,888	50,684
National Presto Industries, Inc.(a)	2,203	206,201
Orbital Sciences Corp.*	15,172	220,449

Total Aerospace & Defense		1,855,587

Air Freight & Logistics—0.8%
Air Transport Services Group, Inc.*	17,269	81,509
Atlas Air Worldwide Holdings, Inc.*	10,323	396,713
Forward Air Corp.(a)	5,015	160,731
HUB Group, Inc. Class A*(a)	6,065	196,688
Pacer International, Inc.*	6,864	36,722
Park-Ohio Holdings Corp.*	2,189	39,052

Total Air Freight & Logistics		911,415

Airlines—0.9%
Allegiant Travel Co.*(a)	3,546	189,144
Hawaiian Holdings, Inc.*	29,681	172,150
JetBlue Airways Corp.*(a)	49,144	255,549
Skywest, Inc.	5,232	65,871
Spirit Airlines, Inc.*(a)	13,770	214,812
US Airways Group, Inc.*(a)	34,808	176,476

Total Airlines		1,074,002

Auto Components—1.5%
American Axle & Manufacturing
Holdings, Inc.*	61,989	613,071
Cooper Tire & Rubber Co.	26,496	371,209
Dorman Products, Inc.*	4,671	172,500
Drew Industries, Inc.*(a)	4,695	115,168
Exide Technologies*	27,974	73,572
Fuel Systems Solutions, Inc.*(a)	1,043	17,199
Modine Manufacturing Co.*	10,245	96,918
Spartan Motors, Inc.	2,692	12,949
Standard Motor Products, Inc.	5,821	116,711
Stoneridge, Inc.*(a)	5,733	48,329
Superior Industries International, Inc.	11,057	182,883

Total Auto Components		1,820,509

Automobiles—0.0%
Winnebago Industries, Inc.*(a)	1,724	12,723

Beverages—0.2%
Coca-Cola Bottling Co. Consolidated	2,250	131,737
Heckmann Corp.*(a)	1,435	9,543
National Beverage Corp.*	9,386	150,833

Total Beverages		292,113

Biotechnology—2.1%
Acorda Therapeutics, Inc.*	3,418	81,485
Astex Pharmaceuticals*	25,605	48,393
Aveo Pharmaceuticals, Inc.*(a)	9,864	169,661
Emergent Biosolutions, Inc.*	4,511	75,965
Exelixis, Inc.*(a)	7,457	35,309
Genomic Health, Inc.*(a)	950	24,121

Investments	Shares	Value
Ligand Pharmaceuticals, Inc. Class B*	1,073	$12,737
Maxygen, Inc.*	10,783	60,708
Momenta Pharmaceuticals, Inc.*	48,934	850,962
Neurocrine Biosciences, Inc.*	14,938	126,973
Osiris Therapeutics, Inc.*(a)	9,956	53,265
PDL BioPharma, Inc.(a)	111,056	688,547
Progenics Pharmaceuticals, Inc.*	1,060	9,052
Sciclone Pharmaceuticals, Inc.*	15,514	66,555
SIGA Technologies, Inc.*	8,650	21,798
Spectrum Pharmaceuticals, Inc.*(a)	11,295	165,246

Total Biotechnology		2,490,777

Building Products—0.3%
AAON, Inc.(a)	3,326	68,150
Ameresco, Inc. Class A*	10,057	137,982
Gibraltar Industries, Inc.*	634	8,850
Quanex Building Products Corp.	3,195	47,989
Trex Co., Inc.*	970	22,223
Universal Forest Products, Inc.	877	27,073

Total Building Products		312,267

Capital Markets—3.1%
Arlington Asset Investment Corp. Class A(a)	2,699	57,570
Artio Global Investors, Inc. Class A(a)	50,874	248,265
BGC Partners, Inc. Class A(a)	16,765	99,584
BlackRock Kelso Capital Corp.(a)	30,123	245,804
Calamos Asset Management, Inc. Class A	6,030	75,435
Diamond Hill Investment Group, Inc.(a)	710	52,526
Duff & Phelps Corp. Class A(a)	4,172	60,494
Edelman Financial Group, Inc.	4,466	29,342
Epoch Holding Corp.	3,715	82,584
Evercore Partners, Inc. Class A	1,414	37,641
Fidus Investment Corp.	615	7,977
Fifth Street Finance Corp.(a)	21,725	207,908
Financial Engines, Inc.*(a)	2,996	66,901
FXCM, Inc. Class A(a)	3,343	32,594
GFI Group, Inc.(a)	19,759	81,407
Gladstone Investment Corp.	16,495	119,919
Golub Capital BDC, Inc.(a)	5,570	86,335
Greenhill & Co., Inc.(a)	2,781	101,145
Hercules Technology Growth Capital, Inc.	14,870	140,373
HFF, Inc. Class A*	10,140	104,746
Horizon Technology Finance Corp.	2,393	38,958
INTL FCStone, Inc.*	3,779	89,071
JMP Group, Inc.	3,538	25,297
Main Street Capital Corp.(a)	9,260	196,682
Medallion Financial Corp.	5,447	61,987
Medley Capital Corp.	2,020	21,008
MVC Capital, Inc.(a)	1,843	21,360
New Mountain Finance Corp.	7,850	105,269
Oppenheimer Holdings, Inc. Class A	5,101	82,126
PennantPark Investment Corp.	3,994	40,299
Piper Jaffray Cos.*	3,252	65,690
Prospect Capital Corp.(a)	39,018	362,477
Solar Capital Ltd.	8,606	190,107
THL Credit, Inc.	6,365	77,717
TICC Capital Corp.(a)	13,416	116,048
Triangle Capital Corp.(a)	9,874	188,791
US Global Investors, Inc. Class A(a)	4,016	24,216
Virtus Investment Partners, Inc.*	226	17,178
Westwood Holdings Group, Inc.	1,329	48,575

Total Capital Markets		3,711,406

See Notes to Schedule of Investments.

27        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
Chemicals—4.3%
A. Schulman, Inc.	7,157	$151,585
American Vanguard Corp.	5,201	69,381
Calgon Carbon Corp.*	12,114	190,311
Ferro Corp.*	59,971	293,258
FutureFuel Corp.(a)	9,327	115,841
Georgia Gulf Corp.*	14,761	287,692
H.B. Fuller Co.(a)	12,892	297,934
Hawkins, Inc.	1,943	71,619
Innophos Holdings, Inc.	6,196	300,878
Innospec, Inc.*	11,806	331,395
KMG Chemicals, Inc.	2,232	38,547
Koppers Holdings, Inc.	6,115	210,111
Kraton Performance Polymers, Inc.*	23,343	473,863
Landec Corp.*	5,107	28,191
LSB Industries, Inc.*	8,552	239,713
Minerals Technologies, Inc.	4,464	252,350
OM Group, Inc.*	502	11,240
Omnova Solutions, Inc.*	71,467	329,463
PolyOne Corp.(a)	54,744	632,293
Quaker Chemical Corp.	4,151	161,432
Stepan Co.	3,200	256,512
TPC Group, Inc.*	10,531	245,688
Tredegar Corp.(a)	5,013	111,389
Zep, Inc.	3,944	55,137

Total Chemicals		5,155,823

Commercial Banks—8.2%
1st Source Corp.	6,411	162,391
1st United Bancorp, Inc.*	3,137	17,410
Alliance Financial Corp.	1,504	46,444
Arrow Financial Corp.(a)	3,362	78,805
BancFirst Corp.(a)	4,306	161,647
Bancorp Rhode Island, Inc.	1,382	54,865
Bancorp, Inc. (The)*	3,447	24,922
BancorpSouth, Inc.(a)	13,226	145,751
Bank of Marin Bancorp	1,575	59,204
Bank of the Ozarks, Inc.(a)	12,542	371,620
BBCN Bancorp, Inc.*	9,617	90,881
Boston Private Financial Holdings, Inc.	3,356	26,647
Bridge Bancorp, Inc.	1,659	33,014
Bryn Mawr Bank Corp.	3,727	72,639
Camden National Corp.	3,074	100,212
Capital City Bank Group, Inc.(a)	2,564	24,486
Cardinal Financial Corp.	8,372	89,915
Cathay General Bancorp	19,680	293,822
Chemical Financial Corp.	6,723	143,334
Citizens & Northern Corp.	4,347	80,289
City Holding Co.(a)	4,527	153,420
CNB Financial Corp.	2,816	44,437
Columbia Banking System, Inc.	8,492	163,641
Community Bank System, Inc.(a)	9,398	261,264
Community Trust Bancorp, Inc.	4,777	140,539
CVB Financial Corp.(a)	26,454	265,334
Eagle Bancorp, Inc.*(a)	5,070	73,718
Enterprise Financial Services Corp.	7,110	105,228
Financial Institutions, Inc.	4,180	67,465
First Bancorp(a)	1,452	16,190
First Bancorp, Inc.(a)	2,658	40,853
First Busey Corp.	17,631	88,155
First Commonwealth Financial Corp.	24,199	127,287
First Community Bancshares, Inc.	6,134	76,552
First Financial Bancorp	14,064	234,025
First Financial Bankshares, Inc.(a)	7,676	256,609
First Financial Corp.	3,751	124,833

Investments	Shares	Value
First Interstate Bancsystem, Inc.	11,476	$149,532
First Merchants Corp.	2,164	18,329
First of Long Island Corp. (The)	2,511	66,090
German American Bancorp, Inc.(a)	3,406	61,955
Glacier Bancorp, Inc.(a)	14,134	170,032
Great Southern Bancorp, Inc.(a)	3,238	76,384
Hanmi Financial Corp.*(a)	14,103	104,362
Heartland Financial USA, Inc.	4,478	68,693
Heritage Commerce Corp.*	5,524	26,184
Heritage Financial Corp.	1,601	20,109
Home Bancshares, Inc.(a)	3,739	96,878
Hudson Valley Holding Corp.	5,028	106,694
Independent Bank Corp.(a)	6,298	171,872
Lakeland Bancorp, Inc.	6,541	56,383
Lakeland Financial Corp.	4,005	103,609
MainSource Financial Group, Inc.	8,162	72,071
MB Financial, Inc.	2,680	45,828
Merchants Bancshares, Inc.	1,803	52,648
National Bankshares, Inc.(a)	2,195	61,284
NBT Bancorp, Inc.	9,841	217,781
Old National Bancorp(a)	17,605	205,098
OmniAmerican Bancorp, Inc.*	639	10,032
Oriental Financial Group, Inc.	14,265	172,749
Pacific Capital Bancorp NA*(a)	10,679	301,575
Pacific Continental Corp.	3,068	27,152
PacWest Bancorp	5,318	100,776
Park National Corp.(a)	3,938	256,206
Pinnacle Financial Partners, Inc.*	7,779	125,631
PrivateBancorp, Inc.	11,628	127,675
Renasant Corp.	4,452	66,780
Republic Bancorp, Inc. Class A	14,110	323,119
S&T Bancorp, Inc.(a)	7,318	143,067
S.Y. Bancorp, Inc.(a)	3,942	80,929
Sandy Spring Bancorp, Inc.	6,744	118,357
SCBT Financial Corp.	998	28,952
Simmons First National Corp. Class A	3,266	88,803
Southside Bancshares, Inc.(a)	6,322	136,935
State Bank Financial Corp.*	10,024	151,463
StellarOne Corp.	4,025	45,805
Sterling Bancorp	6,737	58,208
Texas Capital Bancshares, Inc.*(a)	7,937	242,952
Tompkins Financial Corp.(a)	3,228	124,310
Tower Bancorp, Inc.	789	22,518
TowneBank(a)	6,040	73,930
Trico Bancshares	3,602	51,220
Union First Market Bankshares Corp.	6,714	89,229
Univest Corp. of Pennsylvania	4,507	65,983
Virginia Commerce Bancorp, Inc.*(a)	10,798	83,469
Washington Banking Co.	4,698	55,953
Washington Trust Bancorp, Inc.	4,422	105,509
WesBanco, Inc.	8,460	164,716
West Bancorp., Inc.	4,480	42,918
West Coast Bancorp*	3,550	55,380
Wintrust Financial Corp.(a)	3,676	103,112

Total Commercial Banks		9,915,077

Commercial Services & Supplies—3.5%
ABM Industries, Inc.	12,179	251,131
ACCO Brands Corp.*(a)	5,043	48,665
At Cross Co. Class A*	2,553	28,798
Brink’s Co. (The)	13,606	365,729
Consolidated Graphics, Inc.*	2,567	123,935
Courier Corp.	1,835	21,525
Deluxe Corp.(a)	23,202	528,078
Encore Capital Group, Inc.*	10,221	217,298
EnergySolutions, Inc.*	15,660	48,389

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        28

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
Ennis, Inc.	11,024	$146,950
Fuel Tech, Inc.*	2,931	19,286
G&K Services, Inc. Class A(a)	4,296	125,057
Geo Group, Inc. (The)*(a)	17,221	288,452
Innerworkings, Inc.*(a)	5,298	49,324
Interface, Inc. Class A(a)	7,829	90,347
Intersections, Inc.(a)	6,475	71,808
Kimball International, Inc. Class B	3,167	16,057
Knoll, Inc.(a)	12,730	189,040
McGrath Rentcorp	6,306	182,811
Metalico, Inc.*	22,769	74,910
Mobile Mini, Inc.*	4,730	82,538
Multi-Color Corp.	3,388	87,173
NL Industries, Inc.(a)	14,780	191,697
Quad Graphics, Inc.(a)	2,355	33,771
Schawk, Inc.	6,114	68,538
Standard Parking Corp.*(a)	3,750	67,012
Steelcase, Inc. Class A(a)	11,946	89,117
SYKES Enterprises, Inc.*	11,221	175,721
Team, Inc.*	3,742	111,324
TMS International Corp. Class A*	7,889	77,943
U.S. Ecology, Inc.	3,292	61,824
UniFirst Corp.(a)	4,851	275,246
Viad Corp.	2,051	35,851

Total Commercial Services & Supplies		4,245,345

Communications Equipment—1.0%
Anaren, Inc.*	3,010	50,026
Bel Fuse, Inc. Class B	2,469	46,294
Black Box Corp.	6,465	181,279
Blue Coat Systems, Inc.*	3,409	86,759
CalAmp Corp.*	1,638	6,962
Communications Systems, Inc.	3,030	42,602
Comtech Telecommunications Corp.	7,402	211,845
Digi International, Inc.*	3,674	41,002
Globecomm Systems, Inc.*	4,652	63,639
Ixia*	6,204	65,204
Oplink Communications, Inc.*	9,579	157,766
Procera Networks, Inc.*	443	6,902
TESSCO Technologies, Inc.	3,178	43,920
Westell Technologies, Inc. Class A*	108,583	241,054

Total Communications Equipment		1,245,254

Computers & Peripherals—0.8%
3D Systems Corp.*(a)	8,869	127,714
Cray, Inc.*	20,073	129,872
Datalink Corp.*	4,325	35,725
Electronics For Imaging, Inc.*	5,537	78,902
Quantum Corp.*	1,802	4,325
Rimage Corp.	2,146	24,142
STEC, Inc.*(a)	16,755	143,925
Stratasys, Inc.*(a)	2,185	66,446
Super Micro Computer, Inc.*	9,988	156,612
Synaptics, Inc.*(a)	6,774	204,236

Total Computers & Peripherals		971,899

Construction & Engineering—1.0%
Aegion Corp.*(a)	6,867	105,340
Comfort Systems USA, Inc.(a)	4,512	48,369
Dycom Industries, Inc.*	3,000	62,760
Furmanite Corp.*	9,048	57,093
Great Lakes Dredge & Dock Corp.(a)	10,178	56,590
Layne Christensen Co.*	5,612	135,810
Michael Baker Corp.*	2,310	45,299
MYR Group, Inc.*	3,746	71,698
Northwest Pipe Co.*	999	22,837
Pike Electric Corp.*	3,158	22,706

Investments	Shares	Value
Primoris Services Corp.(a)	14,340	$214,096
Sterling Construction Co., Inc.*	5,562	59,903
Tutor Perini Corp.*	23,197	286,251

Total Construction & Engineering		1,188,752

Construction Materials—0.0%
Eagle Materials, Inc.	651	16,705

Consumer Finance—1.6%
Advance America, Cash Advance Centers, Inc.	23,475	210,101
DFC Global Corp.*(a)	10,408	187,968
First Cash Financial Services, Inc.*	6,828	239,595
Nelnet, Inc. Class A(a)	35,217	861,760
Netspend Holdings, Inc.*(a)	13,824	112,113
World Acceptance Corp.*(a)	5,003	367,720

Total Consumer Finance		1,979,257

Containers & Packaging—0.4%
AEP Industries, Inc.*	688	19,367
Boise, Inc.	51,853	369,193
Myers Industries, Inc.(a)	3,064	37,810

Total Containers & Packaging		426,370

Distributors—0.2%
Core-Mark Holding Co., Inc.(a)	2,058	81,497
VOXX International Corp. Class A*	13,631	115,182
Weyco Group, Inc.	2,414	59,263

Total Distributors		255,942

Diversified Consumer Services—2.8%
American Public Education, Inc.*(a)	3,319	143,646
Archipelago Learning, Inc.*(a)	1,928	18,644
Bridgepoint Education, Inc.*(a)	29,989	689,747
Capella Education Co.*	6,184	222,933
Career Education Corp.*	102,402	816,144
Collectors Universe, Inc.	1,594	23,225
Grand Canyon Education, Inc.*	10,715	171,011
K12, Inc.*(a)	2,357	42,285
Lincoln Educational Services Corp.	19,590	154,761
Mac-Gray Corp.	665	9,170
Matthews International Corp. Class A	8,584	269,795
Regis Corp.(a)	9,146	151,366
Stewart Enterprises, Inc. Class A(a)	15,544	89,534
Strayer Education, Inc.(a)	4,588	445,908
Universal Technical Institute, Inc.*	7,849	100,310

Total Diversified Consumer Services		3,348,479

Diversified Financial Services—0.6%
Gain Capital Holdings, Inc.(a)	41,392	277,326
Interactive Brokers Group, Inc. Class A(a)	4,909	73,341
Life Partners Holdings, Inc.(a)	17,273	111,584
MarketAxess Holdings, Inc.(a)	5,808	174,879
Marlin Business Services Corp.	1,474	18,720
NewStar Financial, Inc.*	4,978	50,626
PHH Corp.*	253	2,707

Total Diversified Financial Services		709,183

Diversified Telecommunication Services—0.7%
8x8, Inc.*(a)	6,540	20,732
Atlantic Tele-Network, Inc.	1,776	69,353
Boingo Wireless, Inc.*(a)	6,080	52,288
Cincinnati Bell, Inc.*	16,841	51,028
Cogent Communications Group, Inc.*	940	15,877
Consolidated Communications Holdings, Inc.	4,950	94,297
General Communication, Inc. Class A*	2,159	21,137
HickoryTech Corp.	3,217	35,644

See Notes to Schedule of Investments.

29        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
IDT Corp. Class B	8,900	$83,482
Iridium Communications, Inc.*(a)	19,043	146,821
Neutral Tandem, Inc.*	9,798	104,741
Premiere Global Services, Inc.*	6,248	52,920
SureWest Communications	957	11,513
Vonage Holdings Corp.*	27,589	67,593

Total Diversified Telecommunication Services		827,426

Electric Utilities—0.5%
Central Vermont Public Service Corp.	662	23,236
Empire District Electric Co. (The)	10,191	214,928
MGE Energy, Inc.(a)	5,497	257,095
Otter Tail Corp.(a)	3,461	76,211
Unitil Corp.	1,585	44,983

Total Electric Utilities		616,453

Electrical Equipment—0.8%
AZZ, Inc.	3,215	146,090
Coleman Cable, Inc.*	6,620	57,594
Encore Wire Corp.	5,308	137,477
Franklin Electric Co., Inc.(a)	5,075	221,067
Global Power Equipment Group, Inc.*	9,336	221,730
LSI Industries, Inc.	4,823	28,938
Powell Industries, Inc.*	873	27,307
Preformed Line Products Co.	1,809	107,925
Vicor Corp.(a)	8,729	69,483

Total Electrical Equipment		1,017,611

Electronic Equipment, Instruments & Components—4.9%
Badger Meter, Inc.	3,187	93,793
Benchmark Electronics, Inc.*	19,099	257,264
Brightpoint, Inc.*(a)	17,337	186,546
CTS Corp.	6,549	60,251
Daktronics, Inc.	4,472	42,797
DDi Corp.	7,909	73,791
DTS, Inc.*(a)	2,282	62,162
Electro Rent Corp.	5,402	92,644
Electro Scientific Industries, Inc.*	5,873	85,041
FARO Technologies, Inc.*	1,475	67,850
Insight Enterprises, Inc.*	21,623	330,616
Kemet Corp.*	47,362	333,902
LeCroy Corp.*	4,879	41,032
Littelfuse, Inc.(a)	7,481	321,533
Measurement Specialties, Inc.*(a)	3,850	107,646
Mercury Computer Systems, Inc.*	4,636	61,612
Methode Electronics, Inc.	7,410	61,429
MTS Systems Corp.	4,559	185,779
Multi-Fineline Electronix, Inc.*	6,788	139,493
Newport Corp.*	15,951	217,093
OSI Systems, Inc.*	2,779	135,560
Park Electrochemical Corp.	3,855	98,765
PC Connection, Inc.	9,297	103,104
Plexus Corp.*	11,603	317,690
Power-One, Inc.*(a)	132,063	516,366
RealD, Inc.*(a)	6,423	50,999
Richardson Electronics Ltd.	1,096	13,470
Rofin-Sinar Technologies, Inc.*	9,638	220,228
Rogers Corp.*(a)	3,795	139,884
Sanmina-SCI Corp.*	28,196	262,505
Scansource, Inc.*(a)	8,012	288,432
SYNNEX Corp.*(a)	16,951	516,328
TTM Technologies, Inc.*(a)	20,680	226,653
Vishay Precision Group, Inc.*	2,719	43,450
X-Rite, Inc.*	6,160	28,582

Investments	Shares	Value
Zygo Corp.*	4,234	$74,730

Total Electronic Equipment, Instruments & Components		5,859,020

Energy Equipment & Services—0.7%
Basic Energy Services, Inc.*	4,591	90,443
Global Geophysical Services, Inc.*	1,296	8,709
ION Geophysical Corp.*(a)	13,389	82,075
Matrix Service Co.*	7,970	75,237
Mitcham Industries, Inc.*	1,692	36,953
Natural Gas Services Group, Inc.*	2,260	32,680
Newpark Resources*	30,934	293,873
OYO Geospace Corp.*	1,445	111,742
Parker Drilling Co.*	13,126	94,113
PHI, Inc.*	178	4,423
Rignet, Inc.*	1,142	19,117
TGC Industries, Inc.*	4,138	29,545

Total Energy Equipment & Services		878,910

Food & Staples Retailing—1.1%
Andersons, Inc. (The)	7,822	341,509
Ingles Markets, Inc. Class A	8,304	125,058
Nash Finch Co.	5,536	162,094
Pantry, Inc. (The)*	4,768	57,073
Spartan Stores, Inc.(a)	6,253	115,680
Susser Holdings Corp.*	6,360	143,863
Village Super Market, Inc. Class A	2,557	72,747
Weis Markets, Inc.(a)	6,328	252,740

Total Food & Staples Retailing		1,270,764

Food Products—1.0%
B&G Foods, Inc.(a)	8,092	194,775
Calavo Growers, Inc.(a)	1,771	45,479
Cal-Maine Foods, Inc.(a)	5,817	212,728
Chiquita Brands International, Inc.*	23,963	199,851
Diamond Foods, Inc.(a)	5,533	178,550
J&J Snack Foods Corp.(a)	3,405	181,418
Omega Protein Corp.*	12,291	87,635
Seneca Foods Corp. Class A*	975	25,175
Smart Balance, Inc.*	5,203	27,888

Total Food Products		1,153,499

Gas Utilities—0.3%
Chesapeake Utilities Corp.	2,233	96,800
Laclede Group, Inc. (The)	5,591	226,268

Total Gas Utilities		323,068

Health Care Equipment & Supplies—2.1%
Abaxis, Inc.*	1,734	47,980
Analogic Corp.	1,060	60,759
Angiodynamics, Inc.*	1,909	28,272
Arthrocare Corp.*	3,266	103,467
Atrion Corp.	392	94,170
Cantel Medical Corp.	2,817	78,679
Conceptus, Inc.*(a)	21,218	268,196
CONMED Corp.*	4,725	121,291
CryoLife, Inc.*	6,067	29,122
Cyberonics, Inc.*	3,526	118,121
DynaVox, Inc. Class A*	2,268	8,255
Exactech, Inc.*(a)	2,269	37,370
Greatbatch, Inc.*	5,596	123,672
ICU Medical, Inc.*(a)	2,916	131,220
Integra LifeSciences Holdings Corp.*	4,789	147,645
Invacare Corp.	8,763	133,986
Kensey Nash Corp.*	173	3,320
Meridian Bioscience, Inc.(a)	5,132	96,687
Merit Medical Systems, Inc.*	5,863	78,447

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        30

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
Natus Medical, Inc.*	4,166	$39,285
Neogen Corp.*(a)	2,349	71,973
NuVasive, Inc.*	20,723	260,903
Quidel Corp.*(a)	1,478	22,362
RTI Biologics, Inc.*	6,786	30,130
SonoSite, Inc.*	563	30,323
Spectranetics Corp.*	882	6,368
STAAR Surgical Co.*	168	1,762
Symmetry Medical, Inc.*	4,815	38,472
Synergetics USA, Inc.*	3,129	23,092
Synovis Life Technologies, Inc.*	933	25,965
Vascular Solutions, Inc.*	6,736	74,972
Wright Medical Group, Inc.*	744	12,276
Young Innovations, Inc.	1,868	55,349
Zoll Medical Corp.*(a)	2,344	148,094

Total Health Care Equipment & Supplies		2,551,985

Health Care Providers & Services—3.1%
Air Methods Corp.*(a)	2,145	181,145
Almost Family, Inc.*	5,381	89,217
Amedisys, Inc.*	1,311	14,303
American Dental Partners, Inc.*	2,197	41,370
AMN Healthcare Services, Inc.*	1,751	7,757
Amsurg Corp.*(a)	7,152	186,238
Assisted Living Concepts, Inc. Class A	5,305	78,991
Bio-Reference Labs, Inc.*(a)	7,733	125,816
Capital Senior Living Corp.*	2,128	16,896
Chemed Corp.(a)	6,154	315,146
Chindex International, Inc.*(a)	1,585	13,504
Corvel Corp.*	2,536	131,137
Cross Country Healthcare, Inc.*	2,754	15,285
Ensign Group, Inc. (The)(a)	7,160	175,420
Five Star Quality Care, Inc.*	25,695	77,085
Hanger Orthopedic Group, Inc.*	7,992	149,371
Healthways, Inc.*	12,320	84,515
IPC The Hospitalist Co., Inc.*(a)	2,295	104,927
Kindred Healthcare, Inc.*	12,738	149,926
Landauer, Inc.	1,719	88,529
MedQuist Holdings, Inc.*	12,959	124,666
Metropolitan Health Networks, Inc.*	12,242	91,448
Molina Healthcare, Inc.*(a)	12,117	270,573
MWI Veterinary Supply, Inc.*	2,226	147,895
National Healthcare Corp.(a)	4,694	196,679
PharMerica Corp.*(a)	5,630	85,463
Providence Service Corp. (The)*	4,230	58,205
Sunrise Senior Living, Inc.*(a)	10,490	67,975
Triple-S Management Corp. Class B*	10,774	215,696
U.S. Physical Therapy, Inc.	3,143	61,854
Universal American Corp.	33,395	424,450

Total Health Care Providers & Services		3,791,482

Health Care Technology—0.3%
Computer Programs & Systems, Inc.	1,980	101,198
Epocrates, Inc.*(a)	2,383	18,587
Healthstream, Inc.*	1,337	24,668
Medidata Solutions, Inc.*	5,615	122,126
Merge Healthcare, Inc.*	404	1,959
Omnicell, Inc.*(a)	1,665	27,506
Transcend Services, Inc.*	1,931	45,823

Total Health Care Technology		341,867

Hotels, Restaurants & Leisure — 3.3%
AFC Enterprises*	5,493	80,747
Ameristar Casinos, Inc.	2,266	39,179
Biglari Holdings, Inc.*	227	83,590
Bob Evans Farms, Inc.	7,141	239,509
Bravo Brio Restaurant Group, Inc.*	13,431	230,342

Investments	Shares	Value
Caribou Coffee Co., Inc.*	9,145	$127,573
Carrols Restaurant Group, Inc.*	4,770	55,189
CEC Entertainment, Inc.	5,924	204,082
Churchill Downs, Inc.(a)	3,758	195,905
Cracker Barrel Old Country Store, Inc.(a)	5,935	299,183
Denny’s Corp.*(a)	20,069	75,459
Einstein Noah Restaurant Group, Inc.	2,660	42,081
International Speedway Corp. Class A	8,548	216,692
Interval Leisure Group, Inc.*	10,536	143,395
Isle of Capri Casinos, Inc.*	1,063	4,964
Jack In The Box, Inc.*(a)	10,875	227,288
Krispy Kreme Doughnuts, Inc.*	7,900	51,666
Marcus Corp.	5,352	67,489
Multimedia Games Holding Co., Inc.*	2,673	21,224
Papa John’s International, Inc.*	5,305	199,892
Peet’s Coffee & Tea, Inc.*(a)	1,273	79,792
PF Chang’s China Bistro, Inc.(a)	4,807	148,584
Pinnacle Entertainment, Inc.*	5,338	54,234
Red Robin Gourmet Burgers, Inc.*	2,495	69,112
Ruby Tuesday, Inc.*(a)	21,387	147,570
Ruth’s Hospitality Group, Inc.*(a)	9,717	48,293
Shuffle Master, Inc.*(a)	9,080	106,418
Sonic Corp.*	10,049	67,630
Speedway Motorsports, Inc.	12,274	188,160
Texas Roadhouse, Inc.(a)	15,687	233,736
Town Sports International Holdings, Inc.*	2,094	15,391
WMS Industries, Inc.*(a)	11,779	241,705

Total Hotels, Restaurants & Leisure		4,006,074

Household Durables—1.0%
American Greetings Corp. Class A(a)	18,743	234,475
Blyth, Inc.	1,486	84,405
Cavco Industries, Inc.*	1,214	48,633
CSS Industries, Inc.	1,780	35,458
Ethan Allen Interiors, Inc.(a)	5,087	120,613
iRobot Corp.*	4,336	129,429
La-Z-Boy, Inc.*	21,793	259,337
Libbey, Inc.*	6,885	87,715
Lifetime Brands, Inc.	5,842	70,922
Sealy Corp.*	25,295	43,507
Universal Electronics, Inc.*	4,233	71,411
Zagg, Inc.*(a)	4,593	32,472

Total Household Durables		1,218,377

Household Products—0.2%
Central Garden and Pet Co. Class A*(a)	13,079	108,817
WD-40 Co.	3,291	132,990

Total Household Products		241,807

Independent Power Producers & Energy Traders—0.0%
Ormat Technologies, Inc.(a)	922	16,624

Industrial Conglomerates—0.3%
Raven Industries, Inc.(a)	2,934	181,615
Standex International Corp.	3,924	134,083

Total Industrial Conglomerates		315,698

Insurance—3.2%
American Equity Investment Life
Holding Co.(a)	24,783	257,743
AMERISAFE, Inc.*	4,036	93,837
Citizens, Inc.*(a)	4,682	45,369
Crawford & Co. Class B	36,098	222,364
Donegal Group, Inc. Class A	478	6,768
eHealth, Inc.*(a)	3,121	45,879
Employers Holdings, Inc.	10,173	184,030
FBL Financial Group, Inc. Class A(a)	12,502	425,318

See Notes to Schedule of Investments.

31        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
Horace Mann Educators Corp.	9,199	$126,118
Infinity Property & Casualty Corp.(a)	2,900	164,546
Kansas City Life Insurance Co.(a)	2,976	97,672
Meadowbrook Insurance Group, Inc.	16,633	177,640
National Financial Partners Corp.*(a)	11,335	153,249
National Interstate Corp.	3,827	94,412
National Western Life Insurance Co. Class A	1,687	229,702
Navigators Group, Inc. (The)*	1,465	69,851
Phoenix Cos., Inc. (The)*	132,129	221,977
Presidential Life Corp.(a)	4,692	46,873
Safety Insurance Group, Inc.(a)	1,883	76,224
Selective Insurance Group, Inc.	6,440	114,181
Stewart Information Services Corp.	1,396	16,124
Symetra Financial Corp.	75,180	681,883
Tower Group, Inc.	12,785	257,873
Universal Insurance Holdings, Inc.	26,707	95,611

Total Insurance		3,905,244

Internet & Catalog Retail—0.2%
1-800-FLOWERS.COM, Inc. Class A*	8,522	18,748
Blue Nile, Inc.*(a)	1,256	51,345
Nutrisystem, Inc.(a)	5,503	71,154
PetMed Express, Inc.	6,414	66,577
Shutterfly, Inc.*(a)	1,614	36,735

Total Internet & Catalog Retail		244,559

Internet Software & Services—1.7%
Ancestry.com, Inc.*	9,557	219,429
Constant Contact, Inc.*(a)	927	21,516
DealerTrack Holdings, Inc.*	754	20,554
Dice Holdings, Inc.*	12,494	103,575
Digital River, Inc.*	4,352	65,367
Earthlink, Inc.	21,533	138,673
Easylink Services International Corp. Class A*	20,059	79,835
Envestnet, Inc.*	2,191	26,204
Infospace, Inc.*	3,811	41,883
Intralinks Holdings, Inc.*	1,387	8,655
Keynote Systems, Inc.	8,945	183,730
Liquidity Services, Inc.*	888	32,767
LivePerson, Inc.*	3,066	38,478
LogMein, Inc.*(a)	859	33,114
LoopNet, Inc.*	2,286	41,788
Monster Worldwide, Inc.*	13,970	110,782
NIC, Inc.(a)	6,358	84,625
OpenTable, Inc.*(a)	1,768	69,182
Perficient, Inc.*	4,294	42,983
QuinStreet, Inc.*(a)	9,693	90,727
Responsys, Inc.*	4,147	36,867
Sciquest, Inc.*	644	9,190
SPS Commerce, Inc.*	135	3,503
Stamps.com, Inc.*	1,977	51,659
TechTarget, Inc.*	2,127	12,422
Travelzoo, Inc.*(a)	2,597	63,834
United Online, Inc.	37,476	203,869
XO Group, Inc.*	2,137	17,823
Zix Corp.*(a)	54,694	154,237

Total Internet Software & Services		2,007,271

IT Services—1.7%
Acxiom Corp.*	17,927	218,889
Cass Information Systems, Inc.	2,276	82,824
Computer Task Group, Inc.*	3,010	42,381
CSG Systems International, Inc.*	7,169	105,456
Dynamics Research Corp.*	3,761	42,650
Echo Global Logistics, Inc.*(a)	2,361	38,130

Investments	Shares	Value
Euronet Worldwide, Inc.*(a)	2,578	$47,641
ExlService Holdings, Inc.*	5,163	115,496
Forrester Research, Inc.*	2,049	69,543
Global Cash Access Holdings, Inc.*	4,301	19,139
Hackett Group, Inc. (The)*	15,094	56,452
Heartland Payment Systems, Inc.	6,091	148,377
Higher One Holdings, Inc.*(a)	6,217	114,641
iGate Corp.*	7,778	122,348
NCI, Inc. Class A*(a)	5,667	66,021
PRGX Global, Inc.*	3,284	19,540
Servicesource International, Inc.*(a)	3,009	47,211
TeleTech Holdings, Inc.*	13,682	221,648
TNS, Inc.*	401	7,106
Unisys Corp.*	18,230	359,313
Virtusa Corp.*	4,230	61,250

Total IT Services		2,006,056

Leisure Equipment & Products—0.3%
Arctic Cat, Inc.*	3,409	76,873
Black Diamond, Inc.*	417	3,115
Jakks Pacific, Inc.(a)	7,790	109,917
Leapfrog Enterprises, Inc. Class A*	7,328	40,963
Steinway Musical Instruments*	919	23,012
Sturm Ruger & Co., Inc.	4,033	134,944
Summer Infant, Inc.*(a)	2,471	17,396

Total Leisure Equipment & Products		406,220

Life Sciences Tools & Services—0.2%
Cambrex Corp.*	7,874	56,535
eResearch Technology, Inc.*	10,360	48,589
Harvard Bioscience, Inc.*	4,608	17,833
Luminex Corp.*(a)	2,648	56,217
Medtox Scientific, Inc.*	1,081	15,188

Total Life Sciences Tools & Services		194,362

Machinery—3.8%
Alamo Group, Inc.	3,695	99,506
Albany International Corp. Class A	8,642	199,803
Altra Holdings, Inc.*	7,341	138,231
Ampco-Pittsburgh Corp.	4,419	85,463
Astec Industries, Inc.*	4,311	138,857
Blount International, Inc.*	13,367	194,089
Briggs & Stratton Corp.	15,705	243,270
Cascade Corp.	3,084	145,472
CIRCOR International, Inc.	3,534	124,786
Commercial Vehicle Group, Inc.*	4,571	41,322
Douglas Dynamics, Inc.	4,150	60,673
Dynamic Materials Corp.	1,800	35,604
EnPro Industries, Inc.*(a)	5,695	187,821
ESCO Technologies, Inc.	6,968	200,539
Flow International Corp.*	2,119	7,416
Gorman-Rupp Co. (The)	4,354	118,211
Graham Corp.	1,856	41,649
Greenbrier Cos., Inc.*	358	8,692
Hurco Cos., Inc.*	1,169	24,549
John Bean Technologies Corp.	9,149	140,620
Kadant, Inc.*	4,105	92,814
Kaydon Corp.	6,050	184,525
LB Foster Co. Class A	2,689	76,072
Lindsay Corp.(a)	2,550	139,969
Lydall, Inc.*	2,146	20,366
Meritor, Inc.*	47,186	251,030
Met-Pro Corp.(a)	2,516	22,745
Miller Industries, Inc.	4,957	77,974
NACCO Industries, Inc. Class A	4,849	432,628
NN, Inc.*	10,983	65,898
PMFG, Inc.*(a)	2,036	39,722

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        32

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
RBC Bearings, Inc.*	3,544	$147,785
Sun Hydraulics Corp.(a)	6,135	143,743
Tennant Co.(a)	3,491	135,695
Titan International, Inc.(a)	6,521	126,899
Trimas Corp.*	10,558	189,516
Twin Disc, Inc.	2,863	103,984
Wabash National Corp.*(a)	6,589	51,658
Xerium Technologies, Inc.*	4,213	27,553

Total Machinery		4,567,149

Marine—0.1%
International Shipholding Corp.	3,613	67,527

Media—2.4%
Arbitron, Inc.	5,586	192,214
Belo Corp. Class A	42,986	270,812
Cumulus Media, Inc. Class A*	60,628	202,498
Digital Generation, Inc.*	9,871	117,662
Entercom Communications Corp. Class A*(a)	43,940	270,231
EW Scripps Co. Class A*(a)	2,125	17,021
Fisher Communications, Inc.*	1,085	31,281
Harte-Hanks, Inc.	18,396	167,220
Journal Communications, Inc. Class A*	17,395	76,538
Knology, Inc.*	5,954	84,547
LIN TV Corp. Class A*	24,007	101,550
National CineMedia, Inc.	10,578	131,167
New York Times Co. (The) Class A*	11,656	90,101
Scholastic Corp.(a)	8,426	252,527
Sinclair Broadcast Group, Inc. Class A	28,883	327,244
Valassis Communications, Inc.*(a)	19,295	371,043
World Wrestling Entertainment, Inc. Class A(a)	15,245	142,083

Total Media		2,845,739

Metals & Mining—1.9%
A.M. Castle & Co.*	3,472	32,845
AMCOL International Corp.(a)	5,168	138,761
Century Aluminum Co.*	27,146	231,012
Globe Specialty Metals, Inc.(a)	20,635	276,303
Gold Resource Corp.(a)	2,072	44,030
Handy & Harman Ltd.*	7,719	76,418
Haynes International, Inc.	2,267	123,778
Horsehead Holding Corp.*	17,221	155,161
Kaiser Aluminum Corp.	1,662	76,253
Materion Corp.*	7,821	189,894
Metals USA Holdings Corp.*	16,677	187,616
Noranda Aluminum Holding Corp.	65,017	536,390
Olympic Steel, Inc.	3,481	81,177
RTI International Metals, Inc.*	1,133	26,297
Universal Stainless & Alloy*	1,847	69,004

Total Metals & Mining		2,244,939

Multiline Retail—0.2%
Fred’s, Inc. Class A(a)	8,451	123,215
Gordmans Stores, Inc.*	4,010	50,406
Tuesday Morning Corp.*	7,106	24,516

Total Multiline Retail		198,137

Multi-Utilities—0.2%
CH Energy Group, Inc.	4,094	239,008

Oil, Gas & Consumable Fuels—2.7%
Abraxas Petroleum Corp.*(a)	6,021	19,869
Alon USA Energy, Inc.	12,308	107,203
Approach Resources, Inc.*(a)	2,113	62,143
Callon Petroleum Co.*	26,017	129,304
Carrizo Oil & Gas, Inc.*	758	19,973

Investments	Shares	Value
Clayton Williams Energy, Inc.*(a)	4,401	$333,948
Contango Oil & Gas Co.*(a)	3,668	213,404
Delek US Holdings, Inc.	31,681	361,480
Energy Partners Ltd.*	9,155	133,663
Evolution Petroleum Corp.*	530	4,267
GeoResources, Inc.*	4,088	119,819
Green Plains Renewable Energy, Inc.*	14,748	143,940
Houston American Energy Corp.*(a)	3,893	47,456
James River Coal Co.*(a)	7,604	52,620
Panhandle Oil and Gas, Inc. Class A	971	31,859
Petroleum Development Corp.*	263	9,234
Petroquest Energy, Inc.*(a)	2,490	16,434
Resolute Energy Corp.*	10,893	117,644
REX American Resources Corp.*	643	14,217
Vaalco Energy, Inc.*	22,351	135,000
Vanguard Natural Resources LLC	9,616	265,690
Venoco, Inc.*	16,912	114,494
Warren Resources, Inc.*	23,175	75,551
Western Refining, Inc.*(a)	53,802	715,029

Total Oil, Gas & Consumable Fuels		3,244,241

Paper & Forest Products—0.9%
Clearwater Paper Corp.*	7,134	254,042
Deltic Timber Corp.(a)	328	19,808
KapStone Paper and Packaging Corp.*	14,285	224,846
Neenah Paper, Inc.	4,517	100,819
PH Glatfelter Co.	11,737	165,726
Schweitzer-Mauduit International, Inc.(a)	3,423	227,493
Wausau Paper Corp.	10,758	88,861

Total Paper & Forest Products		1,081,595

Personal Products—1.7%
Elizabeth Arden, Inc.*	4,640	171,866
Inter Parfums, Inc.	6,742	104,905
Medifast, Inc.*	5,088	69,807
Nature’s Sunshine Products, Inc.*(a)	4,438	68,878
Nutraceutical International Corp.*	5,152	58,321
Prestige Brands Holdings, Inc.*(a)	12,360	139,297
Revlon, Inc. Class A*	78,277	1,163,979
Schiff Nutrition International, Inc.*	4,246	45,432
USANA Health Sciences, Inc.*(a)	5,897	179,092

Total Personal Products		2,001,577

Pharmaceuticals—1.2%
Acura Pharmaceuticals, Inc.*(a)	8,029	28,021
Akorn, Inc.*(a)	21,712	241,437
Columbia Laboratories, Inc.*	15,969	39,922
DepoMed, Inc.*	68,870	356,747
Hi-Tech Pharmacal Co., Inc.*	4,655	181,033
MAP Pharmaceuticals, Inc.*	1,611	21,217
Medicines Co. (The)*	28,563	532,414
Obagi Medical Products, Inc.*	2,847	28,926
Santarus, Inc.*	1,458	4,826

Total Pharmaceuticals		1,434,543

Professional Services—2.5%
Advisory Board Co. (The)*	983	72,948
Barrett Business Services, Inc.	1,968	39,281
CBIZ, Inc.*(a)	15,698	95,915
CDI Corp.	2,519	34,787
CRA International, Inc.*	2,391	47,438
Dolan Co. (The)*	7,631	65,016
Exponent, Inc.*	2,523	115,982
Franklin Covey Co.*	1,798	15,229
GP Strategies Corp.*	4,375	58,975
Hudson Highland Group, Inc.*	6,503	31,149
Huron Consulting Group, Inc.*	3,372	130,631

See Notes to Schedule of Investments.

33        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
ICF International, Inc.*	4,701	$116,491
Insperity, Inc.	4,528	114,785
Kelly Services, Inc. Class A	14,124	193,216
Kforce, Inc.*	8,400	103,572
Korn/Ferry International*	14,335	244,555
Mistras Group, Inc.*	2,732	69,639
Navigant Consulting, Inc.*	10,801	123,239
On Assignment, Inc.*	871	9,738
Pendrell Corp.*	397,991	1,018,857
Resources Connection, Inc.	3,501	37,076
RPX Corp.*	6,950	87,918
TrueBlue, Inc.*	7,629	105,891
VSE Corp.	2,989	72,573

Total Professional Services		3,004,901

Real Estate Investment Trusts (REITs)—1.4%
Acadia Realty Trust(a)	4,530	91,234
Agree Realty Corp.	590	14,384
Chesapeake Lodging Trust(a)	1,007	15,568
EastGroup Properties, Inc.(a)	1,765	76,742
Franklin Street Properties Corp.(a)	7,170	71,342
Getty Realty Corp.	11,611	161,973
Gladstone Commercial Corp.	240	4,212
Government Properties Income Trust(a)	6,300	142,065
Investors Real Estate Trust	725	5,289
LTC Properties, Inc.(a)	4,570	141,030
Medical Properties Trust, Inc.	7,727	76,266
Mission West Properties, Inc.(a)	948	8,551
Monmouth Real Estate Investment Corp. Class A	5,021	45,942
National Health Investors, Inc.(a)	5,876	258,427
One Liberty Properties, Inc.	2,220	36,630
Ramco-Gershenson Properties Trust	3,425	33,668
Retail Opportunity Investments Corp.(a)	2,898	34,312
Sabra Health Care REIT, Inc.	1,814	21,931
Saul Centers, Inc.	1,171	41,477
Sovran Self Storage, Inc.	2,579	110,046
Sun Communities, Inc.(a)	78	2,849
Sunstone Hotel Investors, Inc.*	6,198	50,514
UMH Properties, Inc.	1,751	16,302
Universal Health Realty Income Trust	1,503	58,617
Urstadt Biddle Properties, Inc. Class A	3,811	68,903
Whitestone REIT Class B(a)	213	2,535
Winthrop Realty Trust(a)	6,867	69,837

Total Real Estate Investment Trusts (REITs)		1,660,646

Real Estate Management & Development—0.1%
Forestar Group, Inc.*	8,052	121,827
Tejon Ranch Co.*	1,365	33,415

Total Real Estate Management & Development		155,242

Road & Rail—0.3%
Celadon Group, Inc.	4,236	50,027
Marten Transport Ltd.	4,295	77,267
Quality Distribution, Inc.*	2,764	31,095
RailAmerica, Inc.*	10,225	152,250
Roadrunner Transportation Systems, Inc.*	5,549	78,407
Saia, Inc.*	2,645	33,010

Total Road & Rail		422,056

Semiconductors & Semiconductor Equipment—7.2%
Advanced Energy Industries, Inc.*(a)	20,590	220,931
Amkor Technology, Inc.*	101,803	443,861
ATMI, Inc.*	6,143	123,044
Axcelis Technologies, Inc.*	31,367	41,718
AXT, Inc.*	20,285	84,588

Investments	Shares	Value
Brooks Automation, Inc.	30,307	$311,253
Cabot Microelectronics Corp.*	4,085	193,016
Ceva, Inc.*(a)	2,378	71,958
Cirrus Logic, Inc.*(a)	40,904	648,328
Cohu, Inc.	7,513	85,273
Diodes, Inc.*(a)	13,417	285,782
Entegris, Inc.*(a)	48,350	421,854
Entropic Communications, Inc.*(a)	54,204	276,982
FSI International, Inc.*(a)	9,298	34,031
GSI Technology, Inc.*	10,784	50,469
GT Advanced Technologies, Inc.*(a)	100,688	728,981
Inphi Corp.*	1,534	18,347
Integrated Device Technology, Inc.*(a)	37,727	205,989
Integrated Silicon Solution, Inc.*	21,825	199,481
IXYS Corp.*	14,803	160,316
Kopin Corp.*	4,598	17,840
Kulicke & Soffa Industries, Inc.*	52,263	483,433
Lattice Semiconductor Corp.*	30,980	184,021
LTX-Credence Corp.*	21,983	117,609
Micrel, Inc.	15,208	153,753
MIPS Technologies, Inc.*	8,363	37,299
Monolithic Power Systems, Inc.*	4,056	61,124
Nanometrics, Inc.*	11,485	211,554
NVE Corp.*(a)	835	46,368
Omnivision Technologies, Inc.*	42,441	519,266
Pericom Semiconductor Corp.*	1,912	14,550
Photronics, Inc.*	8,974	54,562
Power Integrations, Inc.	3,855	127,832
Rambus, Inc.*	3,822	28,856
Rubicon Technology, Inc.*(a)	19,181	180,110
Rudolph Technologies, Inc.*	12,597	116,648
Silicon Image, Inc.*	2,127	9,997
Spansion, Inc. Class A*	2,196	18,183
Standard Microsystems Corp.*	2,066	53,241
STR Holdings, Inc.*(a)	16,409	135,046
Supertex, Inc.*	1,574	29,717
TriQuint Semiconductor, Inc.*	68,116	331,725
Ultra Clean Holdings*	11,640	71,120
Ultratech, Inc.*	5,439	133,636
Veeco Instruments, Inc.*(a)	41,955	872,664
Volterra Semiconductor Corp.*(a)	3,747	95,961

Total Semiconductors & Semiconductor Equipment		8,712,317

Software—1.7%
ACI Worldwide, Inc.*(a)	6,014	172,241
Actuate Corp.*	5,691	33,349
American Software, Inc. Class A	3,301	31,194
Bottomline Technologies, Inc.*	5,787	134,085
BroadSoft, Inc.*	3,944	119,109
Convio, Inc.*	786	8,693
Digimarc Corp.*	1,087	25,968
Ebix, Inc.(a)	12,674	280,095
EPIQ Systems, Inc.	3,856	46,349
ePlus, Inc.*	2,788	78,845
Interactive Intelligence Group, Inc.*	2,505	57,415
Majesco Entertainment Co.*(a)	11,351	27,696
Manhattan Associates, Inc.*	3,150	127,512
Monotype Imaging Holdings, Inc.*(a)	5,164	80,507
Netscout Systems, Inc.*(a)	6,537	115,051
Opnet Technologies, Inc.(a)	1,609	59,002
Pegasystems, Inc.(a)	748	21,991
PROS Holdings, Inc.*	1,058	15,743
S1 Corp.*	6,331	60,588
SeaChange International, Inc.*	2,404	16,900
Sourcefire, Inc.*(a)	819	26,519
Synchronoss Technologies, Inc.*	1,027	31,026

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        34

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
TeleCommunication Systems, Inc. Class A*	14,291	$33,584
TeleNav, Inc.*	16,952	132,395
Tyler Technologies, Inc.*	3,236	97,436
VASCO Data Security International, Inc.*	9,253	60,330
Verint Systems, Inc.*	3,290	90,607
Websense, Inc.*	5,712	106,986

Total Software		2,091,216

Specialty Retail—3.7%
America’s Car-Mart, Inc.*	2,795	109,508
Asbury Automotive Group, Inc.*(a)	7,592	163,684
bebe Stores, Inc.	3,162	26,339
Big 5 Sporting Goods Corp.(a)	6,514	68,006
Body Central Corp.*(a)	2,590	64,646
Brown Shoe Co., Inc.(a)	6,581	58,571
Casual Male Retail Group, Inc.*	16,801	57,459
Cato Corp. (The) Class A	8,938	216,300
Citi Trends, Inc.*	2,121	18,622
Cost Plus, Inc.*(a)	3,598	35,080
Destination Maternity Corp.	5,078	84,904
Finish Line, Inc. (The) Class A	13,472	259,808
Group 1 Automotive, Inc.(a)	5,145	266,511
Haverty Furniture Cos., Inc.	1,316	14,450
hhgregg, Inc.*(a)	11,619	167,895
Kirkland’s, Inc.*	5,907	78,563
Lithia Motors, Inc. Class A(a)	6,825	149,195
Lumber Liquidators Holdings, Inc.*(a)	5,281	93,262
Midas, Inc.*	1,788	15,359
OfficeMax, Inc.*(a)	31,531	143,151
PEP Boys-Manny Moe & Jack (The)	13,900	152,900
RadioShack Corp.	39,337	381,962
Rue21, Inc.*(a)	5,677	122,623
Select Comfort Corp.*(a)	9,962	216,076
Shoe Carnival, Inc.*	4,103	105,447
Sonic Automotive, Inc. Class A(a)	28,973	429,090
Stage Stores, Inc.	7,916	109,953
Stein Mart, Inc.*	18,259	124,344
Systemax, Inc.*	12,180	199,874
Vitamin Shoppe, Inc.*(a)	4,070	162,312
West Marine, Inc.*	8,106	94,273
Wet Seal, Inc. (The) Class A*	21,277	69,363
Winmark Corp.	825	47,330
Zumiez, Inc.*(a)	3,928	109,041

Total Specialty Retail		4,415,901

Textiles, Apparel & Luxury Goods—0.9%
Cherokee, Inc.(a)	2,134	24,904
Delta Apparel, Inc.*	3,871	73,898
G-III Apparel Group Ltd.*	8,420	209,742
Jones Group, Inc. (The)	21,075	222,341
Maidenform Brands, Inc.*(a)	9,366	171,398
Oxford Industries, Inc.	2,127	95,970
Perry Ellis International, Inc.*	8,191	116,476
True Religion Apparel, Inc.*	5,000	172,900
Unifi, Inc.*	7,382	56,103

Total Textiles, Apparel & Luxury Goods		1,143,732

Thrifts & Mortgage Finance—1.6%
Astoria Financial Corp.	36,363	308,722
Beneficial Mutual Bancorp, Inc.*	2,135	17,849
Berkshire Hills Bancorp, Inc.	1,881	41,739
Bofi Holding, Inc.*	4,913	79,836
Brookline Bancorp, Inc.(a)	12,094	102,073
Dime Community Bancshares, Inc.	13,993	176,312
ESB Financial Corp.(a)	3,711	52,214
ESSA Bancorp, Inc.	1,764	18,469

Investments	Shares	Value
Federal Agricultural Mortgage Corp. Class C	2,712	$48,870
First Defiance Financial Corp.	2,903	42,355
First Pactrust Bancorp, Inc.	1,300	13,325
Flushing Financial Corp.	10,153	128,232
Fox Chase Bancorp, Inc.	1,247	15,750
Kearny Financial Corp.	3,240	30,780
Northfield Bancorp, Inc.(a)	4,360	61,738
OceanFirst Financial Corp.	5,668	74,081
Oritani Financial Corp.	7,994	102,083
Provident Financial Services, Inc.	15,098	202,162
Provident New York Bancorp	7,162	47,556
Rockville Financial, Inc.	1,923	19,922
Territorial Bancorp, Inc.	2,253	44,497
TrustCo Bank Corp.(a)	20,894	117,215
United Financial Bancorp, Inc.	2,463	39,630
ViewPoint Financial Group	6,364	82,796
Walker & Dunlop, Inc.*	726	9,118
Westfield Financial, Inc.	2,591	19,070
WSFS Financial Corp.	1,572	56,529

Total Thrifts & Mortgage Finance		1,952,923

Tobacco—0.3%
Universal Corp.(a)	7,483	343,919

Trading Companies & Distributors—1.3%
Aceto Corp.	4,551	31,402
Beacon Roofing Supply, Inc.*	9,040	182,879
CAI International, Inc.*	11,209	173,291
DXP Enterprises, Inc.*	3,215	103,523
Houston Wire & Cable Co.	5,281	72,983
Interline Brands, Inc.*	7,308	113,786
Kaman Corp.	7,840	214,189
Rush Enterprises, Inc. Class A*(a)	8,390	175,519
TAL International Group, Inc.	14,872	428,165
Titan Machinery, Inc.*	5,256	114,213

Total Trading Companies & Distributors		1,609,950

Water Utilities—0.5%
American States Water Co.(a)	4,596	160,400
Artesian Resources Corp. Class A(a)	1,163	21,899
California Water Service Group	10,135	185,065
Connecticut Water Service, Inc.	1,504	40,804
Middlesex Water Co.(a)	2,929	54,655
Pennichuck Corp.	527	15,194
SJW Corp.	2,560	60,518
York Water Co.	1,917	33,816

Total Water Utilities		572,351

Wireless Telecommunication Services—0.5%
NTELOS Holdings Corp.	7,837	159,718
Shenandoah Telecommunications Co.	4,285	44,907
USA Mobility, Inc.	28,502	395,323

Total Wireless Telecommunication Services		599,948

TOTAL COMMON STOCKS
(Cost: $ 116,913,355)		119,742,819

EXCHANGE-TRADED FUND—0.3%
WisdomTree MidCap Earnings Fund(a)(b)
(Cost: $ 373,487)	6,868	370,528

SHORT-TERM INVESTMENT—0.1%

MONEY MARKET FUND—0.1%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $ 110,625)	110,625	110,625

See Notes to Schedule of Investments.

35        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2011

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED— 21.6%
MONEY MARKET FUND— 21.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $ 25,916,360)(e)	25,916,360	$25,916,360

TOTAL INVESTMENTS IN SECURITIES—121.5%

(Cost: $ 143,313,827)(f)		146,140,332
Liabilities in Excess of Other Assets—(21.5)%		(25,838,905)

NET ASSETS—100.0%		$120,301,427

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $25,039,238 and the total market value of the collateral held by the Fund was $25,916,360.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        36

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—99.7%

Aerospace & Defense—0.4%
Cubic Corp.	186	$8,108
Esterline Technologies Corp.*	329	18,414
Moog, Inc. Class A*	423	18,582
Teledyne Technologies, Inc.*	390	21,392
Textron, Inc.	1,461	27,014
Triumph Group, Inc.	527	30,803

Total Aerospace & Defense		124,313

Air Freight & Logistics—0.0%
Atlas Air Worldwide Holdings, Inc.*	321	12,336

Airlines—0.2%
Alaska Air Group, Inc.*	628	47,156
JetBlue Airways Corp.*(a)	2,708	14,082

Total Airlines		61,238

Auto Components—1.0%
BorgWarner, Inc.*	794	50,610
Cooper Tire & Rubber Co.	748	10,480
Johnson Controls, Inc.(a)	5,559	173,774
TRW Automotive Holdings Corp.*	2,410	78,566

Total Auto Components		313,430

Automobiles—0.2%
Harley-Davidson, Inc.	1,806	70,199

Beverages—0.4%
Beam, Inc.	1,134	58,095
Constellation Brands, Inc. Class A*	2,553	52,770

Total Beverages		110,865

Building Products—0.4%
Fortune Brands Home & Security, Inc.*	1,134	19,312
Owens Corning*	3,781	108,590

Total Building Products		127,902

Capital Markets—0.6%
Ameriprise Financial, Inc.	2,705	134,276
Raymond James Financial, Inc.	983	30,434
Stifel Financial Corp.*	626	20,063

Total Capital Markets		184,773

Chemicals—3.8%
Ashland, Inc.	859	49,100
Cabot Corp.	728	23,398
CF Industries Holdings, Inc.	644	93,367
Cytec Industries, Inc.	392	17,503
Dow Chemical Co. (The)	9,106	261,889
E.I. du Pont de Nemours & Co.	8,350	382,263
Eastman Chemical Co.	1,684	65,777
NewMarket Corp.(a)	170	33,679
PolyOne Corp.	1,986	22,938
PPG Industries, Inc.	1,202	100,355
Rockwood Holdings, Inc.*	733	28,858
Sensient Technologies Corp.	389	14,743
Solutia, Inc.*	1,081	18,680
Valspar Corp.	858	33,436
Westlake Chemical Corp.	508	20,442

Total Chemicals		1,166,428

Commercial Services & Supplies—0.4%
ABM Industries, Inc.	469	9,671
Avery Dennison Corp.	1,203	34,502
Clean Harbors, Inc.*	389	24,791
Deluxe Corp.	697	15,864

Investments	Shares	Value
Geo Group, Inc. (The)*	568	$9,514
Steelcase, Inc. Class A(a)	576	4,297
United Stationers, Inc.	435	14,163

Total Commercial Services & Supplies		112,802

Communications Equipment—0.3%
EchoStar Corp. Class A*	772	16,166
Loral Space & Communications, Inc.*	922	59,819

Total Communications Equipment		75,985

Computers & Peripherals—0.7%
NCR Corp.*	1,143	18,814
SanDisk Corp.*	4,004	197,037

Total Computers & Peripherals		215,851

Construction & Engineering—0.5%
EMCOR Group, Inc.	756	20,268
Fluor Corp.	1,671	83,968
KBR, Inc.	1,322	36,844
MasTec, Inc.*	605	10,509

Total Construction & Engineering		151,589

Consumer Finance—1.3%
Capital One Financial Corp.	8,297	350,880
Cash America International, Inc.	427	19,911
Credit Acceptance Corp.*	312	25,671
Ezcorp, Inc. Class A*	521	13,739

Total Consumer Finance		410,201

Containers & Packaging—0.9%
Ball Corp.	2,109	75,312
Bemis Co., Inc.(a)	1,015	30,531
Graphic Packaging Holding Co.*	2,030	8,648
Greif, Inc. Class A	627	28,560
Rock-Tenn Co. Class A	491	28,331
Sealed Air Corp.	1,718	29,567
Sonoco Products Co.	1,137	37,476
Temple-Inland, Inc.	1,220	38,686

Total Containers & Packaging		277,111

Distributors—0.3%
Genuine Parts Co.	1,253	76,684

Diversified Consumer Services—0.0%
Coinstar, Inc.*(a)	245	11,182

Diversified Financial Services—0.2%
NASDAQ OMX Group, Inc. (The)*	2,420	59,314

Diversified Telecommunication Services—12.1%
AT&T, Inc.	87,006	2,631,061
Verizon Communications, Inc.	27,023	1,084,163

Total Diversified Telecommunication Services		3,715,224

Electric Utilities—1.6%
Cleco Corp.	418	15,926
Edison International	4,837	200,252
El Paso Electric Co.	408	14,133
Northeast Utilities	1,646	59,371
NV Energy, Inc.	2,246	36,722
Pepco Holdings, Inc.	2,861	58,078
PNM Resources, Inc.	1,352	24,647
Portland General Electric Co.	718	18,158
Unisource Energy Corp.	502	18,534
Westar Energy, Inc.	1,143	32,896

Total Electric Utilities		478,717

See Notes to Schedule of Investments.

37        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2011

Investments	Shares	Value
Electrical Equipment - 0.4%
Belden, Inc.	346	$11,515
EnerSys*	506	13,141
General Cable Corp.*	341	8,528
GrafTech International Ltd.*	1,230	16,789
Hubbell, Inc. Class B	496	33,163
Polypore International, Inc.*(a)	146	6,422
Regal-Beloit Corp.(a)	311	15,852
Thomas & Betts Corp.*	388	21,185

Total Electrical Equipment		126,595

Electronic Equipment, Instruments & Components - 1.2%
Anixter International, Inc.*	331	19,741
Arrow Electronics, Inc.*	1,697	63,485
Avnet, Inc.*	2,426	75,424
FEI Co.*	270	11,011
Ingram Micro, Inc. Class A*	2,148	39,072
IPG Photonics Corp.*	124	4,200
Jabil Circuit, Inc.	2,422	47,616
Molex, Inc.(a)	1,694	40,419
Tech Data Corp.*	607	29,992
TTM Technologies, Inc.*	632	6,927
Vishay Intertechnology, Inc.*	2,854	25,657

Total Electronic Equipment, Instruments & Components		363,544

Energy Equipment & Services—2.3%
Baker Hughes, Inc.	1,974	96,015
Bristow Group, Inc.	417	19,762
Dresser-Rand Group, Inc.*(a)	390	19,465
Halliburton Co.	5,733	197,846
Helmerich & Payne, Inc.	720	42,019
Lufkin Industries, Inc.	62	4,173
National Oilwell Varco, Inc.	3,251	221,036
Oil States International, Inc.*	347	26,501
Rowan Cos., Inc.*	1,119	33,939
SEACOR Holdings, Inc.*	393	34,961
Superior Energy Services, Inc.*(a)	559	15,898

Total Energy Equipment & Services		711,615

Food & Staples Retailing—1.5%
Casey’s General Stores, Inc.	479	24,673
Costco Wholesale Corp.	2,569	214,049
Kroger Co. (The)	6,644	160,918
Ruddick Corp.	467	19,913
United Natural Foods, Inc.*	267	10,683
Whole Foods Market, Inc.	630	43,835

Total Food & Staples Retailing		474,071

Food Products—1.7%
Archer-Daniels-Midland Co.	7,919	226,483
Corn Products International, Inc.	772	40,599
Darling International, Inc.*	481	6,393
Hain Celestial Group, Inc. (The)*	181	6,635
Hormel Foods Corp.	2,240	65,610
TreeHouse Foods, Inc.*	250	16,345
Tyson Foods, Inc. Class A	7,148	147,535

Total Food Products		509,600

Gas Utilities—0.5%
Atmos Energy Corp.	796	26,547
Oneok, Inc.	748	64,844
Southwest Gas Corp.	418	17,761
UGI Corp.	1,054	30,987
WGL Holdings, Inc.	462	20,430

Total Gas Utilities		160,569

Investments	Shares	Value
Health Care Equipment & Supplies - 0.1%
Cooper Cos., Inc. (The)	348	$24,541
Hill-Rom Holdings, Inc.	515	17,350

Total Health Care Equipment & Supplies		41,891

Health Care Providers & Services—9.4%
Aetna, Inc.	6,559	276,724
AMERIGROUP Corp.*(a)	613	36,216
AmerisourceBergen Corp.	2,238	83,231
Cardinal Health, Inc.	2,975	120,815
Centene Corp.*	431	17,063
CIGNA Corp.	4,564	191,688
Community Health Systems, Inc.*	1,214	21,184
Coventry Health Care, Inc.*	3,190	96,880
DaVita, Inc.*	795	60,269
Health Net, Inc.*	869	26,435
Healthspring, Inc.*	825	44,996
Humana, Inc.	2,543	222,792
LifePoint Hospitals, Inc.*	570	21,176
Magellan Health Services, Inc.*	425	21,025
McKesson Corp.	2,421	188,620
Omnicare, Inc.(a)	1,336	46,025
Tenet Healthcare Corp.*	25,600	131,328
UnitedHealth Group, Inc.	15,547	787,922
Universal American Corp.	1,248	15,862
Universal Health Services, Inc. Class B	868	33,730
WellCare Health Plans, Inc.*	707	37,118
WellPoint, Inc.	6,068	402,005

Total Health Care Providers & Services		2,883,104

Hotels, Restaurants & Leisure—0.4%
Brinker International, Inc.	767	20,525
Chipotle Mexican Grill, Inc.*	88	29,721
Life Time Fitness, Inc.*(a)	386	18,045
Wyndham Worldwide Corp.	1,691	63,971

Total Hotels, Restaurants & Leisure		132,262

Household Durables—0.4%
Jarden Corp.	1,103	32,958
Newell Rubbermaid, Inc.	4,509	72,820

Total Household Durables		105,778

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc.*	2,983	54,052

Industrial Conglomerates—0.1%
Seaboard Corp.*	18	36,648

Insurance—5.8%
American Financial Group, Inc.	2,043	75,366
Assurant, Inc.	2,362	96,984
Chubb Corp. (The)(a)	5,003	346,308
CNA Financial Corp.	5,765	154,214
CNO Financial Group, Inc.*	5,671	35,784
Delphi Financial Group, Inc. Class A	800	35,440
Erie Indemnity Co. Class A	373	29,154
Kemper Corp.	946	27,633
Loews Corp.	4,369	164,493
Protective Life Corp.	1,283	28,944
Reinsurance Group of America, Inc.	1,340	70,015
Symetra Financial Corp.	2,006	18,194
Torchmark Corp.	1,683	73,025
Travelers Cos., Inc. (The)	7,631	451,526
Unum Group	4,832	101,810
W.R. Berkley Corp.(a)	2,027	69,709

Total Insurance		1,778,599

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        38

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2011

Investments	Shares	Value
Internet Software & Services—0.0%
Ancestry.com, Inc.*(a)	146	$3,352

IT Services—0.5%
CACI International, Inc. Class A*(a)	296	16,552
Convergys Corp.*	1,594	20,355
DST Systems, Inc.	772	35,142
Fidelity National Information Services, Inc.	2,744	72,963
VeriFone Systems, Inc.*	288	10,230

Total IT Services		155,242

Leisure Equipment & Products—0.1%
Polaris Industries, Inc.	491	27,486

Machinery—4.8%
Actuant Corp. Class A	573	13,001
AGCO Corp.*	648	27,845
Caterpillar, Inc.	3,615	327,519
Chart Industries, Inc.*	58	3,136
Crane Co.	507	23,682
Cummins, Inc.	1,324	116,538
Deere & Co.	3,307	255,796
Dover Corp.	1,577	91,545
Eaton Corp.	2,607	113,483
Gardner Denver, Inc.	345	26,586
Joy Global, Inc.	739	55,403
Kennametal, Inc.	659	24,067
Lincoln Electric Holdings, Inc.	480	18,778
Middleby Corp.*	109	10,250
Mueller Industries, Inc.	235	9,029
Parker Hannifin Corp.	1,324	100,955
Robbins & Myers, Inc.	137	6,651
Snap-On, Inc.	491	24,854
SPX Corp.	477	28,749
Stanley Black & Decker, Inc.	1,426	96,398
Timken Co. (The)	840	32,516
Trinity Industries, Inc.	310	9,319
WABCO Holdings, Inc.*	397	17,230
Wabtec Corp.	270	18,886
Watts Water Technologies, Inc. Class A	356	12,179

Total Machinery		1,464,395

Media—5.2%
CBS Corp. Class B	4,574	124,139
Comcast Corp. Class A	21,627	512,776
Interpublic Group of Cos., Inc. (The)	2,915	28,363
News Corp. Class A	28,286	504,622
Time Warner Cable, Inc.	2,680	170,368
Viacom, Inc. Class B	5,403	245,350

Total Media		1,585,618

Metals & Mining—0.2%
Globe Specialty Metals, Inc.	193	2,584
Reliance Steel & Aluminum Co.	516	25,124
Schnitzer Steel Industries, Inc. Class A	186	7,864
Worthington Industries, Inc.	586	9,599

Total Metals & Mining		45,171

Multiline Retail—1.7%
99 Cents Only Stores*	569	12,489
Big Lots, Inc.*	742	28,018
Dillard’s, Inc. Class A(a)	607	27,242
Dollar General Corp.*	2,863	117,784
Dollar Tree, Inc.*	1,063	88,346
Family Dollar Stores, Inc.	1,027	59,217
Macy’s, Inc.	5,343	171,938

Total Multiline Retail		505,034

Investments	Shares	Value
Multi-Utilities—1.4%
Alliant Energy Corp.	1,138	$50,197
Ameren Corp.	3,675	121,753
Avista Corp.	612	15,759
CenterPoint Energy, Inc.	3,612	72,565
CMS Energy Corp.	2,556	56,436
NiSource, Inc.	2,997	71,359
OGE Energy Corp.	842	47,750

Total Multi-Utilities		435,819

Office Electronics—0.4%
Xerox Corp.	15,802	125,784

Oil, Gas & Consumable Fuels—30.7%
Chevron Corp.	26,449	2,814,174
ConocoPhillips	14,427	1,051,295
CVR Energy, Inc.*	176	3,296
El Paso Corp.	7,048	187,265
Exxon Mobil Corp.	52,189	4,423,540
Gulfport Energy Corp.*	180	5,301
Hess Corp.	4,354	247,307
HollyFrontier Corp.	452	10,577
Marathon Oil Corp.	7,576	221,750
Marathon Petroleum Corp.	3,757	125,071
Murphy Oil Corp.	1,570	87,512
Sunoco, Inc.	800	32,816
Williams Cos., Inc. (The)	5,609	185,209
World Fuel Services Corp.(a)	585	24,558

Total Oil, Gas & Consumable Fuels		9,419,671

Paper & Forest Products—0.6%
International Paper Co.	4,995	147,852
MeadWestvaco Corp.	1,494	44,745

Total Paper & Forest Products		192,597

Pharmaceuticals—0.4%
Endo Pharmaceuticals Holdings, Inc.*	959	33,114
Impax Laboratories, Inc.*	1,268	25,576
Viropharma, Inc.*	888	24,322
Watson Pharmaceuticals, Inc.*	874	52,737

Total Pharmaceuticals		135,749

Road & Rail—0.9%
Amerco, Inc.	215	19,006
Avis Budget Group, Inc.*	1,040	11,149
CSX Corp.	8,973	188,971
Dollar Thrifty Automotive Group*(a)	306	21,499
Genesee & Wyoming, Inc. Class A*	220	13,328
Old Dominion Freight Line, Inc.*	287	11,632
Ryder System, Inc.	378	20,087

Total Road & Rail		285,672

Semiconductors & Semiconductor Equipment—0.7%
Cirrus Logic, Inc.*	674	10,683
Cymer, Inc.*	240	11,942
Diodes, Inc.*(a)	299	6,369
GT Advanced Technologies, Inc.*(a)	2,289	16,572
Micron Technology, Inc.*	16,615	104,508
MKS Instruments, Inc.	603	16,776
RF Micro Devices, Inc.*(a)	3,237	17,480
Skyworks Solutions, Inc.*	868	14,079
TriQuint Semiconductor, Inc.*	2,256	10,987

Total Semiconductors & Semiconductor Equipment		209,396

Software—0.0%
TIBCO Software, Inc.*	431	10,305

See Notes to Schedule of Investments.

39        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2011

Investments	Shares	Value
Specialty Retail—1.8%
Advance Auto Parts, Inc.	778	$54,172
ANN, Inc.*	341	8,450
Ascena Retail Group, Inc.*	773	22,974
AutoNation, Inc.*(a)	1,118	41,221
Cabela’s, Inc.*	743	18,887
CarMax, Inc.*	1,628	49,621
Dick’s Sporting Goods, Inc.	693	25,558
DSW, Inc. Class A	359	15,871
Foot Locker, Inc.	1,268	30,229
GameStop Corp. Class A*(a)	2,344	56,561
JOS A Bank Clothiers, Inc.*(a)	209	10,191
O’Reilly Automotive, Inc.*	1,110	88,744
Penske Automotive Group, Inc.(a)	830	15,977
Rent-A-Center, Inc.	815	30,155
Tractor Supply Co.	392	27,499
Ulta Salon Cosmetics & Fragrance, Inc.*	230	14,932
Williams-Sonoma, Inc.	674	25,949

Total Specialty Retail		536,991

Textiles, Apparel & Luxury Goods—0.7%
Deckers Outdoor Corp.*	251	18,968
Fossil, Inc.*(a)	390	30,950
PVH Corp.	765	53,925
Ralph Lauren Corp. Class A	673	92,928
Steven Madden Ltd.*	301	10,385
Under Armour, Inc. Class A*(a)	119	8,543

Total Textiles, Apparel & Luxury Goods		215,699

Trading Companies & Distributors—0.1%
Applied Industrial Technologies, Inc.	447	15,721
GATX Corp.	250	10,915
WESCO International, Inc.*	301	15,956

Total Trading Companies & Distributors		42,592

Water Utilities—0.1%
American Water Works Co., Inc.	1,371	43,680

Wireless Telecommunication Services—0.1%
MetroPCS Communications, Inc.*	2,784	24,165

TOTAL COMMON STOCKS
(Cost: $ 28,923,695)		30,598,890

EXCHANGE-TRADED FUNDS—0.2%
WisdomTree Earnings 500 Fund(b)	1,129	49,710
WisdomTree MidCap Earnings Fund(b)	393	21,202

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $ 65,057)		70,912

SHORT-TERM INVESTMENT—0.0%

MONEY MARKET FUND—0.0%
Invesco Treasury Fund Private Class, 0.02%(c)
(Cost: $ 8,363)	8,363	8,363

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED—3.5%

MONEY MARKET FUND—3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(d)
(Cost: $ 1,073,908)(e)	1,073,908	1,073,908

TOTAL INVESTMENTS IN SECURITIES—103.4%

(Cost: $ 30,071,023)(f)		31,752,073
Liabilities in Excess of Other Assets—(3.4)%		(1,062,712)

NET ASSETS—100.0%		$30,689,361

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2011.
(d)	Interest rate shown reflects yield as of December 31, 2011.
(e)	At December 31, 2011, the total market value of the Fund’s securities on loan was $1,047,695 and the total market value of the collateral held by the Fund was $1,073,908.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        40

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS—100.0%

Aerospace & Defense—0.2%
Bharat Electronics Ltd.	63,399	$1,612,045

Auto Components—0.5%
Amtek Auto Ltd.	623,533	1,113,095
Bharat Forge Ltd.	277,928	1,319,380
Exide Industries Ltd.	662,305	1,310,143

Total Auto Components		3,742,618

Automobiles—7.8%
Bajaj Auto Ltd.	215,673	6,463,083
Hero Motocorp Ltd.	146,461	5,254,310
Mahindra & Mahindra Ltd.	786,829	10,101,874
Maruti Suzuki India Ltd.	220,155	3,806,955
Tata Motors Ltd.	8,936,252	30,070,770

Total Automobiles		55,696,992

Building Products—0.2%
Sintex Industries Ltd.	1,094,200	1,298,081

Capital Markets—0.2%
Future Capital Holdings Ltd.	59,600	138,661
India Infoline Ltd.	1,049,757	860,878
JM Financial Ltd.	499,298	111,885

Total Capital Markets		1,111,424

Chemicals—1.5%
Asian Paints Ltd.	36,713	1,792,165
Coromandel International Ltd.	269,599	1,405,997
Grasim Industries Ltd.	57,615	2,700,111
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	41
Gujarat State Fertilisers & Chemicals Ltd.	209,337	1,311,682
Tata Chemicals Ltd.	275,561	1,621,817
United Phosphorus Ltd.	892,224	2,132,063

Total Chemicals		10,963,875

Commercial Banks—14.9%
Allahabad Bank	752,744	1,628,666
Andhra Bank	1,377,981	2,074,561
Axis Bank Ltd.	614,728	9,354,330
Bank of Baroda	444,322	5,566,889
Bank of India	699,267	3,507,198
Canara Bank	796,104	5,464,267
Central Bank of India	1,112,222	1,378,104
Corp. Bank	265,355	1,749,129
Dena Bank Ltd.	917,519	844,003
Federal Bank Ltd.	339,538	2,153,402
HDFC Bank Ltd.	1,737,525	13,965,965
ICICI Bank Ltd.	1,398,193	18,026,040
IDBI Bank Ltd.	1,497,574	2,198,209
Indian Bank	769,861	2,681,213
Indian Overseas Bank	1,061,337	1,465,946
IndusInd Bank Ltd.	168,949	718,522
Jammu & Kashmir Bank Ltd.	152,358	1,938,293
Karnataka Bank Ltd.	719,074	882,848
Oriental Bank of Commerce	469,042	1,733,791
Punjab & Sind Bank	118,498	134,330
Punjab National Bank	213,780	3,143,196
South Indian Bank Ltd.	4,058,417	1,536,092
State Bank of India	473,155	14,425,414
Syndicate Bank	1,184,116	1,525,158
UCO Bank	1,383,955	1,187,066
Union Bank of India Ltd.	1,003,581	3,209,834
United Bank of India	126,600	110,854

Investments	Shares	Value
Vijaya Bank	1,139,436	$969,824
Yes Bank Ltd.	598,798	2,692,646

Total Commercial Banks		106,265,790

Construction & Engineering—1.4%
Era Infra Engineering Ltd.	475,205	1,223,694
IRB Infrastructure Developers Ltd.	404,508	991,751
Lanco Infratech Ltd.*	3,984,710	712,828
Larsen & Toubro Ltd.	277,093	5,189,917
NCC Ltd.	1,499,750	944,669
Voltas Ltd.	605,625	837,646

Total Construction & Engineering		9,900,505

Construction Materials—1.3%
ACC Ltd.	108,658	2,326,208
Ambuja Cements Ltd.	1,304,220	3,815,282
Ultratech Cement Ltd.	128,285	2,817,898

Total Construction Materials		8,959,388

Consumer Finance—0.9%
Hexa Tradex Ltd.*	182,626	120,364
Mahindra & Mahindra Financial Services Ltd.	157,914	1,814,651
Manappuram Finance Ltd.	1,292,301	1,121,835
Shriram Transport Finance Co., Ltd.	422,604	3,349,080
Sks Microfinance Ltd.*	50,400	88,880

Total Consumer Finance		6,494,810

Containers & Packaging—0.2%
Uflex Ltd.	868,803	1,688,362

Diversified Consumer Services—0.1%
Educomp Solutions Ltd.	226,532	818,595

Diversified Financial Services—2.8%
Bajaj Holdings and Investment Ltd.	338,867	4,349,660
Indiabulls Financial Services Ltd.	1,253,619	3,252,965
Kotak Mahindra Bank Ltd.	548,547	4,447,357
Reliance Capital Ltd.	219,943	973,291
Rural Electrification Corp., Ltd.	2,240,560	6,486,886
SREI Infrastructure Finance Ltd.	1,458,872	671,677

Total Diversified Financial Services		20,181,836

Diversified Telecommunication Services—0.1%
Tulip Telecom Ltd.	404,468	779,918

Electric Utilities—2.5%
CESC Ltd.	275,989	1,046,685
Indiabulls Infrastructure and Power Ltd.*	2,455,942	358,210
Power Grid Corp. of India Ltd.	2,679,941	5,051,541
Reliance Infrastructure Ltd.	635,918	4,080,988
Tata Power Co., Ltd.	3,143,212	5,164,208
Torrent Power Ltd.	487,632	1,809,394

Total Electric Utilities		17,511,026

Electrical Equipment—1.3%
Bharat Heavy Electricals Ltd.	1,715,810	7,717,187
Crompton Greaves Ltd.	685,995	1,628,923

Total Electrical Equipment		9,346,110

Food Products—0.5%
Balrampur Chini Mills Ltd.	1,307,833	831,172
Nestle India Ltd.	20,919	1,613,034
Shree Renuka Sugars Ltd.	2,716,268	1,283,840

Total Food Products		3,728,046

See Notes to Schedule of Investments.

41        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2011

Investments	Shares	Value
Gas Utilities—1.1%
GAIL India Ltd.	918,015	$6,632,077
Gujarat State Petronet Ltd.	590,078	863,366

Total Gas Utilities		7,495,443

Health Care Equipment & Supplies—0.2%
Opto Circuits India Ltd.	349,036	1,309,912

Household Products—1.4%
Hindustan Unilever Ltd.	1,303,515	10,000,038

Independent Power Producers & Energy Traders—1.9%
JSW Energy Ltd.	1,813,369	1,289,044
NHPC Ltd.	5,417,446	1,841,350
NTPC Ltd.	3,463,518	10,490,667

Total Independent Power Producers & Energy Traders		13,621,061

Industrial Conglomerates—1.0%
Aditya Birla Nuvo Ltd.	102,854	1,433,526
Jaiprakash Associates Ltd.	4,868,472	4,803,840
Siemens Ltd.	101,197	1,223,397

Total Industrial Conglomerates		7,460,763

Insurance—0.2%
Bajaj Finserv Ltd.	218,987	1,770,081

IT Services—13.8%
Core Education & Technologies Ltd.	197,704	961,436
HCL Technologies Ltd.	444,254	3,245,426
Infosys Ltd.	1,124,678	58,614,350
Mphasis Ltd.	429,312	2,431,326
Patni Computer Systems Ltd.*	317,521	2,668,779
Rolta India Ltd.	434,571	461,535
Tata Consultancy Services Ltd.	860,199	18,800,301
Tech Mahindra Ltd.	102,750	1,110,021
Wipro Ltd.	1,344,278	10,092,527

Total IT Services		98,385,701

Life Sciences Tools & Services—0.2%
Divi’s Laboratories Ltd.	99,189	1,450,619

Machinery—0.4%
Ashok Leyland Ltd.	3,171,006	1,361,434
Cummins India Ltd.	175,042	1,154,476

Total Machinery		2,515,910

Marine—0.1%
Shipping Corp. of India Ltd.	1,015,562	920,804

Media—0.6%
Sun TV Network Ltd.	319,666	1,650,850
Zee Entertainment Enterprises Ltd.	1,313,381	2,914,640

Total Media		4,565,490

Metals & Mining—8.7%
Bhushan Steel Ltd.	343,981	2,013,816
Hindalco Industries Ltd.	2,730,931	5,957,600
Hindustan Zinc Ltd.	893,864	2,014,792
Jindal Saw Ltd.	905,180	2,241,430
Jindal Steel & Power Ltd.	1,127,071	9,617,404
JSW Steel Ltd.	513,671	4,906,015
MOIL Ltd.	240,608	1,029,171
National Aluminium Co., Ltd.	1,090,708	1,045,420
NMDC Ltd.	807,699	2,447,204
Sesa Goa Ltd.	2,199,196	6,766,757
Steel Authority of India Ltd.	2,777,581	4,262,741
Sterlite Industries India Ltd.	3,855,910	6,513,042
Tata Steel Ltd.	1,861,177	11,753,050

Investments	Shares	Value
Welspun Corp., Ltd.	1,146,239	$1,815,247

Total Metals & Mining		62,383,689

Oil, Gas & Consumable Fuels—19.4%
Bharat Petroleum Corp., Ltd.	237,791	2,139,470
Cairn India Ltd.*	2,096,827	12,408,020
Coal India Ltd.	1,114,428	6,309,251
Essar Oil Ltd.*	975,354	923,836
Great Eastern Shipping Co., Ltd. (The)	307,491	1,097,252
Hindustan Petroleum Corp., Ltd.	462,816	2,204,487
Indian Oil Corp., Ltd.	2,033,145	9,714,915
Mangalore Refinery & Petrochemicals Ltd.	1,120,984	1,091,326
Oil & Natural Gas Corp., Ltd.	8,089,469	39,087,802
Oil India Ltd.	185,690	4,156,477
Petronet LNG Ltd.	402,972	1,182,243
Reliance Industries Ltd.	4,478,513	58,438,670

Total Oil, Gas & Consumable Fuels		138,753,749

Personal Products—0.4%
Dabur India Ltd.	650,689	1,218,549
Godrej Consumer Products Ltd.	195,403	1,418,838

Total Personal Products		2,637,387

Pharmaceuticals—3.6%
Aurobindo Pharma Ltd.	993,330	1,592,732
Cadila Healthcare Ltd.	98,910	1,311,878
Cipla Ltd.	618,177	3,723,846
Dr. Reddy’s Laboratories Ltd.	142,944	4,247,406
GlaxoSmithKline Pharmaceuticals Ltd.	32,533	1,191,631
Glenmark Pharmaceuticals Ltd.	284,020	1,569,985
Lupin Ltd.	263,591	2,222,940
Ranbaxy Laboratories Ltd.	382,154	2,913,740
Sun Pharmaceutical Industries Ltd.	737,902	6,914,921

Total Pharmaceuticals		25,689,079

Real Estate Management & Development—1.3%
DLF Ltd.	946,903	3,264,813
Housing Development & Infrastructure Ltd.*	2,996,548	3,010,373
Indiabulls Real Estate Ltd.	825,273	726,514
Unitech Ltd.*	5,489,163	2,000,100

Total Real Estate Management & Development		9,001,800

Road & Rail—0.3%
Container Corp. of India	124,582	1,968,257

Software—0.3%
Oracle Financial Services Software Ltd.*	60,032	2,099,735

Textiles, Apparel & Luxury Goods—0.5%
Alok Industries Ltd.	5,119,633	1,735,306
Rajesh Exports Ltd.	585,419	1,381,282
S Kumars Nationwide Ltd.	1,763,791	785,494

Total Textiles, Apparel & Luxury Goods		3,902,082

Thrifts & Mortgage Finance—3.8%
Dewan Housing Finance Corp., Ltd.	345,091	1,173,264
Housing Development Finance Corp.	2,095,065	25,724,266

Total Thrifts & Mortgage Finance		26,897,530

Tobacco—1.3%
ITC Ltd.	2,457,731	9,316,284

Trading Companies & Distributors—0.3%
Adani Enterprises Ltd.	449,868	2,487,172

Transportation Infrastructure—0.3%
Jaypee Infratech Ltd.	1,528,245	1,142,478

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        42

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2011

Investments	Shares	Value
Mundra Port and Special Economic Zone
Ltd.	486,382	$1,099,523

Total Transportation Infrastructure		2,242,001

Wireless Telecommunication Services—2.5%
Bharti Airtel Ltd.	2,031,899	13,142,968
Idea Cellular Ltd.*	986,083	1,528,192
Reliance Communications Ltd.	2,144,309	2,828,525

Total Wireless Telecommunication Services		17,499,685

TOTAL INVESTMENTS IN SECURITIES—100.0%
(Cost: $ 864,658,955)(a)		714,473,693
Other Assets in Excess of Liabilities—0.0%		223,188

NET ASSETS—100.0%		$714,696,881

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

43        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2011

Investments	Shares	Value
COMMON STOCKS — 99.9%

Aerospace & Defense — 0.3%
Cubic Corp.	126	$5,492
HEICO Corp.(a)	109	6,374
TransDigm Group, Inc.*	232	22,198
Triumph Group, Inc.(a)	306	17,886

Total Aerospace & Defense		51,950

Air Freight & Logistics—0.4%
Atlas Air Worldwide Holdings, Inc.*	206	7,917
C.H. Robinson Worldwide, Inc.(a)	462	32,238
Expeditors International of Washington, Inc.	606	24,822

Total Air Freight & Logistics		64,977

Airlines—0.2%
Alaska Air Group, Inc.*	387	29,060

Auto Components—0.5%
BorgWarner, Inc.*	488	31,105
Cooper Tire & Rubber Co.	479	6,711
Gentex Corp.	439	12,990
TRW Automotive Holdings Corp.*	1,502	48,965

Total Auto Components		99,771

Automobiles—0.0%
Thor Industries, Inc.	268	7,351

Beverages—4.0%
Coca-Cola Enterprises, Inc.	2,375	61,227
Monster Beverage Corp.*	297	27,366
PepsiCo, Inc.	9,681	642,334

Total Beverages		730,927

Biotechnology—0.6%
Alexion Pharmaceuticals, Inc.*	167	11,940
Celgene Corp.*	1,449	97,952
United Therapeutics Corp.*	138	6,521

Total Biotechnology		116,413

Building Products—0.4%
Owens Corning*	2,345	67,348

Capital Markets—2.6%
Affiliated Managers Group, Inc.*	115	11,034
Ameriprise Financial, Inc.	1,670	82,899
BlackRock, Inc.	968	172,536
Franklin Resources, Inc.	1,129	108,452
Raymond James Financial, Inc.	619	19,164
Stifel Financial Corp.*	397	12,724
T. Rowe Price Group, Inc.(a)	884	50,344
Waddell & Reed Financial, Inc. Class A	347	8,595

Total Capital Markets		465,748

Chemicals—3.2%
Albemarle Corp.	497	25,600
Cabot Corp.	461	14,817
Celanese Corp. Class A	1,065	47,148
CF Industries Holdings, Inc.	399	57,847
E.I. du Pont de Nemours & Co.	5,134	235,034
Eastman Chemical Co.	1,042	40,700
Mosaic Co. (The)	1,803	90,925
NewMarket Corp.(a)	102	20,207
PolyOne Corp.	1,181	13,641
Rockwood Holdings, Inc.*	442	17,402
Solutia, Inc.*	688	11,889
Westlake Chemical Corp.	321	12,917

Total Chemicals		588,127

Investments	Shares	Value
Commercial Banks — 0.1%
Signature Bank*	159	$9,538
SVB Financial Group*	146	6,963

Total Commercial Banks		16,501

Commercial Services & Supplies—0.3%
Clean Harbors, Inc.*	228	14,530
Deluxe Corp.	447	10,174
Herman Miller, Inc.	238	4,391
Portfolio Recovery Associates, Inc.*	78	5,267
Steelcase, Inc. Class A	396	2,954
Stericycle, Inc.*	218	16,987

Total Commercial Services & Supplies		54,303

Communications Equipment—0.7%
Acme Packet, Inc.*	57	1,762
ADTRAN, Inc.	240	7,238
EchoStar Corp. Class A*	490	10,261
F5 Networks, Inc.*	164	17,404
InterDigital, Inc.(a)	297	12,940
Juniper Networks, Inc.*	1,473	30,064
Loral Space & Communications, Inc.*	568	36,852
Polycom, Inc.*	290	4,727
Riverbed Technology, Inc.*(a)	115	2,702

Total Communications Equipment		123,950

Computers & Peripherals—11.4%
Apple, Inc.*	4,338	1,756,890
EMC Corp.*	6,622	142,638
NCR Corp.*	669	11,012
NetApp, Inc.*	1,127	40,876
SanDisk Corp.*	2,449	120,515

Total Computers & Peripherals		2,071,931

Construction & Engineering—0.0%
MasTec, Inc.*	395	6,861

Consumer Finance—0.1%
Credit Acceptance Corp.*	199	16,374
Ezcorp, Inc. Class A*	335	8,834

Total Consumer Finance		25,208

Containers & Packaging—0.7%
Ball Corp.	1,316	46,994
Bemis Co., Inc.(a)	609	18,319
Greif, Inc. Class A	375	17,081
Rock-Tenn Co. Class A	293	16,906
Temple-Inland, Inc.	749	23,751

Total Containers & Packaging		123,051

Diversified Consumer Services—0.1%
Coinstar, Inc.*(a)	143	6,527
Sotheby’s	297	8,473

Total Diversified Consumer Services		15,000

Diversified Financial Services—0.7%
Leucadia National Corp.	4,734	107,651
MSCI, Inc. Class A*(a)	319	10,505

Total Diversified Financial Services		118,156

Diversified Telecommunication Services—0.7%
CenturyLink, Inc.	2,331	86,713
Frontier Communications Corp.	3,107	16,001
Windstream Corp.(a)	2,787	32,720

Total Diversified Telecommunication Services		135,434

Electric Utilities—0.1%
Cleco Corp.	271	10,325

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        44

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2011

Investments	Shares	Value
Electrical Equipment — 0.7%
AMETEK, Inc.	576	$24,250
EnerSys*	273	7,090
General Cable Corp.*	196	4,902
GrafTech International Ltd.*	782	10,674
II-VI, Inc.*	250	4,590
Polypore International, Inc.*(a)	96	4,223
Rockwell Automation, Inc.	486	35,658
Roper Industries, Inc.	338	29,362

Total Electrical Equipment		120,749

Electronic Equipment, Instruments & Components—1.2%
Amphenol Corp. Class A	832	37,765
Arrow Electronics, Inc.*	1,059	39,617
Avnet, Inc.*	1,514	47,070
IPG Photonics Corp.*	86	2,913
Jabil Circuit, Inc.	1,465	28,802
Molex, Inc.(a)	1,018	24,289
National Instruments Corp.	296	7,681
Trimble Navigation Ltd.*(a)	194	8,420
TTM Technologies, Inc.*	416	4,559
Vishay Intertechnology, Inc.*	1,789	16,083

Total Electronic Equipment, Instruments & Components		217,199

Energy Equipment & Services—2.2%
Baker Hughes, Inc.	1,234	60,022
CARBO Ceramics, Inc.	55	6,783
Halliburton Co.	3,525	121,648
Helmerich & Payne, Inc.	433	25,270
Lufkin Industries, Inc.	45	3,029
National Oilwell Varco, Inc.	2,004	136,252
Oil States International, Inc.*	204	15,579
SEACOR Holdings, Inc.*	236	20,994
Superior Energy Services, Inc.*(a)	327	9,300

Total Energy Equipment & Services		398,877

Food & Staples Retailing—0.2%
United Natural Foods, Inc.*	149	5,962
Whole Foods Market, Inc.	380	26,440

Total Food & Staples Retailing		32,402

Food Products—0.2%
Corn Products International, Inc.	466	24,507
Darling International, Inc.*	325	4,319
Green Mountain Coffee Roasters, Inc.*(a)	141	6,324

Total Food Products		35,150

Gas Utilities—0.2%
Oneok, Inc.	460	39,877

Health Care Equipment & Supplies—0.4%
Cooper Cos., Inc. (The)	209	14,739
Edwards Lifesciences Corp.*	252	17,816
Intuitive Surgical, Inc.*	93	43,060

Total Health Care Equipment & Supplies		75,615

Health Care Providers & Services—2.1%
AMERIGROUP Corp.*(a)	378	22,332
Catalyst Health Solutions, Inc.*	135	7,020
Express Scripts, Inc.*	2,035	90,944
Health Management Associates, Inc. Class A*	1,376	10,141
Healthspring, Inc.*	495	26,997
HMS Holdings Corp.*	119	3,806
Humana, Inc.	1,560	136,672
Tenet Healthcare Corp.*	15,888	81,506

Total Health Care Providers & Services		379,418

Investments	Shares	Value
Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	126	$2,386
athenahealth, Inc.*(a)	31	1,523
Quality Systems, Inc.(a)	116	4,291

Total Health Care Technology		8,200

Hotels, Restaurants & Leisure—1.6%
Chipotle Mexican Grill, Inc.*	57	19,251
Panera Bread Co. Class A*(a)	78	11,033
Starbucks Corp.	2,665	122,617
Vail Resorts, Inc.	74	3,135
Wynn Resorts Ltd.(a)	146	16,131
Yum! Brands, Inc.	2,159	127,403

Total Hotels, Restaurants & Leisure		299,570

Household Durables—0.1%
Tempur-Pedic International, Inc.*	240	12,607

Household Products—0.3%
Clorox Co. (The)	798	53,115

Industrial Conglomerates—0.1%
Seaboard Corp.*	11	22,396

Internet & Catalog Retail—0.8%
Amazon.com, Inc.*	555	96,070
Netflix, Inc.*	58	4,019
priceline.com, Inc.*	92	43,029
Shutterfly, Inc.*	27	615

Total Internet & Catalog Retail		143,733

Internet Software & Services—0.1%
Ancestry.com, Inc.*(a)	104	2,388
OpenTable, Inc.*(a)	13	508
Rackspace Hosting, Inc.*	92	3,957
VeriSign, Inc.(a)	204	7,287

Total Internet Software & Services		14,140

IT Services—1.4%
Cognizant Technology Solutions Corp. Class A*	805	51,770
DST Systems, Inc.	465	21,167
Fidelity National Information Services, Inc.	1,712	45,522
Gartner, Inc.*	226	7,858
Jack Henry & Associates, Inc.	345	11,595
Syntel, Inc.	192	8,980
Teradata Corp.*	529	25,662
VeriFone Systems, Inc.*	185	6,571
Western Union Co. (The)	4,071	74,336
Wright Express Corp.*	147	7,979

Total IT Services		261,440

Leisure Equipment & Products—0.1%
Polaris Industries, Inc.	299	16,738

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.*	1,714	59,870
Bruker Corp.*	479	5,949
Illumina, Inc.*(a)	162	4,938
Mettler-Toledo International, Inc.*(a)	119	17,577

Total Life Sciences Tools & Services		88,334

Machinery—4.8%
Caterpillar, Inc.	2,229	201,947
Chart Industries, Inc.*	46	2,487
Cummins, Inc.	821	72,264
Deere & Co.	2,039	157,717
Donaldson Co., Inc.	297	20,220
Dover Corp.	982	57,005

See Notes to Schedule of Investments.

45        WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2011

Investments	Shares	Value
Gardner Denver, Inc.	206	$15,874
Graco, Inc.	206	8,423
Joy Global, Inc.	450	33,738
Kennametal, Inc.	392	14,316
Lincoln Electric Holdings, Inc.	309	12,088
Middleby Corp.*	74	6,959
Mueller Industries, Inc.	155	5,955
Nordson Corp.	295	12,148
Oshkosh Corp.*	2,002	42,803
PACCAR, Inc.(a)	802	30,051
Parker Hannifin Corp.	825	62,906
Robbins & Myers, Inc.	94	4,564
Stanley Black & Decker, Inc.	889	60,096
Timken Co. (The)	503	19,471
WABCO Holdings, Inc.*	253	10,980
Wabtec Corp.	158	11,052

Total Machinery		863,064

Marine—0.0%
Alexander & Baldwin, Inc.	85	3,470

Media—0.6%
CBS Corp. Class B	2,838	77,023
Scripps Networks Interactive, Inc. Class A	793	33,639

Total Media		110,662

Metals & Mining—2.7%
Allegheny Technologies, Inc.	94	4,493
Allied Nevada Gold Corp.*(a)	78	2,362
Cliffs Natural Resources, Inc.	928	57,861
Compass Minerals International, Inc.	149	10,259
Freeport-McMoRan Copper & Gold, Inc.	7,297	268,457
Globe Specialty Metals, Inc.	139	1,861
Hecla Mining Co.(a)	335	1,752
Royal Gold, Inc.	86	5,799
Schnitzer Steel Industries, Inc. Class A	124	5,243
Southern Copper Corp.	3,661	110,489
Walter Energy, Inc.	260	15,745

Total Metals & Mining		484,321

Multiline Retail—0.4%
Dillard’s, Inc. Class A	364	16,336
Dollar Tree, Inc.*	663	55,102

Total Multiline Retail		71,438

Multi-Utilities—0.2%
OGE Energy Corp.	521	29,546

Office Electronics—0.0%
Zebra Technologies Corp. Class A*	240	8,587

Oil, Gas & Consumable Fuels—30.7%
Alpha Natural Resources, Inc.*	193	3,943
Arch Coal, Inc.	322	4,672
Berry Petroleum Co. Class A	46	1,933
Chevron Corp.	16,265	1,730,596
Concho Resources, Inc.*(a)	166	15,562
ConocoPhillips	8,866	646,065
Continental Resources, Inc.*(a)	218	14,543
CVR Energy, Inc.*	128	2,397
El Paso Corp.	4,323	114,862
EOG Resources, Inc.	125	12,314
Exxon Mobil Corp.	32,101	2,720,881
Gulfport Energy Corp.*	126	3,711
HollyFrontier Corp.	290	6,786
Marathon Oil Corp.	4,670	136,691
Marathon Petroleum Corp.	2,326	77,433
Northern Oil and Gas, Inc.*(a)	23	552

Investments	Shares	Value
Peabody Energy Corp.	1,075	$35,593
Sunoco, Inc.	480	19,690
World Fuel Services Corp.(a)	344	14,441

Total Oil, Gas & Consumable Fuels		5,562,665

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) Class A	653	73,345

Pharmaceuticals—7.6%
Endo Pharmaceuticals Holdings, Inc.*	608	20,994
Impax Laboratories, Inc.*	800	16,136
Merck & Co., Inc.	33,655	1,268,793
Perrigo Co.	309	30,066
Viropharma, Inc.*	576	15,777
Watson Pharmaceuticals, Inc.*	547	33,006

Total Pharmaceuticals		1,384,772

Professional Services—0.1%
Corporate Executive Board Co. (The)	115	4,382
IHS, Inc. Class A*	163	14,044

Total Professional Services		18,426

Real Estate Investment Trusts (REITs)—0.0%
Entertainment Properties Trust(a)	198	8,655

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A*(a)	730	11,111

Road & Rail—2.6%
Amerco, Inc.	137	12,111
Avis Budget Group, Inc.*	668	7,161
CSX Corp.	5,517	116,188
Dollar Thrifty Automotive Group*(a)	195	13,701
Genesee & Wyoming, Inc. Class A*	143	8,663
Kansas City Southern*	406	27,612
Old Dominion Freight Line, Inc.*	191	7,741
Union Pacific Corp.	2,570	272,266

Total Road & Rail		465,443

Semiconductors & Semiconductor Equipment—4.8%
Altera Corp.	1,608	59,657
Amkor Technology, Inc.*(a)	3,500	15,260
Analog Devices, Inc.	1,872	66,980
Applied Materials, Inc.	8,777	94,002
Broadcom Corp. Class A*	2,597	76,248
Cirrus Logic, Inc.*(a)	441	6,990
Cymer, Inc.*	157	7,812
Diodes, Inc.*(a)	197	4,196
First Solar, Inc.*(a)	407	13,740
GT Advanced Technologies, Inc.*(a)	1,363	9,868
Hittite Microwave Corp.*	107	5,284
Maxim Integrated Products, Inc.	1,654	43,070
Microchip Technology, Inc.(a)	888	32,527
Micron Technology, Inc.*	10,258	64,523
Microsemi Corp.*	291	4,874
MKS Instruments, Inc.	388	10,794
ON Semiconductor Corp.*	2,863	22,102
RF Micro Devices, Inc.*(a)	1,922	10,379
Semtech Corp.*	280	6,950
Skyworks Solutions, Inc.*	553	8,970
Sunpower Corp. Class A*(a)	455	2,835
Texas Instruments, Inc.	7,952	231,483
TriQuint Semiconductor, Inc.*	1,435	6,988
Xilinx, Inc.	1,801	57,740

Total Semiconductors & Semiconductor Equipment		863,272

Software—3.8%
Ariba, Inc.*	58	1,629
Autodesk, Inc.*	454	13,770

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds        46

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

December 31, 2011

Investments	Shares	Value
Citrix Systems, Inc.*	325	$19,734
CommVault Systems, Inc.*	49	2,093
Fortinet, Inc.*	176	3,839
Informatica Corp.*	149	5,503
MICROS Systems, Inc.*	222	10,341
MicroStrategy, Inc. Class A*	28	3,033
Oracle Corp.	22,042	565,377
Red Hat, Inc.*	214	8,836
Salesforce.com, Inc.*	42	4,261
SolarWinds, Inc.*	169	4,723
Synchronoss Technologies, Inc.*	32	967
TIBCO Software, Inc.*	283	6,766
VMware, Inc. Class A*	364	30,281

Total Software		681,153

Specialty Retail—0.7%
Advance Auto Parts, Inc.	480	33,422
AutoNation, Inc.*(a)	689	25,403
Dick’s Sporting Goods, Inc.	411	15,158
DSW, Inc. Class A	215	9,505
Tractor Supply Co.	233	16,345
Ulta Salon Cosmetics & Fragrance, Inc.*	134	8,699
Williams-Sonoma, Inc.	429	16,517

Total Specialty Retail		125,049

Textiles, Apparel & Luxury Goods—0.8%
Deckers Outdoor Corp.*	147	11,109
Fossil, Inc.*(a)	237	18,808
Hanesbrands, Inc.*	724	15,827
Iconix Brand Group, Inc.*	345	5,620
PVH Corp.	465	32,778
Ralph Lauren Corp. Class A	417	57,579
Steven Madden Ltd.*	199	6,866
Under Armour, Inc. Class A*(a)	85	6,102

Total Textiles, Apparel & Luxury Goods		154,689

Trading Companies & Distributors—0.2%
MSC Industrial Direct Co. Class A	204	14,596
Watsco, Inc.(a)	101	6,632
WESCO International, Inc.*	175	9,277

Total Trading Companies & Distributors		30,505

Wireless Telecommunication Services—0.1%
MetroPCS Communications, Inc.*	1,747	15,164

TOTAL COMMON STOCKS (Cost: $18,394,399)		18,107,289

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED—2.8%
MONEY MARKET FUND—2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $508,091)(c)	508,091	508,091

TOTAL INVESTMENTS IN SECURITIES—102.7%
(Cost: $ 18,902,490)(d)		18,615,380
Liabilities in Excess of Other Assets—(2.7)%		(483,154)

NET ASSETS—100.0%		$18,132,226

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2011 (See Note 2).
(b)	Interest rate shown reflects yield as of December 31, 2011.
(c)	At December 31, 2011, the total market value of the Fund’s securities on loan was $495,375 and the total market value of the collateral held by the Fund was $508,091.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

47 WisdomTree Domestic and International Earnings Funds

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of December 31, 2011, the Trust offered 47 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund Name	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”)
(formerly WisdomTree World ex-U.S. Growth Fund)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)
(formerly WisdomTree Pacific ex-Japan Total Dividend Fund)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)
(formerly WisdomTree Pacific ex-Japan Equity Income Fund)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)
(formerly WisdomTree International Basic Materials Sector Fund)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)
(formerly WisdomTree International Energy Sector Fund)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)
(formerly WisdomTree International Utilities Sector Fund)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)
(formerly WisdomTree International Real Estate Fund)	June 5, 2007
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”)	December 4, 2008
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008

CONSOLIDATION OF SUBSIDIARIES

The consolidated schedule of investments of the India Earnings Fund includes the investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

Guarantees—In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Investment Valuation—The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m., London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m., Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share or affiliated funds which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement – In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv)

a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market values of the financial instruments are as follows:

Fixed income securities are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2011 in valuing each Fund’s assets carried at fair value:

2. SIGNIFICANT ACCOUNTING POLICIES

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$204,856,807	$—	$—
Money Market Funds	—	21,886,591	—
Affiliated Funds	602,864	—	—

Total	$205,459,671	$21,886,591	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$364,405,932	$—	$—
Money Market Funds	—	29,980,036	—
Affiliated Funds	583,990	—	—

Total	$364,989,922	$29,980,036	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$928,090,795	$—	$—
Money Market Funds	—	84,777,498	—
Affiliated Funds	739,968	—	—

Total	$928,830,763	$84,777,498	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,003,889,359	$—	$—
Money Market Funds	—	100,795,168	—
Affiliated Funds	3,939,603	—	—

Total	$1,007,828,962	$100,795,168	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$285,504,407	$—	$—
Money Market Funds	—	86,047,264	—
Affiliated Fund	2,050,876	—	—

Total	$287,555,283	$86,047,264	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$238,932,282	$—	$—
Money Market Funds	—	72,543,105	—
Affiliated Fund	2,520,552	—	—

Total	$241,452,834	$72,543,105	$—

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$323,332,767	$—	$—
Money Market Funds	—	12,749,361	—
Affiliated Funds	1,550,032	—	—

Total	324,882,799	12,749,361	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,702)	—

Total—Net	$324,882,799	$12,746,659	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$144,513,329	$—	$—
Rights	2,873	—	—
Money Market Funds	—	4,959,516	—
Affiliated Funds	616,400	—	—

Total	$145,132,602	$4,959,516	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$69,745,367	$—	$—
Money Market Funds	—	3,806,560	—
Affiliated Funds	182,376	—	—

Total	69,927,743	3,806,560	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	10	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(32)	—

Total—Net	$69,927,743	$3,806,538	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$21,054,678	$—	$—
Rights	7,854	—	—
Money Market Funds	—	1,531,424	—
Affiliated Funds	2,712	—	—

Total	21,065,244	1,531,424	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(21)	—

Total—Net	$21,065,244	$1,531,403	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$401,840,670	$—	$—
Money Market Funds	—	16,310,407	—

Total	401,840,670	16,310,407	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	422,075	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,515,409)	—

Total—Net	$401,840,670	$13,217,073	$—

Global ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$55,116,092	$—	$—
Money Market Funds	—	3,791,904	—
Affiliated Funds	241,903	—	—

Total	55,357,995	3,791,904	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(55)	—

Total—Net	$55,357,995	$3,791,849	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$183,217,584	$—	$—
Money Market Funds	—	9,596,107	—
Affiliated Funds	490,095	—	—

Total	183,707,679	9,596,107	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	656	—

Total—Net	$183,707,679	$9,596,763	$—

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$70,738,345	$—	$—
Money Market Funds	—	1,887,237	—
Affiliated Funds	1,636,810	—	—

Total	72,375,155	1,887,237	—

Australia Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$50,654,397	$—	$—
Money Market Funds	—	4,750,233	—

Total	$50,654,397	$4,750,233	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$127,113,789	$—	$—
Money Market Funds	—	2,550,082	—
Affiliated Funds	57,644	—	—

Total	127,171,433	2,550,082	—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$263,343,544	$—	$—
Money Market Funds	—	14,777,545	—
Affiliated Funds	235,760	—	—

Total	263,579,304	14,777,545	—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$111,957,716	$—	$—
Money Market Funds	—	8,287,310	—
Affiliated Funds	252,521	—	—

Total	112,210,237	8,287,310	—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$361,366,190	$—	$—
Rights	33,421	—	—
Money Market Funds	—	33,439,573	—
Affiliated Funds	733,736	—	—

Total	362,133,347	33,439,573	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(280)	—

Total—Net	$362,133,347	$33,439,293	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$2,138,453,641	$—	$56,850
Money Market Funds	—	50,004,742	—

Total	2,138,453,641	50,004,742	56,850

Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,974	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(786)	—

Total—Net	$2,138,453,641	$50,011,930	$56,850

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$734,187,586	$—	$75,395
Rights	48,314	—	—
Warrants	—	92,754	—
Money Market Funds	—	13,275,734	—
Affiliated Funds	4,549,217	—	—

Total	738,785,117	13,368,488	75,395

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,280	—

Total—Net	$738,785,117	$13,370,768	$75,395

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$14,667,879	$—	$—

Total	14,667,879	—	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(25)	—

Total—Net	$14,667,879	$(23)	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$18,454,869	$—	$—
Money Market Funds	—	356,864	—

Total	18,454,869	356,864	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	319,906	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(26,356)	—

Total—Net	$18,454,869	$650,414	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$30,726,249	$—	$—
Money Market Funds	—	2,717,560	—
Affiliated Funds	24,699	—	—

Total	$30,750,948	$2,717,560	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$30,456,189	$—	$—
Money Market Funds	—	4,238,904	—
Affiliated Funds	149,156	—	—

Total	$30,605,345	$4,238,904	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$30,081,164	$—	$—
Money Market Funds	—	2,371,324	—
Affiliated Funds	153,138	—	—

Total	30,234,302	2,371,324	—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$101,712,008	$—	$—
Money Market Funds	—	7,351,546	—

Total	$101,712,008	$7,351,546	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	289	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(175)	—

Total—Net	$101,712,008	$7,351,660	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$33,661,559	$—	$—
Money Market Funds	—	2,113,084	—
Affiliated Funds	17,582	—	—

Total	$33,679,141	$2,113,084	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$61,240,454	$—	$—
Money Market Funds	—	3,057,043	—
Affiliated Funds	114,811	—	—

Total	$61,355,265	$3,057,043	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$120,665,122	$—	$—
Money Market Funds	—	29,033,295	—
Affiliated Funds	343,089	—	—

Total	$121,008,211	$29,033,295	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$119,742,819	$—	$—
Money Market Funds	—	26,026,985	—
Affiliated Funds	370,528	—	—

Total	$120,113,347	$26,026,985	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$30,598,890	$—	$—
Money Market Funds	—	1,082,271	—
Affiliated Funds	70,912	—	—

Total	$30,669,802	$1,082,271	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$18,107,289	$—	$—
Money Market Funds	—	508,091	—

Total	$18,107,289	$508,091	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$713,995,119	$478,574	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method. For the fiscal period ended December 31, 2011, there were no transfers in or out of Level 3.

Emerging Markets Equity Income Fund	Common Stocks
Balance as of April 1, 2011	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(499)
Purchases	57,349
Sales	—
Transfers in and/or out of Level 3	—

Balance as of December 31, 2011	$56,850

*	Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2011 is $(499).

Emerging Markets SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2011	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(662)
Purchases	76,057
Sales	—
Transfers in and/or out of Level 3	—

Balance as of December 31, 2011	$75,395

*	Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2011 is $(662).

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the application portion ASU 2010-06 for the period ended December 31, 2011 and the impact of such adoption is limited to additional disclosure in the fair value measurement footnote. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the period ended December 31, 2011.

Derivative and Hedging Disclosure – Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds that have invested in derivatives, specifically forward foreign currency contracts during the period ended December 31, 2011 which are detailed in the table herein. The volume of the derivatives that is presented is consistent with the derivative activity during the nine months ended December 31, 2011. There are no credit-risk contingent features on the foreign currency contracts and warrants held by the Funds.

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by the investment adviser.

Currency Transactions— The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts— A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward contracts were open at December 31, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund	1/03/12	AUD	120,439	USD	121,908	$(1,566)
	1/03/12	EUR	85,288	USD	110,346	(371)
	1/03/12	GBP	50,031	USD	76,987	(765)

						$(2,702)

Global Equity Income Fund	1/04/12	CAD	5,866	USD	5,771	$10
	1/04/12	CHF	7,015	USD	7,478	(24)
	1/04/12	EUR	4,173	USD	5,409	(8)

						$(22)

Europe SmallCap Dividend Fund	1/03/12	EUR	10,300	USD	13,350	$(21)

Japan Hedged Equity Fund	1/05/12	JPY	11,024,753,839	USD	142,136,777	$(1,153,499)
	1/05/12	JPY	2,963,012	USD	38,491	(20)
	1/05/12	JPY	11,692,920,738	USD	150,753,848	(1,220,687)
	1/05/12	JPY	10,690,670,390	USD	137,826,759	(1,121,387)
	1/05/12	USD	6,384,269	JPY	496,396,071	67,461
	1/05/12	USD	7,984,409	JPY	623,218,265	115,646
	1/05/12	USD	10,911,945	JPY	851,753,668	158,417
	1/05/12	USD	6,243,762	JPY	486,592,638	80,551
	1/05/12	USD	140,793,274	JPY	10,832,634,514	—
	1/05/12	USD	128,725,279	JPY	9,904,122,984	—
	1/05/12	USD	132,747,944	JPY	10,213,626,827	—
	2/03/12	JPY	10,757,366,516	USD	139,868,270	(5,981)
	2/03/12	JPY	9,835,306,528	USD	127,879,062	(5,967)
	2/03/12	JPY	10,142,659,857	USD	131,873,568	(7,868)

						$(3,093,334)

Global ex-U.S. Growth Fund	1/03/12	EUR	8,943	USD	11,569	$(40)
	1/04/12	CAD	4,620	USD	4,522	(15)

						$(55)

Japan SmallCap Dividend Fund	1/04/12	USD	259,580	JPY	20,021,308	$656

International SmallCap Dividend Fund	1/04/12	EUR	20,023	JPY	1,994,324	$(72)
	1/04/12	EUR	18,000	USD	23,299	(67)
	1/04/12	GBP	23,700	USD	36,756	(76)
	1/04/12	SEK	95,000	USD	13,793	(65)

						$(280)

Emerging Markets Equity Income Fund	1/03/12	USD	3,092,012	BRL	5,769,694	$1,243
	1/03/12	USD	603,897	KRW	694,783,730	(786)
	1/03/12	USD	1,432,893	MYR	4,553,447	3,526
	1/04/12	USD	1,916,982	MYR	6,086,994	3,205

						$7,188

Emerging Markets SmallCap Dividend Fund	1/03/12	USD	245,489	BRL	460,538	$1,415
	1/03/12	USD	351,568	MYR	1,117,212	865
	1/04/12	USD	40	MYR	126	—

						$2,280

Middle East Dividend Fund	1/03/12	AED	149,446	USD	40,689	$2
	1/03/12	KWD	4,835	USD	17,340	(20)
	1/03/12	OMR	4,986	USD	12,950	—
	1/03/12	USD	44,667	QAR	162,633	(5)

						$(23)

International Hedged Equity Fund	1/05/12	AUD	2,347,765	USD	2,402,254	$(4,404)
	1/05/12	CHF	1,143,214	USD	1,256,997	34,426
	1/05/12	EUR	4,532,373	USD	6,103,248	219,519
	1/05/12	GBP	2,288,954	USD	3,598,895	41,663
	1/05/12	JPY	205,701,552	USD	2,652,010	(21,522)
	1/05/12	NOK	2,006,589	USD	347,284	11,065
	1/05/12	SEK	4,013,888	USD	594,171	8,692
	1/05/12	SGD	486,794	USD	379,909	4,486
	1/05/12	USD	2,406,670	AUD	2,347,765	(12)
	1/05/12	USD	71,074	AUD	69,334	7
	1/05/12	USD	14,287	CHF	13,360	—
	1/05/12	USD	1,222,571	CHF	1,143,214	—
	1/05/12	USD	5,883,745	EUR	4,532,373	(16)
	1/05/12	USD	117,687	EUR	90,654	(5)
	1/05/12	USD	3,557,241	GBP	2,288,954	(8)
	1/05/12	USD	102,187	GBP	65,754	—
	1/05/12	USD	9,691	HKD	75,265	—
	1/05/12	USD	2,673,532	JPY	205,701,552	—
	1/05/12	USD	336,211	NOK	2,006,589	8
	1/05/12	USD	5,970	NOK	35,627	—
	1/05/12	USD	585,448	SEK	4,013,888	32
	1/05/12	USD	6,394	SEK	43,839	1
	1/05/12	USD	13,741	SGD	17,816	(1)
	1/05/12	USD	375,424	SGD	486,794	(2)
	1/06/12	USD	52,712	JPY	4,055,622	(1)
	1/06/12	USD	10,574	NZD	13,556	1
	2/03/12	AUD	2,334,677	USD	2,385,386	(18)
	2/03/12	CHF	1,216,936	USD	1,301,954	(21)
	2/03/12	EUR	4,659,214	USD	6,049,384	(150)
	2/03/12	GBP	2,421,006	USD	3,761,493	(5)
	2/03/12	JPY	206,437,730	USD	2,684,077	(160)
	2/03/12	NOK	2,123,265	USD	355,403	(15)
	2/03/12	SEK	4,237,158	USD	617,059	(16)
	2/03/12	SGD	503,448	USD	388,238	6

						$293,550

Global ex-U.S. Real Estate Fund	1/03/12	CAD	171	SGD	218	$—
	1/03/12	USD	114,417	EUR	88,278	181
	1/04/12	USD	27,304	GBP	17,601	49
	1/04/12	USD	27,697	HKD	215,100	(1)
	1/04/12	ZAR	386,208	HKD	370,180	(174)
	1/05/12	USD	118,825	AUD	115,961	59

						$114

Currency Legend:
AED — UAE dirham
AUD — Australian dollar
BRL — Brazilian real
CAD — Canadian dollar
CHF — Swiss franc
EUR — Euro
GBP — British pound
HKD — Hong Kong dollar
JPY — Japanese yen
KRW — South Korean won
KWD — Kuwaiti dinar
MYR — Malaysian ringgit
NOK — Norwegian krone
NZD — New Zealand dollar
OMR — Rial Omani
QAR — Qatari riyal
SEK — Swedish krona
SGD — Singapore dollar
USD — U.S. dollar
ZAR— South African rand

Security Lending- Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Total Dividend Fund	$200,809,985	$30,955,507	$(4,419,230)	$26,536,277
Equity Income Fund	375,522,445	24,702,853	(5,255,340)	19,447,513
LargeCap Dividend Fund	948,317,605	82,284,635	(16,993,979)	65,290,656
Dividend ex-Financials Fund	1,049,339,230	65,212,914	(5,928,014)	59,284,900
MidCap Dividend Fund	360,687,831	20,928,494	(8,013,778)	12,914,716
SmallCap Dividend Fund	307,129,713	22,997,959	(16,131,733)	6,866,226
DEFA Fund	371,680,323	20,356,446	(54,404,609)	(34,048,163)
DEFA Equity Income Fund	171,715,399	6,859,573	(28,482,854)	(21,623,281)
Global Equity Income Fund	76,995,285	5,522,075	(8,783,057)	(3,260,982)
Europe SmallCap Dividend Fund	26,154,970	1,500,884	(5,059,186)	(3,558,302)
Japan Hedged Equity Fund	451,080,411	13,267,722	(46,197,056)	(32,929,334)
Global ex-U.S. Growth Fund	66,229,914	2,136,431	(9,216,446)	(7,080,015)
Japan SmallCap Dividend Fund	193,548,498	10,924,403	(11,169,115)	(244,712)
Asia Pacific ex-Japan Fund	79,148,241	2,224,497	(7,110,346)	(4,885,849)
Australia Dividend Fund	62,137,068	1,073,971	(7,806,409)	(6,732,438)
International LargeCap Dividend Fund	145,168,015	7,693,552	(23,140,052)	(15,446,500)
International Dividend ex-Financials Fund	294,565,508	8,873,860	(25,082,519)	(16,208,659)
International MidCap Dividend Fund	132,906,865	8,591,713	(21,001,031)	(12,409,318)
International SmallCap Dividend Fund	402,939,108	38,289,706	(45,655,894)	(7,366,188)
Emerging Markets Equity Income Fund	2,287,252,201	130,624,045	(229,361,013)	(98,736,968)
Emerging Markets SmallCap Dividend Fund	836,009,999	65,951,124	(149,732,123)	(83,780,999)
Middle East Dividend Fund	14,151,872	1,582,286	(1,066,279)	516,007
International Hedged Equity Fund	19,684,457	1,147,481	(2,020,205)	(872,724)
Commodity Country Equity Fund	37,592,031	657,879	(4,781,402)	(4,123,523)
Global Natural Resources Fund	39,319,796	820,432	(5,295,979)	(4,475,547)
Global ex-U.S. Utilities Fund	38,902,127	863,057	(7,159,558)	(6,296,501)
Global ex-U.S. Real Estate Fund	120,595,687	3,001,262	(14,533,395)	(11,532,133)
Total Earnings Fund	35,490,477	2,977,459	(2,675,711)	301,748
Earnings 500 Fund	63,614,561	5,887,938	(5,090,191)	797,747
MidCap Earnings Fund	145,852,737	8,042,544	(3,853,775)	4,188,769
SmallCap Earnings Fund	143,313,827	8,714,864	(5,888,359)	2,826,505
LargeCap Value Fund	30,071,023	2,697,847	(1,016,797)	1,681,050
LargeCap Growth Fund	18,902,490	1,445,092	(1,732,202)	(287,110)
India Earnings Fund (consolidated)	864,658,955	67,026,433	(217,211,695)	(150,185,262)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2011 are as follows:

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2011	Dividend Income
Total Dividend Fund
Earnings 500 Fund	$273,651	$139,918	$414,065	$—	$—
Total Earnings Fund	1,158,392	1,464,380	1,934,391	602,864	13,559

Total	$1,432,043	$1,604,298	$2,348,456	$602,864	$13,559

Equity Income Fund
Total Dividend Fund	$792,408	$5,872,793	$5,982,361	$583,990	$21,951

LargeCap Dividend Fund
Total Dividend Fund	$1,298,687	$11,709,614	$11,989,011	$739,968	$34,210

Dividend ex-Financials Fund
LargeCap Dividend Fund	$2,243,546	$8,185,556	$9,196,109	$1,968,702	$42,720
MidCap Dividend Fund	2,256,566	8,820,548	9,119,387	1,970,901	34,539

Total	$4,500,112	$17,006,104	$18,315,496	$3,939,603	$77,259

MidCap Dividend Fund
LargeCap Dividend Fund	$3,672,996	$1,225,599	$2,880,288	$2,050,876	$59,545

SmallCap Dividend Fund
MidCap Dividend Fund	$3,808,779	$4,134,340	$5,332,477	$2,520,552	$36,692

DEFA Fund
International Dividend ex-Financials Fund	$1,723,819	$12,806,231	$12,434,604	$1,550,032	$95,335

DEFA Equity Income Fund
International LargeCap Dividend Fund	$215,177	$4,964,572	$4,454,286	$616,400	$34,153

Global Equity Income Fund
DEFA Equity Income Fund	$170,446	$1,943,436	$1,917,557	$136,881	$11,578
Equity Income Fund	56,591	629,716	644,452	45,495	2,235

Total	$227,037	$2,573,152	$2,562,009	$182,376	$13,813

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$97,451	$842,957	$911,709	$2,712	$808

Global ex-U.S. Growth Fund
DEFA Fund	$77,100	$800,735	$829,369	$2,619	$735
Emerging Markets Equity Income Fund	51,882	522,881	543,799	1,743	713
India Earnings Fund	1,174,699	279,976	1,002,405	237,541	2,455

Total	$1,303,681	$1,603,592	$2,375,573	$241,903	$3,903

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$572,259	$3,025,098	$3,041,921	$490,095	$1,611

Asia Pacific ex-Japan Fund
DEFA Fund	$348,069	$71,314	$421,738	$—	$—
Global ex-U.S. Real Estate Fund	—	1,500,894	1,413,239	49,292	3,758
India Earnings Fund	—	2,401,310	167,177	1,587,518	13,375

Total	$348,069	$3,973,518	$2,002,154	$1,636,810	$17,133

Australia Dividend Fund
Asia Pacific ex-Japan Fund	$136,741	$283,901	$407,826	$—	$2,406

International LargeCap Dividend Fund
Asia Pacific ex-Japan Fund	$390,104	$1,964,344	$2,275,091	$—	$23,902
International MidCap Dividend Fund	—	1,924,723	1,842,336	57,644	4,146

Total	$390,104	$3,889,067	$4,117,427	$57,644	$28,048

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$160,763	$6,658,276	$6,405,412	$235,760	$39,985

Affiliated Fund Name	Value at 3/31/2011	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2011	Dividend Income
International MidCap Dividend Fund
Australia Dividend Fund	$—	$1,014,423	$850,469	$125,688	$3,724
International LargeCap Dividend Fund	266,492	890,937	1,131,035	—	7,883
International SmallCap Dividend Fund	271,398	894,324	1,125,625	—	7,177
Japan Hedged Equity Fund	—	1,020,921	897,999	126,833	1,741

Total	$537,890	$3,820,605	$4,005,128	$252,521	$20,525

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$724,750	$1,269,800	$1,416,791	$407,366	$27,054
Japan SmallCap Dividend Fund	1,376,837	7,622,097	8,780,124	326,370	11,778

Total	$2,101,587	$8,891,897	$10,196,915	$733,736	$38,832

Emerging Markets Equity Income Fund
Emerging Markets SmallCap Dividend Fund	$—	$1,062,091	$1,076,181	$—	$—
Global Equity Income Fund	1,907,623	4,337,833	6,058,925	—	70,755

Total	$1,907,623	$5,399,924	$7,135,106	$—	$70,755

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$4,661,410	$18,804,382	$22,174,031	$27,994	$23,676
India Earnings Fund	10,123,269	6,957,258	8,983,683	4,521,223	49,621

Total	$14,784,679	$25,761,640	$31,157,714	$4,549,217	$73,297

International Hedged Equity Fund
DEFA Fund	$—	$802,555	$771,319	$—	$1,792

Commodity Country Equity Fund
DEFA Fund	$33,107	$295,128	$323,402	$—	$142
Global Natural Resources Fund	—	378,696	332,937	24,699	306

Total	$33,107	$673,824	$656,339	$24,699	$448

Global Natural Resources Fund
DEFA Fund	$121,839	$322,526	$440,265	$—	$—
Global Equity Income Fund	—	696,167	655,750	1,533	960
India Earnings Fund	—	287,360	59,002	147,623	1,178

Total	$121,839	$1,306,053	$1,155,017	$149,156	$2,138

Global ex-U.S. Utilities Fund
DEFA Fund	$107,423	$506,131	$608,441	$—	$—
Global ex-U.S. Real Estate Fund	—	347,274	314,837	16,872	639
India Earnings Fund	—	246,732	43,308	136,266	1,058

Total	$107,423	$1,100,137	$966,586	$153,138	$1,697

Global ex-U.S. Real Estate Fund
DEFA Fund	$165,534	$693,736	$844,165	$—	$4,433
Global Natural Resources Fund	—	1,491,006	1,391,109	—	5,738

Total	$165,534	$2,184,742	$2,235,274	$—	$10,171

Total Earnings Fund
LargeCap Growth Fund	$392,157	$384,087	$733,361	$17,582	$1,893

Earnings 500 Fund
Equity Income Fund	$344,576	$650,335	$896,588	$114,811	$5,339

MidCap Earnings Fund
MidCap Dividend Fund	$557,285	$272,081	$456,038	$343,089	$11,310

SmallCap Earnings Fund
MidCap Earnings Fund	$843,454	$156,755	$525,064	$370,528	$4,379

LargeCap Value Fund
Earnings 500 Fund	$—	$244,125	$190,833	$49,710	$1,071
LargeCap Dividend Fund	222,272	—	221,501	—	—
MidCap Dividend Fund	95,994	—	95,366	—	—
MidCap Earnings Fund	—	104,383	80,055	21,202	244

Total	$318,266	$348,508	$587,755	$70,912	$1,315

LargeCap Growth Fund
Earnings 500 Fund	$245,226	$—	$246,182	$—	$—

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

6. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, its adviser, WisdomTree Asset Management, Inc., and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	February 29, 2012

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date:	February 29, 2012

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date:	February 29, 2012